File Nos. 333-19699 and 811-05716

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933               (  )
    Pre-Effective Amendment No.                                       (  )
                                            ------------
                                            ------------
    Post-Effective Amendment No.                28                    (X)
                                            ------------
                                      and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940       (  )
    Amendment No.                               111                   (X)
                                            ------------


                        (CHECK APPROPRIATE BOX OR BOXES.)

                      ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
                           (EXACT NAME OF REGISTRANT)

                   ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
                               (NAME OF DEPOSITOR)

      ONE CHASE MANHATTAN PLAZA, 37TH FLOOR, NEW YORK, NEW YORK 10005-1423
         (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

                                 (212) 586-7733
               (DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE)

                                VINCENT VITIELLO
                   ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
                      ONE CHASE MANHATTAN PLAZA, 37TH FLOOR
                          NEW YORK, NEW YORK 10005-1423
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)

                                   COPIES TO:
                   STEWART D. GREGG, SENIOR SECURITIES COUNSEL
                 ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
                             5701 GOLDEN HILLS DRIVE
                              MINNEAPOLIS, MN 55416
                                 (763) 765-2913

IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (CHECK THE APPROPRIATE
BOX):

____ immediately upon filing pursuant to paragraph (b) of Rule 485

__X__ on May 1, 2008 pursuant to paragraph (b) of Rule 485

____ 60 days after filing pursuant to paragraph (a)(1) of Rule 485

____ on (date) pursuant to paragraph (a)(1) of Rule 485

IF APPROPRIATE, CHECK THE FOLLOWING:

____ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

APPROXIMATE DATE OF THE PROPOSED PUBLIC OFFERING:
May 1, 2008

TITLES OF SECURITIES BEING REGISTERED:
Individual Flexible Purchase Payment Variable Deferred Annuity Contracts

EXPLANATORY NOTE
This Registration Statement previously contained two prospectuses (Version A and Version B) and two statements of additional information (Version A and Version
B) which were combined into one prospectus and SAI on May 1, 2002. The only difference between the prospectuses was the underlying funding options. The only difference between the statements of additional information was the performance figures shown for the different underlying funding options.

As of December 31, 2003 disclosure relating to the Valuemark IV Prospectus and SAI (previously Version A) was removed from the combined prospectus and SAI and will no longer be updated for those contract owners since the Valuemark IV Contract is no longer offered for new sales. In the event that sales are re-commenced, the Registrant will file an amended Registration Statement for the Contract.

                               PART A - PROSPECTUS


                                       1

                       THE ALLIANZ ADVANTAGE(TM) NEW YORK

                            VARIABLE ANNUITY CONTRACT

                                    ISSUED BY

                    ALLIANZ LIFE(R) OF NY VARIABLE ACCOUNT C

                                       AND

                   ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK

FOR YOUR CONVENIENCE WE HAVE PROVIDED A GLOSSARY (SEE SECTION 12) THAT DEFINES KEY, CAPITALIZED TERMS THAT ARE USED IN THIS PROSPECTUS.

This prospectus describes an individual flexible purchase payment variable deferred annuity contract (Contract) issued by Allianz Life Insurance Company of New York (Allianz Life of New York, we, us, our).

The Contract is a "flexible purchase payment" contract because you (the Owner) can make more than one Purchase Payment, subject to certain restrictions. The Contract is "variable" because the Contract Value and any variable Annuity Payments you receive will increase or decrease depending on the performance of the Investment Options you select (in this prospectus, the term "Investment Options" refers only to the variable Investment Choices listed on the following page, and not to any fixed Investment Choices). The Contract is "deferred" because you do not have to begin receiving regular Annuity Payments immediately.

The Contract offers two optional Guaranteed Benefit Packages (GBPs). Each GBP includes a Guaranteed Minimum Income Benefit (GMIB) and a Guaranteed Partial Withdrawal Benefit (GPWB) and both GBPs carry a higher Contract expense. We designed the GBPs to give you options on how to turn your accumulated retirement assets into a stream of retirement income.


Additional information about the Separate Account has been filed with the Securities and Exchange Commission (SEC) and is available upon written or oral request without charge. A Statement of Additional Information (SAI) dated the same date as this prospectus includes additional information about the annuity offered by this prospectus. The SAI is incorporated by reference into this prospectus. The SAI is filed with the SEC and is available without charge by contacting us at the telephone number or address listed at the back of this prospectus. The table of contents of the SAI appears before the Privacy and Security Statement in this prospectus. The SEC also maintains a website (http://www.sec.gov). The prospectus, the SAI and other information about the Contract are available on the EDGAR database on the SEC's website.


Please read this prospectus before investing and keep it for future reference. It contains important information about your annuity and Allianz Life of New York that you ought to know before investing. This prospectus is not an offering in any state, country, or jurisdiction in which we are not authorized to sell the Contracts. You should rely only on the information contained in this prospectus. We have not authorized anyone to provide you with information that is different.

THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INVESTMENT IN THIS CONTRACT IS NOT A DEPOSIT OF A BANK OR FINANCIAL INSTITUTION AND IS NOT FEDERALLY INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER FEDERAL GOVERNMENT AGENCY. AN INVESTMENT IN THIS CONTRACT INVOLVES INVESTMENT RISK INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

VARIABLE ANNUITY CONTRACTS ARE COMPLEX INSURANCE AND INVESTMENT VEHICLES. BEFORE YOU INVEST, BE SURE TO ASK YOUR REGISTERED REPRESENTATIVE ABOUT THE CONTRACT'S FEATURES, BENEFITS, RISKS AND FEES, AND WHETHER THE CONTRACT IS APPROPRIATE FOR YOU BASED UPON YOUR FINANCIAL SITUATION AND OBJECTIVES.


Dated: May 1, 2008



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The Allianz Advantage(TM) NY Variable Annuity Contract Prospectus May 1, 2008
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

                                       2



This prospectus contains information on currently offered Contracts. Information regarding the product features and expenses of older Contracts that we no longer offer can be found in the SAI.

We currently offer the Investment Options listed below. You can invest in up to 15 Investment Options at any one time. Currently, the only fixed Investment Choice we offer under our general account is the DCA Fixed Option. The general account Investment Choices are not available if you select a GBP. We may add, substitute or remove Investment Choices in the future.


INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACT

--------------------------------------------------------------------------------


AIM
AZL(R) AIM International Equity Fund

BLACKROCK
AZL(R) Money Market Fund
BlackRock Global Allocation V.I. Fund

CLEARBRIDGE
AZL(R) LMP Large Cap Growth Fund

COLUMBIA
AZL(R) Columbia Technology Fund

DAVIS
AZL(R) Davis NY Venture Fund
Davis VA Financial Portfolio
Davis VA Value Portfolio(1)

DREYFUS
AZL(R) Dreyfus Founders Equity Growth Fund
AZL(R) Dreyfus Premier Small Cap Value Fund
AZL(R) S&P 500 Index Fund
AZL(R) Small Cap Stock Index Fund
Dreyfus IP Small Cap Stock Index Portfolio(3)
Dreyfus Stock Index Fund, Inc.(3)

FIRST TRUST
AZL(R) First Trust Target Double Play Fund

FRANKLIN TEMPLETON
AZL(R) Franklin Small Cap Value Fund
Franklin Global Communications Securities Fund
Franklin Global Real Estate Securities Fund
Franklin Growth and Income Securities Fund
Franklin High Income Securities Fund
Franklin Income Securities Fund
Franklin Large Cap Growth Securities Fund
Franklin Rising Dividends Securities Fund
Franklin Small-Mid Cap Growth Securities Fund
Franklin Small Cap Value Securities Fund(2)
Franklin Templeton VIP Founding Funds Allocation Fund
Franklin U.S. Government Fund
Franklin Zero Coupon Fund 2010
Mutual Discovery Securities Fund
Mutual Shares Securities Fund
Templeton Developing Markets Securities Fund(3)
Templeton Foreign Securities Fund
Templeton Global Income Securities Fund
Templeton Growth Securities Fund

FUSION PORTFOLIOS
AZL(R) Fusion Balanced Fund
AZL(R) Fusion Growth Fund
AZL(R) Fusion Moderate Fund

JENNISON
AZL(R) Jennison 20/20 Focus Fund
AZL(R) Jennison Growth Fund
Jennison 20/20 Focus Portfolio(3)

LEGG MASON
AZL(R) Legg Mason Growth Fund
AZL(R) Legg Mason Value Fund

NEUBERGER BERMAN
AZL(R) Neuberger Berman Regency Fund

NICHOLAS-APPLEGATE
AZL(R) NACM International Fund

OPPENHEIMER CAPITAL
AZL(R) OCC Opportunity Fund
AZL(R) OCC Value Fund
OpCap Mid Cap Portfolio(4)

OPPENHEIMER FUNDS
AZL(R) Oppenheimer Global Fund
AZL(R) Oppenheimer International Growth Fund
AZL(R) Oppenheimer Main Street Fund
Oppenheimer Global Securities Fund/VA(1)
Oppenheimer High Income Fund/VA
Oppenheimer Main Street Fund(R)/VA(1)

PIMCO
AZL(R) PIMCO Fundamental IndexPLUS Total Return Fund
PIMCO VIT All Asset Portfolio
PIMCO VIT CommodityRealReturn(TM) Strategy Portfolio
PIMCO VIT Emerging Markets
Bond Portfolio PIMCO VIT Global Bond Portfolio (Unhedged)
PIMCO VIT High Yield Portfolio
PIMCO VIT Real Return Portfolio
PIMCO VIT StocksPLUS(R) Growth and Income Portfolio
PIMCO VIT Total Return Portfolio

PRUDENTIAL
SP International Growth Portfolio
SP Strategic Partners Focused Growth Portfolio

SCHRODER
AZL(R) Schroder Emerging Markets Equity Fund
AZL(R) Schroder International Small Cap Fund

SELIGMAN
Seligman Smaller-Cap Value Portfolio(1)

TARGETPLUS PORTFOLIOS
AZL TargetPLUS(SM) Balanced Fund
AZL TargetPLUS(SM) Equity Fund
AZL TargetPLUS(SM) Growth Fund
AZL TargetPLUS(SM) Moderate Fund

TURNER
AZL(R) Turner Quantitative Small Cap Growth Fund

VAN KAMPEN
AZL(R) Van Kampen Comstock Fund
AZL(R) Van Kampen Equity and Income Fund
AZL(R) Van Kampen Global Franchise Fund
AZL(R) Van Kampen Global Real Estate Fund
AZL(R) Van Kampen Growth and Income Fund
AZL(R) Van Kampen Mid Cap Growth Fund

(1) The Investment Option is available for additional Purchase Payments and/or transfers only to Owners with Contract Value in the Investment Option on April 30, 2004.

(2) The Franklin Small Cap Value Securities Fund is available for additional Purchase Payments and/or transfers only to Owners with Contract Value in this Investment Option on April 29, 2005.

(3) We have filed an exemptive order application with the SEC requesting the following substitutions. If the order is issued, the shares of the replacement Investment Options will be exchanged for the replaced Investment Options, and shares of the replaced Investment Options will no longer be available through the Contracts. It is currently anticipated that if the SEC grants the relief requested, the substitutions will occur in 2008.

REPLACEMENT INVESTMENT OPTION                 REPLACED INVESTMENT OPTION

--------------------------------------------- -------------------------------------------
AZL Jennison 20/20 Focus Fund                 Jennison 20/20 Focus Portfolio
AZL S&P 500 Index Fund                        Dreyfus Stock Index Fund, Inc.
AZL Small Cap Stock Index Fund                Dreyfus IP Small Cap Stock Index Portfolio
AZL Schroder Emerging Markets Equity Fund     Templeton Developing Markets Securities Fund

(4) A fund of the Premier VIT series.

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The Allianz Advantage(TM) NY Variable Annuity Contract Prospectus May 1, 2008
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

                                       3



--------------------------------------------------------------------------------
TABLE OF CONTENTS

FEE TABLES............................................4
    CONTRACT OWNER TRANSACTION EXPENSES...............4
    CONTRACT OWNER PERIODIC EXPENSES..................5
    ANNUAL OPERATING EXPENSES OF THE
       INVESTMENT OPTIONS.............................6
    EXAMPLES..........................................6

1.  THE VARIABLE ANNUITY CONTRACT.....................8
    OWNERSHIP.........................................9

2.  THE ANNUITY PHASE................................10
    INCOME DATE......................................10
    PARTIAL ANNUITIZATION............................10
    ANNUITY OPTIONS..................................11
    TRADITIONAL ANNUITY PAYMENTS.....................13
    GUARANTEED MINIMUM INCOME BENEFITS (GMIBS).......14
    TAXATION OF GMIB PAYMENTS........................16
    AMOUNT USED TO CALCULATE GMIB PAYMENTS...........16
    TRADITIONAL GMIB VALUE...........................16
    ENHANCED GMIB VALUE..............................16

3.  PURCHASE.........................................19
    PURCHASE PAYMENTS................................19
    AUTOMATIC INVESTMENT PLAN (AIP)..................19
    ALLOCATION OF PURCHASE PAYMENTS..................20
    TAX-FREE SECTION 1035 EXCHANGES..................20
    FAXED APPLICATIONS...............................21
    FREE LOOK/RIGHT TO EXAMINE.......................21
    ACCUMULATION UNITS/COMPUTING THE CONTRACT VALUE..21

4.  INVESTMENT OPTIONS...............................22
    SUBSTITUTION AND LIMITATION ON FURTHER
    INVESTMENTS......................................30
    TRANSFERS........................................30
    EXCESSIVE TRADING AND MARKET TIMING..............32
    DOLLAR COST AVERAGING (DCA) PROGRAM..............33
    FLEXIBLE REBALANCING.............................34
    FINANCIAL ADVISERS - ASSET ALLOCATION PROGRAMS...34
    VOTING PRIVILEGES................................35

5.  OUR GENERAL ACCOUNT..............................35

6.  EXPENSES.........................................36
    SEPARATE ACCOUNT ANNUAL EXPENSES.................36
    CONTRACT MAINTENANCE CHARGE......................37
    WITHDRAWAL CHARGE................................37
    TRANSFER FEE.....................................39
    PREMIUM TAXES....................................39
    INCOME TAXES.....................................39
    INVESTMENT OPTION EXPENSES.......................39

7.  TAXES............................................40
    ANNUITY CONTRACTS IN GENERAL.....................40
    QUALIFIED CONTRACTS..............................40
    MULTIPLE CONTRACTS...............................41
    PARTIAL 1035 EXCHANGES...........................41
    DISTRIBUTIONS - NON-QUALIFIED CONTRACTS..........42
    DISTRIBUTIONS - QUALIFIED CONTRACTS..............42
    ASSIGNMENTS, PLEDGES AND GRATUITOUS TRANSFERS....43
    DEATH BENEFITS...................................44
    WITHHOLDING......................................44
    FEDERAL ESTATE TAXES.............................44
    GENERATION-SKIPPING TRANSFER TAX.................44
    FOREIGN TAX CREDITS..............................44
    ANNUITY PURCHASES BY NONRESIDENT ALIENS AND
        FOREIGN CORPORATIONS.........................44
    POSSIBLE TAX LAW CHANGES.........................45
    DIVERSIFICATION..................................45
    REQUIRED DISTRIBUTIONS...........................45

8.  ACCESS TO YOUR MONEY.............................46
    PARTIAL WITHDRAWAL PRIVILEGE.....................46
    WAIVER OF WITHDRAWAL CHARGE BENEFITS.............47
    GUARANTEED PARTIAL WITHDRAWAL BENEFITS (GPWBS)...47
    GPWB PAYMENTS....................................49
    TAXATION OF GPWB PAYMENTS........................50
    SYSTEMATIC WITHDRAWAL PROGRAM....................50
    THE MINIMUM DISTRIBUTION PROGRAM AND R
      REQUIRED MINIMUM DISTRIBUTION (RMD) PAYMENTS...51
    SUSPENSION OF PAYMENTS OR TRANSFERS..............51

9.  ILLUSTRATIONS....................................52

10. DEATH BENEFIT....................................52
    TRADITIONAL GUARANTEED MINIMUM DEATH
        BENEFIT (TRADITIONAL GMDB)...................52
    ENHANCED GUARANTEED MINIMUM DEATH BENEFIT
        (ENHANCED GMDB)..............................53
    TERMINATION OF THE DEATH BENEFIT.................53
    DEATH OF THE OWNER UNDER INHERITED IRA CONTRACTS.54
    DEATH OF THE OWNER AND/OR ANNUITANT UNDER
        ALL OTHER CONTRACTS..........................54
    DEATH BENEFIT PAYMENT OPTIONS....................57

11. OTHER INFORMATION................................57
    ALLIANZ LIFE OF NEW YORK.........................57
    THE SEPARATE ACCOUNT.............................57
    DISTRIBUTION.....................................58
    ADDITIONAL CREDITS FOR CERTAIN GROUPS............59
    ADMINISTRATION/ALLIANZ SERVICE CENTER............59
    LEGAL PROCEEDINGS................................60
    FINANCIAL STATEMENTS.............................60

12. GLOSSARY.........................................60

13. TABLE OF CONTENTS OF THE STATEMENT OF
    ADDITIONAL INFORMATION (SAI).....................62

14. PRIVACY AND SECURITY STATEMENT...................63

APPENDIX A - ANNUAL OPERATING EXPENSES FOR
    EACH INVESTMENT OPTION...........................64

APPENDIX B - CONDENSED FINANCIAL INFORMATION.........69

APPENDIX C - GMIB AND GPWB VALUE

    CALCULATION EXAMPLES.............................78

APPENDIX D - DEATH BENEFIT CALCULATION EXAMPLES......80

APPENDIX E - WITHDRAWAL CHARGE EXAMPLES..............81

FOR SERVICE OR MORE INFORMATION......................83


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                                       4


The following is a list of common abbreviations used in this prospectus:

AIA  =   ANNUAL INCREASE AMOUNT                          GMIB  =  GUARANTEED MINIMUM INCOME BENEFIT
GBP  =   GUARANTEED BENEFIT PACKAGE                      GPWB  =  GUARANTEED PARTIAL WITHDRAWAL BENEFIT
GMDB  =   GUARANTEED MINIMUM DEATH BENEFIT                MAV  =  MAXIMUM ANNIVERSARY VALUE

--------------------------------------------------------------------------------
FEE TABLES


The following tables describe the fees and expenses that you will pay when purchasing, owning and taking a withdrawal from the Contract. For more information, see section 6, Expenses.


The first tables describe the fees and expenses that you will pay if you take a withdrawal from the Contract during the Accumulation Phase, or if you make transfers.

CONTRACT OWNER TRANSACTION EXPENSES


WITHDRAWAL CHARGE DURING THE ACCUMULATION PHASE(1),(2)
(as a percentage of each Purchase Payment withdrawn)


  NUMBER OF COMPLETE YEARS
   SINCE WE RECEIVED YOUR

      PURCHASE PAYMENT                  CHARGE
              0                           6%
              1                           6%
              2                           6%
              3                           5%
              4                           4%
              5                           3%
              6                           2%
       7 years or more                    0%


TRANSFER FEE(3)...............................The lesser of $25 or 2% of the amount transferred


PREMIUM TAXES(4)....................................0% to 3.5%
(as a percentage of each Purchase Payment)

(1) The partial withdrawal privilege for each Contract Year after the first is equal to 15% of your Contract Value as of the immediately preceding Contract Anniversary, less any previous withdrawals taken during the Contract Year that were not subject to a withdrawal charge. We will not deduct a withdrawal charge from amounts withdrawn under the partial withdrawal privilege. There is no partial withdrawal privilege during the first Contract Year, after you exercise the GPWB (if applicable) or during the Annuity Phase. Any unused partial withdrawal privilege in one Contract Year does not carry over to the next Contract Year. For more details and additional information on other penalty-free withdrawal options, please see the discussion of the partial withdrawal privilege and other information that appears in section 8, Access to Your Money.

(2) The total amount under your Contract that is subject to a withdrawal charge is the Withdrawal Charge Basis. The Withdrawal Charge Basis is equal to the lesser of: a) total Purchase Payments, less any Purchase Payments withdrawn that were subject to a withdrawal charge; or b) the Contract Value less any amounts currently available under the partial withdrawal privilege.

(3) The first twelve transfers in a Contract Year are free. Dollar cost averaging and flexible rebalancing transfers do not count against any free transfers we allow. Currently, we deduct this fee only during the Accumulation Phase, but we reserve the right to also deduct this charge during the Annuity Phase. For more information, please see section 6, Expenses - Transfer Fee.

(4) Although New York does not currently impose a premium tax, we reserve the right to collect that tax if imposed by New York in the future. If your Contract is subject to a premium tax, it is our current practice not to make deductions from the Contract to reimburse ourselves for premium taxes until the earliest of: the Income Date that you take a Full Annuitization, the date of full withdrawal, or full distribution of the death benefit. For more information, please see section 6, Expenses - Premium Taxes.



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The Allianz Advantage(TM) NY Variable Annuity Contract Prospectus May 1, 2008
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                                       5


CONTRACT OWNER PERIODIC EXPENSES


The next tables describe the fees and expenses that you will pay periodically during the time that you own your Contract, not including the Investment Options' fees and expenses. The Separate Account annual expenses include the mortality and expense risk (M&E) charges and the administrative charge.


DURING THE ACCUMULATION PHASE:


CONTRACT MAINTENANCE CHARGE(5).............................$30
(per Contract per year)


SEPARATE ACCOUNT ANNUAL EXPENSES(6)
(as a percentage of average daily assets invested in a subaccount on an annual basis)

                                    NO GBP                       TRADITIONAL GBP                     ENHANCED GBP
                         M&E        ADMIN.                 M&E        ADMIN.                 M&E         ADMIN.
                       CHARGES     CHARGE      TOTAL     CHARGES     CHARGE      TOTAL     CHARGES     CHARGE      TOTAL
TRADITIONAL GMDB         1.50%      0.15%       1.65%      1.70%      0.15%       1.85%      2.20%       0.15%      2.35%
ENHANCED GMDB            1.70%      0.15%       1.85%      1.85%      0.15%       2.00%      2.35%       0.15%      2.50%

The Traditional GBP consists of:
o   The Traditional GMIB, and
o   The Traditional GPWB.

The Enhanced GBP consists of:
o   The Enhanced GMIB, and
o   The Enhanced GPWB.

DURING THE ANNUITY PHASE:

CONTRACT MAINTENANCE CHARGE(7).............................$30
(per Contract per year)

SEPARATE ACCOUNT ANNUAL EXPENSES - IF YOU REQUEST VARIABLE TRADITIONAL ANNUITY PAYMENTS (as a percentage of average daily assets invested in a subaccount on an annual basis)

        M&E CHARGE                   1.50%
        ADMINISTRATIVE CHARGE        0.15%
                                     -----
        TOTAL                        1.65%


(5) We waive the contract maintenance charge if your Contract Value is at least $50,000 at the time we are to deduct the charge. If the total Contract Value of all your Contracts that are registered with the same social security number is at least $50,000, we waive the charge on all Contracts. For more information, please see section 6, Expenses - Contract Maintenance Charge.

(6) If you exercise the GPWB, the increased expenses associated with the GBP will continue until the GPWB endorsement terminates and the increased expenses associated with the Enhanced GMDB (if applicable) will continue as long as the Enhanced GMDB value is greater than zero.

(7) We waive the contract maintenance charge during the Annuity Phase if your Contract Value on the Income Date is at least $50,000. For more information, please see section 6, Expenses - Contract Maintenance Charge.



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The Allianz Advantage(TM) NY Variable Annuity Contract Prospectus May 1, 2008
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                                       6


ANNUAL OPERATING EXPENSES OF THE INVESTMENT OPTIONS


This table describes the total annual operating expenses associated with the Investment Options and shows the minimum and maximum expenses for the period ended December 31, 2007, charged by any of the Investment Options before the effect of any contractual expense reimbursement or fee waiver. We show the expenses as a percentage of an Investment Option's average daily net assets.


                                                                                              MINIMUM         MAXIMUM


Total annual Investment Option operating expenses* (including management fees, distribution or 12b-1 fees,
 and other expenses) before fee waivers and expense reimbursements                             0.52%           1.96%

* Some of the Investment Options or their affiliates may also pay service fees to us or our affiliates. The amount of these fees may be different for each Investment Option. The maximum current fee is 0.25%. The amount of these fees, if deducted from Investment Option assets, is reflected in the above table and is disclosed in Appendix A. Appendix A also contains more details regarding the annual operating expenses for each of the Investment Options, including the amount and effect of any waivers and/or reimbursements.


--------------------------------------------------------------------------------
EXAMPLES

The expenses for your Contract may be different from those shown in the examples below depending upon which Investment Option(s) you select and the benefits that apply.

These examples are intended to help you compare the cost of investing in a Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, Contract Owner periodic expenses, and the annual operating expenses of the Investment Options before the effect of reimbursements and waivers.

You should not consider the examples below as a representation of past or future expenses. Actual expenses may be greater or less than those shown.


The $30 contract maintenance charge is included in the examples as a charge of 0.037% of the average daily assets invested in a subaccount for the most recent calendar year based on the total charges collected under the Contract divided by the total average net assets for the Contract. Please note that this is an average and some Owners may pay more or less than the average.

Transfer fees and deductions we make to reimburse ourselves for premium taxes that we pay may apply, but are not reflected in these examples.

For additional information, see section 6, Expenses.


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                                       7

If you take a full withdrawal at the end of each time period, and assuming a $10,000 investment and a 5% annual return on your money, you may pay expenses as follows.

    a) The Enhanced GMDB and the Enhanced GBP (which includes the Enhanced GMIB and the Enhanced GPWB and carries the highest Separate Account annual expense of 2.50%).

    b) The Traditional GMDB and no GBP (which carries the lowest Separate Account annual expense of 1.65%).



TOTAL ANNUAL INVESTMENT OPTION OPERATING EXPENSES
BEFORE ANY FEE WAIVERS OR EXPENSE REIMBURSEMENTS OF:             1 YEAR       3 YEARS        5 YEARS       10 YEARS
                                                              ------------- ------------- -------------- -------------
1.96% (the maximum Investment Option operating expense)        a) $1,051     a) $1,870      a) $2,619     a) $4,619
                                                               b)  $967      b) $1,627      b) $2,227     b) $3,908
------------------------------------------------------------- ------------- ------------- -------------- -------------
0.52% (the minimum Investment Option operating expense)         a)  $909     a) $1,454      a) $1,945     a) $3,374
                                                                b)  $824     b) $1,200      b) $1,523     b) $2,540
------------------------------------------------------------- ------------- ------------- -------------- -------------


If you do not take a full withdrawal or if you take a Full Annuitization* of the Contract at the end of each time period, and assuming a $10,000 investment and a 5% annual return on your money, you may pay expenses as follows.


TOTAL ANNUAL INVESTMENT OPTION OPERATING EXPENSES
BEFORE ANY FEE WAIVERS OR EXPENSE REIMBURSEMENTS OF:             1 YEAR       3 YEARS        5 YEARS       10 YEARS
                                                              ------------- ------------- -------------- -------------
1.96% (the maximum Investment Option operating expense)          a) $451     a) $1,360      a) $2,279     a) $4,619
                                                                 b) $367     b) $1,117      b) $1,887     b) $3,908
------------------------------------------------------------- ------------- ------------- -------------- -------------
0.52% (the minimum Investment Option operating expense)          a) $309      a)  $944      a) $1,605     a) $3,374
                                                                 b) $224      b)  $690      b) $1,183     b) $2,540
------------------------------------------------------------- ------------- ------------- -------------- -------------


* Traditional Annuity Payments are not available until 13 months after your Issue Date, and GMIB Payments are not available until the tenth Contract Anniversary.


See Appendix B for condensed financial information regarding the Accumulation Unit values (AUVs) for the highest and lowest Separate Account annual expenses. See the appendix to the Statement of Additional Information for condensed financial information regarding the AUVs for other expense levels and for older Contracts that we no longer offer.



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                                       8


--------------------------------------------------------------------------------
1. THE VARIABLE ANNUITY CONTRACT

An annuity is a contract between you (the Owner), and an insurance company (in this case Allianz Life of New York), where you make payments to us and, in turn, we promise to make regular periodic income payments (Annuity Payments) to the Payee.

The Contract is tax deferred. You generally are not taxed on any earnings or appreciation on the assets in your Contract until you take money out of your Contract. FOR QUALIFIED CONTRACTS, THE TAX DEFERRAL IS PROVIDED THROUGH COMPLIANCE WITH SPECIALIZED TAX-QUALIFICATION RULES, AND YOU DO NOT RECEIVE ANY ADDITIONAL TAX BENEFIT BY PURCHASING THE CONTRACT. HOWEVER, THE CONTRACT MAY OFFER OTHER FEATURES THAT MEET YOUR NEEDS. ACCORDINGLY, IF YOU ARE PURCHASING A QUALIFIED CONTRACT, YOU SHOULD CONSIDER PURCHASING THIS CONTRACT FOR ITS DEATH BENEFIT, ANNUITY BENEFITS AND OTHER NON-TAX DEFERRAL RELATED BENEFITS. PLEASE CONSULT A TAX ADVISER FOR INFORMATION SPECIFIC TO YOUR CIRCUMSTANCES TO DETERMINE WHETHER A QUALIFIED CONTRACT IS AN APPROPRIATE INVESTMENT FOR YOU.

The Contract has an Accumulation Phase and an Annuity Phase. You can take withdrawals from the Contract during the Accumulation Phase and, subject to certain restrictions, you can make additional Purchase Payments.


The Accumulation Phase begins on the Issue Date and ends upon the earliest of the following.
o    The Business Day before the Income Date if you take a Full Annuitization.
o    The Business Day we process your request for a full withdrawal.
o Upon the death of any Owner (or the Annuitant if the Contract is owned by a non-individual), it will terminate on the Business Day we receive in good order at our Service Center, both due proof of death and an election of the death benefit payment option, unless the spouse of the deceased continues the Contract.


The Annuity Phase is the period during which we will make Annuity Payments from the Contract. Under all Contracts, Traditional Annuity Payments are available during the Annuity Phase. Traditional Annuity Payments must begin on a designated date (the Income Date) that is at least 13 months after your Issue Date. For Contracts with a GBP, you can request fixed Annuity Payments under the GMIB (GMIB Payments) beginning on the tenth Contract Anniversary. If you apply the entire Contract Value to Annuity Payments, we call that a Full Annuitization, and if you apply only part of the Contract Value to Annuity Payments, we call that a Partial Annuitization.* The maximum number of annuitizations you can have at any one time is five. Because the Contract allows Partial Annuitization, it is possible for different portions of the Contract to be in both the Accumulation and Annuity Phases at the same time. The Annuity Phase begins on the Income Date (or the first Income Date if you take any Partial Annuitizations) and ends when all portion(s) of the Contract that you apply to Annuity Payments have terminated, as indicated in section 2, The Annuity Phase.

* GMIB Payments are not available under a Partial Annuitization.

Your Investment Choices include the Investment Options and, if you do not select a GBP (which includes a GMIB and a GPWB), they also include any available general account Investment Choice. You cannot invest in more than 15 Investment Options at any one time. Depending upon market conditions, you can gain or lose Contract Value based on the investment performance of the Investment Options. The Investment Options are designed to offer the opportunity for a better return than any available general account Investment Choice; however, this is not guaranteed. The amount of Contract Value you are able to accumulate in your Contract during the Accumulation Phase and the amount of any variable Traditional Annuity Payments we make during the Annuity Phase depends in large part upon the investment performance of any Investment Options you select.

The only general account Investment Choice available during the Accumulation Phase is the DCA Fixed Option. HOWEVER, THE DCA FIXED OPTION IS NOT AVAILABLE TO YOU IF YOU SELECT A GBP. If you select the DCA Fixed Option, the amount of Contract Value you are able to accumulate in your Contract during the Accumulation Phase depends in part upon the total interest credited to your Contract.

We will not make any changes to your Contract without your permission except as may be required by law.

THE CONTRACT WILL TERMINATE WHEN:
o   the Accumulation Phase has terminated,
o   the Annuity Phase has terminated, and/or
o   all applicable death benefit payments have been made.

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                                       9

OWNERSHIP

OWNER


You, as the Owner, have all the rights under the Contract. The Owner is designated at Contract issue. You can change Owners at any time subject to our approval. However, Qualified Contracts can only have one Owner and there may be Internal Revenue Service (IRS) or other restrictions on changing the ownership of a Qualified Contract. Upon our approval, any change will become effective as of the date you sign the request. Changing ownership may be a taxable event. You should consult with your tax adviser before doing this.


JOINT OWNER


A Non-Qualified Contract can be owned by up to two Owners. Upon the death of either Joint Owner, the surviving Joint Owner will become the primary Beneficiary. We will then treat any other Beneficiary designation on record at the time of death as a contingent Beneficiary. You can change Joint Owners under the same conditions as described for an Owner. If a Contract has Joint Owners, we require the signature of both Owners on any forms that are submitted to our Service Center, unless we allow otherwise.

NOTE FOR PARTIAL ANNUITIZATIONS: Partial Annuitizations are not available to Joint Owners. There can be only one Owner, the Owner must be the Annuitant, and we will not allow the Owner to add a joint Annuitant.


ANNUITANT

The Annuitant is the individual on whose life we base Annuity Payments. Subject to our approval, you designate an Annuitant and you can add a joint Annuitant for the Annuity Phase if you take a Full Annuitization. You may change the Annuitant at any time before the Income Date unless the Contract is owned by a non-individual (for example, a qualified plan or trust). You cannot change the Annuitant if the Contract is owned by a non-individual, but you can add a joint Annuitant (subject to our approval) for the Annuity Phase if you take a Full Annuitization. For Qualified Contracts, the Owner must be the Annuitant unless the Contract is owned by a qualified plan or is part of a custodial arrangement.

DESIGNATING DIFFERENT PERSONS AS OWNER(S) AND ANNUITANT(S) CAN HAVE IMPORTANT IMPACTS ON WHETHER A DEATH BENEFIT IS PAID, AND ON WHO WOULD RECEIVE IT. USE CARE WHEN DESIGNATING OWNERS AND ANNUITANTS, AND CONSULT YOUR REGISTERED REPRESENTATIVE IF YOU HAVE QUESTIONS.

PAYEE

The Payee is the person or entity you designate (subject to our approval) to receive Annuity Payments during the Annuity Phase. The Owner will receive tax reporting on those payments. For Non-Qualified Contracts, an Owner or Annuitant can be the Payee, but it is not required. For Qualified Contracts owned by a qualified plan, the qualified plan must be the Payee. For all other Qualified Contracts, the Owner is not required to be the Payee, but the Owner cannot transfer or assign his or her rights under the Contract to someone else. If you do not designate a Payee by the Income Date, we will make Annuity Payments to the Owner unless the Contract is a Qualified Contract owned by a qualified plan. The Owner can change the Payee at any time, subject to our approval, provided that designation of a Payee is consistent with federal and state laws and regulations.

BENEFICIARY

The Beneficiary is the person(s) or entity you designate at Contract issue to receive any death benefit. You can change the Beneficiary or contingent Beneficiary at any time before your death unless you name an irrevocable Beneficiary. If you do not designate a Beneficiary, any death benefit will be paid to your estate.

NOTE FOR JOINT OWNERS: For jointly owned Contracts, the sole primary Beneficiary will be the surviving Joint Owner. For Contracts that are jointly owned by spouses, if both spousal Joint Owners die before we pay the death benefit, we will pay the death benefit to the contingent Beneficiaries, or to the estate of the Joint Owner who died last if there are no named contingent Beneficiaries. However, for tax reasons, if the Joint Owners were not spouses and both Joint Owners die before we pay the death benefit, we will pay the death benefit to the estate of the Joint Owner who died last.


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                                       10


ASSIGNMENT OF A CONTRACT

An authorized request specifying the terms of an assignment of a Contract must be provided to our Service Center and approved by us. We will not be liable for any payment made or action taken before we record the assignment. An assignment may be a taxable event. We will not be responsible for the validity or tax consequences of any assignment. After the death benefit has become payable, an assignment can only be made with our consent. If the Contract is assigned, your rights may only be exercised with the consent of the assignee of record. Qualified Contracts generally cannot be assigned.

--------------------------------------------------------------------------------
2. THE ANNUITY PHASE

You can apply your Contract Value to regular periodic income payments (Annuity Payments). A Full Annuitization occurs when you apply the entire Contract Value to Annuity Payments. A Partial Annuitization occurs when you apply only part of your Contract Value to Annuity Payments.* The Payee will receive the Annuity Payments. You will receive tax reporting on those payments, however, whether or not you are the Payee. We may require proof of the Annuitant(s)' age before making any life contingent Annuity Payment. If the age or sex of the Annuitant(s) have been misstated, the amount payable will be the amount that would have been provided at the true age or sex.

* GMIB Payments are not available under a Partial Annuitization.


NOTE: YOU WILL BE REQUIRED TO TAKE A FULL ANNUITIZATION OF YOUR CONTRACT ON OR BEFORE THE MAXIMUM PERMITTED INCOME DATE. At our discretion, we may extend the maximum permitted Income Date subject to the requirements of applicable law. The maximum permitted Income Date may vary depending on the broker/dealer you purchase your Contract through and your state of residence. UPON FULL ANNUITIZATION YOU WILL NO LONGER HAVE A CONTRACT VALUE, ANY PERIODIC WITHDRAWAL OR INCOME PAYMENTS OTHER THAN ANNUITY PAYMENTS (WHICH INCLUDES GPWB PAYMENTS) WILL STOP, AND THE DEATH BENEFIT WILL TERMINATE.


INCOME DATE


The Income Date is the date Annuity Payments (GMIB Payments or Traditional Annuity Payments) will begin. Your Income Date is specified in your Contract as the maximum permitted date allowed for your Contract, which is the first day of the calendar month following the Annuitant's 90th birthday. You can make an authorized request for a different Income Date after the Issue Date, however, any such request is subject to our approval. Your Income Date must be the first day of a calendar month and must be at least 13 months after the Issue Date. The Income Date will never be later than what is permitted under applicable law. To receive the annuity income protection of the GMIB, your Income Date must be within 30 days following a Contract Anniversary beginning with the tenth Contract Anniversary (and certain other conditions must also be met). An earlier Income Date may be required to satisfy minimum required distribution rules under certain Qualified Contracts.


PARTIAL ANNUITIZATION

PARTIAL ANNUITIZATIONS ARE NOT AVAILABLE TO EVERYONE. THERE CAN BE ONLY ONE OWNER, THE OWNER MUST BE THE ANNUITANT, AND WE WILL NOT ALLOW THE OWNER TO ADD A JOINT ANNUITANT.

You can take Partial Annuitizations as Traditional Annuity Payments after 13 months. GMIB Payments are not available under a Partial Annuitization. Partial Annuitizations are not available after you exercise the GPWB (if applicable) or after you take a Full Annuitization. If you take a Full Annuitization, the Accumulation Phase of the Contract will end.

You can take one Partial Annuitization every 12 months. THE MAXIMUM NUMBER OF ANNUITIZATIONS WE ALLOW AT ANY ONE TIME IS FIVE. We do not allow you to allocate additional Contract Value to an existing stream of Traditional Annuity Payments. You also cannot transfer any amounts allocated to a stream of Annuity Payments to any other portion of the Contract. If you have four Partial Annuitizations and you would like to take a fifth, you must take a Full Annuitization and apply the entire remaining Contract Value to Annuity Payments, and the Accumulation Phase of the Contract will end. The amounts you apply to a Partial Annuitization and Annuity Payments we make under a Partial Annuitization are not subject to the withdrawal charge.


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                                       11


A Partial Annuitization will decrease the Contract Value, the Withdrawal Charge Basis, the GMDB value, and for Contracts with a GBP, it will also decrease the GMIB and GPWB values. This will decrease the amounts available for withdrawals (including GPWB Payments), additional Annuity Payments (including GMIB Payments), and payment of the death benefit. For more information, see section 2, Annuity Phase - Guaranteed Minimum Income Benefits (GMIBs); section 6, Expenses - Withdrawal Charge; section 8, Access to Your Money - Guaranteed Partial Withdrawal Benefits (GPWBs); and see the discussion of the GMDB that applies to your Contract in section 10, Death Benefit.


FOR TAX PURPOSES, ANNUITY PAYMENTS WE MAKE UNDER A PARTIAL ANNUITIZATION WILL BE TREATED AS PARTIAL WITHDRAWALS AND NOT AS ANNUITY PAYMENTS. However, once the entire Contract Value has been applied to Annuity Payments, we intend to treat all Annuity Payments we make after that as annuity payments (and not withdrawals) for tax purposes. If you take a Partial Annuitization(s) and subsequently take a full withdrawal of the entire remaining Contract Value, all Annuity Payments we make on or after the Business Day you take the withdrawal, should be treated as annuity payments (and not withdrawals) for tax purposes.

If the Annuity Payments we make are treated as withdrawals (and not annuity payments) for tax purposes, under Non-Qualified Contracts, any gains in the entire Contract will be considered to be distributed before Purchase Payments and will be subject to ordinary income tax. For Qualified Contracts, in most cases, the entire Annuity Payment we make under a Partial Annuitization will be subject to ordinary income taxes. If any Owner is younger than age 59 1/2, the taxable portion of the Annuity Payments we make under a Partial Annuitization may also be subject to a 10% federal penalty tax. Partial Annuitizations may also affect the tax treatment of any future Annuity Payments. We may also make deductions to reimburse ourselves for premium taxes that we pay from partially annuitized amounts. YOU SHOULD CONSULT A TAX ADVISER BEFORE REQUESTING A PARTIAL ANNUITIZATION.


ANNUITY OPTIONS

You can choose one of the income plans (Annuity Options) described below or any other payment option to which we agree. Before the Income Date, you can select and/or change the Annuity Option with at least 30 days written notice to us. After Annuity Payments begin, you cannot change the Annuity Option.

Annuity Payments will usually be lower if you select an Annuity Option that requires us to make more frequent Annuity Payments or to make payments over a longer period of time. For example, the guaranteed initial monthly fixed payout rates under Annuity Option 4 with a guarantee period of 20 years or more are the lowest fixed rates we offer, and the guaranteed initial monthly fixed payout rates under Annuity Option 1 are the highest fixed rates we offer. Annuity Payments will also be lower if you request Annuity Payments at an early age (for example, when the Annuitant is age 50) as opposed to waiting until the Annuitant is older (for example, when the Annuitant is age 70).

OPTION 1. LIFE ANNUITY. We will make Annuity Payments during the life of the Annuitant, and the last payment will be the one that is due before the Annuitant's death. If the Annuitant dies shortly after the Income Date, the Payee may receive less than your investment in the Contract.

OPTION 2. LIFE ANNUITY WITH PAYMENTS OVER 5, 10, 15 OR 20 YEARS GUARANTEED. We will make Annuity Payments during the life of the Annuitant. If you take one single Full Annuitization and the Annuitant dies before the end of the selected guaranteed period, we will continue to make Annuity Payments to the Payee for the rest of the guaranteed period. Alternatively, the Owner may elect to receive a lump sum payment. Under a Partial Annuitization, if the Annuitant dies before the end of the selected guaranteed period, we will make a lump sum payment to the Beneficiary. The lump sum payment is equal to the present value of the remaining guaranteed variable Traditional Annuity Payments as of the date we receive proof of the Annuitant's death and a payment election form at our Service Center, using the selected assumed investment return as the interest rate for the present value calculation. This lump sum payment is not available under a fixed payout. We require proof of the Annuitant's death and return of the Contract before we will make any lump sum payment. There are no additional costs associated with a lump sum payment. Under a Partial Annuitization, this Annuity Option is only available for variable payouts; fixed Partial Annuitizations are not allowed.

OPTION 3. JOINT AND LAST SURVIVOR ANNUITY. We will make Annuity Payments during the joint lifetime of the Annuitant and the joint Annuitant. Upon the death of one Annuitant, Annuity Payments to the Payee will continue during the lifetime of the surviving joint Annuitant, at a level of 100%, 75% or 50% of the previous amount, as selected by the Owner. Annuity Payments will stop with the last payment that is due before the last surviving joint Annuitant's death. If both Annuitants die shortly after the Income Date, the Payee may receive less than your investment in the Contract. This Annuity Option is not available to you under a Partial Annuitization.


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                                       12


OPTION 4. JOINT AND LAST SURVIVOR ANNUITY WITH PAYMENTS OVER 5, 10, 15 OR 20 YEARS GUARANTEED. We will make Annuity Payments during the joint lifetime of the Annuitant and the joint Annuitant. Upon the death of one Annuitant, Annuity Payments will continue to the Payee during the lifetime of the surviving joint Annuitant at 100% of the amount that was paid when both Annuitants were alive. However, if both joint Annuitants die before the end of the selected guaranteed period, we will continue to make Annuity Payments to the Payee for the rest of the guaranteed period. Alternatively, the Owner may elect to receive a lump sum payment equal to the present value of the remaining guaranteed variable Traditional Annuity Payments as of the date we receive proof of the last surviving joint Annuitant's death and a payment election form at our Service Center, using the selected assumed investment return as the interest rate for the present value calculation. This lump sum payment is not available under a fixed payout. We require proof of death of both joint Annuitants and return of the Contract before we will make any lump sum payment. There are no additional costs associated with a lump sum payment. This Annuity Option is not available to you under a Partial Annuitization.

OPTION 5. REFUND LIFE ANNUITY. We will make Annuity Payments during the lifetime of the Annuitant, and the last payment will be the one that is due before the Annuitant's death. After the Annuitant's death, the Payee may receive a lump sum refund. For a fixed payout, the amount of the refund will equal the amount applied to this Annuity Option minus the total of all Annuity Payments made under this option.

For variable Traditional Annuity Payments, the amount of the refund will depend on the current Investment Option allocation and will be the sum of refund amounts attributable to each Investment Option. We calculate the refund amount for a given Investment Option using the following formula.

(A) x {[(B) x (C) x (D)/(E)] - [(D) x (F)]} where:

    (A) = Annuity Unit value of the subaccount for that given
          Investment Option when due proof of the Annuitant's death is received at our Service Center.

    (B) = The amount applied to variable Traditional Annuity Payments on the Income Date.

    (C) = Allocation percentage in a given subaccount (in decimal form) when due proof of the Annuitant's death is received at our Service Center.

    (D) = The number of Annuity Units used in determining each variable Traditional Annuity Payment attributable to that given subaccount when due proof of the Annuitant's death is received at our Service Center.

    (E) = Dollar value of first variable Traditional Annuity Payment.

    (F) = Number of variable Traditional Annuity Payments made since the Income Date.

We will base this calculation upon the allocation of Annuity Units actually in force at the time due proof of the Annuitant's death is received at our Service Center. We will not pay a refund if the total refund determined using the above calculation is less than or equal to zero.

EXAMPLE

o The Contract has one Owner who is a 65-year-old male. He elects variable Annuity Payments under Annuity Option 5 based on a Contract Value of $100,000 (item "B").

o The Owner/Annuitant allocates all the Contract Value to one Investment Option, so the allocation percentage in this subaccount is 100% (item "C").

o The purchase rate for the selected assumed investment rate is $6.15 per month per thousand dollars of Contract Value annuitized. Therefore, the first variable Annuity Payment is: $6.15 x ($100,000 / $1,000) = $615 (item "E").

o Assume the Annuity Unit value on the Income Date is $12, then the number of Annuity Units used in determining each Annuity Payment is: $615 / $12 =
    51.25 (item "D").

o The Owner/Annuitant dies after receiving 62 Annuity Payments (item "F") and the Annuity Unit value for the subaccount on the date the Service Center receives due proof of death is $15 (item "A").

WE CALCULATE THE REFUND AS FOLLOWS:

(A) x {[(B) x (C) x (D)/(E)] - [(D) x (F)]} = 15 x {[100,000 x 1.00 x (51.25 /
615)] - [51.25 x 62]} = 15 x {[100,000 x 0.083333] - 3,177.50} = 15 x {8,333.33
- 3,177.50} = 15 x 5,155.83 = $77,337.50


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                                       13


OPTION 6. SPECIFIED PERIOD CERTAIN ANNUITY. THIS OPTION IS ONLY AVAILABLE IF YOU SELECT AN OPTIONAL GBP AND ELECT TO RECEIVE GMIB PAYMENTS BASED ON THE GMIB VALUE, OR IF YOU EXERCISE THE GPWB AND ELECT TO STOP GPWB PAYMENTS AND INSTEAD RECEIVE FIXED ANNUITY PAYMENTS BASED ON YOUR REMAINING GPWB VALUE. Under this option, we will make Annuity Payments for a specified period of time. You select the specified period, which must be a whole number of years from ten to 30. If the last Annuitant dies before the end of the specified period certain, we will continue to make Annuity Payments to the Payee for the rest of the specified period certain. This Annuity Option is not available to you under a Partial Annuitization.

NOTE FOR OWNERS THAT ARE YOUNGER THAN AGE 59 1/2: Your Annuity Payments under Annuity Option 6 may be subject to a 10% federal penalty tax if the specified period certain you select is less than your life expectancy.

TRADITIONAL ANNUITY PAYMENTS

Annuity Payments offer a guaranteed income stream with certain tax advantages and are designed for Owners who are not concerned with continued access to Contract Value.

You can request Traditional Annuity Payments under Annuity Options 1-5 as:
o   a variable payout,
o   a fixed payout, or
o   a combination of both.

Annuity Option 6 is only available if you select an optional GBP and:
o   you request GMIB Payments based on the GMIB value; or
o if you exercise the GPWB and elect to stop GPWB Payments and instead request fixed Annuity Payments based on your remaining GPWB value.

If you do not choose an Annuity Option before the Income Date, we will make variable Traditional Annuity Payments to the Payee under Annuity Option 2 with five years of guaranteed monthly payments.


Under a fixed payout, all of the Annuity Payments will be the same dollar amount (equal installments) except as provided for under Annuity Option 3. If you choose a variable payout, you can continue to invest in up to 15 of the available Investment Options. We may change this in the future, but we will always allow you to invest in at least ten Investment Options. If you do not tell us otherwise, we will base variable Traditional Annuity Payments on the investment allocations that were in place on the Income Date. We will not allow you to apply amounts of less than $2,000 to an Annuity Option. If your Contract Value (less any deduction we make to reimburse ourselves for premium tax that we pay) is less than $2,000 on the Income Date, we will pay that amount to you. We may change the frequency of your Traditional Annuity Payments if the amount of the payment is less than $20. Guaranteed fixed Traditional Annuity Payments are based on an interest rate and mortality table specified in your Contract. The payout rates for fixed Traditional Annuity Payments provided by your Contract are guaranteed and in no event will we use lower fixed payout rates to calculate your fixed Traditional Annuity Payments. However, we may use higher fixed payout rates to calculate fixed Traditional Annuity Payments than the guaranteed rates provided by your Contract.

If you choose to have any portion of the Traditional Annuity Payments based on the investment performance of the Investment Option(s), the dollar amount of the payments will depend upon the following factors.
o The Contract Value (less any deduction we make to reimburse ourselves for premium tax that we pay) on the Income Date.
o    The age of the Annuitant and any joint Annuitant on the Income Date.
o    The sex of the Annuitant and any joint Annuitant, where permitted.
o    The Annuity Option you select.
o    The assumed investment return (AIR) you select.
o    The mortality table specified in the Contract.
o    The future performance of the Investment Option(s) you select.


You can choose an AIR of either 3% or 4.5%. Using a higher AIR results in a higher initial variable Traditional Annuity Payment, but later payments will increase more slowly when investment performance rises and decrease more rapidly when investment performance declines. If the actual performance of your Investment Options exceeds the AIR you


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                                       14


selected, the variable Traditional Annuity Payments will increase. Similarly, if the actual performance is less than the AIR you selected, the variable Traditional Annuity Payments will decrease.


EACH PORTION OF THE CONTRACT THAT YOU APPLY TO TRADITIONAL ANNUITY PAYMENTS WILL TERMINATE UPON THE EARLIEST OF THE FOLLOWING.
o    Under Annuity Options 1 and 3, the death of the last surviving Annuitant.
o Under Annuity Options 2 and 4, the death of the last surviving Annuitant and expiration of the guaranteed period. If we make a lump sum payment of the remaining guaranteed Traditional Annuity Payments at the death of the last surviving Annuitant, this portion of the Contract will terminate upon payment of the lump sum.
o Under Annuity Option 5, the death of the Annuitant and payment of any lump sum refund.
o    Under Annuity Option 6, the expiration of the specified period certain.
o    Contract termination.


GUARANTEED MINIMUM INCOME BENEFITS (GMIBS)

The GMIBs are only available as part of the optional GBPs.

The Traditional GBP consists of:
o   the Traditional GMIB, and
o   the Traditional GPWB.

The Enhanced GBP consists of:
o   the Enhanced GMIB, and
o   the Enhanced GPWB.

The GPWBs are not available separately from the GMIBs.

The GBPs provide a guaranteed minimum fixed income stream and are designed for Owners who want flexibility in the way they access income and can wait at least ten years before taking income.


All GBPs carry an additional M&E charge. We calculate the additional M&E charge based on the average daily assets in each subaccount. The additional M&E charge for the GBPs will reduce the performance of your selected Investment Options, and in the long term, may provide less Contract Value to you than would otherwise be available from the same Contract without a GBP. THE GBPS DO NOT CREATE CONTRACT VALUE OR GUARANTEE THE PERFORMANCE OF ANY INVESTMENT OPTION.

You select a GBP at Contract issue, and you can only select one GBP. The Enhanced GBP is available only if the older Owner is age 76 or younger on the Issue Date (or the Annuitant is age 76 or younger if the Contract is owned by a non-individual). The Enhanced GBP may not be appropriate for Owners who are nearing age 65 because the benefit values are limited after age 80. AFTER THE ISSUE DATE, A GBP CANNOT BE ADDED TO, CHANGED, OR REMOVED FROM YOUR CONTRACT. IF YOU SELECT A GBP, THE GENERAL ACCOUNT INVESTMENT CHOICES ARE NOT AVAILABLE TO YOU.


We designed the GBPs to give you options on how to turn your accumulated retirement assets into a stream of retirement income. The GMIBs provide a guaranteed minimum fixed income in the form of Annuity Payments (GMIB Payments). Depending on the Annuity Option you select, the GMIB can provide guaranteed lifetime income, but if the Annuitant(s) die shortly after the Income Date, the Payee may receive less than your investment in the Contract. The GPWBs provide a guaranteed minimum amount of level income in the form of annual partial withdrawals (GPWB Payments). However, GPWB Payments are not guaranteed for life, and you could outlive your payment stream. You must wait ten complete Contract Years before you can exercise a GMIB or GPWB and they can only be exercised within 30 days after a Contract Anniversary. You can always annuitize your Contract Value 13 months or more after the Issue Date under a fixed and/or variable traditional Annuity Option. However, if you do, you cannot use the GMIB value.

BECAUSE THE GBPS CARRY A HIGHER CONTRACT EXPENSE, THEY MAY NOT BE APPROPRIATE IF
YOU:
o    DO NOT INTEND TO EXERCISE EITHER THE GMIB OR GPWB,
o    DO NOT INTEND TO HOLD THE CONTRACT FOR THE ENTIRE TEN YEAR WAITING PERIOD,
     OR
o INTEND TO TAKE A FULL ANNUITIZATION BEFORE THE END OF THE TEN YEAR WAITING PERIOD.


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IF YOUR CONTRACT INCLUDES A GBP AND YOU DO NOT EXERCISE EITHER THE GMIB OR GPWB,
YOU WILL HAVE INCURRED HIGHER CONTRACT EXPENSES WITHOUT RECEIVING ANY ADVANTAGE FROM THE GBP.

The Contract offers a choice of two GBPs: the Traditional GBP where the GMIB value is total Purchase Payments adjusted for partial withdrawals and Partial Annuitizations, or the Enhanced GBP where the GMIB value is either the MAV, or the 7% AIA. THE GMIB VALUE UNDER THE ENHANCED GBP WILL NEVER BE LESS THAN THE GMIB VALUE UNDER THE TRADITIONAL GBP, BUT THEY MAY BE EQUAL. YOU CAN ONLY ACCESS THE GMIB VALUE BY EXERCISING THE GMIB. For more information, see the GMIB value discussions later in this section.


If you purchase this Contract under a qualified plan that is subject to required minimum distributions (RMDs) and you do not exercise the GMIB on or before the date RMD payments must begin under a qualified plan, the Owner or Beneficiary may not be able to exercise the GMIB due to the restrictions imposed by the minimum distribution requirements. YOU SHOULD CONSIDER WHETHER THE GMIB IS APPROPRIATE FOR YOUR SITUATION IF YOU PLAN TO EXERCISE THE GMIB AFTER YOUR RMD BEGINNING DATE.

BE SURE TO DISCUSS WITH YOUR REGISTERED REPRESENTATIVE WHETHER OR NOT A GBP IS APPROPRIATE FOR YOUR SITUATION.


The annuity income protection provided by the GMIB will apply only under the following circumstances.
o Your Income Date must be within 30 days following a Contract Anniversary beginning with the tenth Contract Anniversary.
o GMIB Payments can only be made as fixed payments, regardless of the Annuity Option you select.
o If the Annuity Option you select involves a guaranteed period, the duration of the guaranteed period must be at least ten years.
o If you select Annuity Option 6, we will base the GMIB Payments on an interest rate of 1% per year.
o If you request GMIB Payments based on the 7% AIA, your available Annuity Options are restricted to Annuity Options 2 or 4, and the duration of the period certain must be at least ten years. Under the 7% AIA, we will base GMIB Payments on an interest rate of 1% per year, and the mortality table specified in your endorsement.

Under the GMIB, you can only take a Full Annuitization.

IF YOU EXERCISE THE GMIB:
o    The Accumulation Phase will end and the Annuity Phase will begin.
o The portion of the Contract that you apply to the GMIB will no longer be subject to the Separate Account annual expense, but any portion of the Contract that has been applied to variable Traditional Annuity Payments will continue to be subject to a 1.65% Separate Account annual expense.
o    The GPWB will terminate.
o    The GMDB endorsement will terminate.

In order to begin receiving GMIB Payments, you must submit an income option election form to our Service Center after the expiration of the ten-year waiting period and within 30 days following a Contract Anniversary. GMIB Payments will begin after your request has been received at our Service Center and is determined to be in good order. We will make GMIB Payments to you beginning on the 30th day after your Contract Anniversary. If the scheduled GMIB Payment date does not fall on a Business Day, we will make payment to you on the next Business Day.

BEFORE YOU EXERCISE THE GMIB, THE GMIB ENDORSEMENT WILL ONLY TERMINATE UPON THE EARLIEST OF THE FOLLOWING.
o    Contract termination.
o The Business Day before the Income Date that you take a Full Annuitization and request Traditional Annuity Payments.
o    The Business Day the GMIB value and Contract Value are both zero.
o    The date GPWB Payments begin.
o The death of the Owner, unless the spouse continues the Contract as the new Owner.


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IF YOU EXERCISE THE GMIB, THE PORTION OF THE CONTRACT THAT YOU APPLY TO GMIB
PAYMENTS WILL TERMINATE UPON THE EARLIEST OF THE FOLLOWING.
o    Under Annuity Options 1 and 3, the death of the last surviving Annuitant.
o Under Annuity Options 2 and 4, the death of the last surviving Annuitant and expiration of the guaranteed period.
o Under Annuity Option 5, the death of the Annuitant and payment of any lump sum refund.
o    Under Annuity Option 6, the expiration of the specified period certain.
o    Contract termination.

TAXATION OF GMIB PAYMENTS

GMIB Payments should be treated as annuity payments for tax purposes. For Non-Qualified Contracts, a portion of each GMIB Payment may be treated as gains that are subject to tax as ordinary income, and the remaining portion of the payment will be considered to be a return of your investment and will not be subject to income tax. Once we have paid out all of your Purchase Payments, however, the full amount of each GMIB Payment will be subject to tax as ordinary income. For Qualified Contracts, the entire GMIB Payment will most likely be subject to tax as ordinary income. Once you apply the entire Contract Value to Annuity Payments, GMIB Payments will generally not be subject to the 10% federal penalty tax.

AMOUNT USED TO CALCULATE GMIB PAYMENTS

The GMIB guarantees that the GMIB Payments will be equal to the guaranteed fixed payout rates applied to the GMIB value. There may be situations where the GMIB value is greater than the Contract Value, but the GMIB Payments are less than fixed Traditional Annuity Payments based on the Contract Value. This may occur because the guaranteed fixed payout rates available with the GMIB may be less than the current fixed payout rates that are otherwise available under Traditional Annuity Payments. We will base your Annuity Payments on whichever amount (GMIB value or Contract Value) produces the greater payment. However, if we use the Contract Value and the current fixed payout rates to calculate Traditional Annuity Payments, you will have incurred higher Contract expenses without receiving any explicit benefit from the GMIB.

While the 7% AIA may be larger than the MAV, it may produce a lower GMIB Payment because under the 7% AIA you have fewer available Annuity Options and the guaranteed fixed payout rates are lower.

If the GMIB Payment available under the 7% AIA would always be less than the GMIB Payment available under the MAV, we will base GMIB Payments on the amount that produces the largest payment. However, it is possible that the GMIB Payments under the 7% AIA may be more or less than the GMIB Payments available under the MAV depending on the Annuity Option you select. In these instances, we will allow you to select the amount we use to calculate GMIB Payments and the Annuity Option that you feel is most appropriate.

TRADITIONAL GMIB VALUE

The Traditional GMIB value before the date of any Owner's death or exercise of the GPWB (if applicable) is equal to:
o    total Purchase Payments received, and
o reduced proportionately by the percentage of Contract Value applied to a traditional Partial Annuitization or withdrawn (including any withdrawal charge) for each traditional annuitization or withdrawal taken.

ANY TRADITIONAL PARTIAL ANNUITIZATIONS OR WITHDRAWALS YOU TAKE MAY REDUCE THE TRADITIONAL GMIB VALUE BY MORE THAN THE AMOUNT ANNUITIZED OR WITHDRAWN. If the Contract Value at the time of annuitization or withdrawal is less than the GMIB value, we will deduct more than the amount annuitized or withdrawn from the GMIB value.

Please see Appendix C for examples of the calculations of the Traditional GMIB value.

ENHANCED GMIB VALUE

The Enhanced GMIB value before the date of any Owner's death or exercise of the GPWB (if applicable) is equal to either:
o the 7% AIA; or
o the MAV.

If the MAV is greater than the 7% AIA, the Enhanced GMIB value is equal to the MAV. If the 7% AIA is greater than the MAV, you can decide whether to set the Enhanced GMIB value equal to the 7% AIA or the MAV.


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THE 7% AIA MAY BE MORE LIMITED THAN THE MAV BECAUSE:
o the 7% AIA is subject to a maximum of two times Purchase Payments received in the first five Contract Years; and
o under the GMIB, the guaranteed fixed payout rates for the 7% AIA are lower and there are fewer available Annuity Options.

CALCULATING THE 7% AIA

The 7% AIA on the Issue Date is equal to your initial Purchase Payment received on the Issue Date.

On each Business Day other than a Contract Anniversary, the 7% AIA is equal to:
o    its value on the immediately preceding Business Day,
o    plus any additional Purchase Payments received that day; and
o reduced proportionately by the percentage of Contract Value applied to a traditional Partial Annuitization or withdrawn that day (including any withdrawal charge).


On each Contract Anniversary before the older Owner's 80th birthday (or the Annuitant's 80th birthday if the Contract is owned by a non-individual), the 7% AIA is equal to its value on the immediately preceding Business Day increased by 7%. We then process any transactions received on that Contract Anniversary (such as additional Purchase Payments, withdrawals, and Partial Annuitizations) in the same way that we do on each Business Day other than a Contract Anniversary.

Beginning with the Contract Anniversary that occurs on or after the older Owner's 80th birthday (or the Annuitant's 80th birthday if the Contract is owned by a non-individual), we calculate the 7% AIA in the same way that we do on each Business Day other than a Contract Anniversary.


WE LIMIT THE 7% AIA TO A MAXIMUM OF:
o 2 times the total Purchase Payments received in the first five Contract Years, and
o reduced proportionately by the percentage of Contract Value applied to each traditional Partial Annuitization or withdrawal (including any withdrawal charge) for each annuitization or withdrawal taken.

CALCULATING THE MAV

The MAV on the Issue Date is equal to your initial Purchase Payment received on the Issue Date.

On each Business Day other than a Contract Anniversary, the MAV is equal to:
o   its value on the immediately preceding Business Day,
o   plus any additional Purchase Payments received that day, and
o reduced proportionately by the percentage of Contract Value applied to a traditional Partial Annuitization or withdrawn that day (including any withdrawal charge).


On each Contract Anniversary before the older Owner's 81st birthday (or the Annuitant's 81st birthday if the Contract is owned by a non-individual), the MAV is equal to the greater of its value on the immediately preceding Business Day, or the Contract Value that occurs on that Contract Anniversary before we process any transactions. We then process any transactions we received on that Contract Anniversary (such as additional Purchase Payments, withdrawals, and Partial Annuitizations) in the same way that we do on each Business Day other than a Contract Anniversary.

Beginning with the Contract Anniversary that occurs on or after the older Owner's 81st birthday (or the Annuitant's 81st birthday if the Contract is owned by a non-individual), we calculate the MAV in the same way that we do on each Business Day other than a Contract Anniversary.


ANY TRADITIONAL PARTIAL ANNUITIZATIONS OR WITHDRAWALS YOU TAKE MAY REDUCE THE 7% AIA OR THE MAV BY MORE THAN THE AMOUNT ANNUITIZED OR WITHDRAWN. If the Contract Value at the time of annuitization or withdrawal is less than the 7% AIA (or MAV as appropriate), we will deduct more than the amount annuitized or withdrawn from the 7% AIA (or MAV).

Please see Appendix C for examples of the calculations of the Enhanced GMIB value.


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IF YOU EXERCISE THE GPWB, YOUR GMIB ENDORSEMENT WILL TERMINATE. YOUR TRADITIONAL
GPWB VALUE ON THE DATE YOU BEGIN RECEIVING GPWB PAYMENTS IS EQUAL TO TOTAL PURCHASE PAYMENTS ADJUSTED FOR PARTIAL WITHDRAWALS AND PARTIAL ANNUITIZATIONS. YOUR ENHANCED GPWB VALUE ON THE DATE YOU BEGIN RECEIVING GPWB PAYMENTS IS EQUAL TO EITHER THE 5% AIA OR THE MAV. ONCE YOU EXERCISE THE GPWB, THE GPWB VALUE WILL STOP INCREASING, AND IT WILL DECREASE:

o   on a dollar for dollar basis with each GPWB Payment we make; and
o proportionately by the percentage of any Contract Value taken as an Excess Withdrawal (including any withdrawal charge) for each withdrawal taken.

If you exercise the GPWB, the increased M&E charge associated with the GBP will continue until the GPWB endorsement terminates.


If you exercise the GPWB, you can elect to stop GPWB Payments and instead do one of the following.
o Take an Excess Withdrawal of the entire Contract Value, less any withdrawal charges and any deduction we make to reimburse ourselves for premium tax that we pay (available at anytime).
o Request Traditional Annuity Payments under a Full Annuitization based on the entire Contract Value, less any deduction we make to reimburse ourselves for premium tax that we pay (available at anytime).
o Request Annuity Payments under a Full Annuitization based on the remaining GPWB value (only available within 30 days after a Contract Anniversary and before we make the next GPWB Payment). Annuity Payments based on the remaining GPWB value are subject to all the restrictions associated with GMIB Payments discussed in this section. For example, payments can only be made on a fixed basis and the duration of any period certain Annuity Option must be at least ten years. In addition, Annuity Payments based on the 5% AIA are subject to the restrictions associated with GMIB Payments based on the 7% AIA.


If you take an Excess Withdrawal of the entire Contract Value, the Contract will terminate and you may receive less money than you would have received under the GPWB. If you request fixed Traditional Annuity Payments, the GPWB endorsement will terminate and we will no longer assess the Separate Account annual expense on that portion of the Contract. If you request variable Traditional Annuity Payments, the GPWB endorsement will terminate and we will reduce the Separate Account annual expense to 1.65% for that portion of the Contract. If you request Annuity Payments based on the remaining GPWB value, we will no longer assess the Separate Account annual expense on that portion of the Contract, and that portion of the Contract you applied to Annuity Payments will terminate as indicated in this section.


If you do not elect to stop your GPWB Payments and there is Contract Value remaining after we make the last GPWB Payment, we will pay you the Contract Value if it is less than $2,000 (less any withdrawal charges and any deduction we make to reimburse ourselves for premium tax that we pay) and your Contract will terminate. However, if your remaining Contract Value after the last GPWB Payment is at least $2,000, you can instead elect to:
o    continue the Contract, or
o annuitize the remaining Contract Value (less any deduction we make to reimburse ourselves for premium tax that we pay).


If you elect to continue or annuitize the Contract, we will no longer assess the M&E charge associated with the GBP.


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--------------------------------------------------------------------------------
3.    PURCHASE

PURCHASE PAYMENTS

A Purchase Payment is the money you put into the Contract. To purchase this Contract, all Owners and Annuitant(s) must be age 85 or younger on the Issue Date. The initial Purchase Payment is due on the Issue Date. The Purchase Payment requirements for this Contract are as follows.

o The minimum initial Purchase Payment we accept is as follows:

           With selection of a GBP.......................................   $25,000 or more
           No GBP and if you purchase a:
             Non-Qualified Contract......................................   $5,000 or more
             Non-Qualified Contract and select the automatic investment
             plan........................................................   $2,000 or more
             Qualified Contract..........................................   $2,000 or more

o You can make additional Purchase Payments of $50 or more during the Accumulation Phase before you exercise the GPWB, if applicable.


o YOU CANNOT MAKE ADDITIONAL PURCHASE PAYMENTS TO THE CONTRACT AFTER THE INCOME DATE THAT YOU TAKE A FULL ANNUITIZATION (INCLUDING A REQUIRED FULL ANNUITIZATION ON THE MAXIMUM PERMITTED INCOME DATE) OR AFTER YOU EXERCISE THE GPWB.


o The maximum cumulative amount we will accept without prior approval is $1 million (including amounts already invested in other Allianz Life of New York variable annuities).

o If we make this Contract available as an Inherited IRA, the death benefit proceeds of the previous tax-qualified investment must be directly transferred into this Contract (see section 8, Access to Your Money - The Minimum Distribution Program and Required Minimum Distribution (RMD) Payments). A beneficiary can apply the death benefit proceeds from multiple tax-qualified investments that were owned by the same owner to the purchase of an Inherited IRA Contract. We will not accept any other forms of Purchase Payment on an Inherited IRA Contract. The death benefit proceeds cannot be received by the beneficiary and then applied to an Inherited IRA Contract. For more information on Inherited IRA Contracts, see section 7, Taxes - Qualified Contracts - Inherited IRA.

PURCHASE PAYMENTS TO QUALIFIED CONTRACTS MUST NOT BE GREATER THAN ALLOWED UNDER FEDERAL LAW AND MUST BE FROM EARNED INCOME OR A QUALIFIED TRANSFER. PURCHASE PAYMENTS TO QUALIFIED CONTRACTS OTHER THAN FROM A QUALIFIED TRANSFER MAY BE RESTRICTED AFTER THE OWNER REACHES AGE 70 1/2.

We may, at our sole discretion, waive the minimum Purchase Payment requirements. We reserve the right to decline any Purchase Payment in order to comply with state and/or federal law.

AUTOMATIC INVESTMENT PLAN (AIP)


The AIP is a program that allows you to make additional Purchase Payments to your Contract during the Accumulation Phase on a monthly or quarterly basis by electronic transfer of money from your savings, checking or brokerage account. You may participate in this program by completing the appropriate form. Our Service Center must receive your form by the first of the month in order for AIP to begin that same month. Investments will take place on the 20th of the month or the next Business Day if the 20th is not a Business Day. The minimum investment that you can make by AIP is $50. You may stop or change the AIP at any time you want. We must be notified by the first of the month in order to stop or change the AIP for that month. If the AIP is used for a Qualified Contract, you should consult your tax adviser for advice regarding maximum contributions. The AIP is not available if the Qualified Contract is funding a plan that is tax qualified under Section 401 of the Internal Revenue Code.


YOU CANNOT EXERCISE THE GPWB AND PARTICIPATE IN THE AIP AT THE SAME TIME. THE AIP WILL NO LONGER BE AVAILABLE TO YOU AFTER THE INCOME DATE ON WHICH YOU TAKE A FULL ANNUITIZATION.


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ALLOCATION OF PURCHASE PAYMENTS


We do not currently accept allocation instructions from you via email, website, or other electronic communications. This service may be available to you in the future. When you purchase a Contract, we will allocate your initial Purchase Payment to the Investment Choices you selected according to your instructions. We ask that you allocate your money in whole percentages. Transfers of Contract Value between Investment Choices will not change the allocation instructions for any future additional Purchase Payments. You can instruct us how to allocate additional Purchase Payments you make. If you do not instruct us, we will allocate them according to your most recent allocation instructions.

You may provide us with new allocation instructions at any time without fee, penalty or other charge upon written notice or telephone instructions to our Service Center. The new allocation instructions will be effective for Purchase Payments received on or after the Business Day we receive your notice or instructions in good order at our Service Center. If you change your allocation instructions and you are participating in the automatic investment plan or the flexible rebalancing program, your allocation instructions must include directions for the plan/program.


We reserve the right to limit the number of Investment Options that you can invest in at any one time. Currently, you can invest in up to 15 of the Investment Options at any one time. We may change this in the future; however, we will always allow you to invest in at least ten Investment Options.

Once we receive your initial Purchase Payment and the necessary information, we will issue the Contract and allocate your initial Purchase Payment within two Business Days. If you do not give us all of the information we need, we will contact you or your registered representative to get it. If for some reason we are unable to complete this process within five Business Days, we will either send back your money or get your permission to keep it until we get all of the necessary information. If you make additional Purchase Payments, we will credit these amounts to the Contract within one Business Day. Our Business Day closes when regular trading on the New York Stock Exchange closes. If you submit a Purchase Payment and/or application to your registered representative, we will not begin processing the Purchase Payment until it is received at our Service Center. We consider a Purchase Payment to be "received" when it is received at our Service Center regardless of how or when you made the payment.

If mandated under applicable law, we may be required to reject a Purchase Payment. We also may be required to provide information about you or your Contract to government regulators. In addition, we may be required to block an Owner's Contract and thereby refuse to pay any request for transfers, withdrawals, surrenders, or death benefits until instructions are received from the appropriate regulator.

TAX-FREE SECTION 1035 EXCHANGES


Subject to certain restrictions, you can make a "tax-free" exchange under
Section 1035 of the Internal Revenue Code for all or a portion of one annuity contract for another, or all or a portion of a life insurance policy for an annuity contract. Before making an exchange, you should compare both contracts carefully. Remember that if you exchange a life insurance policy or annuity contract for the Contract described in this prospectus:
o    you might have to pay a withdrawal charge on your previous contract,
o    there will be a new withdrawal charge period for this Contract,
o    other charges under this Contract may be higher (or lower),
o    the benefits may be different, and
o    you will no longer have access to any benefits from your previous contract.


If the exchange does not qualify for Section 1035 treatment, you also may have to pay federal income tax, including a possible federal penalty tax, on the exchange. You should not exchange an existing life insurance policy or another annuity contract for this Contract unless you determine that the exchange is in your best interest and not just better for the person trying to sell you the Contract (that person will generally earn a commission on each contract sale). IF YOU CONTEMPLATE SUCH AN EXCHANGE, YOU SHOULD CONSULT A TAX ADVISER TO DISCUSS THE POTENTIAL TAX EFFECTS OF SUCH A TRANSACTION.


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FAXED APPLICATIONS


We will accept Contract applications delivered in writing, as well as via fax. It is important that you verify that we have received any faxed application you send. We are not liable for faxed transaction requests that were sent by you but not received by us. We will treat a manually signed faxed application as an application delivered in writing. Please note that fax communications may not always be available. Any fax system, whether it is ours, yours, your service provider's, or your registered representative's can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should submit your application in writing to our Service Center. We reserve the right to discontinue or modify the faxed application privilege at any time and for any reason. We do not currently accept applications delivered via email or our website. This may be available in the future.


FREE LOOK/RIGHT TO EXAMINE


If you change your mind about owning the Contract, you can cancel it within ten days after receiving it. When you cancel the Contract within this time period, we will not assess a withdrawal charge. You will receive your Contract Value as of the day we receive your request. This may be more or less than your initial Purchase Payment. If you purchased this Contract as an IRA, we are required to refund your Purchase Payment less withdrawals if you decide to cancel your Contract within the free look period. In these instances, if you cancel your Contract you will receive the greater of Purchase Payments less withdrawals, or Contract Value. In cases where we are required to refund the Purchase Payment, we reserve the right to allocate your initial Purchase Payment to the AZL Money Market Fund until the expiration of the free look period. At the end of that period, we will re-allocate your money as you selected. If we are required to refund the Purchase Payments and you cancel your Contract or we reject your application, you will receive the greater of Purchase Payments less withdrawals or Contract Value, regardless of how your Purchase Payments were allocated. The free look provision under the Contract is also called the right to examine.


ACCUMULATION UNITS/COMPUTING THE CONTRACT VALUE

Your Contract Value in the subaccounts will go up or down based upon the investment performance of the Investment Option(s) you choose. Your Contract Value will also be affected by the charges of the Contract and any interest you earn on any general account Investment Choices. In order to keep track of your Contract Value in the Separate Account, we use a measurement called an Accumulation Unit. If you request variable Traditional Annuity Payments during the Annuity Phase of the Contract, we call this measurement an Annuity Unit.

When we receive a Purchase Payment, we credit your Contract with Accumulation Units for any portion of your Purchase Payment allocated to an Investment Option at the daily price next determined after receipt of the Purchase Payment at our Service Center. The daily purchase price is normally determined at the end of each Business Day and any Purchase Payment received at or after the end of the current Business Day will receive the next Business Day's price. The Purchase Payments you allocate to the Investment Options are actually placed into subaccounts. Each subaccount invests exclusively in one Investment Option. We determine the number of Accumulation Units we credit to your Contract by dividing the amount of the Purchase Payment allocated to a subaccount by the value of the corresponding Accumulation Unit.

Every Business Day, we determine the value of an Accumulation Unit for each subaccount by multiplying the Accumulation Unit value for the previous Business Day by the net investment factor for the current Business Day. We determine the net investment factor by:
o dividing the net asset value of a subaccount at the end of the current Business Day by the net asset value of the subaccount for the previous Business Day,
o   adding any applicable dividends or capital gains, and
o multiplying this result by one minus the amount of the Separate Account annual expenses for the current Business Day and any charges for taxes.


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                                       22


We calculate the value of each Accumulation Unit after regular trading on the New York Stock Exchange closes each Business Day. The value of an Accumulation Unit may go up or down from Business Day to Business Day. We calculate your Contract Value in the Separate Account by multiplying the Accumulation Unit value in each subaccount by the number of Accumulation Units for each subaccount and then adding those results together. (For example, the Contract Value on any Contract Anniversary will reflect the number and value of the Accumulation Units at the end of the previous Business Day.)

EXAMPLE
o On Wednesday, we receive at our Service Center an additional Purchase Payment of $3,000 from you before the end of the Business Day.
o When the New York Stock Exchange closes on that Wednesday, we determine that the value of an Accumulation Unit based on the Investment Option you chose is $13.25.

We then divide $3,000 by $13.25 and credit your Contract on Wednesday night with
226.41509 subaccount Accumulation Units for the Investment Option you chose. If the $3,000 payment had been received at or after the end of the current Business Day, it would have received the next Business Day's price.

--------------------------------------------------------------------------------
4. INVESTMENT OPTIONS

The Contract offers the Investment Options listed in the following table. Each Investment Option has its own investment objective. In the future, we may add, eliminate or substitute Investment Options. Depending on market conditions, you can gain or lose value by investing in the Investment Options.


YOU SHOULD READ THE INVESTMENT OPTIONS' PROSPECTUSES CAREFULLY. The Investment Options invest in different types of securities and follow varying investment strategies. There are potential risks associated with each of these types of securities and investment strategies. For example, an Investment Option's performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings (IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have a magnified performance impact on an Investment Option with a small asset base. An Investment Option may not experience similar performance as its assets grow. The operation of the Investment Options and the various risks associated with the Investment Options are described in the Investment Options' prospectuses. TO OBTAIN A CURRENT PROSPECTUS FOR ANY OF THE INVESTMENT OPTIONS, CONTACT YOUR REGISTERED REPRESENTATIVE OR CALL US AT THE TOLL FREE TELEPHONE NUMBER LISTED AT THE BACK OF THIS PROSPECTUS. We will send copies of the Investment Options' prospectuses to you when we issue the Contract.


Certain Investment Options issue two or more classes of shares and certain share classes may have Rule 12b-1 fees. The classes of shares currently offered by this Contract are listed in the table of annual operating expenses for each Investment Option that appears in Appendix A. For more information about share classes, see the Investment Options' prospectuses.

Currently, the Investment Options are not publicly traded mutual funds. They are available only as investment options in variable annuity contracts or variable life insurance policies issued by life insurance companies or in some cases, through participation in certain qualified pension or retirement plans. The names, investment objectives and policies of certain Investment Options may be similar to the names, investment objectives and policies of other portfolios that the same investment advisers manage. Although the names, objectives and policies may be similar, the investment results of the Investment Options may be higher or lower than the results of such portfolios. The investment advisers cannot guarantee, and make no representation, that the investment results of similar funds will be comparable even though the Investment Options have the same names, investment advisers, objectives and policies.

The AZL FusionPortfolios are offered by the Allianz Variable Insurance Products Fund of Funds Trust. Each of the AZL FusionPortfolios is a "fund of funds" and diversifies its assets by investing in the shares of several other affiliated mutual funds.

The underlying funds may pay 12b-1 fees to the distributor of the Contracts, our affiliate, Allianz Life Financial Services, LLC, for distribution and/or administrative services. The underlying funds do not pay service fees or 12b-1 fees to the AZL FusionPortfolios, and the AZL FusionPortfolios do not pay service fees or 12b-1 fees. The underlying funds of the AZL FusionPortfolios or their advisers may pay service fees to us and our affiliates for providing customer service and


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The Allianz Advantage(TM) NY Variable Annuity Contract Prospectus May 1, 2008
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

                                       23


other administrative services to Contract Owners. The amount of such service fees may vary depending on the underlying fund.

We offer other variable annuity contracts that may invest in the same Investment Options. These contracts may have different charges and may offer different benefits more appropriate to your needs. For more information about these contracts, please contact our Service Center.


The following advisers and subadvisers are affiliated with us: Allianz Investment Management LLC, Nicholas-Applegate Capital Management, Oppenheimer Capital LLC and Pacific Investment Management Company LLC. The following is a list of the Investment Options available under the Contract, the investment advisers and subadvisers for each Investment Option, the investment objectives for each Investment Option, and the primary investments of each Investment Option.

                                                     INVESTMENT OPTIONS
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
Investment Management
       Company              Name of
         and               Investment         Asset        Objective(s)                Primary Investments
  Adviser/Subadviser         Option         Category                                (Normal market conditions)
------------------------------------------------------------------------------------------------------------------------
AIM
------------------------------------------------------------------------------------------------------------------------
Managed by Allianz      AZL AIM           International  Long-term         At least 80% of its assets in a diversified
Investment Management   International        Equity      growth of         portfolio of international equity
LLC/Investco Aim        Equity Fund                      capital           securities whose issuers are considered by
Capital Management,                                                        the fund's subadviser to have strong
Inc.                                                                       earnings momentum.
------------------------------------------------------------------------------------------------------------------------
BLACKROCK
------------------------------------------------------------------------------------------------------------------------
Managed by Allianz      AZL Money             Cash       Current income    Invests in a broad range of short-term,
Investment Management   Market Fund        Equivalent    consistent with   high quality U.S. dollar-denominated money
LLC/BlackRock                                            stability of      market instruments, including government,
Institutional                                            principal         U.S. and foreign bank, commercial and other
Management Corporation                                                     obligations. During extended periods of low
                                                                           interest rates, and due in part to contract
                                                                           fees and expenses, the yield of the AZL
                                                                           Money Market Fund may also become extremely
                                                                           low and possibly negative.
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
Managed by BlackRock    BlackRock           Specialty    High total        Invests in both equity and debt securities
Advisors,               Global                           investment        of issuers located around the world to
LLC/BlackRock           Allocation V.I.                  return            achieve a combination of capital growth and
Investment              Fund                                               income.
Management, LLC and
BlackRock Asset
Management U.K.
Limited
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
------------------------------------------------------------------------------------------------------------------------
CLEARBRIDGE
------------------------------------------------------------------------------------------------------------------------
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
Managed by Allianz      AZL LMP Large     Large Growth   Long-term         At least 80% of its net assets in equity
Investment Management   Cap Growth Fund                  growth of         securities of U.S. companies with large
LLC/ClearBridge                                          capital           market capitalizations, similar to
Advisors, LLC                                                              companies in the Russell 1000(R) Growth
                                                                           Index. Also may invest in preferred stocks,
                                                                           warrants and convertible securities and up
                                                                           to 15% of its assets in securities of
                                                                           foreign issuers.
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
------------------------------------------------------------------------------------------------------------------------
COLUMBIA
------------------------------------------------------------------------------------------------------------------------
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
Managed by Allianz      AZL Columbia        Specialty    Capital           At least 80% of its total net assets in
Investment Management   Technology Fund                  Appreciation      common stocks of U.S and foreign technology
LLC/Columbia                                                               companies that may benefit from
Management Advisors,                                                       technological improvements, advancements or
LLC                                                                        developments.
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
------------------------------------------------------------------------------------------------------------------------
DAVIS
------------------------------------------------------------------------------------------------------------------------
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
Managed by Allianz      AZL Davis NY       Large Value   Long-term         Invests the majority of assets in equity
Investment Management   Venture Fund                     growth of         securities issued by large companies with
LLC/Davis Selected                                       capital           market capitalizations of at least $10
Advisers, L.P.                                                             billion.
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
Managed by Davis        Davis VA            Specialty    Long-term         At least 80% of net assets in securities
Advisors                Financial                        growth of         issued by companies  principally engaged in
                        Portfolio                        capital           the financial services sector.
                        ----------------- -------------- ----------------- ---------------------------------------------
                        ----------------- -------------- ----------------- ---------------------------------------------
                        Davis VA Value     Large Value   Long-term         Invests primarily in equity securities
                        Portfolio                        growth of         issued by large companies with market
                                                         capital           capitalizations of at least $10 billion.
----------------------- ----------------- -------------- ----------------- ---------------------------------------------


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                                       24


------------------------------------------------------------------------------------------------------------------------
DREYFUS
------------------------------------------------------------------------------------------------------------------------
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
Managed by Allianz      AZL Dreyfus       Large Growth   Long-term         Primarily invests in common stocks of
Investment Management   Founders Equity                  growth of         large, well-established and mature
LLC/Founders Asset      Growth Fund                      capital and       companies. Normally invests at least 80% of
Management LLC                                           income            its net assets in stocks that are included
                                                                           in a widely recognized index of stock
                                                                           market performance. May invest in
                                                                           non-dividend paying companies if they offer
                                                                           better prospects for capital appreciation.
                                                                           May invest up to 30% of its total assets in
                                                                           foreign securities.
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
Managed by Allianz      AZL Dreyfus         Small Cap    Seeks returns     Normally invests at least 80% of its net
Investment Management   Premier Small                    that are          assets in stocks of small U.S. companies
LLC/The Dreyfus         Cap Value Fund                   consistently      with market capitalizations between $100
Corporation                                              superior to the   million and $3 billion at the time of
                                                         Russell 2000(R)   purchase.
                                                         Value Index
                        ----------------- -------------- ----------------- ---------------------------------------------
                        ----------------- -------------- ----------------- ---------------------------------------------
                        AZL S&P 500        Large Blend   Match total       Normally invests in all 500 stocks in the
                        Index Fund                       return of the     S&P 500(R) in proportion to their weighting
                                                         S&P 500(R)        in the index.
                        ----------------- -------------- ----------------- ---------------------------------------------
                        ----------------- -------------- ----------------- ---------------------------------------------
                        AZL Small Cap       Small Cap    Match             Invests in a representative sample of
                        Stock Index Fund                 performance of    stocks included in the S&P SmallCap 600
                                                         the S&P           Index(R), and in futures whose performance
                                                         SmallCap 600      is related to the index, rather than
                                                         Index(R)          attempt to replicate the index.
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
Managed by The          Dreyfus IP          Small Cap    Match             Invests in a representative sample of
Dreyfus Corporation     Small Cap Stock                  performance of    stocks included in the S&P SmallCap 600
                        Index Portfolio                  the S&P           Index(R), and in futures whose performance
                                                         SmallCap 600      is related to the index, rather than
                                                         Index(R)          attempt to replicate the index.
                        ----------------- -------------- ----------------- ---------------------------------------------
                        ----------------- -------------- ----------------- ---------------------------------------------
                        Dreyfus Stock      Large Blend   Match total       Invests in all 500 stocks in the S&P 500(R)
                        Index Fund, Inc.                 return of the     in proportion to their weighting in the
                                                         S&P 500(R)        index.
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
------------------------------------------------------------------------------------------------------------------------
FIRST TRUST
------------------------------------------------------------------------------------------------------------------------
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
Managed by Allianz      AZL First Trust    Large Blend   Total Return      Invests primarily in common stocks of
Investment Management   Target Double                                      companies that are identified by a model
LLC/First Trust         Play Fund                                          based on an allocation of 50% in two
Advisors L.P.                                                              separate strategies that seek to provide
                                                                           above-average total return.
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
------------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON
------------------------------------------------------------------------------------------------------------------------
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
Managed by Allianz      AZL Franklin        Small Cap    Long-term total   Under normal market conditions, invests at
Investment Management   Small Cap Value                  return            least 80% of its net assets in investments
LLC/Franklin Advisory   Fund                                               of small capitalization companies similar
Services, LLC                                                              to those that comprise the Russell 2500(TM)
                                                                           Index at the time of investment.
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
Managed by Franklin     Franklin Global     Specialty    Capital           At least 80% of net assets in investments
Advisers, Inc.          Communications                   appreciation      of communications companies anywhere in the
                        Securities Fund                  and current       world and normally invests primarily to
                                                         income            predominantly in equity securities.
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
Managed by Franklin     Franklin Global     Specialty    High Total        At least 80% of net assets in investments
Templeton               Real Estate                      Return            of companies located anywhere in the world
Institutional, LLC      Securities Fund                                    that operate in the real estate sector and
                                                                           normally invests predominantly in equity
                                                                           securities.
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
Managed by Franklin     Franklin Growth    Large Value   Capital           Invests predominantly in a broadly
Advisers, Inc.          and Income                       appreciation,     diversified portfolio of equity securities,
                        Securities Fund                  with current      including securities convertible into
                                                         income as a       common stock.
                                                         secondary goal
                        ----------------- -------------- ----------------- ---------------------------------------------
                        ----------------- -------------- ----------------- ---------------------------------------------
                        Franklin High      High-Yield    High current      Invests primarily to predominantly in debt
                        Income                Bonds      income with       securities offering high yield and expected
                        Securities Fund                  capital           total return.
                                                         appreciation as
                                                         a secondary
                                                         goal
                        ----------------- -------------- ----------------- ---------------------------------------------
                        ----------------- -------------- ----------------- ---------------------------------------------
                        Franklin Income     Specialty    Maximize income   Normally invests in debt and equity
                        Securities Fund                  while             securities, including corporate, foreign
                                                         maintaining       and U.S. Treasury bonds and stocks with
                                                         prospects for     dividend yields the manager believes are
                                                         capital           attractive.
                                                         appreciation
----------------------- ----------------- -------------- ----------------- ---------------------------------------------


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

                                       25


----------------------- ----------------- -------------- ----------------- ---------------------------------------------
Managed by Franklin     Franklin Large     Large Blend   Capital           At least 80% of net assets in investments
Advisers, Inc.          Cap Growth                       appreciation      of large capitalization companies, and
                        Securities Fund                                    normally invests predominantly in equity
                                                                           securities.
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
Managed by Franklin     Franklin Rising      Mid Cap     Long-term         At least 80% of net assets in investments
Advisory Services, LLC  Dividends                        capital           of companies that have paid rising
                        Securities Fund                  appreciation      dividends, and normally invests
                                                         with              predominantly in equity securities.
                                                         preservation of
                                                         capital as an
                                                         important
                                                         consideration
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
Managed by Franklin     Franklin             Mid Cap     Long-term         At least 80% of net assets in investments
Advisers, Inc.          Small-Mid Cap                    capital growth    of small capitalization and mid
                        Growth                                             capitalization companies and normally
                        Securities Fund                                    invests predominantely in equity
                                                                           securities.
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
Managed by Franklin     Franklin Small      Small Cap    Long term total   At least 80% of net assets in investments
Advisory Services,      Cap Value                        return            of small capitalization companies and
LLC                     Securities Fund                                    normally invests predominantly in equity
                                                                           securities.
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
Administered by         Franklin            Specialty    Capital           Invests equal portions in Class 1 shares of
Franklin Templeton      Templeton VIP       (Fund of     appreciation      the Franklin Income Securities Fund, Mutual
Services, LLC           Founding Funds       Funds)      with income as    Shares Securities Fund, and Templeton
                        Allocation Fund                  a secondary       Growth Securities Fund.
                                                         goal.
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
Managed by Franklin     Franklin U.S.      Short-Term    Income            At least 80% of its net assets in U.S.
Advisers, Inc.          Government Fund       Bonds                        government securities and normally invests
                                                                           primarily in fixed and variable rate
                                                                           mortgage-backed securities.
                        ----------------- -------------- ----------------- ---------------------------------------------
                        ----------------- -------------- ----------------- ---------------------------------------------
                        Franklin Zero     Intermediate-  As high an        Normally invests at least 80% of its net
                        Coupon Fund 2010  Term Bonds     investment        assets in zero coupon debt securities. The
                                                         return as is      fund will mature in December of 2010 and
                                                         consistent with   will then no longer be available as an
                                                         capital           Investment Option under the Contract. For
                                                         preservation      additional information regarding the
                                                                           maturity of the fund, please see the
                                                                           Franklin Zero Coupon Fund prospectus.
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
Managed by Franklin     Mutual            International  Capital           Invests primarily in U.S. and foreign
Mutual Advisers, LLC    Discovery            Equity      appreciation      equity securities that the manager believes
                        Securities Fund                                    are undervalued. The Fund also invests, to
                                                                           a lesser extent, in risk arbitrage
                                                                           securities and distressed companies.
                        ----------------- -------------- ----------------- ---------------------------------------------
                        ----------------- -------------- ----------------- ---------------------------------------------
                        Mutual Shares      Large Value   Capital           Invests primarily in U.S. and foreign
                        Securities Fund                  appreciation,     equity securities that the manager believes
                                                         with income as    are undervalued. The fund also invests, to
                                                         a secondary goal  a lesser extent, in risk arbitrage
                                                                           securities and distressed companies.
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
Managed by Templeton    Templeton           Specialty    Long-term         At least 80% of net assets in emerging
Asset Management, Ltd.  Developing                       capital           market investments, and normally invests
                        Markets                          appreciation      predominantly in equity securities.
                        Securities Fund
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
Managed by Templeton    Templeton         International  Long-term         Normally invests at least 80% of net assets
Investment Counsel,     Foreign              Equity      capital growth    in investments of issuers located outside
LLC                     Securities Fund                                    the U.S., including those in emerging
                                                                           markets, and normally invests predominantly
                                                                           in equity securities.
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
Managed by Franklin     Templeton         Intermediate-  High current      Normally invests mainly in debt securities
Advisers, Inc.          Global Income      Term Bonds    income,           of governments and their political
                        Securities Fund                  consisent with    subdivisions and agencies, supranational
                                                         preservation of   organizations and companies located
                                                         capital, with     anywhere in the world, including emerging
                                                         capital           markets.
                                                         appreciation as
                                                         a secondary
                                                         consideration.
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
Managed by Templeton    Templeton         International  Long-term         Normally invests primarily in equity
Global Advisors         Growth               Equity      capital growth    securities of companies located anywhere in
Limited                 Securities Fund                                    the world, including those in the U.S. and
                                                                           in emerging markets.
----------------------- ----------------- -------------- ----------------- ---------------------------------------------


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                                       26

------------------------------------------------------------------------------------------------------------------------
FUSION PORTFOLIOS
------------------------------------------------------------------------------------------------------------------------
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
Managed by Allianz      AZL Fusion         A "Fund of    Long-term         Allocation among the underlying
Investment Management   Balanced Fund     Funds" Model   capital           investments, to achieve a range generally
LLC                                         Portfolio    appreciation      from 45% to 55% of assets in equity funds
                                                         with              with the remaining balance invested in
                                                         preservation of   fixed income funds.
                                                         capital as an
                                                         important
                                                         consideration
                        ----------------- -------------- ----------------- ---------------------------------------------
                        ----------------- -------------- ----------------- ---------------------------------------------
                        AZL Fusion         A "Fund of    Long-term         Allocation among the underlying
                        Growth Fund       Funds" Model   capital           investments, to achieve a range generally
                                            Portfolio    appreciation      from 75% to 85% of assets in equity funds
                                                                           with the remaining balance invested in
                                                                           fixed income funds.
                        ----------------- -------------- ----------------- ---------------------------------------------
                        ----------------- -------------- ----------------- ---------------------------------------------
                        AZL Fusion         A "Fund of    Long-term         Allocation among the underlying
                        Moderate Fund     Funds" Model   capital           investments, to achieve a range generally
                                            Portfolio    appreciation      from 60% to 70% of assets in equity funds
                                                                           with the remaining balance invested in
                                                                           fixed income funds.
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
------------------------------------------------------------------------------------------------------------------------
JENNISON
------------------------------------------------------------------------------------------------------------------------
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
Managed by Allianz      AZL Jennison       Large Blend   Long-term         At least 80% of its total assets in
Investment Management   20/20 Focus Fund                 growth of         approximately 40 (which may range up to 45)
LLC/Jennison                                             capital           equity and equity-related securities of
Associates LLC                                                             companies that the subadviser believes have
                                                                           strong capital appreciation potential.
                        ----------------- -------------- ----------------- ---------------------------------------------
                        ----------------- -------------- ----------------- ---------------------------------------------
                        AZL Jennison      Large Growth   Long-term         At least 65% of its total assets in equity
                        Growth Fund                      growth of         and equity-related securities of companies
                                                         capital           that exceed $1 billion in market
                                                                           capitalization at the time of investment
                                                                           and that the subadviser believes have
                                                                           above-average growth prospects.
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
Managed by Prudential   Jennison 20/20     Large Blend   Long-term         Invests primarily in up to 40 equity
Investments             Focus Portfolio                  growth of         securities of U.S. companies that the
LLC/Jennison                                             capital           subadviser believes to have strong capital
Associates LLC                                                             appreciation potential.
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
------------------------------------------------------------------------------------------------------------------------
LEGG MASON
------------------------------------------------------------------------------------------------------------------------
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
Managed by Allianz      AZL Legg Mason    Large Growth   Maximum           Invests primarily in common stocks or
Investment Management   Growth Fund                      long-term         securities convertible into or exchangeable
LLC/Legg Mason                                           capital           for common stock. May invest up to 25% of
Capital Management,                                      appreciation      total assets in foreign securities.
Inc.                                                     with minimum
                                                         long-term risk
                                                         to principal
                        ----------------- -------------- ----------------- ---------------------------------------------
                        ----------------- -------------- ----------------- ---------------------------------------------
                        AZL Legg Mason     Large Blend   Long-term         Invests primarily in equity securities
                        Value Fund                       growth of         that, in the subadviser's opinion, offer
                                                         capital           the potential for capital growth. May
                                                                           invest up to 25% of total assets in
                                                                           long-term debt securities and up to 10% of
                                                                           total assets in debt securities rated below
                                                                           investment grade (junk bonds).
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
------------------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN
------------------------------------------------------------------------------------------------------------------------
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
Managed by Allianz      AZL Neuberger        Mid Cap     Long-term         Invests mainly in common stocks of mid-cap
Investment Management   Berman Regency                   growth of         companies, with a total market
LLC/Neuberger Berman    Fund                             capital           capitalization within the range of the
Management Inc.                                                            Russell Midcap(R) Index.
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
------------------------------------------------------------------------------------------------------------------------
NICHOLAS-APPLEGATE
------------------------------------------------------------------------------------------------------------------------
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
Managed by Allianz      AZL NACM          International  Maximum           At least 80% of its net assets in
Investment Management   International        Equity      long-term         securities of companies in developed
LLC/Nicholas-Applegate  Fund                             capital           countries located outside the U.S.,
Capital Management,                                      appreciation      represented in the Morgan Stanley Capital
LLC                                                                        International Europe Australasia Far East
                                                                           ("MSCI EAFE") Index.
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL
------------------------------------------------------------------------------------------------------------------------
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
Managed by Allianz      AZL OCC             Small Cap    Capital           At least 65% of its assets in common stocks
Investment Management   Opportunity Fund                 appreciation      of "growth" companies with market
LLC/ Oppenheimer                                                           capitalizations of less than $2 billion at
Capital LLC                                                                the time of investment.
                        ----------------- -------------- ----------------- ---------------------------------------------
                        ----------------- -------------- ----------------- ---------------------------------------------
                        AZL OCC Value      Large Value   Long-term         At least 65% of its total assets in common
                        Fund                             growth of         stocks of companies with market
                                                         capital and       capitalizations of more than $5 billion at
                                                         income            the time of investment and prices below the
                                                                           subadviser's estimate of intrinsic value.
----------------------- ----------------- -------------- ----------------- ---------------------------------------------


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                                       27


----------------------- ----------------- -------------- ----------------- ---------------------------------------------
Managed by OpCap        OpCap Mid Cap        Mid Cap     Long-term         Invests at least 80% of its net assets in
Advisers LLC            Portfolio                        capital           equity securities of companies with market
                                                         appreciation      capitalizations between $500 million and
                                                                           $15 billion at the time of purchase that
                                                                           the adviser believes are undervalued in the
                                                                           marketplace.
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
------------------------------------------------------------------------------------------------------------------------
OPPENHEIMERFUNDS
------------------------------------------------------------------------------------------------------------------------
                        ----------------- -------------- ----------------- ---------------------------------------------
Managed by Allianz      AZL Oppenheimer   International  Capital           Invests mainly in common stocks of mid and
Investment Management   Global Fund          Equity      appreciation      large-cap companies in the U.S. and foreign
LLC/                                                                       countries, including countries with
OppenheimerFunds, Inc.                                                     developed and emerging markets.
                        ----------------- -------------- ----------------- ---------------------------------------------
                        ----------------- -------------- ----------------- ---------------------------------------------
                        AZL Oppenheimer   International  Long-term         Common stocks of growth companies that are
                        International        Equity      capital           domiciled outside the U.S. or have their
                        Growth Fund                      appreciation      primary operations outside the U.S.,
                                                                           including companies in emerging markets.
                        ----------------- -------------- ----------------- ---------------------------------------------
                        ----------------- -------------- ----------------- ---------------------------------------------
                        AZL Oppenheimer    Large Blend   High total        Common stocks of U.S. companies of
                        Main Street Fund                 return            different capitalization ranges, currently
                                                                           focusing on large-capitalization issuers.
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
Managed by              Oppenheimer       International  Long-term         Invests mainly in common stocks of U.S. and
OppenheimerFunds, Inc.  Global               Equity      capital           foreign issuers, currently with an emphasis
                        Securities                       appreciation      in developed markets.
                        Fund/VA
                        ----------------- -------------- ----------------- ---------------------------------------------
                        ----------------- -------------- ----------------- ---------------------------------------------
                        Oppenheimer        High-Yield    High level of     Invests mainly in a variety of high-yield
                        High Income           Bonds      current income    fixed-income securities of domestic and
                        Fund/VA                                            foreign issuers with at least 65% of total
                                                                           assets in high-yield, lower-grade fixed
                                                                           income securities commonly known as junk
                                                                           bonds.
                        ----------------- -------------- ----------------- ---------------------------------------------
                        ----------------- -------------- ----------------- ---------------------------------------------
                        Oppenheimer        Large Blend   High total        Invests mainly in common stocks of U.S.
                        Main Street                      return (which     companies of different capitalization
                        Fund(R)/VA                       includes growth   ranges, presently focusing on
                                                         in the value of   large-capitalization issuers.
                                                         its shares as
                                                         well as current
                                                         income)
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
------------------------------------------------------------------------------------------------------------------------
PIMCO
------------------------------------------------------------------------------------------------------------------------
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
Managed by Allianz      AZL PIMCO           Specialty    Exceed the        Invests substantially all assets in
Investment Management   Fundamental                      total return of   derivative instruments based on the
LLC/Pacific             IndexPLUS Total                  the FTSE RAFI(TM) Enhanced RAFI(TM)1000, backed by a portfolio
Investment Management   Return Fund                      1000 Index        of short and intermediate term fixed income
Company LLC                                                                instruments.
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
Managed by Pacific      PIMCO VIT All       Specialty    Maximum real      Invests in institutional class shares of
Investment Management   Asset Portfolio     (Fund of     return            the underlying PIMCO Funds and does not
Company LLC                                  Funds)      consistent with   invest directly in stocks or bonds of other
                                                         preservation of   issuers.
                                                         real capital
                                                         and prudent
                                                         investment
                                                         management
                        ----------------- -------------- ----------------- ---------------------------------------------
                        ----------------- -------------- ----------------- ---------------------------------------------
                        PIMCO VIT           Specialty    Maximum real      Invests in commodity linked derivative
                        CommodityReal                    return            instruments backed by a portfolio of
                        Return(TM)                       consistent with   inflation-indexed securities and other
                        Strategy                         prudent           fixed income securities.
                        Portfolio                        investment
                                                         management
                        ----------------- -------------- ----------------- ---------------------------------------------
                        ----------------- -------------- ----------------- ---------------------------------------------
                        PIMCO VIT         Intermediate-  Maximum total     At least 80% of its assets in fixed income
                        Emerging           Term Bonds    return,           instruments of issuers that economically
                        Markets Bond                     consistent with   are tied to countries with emerging
                        Portfolio                        preservation of   securities markets.
                                                         capital and
                                                         prudent
                                                         investment
                                                         management
                        ----------------- -------------- ----------------- ---------------------------------------------
                        ----------------- -------------- ----------------- ---------------------------------------------
                        PIMCO VIT         Intermediate-  Maximum total     At least 80% of its assets in fixed income
                        Global Bond        Term Bonds    return,           instruments of issuers in at least three
                        Portfolio                        consistent with   countries (one of which may be the U.S.),
                        (Unhedged)                       preservation of   which may be represented by futures
                                                         capital and       contracts. Invests primarily in securities
                                                         prudent           of issuers located in economically
                                                         investment        developed countries.
                                                         management
----------------------- ----------------- -------------- ----------------- ---------------------------------------------


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                                       28


----------------------- ----------------- -------------- ----------------- ---------------------------------------------
Managed by Pacific      PIMCO VIT High     High-Yield    Maximum total     At least 80% of assets in a diversified
Investment Management   Yield Portfolio       Bonds      return,           portfolio of high-yield securities (junk
Company LLC                                              consistent with   bonds) rated below investment grade, but at
                                                         preservation of   least Caa by Moody's or equivalently rated
                                                         capital and       by S&P or Fitch. May invest up to 20% of
                                                         prudent           total asets in securities denominated in
                                                         investment        foreign currencies.
                                                         management
                        ----------------- -------------- ----------------- ---------------------------------------------
                        ----------------- -------------- ----------------- ---------------------------------------------
                        PIMCO VIT Real    Intermediate-  Maximum real      At least 80% of its net assets in
                        Return Portfolio   Term Bonds    return,           inflation-indexed bonds of varying
                                                         consistent with   maturities issued by the U.S. and non-U.S.
                                                         preservation of   governments, their agencies or
                                                         real capital      instrumentalities and corporations.
                                                         and prudent
                                                         investment
                                                         management
                        ----------------- -------------- ----------------- ---------------------------------------------
                        ----------------- -------------- ----------------- ---------------------------------------------
                        PIMCO VIT         Large Growth   Total return      Invests substantially in S&P 500(R)
                        StocksPLUS(R)                    exceeding that    derivatives, backed by a portfolio of fixed
                        Growth and                       of the S&P        income instruments.
                        Income Portfolio                 500(R)
                        ----------------- -------------- ----------------- ---------------------------------------------
                        ----------------- -------------- ----------------- ---------------------------------------------
                        PIMCO VIT Total   Intermediate-  Maximum total     At least 65% of total assets in a
                        Return Portfolio   Term Bonds    return,           diversified portfolio of fixed income
                                                         consistent with   instruments of varying maturities.
                                                         preservation of
                                                         capital and
                                                         prudent
                                                         investment
                                                         management
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
------------------------------------------------------------------------------------------------------------------------
PRUDENTIAL
------------------------------------------------------------------------------------------------------------------------
                        ----------------- -------------- ----------------- ---------------------------------------------
Managed by Prudential   SP                International  Long-term         Invests primarily in equity-related
Investments             International        Equity      growth of         securities of foreign issuers with at least
LLC/William Blair &     Growth Portfolio                 capital           65% of its total assets in common stocks of
Company LLC and                                                            foreign companies operating or based in at
Marsico Capital                                                            least five different countries.
Management LLC
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
Managed by Prudential   SP Strategic      Large Growth   Long-term         At least 65% of total assets in equity and
Investments             Partners                         growth of         equity-related securities of U.S. companies
LLC/Jennison            Focused Growth                   capital           that the adviser believes to have strong
Associates LLC and      Portfolio                                          capital appreciation potential.
AllianceBernstein L.P.
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
------------------------------------------------------------------------------------------------------------------------
SCHRODER
------------------------------------------------------------------------------------------------------------------------
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
Managed by Allianz      AZL Schroder        Specialty    Capital           Invests at least 80% of its net assets in
Investment Management   Emerging                         appreciation      equity securities of companies that the
LLC/Schroder            Markets Equity                                     subadviser believes to be "emerging market"
Investment Management   Fund                                               issuers. May invest remainder of assets in
North America Inc.                                                         securities of issuers located anywhere in
                                                                           the world.
                        ----------------- -------------- ----------------- ---------------------------------------------
                        ----------------- -------------- ----------------- ---------------------------------------------
                        AZL Schroder      International  Long-term         At least 80% of net assets in equity
                        International        Equity      capital           securities of small capitalization
                        Small Cap Fund                   appreciation      companies located outside the U.S.
                                                                           (generally with market capitalizations of
                                                                           $3.5 billion or less at the time of
                                                                           investment) that it believes offer the
                                                                           potential for capital appreciation.
------------------------------------------------------------------------------------------------------------------------
SELIGMAN
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
Managed by J. & W.      Seligman            Small Cap    Long-term         At least 80% of net assets in common stocks
Seligman & Co.          Smaller-Cap                      capital           of "value" companies with smaller market
Incorporated            Value Portfolio                  appreciation      capitalizations (up to $3 billion) at the
                                                                           time of purchase by the portfolio.
------------------------------------------------------------------------------------------------------------------------
TARGETPLUS PORTFOLIOS
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
Managed by Allianz      AZL TargetPLUS        Model      Long-term capital Invests primarily in a diversified
Investment Management   Balanced Fund       Portfolio    appreciation with portfolio of equity and fixed income
LLC/First Trust                                          preservation of   securities with 45% to 55% allocated to the
Advisors L.P. and                                        capital as an     equity portfolio and the balance allocated
Pacific Investment                                       important         to the fixed income portfolio. May invest a
Management Company LLC                                   consideration     significant portion of its total assets in
                                                                           securities of non-U.S. companies.
----------------------- ----------------- -------------- ----------------- ---------------------------------------------


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                                       29


----------------------- ----------------- -------------- ----------------- ---------------------------------------------
Managed by Allianz      AZL TargetPLUS        Model      Total return      Invests at least 80% of net assets in
Investment Management   Equity Fund         Portfolio                      common stocks of companies that are
LLC/First Trust                                                            identified by a model based on an
Advisors L.P.                                                              allocation of 20% of fund assets in each of
                                                                           five separate strategies that seek to
                                                                           provide above-average total return.
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
Managed by Allianz      AZL TargetPLUS        Model      Long-term         Invests primarily in a diversified
Investment Management   Growth Fund         Portfolio    capital           portfolio of equity and fixed income
LLC/First Trust                                          appreciation      securities with 75% to 85% allocated to the
Advisors L.P. and                                                          equity portfolio and the balance allocated
Pacific Investment                                                         to the fixed income portfolio. May invest a
Management Company LLC                                                     significant portion of its total assets in
                                                                           securities of non-U.S. companies.
                        ----------------- -------------- ----------------- ---------------------------------------------
                        AZL TargetPLUS        Model      Long-term         Invests primarily in a diversified
                        Moderate Fund       Portfolio    capital           portfolio of equity and fixed income
                                                         appreciation      securities with 60% to 70% allocated to the
                                                                           equity portfolio and the balance allocated
                                                                           to the fixed income portfolio. May invest a
                                                                           significant portion of its total assets in
                                                                           securities of non-U.S. companies.
------------------------------------------------------------------------------------------------------------------------
TURNER
------------------------------------------------------------------------------------------------------------------------
Managed by Allianz      AZL Turner          Small Cap    Long-term         At least 80% of its net assets in common
Investment Management   Quantitative                     growth of         stocks and other equity securities of U.S.
LLC/Turner Investment   Small Cap                        capital           companies with small  market
Partners, Inc.          Growth Fund                                        capitalizations that the subadviser
                                                                           believes, based on a quantitative model,
                                                                           have strong earnings growth potential.
                                                                           Small capitalization companies are defined
                                                                           as companies with market capitalizations,
                                                                           at the time of purchase, in the range of
                                                                           companies included in the Russell 2000(R)
                                                                           Growth Index.
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
VAN KAMPEN
------------------------------------------------------------------------------------------------------------------------
Managed by Allianz      AZL Van Kampen     Large Value   Capital growth    Invests at least 80% of net assets in
Investment Management   Comstock Fund                    and income        common stocks with the potential for
LLC/Van Kampen Asset                                                       capital growth and income. May invest  up
Management                                                                 to 25% of total assets in foreign
                                                                           securities.
                        ----------------- -------------- ----------------- ---------------------------------------------
                        AZL Van Kampen      Specialty    Highest           Invests at least 65% of its total assets in
                        Equity and                       possible income   income-producing equity securities and also
                        Income Fund                      consistent with   invests in investment grade quality debt
                                                         safety of         securities. May invest  up to 25% ot total
                                                         principal with    assets in foreign securities.
                                                         long-term
                                                         growth of
                                                         capital as an
                                                         important
                                                         secondary
                                                         objective
                        ----------------- -------------- ----------------- ---------------------------------------------
                        AZL Van Kampen    International  Long term         Invests primarily in a portfolio of equity
                        Global               Equity      capital           securities of issuers located throughout
                        Franchise Fund                   appreciation      the world that it believes have, among
                                                                           other things, resilient business franchises
                                                                           and growth potential. Normally invests at
                                                                           least 65% of total assets in securities of
                                                                           issuers from at least three different
                                                                           countries, which may include the U.S.
                        ----------------- -------------- ----------------- ---------------------------------------------
                        AZL Van Kampen      Specialty    Income and        Invests at least 80% of assets in equity
                        Global Real                      capital           securities of companies in the real estate
                        Estate Fund                      appreciation      industry located throughout the world,
                                                                           including real estate investment trusts and
                                                                           real estate operating companies established
                                                                           outside the U.S.
                        ----------------- -------------- ----------------- ---------------------------------------------
                        AZL Van Kampen     Large Value   Income and        Invests at least 65% of total assets in
                        Growth and                       long-term         income-producing equity securities,
                        Income Fund                      growth of         including common stocks and convertible
                                                         capital           securities; also in non-convertible
                                                                           preferred stocks and debt securities rated
                                                                           "investment grade." May invest  up to 25%
                                                                           of total assets in foreign securities.
                        ----------------- -------------- ----------------- ---------------------------------------------
                        AZL Van Kampen       Mid Cap     Capital growth    At least 80% of net assets in common stocks
                        Mid Cap Growth                                     and other equity securities of mid
                        Fund                                               capitalization growth companies.
----------------------- ----------------- -------------- ----------------- ---------------------------------------------

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Shares of the Investment Options may be offered in connection with certain variable annuity contracts and variable life insurance policies of various insurance companies that may or may not be affiliated with us. Certain Investment Options may also be sold directly to pension and retirement plans that qualify under Section 401 of the Internal Revenue Code. As a result, a material conflict of interest may arise between insurance companies, owners of different types of contracts and retirement plans or their participants. Each Investment Option's Board of Directors will monitor for the existence of any material conflicts, and determine what action, if any, should be taken.


We may enter into certain arrangements under which we, or our affiliate Allianz Life Financial Services, LLC, the principal underwriter for the Contracts, are compensated by the Investment Options' advisers, distributors and/or affiliates for the administrative services and benefits that we provide to the Investment Options. The amount of the compensation usually is based on the aggregate assets of the Investment Options or other investment portfolios that are attributable to contracts that we issue or administer. Some advisers may pay us more or less than others. The maximum fee that we currently receive is at the annual rate of 0.25% of the average aggregate amount invested by us in the Investment Options. In addition, our affiliate Allianz Life Financial Services, LLC, may receive Rule 12b-1 fees deducted from certain Investment Option assets attributable to the Contract for providing distribution and support services to some Investment Options. Because 12b-1 fees are paid out of an Investment Option's assets on an ongoing basis, over time they will increase the cost of an investment in the Investment Option.


SUBSTITUTION AND LIMITATION ON FURTHER INVESTMENTS


We may substitute another Investment Option for one of the Investment Options you selected for any reason in our sole discretion. Substitutions may be made with respect to existing investments, the investment of future Purchase Payments, or both. New or substitute Investment Options may have different fees and expenses, and their availability may be limited to certain classes of purchasers. We may limit further investment in, or transfers to, an Investment Option if marketing, tax or investment considerations warrant, or for any reason in our sole discretion. We also may close Investment Options to allocations of Purchase Payments and/or Contract Value, at any time and at our sole discretion. The fund companies that sell shares of the Investment Options to us, pursuant to participation agreements, may terminate those agreements and discontinue offering their shares to us. To the extent required by the Investment Company Act of 1940 or other applicable law, we will not substitute any shares without notice to you and prior approval of the SEC.


TRANSFERS

You can make transfers among the Investment Choices, subject to certain restrictions. Transfers may be subject to a transfer fee. For more information, see section 6, Expenses - Transfer Fee. We currently allow you to make as many transfers each Contract Year as you wish. We may change this practice in the future. This product is not designed for professional market timing organizations, other entities or persons using programmed, large, or frequent transfers, and excessive or inappropriate transfer activity may be restricted.


The following applies to any transfer.
o The minimum amount that you can transfer is $1,000 or the entire amount in the Investment Choice, if less. We waive this requirement if the transfer is made under the dollar cost averaging or flexible rebalancing programs.
o We may choose not to allow you to make transfers during the free look/right to examine period.
o    Your request for a transfer must clearly state:
     -    which Investment Choices are involved in the transfer; and
     -    how much you wish to transfer.
o After the Income Date, you cannot make a transfer from a fixed Annuity Payment stream to a variable Annuity Payment stream.
o After the Income Date, you can make a transfer from a variable Annuity Payment stream to establish a new fixed Annuity Payment stream.
o Your right to make transfers is subject to modification if we determine, in our sole discretion, that exercise of the right by one or more Owners is, or may be, to the disadvantage of other Owners. For more information, see the "Excessive Trading and Market Timing" discussion in this section.
o Transfer instructions apply equally to the accumulation and annuitization portions of the Contract. You cannot make transfers selectively within different portions of the Contract.
o Transfers of Contract Value between Investment Options will not change the allocation instructions for any future Purchase Payments.



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When you make a transfer request, we will process the request based on the
Accumulation Unit values and/or Annuity Unit values next determined after receipt of the request in good order at our Service Center. The Accumulation Unit values and Annuity Unit values are normally determined at the end of each Business Day and any transfer request received at or after the end of the current Business Day will receive the next Business Day's Accumulation Unit values and/or Annuity Unit values.


The Investment Options may, in the future, add policies or change existing policies designed to restrict market timing activities. For example, Investment Options may impose restrictions on transfers between Investment Options in an affiliated group of Investment Options if the investment adviser to one or more of the Investment Options determines that the Owner or his or her designee requesting the transfer has engaged, or is engaging in, market timing or other abusive trading activities. In addition, an Investment Option may impose a short-term trading fee on purchases and sales within a specified period. You should review the Investment Options' prospectuses regarding any applicable transfer restrictions and the imposition of any fee to discourage short-term trading. The imposition of these restrictions would occur as a result of Investment Option restrictions and actions taken by the managers of the Investment Options.


TELEPHONE AND OTHER ELECTRONIC TRANSFERS

You can request transfers by telephone, fax, or by website at www.allianzlife.com. We may allow you to authorize someone else to request transfers by telephone, fax, or website on your behalf. We will accept instructions from either you or a Joint Owner unless we are instructed otherwise. We will use reasonable procedures to confirm that instructions given to us by telephone or by website are genuine. If we do not use such procedures, we may be liable for any losses due to unauthorized or fraudulent instructions. We record all telephone instructions and log all website instructions. We reserve the right to deny any transfer request submitted by telephone, website, or by fax, and to discontinue or modify the telephone, fax and/or website transfer privileges at any time and for any reason.

We do not currently accept transfer instructions from you via email or via electronic communications other than by telephone, fax, or by website. This service may be available to you in the future.

When you make a transfer request by telephone, fax, or by website, we will process the request based on the Accumulation Unit values next determined after receipt of the request at our Service Center. If you or your authorized representative have not given instructions to a Service Center representative before the end of the Business Day, even if due to our delay in answering your call or a delay caused by our telephone, fax and/or computer system, we will consider the request to be received at or after the end of the current Business Day and the request will receive the next Business Day's Accumulation Unit values.

Please note that telephone, fax and/or the website may not always be available. Any telephone, fax and/or computer system, whether it is ours, yours, your service provider's, or your registered representative's, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your transfer by writing to our Service Center.

By authorizing transfers by telephone or website, you authorize us to accept and act upon such instructions for transfers involving your Contract. There are risks associated with telephone and website transactions that do not occur if a written request is submitted. Anyone authorizing or making such requests bears those risks. You should protect your website password, because the website is available to anyone who provides your password; we will not be able to verify that the person providing electronic transfer instructions via the website is you or is authorized by you.

EXCESSIVE TRADING AND MARKET TIMING

We may restrict or modify your right to make transfers to prevent any use that we consider to be part of a market timing program.

Frequent transfers, programmed transfers, transfers into and then out of an Investment Choice in a short period of time, and transfers of large amounts at one time (collectively referred to as "potentially disruptive trading") may have harmful effects for other Owners, Annuitants and Beneficiaries. These risks and harmful effects include the following.

o Dilution of the interests of long-term investors in an Investment Choice, if market timers or others transfer into the Investment Choice at prices that are below their true value or transfer out of the Investment Choice at prices that are higher than their true value.
o An adverse effect on portfolio management, such as causing the Investment Choice to maintain a higher level of cash than would otherwise be the case, or causing the Investment Choice to liquidate investments prematurely.
o    Increased brokerage and administrative expenses.


In order to attempt to protect our Owners and the Investment Choices from potentially disruptive trading, we have adopted certain excessive trading and market timing policies and procedures. Under our excessive trading and market timing policy, we could modify your transfer privileges for some or all of the Investment Choices. Unless prohibited by the terms of the Contract or applicable state law, the modifications we may apply include (but are not limited to) the following.
o Limiting the frequency of transfers (for example, prohibit more than one transfer a week, or more than two a month, etc.).
o Restricting the method of making a transfer (for example, requiring that all transfers be sent by first class U.S. mail and rescinding the telephone, fax or website transfer privileges).
o Requiring a minimum time period between each transfer into or out of a particular Investment Choice. Our current policy, which is subject to change without notice, prohibits "round trips" with Investment Choices, other than the AZL Money Market Fund and the AZL FusionPortfolios, within 14 calendar days. Round trips are transfers into and back out of a particular Investment Choice, or transfers out of and back into a particular Investment Choice.
o Not accepting transfer requests made on your behalf by an asset allocation and/or market timing service.
o Limiting the dollar amount of any Purchase Payment or transfer request allocated to any Investment Choice at any one time.
o Imposing redemption fees on short-term trading (or implementing and administering redemption fees imposed by one or more of the Investment Options).
o    Prohibiting transfers into specific Investment Choices.
o    Imposing other limitations or restrictions.


We also reserve the right to reject any specific Purchase Payment allocation or transfer request from any person if in the investment adviser's, subadviser's or our judgment, an Investment Choice may be unable to invest effectively in accordance with its investment objectives and policies.


Currently, we attempt to DETER disruptive trading as follows. If a transfer(s) is/are identified as potentially disruptive trading, we may (but are not required to) send a warning letter. If the conduct continues and we determine that it constitutes disruptive trading, we will also impose transfer restrictions. Transfer restrictions may include refusing to take orders by fax, telephone or website and requiring the submission of all transfer requests via first-class U.S. mail. We do not enter into agreements permitting market timing and would not permit activities determined to be disruptive trading to continue. We also reserve the right to impose transfer restrictions on a Contract if we determine, in our sole discretion, that the transfers are disadvantageous to other Owners. We will notify the Owner in writing if we impose transfer restrictions on the Owner.


We do not include automatic transfers made under any programs we provide, or automatic transfers made under any of the Contract features, when applying our market timing policy.

We have adopted these policies and procedures as a preventative measure to protect all Owners from the potential effects of disruptive trading, while also abiding by the Owners' legitimate interest in diversifying their investment and making periodic asset re-allocations based upon their personal situations or overall market conditions. We attempt to protect the


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                                       32


Owners' interests in making legitimate transfers by providing reasonable and convenient methods of making transfers that do not harm other Owners.

We may make exceptions when imposing transfer restrictions if we determine a transfer is appropriate, although it may technically violate our policies and procedures that are discussed above. In determining whether a transfer is appropriate, we may, but are not required to, take into consideration the relative size of a transaction, whether the transaction was purely a defensive transfer into the AZL Money Market Fund, and whether the transaction involved an error or similar event. We may also reinstate telephone, fax or website transfer privileges after we have revoked them, but we will not reinstate these privileges if we have reason to believe that they might be used for disruptive trading purposes in the future.

We cannot guarantee the following.
o Our monitoring will be 100% successful in detecting all potentially disruptive trading activity.
o Revoking telephone, fax or website transfer privileges will successfully deter all potentially disruptive trading.

In addition, certain of the Investment Options are available to insurance companies other than us and we do not know whether those other insurance companies have adopted policies and procedures to detect and deter potentially disruptive trading, or what their policies and procedures might be.

As a result of the fact that we may not be completely successful at detecting and preventing market timing activities, and other insurance companies that offer the Investment Options may not have adopted adequate market timing procedures, there is some risk that market timing activity may occur and negatively affect other Owners.


We may, without prior notice to any party, take whatever action we deem appropriate to comply with or take advantage of any state or federal regulatory requirement. In addition, orders for the purchase of an Investment Choice's shares are subject to acceptance by that Investment Choice. We reserve the right to reject, without prior notice, any transfer request into an Investment Choice or allocation of a Purchase Payment to an Investment Choice if the order to purchase the Investment Choice's shares is not accepted for any reason. We have entered into agreements required under SEC Rule 22c-2 (Rule 22c-2 agreements) whereby, upon request by an underlying fund or its designee, we are required to provide the underlying fund with information about you and your trading activities into or out of one or more Investment Options. This information will be provided to the underlying fund or its designee. Under the terms of the Rule 22c-2 agreements, we are required to:
(1) provide details concerning every purchase, redemption, transfer, or exchange of Investment Options during a specified period; and
(2) restrict your trading activity if the party receiving the information so requests. Under certain Rule 22c-2 agreements, if we fail to comply with a request to restrict trading activity, the underlying fund or its designee may refuse to accept transfers from us until we comply.


We retain some discretion in determining what actions constitute potentially disruptive trading and in determining when and how to impose trading restrictions. Therefore, persons engaging in potentially disruptive trading may be subjected to some uncertainty as to when and in what form trading restrictions may be applied, and persons not engaging in potentially disruptive trading may not know precisely what actions will be taken against a person engaging in potentially disruptive trading. For example, if we determine a person is engaging in potentially disruptive trading, we may revoke that person's telephone, fax or website transfer privileges and require all future requests to be sent by first class U.S. mail. In the alternative, if the disruptive trading affects only a single Investment Choice, we may prohibit transfers into or allocations of Purchase Payments to that Investment Choice. We will notify the person or entity making the potentially disruptive trade when we revoke any transfer privileges.

The retention of some level of discretion by us may result in disparate treatment among persons engaging in potentially disruptive trading, and it is possible that some persons could experience adverse consequences if other persons are able to engage in practices that may constitute disruptive trading, and that result in negative effects.

DOLLAR COST AVERAGING (DCA) PROGRAM

The DCA program allows you to systematically transfer a set amount of money each month or quarter from any one Investment Choice to other Investment Options. The Investment Option you transfer from may not be the Investment Option you transfer to in this program. You cannot dollar cost average to a general account Investment Choice. The only general account Investment Choice that you can dollar cost average from is the DCA Fixed Option. By allocating amounts on a regularly scheduled basis, as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations. You may only participate in this program during the Accumulation Phase.


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                                       34


There may be two DCA options available to you. The first option is the DCA Fixed Option. It is only available for a period of either six or 12 months for both initial and additional Purchase Payments. Under the DCA Fixed Option, you will receive a fixed interest rate guaranteed for the period by us. THE DCA FIXED OPTION IS NOT AVAILABLE TO YOU IF YOU SELECT A GUARANTEED BENEFIT PACKAGE.

The second option is the Standard DCA Option. It requires a $1,500 minimum allocation and participation for at least six months. Only the Investment Options are available with this option.

All DCA transfers will be made on the tenth day of the month or the next Business Day if the tenth is not a Business Day. You can elect either program by properly completing the DCA form provided by us.

Your participation in the program will end when any of the following occurs.
o    The number of desired transfers has been made.
o You do not have enough money in the Investment Choices to make the transfer (if less money is available, that amount will be dollar cost averaged and the program will end).
o You request to terminate the program (your request must be received at our Service Center by the first of the month to terminate that month).
o    Contract termination.

If you participate in the DCA program, there are no fees for the transfers made under this program, we do not currently count these transfers against the free transfers that we allow, and you will not be charged additional fees for participating in or terminating from this program. We reserve the right to discontinue or modify the DCA program at any time and for any reason.

FLEXIBLE REBALANCING

You can choose to have us rebalance your account. Once your money has been invested, the performance of the Investment Options may cause your chosen allocation to shift. Flexible rebalancing is designed to help you maintain your specified allocation mix among the different Investment Options. The general account Investment Choices are not part of the flexible rebalancing program. You can direct us to automatically readjust your balance in the Investment Options on a quarterly, semi-annual or annual basis to return to your selected Investment Option allocations. Flexible rebalancing transfers will be made on the 20th day of the month or the previous Business Day if the 20th is not a Business Day. If you participate in the flexible rebalancing program, there are no fees for the transfers made under this program, we do not currently count these transfers against any free transfers that we allow, and you will not be charged additional fees for participating in or terminating from this program. We reserve the right to discontinue or modify the flexible rebalancing program at any time and for any reason. To participate in this program, your request must be received in good order at our Service Center by the eighth of the month so that we may rebalance your account on the 20th of the month. To terminate your participation in this program, your request must also be received at our Service Center by the eighth of the month to terminate that month.

FINANCIAL ADVISERS - ASSET ALLOCATION PROGRAMS

If you have or establish a relationship with a personal financial adviser and the advisory agreement provides that you will pay all or a portion of your adviser's fees out of the Contract, we will, pursuant to written instructions from you in a form acceptable to us, make a partial withdrawal of the Contract Value to pay for the services of the financial adviser. We will treat any fee that is withdrawn as a withdrawal under the terms of this Contract. If the Contract is Non-Qualified, the withdrawal will be treated like any other distribution; it may be included in your gross income for federal tax purposes and, if any Owner is under age 59 1/2, it may be subject to a 10% federal penalty tax. If the Contract is Qualified, the withdrawal for the payment of fees may not be treated as a taxable distribution if certain conditions are met. You should consult a tax adviser regarding the tax treatment of the payment of financial adviser fees from your Contract.

We do not set the amount of the fees charged or receive any portion of the fees from your adviser. Any fee that is charged by your adviser is in addition to the fees and expenses that apply under your Contract. We are not party to the agreement you have with your adviser. You should ask your adviser for any details about the compensation he or she receives in connection with your Contract.


Please note that the adviser you engage to provide advice and/or to make transfers for you is not acting on our behalf, but is acting on your behalf. We do not review or approve the actions of any adviser, and do not assume any responsibility for



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                                       35



these actions. However, we do reserve the right to request and review prior transaction history of any adviser prior to granting your request to allow the adviser to act on your behalf. If, in our sole discretion, we believe the adviser's trading history indicates a pattern of excessive trading, we reserve the right to deny that adviser trading authority. If an adviser is granted trading authority, that adviser is subject to the same limitations applicable to contract owners as stated above.


VOTING PRIVILEGES

We are the legal owner of the Investment Option shares. However, when an Investment Option solicits proxies in conjunction with a shareholder vote that affects your investment, we will obtain from you and other affected Owners instructions as to how to vote those shares. When we receive those instructions, we will vote all of the shares we own including any shares that we own on our own behalf, in proportion to those instructions. Because of this proportional voting and because many Owners do not respond to our request for them to provide us with voting instructions, a small number of Owners may determine the outcome of the vote. Should we determine that we are no longer required to obtain your voting instructions, we will vote the shares in our own right. Only Owners have voting privileges under the Contract. Annuitants, Beneficiaries, Payees and other persons have no voting privileges unless they are also Owners.

We determine your voting interest in an Investment Option as follows.

o You are permitted to cast votes based on the dollar value of the Investment Option's shares that we hold for your Contract in the corresponding subaccount. We calculate this value based on the number of Accumulation/Annuity Units allocated to your Contract on the record date and the value of each unit on that date. We count fractional votes.
o    We will determine the number of shares that you can vote.
o You will receive any proxy materials and a form to give us voting instructions as well as periodic reports relating to the Investment Options in which you have an interest.

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5. OUR GENERAL ACCOUNT

Our general account consists of all of our assets other than those in our separate accounts. We have complete ownership of all assets in our general account and we use these assets to support our insurance and annuity obligations other than those funded by our separate accounts. These assets are subject to our general liabilities from business operations. Subject to applicable law, we have sole discretion over the investment of the assets of our general account.

We have not registered our general account as an investment company under the Investment Company Act of 1940, nor have we registered interests in our general account under the Securities Act of 1933. As a result, the SEC has not reviewed the disclosures in this prospectus relating to our general account.

Currently, we only offer a DCA Fixed Option as an Investment Choice under our general account during the Accumulation Phase. Any amounts you allocate to this Investment Choice under our general account become part of our general account. Additionally, any amounts that you allocate to provide fixed Annuity Payments during the Annuity Phase become part of our general account.

THE GENERAL ACCOUNT INVESTMENT CHOICES ARE NOT AVAILABLE TO YOU DURING THE ACCUMULATION PHASE IF YOU SELECT A GUARANTEED BENEFIT PACKAGE.

We may change the terms of the general account Investment Choices in the future. Please contact us for the most current terms.


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6.    EXPENSES

There are charges and other expenses associated with the Contract that will reduce your investment return. These charges and expenses are described in detail in this section.

SEPARATE ACCOUNT ANNUAL EXPENSES


Each Business Day during the Accumulation and Annuity Phases, we make a deduction from your Separate Account assets for the mortality and expense risk (M&E) charges and the administrative charge (together they are called the Separate Account annual expenses). We do this as part of our calculation of the value of the Accumulation and Annuity Units. We calculate the charges as a percentage of the average daily assets invested in a subaccount on an annual basis. The amount of the M&E charge during the Accumulation Phase depends on the benefit options that apply. The annual administrative charge is equal to 0.15% during both phases of your Contract. During the Accumulation Phase, the Separate Account annual expenses are as follows:


                                    NO GBP                       TRADITIONAL GBP                     ENHANCED GBP
                       M&E          ADMIN.               M&E          ADMIN.               M&E CHARGE   ADMIN.
                        CHARGE      CHARGE      TOTAL     CHARGE      CHARGE      TOTAL                 CHARGE      TOTAL
TRADITIONAL GMDB         1.50%      0.15%       1.65%      1.70%      0.15%       1.85%      2.20%       0.15%      2.35%
ENHANCED GMDB            1.70%      0.15%       1.85%      1.85%      0.15%       2.00%      2.35%       0.15%      2.50%

The Traditional GBP consists of:
o   The Traditional GMIB, and
o   The Traditional GPWB.

The Enhanced GBP consists of:
o   The Enhanced GMIB, and
o   The Enhanced GPWB.

If you exercise the GPWB, the increased expenses associated with the GBP will continue until the GPWB endorsement terminates and the increased expenses associated with the Enhanced GMDB (if applicable) will continue as long as the Enhanced GMDB value is greater than zero.

During the Annuity Phase, if you request variable Traditional Annuity Payments, the Separate Account annual expense is equal, on an annual basis, to 1.65%. This expense is equal to the lowest charge because we do not pay a death benefit separate from the benefits provided by the Annuity Option if the Annuitant dies during the Annuity Phase. Because the Contract allows Partial Annuitization, it is possible for different portions of the Contract to be in both the Accumulation and Annuity Phases at the same time. It is also possible to have different M&E charges on different portions of the Contract at the same time if you request a variable traditional Partial Annuitization.

MORTALITY AND EXPENSE RISK (M&E) CHARGES

These charges compensate us for all the insurance benefits provided by your Contract, for example:
o    our contractual obligation to make Annuity Payments,
o    the death, income, and withdrawal benefits under the Contract,
o    certain expenses related to the Contract, and
o for assuming the risk (expense risk) that the current charges will be insufficient in the future to cover the cost of administering the Contract.

If the M&E charges are sufficient to cover such costs and risks, any excess will be profit to us. We anticipate making such a profit, and using it to cover distribution expenses as well as the cost of providing certain features under the Contract.

ADMINISTRATIVE CHARGE

This charge is equal to 0.15% of the average daily assets invested in a subaccount on an annual basis. We deduct this charge during both the Accumulation and Annuity Phases. This charge, together with the contract maintenance charge (which is explained next), is for all the expenses associated with the administration and maintenance of the Contracts.


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CONTRACT MAINTENANCE CHARGE

We deduct $30 from the Contract annually as a contract maintenance charge during the Accumulation and Annuity Phases. The charge is for the expenses associated with the administration and maintenance of the Contract. We deduct this charge on the last day of each Contract Year and we deduct it proportionately from the Investment Choices as set out in your Contract. During the Annuity Phase, we will collect a portion of the charge out of each Annuity Payment. This charge cannot be increased.

During the Accumulation Phase, we will not deduct this charge if the Contract Value is at least $50,000 at the time we are to deduct the charge. If you own more than one Contract offered under this prospectus, we will determine the total value of all your Contracts. If the total value of all Contracts registered under the same social security number is at least $50,000, we will not assess the contract maintenance charge. We also will waive this charge during the Annuity Phase if the Contract Value on the Income Date is at least $50,000. If you take a full withdrawal from your Contract (other than on a Contract Anniversary), we will deduct the full contract maintenance charge.

If the Contract is owned by a non-individual (for example, a qualified plan or trust), we will look to the Annuitant to determine if we will assess the charge.

WITHDRAWAL CHARGE


You can take withdrawals from the portion of the Contract that is in the Accumulation Phase. A withdrawal charge applies if all or part of the amount withdrawn is from Purchase Payments we received within seven complete years before the withdrawal. The withdrawal charge compensates us for expenses associated with selling the Contract. We do not assess the withdrawal charge for amounts paid out: as Annuity Payments (including GMIB Payments), as GPWB Payments, as death benefits, under the waiver of withdrawal charge benefits, or as part of a required minimum distribution payment under our minimum distribution program. (For more information, see section 8, Access to Your Money
- Waiver of Withdrawal Charge Benefits and The Minimum Distribution Program and Required Minimum Distribution (RMD) Payments.) In the Contract or marketing materials, the withdrawal charge may also be referred to as the surrender charge or contingent deferred sales charge (CDSC) and withdrawals may be referred to as surrenders.

The total amount under your Contract that is subject to a withdrawal charge is the Withdrawal Charge Basis. The Withdrawal Charge Basis is equal to the lesser of: a) total Purchase Payments, less any Purchase Payments withdrawn that were subject to a withdrawal charge; or b) the Contract Value less any amounts currently available under the partial withdrawal privilege. Amounts applied to Partial Annuitizations will reduce each Purchase Payment proportionately by the percentage of Contract Value you annuitize. We do not reduce the Withdrawal Charge Basis for any of the following penalty-free withdrawals: GPWB Payments, withdrawals under the waiver of withdrawal charge benefit, and any amounts paid as part of a required minimum distribution. We also do not adjust the Withdrawal Charge Basis for any withdrawal charges, or any gains or losses on your Investment Options. For more information, please see the examples in Appendix E.


For purposes of calculating any withdrawal charge, we withdraw Purchase Payments on a "first-in-first-out" (FIFO) basis and we make withdrawals from your Contract in the following order.

1. First, we withdraw any Purchase Payments that are beyond the withdrawal charge period shown in your Contract (for example, Purchase Payments that we have had for seven or more complete years). We do not assess a withdrawal charge on these Purchase Payments.

2. Then, we withdraw any Purchase Payments that are under the partial withdrawal privilege and we do not assess a withdrawal charge. However, the partial withdrawal privilege is not available if you are taking a full withdrawal. For more information, see section 8, Access to Your Money - Partial Withdrawal Privilege.


3. Next, on a FIFO basis, we withdraw Purchase Payments that are within the withdrawal charge period shown in your Contract. We do assess a withdrawal charge on these Purchase Payments, but we withdraw them on a FIFO basis, which may help reduce the total withdrawal charge you will pay because the withdrawal charge declines over time. We determine your total withdrawal charge by multiplying each of these payments by the applicable withdrawal charge percentage and then totaling the charges.


4. Finally, we withdraw any Contract earnings. We do not assess a withdrawal charge on Contract earnings.


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We keep track of each Purchase Payment we receive. The amount of the withdrawal charge depends upon the length of time since we received your Purchase Payment. The charge as a percentage of each Purchase Payment withdrawn is as follows.

                    NUMBER OF COMPLETE YEARS SINCE
                   WE RECEIVED YOUR PURCHASE PAYMENT     CHARGE

                                   0                       6%
                                   1                       6%
                                   2                       6%
                                   3                       5%
                                   4                       4%
                                   5                       3%
                                   6                       2%
                            7 years or more                0%

After we have had a Purchase Payment for seven complete years, there is no charge when you withdraw that Purchase Payment.


We calculate the withdrawal charge at the time of each withdrawal. For a withdrawal that is subject to a withdrawal charge, the amount we deduct for the withdrawal charge will be a percentage of the requested withdrawal amount. For partial withdrawals, we deduct the charge from the remaining Contract Value and we deduct it proportionately from the Investment Choices.


EXAMPLE: You purchase a Contract with an initial Purchase Payment of $30,000 and make another Purchase Payment in the first month of the second Contract Year of $70,000. In the third month of the third Contact Year, your Contract Value is $110,000 and you request a withdrawal of $52,000. We would withdraw money from the Contract Value and compute the withdrawal charge as follows.

1) Purchase Payments that are beyond the withdrawal charge period. All payments are still within the withdrawal charge period so this does not apply.

2) Amounts available under the partial withdrawal privilege. You have not taken any other withdrawals this year so you can withdraw up to 15% of the Contract Value as of the date the withdrawal is processed (or $16,500) without incurring a withdrawal charge.

3) Purchase Payments on a FIFO basis. The total amount we deduct from the first Purchase Payment is $30,000, which is subject to a 6% withdrawal charge, and we pay you this entire amount. We determine the withdrawal charge on this amount as follows:

                                 $30,000 X 0.060 = $1,800

    Next we determine how much we need to deduct from the second Purchase Payment. So far we have deducted $46,500 ($16,500 under the partial withdrawal privilege and $30,000 from the first Purchase Payment), so we would need to deduct $5,500 from the second Purchase Payment to get you the $52,000 you requested. The second Purchase Payment is also subject to a 6% withdrawal charge. We determine the withdrawal charge on this amount this amount as follows:

                                 $5,500 X 0.060 = $330

4) Contract earnings. The withdrawal charges of $2,130 are deducted from contract earnings.

In total we withdrew $54,130 from your Contract, of which you received $52,000 and paid total withdrawal charges of $2,130.

NOTE: WITHDRAWALS MAY HAVE TAX CONSEQUENCES AND, IF TAKEN BEFORE AGE 59 1/2, MAY BE SUBJECT TO A 10% FEDERAL PENALTY TAX. FOR TAX PURPOSES, UNDER NON-QUALIFIED CONTRACTS, WITHDRAWALS ARE CONSIDERED TO HAVE COME FROM THE LAST MONEY YOU PUT INTO THE CONTRACT. THUS, FOR TAX PURPOSES, EARNINGS ARE CONSIDERED TO COME OUT FIRST.


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REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE

We may reduce or eliminate the amount of the withdrawal charge when the Contract is sold under circumstances that reduce its sales expenses. For example, if there is a large group of individuals that will be purchasing the Contract or if a prospective purchaser already has a relationship with us. We may choose not to deduct a withdrawal charge under a Contract issued to an officer, director, or employee of Allianz Life of New York or any of its affiliates. Also, we may reduce or waive the withdrawal charge when a Contract is sold by a registered representative appointed with Allianz Life of New York to any members of his or her immediate family and the commission is waived. We require our prior approval for any reduction or elimination of the withdrawal charge.

TRANSFER FEE


You can currently make 12 free transfers every Contract Year. If you make more than 12 transfers in a Contract Year, we will deduct a transfer fee of the lesser of $25 or 2% of the amount transferred for each additional transfer. Currently, we deduct this fee only during the Accumulation Phase, but we reserve the right to deduct it during the Annuity Phase. We will deduct the transfer fee from the Investment Choice from which the transfer is made. If you transfer the entire amount in the Investment Choice, then we will deduct the transfer fee from the amount transferred. If you are transferring from multiple Investment Choices, we will treat the transfer as a single transfer and we will deduct any transfer fee proportionately from the Investment Choices if you transfer less than the entire amount that is in the Investment Choice. If the transfer is made under the dollar cost averaging or flexible rebalancing programs, there is no fee for the transfer and the transfer will not currently count against any free transfers we allow.


PREMIUM TAXES


State premium taxes are not currently assessed in the state of New York. However, we reserve the right to make a deduction from your Contract Value to reimburse ourselves for premium taxes if the State of New York enacts legislation requiring us to pay premium taxes or if the Owner lives in a state where premium tax is applicable. Where premium taxes apply, it is our current practice not to make deductions from the Contract to reimburse ourselves for the premium taxes that we pay until the earliest of the following: upon the Income Date* if you take a Full Annuitization, the date of full withdrawal from the Contract, or full distribution of the death benefit. We may change this practice in the future and deduct this charge when the tax is due from us. Premium taxes are normally 3.5% or less depending on the state or governmental entity.


* We do not make deductions to reimburse ourselves for premium taxes for amounts applied to GMIB Payments or Annuity Payments based on the GPWB value.

INCOME TAXES

We reserve the right to deduct from the Contract any income taxes that we may incur because of the Contract. Currently, we are not making any such deductions.

INVESTMENT OPTION EXPENSES


There are deductions from the assets of the various Investment Options for operating expenses (including management fees) that are described in the Fee Tables and in the table of annual operating expenses for each Investment Option in Appendix A in this prospectus and in the prospectuses for the Investment Options. These charges apply during the Accumulation and Annuity Phases if you make allocations to the Investment Options. These expenses will reduce the performance of the Investment Options and, therefore, will negatively affect your Contract Value and the amounts available for withdrawals and Annuity Payments. They may also negatively impact the death benefit proceeds. The investment advisers for the Investment Options provided the fee and expense information and we did not independently verify it.



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7. TAXES

NOTE: WE HAVE PREPARED THE FOLLOWING INFORMATION ON TAXES AS A GENERAL DISCUSSION OF THE SUBJECT. THE CONTRACT OFFERS FLEXIBILITY REGARDING HOW DISTRIBUTIONS CAN BE TAKEN. NOT ALL OF THESE DISTRIBUTIONS (OR THEIR ATTENDANT TAX CONSEQUENCES) ARE DISCUSSED IN THIS SECTION. THIS INFORMATION IS NOT INTENDED AS TAX ADVICE. YOU SHOULD, THEREFORE, CONSULT YOUR OWN TAX ADVISER ABOUT YOUR OWN CIRCUMSTANCES. WE HAVE INCLUDED ADDITIONAL INFORMATION REGARDING TAXES IN THE STATEMENT OF ADDITIONAL INFORMATION. FOR MORE INFORMATION ON THE TAXATION OF ANNUITY PAYMENTS MADE UNDER A PARTIAL ANNUITIZATION, SEE SECTION 2, THE ANNUITY PHASE - PARTIAL ANNUITIZATION. FOR MORE INFORMATION ON THE TAXATION OF GMIB PAYMENTS, SEE SECTION 2, THE ANNUITY PHASE - GUARANTEED MINIMUM INCOME BENEFITS (GMIBS). FOR MORE INFORMATION ON THE TAXATION OF GPWB PAYMENTS, SEE
SECTION 8, ACCESS TO YOUR MONEY - GUARANTEED PARTIAL WITHDRAWAL BENEFITS
(GPWBS).

ANNUITY CONTRACTS IN GENERAL

Annuity contracts are a means of setting aside money for future needs - usually retirement. Congress recognized how important saving for retirement was and provided special rules in the Internal Revenue Code (Code) for annuities.

These rules generally provide that you will not be taxed on any earnings on the money held in your annuity until you take the money out. This is called tax deferral. There are different rules regarding how you will be taxed, depending upon how you take the money out and whether the annuity is Qualified or Non-Qualified (see the following discussion in this section).

If you do not purchase the Contract under a tax qualified retirement plan, the Contract is referred to as a Non-Qualified Contract. When a Non-Qualified Contract is owned by a non-individual (for example, a corporation or certain other entities other than a trust holding the Contract as an agent for an individual), the Contract will generally not be treated as an annuity for tax purposes. This means that the Contract may not receive the benefits of tax deferral and Contract earnings may be taxed as ordinary income every year.

QUALIFIED CONTRACTS

If you purchase the Contract under a pension or retirement plan that is qualified under the Code, the Contract is referred to as a Qualified Contract. Qualified Contracts are subject to special rules. Adverse tax consequences may result if contributions, distributions, and transactions in connection with the Qualified Contract do not comply with the law.

A Qualified Contract will not provide any necessary or additional tax deferral if it is used to fund a qualified plan that is tax deferred. However, the Contract has features and benefits other than tax deferral that may make it an appropriate investment for a qualified plan. You should consult your tax adviser regarding these features and benefits before purchasing a Qualified Contract.

We may issue the following types of Qualified Contracts.

o TRADITIONAL INDIVIDUAL RETIREMENT ANNUITY. Section 408 of the Code permits eligible individuals to maintain Individual Retirement Annuities (IRAs). IRA contributions are limited each year to the lesser of a dollar amount specified in the Code or 100% of the amount of compensation included in the Owner's income. The limit on the amount contributed to an IRA does not apply to distributions from certain other types of qualified plans that are "rolled over" on a tax-deferred basis into an IRA. Purchasers of a Contract for use with IRAs will have the right to revoke their purchase within seven days of the earlier of the establishment of the IRA or their purchase.

o SIMPLIFIED EMPLOYEE PENSION (SEP) IRA. Employers may establish Simplified Employee Pension (SEP) IRAs under Code Section 408(k) to provide IRA contributions on behalf of their employees. In addition to all of the general rules governing IRAs, such plans are subject to additional requirements and different contribution limits.

o ROTH IRA. Section 408A of the Code permits certain eligible individuals to contribute to a Roth IRA. Contributions to a Roth IRA are limited each year to the lesser of a dollar amount specified in the Code or 100% of the amount of compensation included in the Owner's income and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. Distributions from a Roth IRA generally are not taxed until after the total amount distributed from the Roth IRA exceeds the amount contributed to the Roth IRA. After that, income tax and a 10% federal penalty tax may apply to distributions made: (1) before age 59 1/2 (subject to certain exceptions), or (2) during the five tax years starting with the year in which the first contribution is made to any Roth IRA.


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o   TSAS OR 403(B) CONTRACTS. Section 403(b) of the Code allows employees of certain Section 501(c)(3) organizations and public schools to exclude from their gross income the purchase payments made, within certain limits, on a contract that will provide an annuity for the employee's retirement. As a result of changes to the regulations regarding 403(b)/TSA contracts which requires information sharing agreements between the financial organization or insurance company and employers sponsoring 403(b)/TSA plans, these plans are no longer offered with this Contract. However, that may change in the future.


o INHERITED IRA. The Code permits beneficiaries of investments that were issued under certain tax-qualified pension or retirement plans to directly transfer the death benefit from that investment into a variable annuity contract (Inherited IRA Contract). If we make this Contract available as an Inherited IRA Contract, the beneficiary of the previous tax-qualified investment will become the Owner of the new Inherited IRA Contract. The ownership of the Contract must also reflect the name of the previous deceased owner. The purpose of the Inherited IRA Contract is to allow the Owner to change the investment vehicle to an annuity and receive required minimum distribution withdrawal payments instead of receiving a lump sum death benefit payment. If we make this Contract available as an Inherited IRA Contract, the death benefit proceeds must be directly transferred into this Contract; they cannot be received by the beneficiary and then applied to the Contract. A beneficiary can apply the death benefit proceeds from multiple tax-qualified investments that were owned by the same owner to the purchase of an Inherited IRA Contract. We will not accept any other forms of Purchase Payment on an Inherited IRA Contract.


    We permit you to add enhanced optional benefits to an Inherited IRA Contract. We currently believe this is allowable because enhanced optional benefits can be added to traditional IRA plans. However, the Internal Revenue Service (IRS) has not yet issued any rulings on this issue with respect to Inherited IRA Contracts. Therefore, Owners should discuss this issue with their tax and legal advisers before adding enhanced optional benefits to an Inherited IRA Contract.

QUALIFIED PLANS. A qualified plan is a retirement or pension plan that meets the requirements for tax qualification under the Code. If the Contract is an investment for assets of a qualified plan under Section 401 of the Code, the plan is both the Owner and the Beneficiary. The authorized signatory or plan trustee for the plan must make representations to us that the plan is qualified under the Code on the Issue Date and is intended to continue to be qualified for the entire Accumulation Phase of the Contract, or as long as the qualified plan owns the Contract. The qualified plan may designate a third party administrator to act on its behalf. All tax reporting will be the responsibility of the plan. In the event the qualified plan instructs us to roll the plan assets into an IRA for the Annuitant under this Contract, we will change the qualification type of the Contract to an IRA and make the Annuitant the Owner. The qualified plan will be responsible for any reporting required for the rollover transactions.


MULTIPLE CONTRACTS


Section 72(e)(12) of the Code provides that multiple Non-Qualified deferred annuity contracts that are issued within a calendar year period to the same owner by one company or its affiliates are treated as one annuity contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences, including more rapid taxation of the distributed amounts from such combination of contracts. For purposes of this rule, contracts received in a Section 1035 exchange will be considered issued in the year of the exchange. You should consult a tax adviser before purchasing more than one Non-Qualified Contract in any calendar year period.


PARTIAL 1035 EXCHANGES


Section 1035 of the Code provides that an annuity contract may be exchanged in a tax-free transaction for another annuity contract. Historically, it was presumed that only the exchange of an entire contract (as opposed to a partial exchange) would be accorded tax-free status. Guidance from the IRS, however, confirmed that the direct transfer of a portion of an annuity contract into another annuity contract can qualify as a non-taxable exchange. IRS guidance provides that this direct transfer can go into an existing annuity contract as well as a new annuity contract. IRS guidance also provides that certain partial exchanges may not qualify as tax-free exchanges. Therefore, Owners should consult their own tax advisers before entering into a partial exchange of an annuity contract.



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DISTRIBUTIONS - NON-QUALIFIED CONTRACTS

You, as the Owner, generally will not be taxed on increases in the value of the Contract until an actual or deemed distribution occurs - either as a withdrawal (including, if available, Partial Annuitizations, GPWB Payments and Excess Withdrawals) or as Traditional Annuity Payments or GMIB Payments under a Full Annuitization.

Section 72 of the Code governs treatment of distributions. When a withdrawal from a Non-Qualified Contract occurs, the amount received will generally be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the Contract Value immediately before the distribution over your investment in the Contract (generally, the Purchase Payments or other consideration paid for the Contract, reduced by any amount previously distributed from the Contract that was not subject to tax) at that time. GPWB Payments and amounts received as a result of a Partial Annuitization are treated as partial withdrawals. If you exercise the GPWB and the GPWB value is greater than the Contract Value, it is possible that the IRS could assert that the amount you receive will be taxable as ordinary income up to an amount equal to the excess of the GPWB value immediately before the withdrawal over your investment in the Contract at that time. In the case of a full withdrawal under a Non-Qualified Contract, the amount received generally will be taxable only to the extent it exceeds your investment in the Contract.

If you take a Full Annuitization, different rules apply. Periodic installments (for example, GMIB Payments) scheduled to be received at regular intervals (for example, monthly) after you take a Full Annuitization should be treated as annuity payments (and not withdrawals) for tax purposes. (In this regard, we intend to make tax reporting on periodic installments scheduled to be received at regular intervals under a Partial Annuitization as annuity payments ONLY after a Contract's entire Contract Value has been applied to Annuity Payments, provided that such installments extend over a period of more than one full year from the time of the Full Annuitization. Due to the lack of guidance on whether this is the appropriate tax treatment for such payments, however, Owners should consult with a tax adviser on this issue.) After a Full Annuitization, a portion of each Annuity Payment may be treated as a partial return of your Purchase Payment and will not be taxed. The remaining portion of the payment will be treated as ordinary income. How the Annuity Payment is divided between taxable and non-taxable portions depends upon the period over which we expect to make the payments. Once we have paid out all of your Purchase Payment(s), the entire Annuity Payment is taxable as ordinary income.

Section 72 of the Code further provides that any amount received under an annuity contract, which is included in income, may be subject to a federal penalty tax. The amount of the federal penalty tax is equal to 10% of the amount that is included in income. Some distributions will be exempt from the federal penalty tax. There is an exception to this 10% federal penalty tax for amounts:
1)   paid on or after you reach age 59 1/2;
2)   paid after you die;
3) paid if you become totally disabled (as that term is defined in Section 72(m)(7) of the Code);
4) paid in a series of substantially equal payments made annually (or more frequently) under a lifetime annuity;
5)   paid as annuity payments under an immediate annuity; or
6)   that come from Purchase Payments made before August 14, 1982.


With respect to (4) above, if the series of substantially equal periodic payments is modified, as permitted by the Code, before the later of your attaining age 59 1/2 or the close of the five year period that began on the Income Date, then the tax for the year of the modification is increased by the 10% federal penalty tax, plus interest, for the tax years in which the exception was used. A partial withdrawal taken after a series of substantially equal periodic payments has begun may result in the modification of the series of substantially equal payments and therefore could result in the imposition of the 10% federal penalty tax and interest for the period as described above.


DISTRIBUTIONS - QUALIFIED CONTRACTS

Section 72 of the Code governs treatment of distributions from Qualified Contracts. Special rules may apply to withdrawals from certain types of Qualified Contracts, including Roth IRAs. You should consult with your qualified plan sponsor and tax adviser to determine how these rules affect the distribution of your benefits.


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Section 72(t) of the Code provides that any amount received under a Qualified
Contract, which is included in income, may be subject to a federal penalty tax. The amount of the federal penalty tax is equal to 10% of the amount that is included in income. Some distributions will be exempt from the federal penalty tax. There is an exception to this 10% federal penalty tax for:

1) distributions made on or after the date you (or the Annuitant as applicable) reach age 59 1/2;

2) distributions following your death or disability (or the Annuitant as applicable) (for this purpose disability is as defined in Section 72(m)(7) of the Code);


3) after separation from service, paid in a series of substantially equal payments made annually (or more frequently) under a lifetime annuity;

4) distributions made to you to the extent such distributions do not exceed the amount allowed as a deduction under Code Section 213 for amounts paid during the tax year for medical care;


5)  distributions made on account of an IRS levy upon the Qualified Contract;

6) distributions from an IRA for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for you (or the Annuitant as applicable) and his or her spouse and dependents if you have received unemployment compensation for at least 12 weeks (this exception will no longer apply after you have been re-employed for at least 60 days);

7) distributions from an IRA made to you, to the extent such distributions do not exceed your qualified higher education expenses (as defined in Section 72(t)(7) of the Code) for the tax year;

8) distributions from an IRA which are qualified first-time homebuyer distributions (as defined in Section 72(t)(8) of the Code);


9) distributions made to an alternate Payee pursuant to a qualified domestic relations order (does not apply to an IRA); and

10) a reservist called to active duty during the period between September 11, 2001 and December 31, 2007, for a period in excess of 179 days (or for an indefinite period), distributions from IRAs or amounts attributable to elective deferrals under a 401(k) plan made during such active period.

The exception stated in (3) above applies to an IRA without the requirement that there be a separation from service. With respect to (3) above, if the series of substantially equal periodic payments is modified as permitted by the Code, before the later of the Annuitant attaining age 59 1/2 or the close of the five year period that began on the Income Date, then the tax for the year of the modification is increased by the 10% federal penalty tax, plus interest for the tax years in which the exception was used. A partial withdrawal taken after a series of substantially equal periodic payments has begun may result in the modification of the series of substantially equal payments and therefore could result in the imposition of the 10% federal penalty tax and interest for the period as described above, unless another exception to the federal penalty tax applies. You should obtain competent tax advice before you take any partial withdrawals from your Contract.

Distributions from a Qualified Contract must commence no later than the required beginning date. For IRAs, the required beginning date is April 1 of the calendar year following the year in which you attain age 70 1/2. Under a qualified plan, the required beginning date is generally April 1 of the calendar year following the later of the calendar year in which you reach age 70 1/2 or retire. Generally, required minimum distributions must be made over a period not exceeding the life or life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated Beneficiary. If the required minimum distributions are not made, a 50% federal penalty tax is imposed as to the amount not distributed. It is unclear whether a partial withdrawal taken after an Income Date will have an adverse impact on the determination of required minimum distributions. If you are attempting to satisfy these rules through partial withdrawals, the present value of future benefits provided under the Contract may need to be included in calculating the amount required to be distributed. If you are receiving Annuity Payments or are age 70 1/2 or older, you should consult with a tax adviser before taking a partial withdrawal.


ASSIGNMENTS, PLEDGES AND GRATUITOUS TRANSFERS


Other than in the case of Qualified Contracts (which generally cannot be assigned or pledged), any assignment or pledge of (or agreement to assign or pledge) the Contract Value is treated for federal income tax purposes as a full withdrawal. The investment in the Contract is increased by the amount includible as income with respect to such amount or portion, though it is not affected by any other aspect of the assignment or pledge (including its release). If an Owner transfers a Contract without adequate consideration to a person other than the Owner's spouse (or to a former spouse incidental to



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divorce), the Owner will be taxed on the difference between his or her Contract
Value and the investment in the Contract at the time of transfer and for each subsequent year until the assignment is released. In such case, the transferee's investment in the Contract will be increased to reflect the increase in the transferor's income.

The transfer or assignment of ownership of the Contract, the designation of an Annuitant, the selection of certain Income Dates, or the exchange of the Contract may result in certain other tax consequences that are not discussed here. An Owner contemplating any such transfer, assignment, or exchange should consult a tax adviser as to the tax consequences.

DEATH BENEFITS

Any death benefits paid under the Contract are taxable to the recipient as ordinary income. The rules governing the taxation of payments from an annuity contract generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or as Annuity Payments. Estate taxes may also apply.

WITHHOLDING


Annuity distributions are generally subject to withholding for the recipient's federal income tax liability. Recipients can, however, generally elect not to have tax withheld from distributions unless they are subject to mandatory state withholding.


"Eligible rollover distributions" from qualified plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is any distribution to an employee (or employee's spouse or former spouse as Beneficiary or alternate Payee) from such a plan, except certain distributions such as distributions required by the Code, distributions in a specified annuity form, or hardship distributions. The 20% withholding does not apply, however, to nontaxable distributions or if the employee chooses a "direct rollover" from the Contract plan to a qualified plan, IRA, TSA or 403(b) plan, or to a governmental Section 457 plan that agrees to separately account for rollover contributions.

FEDERAL ESTATE TAXES

While no attempt is being made to discuss the federal estate tax implications of the Contract, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a Beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated Beneficiary or the actuarial value of the payments to be received by the Beneficiary. Consult an estate planning adviser for more information.

GENERATION-SKIPPING TRANSFER TAX

Under certain circumstances, the Code may impose a "generation-skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner. Regulations issued under the Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

FOREIGN TAX CREDITS

We may benefit from any foreign tax credits attributable to taxes paid by certain funds to foreign jurisdictions to the extent permitted under the federal tax law.

ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

The preceding discussion provides general information regarding federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state, and foreign taxation with respect to an annuity contract purchase.

In Revenue Ruling 2004-75, 2004-31 I.R.B. 109, the IRS announced that income received by residents of Puerto Rico under life insurance policies or annuity contracts issued by a Puerto Rico branch of a United States life insurance company is U.S.-source income that is generally subject to United States federal income tax.


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POSSIBLE TAX LAW CHANGES

Although the likelihood of legislative or regulatory changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation, regulation or otherwise. Consult a tax adviser with respect to legislative or regulatory developments and their effect on the Contract.

We have the right to modify the Contract in response to legislative or regulatory changes that could otherwise diminish the favorable tax treatment that annuity owners currently receive. We make no guarantee regarding the tax status of any contract and do not intend the above discussion as tax advice.

DIVERSIFICATION

The Code provides that the underlying investments for a Non-Qualified variable annuity must satisfy certain diversification requirements in order to be treated as an annuity contract. We believe that the Investment Options are being managed so as to comply with the requirements.

In some circumstances, owners of variable annuities who retain excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. Although published guidance in this area does not address certain aspects of the policies, we believe that the Owner should not be treated as the owner of the Separate Account assets. We reserve the right to modify the Contract to bring it into conformity with applicable standards should such modification be necessary to prevent Owners from being treated as the owners of the underlying Separate Account assets.

REQUIRED DISTRIBUTIONS

Section 72(s) of the Code requires that, to be treated as an annuity contract for federal income tax purposes, a Non-Qualified Contract must contain certain provisions specifying how amounts will be distributed in the event of the death of an Owner of the Contract. Specifically, Section 72(s) requires that: (a) if any Owner dies on or after you take a Full Annuitization, but before the time the entire interest in the Contract has been distributed, the entire interest in the Contract must be distributed at least as rapidly as under the method of distribution being used as of the date of the Owner's death; and (b) if any Owner dies before you take a Full Annuitization, the entire interest in the Contract must be distributed within five years after the date of the Owner's death. These requirements will be considered satisfied as to any portion of an Owner's interest that is payable to or for the benefit of a designated Beneficiary and that is distributed over the life of such designated Beneficiary, or over a period not extending beyond the life expectancy of that Beneficiary, provided that such distributions begin within one year of the Owner's death. The designated Beneficiary refers to an individual designated by the Owner as a Beneficiary and to whom ownership of the Contract passes by reason of death. However, if the designated Beneficiary is the surviving spouse of the deceased Owner, the Contract may be continued with the surviving spouse as the new Owner.

Non-Qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. When such requirements are clarified by regulation or otherwise, we intend to review such provisions and modify them, as necessary, to assure that they comply with the applicable requirements.

Other rules may apply to Qualified Contracts.


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8. ACCESS TO YOUR MONEY

The money in the Contract is available under the following circumstances:
o    by taking a withdrawal (including GPWB Payments);
o    by receiving Annuity Payments; or
o    when we pay a death benefit.

You can only take withdrawals during the Accumulation Phase. When you make a withdrawal request, we will process the request based on the Accumulation Unit values next determined after receipt of the request at our Service Center. The Accumulation Unit values are normally determined at the end of each Business Day. Any withdrawal request received at or after the end of the current Business Day will receive the next Business Day's Accumulation Unit values.


When you take a full withdrawal, we will process the withdrawal:
o based upon the number of Accumulation Units held by the Contract on that Business Day and valued at the next available daily price established after receipt in good order of the withdrawal request at our Service Center,
o    less any applicable withdrawal charge,
o less any deductions we make to reimburse ourselves for premium tax that we pay, and
o    less any contract maintenance charge.


See the Fee Tables and section 6, Expenses for a discussion of the charges.

Any partial withdrawal must be for at least $500.* The Contract Value after a partial withdrawal must be at least $2,000.* WE RESERVE THE RIGHT TO TREAT A REQUEST FOR A PARTIAL WITHDRAWAL THAT WOULD REDUCE THE CONTRACT VALUE BELOW THIS MINIMUM AS A REQUEST FOR A FULL WITHDRAWAL OF THE CONTRACT. Unless you instruct us otherwise, we will deduct any partial withdrawal (including any withdrawal charge) proportionately from the Investment Choices.

* These limitations do not apply to GPWB Payments.

We will pay the amount of any withdrawal from the Investment Options within seven days of when we receive your request in good order, unless the suspension of payments or transfers provision is in effect (see the "Suspension of Payments or Transfers" discussion later in this section).


Upon withdrawal, we assess the withdrawal charge against the Withdrawal Charge Basis. Withdrawals that are subject to a withdrawal charge will reduce the Withdrawal Charge Basis, but the following penalty-free withdrawals do not reduce the Withdrawal Charge Basis: GPWB Payments, withdrawals under the waiver of withdrawal charge benefit, and any amounts paid as part of a required minimum distribution. We also do not adjust the Withdrawal Charge Basis for any current withdrawal charges or any gains or losses on your Investment Options. For more information, please see section 6, Expenses - Withdrawal Charge and the examples in Appendix E.


ORDINARY INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO ANY WITHDRAWAL YOU TAKE.

PARTIAL WITHDRAWAL PRIVILEGE


The partial withdrawal privilege for each Contract Year after the first is equal to 15% of your Contract Value as of the immediately preceding Contract Anniversary, less any previous withdrawals taken during the Contract Year that were not subject to a withdrawal charge. We will not deduct a withdrawal charge from amounts withdrawn under the partial withdrawal privilege. Any unused partial withdrawal privilege in one Contract Year does not carry over to the next Contract Year. THERE IS NO PARTIAL WITHDRAWAL PRIVILEGE DURING THE FIRST CONTRACT YEAR, AFTER YOU EXERCISE THE GPWB (IF APPLICABLE) OR DURING THE ANNUITY PHASE. HOWEVER, IF YOU EXERCISE THE GPWB (IF APPLICABLE) YOU CAN STILL TAKE GPWB PAYMENTS WITHOUT A WITHDRAWAL CHARGE. IF YOU PARTICIPATE IN THE SYSTEMATIC WITHDRAWAL PROGRAM, THE PARTIAL WITHDRAWAL PRIVILEGE WILL NO LONGER BE AVAILABLE TO YOU.


If you take a withdrawal of more than the partial withdrawal privilege, the excess amount will be subject to the withdrawal charge and it will reduce the Withdrawal Charge Basis. If you take a full withdrawal, we will assess the withdrawal charge with no reduction for the partial withdrawal privilege. Amounts withdrawn under the partial withdrawal privilege do not reduce the Withdrawal Charge Basis. The partial withdrawal privilege may also be referred to as the free surrender amount.


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The minimum distribution program allows you to take withdrawals without the deduction of the withdrawal charge under certain circumstances. For more information, see "The Minimum Distribution Program and Required Minimum Distribution (RMD) Payments" discussion later in this section.

WAIVER OF WITHDRAWAL CHARGE BENEFITS

Under certain circumstances, after the first Contract Year, we will permit you to take money out of the Contract without deducting a withdrawal charge if any Owner becomes totally disabled for a period of at least 90 consecutive days. We require proof of the total disability in a form satisfactory to us, including certification of the total disability by a licensed physician before we will waive the withdrawal charge. This waiver will not apply if the total disability existed on the Issue Date. If the Contract is owned by a non-individual, we will base this benefit on the Annuitant. Amounts withdrawn under this benefit do not reduce the Withdrawal Charge Basis.

GUARANTEED PARTIAL WITHDRAWAL BENEFITS (GPWBS)

The GPWBs are only available as part of the optional GBPs.

The Traditional GBP consists of:
o   the Traditional GMIB, and
o   the Traditional GPWB.

The Enhanced GBP consists of:
o   the Enhanced GMIB, and
o   the Enhanced GPWB.

The GPWBs are not available separately from the GMIBs.

The GBPs provide a guaranteed minimum fixed income stream and are designed for Owners who want flexibility in the way they access income and can wait at least ten years before taking income.


All GBPs carry an additional M&E charge. We calculate the additional M&E charge based on the average daily assets in each subaccount. The additional M&E charge for the GBPs will reduce the performance of your selected Investment Options, and in the long term may provide less Contract Value to you than would otherwise be available from the same Contract without a GBP. THE GBPS DO NOT CREATE CONTRACT VALUE OR GUARANTEE THE PERFORMANCE OF ANY INVESTMENT OPTION.

You select a GBP on your application at Contract issue, and you can only select one GBP. The Enhanced GBP is available only if the older Owner is age 76 or younger on the Issue Date (or the Annuitant is age 76 or younger if the Contract is owned by a non-individual). The Enhanced GBP may not be appropriate for Owners who are nearing age 65 because the benefit values are limited after age
80. AFTER THE ISSUE DATE, A GBP CANNOT BE ADDED TO, CHANGED, OR REMOVED FROM YOUR CONTRACT. IF YOU SELECT A GBP, THE GENERAL ACCOUNT INVESTMENT CHOICES ARE NOT AVAILABLE TO YOU.


We designed the GBPs to give you options on how to turn your accumulated retirement assets into a stream of retirement income. The GMIBs provide a guaranteed minimum fixed income in the form of Annuity Payments (GMIB Payments). Depending on the Annuity Option you select, the GMIB can provide guaranteed lifetime income, but if the Annuitant(s) die shortly after the Income Date, the Payee may receive less than your investment in the Contract. The GPWBs provide a guaranteed minimum amount of level income in the form of annual partial withdrawals (GPWB Payments). However, GPWB Payments are not guaranteed for life and you could outlive your payment stream. You must wait ten complete Contract Years before you can exercise a GMIB or GPWB and they can only be exercised within 30 days after a Contract Anniversary.

BECAUSE THE GBPS CARRY A HIGHER CONTRACT EXPENSE, THEY MAY NOT BE APPROPRIATE IF
YOU:
o    DO NOT INTEND TO EXERCISE EITHER THE GMIB OR GPWB,
o    DO NOT INTEND TO HOLD THE CONTRACT FOR THE ENTIRE TEN YEAR WAITING PERIOD,
     OR
o INTEND TO TAKE A FULL ANNUITIZATION BEFORE THE END OF THE TEN YEAR WAITING PERIOD.

IF YOUR CONTRACT INCLUDES A GBP AND YOU DO NOT EXERCISE EITHER THE GMIB OR GPWB, YOU WILL HAVE INCURRED HIGHER CONTRACT EXPENSES WITHOUT RECEIVING ANY ADVANTAGE FROM THE GBP.


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48
The Contract offers a choice of two GBPs: the Traditional GBP where the GPWB value is total Purchase Payments adjusted for partial withdrawals and Partial Annuitizations, or the Enhanced GBP where the GPWB value is either the MAV, or the 5% AIA. THE GPWB VALUE UNDER THE ENHANCED GBP WILL NEVER BE LESS THAN THE GPWB VALUE UNDER THE TRADITIONAL GBP, BUT THEY MAY BE EQUAL. YOU CAN ONLY ACCESS THE GPWB VALUE BY EXERCISING THE GPWB.


BE SURE TO DISCUSS WITH YOUR REGISTERED REPRESENTATIVE WHETHER OR NOT A GBP IS APPROPRIATE FOR YOUR SITUATION.


You can only exercise a GPWB within 30 days after a Contract Anniversary beginning with the tenth Contract Anniversary. You cannot exercise a GPWB before the tenth Contract Anniversary.

IF YOU EXERCISE THE GPWB:
o   The GMIB will terminate.
o You can no longer make additional Purchase Payments to the Contract and the automatic investment plan (AIP) will no longer be available to you. If you are participating in the AIP, your participation will stop.
o   Partial Annuitizations are no longer available.
o The additional M&E charge for the GBP will continue until the GPWB terminates.
o If you have the Enhanced GMDB, the additional M&E charge for the Enhanced GMDB will continue as long as the Enhanced GMDB value is greater than zero.
o The partial withdrawal privilege will no longer be available to you. However, GPWB Payments are not subject to a withdrawal charge.
o The systematic withdrawal and minimum distribution programs will no longer be available to you and if you are participating in these programs, your participation will stop.
o Your Contract Value will fluctuate as a result of market performance, and it will decrease on a dollar for dollar basis with each GPWB Payment and any Excess Withdrawals.
o   The GMDB and GPWB values will no longer increase.
o Each GPWB Payment will reduce the GMDB value on a dollar for dollar basis and any Excess Withdrawals will reduce the GMDB value proportionately by the percentage of Contract Value withdrawn.
o Each GPWB Payment will reduce the GPWB value on a dollar for dollar basis and any Excess Withdrawals will reduce the GPWB value proportionately by the percentage of Contract Value withdrawn.
o GPWB Payments will not reduce the Withdrawal Charge Basis, but any Excess Withdrawals will reduce the Withdrawal Charge Basis, as set out in section 6, Expenses - Withdrawal Charge.

In order to begin receiving GPWB Payments, you must submit a GPWB Payment election form to our Service Center after the expiration of the ten-year waiting period and within 30 days following a Contract Anniversary. GPWB Payments will not begin until your request has been received at the Service Center and determined to be in good order. We will make annual GPWB Payments to you no later than 45 days after your Contract Anniversary or the next Business Day if the 45th day is not a Business Day.


ONCE YOU EXERCISE THE GPWB, YOU CANNOT CANCEL IT. However, you can terminate the GPWB by electing to stop GPWB Payments and instead do one of the following.
o Take an Excess Withdrawal of the entire Contract Value, less any withdrawal charges and any deduction we make to reimburse ourselves for premium tax that we pay (available at anytime).
o Request Traditional Annuity Payments under a Full Annuitization based on the entire Contract Value, less any deduction we make to reimburse ourselves for premium tax that we pay (available at anytime).
o Request Annuity Payments under a Full Annuitization based on the remaining GPWB value (only available within 30 days after a Contract Anniversary and before we make the next GPWB Payment). Annuity Payments based on the remaining GPWB value are subject to all the restrictions associated with GMIB Payments discussed in section 2, The Annuity Phase - Guaranteed Minimum Income Benefits (GMIBs), such as payments can only be made on a fixed basis and the duration of any period certain Annuity Option must be at least ten years. In addition, Annuity Payments based on the 5% AIA are subject to the restrictions associated with GMIB Payments based on the 7% AIA.


If you take an Excess Withdrawal of the entire Contract Value, the Contract will terminate and you may receive less money than you would have received under the GPWB. If you request fixed Traditional Annuity Payments, the GPWB endorsement will terminate and we will no longer assess the Separate Account annual expense on that portion of the


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Contract. If you request variable Traditional Annuity Payments, the GPWB endorsement will terminate and we will reduce the Separate Account annual expense to 1.65% for that portion of the Contract. If you request Annuity Payments based on the remaining GPWB value, we will no longer assess the Separate Account annual expense on that portion of the Contract and that portion of the Contract you applied to Annuity Payments will terminate as indicated in section 2, The Annuity Phase.

Although you can terminate the GPWB, you cannot terminate the GMIB. If you do elect to stop GPWB Payments:
o    the Accumulation Phase of the Contract will end,
o    the GMDB endorsement will terminate,
o if you take an Excess Withdrawal or request Traditional Annuity Payments, the GPWB will terminate, and
o if you request Annuity Payments, that portion of the Contract will terminate as indicated in Section 2, The Annuity

    Phase.


IF YOU DO NOT ELECT TO STOP GPWB PAYMENTS, THE GPWB WILL TERMINATE UPON THE EARLIEST OF THE FOLLOWING.
o    The Business Day you take an Excess Withdrawal of the entire Contract
     Value.
o    The Business Day that the GPWB value and Contract Value are both zero.
o The Business Day before the Income Date that you take a Full Annuitization, INCLUDING A REQUIRED FULL ANNUITIZATION ON THE MAXIMUM PERMITTED INCOME DATE. For more information, see section 2, The Annuity Phase.
o    Contract termination.
o The death of any Owner (unless the deceased Owner's spouse continues the Contract as the new Owner).


GPWB PAYMENTS

Before you exercise the Traditional GPWB, your Traditional GPWB value is equal to the Traditional GMIB value. Before you exercise the Enhanced GPWB, your Enhanced GPWB value is equal to either the 5% AIA or the MAV. The 5% AIA is calculated in the same manner as the 7% AIA that is available under the Enhanced GMIB, except that on each Contract Anniversary before the older Owner's 81st birthday, we apply a 5% increase instead of a 7% increase. The 5% AIA is subject to the same maximum limit as the 7% AIA. The MAV under the Enhanced GPWB is calculated in exactly the same manner as the MAV that is available under the Enhanced GMIB.

For more details on how the GMIB values are calculated, please see the discussions of the "Traditional GMIB Value" and the "Enhanced GMIB Value" in
section 2, The Annuity Phase - Guaranteed Minimum Income Benefits (GMIBs) and Appendix C.

If you have the Enhanced GPWB, you can choose whether your Enhanced GPWB value is equal to the 5% AIA or the MAV. Although the 5% AIA may be the greater amount, it may also be more limited because you can only request a maximum of 5% of GPWB value per year as the GPWB Payment percentage, but you can request up to 10% of the GPWB value per year under the MAV.

If you exercise the GPWB, we will make GPWB Payments based on the percentage of the initial GPWB value you select, subject to the maximum allowable payment. The maximum allowable GPWB Payment an Owner can elect to receive is:
o    10% of the GPWB value per year under the Traditional GBP,
o 10% of the GPWB value per year under the Enhanced GBP if the MAV applies, or
o    5% of the GPWB value per year under the Enhanced GBP if the 5% AIA applies.

ONCE YOU CHOOSE THE PERCENTAGE OF GPWB VALUE YOU WANT TO RECEIVE, YOU CANNOT CHANGE IT. Therefore, under a Qualified Contract that is subject to a minimum distribution requirement, once you select your GPWB Payment percentage, you will not be able to adjust your GPWB Payment to meet your required minimum distribution needs.

Although GPWB Payments are partial withdrawals, they are not subject to the withdrawal charge. However, withdrawal charges may apply to any Excess Withdrawals you take in the first seven years after you exercise the GPWB.* In addition, if you take an Excess Withdrawal, the amount withdrawn will reduce:
o    the Withdrawal Charge Basis,
o    the Contract Value,
o the GPWB value (which determines the amount available for future GPWB Payments and/or Annuity Payments), and
o    the GMDB value.

* Amounts paid as part of a required minimum distribution are never subject to a withdrawal charge.


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Excess Withdrawals will not affect the GPWB Payment amount or frequency, but they may decrease the time over which you will receive GPWB Payments. If you take no Excess Withdrawals while the GPWB is in effect, we would pay the GPWB value to you:
o within ten years if you are eligible for and elect to receive the 10% maximum allowable payment each year.
o within 20 years if you elect to receive the 5% maximum allowable payment each year that is available with the 5% AIA under the Enhanced GBP.

We will deduct each GPWB Payment proportionately from your Investment Options. We will continue to allocate your Contract Value among the Investment Options according to your instructions while the GPWB is in effect. You can also continue to make transfers between the Investment Options (subject to certain restrictions set out in section 4, Investment Options - Transfers) while the GPWB is in effect.

You can continue to receive GPWB Payments until the GPWB value is exhausted, even if you have no remaining Contract Value. If you do not elect to stop your GPWB Payments and there is Contract Value remaining after we make the last GPWB Payment, we will pay you the Contract Value if it is less than $2,000 (less any withdrawal charges and any deduction we make to reimburse ourselves for premium tax that we pay) and your Contract will terminate. However, if your remaining Contract Value after the last GPWB Payment is at least $2,000 you can instead elect to:
o    continue the Contract, or
o annuitize the remaining Contract Value (less any deduction we make to reimburse ourselves for premium tax that we pay).

If you elect to continue or annuitize the Contract, we will no longer assess the additional M&E charge associated with the GBP.

We will send you notice at least 30 days before the last GPWB Payment date to ask for your instructions. If we do not receive any instructions by the date we make the last GPWB Payment, we will continue your Contract if your remaining Contract Value is at least $2,000. If the remaining Contract Value is less than $2,000, we will pay you that amount (less any withdrawal charge and any deduction we make to reimburse ourselves for premium tax that we pay) in a lump sum and your Contract will terminate.


NOTE: YOU WILL BE REQUIRED TO TAKE A FULL ANNUITIZATION OF YOUR CONTRACT ON OR BEFORE THE MAXIMUM PERMITTED INCOME DATE. (For more information see section 2, The Annuity Phase.) Upon such a Full Annuitization the Guaranteed Partial Withdrawal Benefit will no longer be available to you and any GPWB Payments you were receiving will stop.


TAXATION OF GPWB PAYMENTS

GPWB Payments are withdrawals and will be treated as such for tax purposes. This means that for Non-Qualified Contracts, Contract gains from the entire Contract are considered to be distributed first and are subject to income tax. Purchase Payments are distributed after gains have been paid out and are generally considered to be a return of your investment and are not subject to income tax. For Qualified Contracts, the entire GPWB Payment will most likely be subject to income tax. In addition, GPWB Payments may be subject to premium taxes and, if any Owner is younger than age 59 1/2, may also be subject to a 10% federal penalty tax, but GPWB Payments are not subject to a withdrawal charge.

SYSTEMATIC WITHDRAWAL PROGRAM

If your Contract Value is at least $25,000, the systematic withdrawal program provides automatic monthly or quarterly payments to you. The minimum amount you can withdraw under this program is $500. You may withdraw any amount you want under this program if your Purchase Payments are no longer subject to the withdrawal charge. The total systematic withdrawals that you can make each Contract Year without incurring a withdrawal charge is limited to 15% of your Contract Value determined as of the Business Day before we receive your request. However, if you take any additional withdrawals in excess of the allowed systematic withdrawals in a Contract Year, those withdrawals will be subject to any applicable withdrawal charge. If you take withdrawals under this program, you may not also use the partial withdrawal privilege. For more information, see section 6, Expenses - Withdrawal Charge and the "Partial Withdrawal Privilege" discussion that appears earlier in this section.

All systematic withdrawals will be made on the ninth day of the month or the previous Business Day if the ninth is not a Business Day. You will not be charged additional fees for participating in or terminating from this program.


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ORDINARY INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO
SYSTEMATIC WITHDRAWALS. YOU CANNOT PARTICIPATE IN THE SYSTEMATIC WITHDRAWAL PROGRAM AND THE MINIMUM DISTRIBUTION PROGRAM AT THE SAME TIME. YOU CANNOT EXERCISE THE GPWB AND PARTICIPATE IN THE SYSTEMATIC WITHDRAWAL PROGRAM AT THE SAME TIME. YOU ALSO CANNOT PARTICIPATE IN THE SYSTEMATIC WITHDRAWAL PROGRAM AND EXERCISE THE PARTIAL WITHDRAWAL PRIVILEGE AT THE SAME TIME.

THE MINIMUM DISTRIBUTION PROGRAM AND REQUIRED MINIMUM DISTRIBUTION (RMD)
PAYMENTS


If you own a Qualified Contract, you may participate in the minimum distribution program during the Accumulation Phase of the Contract. Under this program, we will make payments to you from your Contract that are designed to meet the applicable minimum distribution requirements imposed by the Code for this Qualified Contract. We can make payments to you on a monthly, quarterly, or annual basis. However, we will only make annual payments if your Contract Value is less than $25,000. RMD payments from this Contract will not be subject to a withdrawal charge, and will not reduce the Withdrawal Charge Basis. However, they will count against your partial withdrawal privilege. You cannot aggregate RMD payments between this Contract and other qualified contracts that you own. Any RMD payments from this Contract that exceed the RMD amount calculated for this Contract will be subject to any applicable withdrawal charge. If you take any additional withdrawals while you are receiving RMD payments, and the annual total withdrawn exceeds the partial withdrawal privilege, the amount of that excess that is attributable to the additional withdrawals will be subject to any applicable withdrawal charge.


This Contract offers a choice of GMDBs and optional GBPs. All GBPs include a GMIB and GPWB. These benefits may have limited usefulness if you purchase a Qualified Contract that is subject to a RMD. If your Contract includes a GBP and you do not exercise the GMIB on or before the date RMD payments must begin under a qualified plan, the Owner or Beneficiary may not be able to exercise the GMIB due to the restrictions imposed by the minimum distribution requirements. You should consider whether the GMIB is appropriate for your situation if you plan to exercise the GMIB after your RMD beginning date. You also cannot participate in the minimum distribution program available under this Contract if you elect to receive GPWB Payments. In addition, once you choose your GPWB Payment percentage, you cannot change it. Therefore, you will not be able to adjust your GPWB Payment to meet your RMD needs if you elect to receive GPWB Payments. In addition, RMD payments will reduce your GMDB, GMIB and GPWB values.


YOU CANNOT PARTICIPATE IN THE SYSTEMATIC WITHDRAWAL AND THE MINIMUM DISTRIBUTION PROGRAMS AT THE SAME TIME. YOU ALSO CANNOT EXERCISE THE GPWB AND PARTICIPATE IN THE MINIMUM DISTRIBUTION PROGRAM AT THE SAME TIME. WE ENCOURAGE PROSPECTIVE OWNERS WHO ARE CONSIDERING PURCHASING QUALIFIED CONTRACTS THAT ARE SUBJECT TO RMD PAYMENTS TO CONSULT A TAX ADVISER REGARDING THESE BENEFITS.


INHERITED IRA CONTRACTS. If you (the Owner) were the spouse of the deceased owner of the previous tax-qualified investment, and your spouse had not yet reached the date at which he/she was required to begin receiving required minimum distribution (RMD) payments, then you can elect to wait to begin receiving RMD payments until the year that your spouse would have reached age 70 1/2. Alternatively, if the deceased owner of the previous tax-qualified investment had already reached the date at which he/she was required to begin receiving RMD payments, you can begin RMD payments based on your single life expectancy in the year following the deceased owner's death, or (if longer) the deceased previous owner's life expectancy in the year of his/her death reduced by one. You must begin to receive these RMD payments by December 31 of the year following the year of the deceased previous owner's death.

SUSPENSION OF PAYMENTS OR TRANSFERS

We may be required to suspend or postpone payments for withdrawals (including GPWB Payments if available) or transfers for any period when:
o the New York Stock Exchange is closed (other than customary weekend and holiday closings);
o    trading on the New York Stock Exchange is restricted;
o an emergency (as determined by the SEC) exists as a result of which disposal of the Investment Option shares is not reasonably practicable or we cannot reasonably value the Investment Option shares; or
o during any other period when the SEC, by order, so permits for the protection of Owners.

We reserve the right to defer payment for a withdrawal or transfer from any general account Investment Choice for the period permitted by law, but not for more than six months.

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9. ILLUSTRATIONS

In order to help you understand how your Contract Values vary over time and under different sets of assumptions, we may provide you with certain personalized illustrations upon request and free of charge. These illustrations may provide hypothetical depictions of either the Accumulation Phase or the Annuity Phase. You can request an illustration free of charge by contacting your registered representative.

--------------------------------------------------------------------------------
10. DEATH BENEFIT

At Contract issue, you may be able to select one of two death benefit options. If you do not make a selection, the Traditional GMDB will apply to your Contract. THE DEATH BENEFIT IS ONLY AVAILABLE DURING THE ACCUMULATION PHASE OF THE CONTRACT.


The Enhanced GMDB is available at Contract issue for an additional M&E charge if all Owners are age 76 or younger on the Issue Date (or the Annuitant is age 76 or younger if the Contract is owned by a non-individual). The Enhanced GMDB does not provide any additional benefit before the first Contract Anniversary and the benefit values are limited after age 81. As a result, any Owner who is nearing age 65 should determine if selecting the Enhanced GMDB (which has an additional cost) is appropriate for their situation.


THE DEATH BENEFIT PROVIDED BY THE ENHANCED GMDB WILL NEVER BE LESS THAN THE DEATH BENEFIT PROVIDED BY THE TRADITIONAL GMDB, BUT THEY MAY BE EQUAL.


YOU CAN ONLY SELECT ONE DEATH BENEFIT AT CONTRACT ISSUE. ONCE YOU SELECT A DEATH BENEFIT, YOU CANNOT CHANGE OR CANCEL IT. BE SURE TO DISCUSS WITH YOUR REGISTERED REPRESENTATIVE WHETHER YOUR SELECTED DEATH BENEFIT IS APPROPRIATE FOR YOUR SITUATION.


The use of the term "you" in this section refers to the Annuitant if the Contract is owned by a non-individual; otherwise it refers to the Owner.

We will process the death benefit based on the Accumulation Unit values next determined after receipt in good order at our Service Center of both due proof of death and an election of the death benefit payment option. WE CONSIDER DUE PROOF OF DEATH TO BE ANY OF THE FOLLOWING: a copy of the certified death certificate, a decree of court of competent jurisdiction as to the finding of death, or any other proof that we consider to be satisfactory. The Accumulation Unit values are normally determined at the end of each Business Day and due proof of death and an election of the death benefit payment option received at or after the end of the current Business Day will receive the next Business Day's Accumulation Unit values.

Any part of the death benefit amount that had been invested in the Investment Options remains in the Investment Options until distribution begins. From the time the death benefit is determined until we make a complete distribution, any amount in the Investment Options will continue to be subject to investment risk that will be borne by the recipient.

TRADITIONAL GUARANTEED MINIMUM DEATH BENEFIT (TRADITIONAL GMDB)


If the Traditional GMDB applies, the amount of the death benefit will be the greater of 1 or 2, less any deduction we make to reimburse ourselves for premium tax that we pay.
1. The Contract Value, determined as of the end of the Business Day during which we receive in good order at our Service Center both due proof of death and an election of the death benefit payment option.
2. The Traditional GMDB value, which is the total of all Purchase Payments received before you exercise the GPWB (if applicable), reduced proportionately by the percentage of Contract Value applied to a traditional Partial Annuitization or withdrawn (including any withdrawal charge) for each traditional annuitization and/or withdrawal taken before you exercise the GPWB (if applicable).


ANY WITHDRAWALS TAKEN BEFORE YOU EXERCISE THE GPWB, EXCESS WITHDRAWALS, AND/OR AMOUNTS APPLIED TO TRADITIONAL PARTIAL ANNUITIZATIONS MAY REDUCE THE TRADITIONAL GMDB VALUE BY MORE THAN THE AMOUNT WITHDRAWN AND/OR ANNUITIZED. If the Contract Value at the time of withdrawal and/or annuitization is less than the Traditional GMDB value, we will deduct more than the amount withdrawn and/or annuitized from the Traditional GMDB value.


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ENHANCED GUARANTEED MINIMUM DEATH BENEFIT (ENHANCED GMDB)


If the Enhanced GMDB applies, the amount of the death benefit will be the greater of 1 or 2, less any deduction we make to reimburse ourselves for premium tax that we pay.
1. The Contract Value, determined as of the end of the Business Day during which we receive in good order at our Service Center both due proof of death and an election of the death benefit payment option.
2. The Enhanced GMDB value, which is the Maximum Anniversary Value (MAV). We determine the MAV as of the end of the Business Day during which we receive in good order at our Service Center both due proof of death and an election of the death benefit payment option.


MAXIMUM ANNIVERSARY VALUE (MAV)

We only calculate the MAV until the date of any Owner's death.

The MAV on the Issue Date is equal to your initial Purchase Payment received on the Issue Date.

On each Business Day other than a Contract Anniversary and before the exercise of the GPWB (if applicable), the MAV is equal to:
o    its value on the immediately preceding Business Day,
o    plus any additional Purchase Payments received that day,
o reduced proportionately by the percentage of Contract Value applied to a traditional Partial Annuitization or withdrawn that day (including any withdrawal charge).


On each Contract Anniversary before the older Owner's 81st birthday (or the Annuitant's 81st birthday if the Contract is owned by a non-individual) and before the exercise of the GPWB (if applicable), the MAV is equal to the greater of its value on the immediately preceding Business Day, or the Contract Value that occurs on that Contract Anniversary before we process any transactions. We then process any transactions received on that Contract Anniversary (such as additional Purchase Payments, withdrawals and Partial Annuitizations) in the same way that we do on each Business Day other than a Contract Anniversary.

Beginning with the Contract Anniversary that occurs on or after the older Owner's 81st birthday (or the Annuitant's 81st birthday if the Contract is owned by a non-individual) and before the exercise of the GPWB (if applicable), we calculate the MAV in the same way that we do on each Business Day other than a Contract Anniversary.


ANY WITHDRAWALS TAKEN BEFORE YOU EXERCISE THE GPWB AND/OR AMOUNTS APPLIED TO TRADITIONAL PARTIAL ANNUITIZATIONS MAY REDUCE THE MAV BY MORE THAN THE AMOUNT WITHDRAWN AND/OR ANNUITIZED. If the Contract Value at the time of withdrawal and/or annuitization is less than the MAV, we will deduct more than the amount withdrawn and/or annuitized from the MAV.

NOTE FOR CONTRACTS WITH A GUARANTEED BENEFIT PACKAGE: If you exercise the GPWB, then on and after the exercise date:
o the Traditional GMDB value, or Enhanced GMDB value that applies to your Contract will stop increasing and each GPWB Payment we make and any Excess Withdrawals you take will reduce the GMDB Value proportionately by the percentage of Contract Value withdrawn (including any withdrawal charge);
o the death benefit that is equal to your Contract Value will continue to fluctuate with market performance, but it will decrease on a dollar-for-dollar basis with each GPWB Payment we make and any Excess Withdrawals you take (including any withdrawal charge); and
o the increased M&E charge associated with the Enhanced GMDB (if applicable) will continue as long as the Enhanced GMDB value is greater than zero.

Please see Appendix D for examples of calculations of the death benefit.

TERMINATION OF THE DEATH BENEFIT


THE GMDB THAT APPLIES TO YOUR CONTRACT WILL TERMINATE UPON THE EARLIEST OF THE FOLLOWING.
o The Business Day before the Income Date that you take a Full Annuitization, INCLUDING A REQUIRED FULL ANNUITIZATION ON THE MAXIMUM PERMITTED INCOME DATE (for more information, see section 2, The Annuity Phase).
o    The Business Day that the GMDB value and Contract Value are both zero.
o    Contract termination.



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DEATH OF THE OWNER UNDER INHERITED IRA CONTRACTS

Upon the death of the Owner under an Inherited IRA Contract, the Beneficiary can either:


o continue to receive the required minimum distribution payments based on the remaining life expectancy of the deceased Owner and the Contract Value (less any deduction we make to reimburse ourselves for premium taxes that we pay) as of the Business Day we receive in good order at our Service Center both due proof of death and the appropriately completed election form; or

o receive a lump sum payment based on the Contract Value (less any deduction we make to reimburse ourselves for premium taxes that we pay) as of the Business Day we receive in good order at our Service Center both due proof of death and the appropriately completed election form.


DEATH OF THE OWNER AND/OR ANNUITANT UNDER ALL OTHER CONTRACTS

The following tables are intended to help you better understand what happens upon the death of any Owner and/or Annuitant under the different portions of the Contract. FOR QUALIFIED CONTRACTS, THERE CAN BE ONLY ONE OWNER AND THE OWNER MUST BE THE ANNUITANT, UNLESS THE CONTRACT IS A QUALIFIED CONTRACT OWNED BY A QUALIFIED PLAN OR IS PART OF A CUSTODIAL ARRANGEMENT. PARTIAL ANNUITIZATIONS ARE NOT AVAILABLE TO JOINT OWNERS. IF YOU TAKE A PARTIAL ANNUITIZATION, THERE CAN BE ONLY ONE OWNER; THE OWNER MUST BE THE ANNUITANT, AND WE WILL NOT ALLOW THE OWNER TO ADD A JOINT ANNUITANT. DESIGNATING DIFFERENT PERSONS AS OWNER(S) AND ANNUITANT(S) CAN HAVE AN IMPORTANT IMPACT ON WHETHER A DEATH BENEFIT IS PAID, AND ON WHO WOULD RECEIVE IT. USE CARE WHEN DESIGNATING OWNERS AND ANNUITANTS, AND CONSULT YOUR REGISTERED REPRESENTATIVE IF YOU HAVE QUESTIONS.

                         UPON THE DEATH OF A SOLE OWNER

   ACTION UNDER THE PORTION OF THE CONTRACT THAT IS IN THE ACCUMULATION PHASE
--------------------------------------------------------------------------------
o We will pay a death benefit to the Beneficiary.* For a description of the payout options, see the "Death Benefit Payment Options" discussion later in this section.

o If the GPWB was in effect, it will terminate unless the deceased Owner's spouse continues the Contract.

      ACTION UNDER ANY PORTION OF THE CONTRACT APPLIED TO ANNUITY PAYMENTS

--------------------------------------------------------------------------------
o   The Beneficiary becomes the Owner.

o If the deceased was not an Annuitant, Annuity Payments to the Payee will continue. No death benefit is payable.

o If the deceased was the only surviving Annuitant, Annuity Payments to the Payee will continue until that portion of the Contract terminates and will be paid at least as rapidly as they were being paid at the Annuitant's death. For more information on when any portion of the Contract applied to Annuity Payments terminates, see the discussion of "Traditional Annuity Payments" and "Guaranteed Minimum Income Benefit (GMIB)" in section 2, The Annuity Phase. No death benefit is payable under Annuity Options 1 through 4, or Annuity Option 6. However, there may be a lump sum refund due to the Payee under Annuity Option 5. For more information, see section 2, The Annuity Phase - Annuity Options.

o If the deceased was an Annuitant and there is a surviving joint Annuitant, Annuity Payments to the Payee will continue during the lifetime of the surviving joint Annuitant. No death benefit is payable.


* If the Beneficiary is the spouse of the deceased Owner, the spouse/Beneficiary may be able to continue the Contract instead of receiving a death benefit payout. If the Contract continues, we will increase the Contract Value to equal the death benefit if that amount is greater than the Contract Value as of the Business Day we receive in good order at our Service Center both due proof of death and an election of the death benefit payment option on the death claim form.



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                         UPON THE DEATH OF A JOINT OWNER

       (NOTE: WE DO NOT ALLOW JOINT OWNERS TO TAKE PARTIAL ANNUITIZATIONS) ACTION UNDER THE PORTION OF THE CONTRACT THAT IS IN THE ACCUMULATION PHASE
--------------------------------------------------------------------------------
o The surviving Joint Owner is the sole primary Beneficiary. If the Joint Owners were spouses there may also be contingent Beneficiaries.

o We will pay a death benefit to the surviving Joint Owner.* For a description of the payout options available, see the "Death Benefit Payment Options" discussion later in this section.

o If the GPWB was in effect, it will terminate unless the Joint Owners were spouses and the surviving spouse/Joint Owner continues the Contract.

      ACTION UNDER ANY PORTION OF THE CONTRACT APPLIED TO ANNUITY PAYMENTS
--------------------------------------------------------------------------------
o    The surviving Joint Owner becomes the sole Owner.

o If the deceased was not an Annuitant, Annuity Payments to the Payee will continue. No death benefit is payable.

o If the deceased was the only surviving Annuitant, Annuity Payments to the Payee will continue until that portion of the Contract terminates and will be paid at least as rapidly as they were being paid at the Annuitant's death. For more information on when any portion of the Contract applied to Annuity Payments terminates, see the discussion of "Traditional Annuity Payments" and "Guaranteed Minimum Income Benefit (GMIB)" in section 2, The Annuity Phase. No death benefit is payable under Annuity Options 1 through 4, or Annuity Option 6. However, there may be a lump sum refund due to the Payee under Annuity Option 5. For more information, see section 2, The Annuity Phase - Annuity Options.

o If the deceased was an Annuitant and there is a surviving joint Annuitant, Annuity Payments to the Payee will continue during the lifetime of the surviving joint Annuitant. No death benefit is payable.


* If the surviving Joint Owner is the spouse of the deceased Owner, the spouse/surviving Joint Owner may be able to continue the Contract instead of receiving a death benefit payout. If the Contract continues, we will increase the Contract Value to equal the death benefit if that amount is greater than the Contract Value as of the Business Day we receive in good order at our Service Center both due proof of death and an election of the death benefit payment option on the death claim form. If both spousal Joint Owners die before we pay the death benefit, we will pay any contingent Beneficiaries or the estate of the Joint Owner who died last if there are no contingent Beneficiaries. If the Joint Owners were not spouses and they both die before we pay the death benefit, for tax reasons, we will pay the estate of the Joint Owner who died last.



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    UPON THE DEATH OF THE ANNUITANT AND THERE IS NO SURVIVING JOINT ANNUITANT

   ACTION UNDER THE PORTION OF THE CONTRACT THAT IS IN THE ACCUMULATION PHASE
--------------------------------------------------------------------------------
o If the Contract is owned by a non-individual (for example a qualified plan or a trust), we will treat the death of the Annuitant as the death of an Owner; we will pay the Beneficiary* a death benefit, and a new Annuitant cannot be named. If the GPWB was in effect, it will terminate unless the deceased Owner's spouse continues the Contract.

o If the deceased Annuitant was not an Owner, and the Contract is owned only by an individual(s), no death benefit is payable. The Owner can name a new Annuitant subject to our approval. If the GPWB was in effect, it will continue.

o If the deceased Annuitant was a sole Owner, we will pay the Beneficiary* a death benefit. If the GPWB was in effect, it will terminate unless the deceased Owner's spouse continues the Contract.

o If the deceased Annuitant was a Joint Owner and there is a surviving Joint Owner, the surviving Joint Owner is the sole primary Beneficiary. If the Joint Owners were spouses, there may also be contingent Beneficiaries. We will pay a death benefit to the surviving Joint Owner.** If the GPWB was in effect, it will terminate unless the Joint Owners were spouses and the surviving spouse/Joint Owner continues the Contract.

o For a description of the payout options, see the "Death Benefit Payment Options" discussion later in this section.

      ACTION UNDER ANY PORTION OF THE CONTRACT APPLIED TO ANNUITY PAYMENTS
--------------------------------------------------------------------------------
o Annuity Payments to the Payee will continue until that portion of the Contract terminates and will be paid at least as rapidly as they were being paid at the Annuitant's death. For more information on when any portion of the Contract applied to Annuity Payments terminates, see the discussion of "Traditional Annuity Payments" and "Guaranteed Minimum Income Benefit
    (GMIB)" in section 2, The Annuity Phase. No death benefit is payable under Annuity Options 1 through 4, or Annuity Option 6. However, there may be a lump sum refund due to the Payee under Annuity Option 5. For more information, see section 2, The Annuity Phase - Annuity Options.

o If the deceased was a sole Owner, the Beneficiary will become the Owner if the Contract continues.

o If the deceased was a Joint Owner, the surviving Joint Owner becomes the sole Owner if the Contract continues.


* If the Beneficiary is the spouse of the deceased Owner, the spouse/Beneficiary may be able to continue the Contract instead of receiving a death benefit payout. If the Contract continues, we will increase the Contract Value to equal the death benefit if that amount is greater than the Contract Value as of the Business Day we receive in good order at our Service Center both due proof of death and an election of the death benefit payment option on the death claim form.

** If the surviving Joint Owner is the spouse of the deceased Owner, the spouse/surviving Joint Owner may be able to continue the Contract instead of receiving a death benefit payout. If the Contract continues, we will increase the Contract Value to equal the death benefit if that amount is greater than the Contract Value as of the Business Day we receive in good order at our Service Center both due proof of death and an election of the death benefit payment option on the death claim form. If both spousal Joint Owners die before we pay the death benefit, we will pay any contingent Beneficiaries or the estate of the Joint Owner who died last if there are no contingent Beneficiaries. If the Joint Owners were not spouses and they both die before we pay the death benefit, for tax reasons, we will pay the estate of the Joint Owner who died last.


    UPON THE DEATH OF THE ANNUITANT AND THERE IS A SURVIVING JOINT ANNUITANT
    ------------------------------------------------------------------------
(NOTE: WE DO NOT ALLOW JOINT ANNUITANTS UNDER A PARTIAL ANNUITIZATION AND WE DO NOT ALLOW JOINT ANNUITANTS DURING THE ACCUMULATION PHASE, SO THIS CAN ONLY OCCUR
                          UNDER A FULL ANNUITIZATION)
--------------------------------------------------------------------------------
o Only Annuity Options 3 and 4 allow joint Annuitants. Under Annuity Options 3 and 4, Annuity Payments to the Payee will continue during the lifetime of the surviving joint Annuitant and, for Annuity Option 4, during any remaining specified period of time. For more information, see section 2, The Annuity Phase - Annuity Options.
o   No death benefit is payable.
o   If the deceased was a sole Owner, the Beneficiary will become the Owner.
o If the deceased was a Joint Owner, the surviving Joint Owner becomes the sole Owner.


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DEATH BENEFIT PAYMENT OPTIONS

If you have not previously designated a death benefit payment option, a Beneficiary must request the death benefit be paid under one of the death benefit payment options below. If the Beneficiary is the spouse of the deceased Owner, he/she can choose to continue the Contract in his/her own name. An election by the spouse to continue the Contract must be made on the death claim form before we pay the death benefit. If the Contract continues, we will increase the Contract Value to equal the death benefit if that amount is greater than the Contract Value as of the Business Day we receive in good order at our Service Center both due proof of death and an election of the death benefit payment option. If a lump sum payment is requested, we will pay the amount within seven days of our receipt of proof of death and a valid election of a death benefit payment option, including any required governmental forms, unless the suspension of payments or transfers provision is in effect. Payment of the death benefit may be delayed, pending receipt of any applicable tax consents and/or state forms. We will pay interest as required by the state from the date of death when there is a delay in the payment of the death benefit.

OPTION A: Lump sum payment of the death benefit. We will not deduct the contract maintenance charge at the time of a full withdrawal if the distribution is due to death.

OPTION B: Payment of the entire death benefit within five years of the date of any Owner's death. We will assess the full contract maintenance charge on each Beneficiary's portion on each Contract Anniversary. However, we will waive the contract maintenance charge if the Contract Value at the time we are to deduct the charge is at least $50,000.

OPTION C: If the Beneficiary is an individual, payment of the death benefit as a Traditional Annuity Payment under an Annuity Option over the lifetime of the Beneficiary or over a period not extending beyond the life expectancy of the Beneficiary. Distribution under this option must begin within one year of the date of any Owner's death. We will continue to assess the full contract maintenance charge on each Beneficiary's portion proportionately over the Annuity Payments. However, we will waive the contract maintenance charge if the Contract Value on the Income Date is at least $50,000. GMIB PAYMENTS ARE NOT AVAILABLE UNDER THIS OPTION.

Any portion of the death benefit not applied to Traditional Annuity Payments within one year of the date of the Owner's death must be distributed within five years of the date of death.

If the Contract is owned by a non-individual, then we treat the death of any Annuitant as the death of an Owner for purposes of the Internal Revenue Code's distribution at death rules, which are set forth in Section 72(s) of the Code.

In all events, notwithstanding any provision to the contrary in the Contract or this prospectus, the Contract will be interpreted and administered in accordance with Section 72(s) of the Code.

--------------------------------------------------------------------------------
11. OTHER INFORMATION

ALLIANZ LIFE OF NEW YORK

Allianz Life of New York is a stock life insurance company organized under the laws of the state of New York on September 21, 1982. Our address is One Chase Manhattan Plaza, 37th Floor, New York, NY 10005-1423. We offer fixed and variable annuities, individual and group life insurance, and long-term care insurance. We are licensed to do direct business in six states, including New York and the District of Columbia. We are a subsidiary of Allianz SE, a provider of integrated financial services.

THE SEPARATE ACCOUNT

We established Allianz Life of NY Variable Account C (the Separate Account, formerly Preferred Life Variable Account C), as a separate account under New York insurance law on February 26, 1988. The Separate Account is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. The SEC does not supervise our management of the Separate Account.

The Separate Account holds the assets that underlie the Contracts, except assets allocated to our general account. We keep the Separate Account assets separate from the assets of our general account and other separate accounts. The Separate Account is divided into subaccounts, each of which invests exclusively in a single Investment Option.


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                                       58



We own the assets of the Separate Account. We credit gains to or charge losses against the Separate Account, whether or not realized, without regard to the performance of other investment accounts. The Separate Account's assets may not be used to pay any of our liabilities, other than those arising from the Contracts. If the Separate Account's assets exceed the required reserves and other liabilities, we may transfer the excess to our general account. Amounts transferred to our general account will represent seed money invested by us or earned fees and charges. The obligations of the Separate Account are not generalized obligations of Allianz Life of New York. The obligations under the Contracts are obligations of Allianz Life of New York.


DISTRIBUTION


Allianz Life Financial Services, LLC (Allianz Life Financial), a wholly-owned subsidiary of Allianz Life Insurance Company of North America, serves as principal underwriter for the Contracts. Allianz Life Financial, a limited liability company organized in Minnesota, is located at 5701 Golden Hills Drive, Minneapolis, MN 55416. Allianz Life Financial is registered as a broker/dealer with the SEC under the Securities Exchange Act of 1934 (the 1934 Act), as well as with the securities commissions in the states in which it operates, and is a member of the Financial Industry Regulatory Authority (FINRA). Allianz Life Financial is not a member of Securities Investors Protection Corporation. More information about Allianz Life Financial is available at http://www.finra.org or by calling 1-800-289-9999. You also can obtain an investor brochure from FINRA describing its Public Disclosure Program.

We have entered into a distribution agreement with our affiliate Allianz Life Financial for the distribution and sale of the Contracts. Allianz Life Financial does not itself sell the Contracts on a retail basis. Rather, Allianz Life Financial enters into selling agreements with other broker/dealers registered under the 1934 Act (selling firms) for the sale of the Contracts. These selling firms include third party broker/dealers and Questar Capital Corporation, an affiliated broker/dealer. We pay sales commissions to the selling firms and their registered representatives. Investment Options that assess Rule 12b-1 fees make payments of the fees to Allianz Life Financial as consideration for providing certain services and incurring certain expenses permitted under the Investment Option's plan. These payments typically equal 0.25% of an Investment Option's average daily net assets for the most recent calendar year. The investment adviser and/or subadviser (and/or their affiliates) of an Investment Option may from time to time make payments for administrative services to Allianz Life Financial or its affiliates.


The maximum commission payable to the selling firms for Contract sales is expected not to exceed 7% of Purchase Payments. Sometimes, we enter into an agreement with a selling firm to pay commissions as a combination of a certain amount of the commission at the time of sale and a trail commission which, when totaled, could exceed 7% of Purchase Payments.

We may fund Allianz Life Financial's operating and other expenses, including: overhead; legal and accounting fees; registered representative training; compensation for the Allianz Life Financial management team; and other expenses associated with the Contracts. Registered representatives and their managers are also eligible for various benefits, such as production incentive bonuses, insurance benefits, and non-cash compensation items that we may provide jointly with Allianz Life Financial. Non-cash items include conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, awards, merchandise and other similar items.

Selling firms and their registered representatives and managers may receive other payments from us for services that do not directly involve the sale of the Contracts, including payments made for the recruitment and training of personnel, production of promotional literature and similar services. In addition, certain firms and their representatives may receive compensation for distribution and administrative services when acting in a wholesaling capacity and working with retail firms.

We and/or Allianz Life Financial may pay certain selling firms additional marketing support allowances for:
o    marketing services and increased access to registered representatives;
o    sales promotions relating to the Contracts;
o costs associated with sales conferences and educational seminars for their registered representatives;
o    the cost of client meetings and presentations; and
o    other sales expenses incurred by them.


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                                       59


We retain substantial discretion in determining whether to grant a marketing support payment to a particular broker/dealer firm and the amount of any such payment. However, we do consider a number of specific factors in determining marketing support payments, which may include a review of the following:
o the level of existing sales and assets held in contracts issued by us that are sold through the broker/dealer firm and the potential for new or additional sales;
o the organizational "fit" between the broker/dealer firm and the type of wholesaling and marketing force we operate;
o whether the broker/dealer firm's operational, IT, and support services structure and requirements are compatible with our method of operation;
o whether the broker/dealer firm's product mix is oriented toward our core markets;
o whether the broker/dealer firm has a structure facilitating a marketing support arrangement, such as frequent registered representative meetings and training sessions;
o the potential return on investment of investing in a particular firm's system;
o our potential ability to obtain a significant level of the market share in the broker/dealer firm's distribution channel;
o    the broker/dealer firm's registered representative and customer profiles;
     and
o the prominence and reputation of the broker/dealer firm in its marketing channel.

We may also make payments for marketing and wholesaling support to broker/dealer affiliates of Investment Options that are available through the variable annuities we offer. Additional information regarding marketing support payments can be found in the Distributor section of the Statement of Additional Information.

We and/or Allianz Life Financial may make bonus payments to certain selling firms based on aggregate sales of our variable insurance contracts (including this Contract) or persistency standards, or as part of a special promotion. These additional payments are not offered to all selling firms, and the terms of any particular agreement governing the payments may vary among selling firms. In some instances, the amount paid may be significant.

A portion of the payments made to selling firms may be passed on to their registered representatives in accordance with their internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits. Ask your registered representative for further information about what your registered representative and the selling firm for which he or she works may receive in connection with your purchase of a Contract.

We intend to recover commissions and other sales expenses through fees and charges imposed under the Contract. Commissions paid on the Contract, including other incentives or payments, are not charged directly to the Owners or the Separate Account.

We offer the Contracts to the public on a continuous basis. We anticipate continuing to offer the Contracts but reserve the right to discontinue the offering.

ADDITIONAL CREDITS FOR CERTAIN GROUPS

We may credit additional amounts to a Contract instead of modifying charges because of special circumstances that result in lower sales or administrative expenses or better than expected mortality or persistency experience.

ADMINISTRATION/ALLIANZ SERVICE CENTER

Delaware Valley Financial Services, LLC (DVFS or the Allianz Service Center) performs certain administrative services regarding the Contracts. DVFS is a wholly owned subsidiary of Allianz Life Insurance Company of North America, and is located at 300 Berwyn Park, Berwyn, Pennsylvania. The administrative services performed by our Service Center include:
o    issuance and maintenance of the Contracts,
o    maintenance of Owner records,
o processing and mailing of account statements and other mailings to Owners, and
o    routine customer service including:
-    responding to Owner correspondence and inquiries,
-    processing of Contract changes,
- processing withdrawal requests (both partial and total) and - processing annuitization requests.


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                                       60



Historically, we have compensated DVFS based on a specified fee per transaction and an additional negotiated fee for enhancements to computer systems used to process our business. Currently, we are on a cost basis. For the past three calendar years, Allianz Life Financial has paid DVFS $71,889,235.98 for performing administrative services regarding the Contracts.


To reduce expenses, only one copy of most financial reports and prospectuses, including reports and prospectuses for the Investment Options, will be mailed to your household, even if you or other persons in your household have more than one contract issued by us or our affiliate. Call us at the toll-free number listed at the back of this prospectus if you need additional copies of financial reports, prospectuses, or annual and semiannual reports, or if you would like to receive one copy for each contract in future mailings.

LEGAL PROCEEDINGS

We and our subsidiaries, like other life insurance companies, from time to time are involved in legal proceedings of various kinds, including regulatory proceedings and individual and class action lawsuits. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any such proceedings cannot be predicted with certainty, we believe that, at the present time, there are no pending or threatened legal proceedings to which we, the Separate Account, or Allianz Life Financial is a party that are reasonably likely to materially affect the Separate Account, our ability to meet our obligations under the Contracts, or Allianz Life Financial's ability to perform its obligations.

FINANCIAL STATEMENTS

The financial statements of Allianz Life of New York and the financial statements of the Separate Account have been included in the Statement of Additional Information.

--------------------------------------------------------------------------------
12.   GLOSSARY

This prospectus is written in plain English to make it as understandable as possible. However, there are some technical words or terms that are defined below and are capitalized in the prospectus. The following is a list of common abbreviations used in this prospectus:

 AIA  =   ANNUAL INCREASE AMOUNT                          GMIB  =  GUARANTEED MINIMUM INCOME BENEFIT
 GBP  =   GUARANTEED BENEFIT PACKAGE                      GPWB  =  GUARANTEED PARTIAL WITHDRAWAL BENEFIT

GMDB  =   GUARANTEED MINIMUM DEATH BENEFIT                 MAV  =  MAXIMUM ANNIVERSARY VALUE

ACCUMULATION PHASE - the period of time before you apply the entire Contract Value to Annuity Payments. Subject to certain restrictions, you can make additional Purchase Payments during this time. The Accumulation Phase may occur at the same time as the Annuity Phase if you take Partial Annuitizations.

ACCUMULATION UNIT - the units into which we convert amounts invested in the subaccounts that invest in the Investment Options during the Accumulation Phase.

AIA (ANNUAL INCREASE AMOUNT) - a calculation used in determining the Enhanced GMIB/GPWB values.

ANNUITANT - the individual upon whose life we base the Annuity Payments. Subject to our approval, the Owner designates the Annuitant and can add a joint Annuitant for the Annuity Phase if they take a Full Annuitization.

ANNUITY OPTIONS - the income options available to you under the Contract.

ANNUITY PAYMENTS - payments made by us to the Payee pursuant to the Annuity Option chosen. Annuity Payments may be variable, fixed, or a combination of both variable and fixed.

ANNUITY PHASE - the phase the Contract is in once Annuity Payments begin. This may occur at the same time as the Accumulation Phase if you take a Partial Annuitization.


ANNUITY UNIT - the units into which we convert amounts invested in the subaccounts that invest in the Investment Options during the Annuity Phase.


BENEFICIARY - the person(s) or entity the Owner designates to receive any death benefit.


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                                       61


BUSINESS DAY - each day on which the New York Stock Exchange is open for trading, except when an Investment Option does not value its shares. Allianz Life of New York is open for business on each day that the New York Stock Exchange is open. Our Business Day closes when regular trading on the New York Stock Exchange closes, which is usually at 4:00 p.m. Eastern Time.

CONTRACT - the deferred annuity contract described by this prospectus that allows you to accumulate money tax deferred by making one or more Purchase Payments. It provides for lifetime or other forms of Annuity Payments beginning on the Income Date.


CONTRACT ANNIVERSARY - a 12-month anniversary of the Issue Date of your Contract. If the Contract Anniversary does not occur on a Business Day, we will consider it to occur on the next Business Day.


CONTRACT VALUE - on any Business Day it is equal to the sum of the values in your selected Investment Choices. It does not include amounts applied to Annuity Payments.

CONTRACT YEAR - any period of 12 months commencing on the Issue Date and on each Contract Anniversary thereafter.

EXCESS WITHDRAWAL - for Contracts with a GBP that exercise the GPWB, this is an additional withdrawal you take while you are receiving GPWB Payments.


FULL ANNUITIZATION - the application of the entire Contract Value to Annuity Payments. YOU WILL BE REQUIRED TO TAKE A FULL ANNUITIZATION OF YOUR CONTRACT ON OR BEFORE THE MAXIMUM PERMITTED INCOME DATE. Upon Full Annuitization you will no longer have a Contract Value, any periodic withdrawal or income payments other than Annuity Payments (which includes GPWB Payments) will stop, and the death benefit will terminate.


GBP (GUARANTEED BENEFIT PACKAGE) - two optional benefit packages consisting of either the Traditional GBP (which includes the Traditional GMIB and Traditional
GPWB) or the Enhanced GBP (which includes the Enhanced GMIB and Enhanced GPWB).


GMDB (GUARANTEED MINIMUM DEATH BENEFIT) - you can select one of two GMDBs at Contract issue that may provide different guaranteed death benefit values. The Traditional GMDB is the default death benefit, or you can select the Enhanced GMDB for an additional M&E charge, subject to certain age restrictions.


GMIB (GUARANTEED MINIMUM INCOME BENEFIT) - a benefit under the GBPs that provides guaranteed minimum fixed income in the form of Annuity Payments (GMIB Payments).

GMIB PAYMENT - fixed Annuity Payments we make under the GMIB.

GPWB (GUARANTEED PARTIAL WITHDRAWAL BENEFIT) - a benefit under the GBPs that provides a guaranteed income through partial withdrawals regardless of your Contract Value.

GPWB PAYMENT - guaranteed minimum amount of level income in the form of annual partial withdrawals.

INCOME DATE - the date we begin making Annuity Payments to the Payee from the Contract. This date must be the first day of a calendar month. Because the Contract allows for Partial Annuitizations there may be multiple Income Dates.

INVESTMENT CHOICES - the Investment Options and any general account Investment Choices available under the Contract for Purchase Payments or transfers. We may add, substitute or remove Investment Choices in the future.

INVESTMENT OPTIONS - the variable Investment Choices available under the Separate Account. You may invest in up to 15 of the Investment Options at any one time.

ISSUE DATE - the date shown on the Contract that starts the first Contract Year. Contract Anniversaries and Contract Years are measured from the Issue Date.

JOINT OWNERS - two Owners who own a Non-Qualified Contract. We do not allow Joint Owners to take Partial Annuitizations.

MAV (MAXIMUM ANNIVERSARY VALUE) - a calculation used in determining the Enhanced GMIB/GPWB/GMDB values.

NON-QUALIFIED CONTRACT - a Contract that is not purchased under a pension or retirement plan qualified under sections of the Internal Revenue Code.


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                                       62


OWNER - "you," "your" and "yours." The person or entity (or persons or entities if there are Joint Owners) named in the Contract who may exercise all rights granted by the Contract. The Owner is designated at Contract issue.

PARTIAL ANNUITIZATION - the application of only part of the Contract Value to Traditional Annuity Payments. If you take a Partial Annuitization, the Accumulation Phase and Annuity Phase of the Contract may occur at the same time. You can take one Partial Annuitization every 12 months. The maximum number of annuitizations we allow at any one time is five. Partial Annuitizations are not available to Joint Owners. If you take a Partial Annuitization, there can be only one Owner, the Owner must be the Annuitant, and we will not allow the Owner to designate a joint Annuitant.

PAYEE - the person or entity you designate (subject to our approval) to receive Annuity Payments during the Annuity Phase. If you do not designate a Payee by the Income Date, we will make Annuity Payments to the Owner.

PURCHASE PAYMENT - the money you put in the Contract.

QUALIFIED CONTRACT - a Contract purchased under a pension or retirement plan qualified under sections of the Internal Revenue Code (for example, 401(k) and H.R. 10 plans), Individual Retirement Annuities (IRAs), or Tax-Sheltered Annuities (referred to as TSA or 403(b) contracts). Currently, we may issue Qualified Contracts that may include, but are not limited to, Roth IRAs, Traditional IRAs, Simplified Employee Pension (SEP) IRAs and Inherited IRAs.

SEPARATE ACCOUNT - Allianz Life of NY Variable Account C is the Separate Account that issues your Contract. It is a separate investment account of Allianz Life of New York. The Separate Account holds the assets invested in the Investment Options that underlie the Contracts. The Separate Account is divided into subaccounts, each of which invests exclusively in a single Investment Option.

SERVICE CENTER - the Allianz Service Center. Our Service Center address and telephone number are listed at the back of this prospectus.

TRADITIONAL ANNUITY PAYMENTS - Annuity Payments we make to the Payee based on the Contract Value.

WITHDRAWAL CHARGE BASIS - the total amount under your Contract that is subject to a withdrawal charge.

--------------------------------------------------------------------------------
13. TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION (SAI)

ALLIANZ LIFE OF NEW YORK..............................2

EXPERTS...............................................2

LEGAL OPINIONS........................................2

DISTRIBUTOR...........................................2

REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE.....3

FEDERAL TAX STATUS....................................3
    General...........................................3
    Diversification...................................4
    Owner Control.....................................4
    Contracts Owned by Non-Individuals................5
    Income Tax Withholding............................5
    Required Distributions............................5
    Qualified Contracts...............................5

ANNUITY PROVISIONS....................................6
    Annuity Units/Calculating Annuity Payments........7

MORTALITY AND EXPENSE RISK GUARANTEE..................7

INFORMATION ON ORIGINAL CONTRACTS.....................7

ENHANCED GMIB/GPWB VALUES FOR CONTRACTS ISSUED
    FROM FEBRUARY 19, 2004 TO APRIL 28, 2006
    WITH THE ENHANCED GBP.............................9
    Calculation of the AIAs...........................9
    Calculation of the MAV...........................10

FINANCIAL STATEMENTS.................................10

APPENDIX - CONDENSED FINANCIAL INFORMATION...........11


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                                       63

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14. PRIVACY AND SECURITY STATEMENT

JANUARY 2008
PRIVACY NOTICE REVISIONS:

Your privacy is a high priority for Allianz Life(R) of NY. Our pledge to protect your privacy is reflected in our Privacy and Security Statement. This statement outlines our principles for collecting, using and protecting your personal information. Allianz Life of NY does not sell your personal information to anyone. We do not share your personal information with anyone for their own marketing purposes. For this reason no "opt-in," "opt-out" or authorization is required. We also do not share your personal information with any of our affiliated companies, except for the purpose of servicing your policy.

PERSONAL INFORMATION ABOUT YOU ALLIANZ LIFE OF NY COLLECTS

Allianz Life of NY collects personal information about you so that we can process the insurance transactions you request. We limit the amount of personal information collected to what we feel is needed to maintain your account. We may collect your personal information from the following sources:
o From you, either directly or through your agent. This may include information on your insurance application or other forms you may complete, such as your name, address and telephone number.
o From others, through the process of handling a claim. This may include information from medical or accident reports.
o From your doctor or during a home visit by a health assessment professional. This may include medical information about you gathered with your written authorization.
o From your relationship with us. Such as the number of years you have been a customer or the types of insurance products you purchased.
o From a consumer reporting agency. Such as a credit or motor vehicle report. The information in these reports may be kept by the consumer reporting agency and shared with others.

If you visit one of our websites, we may use "cookies" (small text files sent from our site to your hard drive). These cookies help us to recognize repeat visitors and allow easy access to and use of the site. We do not use cookies to gather personal information. The cookies only enable you to use our website more easily.

PERSONAL INFORMATION ABOUT YOU ALLIANZ LIFE OF NY SHARES

Allianz Life of NY does not share personal information about current or former customers to anyone, except as "allowed by law." "Allowed by law" means that we may share your personal information, such as your name, address and policy information, as follows:
o To consumer reporting agencies to obtain a credit report or motor vehicle report. These reports are used to determine eligibility for coverage or to process your requested transactions.
o    To your insurance agent so that they can perform services for you.
o    To medical professionals in order to process your claim.
o To a state Department of Insurance in order to examine our records or business practices.
o To state or federal law enforcement agency, as required by law or to report suspected fraud activities.
o To research groups to conduct studies on claims results. No individual is identified in any study or report.

We advise the vendors with whom we legally share your personal information, of our privacy policy. We make every effort to use vendors whose privacy policy reflects our own.

ALLIANZ LIFE OF NY'S POLICIES AND PRACTICES REGARDING SECURITY OF
PERSONAL INFORMATION

Allianz Life of NY uses computer hardware and software tools to maintain physical and electronic safeguards. These safeguards comply with applicable federal and state regulations. We restrict access to personal information about you to those employees who need the information to service your policy. Allianz Life of NY works hard to ensure that our websites are secure. We use state of the art technology to protect the personal information that may be shared over these sites.

NOTIFICATION OF CHANGE

Your trust is one of our most important assets. If we revise our privacy practices in the future, we will notify you prior to introducing any changes.

FOR MORE INFORMATION OR IF YOU HAVE QUESTIONS

If you have further questions regarding our privacy policy, please call us at
212.586.7733 or write to us at the following address.

    Allianz Life Insurance Company of New York
    Home Office: New York, NY
    Administrative Office
    PO Box 1431
    Minneapolis, MN 55440-1431

                                                        M40018-NY (R-2/2008)
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                                       64


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APPENDIX A - ANNUAL OPERATING EXPENSES FOR EACH INVESTMENT OPTION

This table describes, in detail, the annual expenses for each of the Investment Options. We show the expenses as a percentage of an Investment Option's average daily net assets for the most recent calendar year. Except for the AZL Funds, the PIMCO VIT portfolios, and the Premier VIT OpCap Mid Cap Portfolio, neither the Investment Options nor their advisers are affiliated with Allianz Life. Expenses may vary in current and future years. The investment advisers for the Investment Options provided the fee and expense information and we did not independently verify it. See the Investment Options' prospectuses for further information regarding the expenses you may expect to pay.

                                    Annual Investment Option operating expenses before                        Total annual
                                           fee waivers or expense reimbursements                                operating
                               ---------------------------------------------------------------                   expenses
                               ---------------------------------------------------------------   Amount of        after
                                                                          Acquired              contractual    contractual
                                              Rule                        fund fees             fee waivers    fee waivers
                                 Management    12b-1   Service  Other        and                     and         or expense
Investment Option                   fees      fees*     fees    expenses  expenses  Total     reimbursements  reimbursements
-----------------------------------------------------------------------------------------------------------------------------
AIM
-----------------------------------------------------------------------------------------------------------------------------
AZL AIM International Equity        .90        .25        -        .18          -     1.33              -           1.33
Fund(1)
-----------------------------------------------------------------------------------------------------------------------------
BLACKROCK
-----------------------------------------------------------------------------------------------------------------------------
AZL Money Market Fund(1)            .35        .25        -        .09          -     .69               -            .69
-----------------------------------------------------------------------------------------------------------------------------
BlackRock Global Allocation         .55        .25        -        .23          -     1.03              -           1.03
V.I. Fund - Class 3(6)
-----------------------------------------------------------------------------------------------------------------------------
CLEARBRIDGE
-----------------------------------------------------------------------------------------------------------------------------
AZL LMP Large Cap Growth            .80        .25        -        .08          -     1.13              -           1.13
Fund(1)
-----------------------------------------------------------------------------------------------------------------------------
COLUMBIA
-----------------------------------------------------------------------------------------------------------------------------
AZL Columbia Technology             .80        .25        -        .15          -     1.20              -           1.20
Fund(1)
-----------------------------------------------------------------------------------------------------------------------------
DAVIS
-----------------------------------------------------------------------------------------------------------------------------
AZL Davis NY Venture Fund -         .75          -        -        .09          -     .84               -            .84
Class 1(1),(8),(9)
-----------------------------------------------------------------------------------------------------------------------------
AZL Davis NY Venture Fund -         .75        .25        -        .09          -     1.09              -           1.09
Class 2(1),(8)
-----------------------------------------------------------------------------------------------------------------------------
Davis VA Financial                  .75          -        -        .10          -     .85               -            .85
Portfolio(7)
-----------------------------------------------------------------------------------------------------------------------------
Davis VA Value Portfolio(7)         .75          -        -        .06          -     .81               -            .81
-----------------------------------------------------------------------------------------------------------------------------
DREYFUS
-----------------------------------------------------------------------------------------------------------------------------
AZL Dreyfus Founders Equity         .77        .25        -        .16          -     1.18              -           1.18
Growth Fund(1)
-----------------------------------------------------------------------------------------------------------------------------
AZL Dreyfus Premier Small Cap       .90          -        -        .14          -     1.04              -           1.04
Value Fund - Class
1(1),(8),(9)
-----------------------------------------------------------------------------------------------------------------------------
AZL Dreyfus Premier Small Cap       .90        .25        -        .14          -     1.29              -           1.29
Value Fund - Class 2(1),(8)
-----------------------------------------------------------------------------------------------------------------------------
AZL S&P 500 Index Fund -            .17        .25        -        .31          -     .73             .24            .49
Class 2(1),(8)
-----------------------------------------------------------------------------------------------------------------------------
AZL Small Cap Stock Index           .26        .25        -        .36          -     .87             .29            .58
Fund(1)
-----------------------------------------------------------------------------------------------------------------------------
Dreyfus IP Small Cap Stock          .35        .25        -        .01          -     .61               -            .61
Index Portfolio - Service
Shares(7)
-----------------------------------------------------------------------------------------------------------------------------
Dreyfus Stock Index Fund,           .25        .25        -        .02          -     .52               -            .52
Inc. - Service Shares(7)
-----------------------------------------------------------------------------------------------------------------------------
FIRST TRUST
-----------------------------------------------------------------------------------------------------------------------------
AZL First Trust Target Double       .60        .25        -        .18          -     1.03            .24            .79
Play Fund(1)
-----------------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON
-----------------------------------------------------------------------------------------------------------------------------
AZL Franklin Small Cap Value        .75        .25        -        .11          -     1.11              -           1.11
Fund(1)
-----------------------------------------------------------------------------------------------------------------------------
Franklin Global                     .54        .25        -        .07          -     .86               -            .86
Communications Securities
Fund - Class 2(3)
-----------------------------------------------------------------------------------------------------------------------------
Franklin Global Real Estate         .75        .25        -        .31          -     1.31            .42            .89
Securities Fund - Class 2(4)
-----------------------------------------------------------------------------------------------------------------------------
Franklin Growth and Income          .48        .25        -        .04          -     .77               -            .77
Securities Fund - Class 2(3)
-----------------------------------------------------------------------------------------------------------------------------
Franklin High Income                .55        .25        -        .06          -     .86               -            .86
Securites Fund - Class 2(3)
-----------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
The Allianz Advantage(TM) NY Variable Annuity Contract Prospectus May 1, 2008
--------------------------------------------------------------------------------

                                       65


Franklin Income Securities
Fund - Class 2(3)
-----------------------------------------------------------------------------------------------------------------------------
Franklin Large Cap Growth           .70        .25        -        .04          -     .99               -            .99
Securities Fund - Class 2(3)
-----------------------------------------------------------------------------------------------------------------------------
Franklin Rising Dividends           .58        .25        -        .02        .01     .86             .01            .85
Securities Fund - Class
2(3),(5)
-----------------------------------------------------------------------------------------------------------------------------
Franklin Small-Mid Cap Growth       .47        .25        -        .28        .01     1.01            .01           1.00
Securities Fund - Class 2(5)
-----------------------------------------------------------------------------------------------------------------------------
Franklin Small Cap Value            .51        .25        -        .15        .02     .93             .02            .91
Securities Fund - Class 2(5)
-----------------------------------------------------------------------------------------------------------------------------
Franklin Templeton VIP              .00        .25        -        .41        .65     1.31            .28           1.03
Founding Funds Allocation
Fund - Class 2((10))
-----------------------------------------------------------------------------------------------------------------------------
Franklin U.S. Government Fund       .49        .25        -        .04          -     .78               -            .78
- Class 2(3)
-----------------------------------------------------------------------------------------------------------------------------
Franklin Zero Coupon Fund           .61          -        -        .05          -     .66               -            .66
2010 - Class 1(3)
-----------------------------------------------------------------------------------------------------------------------------
Mutual Discovery Securities         .80        .25        -        .17          -     1.22              -           1.22
Fund - Class 2
-----------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund       .59        .25        -        .13          -     .97               -            .97
- Class 2
-----------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets       1.23        .25        -        .25          -     1.73              -           1.73
Securities Fund - Class 2
-----------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities        .63        .25        -        .14        .02     1.04            .02           1.02
Fund - Class 2(5)
-----------------------------------------------------------------------------------------------------------------------------
Templeton Global Income             .50        .25        -        .14          -     .89               -            .89
Securities Fund - Class 2(3)
-----------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities         .73        .25        -        .03          -     1.01              -           1.01
Fund - Class 2(3)
-----------------------------------------------------------------------------------------------------------------------------
JENNISON
-----------------------------------------------------------------------------------------------------------------------------
AZL Jennison 20/20 Focus            .77        .25        -        .10          -     1.12              -           1.12
Fund(1)
-----------------------------------------------------------------------------------------------------------------------------
AZL Jennison Growth Fund(1)         .80        .25        -        .17          -     1.22              -           1.22
-----------------------------------------------------------------------------------------------------------------------------
Jennison 20/20 Focus                .75        .25        -        .22          -     1.22              -           1.22
Portfolio - Class 2(7)
-----------------------------------------------------------------------------------------------------------------------------
LEGG MASON
-----------------------------------------------------------------------------------------------------------------------------
AZL Legg Mason Growth Fund(1)       .85        .25        -        .11          -     1.21              -           1.21
-----------------------------------------------------------------------------------------------------------------------------
AZL Legg Mason Value Fund(1)        .75        .25        -        .09          -     1.09              -           1.09
-----------------------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN
-----------------------------------------------------------------------------------------------------------------------------
AZL Neuberger Berman Regency        .75        .25        -        .10          -     1.10              -           1.10
Fund(1)
-----------------------------------------------------------------------------------------------------------------------------
NICHOLAS-APPLEGATE
-----------------------------------------------------------------------------------------------------------------------------
AZL NACM International Fund(1)      .85        .25        -        .35          -     1.45              -           1.45
-----------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER  CAPITAL
-----------------------------------------------------------------------------------------------------------------------------
AZL OCC Opportunity Fund(1)         .85        .25        -        .11          -     1.21              -           1.21
-----------------------------------------------------------------------------------------------------------------------------
AZL OCC Value Fund(1)               .75        .25        -        .16          -     1.16              -           1.16
-----------------------------------------------------------------------------------------------------------------------------
OpCap Mid Cap Portfolio(11)         .80          -        -        .19          -     .99               -            .99
-----------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER FUNDS
-----------------------------------------------------------------------------------------------------------------------------
AZL Oppenheimer Global Fund -       .90          -        -        .15          -     1.05              -           1.05
Class 1(1),(8),(9)
-----------------------------------------------------------------------------------------------------------------------------
AZL Oppenheimer Global Fund -       .90        .25        -        .15          -     1.30              -           1.30
Class 2(1),(8)
-----------------------------------------------------------------------------------------------------------------------------
AZL Oppenheimer International       .73        .25        -        .21          -     1.19              -           1.19
Growth Fund(1)
-----------------------------------------------------------------------------------------------------------------------------
AZL Oppenheimer Main Street         .80          -        -        .15          -     .95               -            .95
Fund - Class 1(1),(8),(9)
-----------------------------------------------------------------------------------------------------------------------------
AZL Oppenheimer Main Street         .80        .25        -        .15          -     1.20              -           1.20
Fund - Class 2(1),(8)
-----------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
The Allianz Advantage(TM) NY Variable Annuity Contract Prospectus May 1, 2008
--------------------------------------------------------------------------------

                                       66


Oppenheimer Global Securities
Fund/VA(7)
-----------------------------------------------------------------------------------------------------------------------------
Oppenheimer High Income             .73          -        -        .03          -     .76               -            .76
Fund/VA(7)
-----------------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street             .64          -        -        .01          -     .65               -            .65
Fund(R)/VA(7)
-----------------------------------------------------------------------------------------------------------------------------
PIMCO
-----------------------------------------------------------------------------------------------------------------------------
AZL PIMCO Fundamental               .75        .25        -        .21          -     1.21            .01           1.20
IndexPLUS Total Return Fund(1)
-----------------------------------------------------------------------------------------------------------------------------
PIMCO VIT All Asset Portfolio       .18          -      .15        .25        .69     1.27            .02           1.25
- Admin. Class(7),(12),(13)
-----------------------------------------------------------------------------------------------------------------------------
PIMCO VIT CommodityRealReturn       .49          -      .15        .31        .05     1.00            .05            .95
Strategy Portfolio - Admin.
Class(2),(7) ,(13)
-----------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Emerging Markets          .45          -      .15        .40          -     1.00              -           1.00
Bond Portfolio - Admin.
Class(7)
-----------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Global Bond               .25          -      .15        .50          -     .90               -            .90
Portfolio (Unhedged) - Admin.
Class(7)
-----------------------------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield                .25          -      .15        .35          -     .75               -            .75
Portfolio - Admin. Class(7)
-----------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return               .25          -      .15        .25          -     .65               -            .65
Portfolio - Admin. Class(7)
-----------------------------------------------------------------------------------------------------------------------------
PIMCO VIT StocksPLUS(R)             .25          -      .15        .10          -     .50               -            .50
Growth and Income Portfolio -
Admin. Class(7)
-----------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return              .25          -      .15        .43          -     .83               -            .83
Portfolio - Admin. Class(7)
-----------------------------------------------------------------------------------------------------------------------------
PRUDENTIAL
-----------------------------------------------------------------------------------------------------------------------------
SP International Growth             .85        .25        -        .24          -     1.34              -           1.34
Portfolio - Class 2(7)
-----------------------------------------------------------------------------------------------------------------------------
SP Strategic Partners Focused       .90        .25        -        .40          -     1.55              -           1.55
Growth Portfolio - Class 2(7)
-----------------------------------------------------------------------------------------------------------------------------
SCHRODER
-----------------------------------------------------------------------------------------------------------------------------
AZL Schroder Emerging Markets      1.23        .25        -        .48          -     1.96            .31           1.65
Equity Fund - Class 2(1),(8)
-----------------------------------------------------------------------------------------------------------------------------
AZL Schroder International         1.00        .25        -        .27          -     1.52              -           1.52
Small Cap Fund(1)
-----------------------------------------------------------------------------------------------------------------------------
SELIGMAN
-----------------------------------------------------------------------------------------------------------------------------
Seligman Smaller-Cap Value         1.00          -        -        .14          -     1.14              -           1.14
Portfolio - Class 1(7)
-----------------------------------------------------------------------------------------------------------------------------
TARGETPLUS PORTFOLIOS
-----------------------------------------------------------------------------------------------------------------------------
AZL TargetPLUS Balanced             .52        .25        -        .53          -     1.30            .41            .89
Fund(1)
-----------------------------------------------------------------------------------------------------------------------------
AZL TargetPLUS Equity Fund(1)       .60        .25        -        .29          -     1.14            .35            .79
-----------------------------------------------------------------------------------------------------------------------------
AZL TargetPLUS Growth Fund(1)       .52        .25        -        .29          -     1.06            .17            .89
-----------------------------------------------------------------------------------------------------------------------------
AZL TargetPLUS Moderate             .52        .25        -        .37          -     1.14            .25            .89
Fund(1)
-----------------------------------------------------------------------------------------------------------------------------
TURNER
-----------------------------------------------------------------------------------------------------------------------------
AZL Turner Quantitative Small       .85        .25        -        .13          -     1.23              -           1.23
Cap Growth Fund(1)
-----------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN
-----------------------------------------------------------------------------------------------------------------------------
AZL Van Kampen Comstock             .72        .25        -        .11          -     1.08              -           1.08
Fund(1)
-----------------------------------------------------------------------------------------------------------------------------
AZL Van Kampen Equity and           .75        .25        -        .11          -     1.11              -           1.11
Income Fund(1)
-----------------------------------------------------------------------------------------------------------------------------
AZL Van Kampen Global               .95        .25        -        .12          -     1.32              -           1.32
Franchise Fund(1)
-----------------------------------------------------------------------------------------------------------------------------
AZL Van Kampen Global Real          .90        .25        -        .22          -     1.37            .02           1.35
Estate Fund(1)
-----------------------------------------------------------------------------------------------------------------------------
AZL Van Kampen Growth and           .75        .25        -        .09          -     1.09              -           1.09
Income Fund(1)
-----------------------------------------------------------------------------------------------------------------------------
AZL Van Kampen Mid Cap Growth       .80        .25        -        .12          -     1.17              -           1.17
Fund(1)
-----------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Allianz Advantage(TM) NY Variable Annuity Contract Prospectus May 1, 2008
--------------------------------------------------------------------------------

                                       67


* The 12b-1 fees cover certain distribution and shareholder support services provided by the companies selling Contracts. Our principal underwriter, Allianz Life Financial Services, LLC, will receive 12b-1 fees, except for those classes of shares that do not pay a 12b-1 fee, as identified in footnote (8).

(1) Allianz Investment Management LLC (AZL), the Investment Option's investment adviser, and the Investment Option have entered into a written contract limiting operating expenses to the "after waiver" amount listed above through April 30, 2009. The operating expenses covered by the expense limitation agreement include fees deducted from Investment Option assets such as audit fees and payments to independent trustees, but do not include the operating expenses of other investment companies in which the Investment Option may invest (acquired fund fees and expenses). The Investment Option is authorized to reimburse AZL for management fees previously waived and/or for the cost of other expenses paid by AZL provided that such reimbursement will not cause the Investment Option to exceed the expense limits in effect at the time of such reimbursement. The Investment Option's ability to reimburse AZL in this manner only applies to fees paid or reimbursement made by AZL within the three fiscal years prior to the date of such reimbursement.

(2) PIMCO has contractually agreed to waive the advisory fee and the administration fee it receives from the Portfolio in an amount equal to the advisory fee and administration fee, respectively, paid to PIMCO by the subsidiary. This waiver may not be terminated by PIMCO and will remain in effect for as long as PIMCO's contract with the subsidiary is in place.

(3) The Fund administration fee is paid indirectly through the management fee.

(4) The Fund's fees and expenses have been restated as if the Fund's new investment management and fund administration agreements had been in place for the fiscal year ended December 31, 2007. The manager and administrator, however, have contractually agreed in advance to waive or limit their respective fees so that the increase in investment management and fund administration fees paid by the Fund are phased in over a five year period, with there being no increase in the rate of such fees for the first year ending April 30, 2008. For each of the four years thereafter through April 30, 2012, the manager and administrator will receive one-fifth of the increase in the rate of fees. Beginning May 1, 2012, the full new investment management and administration fees will then be in effect.

(5) The manager has agreed in advance to reduce its fee from assets invested by the Fund in a Franklin Templeton money market fund (the acquired fund) to the extent that the Fund's fees and expenses are due to those of the acquired fund. This reduction is required by the Trust's board of trustees and an exemptive order of the Securities and Exchange Commission (SEC).

(6) The Investment Option commenced operations under this Contract as of May 1, 2008. Therefore, the expenses shown are estimated for the current calendar year.

(7) We may enter into certain arrangements under which we, or our affiliate Allianz Life Financial Services, LLC, the principal underwriter for the Contracts, are compensated by the Investment Options' advisers, distributors and/or affiliates for the administrative services and benefits which we provide to the Investment Options. The amount of the compensation usually is based on the aggregate assets of the Investment Options of other investment portfolios from contracts that we issue or administer. Some advisers may pay us more or less than others, however, the maximum fee that we currently receive is at the annual rate of 0.25% of the average aggregate amount invested by us in the Investment Options.

(8) The Investment Option has both Class 1 shares and Class 2 shares. Class 2 shares pay a 12b-1 fee of up to 0.25% of its average daily assets. Class 1 shares do not pay a 12b-1 fee.

(9) Not currently available.

(10) Effective December 1, 2007, the administrator has contractually agreed to waive or limit its fee and to assume as its own expense certain expenses, otherwise payable by the Fund, excluding acquired funds' fees and expenses, so that direct operating expenses of the fund do not exceed 0.38% (other than certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) until April 30, 2009.

(11) OpCap Advisors has contractually agreed to reduce the total annual portfolio operating expenses to the extent they would exceed 1.00% (net of any expenses offset by earnings credits from the custodian bank) of the Portfolio's average daily net assets. This reduction of annual portfolio operating expenses is guaranteed by OpCap Advisors through December 31, 2015. Net portfolio operating expenses do not reflect a reduction of custody expenses offset by custody credits earned on cash balances at the custodian bank.

(12) Acquired fund fees and expenses for the Portfolio are based upon an allocation of the Portfolio's assets among the underlying funds and upon the total annual operating expenses of the institutional shares of these underlying funds. Acquired fund fees and expenses will vary with changes in the expenses of the underlying funds, as well as allocation of the Portfolio's assets, and may be higher or lower than those shown above.

(13) PIMCO has contractually agreed to waive the advisory fee and/or administration fee. See the Investment Option prospectus for further information.


--------------------------------------------------------------------------------
The Allianz Advantage(TM) NY Variable Annuity Contract Prospectus May 1, 2008
--------------------------------------------------------------------------------

This table describes, in detail, the annual expenses for each of the AZL FusionPortfolios. We show the expenses as a percentage of an Investment Option's average daily net assets. The underlying funds may pay 12b-1 fees to the distributor of the Contracts for distribution and/or administrative services. The underlying funds do not pay service fees or 12b-1 fees to the AZL FusionPortfolios, and the AZL FusionPortfolios do not pay service fees or 12b-1 fees. The underlying funds of the AZL FusionPortfolios may pay service fees to the insurance companies issuing variable contracts, or their affiliates, for providing customer service and other administrative services to contract purchasers. The amount of such service fees may vary depending on the underlying fund.


                                                                                                            TOTAL ANNUAL
                                ANNUAL INVESTMENT OPTION OPERATING EXPENSES BEFORE                            OPERATING
                                     FEE WAIVERS OR EXPENSE REIMBURSEMENTS                                    EXPENSES
                               ------------------------------------------------------------                     AFTER
                                                                   ACQUIRED                 AMOUNT OF         CONTRACTUAL
                                        RULE                       FUND FEES  TOTAL ANNUAL  CONTRACTUAL      FEE WAIVERS
                            MANAGEMENT  12B-1      OTHER             AND       OPERATING   FEE WAIVERS AND    OR EXPENSE
INVESTMENT OPTION              FEES     FEES*    EXPENSES   TOTAL  EXPENSES(2) EXPENSES    REIMBURSEMENTS   REIMBURSEMENTS
------------------------------------------------------------------------------------------------------------------------
FUSION PORTFOLIOS
------------------------------------------------------------------------------------------------------------------------
AZL Fusion Balanced Fund(1)      .20%      -%       .06%     .26%      1.01%      1.27%         -%            1.27%
------------------------------------------------------------------------------------------------------------------------
AZL Fusion Growth Fund(1)       .20       -        .05      .25       1.07        1.32          -             1.32
------------------------------------------------------------------------------------------------------------------------
AZL Fusion Moderate Fund(1)     .20       -        .05      .25       1.14        1.39          -             1.39
------------------------------------------------------------------------------------------------------------------------

* The 12b-1 fees cover certain distribution and shareholder support services provided by the companies selling Contracts. Our principal underwriter, Allianz Life Financial Services, LLC, will receive 12b-1 fees.

(1) Allianz Investment Management LLC (AZL), the Investment Option's investment adviser, and the Investment Option have entered into a written contract limiting operating expenses (excluding certain fund expenses including, but not limited to, any taxes, interest, brokerage fees or extraordinary expenses) from exceeding 0.30% through at least April 30, 2009. The operating expenses covered by the expense limitation include fees deducted from fund assets such as audit fees and payments to outside trustees, but do not include the operating expenses of other investment companies in which the funds may invest (acquired fund fees and expenses). Acquired fund fees and expenses are incurred indirectly by the Investment Option(s) through the Investment Option's investment in permitted underlying funds. Accordingly, acquired fees and expenses affect the Investment Option's total returns. The Investment Option is authorized to reimburse AZL for fees previously waived and/or for the cost of other expenses paid by AZL provided that such reimbursement will not cause the Investment Option to exceed the expense limits in effect at the time of such reimbursement. AZL may request and receive reimbursement of fees waived or limited and other reimbursements made by AZL. The Investment Option's ability to reimburse AZL in this manner only applies to fees paid or reimbursement made by AZL within the three fiscal years prior to the date of such reimbursement.

(2) Persons with Contract Value allocated to the AZL FusionPortfolios will also indirectly pay the expenses of the underlying funds. The underlying fund fees and expenses are an estimate. These expenses will vary, depending upon the allocation of assets to individual underlying funds. In addition, it can be expected that underlying funds may be added or deleted as investments, with a resulting change in expenses. The investment advisers to the underlying funds or their affiliates may pay "service fees" to Allianz Life or its affiliates for providing customer service and other administrative services to Contract purchasers. The amount of such fees may vary by underlying fund. The underlying funds may also pay Rule 12b-1 distribution fees to the distributor of the Contracts. The underlying funds do not pay service fees or 12b-1 fees to the AZL FusionPortfolios, and the AZL FusionPortfolios do not pay service fees or 12b-1 fees.

--------------------------------------------------------------------------------
The Allianz Advantage(TM) NY Variable Annuity Contract Prospectus May 1, 2008
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
APPENDIX B - CONDENSED FINANCIAL INFORMATION

The financial statements of Allianz Life Insurance Company of New York and the financial statements of Allianz Life of NY Variable Account C may be found in the Statement of Additional Information.

Accumulation Unit value (AUV) information corresponding to the highest and lowest combination of charges for the Contract currently offered by this prospectus is listed in the tables below. You can find AUV information corresponding to the additional combinations of charges in the appendix to the Statement of Additional Information.

This information should be read in conjunction with the financial statements and related notes of the Separate Account included in the Statement of Additional Information. The Statement of Additional Information is available without charge by contacting us at the telephone number or address listed at the back of this prospectus.

* KEY TO BENEFIT OPTION

                                                                SEPARATE ACCOUNT
                                                                ANNUAL EXPENSES
Allianz Advantage with the Traditional GMDB and No GBP.........      1.65%
Allianz Advantage with the Enhanced GMDB and Enhanced GBP......      2.50%

The following Investment Option commenced operations under this Contract after December 31, 2007. Therefore, no AUV information is shown for it: BlackRock Global Allocation V.I. Fund
--------------------------------------------------------------------------------


 (Number of Accumulation Units in thousands)

                                              NUMBER OF
                                  AUV         ACCUMULATION
          PERIOD                  AT          UNITS
          OR         AUV AT       END         OUTSTANDING
BENEFIT   YEAR       BEGINNING    OF          AT END OF
OPTION *  ENDED      OF PERIOD    PERIOD      PERIOD
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
AZL AIM International Equity Fund

1.65%

        12/31/2004     10.093     12.124            0
        12/31/2005     12.124     13.877            1
        12/31/2006     13.877     17.342            8
        12/31/2007     17.342     19.551            4
2.50%

        12/31/2004      9.950     11.851            6
        12/31/2005     11.851     13.451            3
        12/31/2006     13.451     16.667           67
        12/31/2007     16.667     18.630            9
AZL Columbia Technology Fund

1.65%

        12/31/2004      8.685      8.173            0
        12/31/2005      8.173      8.096            0
        12/31/2006      8.096      8.167            2
        12/31/2007      8.167      9.860            2
2.50%

        12/31/2004      8.527      7.956            1
        12/31/2005      7.956      7.814            4
        12/31/2006      7.814      7.817            4
        12/31/2007      7.817      9.357           14
AZL Davis NY Venture Fund

1.65%

        12/31/2004      9.911     10.778            0
        12/31/2005     10.778     11.629            5
        12/31/2006     11.629     13.030           23
        12/31/2007     13.030     13.347           18


                                              NUMBER OF
                                  AUV         ACCUMULATION
          PERIOD                  AT          UNITS
          OR         AUV AT       END         OUTSTANDING
BENEFIT   YEAR       BEGINNING    OF          AT END OF
OPTION *  ENDED      OF PERIOD    PERIOD      PERIOD
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
2.50%

        12/31/2004      9.731     10.492            7
        12/31/2005     10.492     11.224           40
        12/31/2006     11.224     12.471          157
        12/31/2007     12.471     12.666           83
AZL Dreyfus Founders Equity Growth Fund

1.65%

        12/31/2004      8.765      9.287            0
        12/31/2005      9.287      9.552            0
        12/31/2006      9.552     10.611            8
        12/31/2007     10.611     11.350            9
2.50%

        12/31/2004      8.606      9.040            2
        12/31/2005      9.040      9.220            5
        12/31/2006      9.220     10.156           20
        12/31/2007     10.156     10.770           45
AZL Dreyfus Premier Small Cap Value Fund

1.65%

        12/31/2004        N/A     12.038            1
        12/31/2005     12.038     12.243            1
        12/31/2006     12.243     13.657            3
        12/31/2007     13.657     12.326            3
2.50%

        12/31/2004        N/A     11.969            1
        12/31/2005     11.969     12.070           13
        12/31/2006     12.070     13.351           21
        12/31/2007     13.351     11.947           15


--------------------------------------------------------------------------------
The Allianz Advantage(TM) NY Variable Annuity Contract Prospectus May 1, 2008
--------------------------------------------------------------------------------

                                              NUMBER OF
                                  AUV         ACCUMULATION
          PERIOD                  AT          UNITS
          OR         AUV AT       END         OUTSTANDING
BENEFIT   YEAR       BEGINNING    OF          AT END OF
OPTION *  ENDED      OF PERIOD    PERIOD      PERIOD
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
AZL First Trust Target Double Play Fund

1.65%

        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A      9.919            0
        12/31/2007      9.919     10.582            0
2.50%

        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A      9.919            0
        12/31/2007      9.919     10.491            7
AZL Franklin Small Cap Value Fund

1.65%

        12/31/2004     12.696     15.372            1
        12/31/2005     15.372     16.185            2
        12/31/2006     16.185     18.375            4
        12/31/2007     18.375     17.282            4
2.50%

        12/31/2004     12.624     15.155            1
        12/31/2005     15.155     15.821           11
        12/31/2006     15.821     17.810           20
        12/31/2007     17.810     16.609           25
AZL Fusion Balanced Fund

1.65%

        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A     10.612            1
        12/31/2006     10.612     11.429           24
        12/31/2007     11.429     12.041           35
2.50%

        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A     10.551            6
        12/31/2006     10.551     11.268           48
        12/31/2007     11.268     11.770          135
AZL Fusion Growth Fund

1.65%

        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A     11.087            2
        12/31/2006     11.087     12.237            7
        12/31/2007     12.237     12.728           15
2.50%

        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A     11.023           22
        12/31/2006     11.023     12.064          248
        12/31/2007     12.064     12.442          323
AZL Fusion Moderate Fund

1.65%

        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A     10.790            5
        12/31/2006     10.790     11.751           77
        12/31/2007     11.751     12.313           89
2.50%

        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A     10.728          140
        12/31/2006     10.728     11.585          259
        12/31/2007     11.585     12.037          266



                                              NUMBER OF
                                  AUV         ACCUMULATION
          PERIOD                  AT          UNITS
          OR         AUV AT       END         OUTSTANDING
BENEFIT   YEAR       BEGINNING    OF          AT END OF
OPTION *  ENDED      OF PERIOD    PERIOD      PERIOD
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
AZL Jennison 20/20 Focus Fund

1.65%

        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A     12.225            1
        12/31/2006     12.225     13.563            2
        12/31/2007     13.563     14.772            2
2.50%

        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A     12.156            2
        12/31/2006     12.156     13.372            6
        12/31/2007     13.372     14.440           10
AZL Jennison Growth Fund

1.65%

        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A     11.947            0
        12/31/2006     11.947     11.937            1
        12/31/2007     11.937     13.023            1
2.50%

        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A     11.879            1
        12/31/2006     11.879     11.769            6
        12/31/2007     11.769     12.730            3
AZL Legg Mason Growth Fund

1.65%

        12/31/2004     10.117     10.755            0
        12/31/2005     10.755     11.749            0
        12/31/2006     11.749     11.638            0
        12/31/2007     11.638     13.166            5
2.50%

        12/31/2004      9.974     10.513            4
        12/31/2005     10.513     11.388           10
        12/31/2006     11.388     11.185           20
        12/31/2007     11.185     12.546           86
AZL Legg Mason Value Fund

1.65%

        12/31/2004     10.015     11.343            0
        12/31/2005     11.343     11.857            2
        12/31/2006     11.857     12.446            5
        12/31/2007     12.446     11.483            9
             2.50%

        12/31/2004      9.832     11.042            1
        12/31/2005     11.042     11.445           14
        12/31/2006     11.445     11.912           27
        12/31/2007     11.912     10.897           26
AZL LMP Large Cap Growth Fund

1.65%

        12/31/2004      9.792     10.052            1
        12/31/2005     10.052     10.847            2
        12/31/2006     10.847     11.121            2
        12/31/2007     11.121     11.453            2
2.50%

        12/31/2004      9.653      9.826           13
        12/31/2005      9.826     10.514           30
        12/31/2006     10.514     10.689           31
        12/31/2007     10.689     10.914           27



--------------------------------------------------------------------------------
The Allianz Advantage(TM) NY Variable Annuity Contract Prospectus May 1, 2008
--------------------------------------------------------------------------------

                                              NUMBER OF
                                  AUV         ACCUMULATION
          PERIOD                  AT          UNITS
          OR         AUV AT       END         OUTSTANDING
BENEFIT   YEAR       BEGINNING    OF          AT END OF
OPTION *  ENDED      OF PERIOD    PERIOD      PERIOD
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
AZL Money Market Fund

1.65%

        12/31/2004      9.923      9.826            8
        12/31/2005      9.826      9.914           32
        12/31/2006      9.914     10.185           46
        12/31/2007     10.185     10.499           50
2.50%

        12/31/2004      9.677      9.501           51
        12/31/2005      9.501      9.505           55
        12/31/2006      9.505      9.683          102
        12/31/2007      9.683      9.896          240
AZL NACM International Fund

1.65%

        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
        12/31/2007        N/A      9.455            0
2.50%

        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
        12/31/2007        N/A      9.401            0
AZL Neuberger Berman Regency Fund

1.65%

        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A     10.060            2
        12/31/2007     10.060     10.276            2
2.50%

        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A     10.003            3
        12/31/2007     10.003     10.130            6
AZL OCC Opportunity Fund

1.65%

        12/31/2004     12.752     13.516            1
        12/31/2005     13.516     13.971            1
        12/31/2006     13.971     15.348            6
        12/31/2007     15.348     16.437            2
2.50%

        12/31/2004     12.572     13.213            8
        12/31/2005     13.213     13.542           16
        12/31/2006     13.542     14.751           89
        12/31/2007     14.751     15.663           24
AZL OCC Value Fund

1.65%

        12/31/2004     11.536     13.221            2
        12/31/2005     13.221     13.352            4
        12/31/2006     13.352     15.775            4
        12/31/2007     15.775     14.620            9
2.50%

        12/31/2004     11.325     12.870            2
        12/31/2005     12.870     12.888           13
        12/31/2006     12.888     15.098           21
        12/31/2007     15.098     13.874           27



                                              NUMBER OF
                                  AUV         ACCUMULATION
          PERIOD                  AT          UNITS
          OR         AUV AT       END         OUTSTANDING
BENEFIT   YEAR       BEGINNING    OF          AT END OF
OPTION *  ENDED      OF PERIOD    PERIOD      PERIOD
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
AZL Oppenheimer Global Fund

1.65%

        12/31/2004        N/A     11.452            1
        12/31/2005     11.452     12.687            2
        12/31/2006     12.687     14.513            4
        12/31/2007     14.513     15.096            8
2.50%

        12/31/2004        N/A     11.387            5
        12/31/2005     11.387     12.509           18
        12/31/2006     12.509     14.188           35
        12/31/2007     14.188     14.633           30
AZL Oppenheimer International Growth Fund

1.65%

        12/31/2004     11.392     12.828            0
        12/31/2005     12.828     14.408            1
        12/31/2006     14.408     18.281            1
        12/31/2007     18.281     20.190            3
2.50%

        12/31/2004     11.185     12.488            1
        12/31/2005     12.488     13.907            6
        12/31/2006     13.907     17.496            9
        12/31/2007     17.496     19.159           19
AZL Oppenheimer Main Street Fund

1.65%

        12/31/2004        N/A     10.741            0
        12/31/2005     10.741     11.141            0
        12/31/2006     11.141     12.559            1
        12/31/2007     12.559     12.821            1
2.50%

        12/31/2004        N/A     10.680            5
        12/31/2005     10.680     10.984           20
        12/31/2006     10.984     12.277           54
        12/31/2007     12.277     12.427           53
AZL PIMCO Fundamental IndexPLUS Total Return Fund

1.65%

        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A     11.063            0
        12/31/2007     11.063     11.606            0
2.50%

        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A     11.000            2
        12/31/2007     11.000     11.441            1
AZL S&P 500 Index Fund

1.65%

        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
        12/31/2007        N/A      9.865            0
2.50%

        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
        12/31/2007        N/A      9.809            0
1.65%

        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A     10.454           11
        12/31/2007     10.454     13.399           19
2.50%

        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A     10.395          103
        12/31/2007     10.395     13.209          325


--------------------------------------------------------------------------------
The Allianz Advantage(TM) NY Variable Annuity Contract Prospectus May 1, 2008
--------------------------------------------------------------------------------

                                              NUMBER OF
                                  AUV         ACCUMULATION
          PERIOD                  AT          UNITS
          OR         AUV AT       END         OUTSTANDING
BENEFIT   YEAR       BEGINNING    OF          AT END OF
OPTION *  ENDED      OF PERIOD    PERIOD      PERIOD
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
AZL Schroder International Small Cap Fund

1.65%

        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
        12/31/2007        N/A      9.227            0
2.50%

        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
        12/31/2007        N/A      9.175            0
AZL Small Cap Stock Index Fund

1.65%

        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
        12/31/2007        N/A      9.314            0
2.50%

        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
        12/31/2007        N/A      9.261            1
AZL TargetPLUS Balanced Fund

1.65%

        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
        12/31/2007        N/A     10.100            0
2.50%

        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
        12/31/2007        N/A     10.042            0
AZL TargetPLUS Equity Fund

1.65%

        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A      9.919            0
        12/31/2007      9.919     10.498            0
2.50%

        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A      9.919            0
        12/31/2007      9.919     10.408            2



                                              NUMBER OF
                                  AUV         ACCUMULATION
          PERIOD                  AT          UNITS
          OR         AUV AT       END         OUTSTANDING
BENEFIT   YEAR       BEGINNING    OF          AT END OF
OPTION *  ENDED      OF PERIOD    PERIOD      PERIOD
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
AZL TargetPLUS Growth Fund

1.65%

        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
        12/31/2007        N/A      9.923            0
2.50%

        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
        12/31/2007        N/A      9.866            0
AZL TargetPLUS Moderate Fund

1.65%

        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
        12/31/2007        N/A     10.063            0
2.50%

        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
        12/31/2007        N/A     10.005            0
AZL Turner Quantitative Small Cap Growth Fund

1.65%

        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A     11.106            0
        12/31/2006     11.106     12.161            4
        12/31/2007     12.161     12.687            4
2.50%

        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A     11.043            3
        12/31/2006     11.043     11.989           11
        12/31/2007     11.989     12.402            9
AZL Van Kampen Comstock Fund

1.65%

        12/31/2004      9.445     10.880            0
        12/31/2005     10.880     11.122            3
        12/31/2006     11.122     12.665            8
        12/31/2007     12.665     12.181           11
2.50%

        12/31/2004      9.233     10.545           20
        12/31/2005     10.545     10.689           39
        12/31/2006     10.689     12.070           51
        12/31/2007     12.070     11.509           65
AZL Van Kampen Equity and Income Fund

1.65%

        12/31/2004        N/A     10.792            0
        12/31/2005     10.792     11.332            2
        12/31/2006     11.332     12.543            4
        12/31/2007     12.543     12.715            3
2.50%

        12/31/2004        N/A     10.730            3
        12/31/2005     10.730     11.173           11
        12/31/2006     11.173     12.262           25
        12/31/2007     12.262     12.324           27


--------------------------------------------------------------------------------
The Allianz Advantage(TM) NY Variable Annuity Contract Prospectus May 1, 2008
--------------------------------------------------------------------------------

                                              NUMBER OF
                                  AUV         ACCUMULATION
          PERIOD                  AT          UNITS
          OR         AUV AT       END         OUTSTANDING
BENEFIT   YEAR       BEGINNING    OF          AT END OF
OPTION *  ENDED      OF PERIOD    PERIOD      PERIOD
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
AZL Van Kampen Global Franchise Fund

1.65%

        12/31/2004     12.254     13.524            0
        12/31/2005     13.524     14.852            1
        12/31/2006     14.852     17.715            2
        12/31/2007     17.715     19.135            1
2.50%

        12/31/2004     12.184     13.333            9
        12/31/2005     13.333     14.519           26
        12/31/2006     14.519     17.171           48
        12/31/2007     17.171     18.389           54
AZL Van Kampen Global Real Estate Fund

1.65%

        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A     12.032            8
        12/31/2007     12.032     10.806            8
2.50%

        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A     11.963           91
        12/31/2007     11.963     10.653           17
AZL Van Kampen Growth and Income Fund

1.65%

        12/31/2004     10.151     11.364            1
        12/31/2005     11.364     12.212            4
        12/31/2006     12.212     13.922            6
        12/31/2007     13.922     14.055           12
2.50%

        12/31/2004      9.924     11.015            8
        12/31/2005     11.015     11.736           17
        12/31/2006     11.736     13.267           28
        12/31/2007     13.267     13.279           24
AZL Van Kampen Mid Cap Growth Fund

1.65%

        12/31/2004      8.947     10.669            0
        12/31/2005     10.669     12.335            2
        12/31/2006     12.335     13.251            7
        12/31/2007     13.251     15.925           22
2.50%

        12/31/2004      8.746     10.341            4
        12/31/2005     10.341     11.855           15
        12/31/2006     11.855     12.628           30
        12/31/2007     12.628     15.046          303
Davis VA Financial Portfolio

1.65%

        12/31/2004      9.810     10.645            0
        12/31/2005     10.645     11.349            0
        12/31/2006     11.349     13.229            0
        12/31/2007     13.229     12.225            0
2.50%

        12/31/2004      9.568     10.293            1
        12/31/2005     10.293     10.881           13
        12/31/2006     10.881     12.577           29
        12/31/2007     12.577     11.524           21



                                              NUMBER OF
                                  AUV         ACCUMULATION
          PERIOD                  AT          UNITS
          OR         AUV AT       END         OUTSTANDING
BENEFIT   YEAR       BEGINNING    OF          AT END OF
OPTION *  ENDED      OF PERIOD    PERIOD      PERIOD
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
Davis VA Value Portfolio

1.65%

        12/31/2004      9.300     10.275            0
        12/31/2005     10.275     11.062            0
        12/31/2006     11.062     12.513            0
        12/31/2007     12.513     12.878            0
2.50%

        12/31/2004      9.069      9.936            0
        12/31/2005      9.936     10.606            0
        12/31/2006     10.606     11.897            0
        12/31/2007     11.897     12.139            0
Dreyfus IP Small Cap Stock Index Portfolio

1.65%

        12/31/2004     10.287     12.333            1
        12/31/2005     12.333     13.009            2
        12/31/2006     13.009     14.641            3
        12/31/2007     14.641     14.306            3
2.50%

        12/31/2004     10.142     12.056            6
        12/31/2005     12.056     12.609           13
        12/31/2006     12.609     14.071           20
        12/31/2007     14.071     13.632           21
Dreyfus Stock Index Fund, Inc.

1.65%

        12/31/2004     10.259     11.136            6
        12/31/2005     11.136     11.440            6
        12/31/2006     11.440     12.964            6
        12/31/2007     12.964     13.387            5
2.50%

        12/31/2004     10.115     10.885            5
        12/31/2005     10.885     11.088           13
        12/31/2006     11.088     12.460           27
        12/31/2007     12.460     12.757           29
Franklin Global Communications Securities Fund

1.65%

        12/31/2004     15.621     17.543            0
        12/31/2005     17.543     19.981            0
        12/31/2006     19.981     24.483            0
        12/31/2007     24.483     29.918            2
2.50%

        12/31/2004     13.777     15.341            4
        12/31/2005     15.341     17.326            8
        12/31/2006     17.326     21.050           11
        12/31/2007     21.050     25.504           44
Franklin Global Real Estate Securities Fund

1.65%

        12/31/2004     38.244     49.578            0
        12/31/2005     49.578     55.341            1
        12/31/2006     55.341     65.643            2
        12/31/2007     65.643     51.094            1
2.50%

        12/31/2004     33.729     43.355            4
        12/31/2005     43.355     47.986            7
        12/31/2006     47.986     56.438            8
        12/31/2007     56.438     43.555            7


--------------------------------------------------------------------------------
The Allianz Advantage(TM) NY Variable Annuity Contract Prospectus May 1, 2008
--------------------------------------------------------------------------------

                                              NUMBER OF
                                  AUV         ACCUMULATION
          PERIOD                  AT          UNITS
          OR         AUV AT       END         OUTSTANDING
BENEFIT   YEAR       BEGINNING    OF          AT END OF
OPTION *  ENDED      OF PERIOD    PERIOD      PERIOD
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
Franklin Growth and Income Securities Fund

1.65%

        12/31/2004     28.981     31.531            3
        12/31/2005     31.531     32.106            4
        12/31/2006     32.106     36.873            3
        12/31/2007     36.873     34.922            4
2.50%

        12/31/2004     25.560     27.573            1
        12/31/2005     27.573     27.839            5
        12/31/2006     27.839     31.703            5
        12/31/2007     31.703     29.770            8
Franklin High Income Securities Fund

1.65%

        12/31/2004     20.292     21.930           34
        12/31/2005     21.930     22.287           29
        12/31/2006     22.287     23.976           32
        12/31/2007     23.976     24.222           30
2.50%

        12/31/2004     17.897     19.177            3
        12/31/2005     19.177     19.325            8
        12/31/2006     19.325     20.614           16
        12/31/2007     20.614     20.648           11
Franklin Income Securities Fund

1.65%

        12/31/2004     34.826     39.001           11
        12/31/2005     39.001     38.980           41
        12/31/2006     38.980     45.337           60
        12/31/2007     45.337     46.266           47
2.50%

        12/31/2004     30.716     34.105            6
        12/31/2005     34.105     33.799           12
        12/31/2006     33.799     38.980           49
        12/31/2007     38.980     39.440           36
Franklin Large Cap Growth Securities Fund

1.65%

        12/31/2004     17.024     18.073            2
        12/31/2005     18.073     17.967            3
        12/31/2006     17.967     19.599            3
        12/31/2007     19.599     20.478            4
2.50%

        12/31/2004     15.950     16.789            5
        12/31/2005     16.789     16.549           12
        12/31/2006     16.549     17.900           16
        12/31/2007     17.900     18.543            9
Franklin Rising Dividends Securities Fund

1.65%

        12/31/2004     29.111     31.783           29
        12/31/2005     31.783     32.335           42
        12/31/2006     32.335     37.254           52
        12/31/2007     37.254     35.656           44
2.50%

        12/31/2004     26.301     28.471           10
        12/31/2005     28.471     28.721           18
        12/31/2006     28.721     32.811           19
        12/31/2007     32.811     31.136           11



                                              NUMBER OF
                                  AUV         ACCUMULATION
          PERIOD                  AT          UNITS
          OR         AUV AT       END         OUTSTANDING
BENEFIT   YEAR       BEGINNING    OF          AT END OF
OPTION *  ENDED      OF PERIOD    PERIOD      PERIOD
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
Franklin Small Cap Value Securities Fund

1.65%

        12/31/2004     12.267     14.931            2
        12/31/2005     14.931     15.975            2
        12/31/2006     15.975     18.383            2
        12/31/2007     18.383     17.650            2
2.50%

        12/31/2004     11.690     14.108            6
        12/31/2005     14.108     14.966            6
        12/31/2006     14.966     17.077            5
        12/31/2007     17.077     16.257            3
Franklin Small-Mid Cap Growth Securities Fund

1.65%

        12/31/2004     18.581     20.374            0
        12/31/2005     20.374     21.000            0
        12/31/2006     21.000     22.453            1
        12/31/2007     22.453     24.566            1
2.50%

        12/31/2004     17.334     18.845            2
        12/31/2005     18.845     19.261            4
        12/31/2006     19.261     20.419            4
        12/31/2007     20.419     22.151            3
Franklin Templeton VIP Founding Funds Allocation Fund

1.65%

        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
        12/31/2007        N/A      9.235            0
2.50%

        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
        12/31/2007        N/A      9.196            4
Franklin U.S. Government Fund

1.65%

        12/31/2004     22.675     23.078           19
        12/31/2005     23.078     23.247           28
        12/31/2006     23.247     23.786           32
        12/31/2007     23.786     24.940           27
2.50%

        12/31/2004     19.999     20.181            1
        12/31/2005     20.181     20.157            5
        12/31/2006     20.157     20.451            7
        12/31/2007     20.451     21.261            5
Franklin Zero Coupon Fund 2010

1.65%

        12/31/2004     34.350     35.381            0
        12/31/2005     35.381     35.338            0
        12/31/2006     35.338     35.704            1
        12/31/2007     35.704     38.144            1
2.50%

        12/31/2004     30.296     30.939            0
        12/31/2005     30.939     30.641            0
        12/31/2006     30.641     30.697            1
        12/31/2007     30.697     32.516            4


--------------------------------------------------------------------------------
The Allianz Advantage(TM) NY Variable Annuity Contract Prospectus May 1, 2008
--------------------------------------------------------------------------------

                                              NUMBER OF
                                  AUV         ACCUMULATION
          PERIOD                  AT          UNITS
          OR         AUV AT       END         OUTSTANDING
BENEFIT   YEAR       BEGINNING    OF          AT END OF
OPTION *  ENDED      OF PERIOD    PERIOD      PERIOD
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
Jennison 20/20 Focus Portfolio

1.65%

        12/31/2004     10.363     11.761            0
        12/31/2005     11.761     14.028            2
        12/31/2006     14.028     15.678            2
        12/31/2007     15.678     16.980            1
2.50%

        12/31/2004     10.217     11.497            2
        12/31/2005     11.497     13.597            2
        12/31/2006     13.597     15.068            2
        12/31/2007     15.068     16.180            2
Mutual Discovery Securities Fund

1.65%

        12/31/2004     16.442     19.115            0
        12/31/2005     19.115     21.805            2
        12/31/2006     21.805     26.394            7
        12/31/2007     26.394     29.036           13
2.50%

        12/31/2004     15.472     17.835            4
        12/31/2005     17.835     20.173           13
        12/31/2006     20.173     24.212           30
        12/31/2007     24.212     26.409           46
Mutual Shares Securities Fund

1.65%

        12/31/2004     16.461     18.237            4
        12/31/2005     18.237     19.832            7
        12/31/2006     19.832     23.094           19
        12/31/2007     23.094     23.505           27
2.50%

        12/31/2004     15.491     17.015           11
        12/31/2005     17.015     18.348           26
        12/31/2006     18.348     21.185          107
        12/31/2007     21.185     21.378           94
OpCap Mid Cap Portfolio

1.65%

        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A      9.992            0
        12/31/2007      9.992     10.539            0
2.50%

        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A      9.936            2
        12/31/2007      9.936     10.390           17
Oppenheimer Global Securities Fund/VA

1.65%

        12/31/2004      9.322     10.926            2
        12/31/2005     10.926     12.285            2
        12/31/2006     12.285     14.222            2
        12/31/2007     14.222     14.872            0
2.50%

        12/31/2004      9.091     10.565            0
        12/31/2005     10.565     11.779            0
        12/31/2006     11.779     13.521            0
        12/31/2007     13.521     14.019            0



                                              NUMBER OF
                                  AUV         ACCUMULATION
          PERIOD                  AT          UNITS
          OR         AUV AT       END         OUTSTANDING
BENEFIT   YEAR       BEGINNING    OF          AT END OF
OPTION *  ENDED      OF PERIOD    PERIOD      PERIOD
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
Oppenheimer High Income Fund/VA

1.65%

        12/31/2004     11.082     11.877            0
        12/31/2005     11.877     11.954            0
        12/31/2006     11.954     12.867            0
        12/31/2007     12.867     12.642            0
2.50%

        12/31/2004     10.808     11.485            2
        12/31/2005     11.485     11.461            0
        12/31/2006     11.461     12.233            0
        12/31/2007     12.233     11.917            0
Oppenheimer Main Street Fund/VA

1.65%

        12/31/2004      8.671      9.335            0
        12/31/2005      9.335      9.732            0
        12/31/2006      9.732     11.011            0
        12/31/2007     11.011     11.309            0
2.50%

        12/31/2004      8.456      9.027           19
        12/31/2005      9.027      9.331           19
        12/31/2006      9.331     10.469           17
        12/31/2007     10.469     10.660           17
PIMCO VIT All Asset Portfolio

1.65%

        12/31/2004        N/A     11.858            1
        12/31/2005     11.858     12.391            1
        12/31/2006     12.391     12.757            1
        12/31/2007     12.757     13.592            0
2.50%

        12/31/2004        N/A     11.791            2
        12/31/2005     11.791     12.217           12
        12/31/2006     12.217     12.471           16
        12/31/2007     12.471     13.174           23
PIMCO VIT CommodityRealReturn Strategy Portfolio

1.65%

        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A     11.018            1
        12/31/2006     11.018     10.502            5
        12/31/2007     10.502     12.730            4
2.50%

        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A     10.955            4
        12/31/2006     10.955     10.354           15
        12/31/2007     10.354     12.444           16
PIMCO VIT Emerging Markets Bond Portfolio

1.65%

        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A     10.909            0
        12/31/2006     10.909     11.727            2
        12/31/2007     11.727     12.205            3
2.50%

        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A     10.847            3
        12/31/2006     10.847     11.561            4
        12/31/2007     11.561     11.931            0


--------------------------------------------------------------------------------
The Allianz Advantage(TM) NY Variable Annuity Contract Prospectus May 1, 2008
--------------------------------------------------------------------------------

                                              NUMBER OF
                                  AUV         ACCUMULATION
          PERIOD                  AT          UNITS
          OR         AUV AT       END         OUTSTANDING
BENEFIT   YEAR       BEGINNING    OF          AT END OF
OPTION *  ENDED      OF PERIOD    PERIOD      PERIOD
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
PIMCO VIT Global Bond Portfolio (Unhedged)

1.65%

        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A      9.333            1
        12/31/2006      9.333      9.608            1
        12/31/2007      9.608     10.371            0
2.50%

        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A      9.280            0
        12/31/2006      9.280      9.472            3
        12/31/2007      9.472     10.138            2
PIMCO VIT High Yield Portfolio

1.65%

        12/31/2004     11.497     12.390            1
        12/31/2005     12.390     12.691            2
        12/31/2006     12.691     13.620            2
        12/31/2007     13.620     13.867            2
2.50%

        12/31/2004     11.213     11.981            5
        12/31/2005     11.981     12.168           10
        12/31/2006     12.168     12.949            9
        12/31/2007     12.949     13.071           10
PIMCO VIT Real Return Portfolio

1.65%

        12/31/2004     10.499     11.247            8
        12/31/2005     11.247     11.296           11
        12/31/2006     11.296     11.191           15
        12/31/2007     11.191     12.181           16
2.50%

        12/31/2004     10.439     11.088           22
        12/31/2005     11.088     11.042           32
        12/31/2006     11.042     10.847           29
        12/31/2007     10.847     11.706           31
PIMCO VIT StocksPLUS Growth and Income Portfolio

1.65%

        12/31/2004      8.688      9.470            0
        12/31/2005      9.470      9.640            0
        12/31/2006      9.640     10.895            0
        12/31/2007     10.895     11.451            0
2.50%

        12/31/2004      8.473      9.157            0
        12/31/2005      9.157      9.243            0
        12/31/2006      9.243     10.358            0
        12/31/2007     10.358     10.794            0
PIMCO VIT Total Return Portfolio

1.65%

        12/31/2004     11.816     12.191            5
        12/31/2005     12.191     12.286            8
        12/31/2006     12.286     12.551           13
        12/31/2007     12.551     13.426            8
2.50%

        12/31/2004     11.524     11.788           12
        12/31/2005     11.788     11.780           27
        12/31/2006     11.780     11.933           36
        12/31/2007     11.933     12.656           32



                                              NUMBER OF
                                  AUV         ACCUMULATION
          PERIOD                  AT          UNITS
          OR         AUV AT       END         OUTSTANDING
BENEFIT   YEAR       BEGINNING    OF          AT END OF
OPTION *  ENDED      OF PERIOD    PERIOD      PERIOD
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
Seligman Smaller-Cap Value Portfolio

1.65%

        12/31/2004     14.777     17.434            1
        12/31/2005     17.434     16.468            1
        12/31/2006     16.468     19.640            1
        12/31/2007     19.640     20.118            1
2.50%

        12/31/2004     14.411     16.859            1
        12/31/2005     16.859     15.789            1
        12/31/2006     15.789     18.672            1
        12/31/2007     18.672     18.963            1
SP International Growth Portfolio

1.65%

        12/31/2004      5.554      6.344            0
        12/31/2005      6.344      7.226            0
        12/31/2006      7.226      8.542            0
        12/31/2007      8.542     10.008            0
2.50%

        12/31/2004      5.412      6.129            0
        12/31/2005      6.129      6.923            0
        12/31/2006      6.923      8.114            0
        12/31/2007      8.114      9.426            8
SP Strategic Partners Focused Growth Portfolio

1.65%

        12/31/2004      5.956      6.438            0
        12/31/2005      6.438      7.272            0
        12/31/2006      7.272      7.074            0
        12/31/2007      7.074      7.979            0
2.50%

        12/31/2004      5.803      6.220            2
        12/31/2005      6.220      6.967            2
        12/31/2006      6.967      6.720            2
        12/31/2007      6.720      7.515            2
Templeton Developing Markets Securities Fund

1.65%

        12/31/2004     11.116     13.635            1
        12/31/2005     13.635     17.092            2
        12/31/2006     17.092     21.535            5
        12/31/2007     21.535     27.278            5
2.50%

        12/31/2004     10.227     12.438            9
        12/31/2005     12.438     15.460           22
        12/31/2006     15.460     19.314           19
        12/31/2007     19.314     24.256           15
Templeton Foreign Securities Fund

1.65%

        12/31/2004     18.055     21.049            1
        12/31/2005     21.049     22.811            2
        12/31/2006     22.811     27.251            2
        12/31/2007     27.251     30.946            2
2.50%

        12/31/2004     16.313     18.857            2
        12/31/2005     18.857     20.263            3
        12/31/2006     20.263     24.003            5
        12/31/2007     24.003     27.025            6


--------------------------------------------------------------------------------
The Allianz Advantage(TM) NY Variable Annuity Contract Prospectus May 1, 2008
--------------------------------------------------------------------------------

                                              NUMBER OF
                                  AUV         ACCUMULATION
          PERIOD                  AT          UNITS
          OR         AUV AT       END         OUTSTANDING
BENEFIT   YEAR       BEGINNING    OF          AT END OF
OPTION *  ENDED      OF PERIOD    PERIOD      PERIOD
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
Templeton Global Income Securities Fund

1.65%

        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
        12/31/2007        N/A     30.931            0
2.50%

        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
        12/31/2007        N/A     26.483            0



                                              NUMBER OF
                                  AUV         ACCUMULATION
          PERIOD                  AT          UNITS
          OR         AUV AT       END         OUTSTANDING
BENEFIT   YEAR       BEGINNING    OF          AT END OF
OPTION *  ENDED      OF PERIOD    PERIOD      PERIOD
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
Templeton Growth Securities Fund

1.65%

        12/31/2004     19.376     22.112           12
        12/31/2005     22.112     23.679           16
        12/31/2006     23.679     28.372           17
        12/31/2007     28.372     28.560           24
2.50%

        12/31/2004     17.826     20.171            9
        12/31/2005     20.171     21.418           15
        12/31/2006     21.418     25.446           70
        12/31/2007     25.446     25.397           49

--------------------------------------------------------------------------------
The Allianz Advantage(TM) NY Variable Annuity Contract Prospectus May 1, 2008
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
APPENDIX C - GMIB AND GPWB VALUE CALCULATION EXAMPLES


o You purchase a Contract with an initial Purchase Payment of $100,000. You make no additional Purchase Payments and are the only Owner.

o    The MAV on the ninth Contract Anniversary is $180,000.

o You take a partial withdrawal of $20,000 in the tenth Contract Year when the Contract Value (before the partial withdrawal) is $160,000. The withdrawal charge period on the initial Purchase Payment has expired so there is no withdrawal charge on this partial withdrawal.

o    You take no other partial withdrawals.

o The Contract Value on the tenth Contract Anniversary is $140,000. o You have not yet reached your 80th birthday as of the tenth Contract Anniversary.

NOTE: The M&E charges are higher for Contracts with the Enhanced GBP than for Contracts with the Traditional GBP. If the differences in these charges were reflected in the assumptions for these examples, the Contract Values would be lower for Contracts with the Enhanced GBP than for Contracts with the Traditional GBP.

TRADITIONAL GBP EXAMPLE:

On the tenth Contract Anniversary the Traditional GMIB value is equal to:
    Total Purchase Payments:..................................................................................$100,000
                                                                                                              --------
        Reduced proportionately by the percentage of Contract Value withdrawn:
           ($20,000 / $160,000) = 0.125 x $100,000 =.........................................................-  12,500
                                                                                                             ---------
        Traditional GMIB value as of the tenth Contract Anniversary:..........................................$ 87,500
                                                                                                              ========

The Traditional GMIB value is less than the Contract Value and, therefore, GMIB
Payments would not be available. However, fixed Traditional Annuity Payments based on the $140,000 Contract Value would be available. GPWB Payments would be available, but you can withdraw more money under the partial withdrawal privilege.

ENHANCED GBP EXAMPLE:

On the tenth Contract Anniversary, the Enhanced GMIB value is equal to 1 or 2:
1) THE 7% AIA:

    Initial Purchase Payment...............................................................................$100,000.00
        Increased by 7% on the first Contract Anniversary.............................................X           1.07
                                                                                                      ----------------
                                                                                                           $107,000.00

        Increased by 7% on the second Contract Anniversary............................................X           1.07
                                                                                                      ----------------
                                                                                                           $114,490.00

        Increased by 7% on the third Contract Anniversary.............................................X           1.07
                                                                                                      ----------------
                                                                                                           $122,504.30

        On the ninth Contract Anniversary the 7% AIA is....................................................$183,845.92
        Reduced proportionately by the percentage of Contract Value withdrawn:
           ($20,000 / $160,000) = 0.125 x $183,845.92 =..................................................-   22,980.74
                                                                                                         -------------
                                                                                                           $160,865.18

        Increased by 7% on the tenth Contract Anniversary.............................................X           1.07
                                                                                                      ----------------
                                                                                                           $172,125.74

        Verifying that the 7% AIA is within the maximum limit:

           2 times Purchase Payments: 2 x $100,000 =.........................................$200,000
           Reduced proportionately by the percentage of Contract Value withdrawn:
               ($20,000 / $160,000) = 0.125 x $200,000 =...................................-   25,000
                                                                                           ----------
                                                                                             $175,000


--------------------------------------------------------------------------------
The Allianz Advantage(TM) NY Variable Annuity Contract Prospectus May 1, 2008
--------------------------------------------------------------------------------

                                       79



2) THE MAV:

    The MAV on the ninth Contract Anniversary.................................................................$180,000
        Reduced proportionately by the percentage of Contract Value withdrawn:
           ($20,000 / $160,000) = 0.125 x $180,000 =........................................................-   22,500
                                                                                                            ----------
                                                                                                              $157,500

The 7% AIA is greater than the MAV, therefore, the Enhanced GMIB value on the tenth Contract Anniversary is equal to $172,125.74. However, it is possible that fixed Traditional Annuity Payments based on the $140,000 Contract Value may be more than GMIB Payments based on the 7% AIA depending on the current interest rates available at the time of annuitization. GPWB Payments would also be available, but GPWB Payments would be based on the greater of the MAV ($157,500) or the 5% AIA.

THE 5% AIA:

    Initial Purchase Payment...............................................................................$100,000.00
        Increased by 5% on the first Contract Anniversary.............................................X           1.05
                                                                                                      ----------------
                                                                                                           $105,000.00

        Increased by 5% on the second Contract Anniversary............................................X           1.05
                                                                                                      ----------------
                                                                                                           $110,250.00

        Increased by 5% on the third Contract Anniversary.............................................X           1.05
                                                                                                      ----------------
                                                                                                           $115,762.50

        On the ninth Contract Anniversary the 5% AIA is....................................................$155,132.82
        Reduced proportionately by the percentage of Contract Value withdrawn:
           ($20,000 / $160,000) = 0.125 x $155,132.80 =..................................................-   19,391.60
                                                                                                         -------------
                                                                                                           $135,741.22

        Increased by 5% on the tenth Contract Anniversary.............................................X           1.05
                                                                                                      ----------------
                                                                                                           $142,528.28

        Verifying that the 5% AIA is within the maximum limit:

           2 times Purchase Payments made in the first five Contract Years: 2 x
           $100,000 =...$200,000 Reduced proportionately by the percentage of Contract Value withdrawn:

               ($20,000 / $160,000) = 0.125 x $200,000 =..................................-    25,000
                                                                                          -----------
                                                                                             $175,000


--------------------------------------------------------------------------------
The Allianz Advantage(TM) NY Variable Annuity Contract Prospectus May 1, 2008
--------------------------------------------------------------------------------

                                       80


--------------------------------------------------------------------------------
APPENDIX D - DEATH BENEFIT CALCULATION EXAMPLES

o You purchase a Contract with an initial Purchase Payment of $100,000. You are the only Owner and are age 69 or younger on the Issue Date. You make no additional Purchase Payments.

o   The MAV on the ninth Contract Anniversary is $180,000.

o You take a partial withdrawal of $20,000 in the tenth Contract Year when the Contract Value on the date of (but before the partial withdrawal) is $160,000. The withdrawal charge period on the initial Purchase Payment has expired so there is no withdrawal charge on this partial withdrawal. You take no other partial withdrawals.

o   The Contract Value on the tenth Contract Anniversary is $140,000.

NOTE: We calculate the MAV only for Contracts with the Enhanced GMDB. The M&E charges are higher for Contracts with the Enhanced GMDB than for Contracts with the Traditional GMDB. If the differences in these charges were reflected above, the Contract Values would be lower for Contracts with the Enhanced GMDB than for Contracts with the Traditional GMDB.

IF YOU ELECTED THE TRADITIONAL GMDB:

We calculate the death benefit on the tenth Contract Anniversary as the greater of:

1) Contract Value ............................................................................................$140,000
2) The Traditional GMDB value:
    Total Purchase Payments received..........................................................................$100,000
        Reduced proportionately by the percentage of Contract Value withdrawn: ($20,000 / $160,000) = 0.125 x $100,000 =...............................................- 12,500
                                                                                                              --------
                                                                                                              $ 87,500

Therefore, the death benefit that would be payable as of the tenth Contract
Anniversary is the $140,000 Contract Value.

IF YOU ELECTED THE ENHANCED GMDB:

We calculate the death benefit on the tenth Contract Anniversary as the greater of:
1) Contract Value ............................................................................................$140,000
2) The Enhanced GMDB value, which is the MAV:

    The MAV on the ninth Contract Anniversary.................................................................$180,000
        Reduced proportionately by the percentage of Contract Value withdrawn:
           ($20,000 / $160,000) = 0.125 x $180,000 =.........................................................-  22,500
                                                                                                             ---------
                                                                                                              $157,500

Therefore, the death benefit that would be payable as of the tenth Contract
Anniversary is the 157,500 MAV.


--------------------------------------------------------------------------------
The Allianz Advantage(TM) NY Variable Annuity Contract Prospectus May 1, 2008
--------------------------------------------------------------------------------

                                       81

--------------------------------------------------------------------------------
APPENDIX E - WITHDRAWAL CHARGE EXAMPLES


All of the following examples assume you purchase a Contract with an initial
Purchase Payment of $100,000 and you make no additional Purchase Payments. The partial withdrawal privilege for each Contract Year is 15% of your Contract
Value as of the immediately preceding Contract Anniversary, less any previous withdrawals taken during the Contract Year that were not subject to a withdrawal charge. Any unused partial withdrawal privilege in one Contract Year does not carry over to the next Contract Year.


FULL WITHDRAWAL WHEN THE CONTRACT VALUE HAS DECLINED DUE TO A LOSS IN YOUR
SELECTED INVESTMENT OPTIONS:
o    You take a full withdrawal in the third Contract Year when the Contract
     Value is $90,000 and the withdrawal charge is 6%. You have taken no other withdrawals from the Contract.
o There are no Purchase Payments that are beyond the withdrawal charge period. Because this is a full withdrawal, we assess the withdrawal charge against the entire Withdrawal Charge Basis.

We  calculate the withdrawal charge as follows: The Withdrawal Charge Basis is equal to the lesser of:
       Total Purchase Payments less any Purchase Payments withdrawn that were subject to a withdrawal charge = $100,000 - $0 = .................................................$100,000
       The Contract Value, less any amounts available under the partial withdrawal privilege =
        $90,000 - (15% x $90,000) = $90,000 - $13,500 =.......................................$76,500
    Withdrawal Charge Basis..........................................................................$76,500
    Multiplied by the withdrawal charge...........................................................X       6%
                                                                                                  ----------
           .........................................................................................$  4,590
                                                                                                    ========

Therefore, we would withdraw $90,000 from the Contract and pay you $85,410 ($90,000 less the $4,590 withdrawal charge).

PARTIAL WITHDRAWAL UNDER THE PARTIAL WITHDRAWAL PRIVILEGE FOLLOWED BY A FULL WITHDRAWAL:

o You take a partial withdrawal of $9,000 in the second Contract Year when the Contract Value is $110,000. The total amount available under the partial withdrawal privilege at this time is equal to 15% x $110,000 = $16,500. The
    $9,000 withdrawn is not subject to a withdrawal charge.

o   You take a full withdrawal in the third Contract Year when the Contract
    Value is $90,000 and the withdrawal charge is 6%. At this time there are no Purchase Payments that are beyond the withdrawal charge period. Because this is a full withdrawal, we assess the withdrawal charge against the entire
    Withdrawal Charge Basis.

We  calculate the withdrawal charge for the full withdrawal as follows: The
    Withdrawal Charge Basis is equal to the lesser of:
       Total Purchase Payments less any Purchase Payments withdrawn that were subject to a withdrawal charge = $100,000 - $0 = .................................................$100,000
       The Contract Value, less any amounts available under the partial withdrawal privilege =
        $90,000 - (15% x $90,000) = $90,000 - $13,500 =.......................................$76,500
    Withdrawal Charge Basis ...........................................................................$76,500
    Multiplied by the withdrawal charge.............................................................X       6%
                                                                                                    ----------
           ...........................................................................................$  4,590
                                                                                                      ========

Therefore, upon the full withdrawal, we would withdraw $90,000 from the Contract and pay you $85,410 ($90,000 less the
$4,590 withdrawal charge). In this example, your total distributions from the Contract after deducting the withdrawal charges are $94,410.


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                                       82


PARTIAL WITHDRAWAL IN EXCESS OF THE PARTIAL WITHDRAWAL PRIVILEGE FOLLOWED BY A FULL WITHDRAWAL:

o You take a partial withdrawal of $25,000 in the second Contract Year when the Contract Value is $110,000 and the withdrawal charge is 6%. The total amount available under the partial withdrawal privilege at this time is equal to 15% x $110,000 = $16,500, so $8,500 of the withdrawal is subject to a withdrawal charge.

We calculate the withdrawal charge for the partial withdrawal as follows:
    The amount of the withdrawal that is subject to a withdrawal charge.................................$8,500
    Multiplied by the withdrawal charge.............................................................X       6%
                                                                                                    ----------
           ...............................................................................................$510
                                                                                                          ====
Therefore, we would withdraw $25,510 from the Contract and pay you $25,000.

o   Continuing the example, assume you take a full withdrawal in the third
    Contract Year when the Contract Value is $90,000 and the withdrawal charge is 6%. At this time there are no Purchase Payments that are beyond the withdrawal charge period. Because this is a full withdrawal, we assess the withdrawal charge against the entire Withdrawal Charge Basis.

We  calculate the withdrawal charge for the full withdrawal as follows:

The Withdrawal Charge Basis is equal to the lesser of:

       Total Purchase Payments less any Purchase Payments withdrawn that were subject to a withdrawal charge = $100,000 - $8,500 = ..............................................$91,500
       The Contract Value, less any amounts available under the partial withdrawal privilege =
        $90,000 - (15% x 90,000) = $90,000 - $13,500 =........................................$76,500
    Withdrawal Charge Basis ...........................................................................$76,500
    Multiplied by the withdrawal charge.............................................................X       6%
                                                                                                    ----------
           ...........................................................................................$  4,590
                                                                                                      ========

Therefore, upon the full withdrawal, we would withdraw $90,000 from the Contract and pay you $85,410 ($90,000 less the $4,590 withdrawal charge). In this example, your total distributions from the Contract after deducting the withdrawal charges are $110,500.


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                                       83


--------------------------------------------------------------------------------
FOR SERVICE OR MORE INFORMATION

In order to help you understand how your Contract Values vary over time and under different sets of assumptions, we will provide you with certain personalized illustrations upon request and free of charge. You can request illustrations by contacting your registered representative. Illustrations demonstrate how your Contract Value, cash surrender value, death benefits and (if applicable) the GMIB and/or GPWB values change based on the investment experience of the Investment Options or the hypothetical rate of return. The illustrations are hypothetical and may not be used to project or predict investment results.

You can review and copy information about us, the Separate Account, the prospectus and the SAI at the SEC's Public Reference Room in Washington, D.C. You may obtain information about the operation of the Public Reference Room by calling (202) 551-8090.

The SEC also maintains a website (http://www.sec.gov). The prospectus, the SAI and other information about the Contract are available on the EDGAR database on the SEC's website. If you do not have access to the website you can get copies of information from the website upon payment of a duplication fee by writing to:

    PUBLIC REFERENCE SECTION OF THE COMMISSION
    100 F Street, NE
    Washington, DC 20549

You can contact us at:

    ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
    One Chase Manhattan Plaza, 37th Floor
    New York, NY 10005-1423
    (800) 624-0197

If you need service (such as changes in Contract information, inquiry into Contract Values, to request a withdrawal, etc.), please contact our Service
Center:

    ALLIANZ SERVICE CENTER
    P.O. Box 1122
    Southeastern, PA 19398-1122
    (800) 624-0197


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                                  PART B - SAI



                                       1

                      STATEMENT OF ADDITIONAL INFORMATION
                          ALLIANZ ADVANTAGE(TM) NEW YORK
                      INDIVIDUAL FLEXIBLE PURCHASE PAYMENT
                       VARIABLE DEFERRED ANNUITY CONTRACT
                                    ISSUED BY
                    ALLIANZ LIFE(R) OF NY VARIABLE ACCOUNT C
                             (THE SEPARATE ACCOUNT)
                                       AND
                   ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
                     (ALLIANZ LIFE OF NEW YORK, WE, US, OUR)


                                   MAY 1, 2008


This is not a prospectus. This Statement of Additional Information (SAI) should be read in conjunction with the prospectus for the Contract, which is dated the same date as this SAI. Definitions of capitalized terms can be found in the glossary in the prospectus. The prospectus is incorporated in this SAI by reference.

The prospectus for the Contract concisely sets forth information that a prospective investor ought to know before investing. For a copy of the Contract prospectus, call or write us at:
                   ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
                      One Chase Manhattan Plaza, 37th Floor
                             New York, NY 10005-1423
                                 (800) 624-0197

--------------------------------------------------------------------------------
                                TABLE OF CONTENTS
ALLIANZ LIFE OF NEW YORK..............................2

EXPERTS...............................................2

LEGAL OPINIONS........................................2

DISTRIBUTOR...........................................2

REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE.....3

FEDERAL TAX STATUS....................................3
    GENERAL...........................................3
    DIVERSIFICATION...................................4
    OWNER CONTROL.....................................4
    CONTRACTS OWNED BY NON-INDIVIDUALS................5
    INCOME TAX WITHHOLDING............................5
    REQUIRED DISTRIBUTIONS............................5
    QUALIFIED CONTRACTS...............................5


ANNUITY PROVISIONS....................................6
    ANNUITY UNITS/CALCULATING
     VARIABLE ANNUITY PAYMENTS........................7


MORTALITY AND EXPENSE RISK GUARANTEE..................7

INFORMATION ON ORIGINAL CONTRACTS.....................7

ENHANCED GMIB/GPWB VALUES FOR CONTRACTS ISSUED
    FROM  FEBRUARY 19, 2004 TO APRIL 28, 2006 WITH
    THE ENHANCED GBP..................................9
    CALCULATING THE AIAS..............................9
    CALCULATING THE MAV..............................10

FINANCIAL STATEMENTS.................................10

APPENDIX - CONDENSED FINANCIAL INFORMATION...........11


                                                                     ADVSAI-0508
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                                       2

ALLIANZ LIFE OF NEW YORK

Allianz Life of New York is a stock life insurance company organized under the laws of the state of New York. Before January 1, 2003, Allianz Life of New York was known as Preferred Life Insurance Company of New York. We are a subsidiary of Allianz Life Insurance Company of North America (Allianz Life), which is also a stock life Insurance company. Allianz Life is a subsidiary of Allianz of America, Inc. (AZOA), a financial holding company. AZOA is a subsidiary of Allianz SE, a provider of integrated financial services. Allianz SE is headquartered in Munich, Germany, and has sales outlets throughout the world. We offer fixed and variable annuities, individual and group life insurance, and long-term care insurance.

Allianz Life of New York does not have a separate custodian for the assets owned through the Separate Account. Most mutual fund shares are not in certificated form, and as such, Allianz Life of New York in effect acts as self custodian for the non-certificated shares we own through the Separate Account.

EXPERTS


The financial statements of Allianz Life of NY Variable Account C as of and for the year ended December 31, 2007 (including the statements of changes in net assets for each of the years or periods in the two year period then ended) and the financial statements and supplemental schedules of Allianz Life of New York as of December 31, 2007 and 2006 and for each of the years in the three-year period ended December 31, 2007, included in this SAI have been audited by KPMG LLP, independent registered public accounting firm, as indicated in their report included in this SAI and are included herein in reliance upon such reports and upon the authority of said firm as experts in accounting and auditing. The principal business address of KPMG LLP is 4200 Wells Fargo Center, Minneapolis, MN.


LEGAL OPINIONS

Stewart D. Gregg, Senior Securities Counsel of Allianz Life of New York, has provided legal advice on certain matters in connection with the issuance of the Contracts.

DISTRIBUTOR

Allianz Life Financial Services, LLC (Allianz Life Financial (previously USAllianz Investor Services, LLC)), a wholly-owned subsidiary of Allianz Life Insurance Company of North America, acts as the distributor. Allianz Life Financial does not sell the Contracts on a retail basis. Rather, Allianz Life Financial enters into selling agreements with other third-party broker/dealers registered under the Securities Exchange Act of 1934 (selling firms) for the sale of the Contracts. The Contracts are offered to the public on a continuous basis. We anticipate continuing to offer the Contracts, but reserve the right to discontinue the offering.

We pay commissions for sales of the Contracts. Allianz Life Financial passes through most of the commissions it receives to selling firms for their sales. Allianz Life Financial received sales compensation with respect to the Contracts issued under Allianz Life of NY Variable Account C in the following amounts during the last three calendar years:


                 ------------- -------------------------------- ------------------------------------
                 ------------        AGGREGATE AMOUNT OF          AGGREGATE AMOUNT OF COMMISSIONS
                   CALENDAR          COMMISSIONS PAID TO        RETAINED BY ALLIANZ LIFE FINANCIAL
                     YEAR          ALLIANZ LIFE FINANCIAL         AFTER PAYMENTS TO SELLING FIRMS
                 ------------- -------------------------------- ------------------------------------
                 ------------- -------------------------------- ------------------------------------
                     2005             $4,367,160.63                             $0
                 ------------- -------------------------------- ------------------------------------
                 ------------- -------------------------------- ------------------------------------
                     2006             $5,508,561.44                             $0
                 ------------- -------------------------------- ------------------------------------
                 ------------- -------------------------------- ------------------------------------
                     2007             $5,838,450.54                             $0
                 ------------- -------------------------------- ------------------------------------


We may fund Allianz Life Financial's operating and other expenses including: overhead; legal and accounting fees; registered representative training; deferred compensation and insurance benefits for registered representatives; compensation for the Allianz Life Financial management team; and other expenses associated with the Contracts. We also pay for Allianz Life Financial's operating and other expenses, including overhead, legal and accounting fees.


As described above, Allianz Life Financial sells its Contracts primarily through "wholesaling", in which Allianz Life Financial sells contracts through a large group of mostly non-affiliated broker/dealer firms. Currently, Allianz Life Financial has agreements with approximately 1,116 retail broker/dealers to sell its Contracts. All of the broker/dealer firms except one are non-affiliated. As described in the prospectus, Allianz Life Financial may pay marketing support payments to certain of these firms for providing marketing support services in the sale of the Contracts. Currently, Allianz Life Financial makes marketing support payments to approximately 40-45 firms. These payments vary in amount. In 2007, the five firms receiving the largest payments, ranging from $525,320 to $1,867,575, are listed below. Marketing


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                                       3


support payments may also be made to managers of Investment Options or their affiliates for providing Investment Option information and marketing support.


       FIRM NAME
---------------------------------------
---------------------------------------
  1    LPL Financial Network
  2    AIG Advisor Group
  3    National Planning Holdings
  4    H D Vest Investments
  5    Raymond James


REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE

We may reduce or eliminate the amount of the withdrawal charge on the Contracts when Contract sales are made to individuals or to a group of individuals in a manner that results in savings of sales expenses. We will determine the entitlement to a reduction of the withdrawal charge after examination of the following factors:
o   the size of the group;
o the total amount of Purchase Payments expected to be received from the group;
o the nature of the group for which the Contracts are purchased, and the persistency expected in that group (for example, the expectation that the Owners will continue to hold the Contracts for a certain period of time);
o the purpose for which the Contracts are purchased and whether that purpose makes it likely that expenses will be reduced; and
o any other circumstances which we believe to be relevant to determining whether reduced sales or administrative expenses may be expected.
None of these reductions are contractually guaranteed. We may eliminate the withdrawal charge when the Contracts are issued to an officer, director or employee of Allianz Life of New York or any of its affiliates. We may reduce or eliminate the withdrawal charge when the Contract is sold by a registered representative appointed with Allianz Life of New York to any members of his or her immediate family and the commission is waived. In no event will any reduction or elimination of the withdrawal charge be permitted where the reduction or elimination will be unfairly discriminatory to any person.

FEDERAL TAX STATUS

NOTE: THE FOLLOWING DESCRIPTION IS BASED UPON OUR UNDERSTANDING OF CURRENT FEDERAL INCOME TAX LAW APPLICABLE TO ANNUITIES IN GENERAL. WE CANNOT PREDICT THE PROBABILITY THAT ANY CHANGES IN SUCH LAWS WILL BE MADE. PURCHASERS ARE CAUTIONED TO SEEK COMPETENT TAX ADVICE REGARDING THE POSSIBILITY OF SUCH CHANGES. WE DO NOT GUARANTEE THE TAX STATUS OF THE CONTRACTS. PURCHASERS BEAR THE COMPLETE RISK THAT THE CONTRACTS MAY NOT BE TREATED AS "ANNUITY CONTRACTS" UNDER FEDERAL INCOME TAX LAWS. IT SHOULD BE FURTHER UNDERSTOOD THAT THE FOLLOWING DISCUSSION IS NOT EXHAUSTIVE AND THAT SPECIAL RULES NOT DESCRIBED HEREIN MAY BE APPLICABLE IN CERTAIN SITUATIONS. MOREOVER, NO ATTEMPT HAS BEEN MADE TO CONSIDER ANY APPLICABLE STATE OR OTHER TAX LAWS.


GENERAL
Section 72 of the Internal Revenue Code of 1986, as amended (the Code) governs taxation of annuities in general. An Owner is generally not taxed on increases in the value of a Contract until distribution occurs, either in the form of a lump sum payment or as Annuity Payments. For a lump sum payment received as a full withdrawal (total redemption) or death benefit, the recipient is taxed on the portion of the payment that exceeds the cost basis of the Contract (your investment). For Non-Qualified Contracts, this cost basis is generally the Purchase Payments, while for Qualified Contracts there may be no cost basis. The taxable portion of the lump sum payment is taxed at ordinary income tax rates. A partial withdrawal results in tax on any gain in the Contract (for example, the difference, if any, between the Contract Value immediately before the withdrawal, unreduced by any charges, and the Contract's cash basis). Lump sum withdrawals, whether partial or full, may also be subject to a federal penalty tax equal to 10% of the taxable amount.


For Annuity Payments, the portion of each payment included in income equals the excess of the payment over the exclusion amount. The exclusion amount for Annuity Payments based on a variable Annuity Option is determined by dividing the investment in the Contract (adjusted for any period certain or refund guarantee) by the number of years over which the annuity is expected to be paid (which is determined by Treasury Regulations). The exclusion amount for Annuity Payments based on a fixed Annuity Option is determined by multiplying the Annuity Payment by the ratio that

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                                       4


the investment in the Contract (adjusted for any period certain or refund guarantee) bears to the expected return under the Contract. Annuity Payments received after the investment in the Contract has been recovered (for example, when the total of the excludable amounts equal the investment in the Contract) are fully taxable. The taxable portion of an Annuity Payment is taxed at ordinary income tax rates. Partial Annuitizations are taxed as partial withdrawals, not as Annuity Payments, until the entire Contract Value has been applied to Annuity Payments. For certain types of Qualified Contracts there may be no cost basis in the Contract within the meaning of Section 72 of the Code. Owners, Annuitants and Beneficiaries under the Contracts should seek competent financial advice about the tax consequences of any distributions.

We are taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity from us, and its operations form a part of Allianz Life of New York.

Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the Contract.

We have the right to modify the Contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity Owners currently receive. We make no guarantee regarding the tax status of any contract and do not intend the above discussion as tax advice.


DIVERSIFICATION
Section 817(h) of the Code imposes certain diversification standards on the underlying assets of variable annuity contracts. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not adequately diversified in accordance with regulations prescribed by the United States Treasury Department (Treasury Department). Disqualification of the Contract as an annuity contract would result in the imposition of federal income tax to the Owner with respect to earnings allocable to the Contract before the receipt of Annuity Payments under the Contract. The Code contains a safe harbor provision which provides that annuity contracts, such as the Contract, meet the diversification requirements if, as of the end of each quarter, the underlying assets meet the diversification standards for a regulated investment company and no more than 55% of the total assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies.


On March 2, 1989, the Treasury Department issued regulations (Treas. Reg. 1.817-5) which established diversification requirements for the Investment Options underlying variable contracts such as the Contract. The regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under these regulations, an Investment Option will be deemed adequately diversified if:

o no more than 55% of the value of the total assets of the Investment Option is represented by any one investment;
o no more than 70% of the value of the total assets of the Investment Option is represented by any two investments;
o no more than 80% of the value of the total assets of the Investment Option is represented by any three investments; and
o no more than 90% of the value of the total assets of the Investment Option is represented by any four investments.

The Code provides that for purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, "each United States government agency or instrumentality shall be treated as a separate issuer."

We intend that all Investment Options underlying the Contracts will be managed by the investment advisers in such a manner as to comply with these diversification requirements.

OWNER CONTROL
The Treasury Department has indicated that the diversification regulations do not provide guidance regarding the circumstances in which Owner control of the investments of the Separate Account will cause the Owner to be treated as the owner of the assets of the Separate Account, thereby resulting in the loss of favorable tax treatment for the Contract. In certain circumstances, owners of variable annuity contracts have been considered for federal income tax purposes to be the owners of the assets of the separate account, supporting their contracts due to their ability to exercise investment control over those assets. When this is the case, the contract owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of our Contracts, such as the flexibility of an Owner to allocate Purchase Payments and transfer amounts among the investment divisions of the Separate Account, have not been explicitly addressed in published rulings. While we believe that the Contracts do not

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                                       5


give Owners investment control over Separate Account assets, we reserve the right to modify the Contracts as necessary to prevent an Owner from being treated as the owner of the Separate Account assets supporting the Contract.


CONTRACTS OWNED BY NON-INDIVIDUALS
Under Section 72(u) of the Code, the investment earnings on Purchase Payments for the Contracts will be taxed currently to the Owner if the Owner is a non-individual, for example, a corporation or certain other entities. Such Contracts generally will not be treated as annuities for federal income tax purposes. However, this treatment is not applied to Contracts held by a trust or other entity as an agent for an individual or to Contracts held by qualified retirement plans. Purchasers should consult a tax adviser before purchasing a Contract to be owned by a non-individual.


INCOME TAX WITHHOLDING
All distributions or the portion thereof which is included in the gross income of the Owner are subject to federal income tax withholding. Generally, amounts are withheld from periodic payments at the same rate as wages and at the rate of 10% from non-periodic payments. However, the Owner, in most cases, may elect not to have taxes withheld or to have withholding done at a different rate.


Certain distributions from retirement plans qualified under Section 401 of the Code, which are not directly rolled over to another eligible retirement plan or individual retirement account or Individual Retirement Annuity, are subject to a mandatory 20% withholding for federal income tax. The 20% withholding requirement generally does not apply to:
o a series of substantially equal payments made at least annually for the life or life expectancy of the participant or joint and last survivor expectancy of the participant and a designated Beneficiary, or for a specified period of ten years or more; or
o   distributions which are required minimum distributions; or
o the portion of the distributions not included in gross income (for example, returns of after-tax contributions); or
o   hardship withdrawals.

Participants should consult a tax adviser regarding withholding requirements.


REQUIRED DISTRIBUTIONS
In order to be treated as an annuity contract for federal income tax purposes,
Section 72(s) of the Code requires any non-qualified contract to contain certain provisions specifying how your interest in the contract will be distributed in the event of the death of an owner. Specifically, with regard to this Contract,
Section 72(s) requires that:
o if any Owner dies on or after the Income Date, but before the time the entire interest in the Contract has been distributed, the entire interest in the Contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such Owner's death; and
o if any Owner dies before the Income Date, the entire interest in the Contract will be distributed within five years after the date of such Owner's death.

These requirements will be considered satisfied as to any portion of an Owner's interest which is payable to or for the benefit of a designated Beneficiary and which is distributed over the life of such designated Beneficiary or over a period not extending beyond the life expectancy of that Beneficiary, provided that such distributions begin within one year of the Owner's death. The designated Beneficiary refers to an individual designated by the Owner as a Beneficiary and to whom ownership of the Contract passes by reason of death. However, if the designated Beneficiary is the surviving spouse of the deceased Owner, the Contract may be continued with the surviving spouse as the new Owner. If the Owner is a non-individual, then the death or change of an Annuitant is treated as the death of the Owner.

Non-Qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.

Other rules may apply to Qualified Contracts.

QUALIFIED CONTRACTS
The Contract is designed to be suitable for use under various types of qualified plans. Because of the minimum Purchase Payment requirements, these Contracts may not be appropriate for some periodic payment retirement plans. Taxation of participants in each Qualified Contract varies with the type of plan and terms and conditions of each specific plan. Owners, Annuitants and Beneficiaries are cautioned that benefits under a Qualified Contract may be subject to the terms

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                                       6


and conditions of the plan regardless of the terms and conditions of the Contracts issued pursuant to the plan. Some retirement plans are subject to distribution and other requirements that are not incorporated into our administrative procedures. We are not bound by the terms and conditions of such plans to the extent such terms conflict with the terms of a Contract, unless we specifically consent to be bound. Owners, participants and Beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contracts comply with applicable law.

General descriptions of the types of qualified plans with which the Contracts may be used can be found in the prospectus. Such descriptions are not exhaustive and are for general informational purposes only. The tax rules regarding qualified plans are very complex and will have differing applications, depending on individual facts and circumstances. Each purchaser should obtain competent tax advice before purchasing a Contract issued under a qualified plan.

On July 6, 1983, the Supreme Court decided in ARIZONA GOVERNING COMMITTEE V. NORRIS that optional annuity benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. The Contracts sold by us in connection with qualified plans may utilize annuity tables that do not differentiate on the basis of sex. These annuity tables will also be available for use in connection with certain non-qualified deferred compensation plans.

Qualified plans include special provisions restricting Contract provisions that may otherwise be available and described in this SAI. Generally, Contracts issued pursuant to qualified plans are not transferable except upon withdrawal or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain withdrawal penalties and restrictions may apply to withdrawals from Qualified Contracts.


Many withdrawals from Qualified Contracts can be rolled over to an IRA or another qualified retirement plan. If you receive a withdrawal from a Qualified Contract that could be rolled over and you do not elect to make a direct rollover of that amount to an IRA or qualified plan, by law 20% of the taxable amount must be withheld by us for taxes. In situations where this mandatory tax withholding does not apply, other tax amounts may be withheld unless you elect out of the withholding. You may request more detailed information about income tax withholding at the time of a withdrawal. For more information, see prospectus section 7, Taxes - Distributions - Qualified Contracts.


PENSION AND PROFIT-SHARING PLANS. Sections 401(a) and 401(k) of the Code permit employers, including self-employed individuals, to establish various types of retirement plans for employees. These retirement plans may permit the purchase of the Contracts to provide benefits under the plan. Contributions to the plan for the benefit of employees will not be included in the gross income of the employee until distributed from the plan. The tax consequences to participants may vary, depending upon the particular plan design. However, the Code places limitations and restrictions on all plans, including on such items as: amount of allowable contributions; form, manner and timing of distributions; transferability of benefits; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions and withdrawals. Participant loans are not allowed under the Contracts purchased in connection with these plans. For more information, see prospectus section 7, Taxes - Qualified Contracts.

Purchasers of Contracts for use with pension or profit-sharing plans should obtain competent tax advice as to the tax treatment and suitability of such an investment. We may choose not to allow pension or profit-sharing plans to purchase this Contract.

ANNUITY PROVISIONS


We base Traditional Annuity Payments upon the following.
o Whether you request fixed payments, variable payments, or a combination of both fixed and variable Traditional Annuity Payments.
o The Contract Value (less any deduction we make to reimburse ourselves for premium tax that we pay) on the Income Date.
o   The Annuity Option you select.
o   The age of the Annuitant and any joint Annuitant.
o   The sex of the Annuitant and any joint Annuitant where allowed.


We guarantee fixed Traditional Annuity Payments as to dollar amount and the amount does not vary with the investment experience of an Investment Option. If you request fixed Traditional Annuity Payments, the amount of Contract Value

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                                      7


that you apply to fixed Traditional Annuity Payments will be placed in our general account and it will not participate in the investment experience of the Investment Options.

Variable payments are not predetermined as to dollar amount and will vary in amount with the investment experience of the Investment Option(s) you select. We use Annuity Units to determine the amount of any variable Traditional Annuity Payments.


ANNUITY UNITS/CALCULATING VARIABLE ANNUITY PAYMENTS
The first variable Traditional Annuity Payment is equal to the amount of adjusted Contract Value you are applying to variable Traditional Annuity Payments on the Income Date, divided first by $1,000 and then multiplied by the appropriate variable annuity payout factor for each $1,000 of value for the Annuity Option you selected.


We will then purchase a fixed number of Annuity Units on the Income Date for each subaccount of the Investment Options you select. We do this by dividing the amount of the first Traditional Annuity Payment among the subaccounts for your selected Investment Options according to your most recent allocation instructions. We then divide the amount in each subaccount by the Annuity Unit value for each subaccount on the Income Date.

We determine the Annuity Unit value on each Business Day as follows:
o multiply the Annuity Unit value for the immediately preceding Business Day by the net investment factor for the current Business Day; and
o   divide by the assumed net investment factor for the current Business Day.

The assumed net investment factor for the current Business Day is one plus the annual AIR adjusted to reflect the number of calendar days that have elapsed since the immediately preceding Business Day. We will allow an AIR of either 3% or 4.5% based on your selection and applicable law.

Thereafter, the number of Annuity Units in each subaccount generally remains unchanged unless you make a transfer. However, the number of Annuity Units will change if Annuity Option 3 is in effect, one Annuitant dies, and the Owner requests Traditional Annuity Payments at 75% or 50% of the previous payment amount. All calculations will appropriately reflect the payment frequency you selected.

The Traditional Annuity Payment on each subsequent payment date is equal to the sum of the Traditional Annuity Payments for each subaccount. We determine the Traditional Annuity Payment for each subaccount by multiplying the number of Annuity Units allocated to the subaccount by the Annuity Unit value for that subaccount on the payment date.

MORTALITY AND EXPENSE RISK GUARANTEE


Allianz Life of New York guarantees that the dollar amount of each Variable Annuity Payment after the first Annuity Payment will not be affected by variations in mortality and expense experience.


INFORMATION ON ORIGINAL CONTRACTS

Original Contracts were offered from January 2001 to February 19, 2004 and were replaced by the currently offered Contracts. Original Contracts are no longer offered for sale but Owners of these Contracts can still make additional Purchase Payments and, therefore, we are including information on these Original Contracts in this SAI.

The death benefit under Original Contracts differs based on whether or not your Contract has an enhanced death benefit (EDB) endorsement. For Original Contracts without an EDB endorsement, the death benefit will be the Contract Value (less any deduction we make to reimburse us for any applicable premium tax) determined as of the end of the Business Day during which both due proof of death and an election of the death benefit payment option have been received at our Service Center. For Original Contracts with an EDB endorsement, the death benefit will be the greater of 1 or 2 (less any deduction we make to reimburse us for any premium tax):
1. The Contract Value determined as of the end of the Business Day during which due proof of death and an election of the death benefit payment option have been received at our Service Center.
2. The GMDB value determined as of the end of the Business Day during which due proof of death and an election of the death benefit payment option have been received at our Service Center.

If the older Owner was age 80 or older at Contract issue, the GMDB value is total Purchase Payments received minus any Contract Value withdrawn (including any withdrawal charge) for each withdrawal taken.

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                                       8


If all Owners were age 79 or younger at Contract issue, the GMDB value is equal to the greater of:

o total Purchase Payments received minus any Contract Value withdrawn (including any withdrawal charge) for each withdrawal taken, or
o   the Maximum Anniversary Value or MAV.

THE MAXIMUM ANNIVERSARY VALUE (MAV) UNDER THE EDB ENDORSEMENT. On your Issue Date we set the MAV equal to initial Purchase Payment received on the Issue Date.

On each Business Day other than a Contract Anniversary and before the date of any Owner's death, the MAV is equal to: o its value on the immediately preceding Business Day, o plus any additional Purchase Payments received that day, and o minus any Contract Value withdrawn (including any withdrawal charge) that day.

On each Contract Anniversary before the older Owner's 81st birthday and before the date of any Owner's death: o the MAV is equal to the highest Contract Value that occurred on the Issue Date or on any Contract
    Anniversary,
o plus subsequent additional Purchase Payments received since the Issue Date or Contract Anniversary on which the MAV occurred, and
o minus any Contract Value withdrawn (including any withdrawal charge) for each withdrawal taken on or after the Issue Date or Contract Anniversary on which the MAV occurred.

Beginning with the Contract Anniversary that occurs on or after the older Owner's 81st birthday and before the date of any Owner's death, we calculate the MAV in the same way that we do on each Business Day other than a Contract Anniversary.

The Guaranteed Benefit Packages, Annuity Option 6 and the six-month Dollar Cost Averaging (DCA) Fixed Option were not available under Original Contracts. However, the 12-month DCA Fixed Option is available if you make additional Purchase Payments to an Original Contract. For more information, please see section 4, Investment Options - Dollar Cost Averaging (DCA) Program in the prospectus. Original Contracts also include a fixed account as an Investment Choice under our general account during the Accumulation Phase. The assumed investment return (AIR) for variable Traditional Annuity Payments on Original Contracts is 5%, however, we may agree to allow you to select an AIR of 3% or 4.5%. For more information, please see section 2, The Annuity Phase - Traditional Annuity Payments, in the prospectus. If death benefit payment Option C is elected, we will not assess the contract maintenance charge on each Traditional Annuity Payment.

The charges for Original Contracts differ from the charges of the currently offered Contracts as follows: SEPARATE ACCOUNT ANNUAL EXPENSES DURING THE ACCUMULATION PHASE (as a percentage of average daily assets invested in a subaccount on an annual basis)

               -------------------------- ---------
               M&E CHARGE                  1.34%
               -------------------------- ---------
               -------------------------- ---------
               ADMINISTRATIVE CHARGE       0.15%
               -------------------------- ---------
               -------------------------- ---------
               TOTAL                       1.49%
               -------------------------- ---------

During the Annuity Phase, the Separate Account expenses are equal on an annual basis to 1.40%.

For more information, please see the Fee Tables in the prospectus and prospectus section 6, Expenses.

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     The Allianz Advantage(TM) NY Variable Annuity Contract*SAI*May 1, 2008
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
                                       9


ENHANCED GMIB/GPWB VALUES FOR CONTRACTS ISSUED FROM
FEBRUARY 19, 2004 TO APRIL 28, 2006 WITH THE ENHANCED GBP

If your Contract was issued during the period beginning on February 19, 2004 and ending on April 28, 2006 and you elected to include the Enhanced GBP in your Contract, the Enhanced GMIB value and Enhanced GPWB value are calculated differently than is indicated in the current prospectus.

The Enhanced GMIB value before the date of any Owner's death or exercise of the GPWB (if applicable) is equal to either: o the AIA; or o the MAV.

We calculate the AIA two ways. We increase your total Purchase Payments adjusted for partial withdrawals on each Contract Anniversary by: a) 3%, and b) 5%.

If the MAV is greater than both the 3% AIA and 5% AIA, the Enhanced GMIB value is equal to the MAV. If the 3% AIA is greater than the MAV, you can decide whether to set the Enhanced GMIB value equal to the 3% AIA or the 5% AIA. If only the 5% AIA is greater than the MAV, you can decide whether to set the Enhanced GMIB value equal to the 5% AIA or the MAV.

THE 5% AIA MAY BE MORE LIMITED THAN THE 3% AIA BECAUSE:

o the 5% AIA is subject to a maximum of two times Purchase Payments received in the first five Contract Years; and

o under the GMIB, the guaranteed fixed payout rates for the 5% AIA are lower and there are fewer available Annuity Options.

CALCULATING THE AIAS
If the Enhanced GMIB endorsement was effective on the Issue Date each AIA is equal to your initial Purchase Payment received on the Issue Date. If the Enhanced GMIB endorsement was effective after the Issue Date, each AIA is initially equal to the Contract Value on the endorsement effective date.

ON EACH BUSINESS DAY OTHER THAN A CONTRACT ANNIVERSARY, each AIA is equal to:
o   its value on the immediately preceding Business Day;
o   plus any additional Purchase Payments received that day;
o reduced proportionately by the percentage of any Contract Value applied to a traditional Partial Annuitization that day; and
o reduced proportionately by the percentage of Contract Value withdrawn that day (including any withdrawal charge).

ON EVERY CONTRACT ANNIVERSARY BEFORE THE OLDER OWNER'S 81ST BIRTHDAY*, each AIA is equal to its value on the immediately preceding Business Day increased by 3% for Contracts with the 3% AIA, and increased by 5% for Contracts with the 5% AIA. We then process any transactions received on that Contract Anniversary (such as additional Purchase Payments, withdrawals, and Partial Annuitizations) in the same way that we do on each Business Day other than a Contract Anniversary.

BEGINNING WITH THE CONTRACT ANNIVERSARY THAT OCCURS ON OR AFTER THE OLDER OWNER'S 81ST BIRTHDAY*, we calculate each AIA in the same way that we do on each Business Day other than a Contract Anniversary.

* If the Contract is owned by a non-individual (for example, a qualified plan or trust) we will use the Annuitant's age.

WE LIMIT THE 3% AIA TO A MAXIMUM OF:
o   1.5 times total Purchase Payments received,
o reduced proportionately by the percentage of any Contract Value applied to each traditional Partial Annuitization, and
o reduced proportionately by the percentage of Contract Value withdrawn (including any withdrawal charge) for each withdrawal taken.

WE LIMIT THE 5% AIA TO A MAXIMUM OF:

o   2 times the total Purchase Payments received in the first five Contract
    Years,
o reduced proportionately by the percentage of any Contract Value applied to each traditional Partial Annuitization, and
o reduced proportionately by the percentage of Contract Value withdrawn (including any withdrawal charge) for each withdrawal taken.

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                                      10


Calculating the MAV

If the Enhanced GMIB endorsement was effective on the Issue Date, the MAV is equal to your initial Purchase Payment received on the Issue Date. If the Enhanced GMIB endorsement was effective after the Issue Date, the MAV is initially equal to the Contract Value on the endorsement effective date. After the endorsement effective date the MAV is calculated as indicated in prospectus section 2, The Annuity Phase - Enhanced GMDB Value.

ANY TRADITIONAL PARTIAL ANNUITIZATIONS OR WITHDRAWALS YOU TAKE MAY REDUCE THE AIAS OR THE MAV BY MORE THAN THE AMOUNT ANNUITIZED OR WITHDRAWN. If the Contract Value at the time of annuitization or withdrawal is less than the AIA (or MAV as appropriate), we will deduct more than the amount annuitized or withdrawn from the AIA (or MAV).

While the 5% AIA may be larger than the 3% AIA and/or the MAV, it may produce a lower GMIB Payment because under the 5% AIA you have fewer available Annuity Options and the guaranteed fixed payout rates are lower.

If the GMIB Payment available under the 5% AIA would always be less than the GMIB Payment available under the 3% AIA or the MAV, we will base GMIB Payments on the amount that produces the largest payment. However, it is possible that the GMIB Payments under the 5% AIA may be more or less than the GMIB Payments available under the 3% AIA and/or the MAV depending on the Annuity Option you select. In these instances we will allow you to select the amount we use to calculate GMIB Payments and the Annuity Option that you feel is most appropriate.

IF YOU EXERCISE THE GPWB, YOUR GMIB ENDORSEMENT WILL TERMINATE. YOUR GPWB VALUE ON THE DATE YOU BEGIN RECEIVING GPWB PAYMENTS IS EQUAL TO THE GMIB VALUE ON THAT DATE.

If you exercise the GPWB, we will make GPWB Payments based on the percentage of the initial GPWB value you select, subject to the maximum allowable payment. Before you exercise the GPWB, your GPWB value is equal to your GMIB value. If you have the Enhanced GPWB you can choose whether your Enhanced GPWB value is equal to the 5% AIA, the 3% AIA or the MAV. Although the 5% AIA may be the greatest amount it may also be more limited because you can only request a maximum of 5% of GPWB value per year as the GPWB Payment percentage, but you can request up to 10% of the GPWB value per year under the 3% AIA or the MAV. For more details on how the GMIB values are calculated please see the discussions of the "Traditional GMIB Value" and the "Enhanced GMIB Value" in prospectus section 2, The Annuity Phase.

The Owner can elect to receive GPWB Payments of up to:
o   10% of the GPWB value per year under the Traditional GBP,
o 10% of the GPWB value per year under the Enhanced GBP if the 3% AIA or MAV applies, or
o   5% of the GPWB value per year under the Enhanced GBP if the 5% AIA applies.

FINANCIAL STATEMENTS


The audited financial statements of Allianz Life of New York as of and for the year ended December 31, 2007, included herein should be considered only as bearing upon the ability of Allianz Life of New York to meet its obligations under the Contracts. The audited financial statements of the Separate Account as of and for the year ended December 31, 2007 are also included herein.


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                                       11


APPENDIX - CONDENSED FINANCIAL INFORMATION

The financial statements of Allianz Life Insurance Company of New York and the financial statements of Allianz Life of NY Variable Account C are found in this SAI.

Accumulation Unit value (AUV) information corresponding to the highest and lowest combination of charges for Contracts we currently offer is found in Appendix B to the prospectus. AUV information listing the additional combinations of charges for all Contracts is found below.

This information should be read in conjunction with the financial statements and related notes of the Separate Account included in this SAI.


KEY TO BENEFIT OPTION*                                                            SEPARATE ACCOUNT
                                                                                   ANNUAL EXPENSES
ADV 1...   Allianz Advantage - Original Contracts................................     1.49%
ADV 3..... Allianz Advantage - Enhanced GMDB and no GBP..........................     1.85%
ADV 4..... Allianz Advantage - Traditional GMDB and Traditional GBP..............     1.85%
ADV 5..... Allianz Advantage - Enhanced GMDB and Traditional GBP.................     2.00%
ADV 6..... Allianz Advantage - Traditional GMDB and Enhanced GBP.................     2.35%

The following Investment Option commenced operations under this Contract after December 31, 2007. Therefore, no AUV information is shown for it: BlackRock Global Allocation V.I. Fund


(Number of Accumulation Units in thousands)

                                                NUMBER OF
                                      AUV      ACCUMULATION
              PERIOD                  AT          UNITS
              OR         AUV AT       END      OUTSTANDING
 BENEFIT      YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
AZL AIM International Equity Fund
ADV 1        1.49%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A      8.079            1
        12/31/2003      8.079     10.120            1
        12/31/2004     10.120     12.176            2
        12/31/2005     12.176     13.959            4
        12/31/2006     13.959     17.472            7
        12/31/2007     17.472     19.729            8
ADV 3        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     10.059            0
        12/31/2004     10.059     12.059            0
        12/31/2005     12.059     13.776            0
        12/31/2006     13.776     17.181            0
        12/31/2007     17.181     19.330            1
ADV 4        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     10.059            0
        12/31/2004     10.059     12.059            0
        12/31/2005     12.059     13.776            0
        12/31/2006     13.776     17.181            1
        12/31/2007     17.181     19.330            1
ADV 5        2.00%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     10.034            0
        12/31/2004     10.034     12.011            0
        12/31/2005     12.011     13.700            1
        12/31/2006     13.700     17.061            1
        12/31/2007     17.061     19.167            1
ADV 6        2.35%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      9.975            0
        12/31/2004      9.975     11.899            0
        12/31/2005     11.899     13.525            8
        12/31/2006     13.525     16.785           12
        12/31/2007     16.785     18.790           10
AZL Columbia Technology Fund
ADV 1        1.49%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A     10.744            0
        12/31/2002     10.744      6.231            2
        12/31/2003      6.231      8.715            2
        12/31/2004      8.715      8.214            2
        12/31/2005      8.214      8.150            1
        12/31/2006      8.150      8.235            1
        12/31/2007      8.235      9.958            1
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     The Allianz Advantage(TM) NY Variable Annuity Contract*SAI*May 1, 2008
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
                                      12

                                                NUMBER OF
                                      AUV      ACCUMULATION
              PERIOD                  AT          UNITS
              OR         AUV AT       END      OUTSTANDING
 BENEFIT      YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
ADV 3        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      8.647            0
        12/31/2004      8.647      8.121            0
        12/31/2005      8.121      8.029            0
        12/31/2006      8.029      8.083            1
        12/31/2007      8.083      9.740            0
ADV 4        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      8.647            0
        12/31/2004      8.647      8.121            0
        12/31/2005      8.121      8.029            0
        12/31/2006      8.029      8.083            2
        12/31/2007      8.083      9.740            0
ADV 5        2.00%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      8.619            0
        12/31/2004      8.619      8.082            0
        12/31/2005      8.082      7.979            0
        12/31/2006      7.979      8.021            0
        12/31/2007      8.021      9.650            0
ADV 6        2.35%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      8.554            0
        12/31/2004      8.554      7.993            1
        12/31/2005      7.993      7.863            2
        12/31/2006      7.863      7.877            7
        12/31/2007      7.877      9.444           15
AZL Davis NY Venture Fund
ADV 1        1.49%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A     10.441            3
        12/31/2002     10.441      7.800           20
        12/31/2003      7.800      9.946           21
        12/31/2004      9.946     10.833           20
        12/31/2005     10.833     11.706           23
        12/31/2006     11.706     13.138           23
        12/31/2007     13.138     13.480           16
ADV 3        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      9.869            0
        12/31/2004      9.869     10.710            1
        12/31/2005     10.710     11.532            0
        12/31/2006     11.532     12.896            1
        12/31/2007     12.896     13.184            1
ADV 4        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      9.869            0
        12/31/2004      9.869     10.710            1
        12/31/2005     10.710     11.532            5
        12/31/2006     11.532     12.896           10
        12/31/2007     12.896     13.184            3
ADV 5        2.00%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      9.837            0
        12/31/2004      9.837     10.659            0
        12/31/2005     10.659     11.460            0
        12/31/2006     11.460     12.797            0
        12/31/2007     12.797     13.062            0
ADV 6        2.35%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      9.763            0
        12/31/2004      9.763     10.542           14
        12/31/2005     10.542     11.295           36
        12/31/2006     11.295     12.568           41
        12/31/2007     12.568     12.784           61
AZL Dreyfus Founders Equity Growth Fund
ADV 1        1.49%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A     10.525            0
        12/31/2002     10.525      7.185            5
        12/31/2003      7.185      8.796            6
        12/31/2004      8.796      9.334           10
        12/31/2005      9.334      9.616           13
        12/31/2006      9.616     10.699           14
        12/31/2007     10.699     11.462           31
ADV 3        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      8.727            0
        12/31/2004      8.727      9.228            0
        12/31/2005      9.228      9.473            0
        12/31/2006      9.473     10.502            0
        12/31/2007     10.502     11.211            0
ADV 4        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      8.727            0
        12/31/2004      8.727      9.228            0
        12/31/2005      9.228      9.473            0
        12/31/2006      9.473     10.502            0
        12/31/2007     10.502     11.211            0
ADV 5        2.00%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      8.699            0
        12/31/2004      8.699      9.185            0
        12/31/2005      9.185      9.414            0
        12/31/2006      9.414     10.421            0
        12/31/2007     10.421     11.108            2
ADV 6        2.35%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      8.634            0
        12/31/2004      8.634      9.083            0
        12/31/2005      9.083      9.278            1
        12/31/2006      9.278     10.234            6
        12/31/2007     10.234     10.870            9
AZL Dreyfus Premier Small Cap Value Fund
ADV 1        1.49%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A     12.050            0
        12/31/2005     12.050     12.275            1
        12/31/2006     12.275     13.715            2
        12/31/2007     13.715     12.398            1
ADV 3        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A     12.021            0
        12/31/2005     12.021     12.202            0
        12/31/2006     12.202     13.584            0
        12/31/2007     13.584     12.236            0
ADV 4        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A     12.021            0
        12/31/2005     12.021     12.202            0
        12/31/2006     12.202     13.584            0
        12/31/2007     13.584     12.236            0
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
                                      13
                                                NUMBER OF
                                      AUV      ACCUMULATION
              PERIOD                  AT          UNITS
              OR         AUV AT       END      OUTSTANDING
 BENEFIT      YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
ADV 5        2.00%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A     12.009            0
        12/31/2005     12.009     12.171            1
        12/31/2006     12.171     13.530            1
        12/31/2007     13.530     12.168            1
ADV 6        2.35%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A     11.981            7
        12/31/2005     11.981     12.100           30
        12/31/2006     12.100     13.404           40
        12/31/2007     13.404     12.013           39
AZL First Trust Target Double Play Fund
ADV 1        1.49%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A      9.919            0
        12/31/2007      9.919     10.599            5
ADV 3        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A      9.919            0
        12/31/2007      9.919     10.561            0
ADV 4        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A      9.919            0
        12/31/2007      9.919     10.561            0
ADV 5        2.00%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A      9.919            0
        12/31/2007      9.919     10.545            0
ADV 6        2.35%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A      9.919            0
        12/31/2007      9.919     10.507            1
--------------------------------------------------------------------------------
     The Allianz Advantage(TM) NY Variable Annuity Contract*SAI*May 1, 2008
--------------------------------------------------------------------------------
                                      14
                                                NUMBER OF
                                      AUV      ACCUMULATION
              PERIOD                  AT          UNITS
              OR         AUV AT       END      OUTSTANDING
 BENEFIT      YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
AZL Franklin Small Cap Value Fund
ADV 1        1.49%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     12.710            6
        12/31/2004     12.710     15.413           10
        12/31/2005     15.413     16.254            9
        12/31/2006     16.254     18.483            9
        12/31/2007     18.483     17.412            7
ADV 3        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     12.679            0
        12/31/2004     12.679     15.321            1
        12/31/2005     15.321     16.098            1
        12/31/2006     16.098     18.240            1
        12/31/2007     18.240     17.121            1
ADV 4        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     12.679            0
        12/31/2004     12.679     15.321            0
        12/31/2005     15.321     16.098            1
        12/31/2006     16.098     18.240            3
        12/31/2007     18.240     17.121            2
ADV 5        2.00%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     12.667            0
        12/31/2004     12.667     15.282            0
        12/31/2005     15.282     16.034            0
        12/31/2006     16.034     18.140            0
        12/31/2007     18.140     17.002            6
ADV 6        2.35%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     12.637            0
        12/31/2004     12.637     15.193            1
        12/31/2005     15.193     15.885           24
        12/31/2006     15.885     17.909           25
        12/31/2007     17.909     16.726           26
AZL Fusion Balanced Fund
ADV 1        1.49%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A     10.623            0
        12/31/2006     10.623     11.460            9
        12/31/2007     11.460     12.092           14
ADV 3        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A     10.598            1
        12/31/2006     10.598     11.391            1
        12/31/2007     11.391     11.976            6
ADV 4        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A     10.598            4
        12/31/2006     10.598     11.391           17
        12/31/2007     11.391     11.976            2
ADV 5        2.00%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A     10.587            0
        12/31/2006     10.587     11.362            0
        12/31/2007     11.362     11.929           12
ADV 6        2.35%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A     10.562            9
        12/31/2006     10.562     11.296           16
        12/31/2007     11.296     11.817           14
AZL Fusion Growth Fund
ADV 1        1.49%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A     11.098            4
        12/31/2006     11.098     12.269            5
        12/31/2007     12.269     12.782            5
ADV 3        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A     11.072            0
        12/31/2006     11.072     12.196            6
        12/31/2007     12.196     12.660           22
--------------------------------------------------------------------------------
     The Allianz Advantage(TM) NY Variable Annuity Contract*SAI*May 1, 2008
--------------------------------------------------------------------------------
                                       15
                                                NUMBER OF
                                      AUV      ACCUMULATION
              PERIOD                  AT          UNITS
              OR         AUV AT       END      OUTSTANDING
 BENEFIT      YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
ADV 4        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A     11.072            2
        12/31/2006     11.072     12.196            3
        12/31/2007     12.196     12.660            3
ADV 5        2.00%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A     11.061            0
        12/31/2006     11.061     12.165            0
        12/31/2007     12.165     12.609            0
ADV 6        2.35%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A     11.035           17
        12/31/2006     11.035     12.094           83
        12/31/2007     12.094     12.492          130
AZL Fusion Moderate Fund
ADV 1        1.49%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A     10.801            0
        12/31/2006     10.801     11.782            0
        12/31/2007     11.782     12.366            1
ADV 3        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A     10.775           21
        12/31/2006     10.775     11.711           19
        12/31/2007     11.711     12.248           33
ADV 4        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A     10.775            0
        12/31/2006     10.775     11.711            7
        12/31/2007     11.711     12.248            5
ADV 5        2.00%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A     10.765            0
        12/31/2006     10.765     11.682            0
        12/31/2007     11.682     12.199            0
ADV 6        2.35%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A     10.739           24
        12/31/2006     10.739     11.614           62
        12/31/2007     11.614     12.085           63
AZL Jennison 20/20 Focus Fund
ADV 1        1.49%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A     12.238            6
        12/31/2006     12.238     13.600            6
        12/31/2007     13.600     14.835            3
ADV 3        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A     12.209            0
        12/31/2006     12.209     13.518            1
        12/31/2007     13.518     14.693            1
ADV 4        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A     12.209            0
        12/31/2006     12.209     13.518            4
        12/31/2007     13.518     14.693            2
ADV 5        2.00%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A     12.197            0
        12/31/2006     12.197     13.484            0
        12/31/2007     13.484     14.634            6
--------------------------------------------------------------------------------
     The Allianz Advantage(TM) NY Variable Annuity Contract*SAI*May 1, 2008
--------------------------------------------------------------------------------
                                      16
                                                NUMBER OF
                                      AUV      ACCUMULATION
              PERIOD                  AT          UNITS
              OR         AUV AT       END      OUTSTANDING
 BENEFIT      YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
ADV 6        2.35%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A     12.168            4
        12/31/2006     12.168     13.406            8
        12/31/2007     13.406     14.498            6
AZL Jennison Growth Fund
ADV 1        1.49%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A     11.960            1
        12/31/2006     11.960     11.969            1
        12/31/2007     11.969     13.078            0
ADV 3        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A     11.931            0
        12/31/2006     11.931     11.897            0
        12/31/2007     11.897     12.953            0
ADV 4        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A     11.931            0
        12/31/2006     11.931     11.897            0
        12/31/2007     11.897     12.953            0
ADV 5        2.00%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A     11.919            0
        12/31/2006     11.919     11.867            0
        12/31/2007     11.867     12.901            0
ADV 6        2.35%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A     11.891            2
        12/31/2006     11.891     11.798            3
        12/31/2007     11.798     12.781           11
AZL Legg Mason Growth Fund
ADV 1        1.49%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A      7.544            5
        12/31/2003      7.544     10.144            5
        12/31/2004     10.144     10.801            5
        12/31/2005     10.801     11.818            5
        12/31/2006     11.818     11.725            9
        12/31/2007     11.725     13.286            8
ADV 3        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     10.083            0
        12/31/2004     10.083     10.697            0
        12/31/2005     10.697     11.663            0
        12/31/2006     11.663     11.530            0
        12/31/2007     11.530     13.017            0
ADV 4        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     10.083            0
        12/31/2004     10.083     10.697            0
        12/31/2005     10.697     11.663            0
        12/31/2006     11.663     11.530            1
        12/31/2007     11.530     13.017            3
ADV 5        2.00%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     10.058            0
        12/31/2004     10.058     10.655            0
        12/31/2005     10.655     11.599            0
        12/31/2006     11.599     11.449            0
        12/31/2007     11.449     12.907            0
ADV 6        2.35%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      9.999            0
        12/31/2004      9.999     10.555            0
        12/31/2005     10.555     11.451            4
        12/31/2006     11.451     11.264            4
        12/31/2007     11.264     12.653           11
AZL Legg Mason Value Fund
ADV 1        1.49%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A     10.139            0
        12/31/2002     10.139      8.103            4
        12/31/2003      8.103     10.049            5
        12/31/2004     10.049     11.401            6
        12/31/2005     11.401     11.936           11
        12/31/2006     11.936     12.549           15
        12/31/2007     12.549     11.597           14
--------------------------------------------------------------------------------
     The Allianz Advantage(TM) NY Variable Annuity Contract*SAI*May 1, 2008
--------------------------------------------------------------------------------
                                      17
                                                NUMBER OF
                                      AUV      ACCUMULATION
              PERIOD                  AT          UNITS
              OR         AUV AT       END      OUTSTANDING
 BENEFIT      YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
ADV 3        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      9.972            0
        12/31/2004      9.972     11.271            2
        12/31/2005     11.271     11.759            4
        12/31/2006     11.759     12.318            6
        12/31/2007     12.318     11.343            6
ADV 4        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      9.972            0
        12/31/2004      9.972     11.271            0
        12/31/2005     11.271     11.759            1
        12/31/2006     11.759     12.318            1
        12/31/2007     12.318     11.343            0
ADV 5        2.00%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      9.939            0
        12/31/2004      9.939     11.218            0
        12/31/2005     11.218     11.685            0
        12/31/2006     11.685     12.223            0
        12/31/2007     12.223     11.238            0
ADV 6        2.35%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      9.864            0
        12/31/2004      9.864     11.095            0
        12/31/2005     11.095     11.517           13
        12/31/2006     11.517     12.005           17
        12/31/2007     12.005     10.998           14
AZL LMP Large Cap Growth Fund
ADV 1        1.49%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A      8.011            0
        12/31/2003      8.011      9.818            0
        12/31/2004      9.818     10.095            2
        12/31/2005     10.095     10.911            2
        12/31/2006     10.911     11.205            2
        12/31/2007     11.205     11.557            1
ADV 3        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      9.759            0
        12/31/2004      9.759      9.998            1
        12/31/2005      9.998     10.768            2
        12/31/2006     10.768     11.018            2
        12/31/2007     11.018     11.324            2
ADV 4        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      9.759            0
        12/31/2004      9.759      9.998            1
        12/31/2005      9.998     10.768            1
        12/31/2006     10.768     11.018            1
        12/31/2007     11.018     11.324            1
ADV 5        2.00%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      9.734            0
        12/31/2004      9.734      9.958            0
        12/31/2005      9.958     10.709            0
        12/31/2006     10.709     10.941            0
        12/31/2007     10.941     11.228            0
ADV 6        2.35%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      9.678            0
        12/31/2004      9.678      9.866            5
        12/31/2005      9.866     10.572           50
        12/31/2006     10.572     10.764           53
        12/31/2007     10.764     11.007           38
AZL Money Market Fund
ADV 1        1.49%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A     10.561           86
        12/31/2002     10.561     10.493           78
        12/31/2003     10.493     10.373           84
        12/31/2004     10.373     10.288           58
        12/31/2005     10.288     10.397           60
        12/31/2006     10.397     10.699           29
        12/31/2007     10.699     11.046           32
ADV 3        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      9.864            0
        12/31/2004      9.864      9.748            3
        12/31/2005      9.748      9.816            1
        12/31/2006      9.816     10.065            1
        12/31/2007     10.065     10.354           15
ADV 4        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      9.864            0
        12/31/2004      9.864      9.748            0
        12/31/2005      9.748      9.816            0
        12/31/2006      9.816     10.065            3
        12/31/2007     10.065     10.354            6
--------------------------------------------------------------------------------
     The Allianz Advantage(TM) NY Variable Annuity Contract*SAI*May 1, 2008
--------------------------------------------------------------------------------
                                      18
                                                NUMBER OF
                                      AUV      ACCUMULATION
              PERIOD                  AT          UNITS
              OR         AUV AT       END      OUTSTANDING
 BENEFIT      YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
ADV 5        2.00%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      9.821            0
        12/31/2004      9.821      9.691            1
        12/31/2005      9.691      9.744            1
        12/31/2006      9.744      9.975           25
        12/31/2007      9.975     10.246            9
ADV 6        2.35%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      9.720            0
        12/31/2004      9.720      9.558           41
        12/31/2005      9.558      9.576           32
        12/31/2006      9.576      9.770           79
        12/31/2007      9.770     10.000           49
AZL NACM International Fund
ADV 1        1.49%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
        12/31/2007        N/A      9.465            0
ADV 3        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
        12/31/2007        N/A      9.443            0
ADV 4        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
        12/31/2007        N/A      9.443            0
ADV 5        2.00%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
        12/31/2007        N/A      9.433            0
ADV 6        2.35%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
        12/31/2007        N/A      9.411            1
AZL Neuberger Berman Regency Fund
ADV 1        1.49%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A     10.071            0
        12/31/2007     10.071     10.303            0
ADV 3        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A     10.046            0
        12/31/2007     10.046     10.241            0
ADV 4        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A     10.046            0
        12/31/2007     10.046     10.241            0
ADV 5        2.00%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A     10.036            0
        12/31/2007     10.036     10.216            2
ADV 6        2.35%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A     10.013            2
        12/31/2007     10.013     10.156            9
--------------------------------------------------------------------------------
     The Allianz Advantage(TM) NY Variable Annuity Contract*SAI*May 1, 2008
--------------------------------------------------------------------------------
                                     19
                                                NUMBER OF
                                      AUV      ACCUMULATION
              PERIOD                  AT          UNITS
              OR         AUV AT       END      OUTSTANDING
 BENEFIT      YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
AZL OCC Opportunity Fund
ADV 1        1.49%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A      8.009            0
        12/31/2003      8.009     12.786            6
        12/31/2004     12.786     13.574            7
        12/31/2005     13.574     14.053            7
        12/31/2006     14.053     15.463            6
        12/31/2007     15.463     16.587            6
ADV 3        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     12.709            0
        12/31/2004     12.709     13.444            0
        12/31/2005     13.444     13.869            1
        12/31/2006     13.869     15.205            1
        12/31/2007     15.205     16.251            1
ADV 4        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     12.709            0
        12/31/2004     12.709     13.444            0
        12/31/2005     13.444     13.869            0
        12/31/2006     13.869     15.205            1
        12/31/2007     15.205     16.251            1
ADV 5        2.00%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     12.677            0
        12/31/2004     12.677     13.391            0
        12/31/2005     13.391     13.793            0
        12/31/2006     13.793     15.099            0
        12/31/2007     15.099     16.114            0
ADV 6        2.35%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     12.603            0
        12/31/2004     12.603     13.266            2
        12/31/2005     13.266     13.617            9
        12/31/2006     13.617     14.854           11
        12/31/2007     14.854     15.797            7
AZL OCC Value Fund
ADV 1        1.49%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A     10.936            0
        12/31/2002     10.936      8.091            5
        12/31/2003      8.091     11.575           21
        12/31/2004     11.575     13.288           28
        12/31/2005     13.288     13.441           29
        12/31/2006     13.441     15.905           25
        12/31/2007     15.905     14.765           38
ADV 3        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     11.486            0
        12/31/2004     11.486     13.137            3
        12/31/2005     13.137     13.241            3
        12/31/2006     13.241     15.613            3
        12/31/2007     15.613     14.441            5
ADV 4        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     11.486            0
        12/31/2004     11.486     13.137            1
        12/31/2005     13.137     13.241            1
        12/31/2006     13.241     15.613            1
        12/31/2007     15.613     14.441            8
ADV 5        2.00%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     11.449            0
        12/31/2004     11.449     13.075            0
        12/31/2005     13.075     13.159            0
        12/31/2006     13.159     15.492            0
        12/31/2007     15.492     14.308            0
ADV 6        2.35%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     11.362            0
        12/31/2004     11.362     12.931            0
        12/31/2005     12.931     12.968           22
        12/31/2006     12.968     15.215           25
        12/31/2007     15.215     14.003           26
AZL Oppenheimer Global Fund
ADV 1        1.49%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A     11.465            0
        12/31/2005     11.465     12.721            1
        12/31/2006     12.721     14.576            3
        12/31/2007     14.576     15.185            2
ADV 3        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A     11.437            1
        12/31/2005     11.437     12.645            2
        12/31/2006     12.645     14.436            2
        12/31/2007     14.436     14.986            2
--------------------------------------------------------------------------------
     The Allianz Advantage(TM) NY Variable Annuity Contract*SAI*May 1, 2008
--------------------------------------------------------------------------------
                                      20
                                                NUMBER OF
                                      AUV      ACCUMULATION
              PERIOD                  AT          UNITS
              OR         AUV AT       END      OUTSTANDING
 BENEFIT      YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
ADV 4        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A     11.437            0
        12/31/2005     11.437     12.645            1
        12/31/2006     12.645     14.436            2
        12/31/2007     14.436     14.986            0
ADV 5        2.00%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A     11.426            0
        12/31/2005     11.426     12.613            0
        12/31/2006     12.613     14.379            0
        12/31/2007     14.379     14.904            0
ADV 6        2.35%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A     11.399            1
        12/31/2005     11.399     12.540            9
        12/31/2006     12.540     14.245           15
        12/31/2007     14.245     14.713           15
AZL Oppenheimer International Growth Fund
ADV 1        1.49%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A     10.225            0
        12/31/2002     10.225      8.674            0
        12/31/2003      8.674     11.432            1
        12/31/2004     11.432     12.894            2
        12/31/2005     12.894     14.504            2
        12/31/2006     14.504     18.432            4
        12/31/2007     18.432     20.390            6
ADV 3        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     11.343            0
        12/31/2004     11.343     12.747            0
        12/31/2005     12.747     14.289            0
        12/31/2006     14.289     18.093            0
        12/31/2007     18.093     19.942            0
ADV 4        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     11.343            0
        12/31/2004     11.343     12.747            0
        12/31/2005     12.747     14.289            0
        12/31/2006     14.289     18.093            1
        12/31/2007     18.093     19.942            1
ADV 5        2.00%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     11.306            0
        12/31/2004     11.306     12.687            0
        12/31/2005     12.687     14.200            0
        12/31/2006     14.200     17.954            0
        12/31/2007     17.954     19.759            0
ADV 6        2.35%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     11.221            0
        12/31/2004     11.221     12.547            1
        12/31/2005     12.547     13.994           11
        12/31/2006     13.994     17.632           11
        12/31/2007     17.632     19.337           17
AZL Oppenheimer Main Street Fund
ADV 1        1.49%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A     10.752            1
        12/31/2005     10.752     11.171            1
        12/31/2006     11.171     12.612            1
        12/31/2007     12.612     12.897            1
ADV 3        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A     10.726            1
        12/31/2005     10.726     11.104            1
        12/31/2006     11.104     12.492            1
        12/31/2007     12.492     12.727            3
ADV 4        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A     10.726           16
        12/31/2005     10.726     11.104           18
        12/31/2006     11.104     12.492           19
        12/31/2007     12.492     12.727           18
ADV 5        2.00%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A     10.715            0
        12/31/2005     10.715     11.076            1
        12/31/2006     11.076     12.442            2
        12/31/2007     12.442     12.657            2
--------------------------------------------------------------------------------
     The Allianz Advantage(TM) NY Variable Annuity Contract*SAI*May 1, 2008
--------------------------------------------------------------------------------
                                       21
                                                NUMBER OF
                                      AUV      ACCUMULATION
              PERIOD                  AT          UNITS
              OR         AUV AT       END      OUTSTANDING
 BENEFIT      YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
ADV 6        2.35%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A     10.690            2
        12/31/2005     10.690     11.012           12
        12/31/2006     11.012     12.327           24
        12/31/2007     12.327     12.496           19
AZL PIMCO Fundamental IndexPLUS Total Return Fund
ADV 1        1.49%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A     11.075            0
        12/31/2007     11.075     11.637            0
ADV 3        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A     11.048            0
        12/31/2007     11.048     11.567            0
ADV 4        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A     11.048            0
        12/31/2007     11.048     11.567            0
ADV 5        2.00%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A     11.037            0
        12/31/2007     11.037     11.538            0
ADV 6        2.35%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A     11.011            0
        12/31/2007     11.011     11.470            0
AZL S&P 500 Index Fund
ADV 1        1.49%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
        12/31/2007        N/A      9.876            0
ADV 3        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
        12/31/2007        N/A      9.852            0
ADV 4        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
        12/31/2007        N/A      9.852            0
ADV 5        2.00%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
        12/31/2007        N/A      9.842            0
ADV 6        2.35%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
        12/31/2007        N/A      9.819            2
AZL Schroder Emerging Markets Equity Fund
ADV 1        1.49%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A     10.465            1
        12/31/2007     10.465     13.435            2
--------------------------------------------------------------------------------
     The Allianz Advantage(TM) NY Variable Annuity Contract*SAI*May 1, 2008
--------------------------------------------------------------------------------
                                       22
                                                NUMBER OF
                                      AUV      ACCUMULATION
              PERIOD                  AT          UNITS
              OR         AUV AT       END      OUTSTANDING
 BENEFIT      YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
ADV 3        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A     10.440            0
        12/31/2007     10.440     13.354            1
ADV 4        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A     10.440            1
        12/31/2007     10.440     13.354            3
ADV 5        2.00%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A     10.429            0
        12/31/2007     10.429     13.321            0
ADV 6        2.35%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A     10.405            6
        12/31/2007     10.405     13.243           35
AZL Schroder International Small Cap Fund
ADV 1        1.49%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
        12/31/2007        N/A      9.237            0
ADV 3        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
        12/31/2007        N/A      9.215            0
ADV 4        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
        12/31/2007        N/A      9.215            0
ADV 5        2.00%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
        12/31/2007        N/A      9.206            0
ADV 6        2.35%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
        12/31/2007        N/A      9.184            1
AZL Small Cap Stock Index Fund
ADV 1        1.49%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
        12/31/2007        N/A      9.324            0
ADV 3        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
        12/31/2007        N/A      9.301            0
ADV 4        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
        12/31/2007        N/A      9.301            0
--------------------------------------------------------------------------------
     The Allianz Advantage(TM) NY Variable Annuity Contract*SAI*May 1, 2008
--------------------------------------------------------------------------------
                                       23
                                                NUMBER OF
                                      AUV      ACCUMULATION
              PERIOD                  AT          UNITS
              OR         AUV AT       END      OUTSTANDING
 BENEFIT      YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
ADV 5        2.00%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
        12/31/2007        N/A      9.292            0
ADV 6        2.35%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
        12/31/2007        N/A      9.270            4
AZL TargetPLUS Balanced Fund
ADV 1        1.49%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
        12/31/2007        N/A     10.110            0
ADV 3        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
        12/31/2007        N/A     10.086            0
ADV 4        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
        12/31/2007        N/A     10.086            0
ADV 5        2.00%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
        12/31/2007        N/A     10.076            0
ADV 6        2.35%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
        12/31/2007        N/A     10.052            0
AZL TargetPLUS Equity Fund
ADV 1        1.49%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A      9.919            0
        12/31/2007      9.919     10.515            0
ADV 3        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A      9.919            0
        12/31/2007      9.919     10.476            0
ADV 4        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A      9.919            0
        12/31/2007      9.919     10.476            0
ADV 5        2.00%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A      9.919            0
        12/31/2007      9.919     10.460            0
ADV 6        2.35%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A      9.919            0
        12/31/2007      9.919     10.424            9
--------------------------------------------------------------------------------
     The Allianz Advantage(TM) NY Variable Annuity Contract*SAI*May 1, 2008
--------------------------------------------------------------------------------
                                       24
                                                NUMBER OF
                                      AUV      ACCUMULATION
              PERIOD                  AT          UNITS
              OR         AUV AT       END      OUTSTANDING
 BENEFIT      YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
AZL TargetPLUS Growth Fund
ADV 1        1.49%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
        12/31/2007        N/A      9.933            0
ADV 3        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
        12/31/2007        N/A      9.909            0
ADV 4        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
        12/31/2007        N/A      9.909            0
ADV 5        2.00%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
        12/31/2007        N/A      9.899            0
ADV 6        2.35%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
        12/31/2007        N/A      9.876            0
AZL TargetPLUS Moderate Fund
ADV 1        1.49%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
        12/31/2007        N/A     10.074            0
ADV 3        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
        12/31/2007        N/A     10.049            0
ADV 4        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
        12/31/2007        N/A     10.049            0
ADV 5        2.00%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
        12/31/2007        N/A     10.039            0
ADV 6        2.35%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
        12/31/2007        N/A     10.016            0
AZL Turner Quantitative Small Cap Growth Fund
ADV 1        1.49%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A     11.118            0
        12/31/2006     11.118     12.193            0
        12/31/2007     12.193     12.741            1
ADV 3        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A     11.091            0
        12/31/2006     11.091     12.120            0
        12/31/2007     12.120     12.619            0
--------------------------------------------------------------------------------
     The Allianz Advantage(TM) NY Variable Annuity Contract*SAI*May 1, 2008
--------------------------------------------------------------------------------
                                       25
                                                NUMBER OF
                                      AUV      ACCUMULATION
              PERIOD                  AT          UNITS
              OR         AUV AT       END      OUTSTANDING
 BENEFIT      YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
ADV 4        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A     11.091            0
        12/31/2006     11.091     12.120            0
        12/31/2007     12.120     12.619            0
ADV 5        2.00%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A     11.080            0
        12/31/2006     11.080     12.090            0
        12/31/2007     12.090     12.569            0
ADV 6        2.35%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A     11.054            0
        12/31/2006     11.054     12.019            1
        12/31/2007     12.019     12.452            5
AZL Van Kampen Comstock Fund
ADV 1        1.49%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A      9.343            2
        12/31/2002      9.343      7.376           14
        12/31/2003      7.376      9.485           19
        12/31/2004      9.485     10.944           18
        12/31/2005     10.944     11.206           14
        12/31/2006     11.206     12.781           13
        12/31/2007     12.781     12.312           22
ADV 3        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      9.395            0
        12/31/2004      9.395     10.800            0
        12/31/2005     10.800     11.019            2
        12/31/2006     11.019     12.523            2
        12/31/2007     12.523     12.019            6
ADV 4        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      9.395            0
        12/31/2004      9.395     10.800            0
        12/31/2005     10.800     11.019            1
        12/31/2006     11.019     12.523            1
        12/31/2007     12.523     12.019           16
ADV 5        2.00%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      9.357            0
        12/31/2004      9.357     10.741            0
        12/31/2005     10.741     10.942            0
        12/31/2006     10.942     12.417            0
        12/31/2007     12.417     11.899            0
ADV 6        2.35%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      9.270            0
        12/31/2004      9.270     10.604            1
        12/31/2005     10.604     10.764           10
        12/31/2006     10.764     12.173            8
        12/31/2007     12.173     11.625           31
AZL Van Kampen Equity and Income Fund
ADV 1        1.49%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A     10.803            0
        12/31/2005     10.803     11.363            0
        12/31/2006     11.363     12.597            2
        12/31/2007     12.597     12.790            2
ADV 3        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A     10.777            0
        12/31/2005     10.777     11.295            0
        12/31/2006     11.295     12.476            0
        12/31/2007     12.476     12.622            1
ADV 4        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A     10.777            0
        12/31/2005     10.777     11.295            1
        12/31/2006     11.295     12.476            3
        12/31/2007     12.476     12.622            1
ADV 5        2.00%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A     10.767            0
        12/31/2005     10.767     11.266            0
        12/31/2006     11.266     12.427            0
        12/31/2007     12.427     12.552            0
--------------------------------------------------------------------------------
     The Allianz Advantage(TM) NY Variable Annuity Contract*SAI*May 1, 2008
--------------------------------------------------------------------------------
                                       26
                                                NUMBER OF
                                      AUV      ACCUMULATION
              PERIOD                  AT          UNITS
              OR         AUV AT       END      OUTSTANDING
 BENEFIT      YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
ADV 6        2.35%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A     10.741            1
        12/31/2005     10.741     11.201            4
        12/31/2006     11.201     12.311           10
        12/31/2007     12.311     12.392            8
AZL Van Kampen Global Franchise Fund
ADV 1        1.49%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     12.267            1
        12/31/2004     12.267     13.560            3
        12/31/2005     13.560     14.916            4
        12/31/2006     14.916     17.819            3
        12/31/2007     17.819     19.278            3
ADV 3        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     12.237            0
        12/31/2004     12.237     13.479            0
        12/31/2005     13.479     14.773            1
        12/31/2006     14.773     17.585            2
        12/31/2007     17.585     18.956            3
ADV 4        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     12.237            0
        12/31/2004     12.237     13.479            0
        12/31/2005     13.479     14.773            0
        12/31/2006     14.773     17.585            3
        12/31/2007     17.585     18.956            3
ADV 5        2.00%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     12.225            0
        12/31/2004     12.225     13.445            0
        12/31/2005     13.445     14.714            0
        12/31/2006     14.714     17.489            0
        12/31/2007     17.489     18.824            0
ADV 6        2.35%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     12.196            0
        12/31/2004     12.196     13.366            6
        12/31/2005     13.366     14.577           15
        12/31/2006     14.577     17.266           25
        12/31/2007     17.266     18.519           33
AZL Van Kampen Global Real Estate Fund
ADV 1        1.49%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A     12.045            0
        12/31/2007     12.045     10.835            0
ADV 3        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A     12.015            1
        12/31/2007     12.015     10.770            4
ADV 4        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A     12.015            1
        12/31/2007     12.015     10.770            1
ADV 5        2.00%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A     12.003            0
        12/31/2007     12.003     10.743           14
ADV 6        2.35%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A     11.975            2
        12/31/2007     11.975     10.680            7
AZL Van Kampen Growth and Income Fund
ADV 1        1.49%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A      9.662            1
        12/31/2002      9.662      8.119            8
        12/31/2003      8.119     10.195            8
        12/31/2004     10.195     11.431            9
        12/31/2005     11.431     12.303            9
        12/31/2006     12.303     14.049           10
        12/31/2007     14.049     14.206            6
--------------------------------------------------------------------------------
     The Allianz Advantage(TM) NY Variable Annuity Contract*SAI*May 1, 2008
--------------------------------------------------------------------------------
                                       27
                                                NUMBER OF
                                      AUV      ACCUMULATION
              PERIOD                  AT          UNITS
              OR         AUV AT       END      OUTSTANDING
 BENEFIT      YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
ADV 3        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     10.097            0
        12/31/2004     10.097     11.281            0
        12/31/2005     11.281     12.098            1
        12/31/2006     12.098     13.765            1
        12/31/2007     13.765     13.868            1
ADV 4        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     10.097            0
        12/31/2004     10.097     11.281            0
        12/31/2005     11.281     12.098            1
        12/31/2006     12.098     13.765            1
        12/31/2007     13.765     13.868            0
ADV 5        2.00%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     10.057            0
        12/31/2004     10.057     11.219            1
        12/31/2005     11.219     12.013            1
        12/31/2006     12.013     13.648            1
        12/31/2007     13.648     13.730            1
ADV 6        2.35%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      9.963            0
        12/31/2004      9.963     11.076            0
        12/31/2005     11.076     11.819           12
        12/31/2006     11.819     13.380           20
        12/31/2007     13.380     13.413           20
AZL Van Kampen Mid Cap Growth Fund
ADV 1        1.49%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A      9.514            0
        12/31/2002      9.514      7.101           14
        12/31/2003      7.101      8.985           13
        12/31/2004      8.985     10.731           14
        12/31/2005     10.731     12.428           15
        12/31/2006     12.428     13.372           15
        12/31/2007     13.372     16.096           22
ADV 3        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      8.899            0
        12/31/2004      8.899     10.590            3
        12/31/2005     10.590     12.220            5
        12/31/2006     12.220     13.102            5
        12/31/2007     13.102     15.714            6
ADV 4        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      8.899            0
        12/31/2004      8.899     10.590            0
        12/31/2005     10.590     12.220            0
        12/31/2006     12.220     13.102            2
        12/31/2007     13.102     15.714            6
ADV 5        2.00%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      8.864            0
        12/31/2004      8.864     10.532            0
        12/31/2005     10.532     12.135            0
        12/31/2006     12.135     12.991            0
        12/31/2007     12.991     15.557            0
ADV 6        2.35%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      8.781            0
        12/31/2004      8.781     10.398            0
        12/31/2005     10.398     11.938            2
        12/31/2006     11.938     12.735            5
        12/31/2007     12.735     15.198           20
Davis VA Financial Portfolio
ADV 1        1.49%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A     11.750            1
        12/31/2002     11.750      9.627            7
        12/31/2003      9.627     12.534            7
        12/31/2004     12.534     13.622            8
        12/31/2005     13.622     14.546            8
        12/31/2006     14.546     16.984            7
        12/31/2007     16.984     15.720            7
ADV 3        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      9.753            0
        12/31/2004      9.753     10.561            0
        12/31/2005     10.561     11.237            0
        12/31/2006     11.237     13.073            0
        12/31/2007     13.073     12.056            2
ADV 4        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      9.753            0
        12/31/2004      9.753     10.561            1
        12/31/2005     10.561     11.237            1
        12/31/2006     11.237     13.073            2
        12/31/2007     13.073     12.056            1
--------------------------------------------------------------------------------
     The Allianz Advantage(TM) NY Variable Annuity Contract*SAI*May 1, 2008
--------------------------------------------------------------------------------
                                       28
                                                NUMBER OF
                                      AUV      ACCUMULATION
              PERIOD                  AT          UNITS
              OR         AUV AT       END      OUTSTANDING
 BENEFIT      YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
ADV 5        2.00%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      9.710            0
        12/31/2004      9.710     10.499            0
        12/31/2005     10.499     11.154            0
        12/31/2006     11.154     12.957            0
        12/31/2007     12.957     11.931            0
ADV 6        2.35%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      9.610            0
        12/31/2004      9.610     10.355            6
        12/31/2005     10.355     10.963            4
        12/31/2006     10.963     12.690            6
        12/31/2007     12.690     11.645            9
Davis VA Value Portfolio
ADV 1        1.49%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A      9.631           27
        12/31/2002      9.631      7.946           33
        12/31/2003      7.946     10.158           36
        12/31/2004     10.158     11.241           35
        12/31/2005     11.241     12.121           25
        12/31/2006     12.121     13.734           22
        12/31/2007     13.734     14.157           21
ADV 3        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      9.245            0
        12/31/2004      9.245     10.194            0
        12/31/2005     10.194     10.953            0
        12/31/2006     10.953     12.365            0
        12/31/2007     12.365     12.700            0
ADV 4        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      9.245            0
        12/31/2004      9.245     10.194            1
        12/31/2005     10.194     10.953            1
        12/31/2006     10.953     12.365            1
        12/31/2007     12.365     12.700            1
ADV 5        2.00%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      9.204            0
        12/31/2004      9.204     10.134            0
        12/31/2005     10.134     10.872            0
        12/31/2006     10.872     12.256            0
        12/31/2007     12.256     12.569            0
ADV 6        2.35%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      9.110            0
        12/31/2004      9.110      9.995            0
        12/31/2005      9.995     10.685            0
        12/31/2006     10.685     12.003            0
        12/31/2007     12.003     12.267            0
Dreyfus IP Small Cap Stock Index Portfolio
ADV 1        1.49%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A      7.599            1
        12/31/2003      7.599     10.315            7
        12/31/2004     10.315     12.386           10
        12/31/2005     12.386     13.086            9
        12/31/2006     13.086     14.750           10
        12/31/2007     14.750     14.436            9
ADV 3        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     10.253            0
        12/31/2004     10.253     12.267            1
        12/31/2005     12.267     12.914            1
        12/31/2006     12.914     14.505            1
        12/31/2007     14.505     14.144            1
ADV 4        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     10.253            0
        12/31/2004     10.253     12.267            5
        12/31/2005     12.267     12.914            6
        12/31/2006     12.914     14.505            7
        12/31/2007     14.505     14.144            7
ADV 5        2.00%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     10.227            0
        12/31/2004     10.227     12.218            0
        12/31/2005     12.218     12.843            1
        12/31/2006     12.843     14.403            1
        12/31/2007     14.403     14.024            1
ADV 6        2.35%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     10.168            0
        12/31/2004     10.168     12.104            6
        12/31/2005     12.104     12.679           12
        12/31/2006     12.679     14.170           14
        12/31/2007     14.170     13.748           16
--------------------------------------------------------------------------------
     The Allianz Advantage(TM) NY Variable Annuity Contract*SAI*May 1, 2008
--------------------------------------------------------------------------------
                                       29
                                                NUMBER OF
                                      AUV      ACCUMULATION
              PERIOD                  AT          UNITS
              OR         AUV AT       END      OUTSTANDING
 BENEFIT      YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
Dreyfus Stock Index Fund, Inc.
ADV 1        1.49%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A      8.154            5
        12/31/2003      8.154     10.287           29
        12/31/2004     10.287     11.183           36
        12/31/2005     11.183     11.507           36
        12/31/2006     11.507     13.061           33
        12/31/2007     13.061     13.509           28
ADV 3        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     10.225            0
        12/31/2004     10.225     11.076            2
        12/31/2005     11.076     11.356            3
        12/31/2006     11.356     12.843            3
        12/31/2007     12.843     13.236            2
ADV 4        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     10.225            0
        12/31/2004     10.225     11.076           10
        12/31/2005     11.076     11.356           10
        12/31/2006     11.356     12.843           12
        12/31/2007     12.843     13.236           11
ADV 5        2.00%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     10.200            0
        12/31/2004     10.200     11.032            0
        12/31/2005     11.032     11.294            1
        12/31/2006     11.294     12.754            1
        12/31/2007     12.754     13.124            1
ADV 6        2.35%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     10.140            0
        12/31/2004     10.140     10.929            5
        12/31/2005     10.929     11.149            6
        12/31/2006     11.149     12.547            6
        12/31/2007     12.547     12.866            4
Franklin Global Communications Securities Fund
ADV 1        1.49%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A     17.665            1
        12/31/2002     17.665     11.569            2
        12/31/2003     11.569     16.008            3
        12/31/2004     16.008     18.006            6
        12/31/2005     18.006     20.541            5
        12/31/2006     20.541     25.209            8
        12/31/2007     25.209     30.855            7
ADV 3        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     15.166            0
        12/31/2004     15.166     16.998            0
        12/31/2005     16.998     19.322            0
        12/31/2006     19.322     23.628            0
        12/31/2007     23.628     28.815            0
ADV 4        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     15.166            0
        12/31/2004     15.166     16.998            0
        12/31/2005     16.998     19.322            0
        12/31/2006     19.322     23.628            0
        12/31/2007     23.628     28.815            0
ADV 5        2.00%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     14.834            0
        12/31/2004     14.834     16.601            0
        12/31/2005     16.601     18.842            0
        12/31/2006     18.842     23.006            0
        12/31/2007     23.006     28.015            0
ADV 6        2.35%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     14.086            0
        12/31/2004     14.086     15.709            0
        12/31/2005     15.709     17.767            1
        12/31/2006     17.767     21.618            1
        12/31/2007     21.618     26.233            1
Franklin Global Real Estate Securities Fund
ADV 1        1.49%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A     29.116            0
        12/31/2002     29.116     29.280            8
        12/31/2003     29.280     39.158           11
        12/31/2004     39.158     50.846           13
        12/31/2005     50.846     56.846           13
        12/31/2006     56.846     67.537           13
        12/31/2007     67.537     52.652           12
ADV 3        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     37.130            0
        12/31/2004     37.130     48.038            1
        12/31/2005     48.038     53.515            2
        12/31/2006     53.515     63.351            2
        12/31/2007     63.351     49.210            2
--------------------------------------------------------------------------------
     The Allianz Advantage(TM) NY Variable Annuity Contract*SAI*May 1, 2008
--------------------------------------------------------------------------------
                                       30
                                                NUMBER OF
                                      AUV      ACCUMULATION
              PERIOD                  AT          UNITS
              OR         AUV AT       END      OUTSTANDING
 BENEFIT      YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
ADV 4        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     37.130            0
        12/31/2004     37.130     48.038            0
        12/31/2005     48.038     53.515            1
        12/31/2006     53.515     63.351            1
        12/31/2007     63.351     49.210            0
ADV 5        2.00%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     36.316            0
        12/31/2004     36.316     46.914            0
        12/31/2005     46.914     52.185            0
        12/31/2006     52.185     61.684            0
        12/31/2007     61.684     47.843            0
ADV 6        2.35%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     34.485            0
        12/31/2004     34.485     44.394            0
        12/31/2005     44.394     49.209            6
        12/31/2006     49.209     57.963            6
        12/31/2007     57.963     44.800            5
Franklin Growth and Income Securities Fund
ADV 1        1.49%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A     28.853            5
        12/31/2002     28.853     23.959           13
        12/31/2003     23.959     29.669           15
        12/31/2004     29.669     32.332           18
        12/31/2005     32.332     32.974           18
        12/31/2006     32.974     37.931           17
        12/31/2007     37.931     35.982           15
ADV 3        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     28.137            0
        12/31/2004     28.137     30.551            0
        12/31/2005     30.551     31.046            0
        12/31/2006     31.046     35.586            0
        12/31/2007     35.586     33.635            0
ADV 4        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     28.137            0
        12/31/2004     28.137     30.551            1
        12/31/2005     30.551     31.046            1
        12/31/2006     31.046     35.586            1
        12/31/2007     35.586     33.635            0
ADV 5        2.00%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     27.520            0
        12/31/2004     27.520     29.836            0
        12/31/2005     29.836     30.275            0
        12/31/2006     30.275     34.649            0
        12/31/2007     34.649     32.701            0
ADV 6        2.35%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     26.133            0
        12/31/2004     26.133     28.233            0
        12/31/2005     28.233     28.548            1
        12/31/2006     28.548     32.559            1
        12/31/2007     32.559     30.620            1
Franklin High Income Securities Fund
ADV 1        1.49%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A     18.120            0
        12/31/2002     18.120     16.074           20
        12/31/2003     16.074     20.775           26
        12/31/2004     20.775     22.488           26
        12/31/2005     22.488     22.890           18
        12/31/2006     22.890     24.664           14
        12/31/2007     24.664     24.957           14
ADV 3        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     19.701            0
        12/31/2004     19.701     21.249            0
        12/31/2005     21.249     21.552            0
        12/31/2006     21.552     23.139           13
        12/31/2007     23.139     23.329            7
ADV 4        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     19.701            0
        12/31/2004     19.701     21.249            4
        12/31/2005     21.249     21.552            5
        12/31/2006     21.552     23.139            6
        12/31/2007     23.139     23.329            5
ADV 5        2.00%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     19.270            0
        12/31/2004     19.270     20.752            0
        12/31/2005     20.752     21.016            0
        12/31/2006     21.016     22.530            0
        12/31/2007     22.530     22.681            0
--------------------------------------------------------------------------------
     The Allianz Advantage(TM) NY Variable Annuity Contract*SAI*May 1, 2008
--------------------------------------------------------------------------------
                                       31
                                                NUMBER OF
                                      AUV      ACCUMULATION
              PERIOD                  AT          UNITS
              OR         AUV AT       END      OUTSTANDING
 BENEFIT      YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
ADV 6        2.35%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     18.298            0
        12/31/2004     18.298     19.637            0
        12/31/2005     19.637     19.818            2
        12/31/2006     19.818     21.171            2
        12/31/2007     21.171     21.238            2
Franklin Income Securities Fund
ADV 1        1.49%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A     28.058           15
        12/31/2002     28.058     27.475           36
        12/31/2003     27.475     35.654           49
        12/31/2004     35.654     39.992           47
        12/31/2005     39.992     40.034           41
        12/31/2006     40.034     46.638           35
        12/31/2007     46.638     47.670           31
ADV 3        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     33.812            0
        12/31/2004     33.812     37.789            4
        12/31/2005     37.789     37.693            5
        12/31/2006     37.693     43.754            5
        12/31/2007     43.754     44.561            4
ADV 4        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     33.812            0
        12/31/2004     33.812     37.789            1
        12/31/2005     37.789     37.693            2
        12/31/2006     37.693     43.754            4
        12/31/2007     43.754     44.561            2
ADV 5        2.00%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     33.071            0
        12/31/2004     33.071     36.905            0
        12/31/2005     36.905     36.757            0
        12/31/2006     36.757     42.603            1
        12/31/2007     42.603     43.323            1
ADV 6        2.35%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     31.404            0
        12/31/2004     31.404     34.922            0
        12/31/2005     34.922     34.660            4
        12/31/2006     34.660     40.033            5
        12/31/2007     40.033     40.567           14
Franklin Large Cap Growth Securities Fund
ADV 1        1.49%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A     18.209            4
        12/31/2002     18.209     13.780            4
        12/31/2003     13.780     17.235            6
        12/31/2004     17.235     18.326           11
        12/31/2005     18.326     18.247           12
        12/31/2006     18.247     19.937           10
        12/31/2007     19.937     20.864            9
ADV 3        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     16.765            0
        12/31/2004     16.765     17.763            0
        12/31/2005     17.763     17.622            0
        12/31/2006     17.622     19.185            0
        12/31/2007     19.185     20.005            0
ADV 4        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     16.765            0
        12/31/2004     16.765     17.763            1
        12/31/2005     17.763     17.622            1
        12/31/2006     17.622     19.185            1
        12/31/2007     19.185     20.005            1
ADV 5        2.00%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     16.573            0
        12/31/2004     16.573     17.533            0
        12/31/2005     17.533     17.369            1
        12/31/2006     17.369     18.881            1
        12/31/2007     18.881     19.658            2
ADV 6        2.35%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     16.134            0
        12/31/2004     16.134     17.009            8
        12/31/2005     17.009     16.790           11
        12/31/2006     16.790     18.189            9
        12/31/2007     18.189     18.871            7
Franklin Rising Dividends Securities Fund
ADV 1        1.49%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A     24.814           12
        12/31/2002     24.814     24.060           33
        12/31/2003     24.060     29.533           61
        12/31/2004     29.533     32.295           64
        12/31/2005     32.295     32.908           61
        12/31/2006     32.908     37.974           54
        12/31/2007     37.974     36.404           48
--------------------------------------------------------------------------------
     The Allianz Advantage(TM) NY Variable Annuity Contract*SAI*May 1, 2008
--------------------------------------------------------------------------------
                                       32
                                                NUMBER OF
                                      AUV      ACCUMULATION
              PERIOD                  AT          UNITS
              OR         AUV AT       END      OUTSTANDING
 BENEFIT      YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
ADV 3        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     28.424            0
        12/31/2004     28.424     30.971            1
        12/31/2005     30.971     31.446            2
        12/31/2006     31.446     36.157            3
        12/31/2007     36.157     34.537            3
ADV 4        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     28.424            0
        12/31/2004     28.424     30.971            0
        12/31/2005     30.971     31.446            0
        12/31/2006     31.446     36.157            0
        12/31/2007     36.157     34.537            0
ADV 5        2.00%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     27.919            0
        12/31/2004     27.919     30.375            0
        12/31/2005     30.375     30.795            0
        12/31/2006     30.795     35.356            0
        12/31/2007     35.356     33.720            0
ADV 6        2.35%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     26.776            0
        12/31/2004     26.776     29.029            2
        12/31/2005     29.029     29.328           18
        12/31/2006     29.328     33.554           20
        12/31/2007     33.554     31.890           15
Franklin Small Cap Value Securities Fund
ADV 1        1.49%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A     10.638            1
        12/31/2002     10.638      9.510            5
        12/31/2003      9.510     12.379           13
        12/31/2004     12.379     15.091           16
        12/31/2005     15.091     16.172           21
        12/31/2006     16.172     18.639           18
        12/31/2007     18.639     17.925           17
ADV 3        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     12.129            0
        12/31/2004     12.129     14.733            2
        12/31/2005     14.733     15.732            3
        12/31/2006     15.732     18.067            3
        12/31/2007     18.067     17.312            3
ADV 4        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     12.129            0
        12/31/2004     12.129     14.733            0
        12/31/2005     14.733     15.732            0
        12/31/2006     15.732     18.067            0
        12/31/2007     18.067     17.312            0
ADV 5        2.00%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     12.026            0
        12/31/2004     12.026     14.586            0
        12/31/2005     14.586     15.552            0
        12/31/2006     15.552     17.833            0
        12/31/2007     17.833     17.062            0
ADV 6        2.35%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     11.790            0
        12/31/2004     11.790     14.250            0
        12/31/2005     14.250     15.140            2
        12/31/2006     15.140     17.300            1
        12/31/2007     17.300     16.494            1
Franklin Small-Mid Cap Growth Securities Fund
ADV 1        1.49%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A     19.747            3
        12/31/2002     19.747     13.874           18
        12/31/2003     13.874     18.760           19
        12/31/2004     18.760     20.603           21
        12/31/2005     20.603     21.270           19
        12/31/2006     21.270     22.778           17
        12/31/2007     22.778     24.962           17
ADV 3        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     18.280            0
        12/31/2004     18.280     20.003            0
        12/31/2005     20.003     20.577            0
        12/31/2006     20.577     21.957            0
        12/31/2007     21.957     23.975            0
ADV 4        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     18.280            0
        12/31/2004     18.280     20.003            1
        12/31/2005     20.003     20.577            1
        12/31/2006     20.577     21.957            1
        12/31/2007     21.957     23.975            1
--------------------------------------------------------------------------------
     The Allianz Advantage(TM) NY Variable Annuity Contract*SAI*May 1, 2008
--------------------------------------------------------------------------------
                                       33
                                                NUMBER OF
                                      AUV      ACCUMULATION
              PERIOD                  AT          UNITS
              OR         AUV AT       END      OUTSTANDING
 BENEFIT      YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
ADV 5        2.00%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     18.057            0
        12/31/2004     18.057     19.730            0
        12/31/2005     19.730     20.266            0
        12/31/2006     20.266     21.592            0
        12/31/2007     21.592     23.541            0
ADV 6        2.35%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     17.548            0
        12/31/2004     17.548     19.106            1
        12/31/2005     19.106     19.557            5
        12/31/2006     19.557     20.764            4
        12/31/2007     20.764     22.559            3
Franklin Templeton VIP Founding Funds Allocation Fund
ADV 1        1.49%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
        12/31/2007        N/A      9.242            0
ADV 3        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
        12/31/2007        N/A      9.225            0
ADV 4        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
        12/31/2007        N/A      9.225            7
ADV 5        2.00%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
        12/31/2007        N/A      9.219            0
ADV 6        2.35%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
        12/31/2007        N/A      9.203            2
Franklin U.S. Government Fund
ADV 1        1.49%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A     21.317           32
        12/31/2002     21.317     23.054           66
        12/31/2003     23.054     23.216           74
        12/31/2004     23.216     23.667           83
        12/31/2005     23.667     23.878           83
        12/31/2006     23.878     24.471           71
        12/31/2007     24.471     25.700           61
ADV 3        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     22.015            0
        12/31/2004     22.015     22.361            2
        12/31/2005     22.361     22.480            2
        12/31/2006     22.480     22.955            2
        12/31/2007     22.955     24.021            2
ADV 4        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     22.015            0
        12/31/2004     22.015     22.361            0
        12/31/2005     22.361     22.480            0
        12/31/2006     22.480     22.955            0
        12/31/2007     22.955     24.021            0
ADV 5        2.00%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     21.532            0
        12/31/2004     21.532     21.838            0
        12/31/2005     21.838     21.921            0
        12/31/2006     21.921     22.351            0
        12/31/2007     22.351     23.354            0
ADV 6        2.35%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     20.447            0
        12/31/2004     20.447     20.665            2
        12/31/2005     20.665     20.671            6
        12/31/2006     20.671     21.003            2
        12/31/2007     21.003     21.868            2
--------------------------------------------------------------------------------
     The Allianz Advantage(TM) NY Variable Annuity Contract*SAI*May 1, 2008
--------------------------------------------------------------------------------
                                       34
                                                NUMBER OF
                                      AUV      ACCUMULATION
              PERIOD                  AT          UNITS
              OR         AUV AT       END      OUTSTANDING
 BENEFIT      YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
Franklin Zero Coupon Fund 2010
ADV 1        1.49%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A     29.125            0
        12/31/2002     29.125     34.462           14
        12/31/2003     34.462     35.172           19
        12/31/2004     35.172     36.285           22
        12/31/2005     36.285     36.299           17
        12/31/2006     36.299     36.734           13
        12/31/2007     36.734     39.308           13
ADV 3        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     33.350            0
        12/31/2004     33.350     34.281            0
        12/31/2005     34.281     34.172            0
        12/31/2006     34.172     34.457            0
        12/31/2007     34.457     36.738            0
ADV 4        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     33.350            0
        12/31/2004     33.350     34.281            0
        12/31/2005     34.281     34.172            0
        12/31/2006     34.172     34.457            0
        12/31/2007     34.457     36.738            0
ADV 5        2.00%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     32.619            0
        12/31/2004     32.619     33.480            0
        12/31/2005     33.480     33.322            0
        12/31/2006     33.322     33.550            0
        12/31/2007     33.550     35.718            0
ADV 6        2.35%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     30.975            0
        12/31/2004     30.975     31.681            0
        12/31/2005     31.681     31.422            5
        12/31/2006     31.422     31.527            5
        12/31/2007     31.527     33.445            5
Jennison 20/20 Focus Portfolio
ADV 1        1.49%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A      8.189            1
        12/31/2003      8.189     10.391           15
        12/31/2004     10.391     11.811           18
        12/31/2005     11.811     14.111           14
        12/31/2006     14.111     15.795           15
        12/31/2007     15.795     17.135           11
ADV 3        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     10.329            0
        12/31/2004     10.329     11.698            3
        12/31/2005     11.698     13.926            5
        12/31/2006     13.926     15.532            5
        12/31/2007     15.532     16.788            5
ADV 4        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     10.329            0
        12/31/2004     10.329     11.698            1
        12/31/2005     11.698     13.926            1
        12/31/2006     13.926     15.532            1
        12/31/2007     15.532     16.788            1
ADV 5        2.00%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     10.303            0
        12/31/2004     10.303     11.651            0
        12/31/2005     11.651     13.849            0
        12/31/2006     13.849     15.423            0
        12/31/2007     15.423     16.646            0
ADV 6        2.35%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     10.243            0
        12/31/2004     10.243     11.543            1
        12/31/2005     11.543     13.672            9
        12/31/2006     13.672     15.173            9
        12/31/2007     15.173     16.319            8
Mutual Discovery Securities Fund
ADV 1        1.49%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A     14.617            1
        12/31/2002     14.617     13.047            4
        12/31/2003     13.047     16.581            4
        12/31/2004     16.581     19.307            7
        12/31/2005     19.307     22.059            9
        12/31/2006     22.059     26.744            9
        12/31/2007     26.744     29.468           13
ADV 3        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     16.209            0
        12/31/2004     16.209     18.805            2
        12/31/2005     18.805     21.409            3
        12/31/2006     21.409     25.864            4
        12/31/2007     25.864     28.395            4
--------------------------------------------------------------------------------
     The Allianz Advantage(TM) NY Variable Annuity Contract*SAI*May 1, 2008
--------------------------------------------------------------------------------
                                       34
                                                NUMBER OF
                                      AUV      ACCUMULATION
              PERIOD                  AT          UNITS
              OR         AUV AT       END      OUTSTANDING
 BENEFIT      YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
ADV 4        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     16.209            0
        12/31/2004     16.209     18.805            1
        12/31/2005     18.805     21.409            1
        12/31/2006     21.409     25.864            2
        12/31/2007     25.864     28.395            2
ADV 5        2.00%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     16.036            0
        12/31/2004     16.036     18.577            0
        12/31/2005     18.577     21.117            0
        12/31/2006     21.117     25.473            0
        12/31/2007     25.473     27.924            0
ADV 6        2.35%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     15.639            0
        12/31/2004     15.639     18.054            1
        12/31/2005     18.054     20.452            6
        12/31/2006     20.452     24.584            6
        12/31/2007     24.584     26.855            6
Mutual Shares Securities Fund
ADV 1        1.49%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A     15.555            3
        12/31/2002     15.555     13.515           21
        12/31/2003     13.515     16.663           19
        12/31/2004     16.663     18.490           19
        12/31/2005     18.490     20.140           16
        12/31/2006     20.140     23.490           26
        12/31/2007     23.490     23.946           25
ADV 3        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     16.228            0
        12/31/2004     16.228     17.942            2
        12/31/2005     17.942     19.473            3
        12/31/2006     19.473     22.630            3
        12/31/2007     22.630     22.986            3
ADV 4        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     16.228            0
        12/31/2004     16.228     17.942            0
        12/31/2005     17.942     19.473            0
        12/31/2006     19.473     22.630            6
        12/31/2007     22.630     22.986            5
ADV 5        2.00%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     16.055            0
        12/31/2004     16.055     17.723            0
        12/31/2005     17.723     19.207            0
        12/31/2006     19.207     22.288            1
        12/31/2007     22.288     22.605            3
ADV 6        2.35%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     15.658            0
        12/31/2004     15.658     17.225            0
        12/31/2005     17.225     18.602            3
        12/31/2006     18.602     21.510            6
        12/31/2007     21.510     21.739           26
OpCap Mid Cap Portfolio
ADV 1        1.49%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A     10.003            1
        12/31/2007     10.003     10.567            1
ADV 3        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A      9.979            0
        12/31/2007      9.979     10.504            0
ADV 4        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A      9.979            0
        12/31/2007      9.979     10.504            0
ADV 5        2.00%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A      9.969            0
        12/31/2007      9.969     10.477            1
--------------------------------------------------------------------------------
     The Allianz Advantage(TM) NY Variable Annuity Contract*SAI*May 1, 2008
--------------------------------------------------------------------------------
                                       36
                                                NUMBER OF
                                      AUV      ACCUMULATION
              PERIOD                  AT          UNITS
              OR         AUV AT       END      OUTSTANDING
 BENEFIT      YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
ADV 6        2.35%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A      9.946            0
        12/31/2007      9.946     10.416            0
Oppenheimer Global Securities Fund/VA
ADV 1        1.49%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A      8.986            6
        12/31/2002      8.986      6.894           21
        12/31/2003      6.894      9.713           31
        12/31/2004      9.713     11.403           36
        12/31/2005     11.403     12.842           30
        12/31/2006     12.842     14.892           29
        12/31/2007     14.892     15.597           25
ADV 3        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      9.267            0
        12/31/2004      9.267     10.840            1
        12/31/2005     10.840     12.164            1
        12/31/2006     12.164     14.054            1
        12/31/2007     14.054     14.667            1
ADV 4        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      9.267            0
        12/31/2004      9.267     10.840            0
        12/31/2005     10.840     12.164            0
        12/31/2006     12.164     14.054            0
        12/31/2007     14.054     14.667            0
ADV 5        2.00%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      9.226            0
        12/31/2004      9.226     10.776            0
        12/31/2005     10.776     12.074            0
        12/31/2006     12.074     13.929            0
        12/31/2007     13.929     14.515            0
ADV 6        2.35%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      9.131            0
        12/31/2004      9.131     10.628            0
        12/31/2005     10.628     11.867            0
        12/31/2006     11.867     13.643            0
        12/31/2007     13.643     14.166            0
Oppenheimer High Income Fund/VA
ADV 1        1.49%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A      9.566            1
        12/31/2002      9.566      9.199           29
        12/31/2003      9.199     11.234           35
        12/31/2004     11.234     12.059           31
        12/31/2005     12.059     12.156           18
        12/31/2006     12.156     13.106           11
        12/31/2007     13.106     12.898           10
ADV 3        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     11.017            0
        12/31/2004     11.017     11.784            2
        12/31/2005     11.784     11.836            2
        12/31/2006     11.836     12.715            2
        12/31/2007     12.715     12.468            4
ADV 4        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     11.017            0
        12/31/2004     11.017     11.784            0
        12/31/2005     11.784     11.836            0
        12/31/2006     11.836     12.715            0
        12/31/2007     12.715     12.468            0
ADV 5        2.00%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     10.968            0
        12/31/2004     10.968     11.714            0
        12/31/2005     11.714     11.749            0
        12/31/2006     11.749     12.602            0
        12/31/2007     12.602     12.338            0
ADV 6        2.35%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     10.856            0
        12/31/2004     10.856     11.553            0
        12/31/2005     11.553     11.547            0
        12/31/2006     11.547     12.342            0
        12/31/2007     12.342     12.042            0
Oppenheimer Main Street Fund/VA
ADV 1        1.49%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A      8.330           16
        12/31/2002      8.330      6.664           48
        12/31/2003      6.664      8.320           59
        12/31/2004      8.320      8.972           63
        12/31/2005      8.972      9.368           55
        12/31/2006      9.368     10.616           50
        12/31/2007     10.616     10.921           46
--------------------------------------------------------------------------------
     The Allianz Advantage(TM) NY Variable Annuity Contract*SAI*May 1, 2008
--------------------------------------------------------------------------------
                                       37
                                                NUMBER OF
                                      AUV      ACCUMULATION
              PERIOD                  AT          UNITS
              OR         AUV AT       END      OUTSTANDING
 BENEFIT      YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
ADV 3        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      8.620            0
        12/31/2004      8.620      9.262            0
        12/31/2005      9.262      9.636            0
        12/31/2006      9.636     10.881            0
        12/31/2007     10.881     11.153            0
ADV 4        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      8.620            0
        12/31/2004      8.620      9.262            8
        12/31/2005      9.262      9.636            8
        12/31/2006      9.636     10.881            9
        12/31/2007     10.881     11.153            9
ADV 5        2.00%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      8.582            0
        12/31/2004      8.582      9.207            1
        12/31/2005      9.207      9.565            1
        12/31/2006      9.565     10.785            1
        12/31/2007     10.785     11.037            1
ADV 6        2.35%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      8.494            0
        12/31/2004      8.494      9.081            0
        12/31/2005      9.081      9.401            0
        12/31/2006      9.401     10.562            0
        12/31/2007     10.562     10.772            0
PIMCO VIT All Asset Portfolio
ADV 1        1.49%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A     11.871            0
        12/31/2005     11.871     12.424           15
        12/31/2006     12.424     12.811           12
        12/31/2007     12.811     13.672           11
ADV 3        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A     11.842            0
        12/31/2005     11.842     12.350            1
        12/31/2006     12.350     12.689            1
        12/31/2007     12.689     13.492            0
ADV 4        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A     11.842            0
        12/31/2005     11.842     12.350            0
        12/31/2006     12.350     12.689            1
        12/31/2007     12.689     13.492            1
ADV 5        2.00%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A     11.830            0
        12/31/2005     11.830     12.319            0
        12/31/2006     12.319     12.638            1
        12/31/2007     12.638     13.418            1
ADV 6        2.35%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A     11.802            3
        12/31/2005     11.802     12.247            5
        12/31/2006     12.247     12.521           12
        12/31/2007     12.521     13.247           16
PIMCO VIT CommodityRealReturn Strategy Portfolio
ADV 1        1.49%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A     11.030            9
        12/31/2006     11.030     10.530            9
        12/31/2007     10.530     12.785            9
ADV 3        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A     11.003            0
        12/31/2006     11.003     10.467            0
        12/31/2007     10.467     12.662            0
ADV 4        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A     11.003            0
        12/31/2006     11.003     10.467            0
        12/31/2007     10.467     12.662            0
--------------------------------------------------------------------------------
     The Allianz Advantage(TM) NY Variable Annuity Contract*SAI*May 1, 2008
--------------------------------------------------------------------------------
                                       38
                                                NUMBER OF
                                      AUV      ACCUMULATION
              PERIOD                  AT          UNITS
              OR         AUV AT       END      OUTSTANDING
 BENEFIT      YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
ADV 5        2.00%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A     10.992            0
        12/31/2006     10.992     10.441            0
        12/31/2007     10.441     12.612            0
ADV 6        2.35%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A     10.966            1
        12/31/2006     10.966     10.380            1
        12/31/2007     10.380     12.494            2
PIMCO VIT Emerging Markets Bond Portfolio
ADV 1        1.49%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A     10.921            1
        12/31/2006     10.921     11.758            1
        12/31/2007     11.758     12.257            2
ADV 3        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A     10.895            0
        12/31/2006     10.895     11.687            0
        12/31/2007     11.687     12.140            0
ADV 4        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A     10.895            0
        12/31/2006     10.895     11.687            0
        12/31/2007     11.687     12.140            0
ADV 5        2.00%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A     10.884            0
        12/31/2006     10.884     11.658            0
        12/31/2007     11.658     12.091            0
ADV 6        2.35%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A     10.858            0
        12/31/2006     10.858     11.590            0
        12/31/2007     11.590     11.979            4
PIMCO VIT Global Bond Portfolio (Unhedged)
ADV 1        1.49%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A      9.343            0
        12/31/2006      9.343      9.633            0
        12/31/2007      9.633     10.415            7
ADV 3        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A      9.321            0
        12/31/2006      9.321      9.576            0
        12/31/2007      9.576     10.315            0
ADV 4        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A      9.321            0
        12/31/2006      9.321      9.576            0
        12/31/2007      9.576     10.315            0
ADV 5        2.00%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A      9.311            0
        12/31/2006      9.311      9.552            0
        12/31/2007      9.552     10.274            0
ADV 6        2.35%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A      9.289            0
        12/31/2006      9.289      9.496            0
        12/31/2007      9.496     10.178            0
--------------------------------------------------------------------------------
     The Allianz Advantage(TM) NY Variable Annuity Contract*SAI*May 1, 2008
--------------------------------------------------------------------------------
                                       39
                                                NUMBER OF
                                      AUV      ACCUMULATION
              PERIOD                  AT          UNITS
              OR         AUV AT       END      OUTSTANDING
 BENEFIT      YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
PIMCO VIT High Yield Portfolio
ADV 1        1.49%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A      9.559            0
        12/31/2002      9.559      9.303           37
        12/31/2003      9.303     11.266           47
        12/31/2004     11.266     12.160           49
        12/31/2005     12.160     12.475           35
        12/31/2006     12.475     13.410           24
        12/31/2007     13.410     13.675           21
ADV 3        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     11.430            0
        12/31/2004     11.430     12.293            2
        12/31/2005     12.293     12.566            2
        12/31/2006     12.566     13.459            2
        12/31/2007     13.459     13.675            2
ADV 4        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     11.430            0
        12/31/2004     11.430     12.293            9
        12/31/2005     12.293     12.566           10
        12/31/2006     12.566     13.459           10
        12/31/2007     13.459     13.675           10
ADV 5        2.00%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     11.379            0
        12/31/2004     11.379     12.220            0
        12/31/2005     12.220     12.473            0
        12/31/2006     12.473     13.340            0
        12/31/2007     13.340     13.533            0
ADV 6        2.35%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     11.263            0
        12/31/2004     11.263     12.052            1
        12/31/2005     12.052     12.259           12
        12/31/2006     12.259     13.065           15
        12/31/2007     13.065     13.208           14
PIMCO VIT Real Return Portfolio
ADV 1        1.49%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     10.510            1
        12/31/2004     10.510     11.277           10
        12/31/2005     11.277     11.344           17
        12/31/2006     11.344     11.257           16
        12/31/2007     11.257     12.272           17
ADV 3        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     10.484            0
        12/31/2004     10.484     11.210            7
        12/31/2005     11.210     11.236           10
        12/31/2006     11.236     11.109           10
        12/31/2007     11.109     12.068            4
ADV 4        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     10.484            0
        12/31/2004     10.484     11.210            1
        12/31/2005     11.210     11.236            2
        12/31/2006     11.236     11.109            5
        12/31/2007     11.109     12.068            1
ADV 5        2.00%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     10.474            0
        12/31/2004     10.474     11.182            0
        12/31/2005     11.182     11.191            0
        12/31/2006     11.191     11.048            0
        12/31/2007     11.048     11.983            0
ADV 6        2.35%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     10.449            0
        12/31/2004     10.449     11.116            1
        12/31/2005     11.116     11.086            5
        12/31/2006     11.086     10.907           14
        12/31/2007     10.907     11.789           12
PIMCO VIT StocksPLUS Growth and Income Portfolio
ADV 1        1.49%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A      8.252            1
        12/31/2002      8.252      6.486            3
        12/31/2003      6.486      8.332           16
        12/31/2004      8.332      9.095           12
        12/31/2005      9.095      9.274           11
        12/31/2006      9.274     10.498           11
        12/31/2007     10.498     11.051            9
ADV 3        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      8.637            0
        12/31/2004      8.637      9.395            0
        12/31/2005      9.395      9.545            0
        12/31/2006      9.545     10.767            0
        12/31/2007     10.767     11.293            0
--------------------------------------------------------------------------------
     The Allianz Advantage(TM) NY Variable Annuity Contract*SAI*May 1, 2008
--------------------------------------------------------------------------------
                                       40
                                                NUMBER OF
                                      AUV      ACCUMULATION
              PERIOD                  AT          UNITS
              OR         AUV AT       END      OUTSTANDING
 BENEFIT      YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
ADV 4        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      8.637            0
        12/31/2004      8.637      9.395            0
        12/31/2005      9.395      9.545            0
        12/31/2006      9.545     10.767            0
        12/31/2007     10.767     11.293            0
ADV 5        2.00%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      8.599            0
        12/31/2004      8.599      9.340            0
        12/31/2005      9.340      9.474            0
        12/31/2006      9.474     10.671            0
        12/31/2007     10.671     11.176            0
ADV 6        2.35%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      8.511            0
        12/31/2004      8.511      9.211            0
        12/31/2005      9.211      9.312            0
        12/31/2006      9.312     10.451            0
        12/31/2007     10.451     10.907            0
PIMCO VIT Total Return Portfolio
ADV 1        1.49%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A     11.389            2
        12/31/2002     11.389     12.239           81
        12/31/2003     12.239     12.666          103
        12/31/2004     12.666     13.088          107
        12/31/2005     13.088     13.212          107
        12/31/2006     13.212     13.518           99
        12/31/2007     13.518     14.484           87
ADV 3        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     11.747            0
        12/31/2004     11.747     12.095            4
        12/31/2005     12.095     12.165            4
        12/31/2006     12.165     12.403            4
        12/31/2007     12.403     13.241            5
ADV 4        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     11.747            0
        12/31/2004     11.747     12.095            0
        12/31/2005     12.095     12.165            0
        12/31/2006     12.165     12.403            2
        12/31/2007     12.403     13.241            1
ADV 5        2.00%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     11.695            0
        12/31/2004     11.695     12.024            0
        12/31/2005     12.024     12.075            0
        12/31/2006     12.075     12.293            0
        12/31/2007     12.293     13.104            0
ADV 6        2.35%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     11.575            0
        12/31/2004     11.575     11.858            1
        12/31/2005     11.858     11.868            8
        12/31/2006     11.868     12.040           18
        12/31/2007     12.040     12.789           33
Seligman Smaller-Cap Value Portfolio
ADV 1        1.49%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A     16.623            1
        12/31/2002     16.623     13.861            8
        12/31/2003     13.861     20.475            9
        12/31/2004     20.475     24.196            8
        12/31/2005     24.196     22.891            7
        12/31/2006     22.891     27.345            7
        12/31/2007     27.345     28.055            6
ADV 3        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     14.690            0
        12/31/2004     14.690     17.297            1
        12/31/2005     17.297     16.305            1
        12/31/2006     16.305     19.408            1
        12/31/2007     19.408     19.840            1
ADV 4        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     14.690            0
        12/31/2004     14.690     17.297            0
        12/31/2005     17.297     16.305            0
        12/31/2006     16.305     19.408            0
        12/31/2007     19.408     19.840            0
ADV 5        2.00%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     14.625            0
        12/31/2004     14.625     17.195            0
        12/31/2005     17.195     16.185            0
        12/31/2006     16.185     19.236            0
        12/31/2007     19.236     19.634            0
--------------------------------------------------------------------------------
     The Allianz Advantage(TM) NY Variable Annuity Contract*SAI*May 1, 2008
--------------------------------------------------------------------------------
                                       41
                                                NUMBER OF
                                      AUV      ACCUMULATION
              PERIOD                  AT          UNITS
              OR         AUV AT       END      OUTSTANDING
 BENEFIT      YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
ADV 6        2.35%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     14.475            0
        12/31/2004     14.475     16.959            0
        12/31/2005     16.959     15.907            0
        12/31/2006     15.907     18.840            0
        12/31/2007     18.840     19.162            0
SP International Growth Portfolio
ADV 1        1.49%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A      5.356            0
        12/31/2002      5.356      4.072            2
        12/31/2003      4.072      5.582            3
        12/31/2004      5.582      6.385            4
        12/31/2005      6.385      7.285            3
        12/31/2006      7.285      8.625            2
        12/31/2007      8.625     10.122            2
ADV 3        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      5.521            0
        12/31/2004      5.521      6.293            0
        12/31/2005      6.293      7.154            0
        12/31/2006      7.154      8.440            0
        12/31/2007      8.440      9.868            0
ADV 4        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      5.521            0
        12/31/2004      5.521      6.293            0
        12/31/2005      6.293      7.154            0
        12/31/2006      7.154      8.440            0
        12/31/2007      8.440      9.868            0
ADV 5        2.00%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      5.496            0
        12/31/2004      5.496      6.255            0
        12/31/2005      6.255      7.100            0
        12/31/2006      7.100      8.363            0
        12/31/2007      8.363      9.765            0
ADV 6        2.35%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      5.437            0
        12/31/2004      5.437      6.167            0
        12/31/2005      6.167      6.975            0
        12/31/2006      6.975      8.188            0
        12/31/2007      8.188      9.527            0
SP Strategic Partners Focused Growth Portfolio ADV 11.49%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A      6.599            1
        12/31/2002      6.599      4.842            1
        12/31/2003      4.842      5.985            1
        12/31/2004      5.985      6.480            1
        12/31/2005      6.480      7.331            1
        12/31/2006      7.331      7.143            1
        12/31/2007      7.143      8.069            1
ADV 3        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      5.920            0
        12/31/2004      5.920      6.386            0
        12/31/2005      6.386      7.199            0
        12/31/2006      7.199      6.989            0
        12/31/2007      6.989      7.867            0
ADV 4        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      5.920            0
        12/31/2004      5.920      6.386            0
        12/31/2005      6.386      7.199            0
        12/31/2006      7.199      6.989            0
        12/31/2007      6.989      7.867            0
ADV 5        2.00%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      5.893            0
        12/31/2004      5.893      6.348            0
        12/31/2005      6.348      7.145            0
        12/31/2006      7.145      6.926            0
        12/31/2007      6.926      7.784            0
ADV 6        2.35%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      5.830            0
        12/31/2004      5.830      6.258            0
        12/31/2005      6.258      7.020           19
        12/31/2006      7.020      6.781            6
        12/31/2007      6.781      7.594            6
Templeton Developing Markets Securities Fund
ADV 1        1.49%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A      7.586            0
        12/31/2002      7.586      7.463            1
        12/31/2003      7.463     11.249            3
        12/31/2004     11.249     13.821            4
        12/31/2005     13.821     17.351            7
        12/31/2006     17.351     21.897            7
        12/31/2007     21.897     27.781            6
--------------------------------------------------------------------------------
     The Allianz Advantage(TM) NY Variable Annuity Contract*SAI*May 1, 2008
--------------------------------------------------------------------------------
                                       42
                                                NUMBER OF
                                      AUV      ACCUMULATION
              PERIOD                  AT          UNITS
              OR         AUV AT       END      OUTSTANDING
 BENEFIT      YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
ADV 3        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     10.900            0
        12/31/2004     10.900     13.344            0
        12/31/2005     13.344     16.693            0
        12/31/2006     16.693     20.991            0
        12/31/2007     20.991     26.535            0
ADV 4        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     10.900            0
        12/31/2004     10.900     13.344            0
        12/31/2005     13.344     16.693            9
        12/31/2006     16.693     20.991            5
        12/31/2007     20.991     26.535            6
ADV 5        2.00%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     10.741            0
        12/31/2004     10.741     13.129            0
        12/31/2005     13.129     16.400            0
        12/31/2006     16.400     20.591            0
        12/31/2007     20.591     25.991            0
ADV 6        2.35%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     10.379            0
        12/31/2004     10.379     12.642            2
        12/31/2005     12.642     15.736           10
        12/31/2006     15.736     19.689           10
        12/31/2007     19.689     24.764            8
Templeton Foreign Securities Fund
ADV 1        1.49%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A     17.645            4
        12/31/2002     17.645     14.157           15
        12/31/2003     14.157     18.440           15
        12/31/2004     18.440     21.533           13
        12/31/2005     21.533     23.373           13
        12/31/2006     23.373     27.966           12
        12/31/2007     27.966     31.809           11
ADV 3        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     17.629            0
        12/31/2004     17.629     20.512            1
        12/31/2005     20.512     22.184            2
        12/31/2006     22.184     26.449            2
        12/31/2007     26.449     29.975            2
ADV 4        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     17.629            0
        12/31/2004     17.629     20.512            0
        12/31/2005     20.512     22.184            0
        12/31/2006     22.184     26.449            0
        12/31/2007     26.449     29.975            1
ADV 5        2.00%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     17.317            0
        12/31/2004     17.317     20.118            0
        12/31/2005     20.118     21.725            0
        12/31/2006     21.725     25.863            0
        12/31/2007     25.863     29.267            1
ADV 6        2.35%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     16.608            0
        12/31/2004     16.608     19.227            3
        12/31/2005     19.227     20.691           14
        12/31/2006     20.691     24.546           13
        12/31/2007     24.546     27.679            8
Templeton Global Income Securities Fund
ADV 1        1.49%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A     16.970            0
        12/31/2002     16.970     20.255            0
        12/31/2003     20.255     24.432            0
        12/31/2004     24.432     27.617            0
        12/31/2005     27.617     26.372            0
        12/31/2006     26.372     29.301            0
        12/31/2007     29.301     32.042            2
ADV 3        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
        12/31/2007        N/A     29.822            0
ADV 4        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
        12/31/2007        N/A     29.822            0
--------------------------------------------------------------------------------
     The Allianz Advantage(TM) NY Variable Annuity Contract*SAI*May 1, 2008
--------------------------------------------------------------------------------
                                      43
                                                NUMBER OF
                                      AUV      ACCUMULATION
              PERIOD                  AT          UNITS
              OR         AUV AT       END      OUTSTANDING
 BENEFIT      YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
ADV 5        2.00%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
        12/31/2007        N/A     29.016            0
ADV 6        2.35%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
        12/31/2007        N/A     27.219            0
Templeton Growth Securities Fund
ADV 1        1.49%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A     18.790            1
        12/31/2002     18.790     15.090           12
        12/31/2003     15.090     19.644           14
        12/31/2004     19.644     22.454           35
        12/31/2005     22.454     24.083           31
        12/31/2006     24.083     28.903           35
        12/31/2007     28.903     29.141           34
ADV 3        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     19.000            0
        12/31/2004     19.000     21.639            0
        12/31/2005     21.639     23.126            0
        12/31/2006     23.126     27.655            0
        12/31/2007     27.655     27.782            0
ADV 4        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     19.000            0
        12/31/2004     19.000     21.639            0
        12/31/2005     21.639     23.126            0
        12/31/2006     23.126     27.655            2
        12/31/2007     27.655     27.782            1
ADV 5        2.00%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     18.722            0
        12/31/2004     18.722     21.291            0
        12/31/2005     21.291     22.721            0
        12/31/2006     22.721     27.129            1
        12/31/2007     27.129     27.213            1
ADV 6        2.35%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     18.090            0
        12/31/2004     18.090     20.501            1
        12/31/2005     20.501     21.801            7
        12/31/2006     21.801     25.940           10
        12/31/2007     25.940     25.929           27
--------------------------------------------------------------------------------
     The Allianz Advantage(TM) NY Variable Annuity Contract*SAI*May 1, 2008
--------------------------------------------------------------------------------




                      ALLIANZ LIFE OF NY VARIABLE ACCOUNT C

                                       of

                   ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK


                              Financial Statements


                                December 31, 2007

     (With Report of Independent Registered Public Accounting Firm Thereon)

             Report of Independent Registered Public Accounting Firm


The Board of Directors of Allianz Life Insurance Company of New York and Contract Owners of Allianz Life of NY Variable Account C:

We have audited the accompanying statements of assets and liabilities of the sub-accounts of Allianz Life of NY Variable Account C (the Variable Account) as of December 31, 2007, and the related statements of operations for the year or period in the period then ended, the statements of changes in net assets for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Variable Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Investment securities held in custody for the benefit of the Variable Account were confirmed to us by the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the assets and liabilities of the sub-accounts of Allianz Life of NY Variable Account C as of December 31, 2007, the results of their operations, the changes in their net assets, and the financial highlights for the periods stated above, in conformity with U.S. generally accepted accounting principles.




Minneapolis, Minnesota
April 15, 2008

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements

Statements of Assets and Liabilities
  December 31, 2007
  (In thousands)

                                                                                            Alger          Alger     Alger
                                                       AIM V.I.                 Alger       American     American    American
                                                        Capital     AIM V.I.    American    Leveraged     MidCap       Small
                                                      Appreciation Core Equity   Growth      AllCap       Growth    Capitalization
                                                         Fund         Fund      Portfolio   Portfolio   Portfolio    Portfolio
                                                      --------------------------------------------------------------------------
 Assets:
    Investments at net asset value*                          $432           98         279         275           85           2
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
       Total Assets                                           432           98         279         275           85           2
                                                      --------------------------------------------------------------------------
 Liabilities:
    Accrued mortality and expense risk and
        administrative charges                                  -            -           -           -            -           -
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
      Total Liabilities                                         -            -           -           -            -           -
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
      Net Assets                                             $432           98         279         275           85           2
                                                      --------------------------------------------------------------------------
 Contract Owners' Equity:
      Contracts in accumulation period                        432           98         279         275           85           2
      Contracts in annuity payment period (note 2)              -            -           -           -            -           -
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
     Total Contract Owners' Equity (Note 6)                  $432           98         279         275           85           2
                                                      --------------------------------------------------------------------------

          *Investment shares                                   15            3           6           5            4           -
           Investments at cost                               $383           84         325         274           64           1


                 See accompanying notes to financial statements
                                        3

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (continued)

Statements of Assets and Liabilities  (continued)
  December 31, 2007
  (In thousands)
                                                                                                            AZL        AZL
                                                                                AZL                      Dreyfus      Dreyfus
                                                        AZL AIM      AZL AIM    Columbia    AZL Davis    Founders     Premier
                                                         Basic    International Technology NY Venture     Equity     Small Cap
                                                      Value Fund  Equity Fund     Fund        Fund     Growth Fund  Value Fund
                                                      --------------------------------------------------------------------------

 Assets:
    Investments at net asset value*                            $-        5,106       2,544      10,524        4,877       2,383
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
       Total Assets                                             -        5,106       2,544      10,524        4,877       2,383
                                                      --------------------------------------------------------------------------

 Liabilities:
    Accrued mortality and expense risk and
administrative charges                                          -            -           -           -            -           -
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
      Total Liabilities                                         -            -           -           -            -           -
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
      Net Assets                                               $-        5,106       2,544      10,524        4,877       2,383
                                                      --------------------------------------------------------------------------

Contract Owners' Equity:
      Contracts in accumulation period                          -        5,106       2,544      10,524        4,877       2,383
      Contracts in annuity payment period (note 2)              -            -           -           -            -           -
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
     Total Contract Owners' Equity (Note 6)                    $-        5,106       2,544      10,524        4,877       2,383
                                                      --------------------------------------------------------------------------

          *Investment shares                                    -          256         235         745          441         211
           Investments at cost                                 $-        4,354       2,296       9,378        4,644       2,614

                 See accompanying notes to financial statements
                                        4

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (continued)

Statements of Assets and Liabilities  (continued)
  December 31, 2007
  (In thousands)
                                                                     AZL
                                                        AZL First   Franklin    AZL         AZL                      AZL
                                                      Trust Target  Small Cap    Fusion      Fusion     AZL Fusion   Jennison
                                                       Double Play  Value       Balanced     Growth      Moderate      20/20
                                                          Fund         Fund       Fund        Fund         Fund     Focus Fund
                                                      --------------------------------------------------------------------------

 Assets:
    Investments at net asset value*                            $412      5,370      10,317      24,767       21,158       3,716
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
       Total Assets                                             412      5,370      10,317      24,767       21,158       3,716
                                                      --------------------------------------------------------------------------

 Liabilities:
    Accrued mortality and expense risk and
administrative charges                                            -          -           -           -            -           -
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
      Total Liabilities                                           -          -           -           -            -           -
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
      Net Assets                                               $412      5,370      10,317      24,767       21,158       3,716
                                                      --------------------------------------------------------------------------

 Contract Owners' Equity:
      Contracts in accumulation period                          412      5,370      10,317      24,767       21,158       3,716
      Contracts in annuity payment period (note 2)                -          -           -           -            -           -
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
     Total Contract Owners' Equity (Note 6)                    $412      5,370      10,317      24,767       21,158       3,716
                                                      --------------------------------------------------------------------------

          *Investment shares                                     38        326         848       1,914        1,699         250
           Investments at cost                                 $412      5,569       9,816      22,999       19,628       3,396

                 See accompanying notes to financial statements
                                        5

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (continued)

Statements of Assets and Liabilities  (continued)
  December 31, 2007
  (In thousands)
                                                         AZL                                 AZL LMP
                                                       Jennison     AZL Legg    AZL Legg    Large Cap                AZL NACM
                                                        Growth       Mason        Mason      Growth      AZL Money  International
                                                         Fund     Growth Fund  Value Fund     Fund     Market Fund     Fund
                                                      --------------------------------------------------------------------------

 Assets:
    Investments at net asset value*                        $2,006        5,511       4,799       3,327       19,915          87
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
       Total Assets                                         2,006        5,511       4,799       3,327       19,915          87
                                                      --------------------------------------------------------------------------

 Liabilities:
    Accrued mortality and expense risk and
administrative charges                                          -            -           -           -            -           -
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
      Total Liabilities                                         -            -           -           -            -           -
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
      Net Assets                                           $2,006        5,511       4,799       3,327       19,915          87
                                                      --------------------------------------------------------------------------

 Contract Owners' Equity:
      Contracts in accumulation period                      2,006        5,511       4,799       3,327       19,915          87
      Contracts in annuity payment period (note 2)              -            -           -           -            -           -
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
     Total Contract Owners' Equity (Note 6)                $2,006        5,511       4,799       3,327       19,915          87
                                                      --------------------------------------------------------------------------

          *Investment shares                                  147          409         398         272       19,915           9
           Investments at cost                             $1,860        5,413       4,640       2,890       19,915          90


                 See accompanying notes to financial statements
                                        6

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (continued)

Statements of Assets and Liabilities  (continued)
  December 31, 2007
  (In thousands)
                                                         AZL                                                           AZL
                                                       Neuberger                                                    Oppenheimer
                                                        Berman       AZL OCC     AZL OCC                    AZL     International
                                                        Regency   Opportunity  Renaissance  AZL OCC    Oppenheimer    Growth
                                                         Fund         Fund        Fund     Value Fund  Global Fund     Fund
                                                      --------------------------------------------------------------------------

 Assets:
    Investments at net asset value*                          $965        3,925           -       7,672        7,056       5,592
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
       Total Assets                                           965        3,925           -       7,672        7,056       5,592
                                                      --------------------------------------------------------------------------

 Liabilities:
    Accrued mortality and expense risk and
administrative charges                                          -            -           -           -            -           -
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
      Total Liabilities                                         -            -           -           -            -           -
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
      Net Assets                                             $965        3,925           -       7,672        7,056       5,592
                                                      --------------------------------------------------------------------------

 Contract Owners' Equity:
      Contracts in accumulation period                        965        3,925           -       7,667        7,056       5,592
      Contracts in annuity payment period (note 2)              -            -           -           6            -           -
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
     Total Contract Owners' Equity (Note 6)                  $965        3,925           -       7,672        7,056       5,592
                                                      --------------------------------------------------------------------------

          *Investment shares                                   92          262           -         614          469         271
           Investments at cost                               $943        3,931           -       8,161        6,287       4,860


                 See accompanying notes to financial statements
                                        7

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (continued)

Statements of Assets and Liabilities  (continued)
  December 31, 2007
  (In thousands)
                                                                                            AZL             AZL
                                                       AZL          AZL PIMCO               Schroder     Schroder    AZL
                                                      Oppenheimer Fundamental               Emerging     Emerging    Schroder
                                                         Main      IndexPLUS    AZL S&P      Markets     Markets    International
                                                        Street       Total      500 Index    Equity    Equity Fund   Small Cap
                                                         Fund     Return Fund     Fund      Fund CL 1      CL 2        Fund
                                                      --------------------------------------------------------------------------

 Assets:
    Investments at net asset value*                        $4,840          140         704          23       13,766         341
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
       Total Assets                                         4,840          140         704          23       13,766         341
                                                      --------------------------------------------------------------------------

 Liabilities:
    Accrued mortality and expense risk and
administrative charges                                          -            -           -           -            -           -
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
      Total Liabilities                                         -            -           -           -            -           -
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
      Net Assets                                           $4,840          140         704          23       13,766         341
                                                      --------------------------------------------------------------------------

 Contract Owners' Equity:
      Contracts in accumulation period                      4,840          140         704          23       13,766         341
      Contracts in annuity payment period (note 2)              -            -           -           -            -           -
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
     Total Contract Owners' Equity (Note 6)                $4,840          140         704          23       13,766         341
                                                      --------------------------------------------------------------------------

          *Investment shares                                  390           14          71           2        1,000          36
           Investments at cost                             $4,418          145         729          24       12,860         357


                 See accompanying notes to financial statements
                                        8

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (continued)

Statements of Assets and Liabilities  (continued)
  December 31, 2007
  (In thousands)
                                                                                                                       AZL
                                                                                                                      Turner
                                                                       AZL      AZL         AZL             AZL     Quantitative
                                                       AZL Small   TargetPLUS  TargetPLUS  TargetPLUS   TargetPLUS   Small Cap
                                                       Cap Stock    Balanced     Equity      Growth      Moderate     Growth
                                                      Index Fund      Fund        Fund        Fund         Fund        Fund
                                                      --------------------------------------------------------------------------

 Assets:
    Investments at net asset value*                          $463          366       1,613         949          327         952
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
       Total Assets                                           463          366       1,613         949          327         952
                                                      --------------------------------------------------------------------------

 Liabilities:
    Accrued mortality and expense risk and
administrative charges                                          -            -           -           -            -           -
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
      Total Liabilities                                         -            -           -           -            -           -
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
      Net Assets                                             $463          366       1,613         949          327         952
                                                      --------------------------------------------------------------------------

 Contract Owners' Equity:
      Contracts in accumulation period                        463          366       1,613         949          327         952
      Contracts in annuity payment period (note 2)              -            -           -           -            -           -
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
     Total Contract Owners' Equity (Note 6)                  $463          366       1,613         949          327         952
                                                      --------------------------------------------------------------------------

          *Investment shares                                   50           36         153          96           33          74
           Investments at cost                               $492          373       1,643         965          335         888


                 See accompanying notes to financial statements
                                        9

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (continued)

Statements of Assets and Liabilities  (continued)
  December 31, 2007
  (In thousands)
                                                                                AZL Van                    AZL Van
                                                                               Kampen                      Kampen      AZL Van
                                                        AZL Van      AZL Van   Equity                      Global       Kampen
                                                        Kampen       Kampen    and           AZL Van        Real      Growth and
                                                      Aggressive    Comstock   Income     Kampen Global    Estate       Income
                                                      Growth Fund     Fund       Fund    Franchise Fund     Fund         Fund
                                                      --------------------------------------------------------------------------

 Assets:
    Investments at net asset value*                            $-        8,290     1,776           6,967      1,977       4,422
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
       Total Assets                                             -        8,290     1,776           6,967      1,977       4,422
                                                      --------------------------------------------------------------------------

 Liabilities:
    Accrued mortality and expense risk and
administrative charges                                          -            -         -               -          -           -
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
      Total Liabilities                                         -            -         -               -          -           -
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
      Net Assets                                               $-        8,290     1,776           6,967      1,977       4,422
                                                      --------------------------------------------------------------------------

 Contract Owners' Equity:
      Contracts in accumulation period                          -        8,281     1,776           6,967      1,977       4,422
      Contracts in annuity payment period (note 2)              -            9         -               -          -           -
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
     Total Contract Owners' Equity (Note 6)                    $-        8,290     1,776           6,967      1,977       4,422
                                                      --------------------------------------------------------------------------

          *Investment shares                                    -          739       141             356        181         341
           Investments at cost                                 $-        8,487     1,705           6,071      2,182       4,368


                 See accompanying notes to financial statements
                                        10

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (continued)

Statements of Assets and Liabilities  (continued)
  December 31, 2007
  (In thousands)
                                                       AZL Van      AZL Van                 Davis VA                 Dreyfus IP
                                                      Kampen Mid     Kampen     Davis VA      Real       Davis VA    Small Cap
                                                      Cap Growth   Strategic    Financial    Estate       Value     Stock Index
                                                         Fund     Growth Fund   Portfolio   Portfolio   Portfolio    Portfolio
                                                      ---------------------------------------------------------------------------

 Assets:
    Investments at net asset value*                       $17,475            -       1,895           -          719        3,453
                                                      ---------------------------------------------------------------------------
                                                      ---------------------------------------------------------------------------
       Total Assets                                        17,475            -       1,895           -          719        3,453
                                                      ---------------------------------------------------------------------------

 Liabilities:
    Accrued mortality and expense risk and
administrative charges                                          -            -           -           -            -            -
                                                      ---------------------------------------------------------------------------
                                                      ---------------------------------------------------------------------------
      Total Liabilities                                         -            -           -           -            -            -
                                                      ---------------------------------------------------------------------------
                                                      ---------------------------------------------------------------------------
      Net Assets                                          $17,475            -       1,895           -          719        3,453
                                                      ---------------------------------------------------------------------------

 Contract Owners' Equity:
      Contracts in accumulation period                     17,475            -       1,895           -          719        3,453
      Contracts in annuity payment period (note 2)              -            -           -           -            -            -
                                                      ---------------------------------------------------------------------------
                                                      ---------------------------------------------------------------------------
     Total Contract Owners' Equity (Note 6)               $17,475            -       1,895           -          719        3,453
                                                      ---------------------------------------------------------------------------

          *Investment shares                                1,121            -         133           -           50          196
           Investments at cost                            $16,503            -       1,916           -          506        3,338


                 See accompanying notes to financial statements
                                        11

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (continued)

Statements of Assets and Liabilities  (continued)
  December 31, 2007
  (In thousands)

                                                                                 Franklin
                                                                     Franklin    Growth     Franklin                 Franklin
                                                                      Global     and          High       Franklin    Large Cap
                                                       Dreyfus    Communications Income      Income       Income      Growth
                                                         Stock      Securities   SecuritiesSecurities   Securities  Securities
                                                      Index Fund       Fund        Fund       Fund         Fund        Fund
                                                      --------------------------------------------------------------------------

 Assets:
    Investments at net asset value*                        $5,258         18,502    29,733       9,555       45,280       9,665
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
       Total Assets                                         5,258         18,502    29,733       9,555       45,280       9,665
                                                      --------------------------------------------------------------------------

 Liabilities:
    Accrued mortality and expense risk and
administrative charges                                          -              -         -           -            -           -
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
      Total Liabilities                                         -              -         -           -            -           -
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
      Net Assets                                           $5,258         18,502    29,733       9,555       45,280       9,665
                                                      --------------------------------------------------------------------------

 Contract Owners' Equity:
      Contracts in accumulation period                      5,251         18,432    29,470       9,544       44,908       9,650
      Contracts in annuity payment period (note 2)              7             70       263          11          372          15
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
     Total Contract Owners' Equity (Note 6)                $5,258         18,502    29,733       9,555       45,280       9,665
                                                      --------------------------------------------------------------------------

          *Investment shares                                  141          1,483     1,977       1,435        2,590         555
           Investments at cost                             $4,174         19,839    31,286      10,814       39,930       8,670


                 See accompanying notes to financial statements
                                       12

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (continued)

Statements of Assets and Liabilities  (continued)
  December 31, 2007
  (In thousands)
                                                                                                                     Franklin
                                                                                                                     Templeton
                                                                                Franklin    Franklin     Franklin       VIP
                                                       Franklin                  Rising     Small Cap   Small-Mid    Founding
                                                         Money      Franklin    Dividends     Value     Cap Growth     Funds
                                                        Market    Real Estate  Securities  Securities   Securities  Allocation
                                                         Fund         Fund        Fund        Fund         Fund        Fund
                                                      --------------------------------------------------------------------------

 Assets:
    Investments at net asset value*                        $5,420       10,219      30,953       3,114        7,335       1,434
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
       Total Assets                                         5,420       10,219      30,953       3,114        7,335       1,434
                                                      --------------------------------------------------------------------------

 Liabilities:
    Accrued mortality and expense risk and
administrative charges                                          -            -           -           -            -           -
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
      Total Liabilities                                         -            -           -           -            -           -
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
      Net Assets                                           $5,420       10,219      30,953       3,114        7,335       1,434
                                                      --------------------------------------------------------------------------

 Contract Owners' Equity:
      Contracts in accumulation period                      5,404       10,162      30,741       3,114        7,257       1,434
      Contracts in annuity payment period (note 2)             16           57         212           -           78           -
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
     Total Contract Owners' Equity (Note 6)                $5,420       10,219      30,953       3,114        7,335       1,434
                                                      --------------------------------------------------------------------------

          *Investment shares                                5,420          405       1,588         181          315         154
           Investments at cost                             $5,416       10,130      24,006       2,486        5,951       1,443


                 See accompanying notes to financial statements
                                        13

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (continued)

Statements of Assets and Liabilities  (continued)
  December 31, 2007
  (In thousands)
                                                                                              J.P.
                                                                                  J.P.        Morgan
                                                       Franklin                  Morgan     U.S. Large                Mutual
                                                         U.S.       Franklin   International Cap Core     Jennison    Discovery
                                                      Government  Zero Coupon  Opportunities  Equity    20/20 Focus  Securities
                                                         Fund      2010 Fund    Portfolio   Portfolio    Portfolio      Fund
                                                      --------------------------------------------------------------------------

 Assets:
    Investments at net asset value*                       $22,936        4,581          12          15        1,539      20,783
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
       Total Assets                                        22,936        4,581          12          15        1,539      20,783
                                                      --------------------------------------------------------------------------

 Liabilities:
    Accrued mortality and expense risk and
administrative charges                                          -            -           -           -            -           -
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
      Total Liabilities                                         -            -           -           -            -           -
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
      Net Assets                                          $22,936        4,581          12          15        1,539      20,783
                                                      --------------------------------------------------------------------------

 Contract Owners' Equity:
      Contracts in accumulation period                     22,924        4,572          12          15        1,539      20,744
      Contracts in annuity payment period (note 2)             12            9           -           -            -          39
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
     Total Contract Owners' Equity (Note 6)               $22,936        4,581          12          15        1,539      20,783
                                                      --------------------------------------------------------------------------

          *Investment shares                                1,787          281           1           1           98         871
           Investments at cost                            $23,000        4,496           7          13        1,207      15,637


                 See accompanying notes to financial statements
                                        14

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (continued)

Statements of Assets and Liabilities  (continued)
  December 31, 2007
  (In thousands)
                                                   Mutual                Oppenheimer OppenheimerOppenheimer  PIMCO
                                                    Shares     OpCap       Global    High          Main     VIT All
                                                  Securities  Mid Cap    Securities  Income       Street    Asset
                                                     Fund     Portfolio    Fund/VA    Fund/VA     Fund/VA   Portfolio
                                                  ---------------------------------------------------------------------
                                                  ----------------------------------------------

 Assets:
    Investments at net asset value*                   $27,956        818       2,160        663       2,309      2,193
                                                  ---------------------------------------------------------------------
                                                  ---------------------------------------------------------------------
       Total Assets                                    27,956        818       2,160        663       2,309      2,193
                                                  ---------------------------------------------------------------------
 Liabilities:
    Accrued mortality and expense risk and
administrative charges                                      -          -           -          -           -          -
                                                  ---------------------------------------------------------------------
                                                  ---------------------------------------------------------------------
      Total Liabilities                                     -          -           -          -           -          -
                                                  ---------------------------------------------------------------------
                                                  ---------------------------------------------------------------------
      Net Assets                                      $27,956        818       2,160        663       2,309      2,193
                                                  ---------------------------------------------------------------------
                                                  ----------------------------------------------------------

 Contract Owners' Equity:
      Contracts in accumulation period                 27,916        818       2,160        663       2,309      2,193
      Contracts in annuity payment period (note
2)                                                         40          -           -          -           -          -
                                                  ---------------------------------------------------------------------
                                                  ---------------------------------------------------------------------
     Total Contract Owners' Equity (Note 6)           $27,956        818       2,160        663       2,309      2,193
                                                  ---------------------------------------------------------------------
                                                  ----------------------------------------------

          *Investment shares                            1,379         50          59         83          90        187
           Investments at cost                        $23,666        820       1,589        681       1,724      2,202


                                       15

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (continued)

Statements of Assets and Liabilities  (continued)
  December 31, 2007
  (In thousands)
                                                                                                             PIMCO
                                                               PIMCO                                         VIT
                                                   PIMCO VIT   VIT        PIMCO VIT                         StocksPLUS
                                                   Commodity  Emerging     Global     PIMCO      PIMCO VIT  Growth
                                                  RealReturn  Markets       Bond     VIT High      Real     and
                                                   Strategy   Bond        Portfolio  Yield        Return    Income
                                                   Portfolio  Portfolio  (Unhedged)  Portfolio   Portfolio  Portfolio
                                                  ---------------------------------------------------------------------
                                                  ---------------------------------------------------------------------

 Assets:
    Investments at net asset value*                    $2,146      1,235       1,005      3,190       6,396        193
                                                  ---------------------------------------------------------------------
                                                  ---------------------------------------------------------------------
       Total Assets                                     2,146      1,235       1,005      3,190       6,396        193
                                                  ---------------------------------------------------------------------
                                                  ---------------------------------------------------------------------

 Liabilities:
    Accrued mortality and expense risk and
administrative charges                                      -          -           -          -           -          -
                                                  ---------------------------------------------------------------------
                                                  ---------------------------------------------------------------------
      Total Liabilities                                     -          -           -          -           -          -
                                                  ---------------------------------------------------------------------
                                                  ---------------------------------------------------------------------
      Net Assets                                       $2,146      1,235       1,005      3,190       6,396        193
                                                  ---------------------------------------------------------------------
                                                  ---------------------------------------------------------------------

 Contract Owners' Equity:
      Contracts in accumulation period                  2,146      1,235       1,005      3,190       6,396        193
      Contracts in annuity payment period (note
2)                                                          -          -           -          -           -          -
                                                  ---------------------------------------------------------------------
                                                  ---------------------------------------------------------------------
     Total Contract Owners' Equity (Note 6)            $2,146      1,235       1,005      3,190       6,396        193
                                                  ---------------------------------------------------------------------
                                                  ---------------------------------------------------------------------

          *Investment shares                              161         90          79        396         509         17
           Investments at cost                         $1,962      1,245         960      3,229       6,407        159


                 See accompanying notes to financial statements
                                        16

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (continued)

Statements of Assets and Liabilities  (continued)
  December 31, 2007
  (In thousands)
                                                                                      SP
                                                                                     Strategic
                                                   PIMCO VIT   Seligman   Seligman   Partners    SP          Templeton
                                                     Total    Global      Small-Cap  Focused    International Asset
                                                    Return    Technology    Value    Growth       Growth    Strategy
                                                   Portfolio  Portfolio   Portfolio  Portfolio   Portfolio     Fund
                                                  ---------------------------------------------------------------------
                                                  ---------------------------------------------------------------------

 Assets:
    Investments at net asset value*                    $9,028          8       1,579        370         529        781
                                                  ---------------------------------------------------------------------
                                                  ---------------------------------------------------------------------
       Total Assets                                     9,028          8       1,579        370         529        781
                                                  ---------------------------------------------------------------------
                                                  ---------------------------------------------------------------------

 Liabilities:
    Accrued mortality and expense risk and
administrative charges                                      -          -           -          -           -          -
                                                  ---------------------------------------------------------------------
                                                  ---------------------------------------------------------------------
      Total Liabilities                                     -          -           -          -           -          -
                                                  ---------------------------------------------------------------------
                                                  ---------------------------------------------------------------------
      Net Assets                                       $9,028          8       1,579        370         529        781
                                                  ---------------------------------------------------------------------
                                                  ---------------------------------------------------------------------

 Contract Owners' Equity:
      Contracts in accumulation period                  9,028          8       1,579        370         529        781
      Contracts in annuity payment period (note
2)                                                          -          -           -          -           -          -
                                                  ---------------------------------------------------------------------
                                                  ---------------------------------------------------------------------
     Total Contract Owners' Equity (Note 6)            $9,028          8       1,579        370         529        781
                                                  ---------------------------------------------------------------------
                                                  ---------------------------------------------------------------------

          *Investment shares                              861          -          92         46          63         53
           Investments at cost                         $8,843          6       1,495        307         479        928




                                       17

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (continued)

Statements of Assets and Liabilities  (continued)
  December 31, 2007
  (In thousands)
                                                                                                             Van
                                                                                                            Kampen
                                                   Templeton              Templeton                         LIT
                                                  Developing  Templeton    Global    Templeton   Van        Growth
                                                    Markets   Foreign      Income    Growth     Kampen LIT  and
                                                  Securities  Securities Securities  Securities Enterprise  Income
                                                     Fund        Fund       Fund        Fund     Portfolio  Portfolio
                                                  ---------------------------------------------------------------------
                                                  ---------------------------------------------------------------------

 Assets:
    Investments at net asset value*                    $9,888     21,594       4,446     22,689           -         15
                                                  ---------------------------------------------------------------------
                                                  ---------------------------------------------------------------------
       Total Assets                                     9,888     21,594       4,446     22,689           -         15
                                                  ---------------------------------------------------------------------
                                                  ---------------------------------------------------------------------

 Liabilities:
    Accrued mortality and expense risk and
administrative charges                                      -          -           -          -           -          -
                                                  ---------------------------------------------------------------------
                                                  ---------------------------------------------------------------------
      Total Liabilities                                     -          -           -          -           -          -
                                                  ---------------------------------------------------------------------
                                                  ---------------------------------------------------------------------
      Net Assets                                       $9,888     21,594       4,446     22,689           -         15
                                                  ---------------------------------------------------------------------
                                                  ---------------------------------------------------------------------

 Contract Owners' Equity:
      Contracts in accumulation period                  9,888     21,537       4,446     22,648           -         15
      Contracts in annuity payment period (note
2)                                                          -         57           -         41           -          -
                                                  ---------------------------------------------------------------------
                                                  ---------------------------------------------------------------------
     Total Contract Owners' Equity (Note 6)            $9,888     21,594       4,446     22,689           -         15
                                                  ---------------------------------------------------------------------
                                                  ---------------------------------------------------------------------

          *Investment shares                              615      1,052         263      1,459           -          1
           Investments at cost                         $6,187     14,774       3,696     20,096           -         12



                                        18

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (continued)

Statements of Assets and Liabilities  (continued)
  December 31, 2007
  (In thousands)
                                                   Van
                                                  Kampen LIT
                                                   Strategic
                                                    Growth       Total
                                                  Portfolio    All Funds
                                                  -----------------------
                                                  -----------------------

 Assets:
    Investments at net asset value*                        $5    572,188
                                                  -----------------------
                                                  -----------------------
       Total Assets                                         5    572,188
                                                  -----------------------
                                                  -----------------------

 Liabilities:
    Accrued mortality and expense risk and
administrative charges                                      -          -
                                                  -----------------------
                                                  -----------------------
      Total Liabilities                                     -
                                                                       -
                                                  -----------------------
                                                  -----------------------
      Net Assets                                           $5    572,188
                                                  -----------------------
                                                  -----------------------

 Contract Owners' Equity:
      Contracts in accumulation period                      5    570,873
      Contracts in annuity payment period (note
2)                                                          -      1,315
                                                  -----------------------
                                                  -----------------------
     Total Contract Owners' Equity (Note 6)                $5    572,188
                                                  -----------------------
                                                  -----------------------

          *Investment shares                                -     61,955
           Investments at cost                             $4    523,510

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (continued)

Statements of Operations
  For the Year Ended December 31, 2007
  (In thousands)

                                                                                            Alger          Alger     Alger
                                                       AIM V.I.                 Alger       American     American    American
                                                        Capital     AIM V.I.    American    Leveraged     MidCap       Small
                                                      AppreciationCore Equity    Growth      AllCap       Growth    Capitalization
                                                         Fund         Fund      Portfolio   Portfolio   Portfolio    Portfolio
                                                      --------------------------------------------------------------------------

 Investment Income:
    Dividends reinvested in fund shares                        $-            1           1           -            -           -
                                                      --------------------------------------------------------------------------

 Expenses:
    Mortality and expense risk and administrative
charges (note 2)                                                7            3           5           4            1           -
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
               Investment Income (loss), net                  (7)          (2)         (4)         (4)          (1)           -
                                                      --------------------------------------------------------------------------
 Realized gains (losses) and unrealized
    appreciation (depreciation) on investments:
    Realized capital gain distributions from
underlying portfolios                                           -            -           -           -           13           -
    Realized gains (losses) on sales of investments,
net                                                             6            8        (43)         (5)            8           -
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
               Realized gains (losses) on                       6            8        (43)         (5)           21           -
investments, net
                                                      --------------------------------------------------------------------------
    Net change in unrealized appreciation
      (depreciation) on investments                            46            3         104          86            6           1
                                                      --------------------------------------------------------------------------
               Total realized gains (losses) &
unrealized
                 appreciation (depreciation) on
investments                                                    52           11          61          81           27           1
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
 Net increase (decrease) in net assets from                   $45            9          57          77           26           1
operations
                                                      --------------------------------------------------------------------------


                                       20

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (continued)

Statements of Operations  (continued)
  For the Year Ended December 31, 2007
  (In thousands)
                                                                                                            AZL         AZL
                                                                                 AZL                      Dreyfus      Dreyfus
                                                        AZL AIM      AZL AIM    Columbia    AZL Davis    Founders     Premier
                                                         Basic    International Technology  NY Venture     Equity     Small Cap
                                                      Value Fund  Equity Fund     Fund        Fund     Growth Fund  Value Fund
                                                      --------------------------------------------------------------------------

 Investment Income:
    Dividends reinvested in fund shares                       $28           27           -          50            2           8
                                                      --------------------------------------------------------------------------

 Expenses:
    Mortality and expense risk and administrative
charges (note 2)                                               83          121          75         303           73          72
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
               Investment Income (loss), net                 (55)         (94)        (75)       (253)         (71)        (64)
                                                      --------------------------------------------------------------------------
 Realized gains (losses) and unrealized
    appreciation (depreciation) on investments:
    Realized capital gain distributions from
underlying portfolios                                         629          213           4           -           85         185
    Realized gains (losses) on sales of investments,
net                                                           286          681         346         950           94          36
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
               Realized gains (losses) on                     915          894         350         950          179         221
investments, net
                                                      --------------------------------------------------------------------------
    Net change in unrealized appreciation
      (depreciation) on investments                         (719)        (244)         176       (488)           42       (455)
                                                      --------------------------------------------------------------------------
               Total realized gains (losses) &
unrealized
                 appreciation (depreciation) on
investments                                                   196          650         526         462          221       (234)
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
 Net increase (decrease) in net assets from                  $141          556         451         209          150       (298)
operations
                                                      --------------------------------------------------------------------------


                 See accompanying notes to financial statements
                                       21

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (continued)

Statements of Operations  (continued)
  For the Year Ended December 31, 2007
  (In thousands)
                                                       AZL First
                                                         Trust         AZL      AZL         AZL                      AZL
                                                        Target      Franklin     Fusion      Fusion     AZL Fusion   Jennison
                                                        Double     Small Cap    Balanced     Growth      Moderate      20/20
                                                       Play Fund   Value Fund     Fund        Fund         Fund     Focus Fund
                                                      --------------------------------------------------------------------------

 Investment Income:
    Dividends reinvested in fund shares                        $-           37         128         111          193           6
                                                      --------------------------------------------------------------------------

 Expenses:
    Mortality and expense risk and administrative
charges (note 2)                                                3          167         194         555          452          77
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
               Investment Income (loss), net                  (3)        (130)        (66)       (444)        (259)        (71)
                                                      --------------------------------------------------------------------------
 Realized gains (losses) and unrealized
    appreciation (depreciation) on investments:
    Realized capital gain distributions from
underlying portfolios                                           -          252         116         384          310         111
    Realized gains (losses) on sales of investments,
net                                                             -          131         134         420          341         140
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
               Realized gains (losses) on                       -          383         250         804          651         251
investments, net
                                                      --------------------------------------------------------------------------
    Net change in unrealized appreciation
      (depreciation) on investments                             -        (732)         127         147          257          35
                                                      --------------------------------------------------------------------------
               Total realized gains (losses) &
unrealized
                 appreciation (depreciation) on
investments                                                     -        (349)         377         951          908         286
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
 Net increase (decrease) in net assets from                  $(3)        (479)         311         507          649         215
operations
                                                      --------------------------------------------------------------------------


                 See accompanying notes to financial statements
                                       22

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (continued)

Statements of Operations  (continued)
  For the Year Ended December 31, 2007
  (In thousands)
                                                         AZL                                 AZL LMP
                                                       Jennison     AZL Legg    AZL Legg    Large Cap                AZL NACM
                                                        Growth       Mason        Mason      Growth      AZL Money  International
                                                         Fund     Growth Fund  Value Fund     Fund     Market Fund     Fund
                                                      --------------------------------------------------------------------------

 Investment Income:
    Dividends reinvested in fund shares                        $-            -           -           -        1,061           -
                                                      --------------------------------------------------------------------------

 Expenses:
    Mortality and expense risk and administrative
charges (note 2)                                               33           54         135          90          508           -
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
               Investment Income (loss), net                 (33)         (54)       (135)        (90)          553           -
                                                      --------------------------------------------------------------------------
 Realized gains (losses) and unrealized
    appreciation (depreciation) on investments:
    Realized capital gain distributions from
underlying portfolios                                           -           41          93           -            -           -
    Realized gains (losses) on sales of investments,
net                                                            40          101         168         153            -           -
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
               Realized gains (losses) on                      40          142         261         153            -           -
investments, net
                                                      --------------------------------------------------------------------------
    Net change in unrealized appreciation
      (depreciation) on investments                           100           17       (572)          34            -         (4)
                                                      --------------------------------------------------------------------------
               Total realized gains (losses) &
unrealized
                 appreciation (depreciation) on
investments                                                   140          159       (311)         187            -         (4)
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
 Net increase (decrease) in net assets from                  $107          105       (446)          97          553         (4)
operations
                                                      --------------------------------------------------------------------------


                 See accompanying notes to financial statements
                                        23

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (continued)

Statements of Operations  (continued)
  For the Year Ended December 31, 2007
  (In thousands)
                                                         AZL                                                           AZL
                                                       Neuberger                                                    Oppenheimer
                                                        Berman       AZL OCC     AZL OCC                    AZL     International
                                                        Regency   Opportunity  Renaissance  AZL OCC    Oppenheimer    Growth
                                                         Fund         Fund        Fund     Value Fund  Global Fund     Fund
                                                      --------------------------------------------------------------------------

 Investment Income:
    Dividends reinvested in fund shares                        $-            -          47          69           37          28
                                                      --------------------------------------------------------------------------

 Expenses:
    Mortality and expense risk and administrative
charges (note 2)                                               18           99          83         147          209         109
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
               Investment Income (loss), net                 (18)         (99)        (36)        (78)        (172)        (81)
                                                      --------------------------------------------------------------------------
 Realized gains (losses) and unrealized
    appreciation (depreciation) on investments:
    Realized capital gain distributions from
underlying portfolios                                           -          518       1,311         395          236          82
    Realized gains (losses) on sales of investments,
net                                                             4          356       (871)         154          554         275
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
               Realized gains (losses) on                       4          874         440         549          790         357
investments, net
                                                      --------------------------------------------------------------------------
    Net change in unrealized appreciation
      (depreciation) on investments                          (16)        (526)        (81)     (1,256)        (427)          48
                                                      --------------------------------------------------------------------------
               Total realized gains (losses) &
unrealized
                 appreciation (depreciation) on
investments                                                  (12)          348         359       (707)          363         405
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
 Net increase (decrease) in net assets from                 $(30)          249         323       (785)          191         324
operations
                                                      --------------------------------------------------------------------------


                 See accompanying notes to financial statements
                                      24

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (continued)

Statements of Operations  (continued)
  For the Year Ended December 31, 2007
  (In thousands)
                                                                                            AZL             AZL
                                                       AZL          AZL PIMCO               Schroder     Schroder    AZL
                                                      Oppenheimer Fundamental               Emerging     Emerging    Schroder
                                                         Main      IndexPLUS    AZL S&P      Markets     Markets    International
                                                        Street       Total      500 Index    Equity    Equity Fund   Small Cap
                                                         Fund     Return Fund     Fund      Fund CL 1      CL 2        Fund
                                                      --------------------------------------------------------------------------

 Investment Income:
    Dividends reinvested in fund shares                       $28           11           7           -            1           -
                                                      --------------------------------------------------------------------------

 Expenses:
    Mortality and expense risk and administrative
charges (note 2)                                              130            3           3           -          127           2
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
               Investment Income (loss), net                (102)            8           4           -        (126)         (2)
                                                      --------------------------------------------------------------------------
 Realized gains (losses) and unrealized
    appreciation (depreciation) on investments:
    Realized capital gain distributions from
underlying portfolios                                         266            -           2           -            -           -
    Realized gains (losses) on sales of investments,
net                                                           234          (4)         (1)           5          492         (1)
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
               Realized gains (losses) on                     500          (4)           1           5          492         (1)
investments, net
                                                      --------------------------------------------------------------------------
    Net change in unrealized appreciation
      (depreciation) on investments                         (310)            2        (25)         (1)          484        (16)
                                                      --------------------------------------------------------------------------
               Total realized gains (losses) &
unrealized
                 appreciation (depreciation) on
investments                                                   190          (2)        (24)           4          976        (17)
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
 Net increase (decrease) in net assets from                   $88            6        (20)           4          850        (19)
operations
                                                      --------------------------------------------------------------------------


                 See accompanying notes to financial statements
                                       25

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (continued)

Statements of Operations  (continued)
  For the Year Ended December 31, 2007
  (In thousands)
                                                                                                                     AZL
                                                                                                                      Turner
                                                                       AZL      AZL         AZL             AZL     Quantitative
                                                       AZL Small   TargetPLUS  TargetPLUS  TargetPLUS   TargetPLUS   Small Cap
                                                       Cap Stock    Balanced     Equity      Growth      Moderate     Growth
                                                      Index Fund      Fund        Fund        Fund         Fund        Fund
                                                      --------------------------------------------------------------------------

 Investment Income:
    Dividends reinvested in fund shares                        $3            6          13          10            4           -
                                                      --------------------------------------------------------------------------

 Expenses:
    Mortality and expense risk and administrative
charges (note 2)                                                3            1          22           4            2          25
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
               Investment Income (loss), net                    -            5         (9)           6            2        (25)
                                                      --------------------------------------------------------------------------
 Realized gains (losses) and unrealized
    appreciation (depreciation) on investments:
    Realized capital gain distributions from
underlying portfolios                                           5            -           3           -            -          25
    Realized gains (losses) on sales of investments,
net                                                             6            -           6         (3)          (2)          40
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
               Realized gains (losses) on                      11            -           9         (3)          (2)          65
investments, net
                                                      --------------------------------------------------------------------------
    Net change in unrealized appreciation
      (depreciation) on investments                          (29)          (7)        (30)        (16)          (8)         (1)
                                                      --------------------------------------------------------------------------
               Total realized gains (losses) &
unrealized
                 appreciation (depreciation) on
investments                                                  (18)          (7)        (21)        (19)         (10)          64
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
 Net increase (decrease) in net assets from                 $(18)          (2)        (30)        (13)          (8)          39
operations
                                                      --------------------------------------------------------------------------


                 See accompanying notes to financial statements
                                       26

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (continued)

Statements of Operations  (continued)
  For the Year Ended December 31, 2007
  (In thousands)
                                                                                AZL Van
                                                                               Kampen       AZL Van                  AZL Van
                                                        AZL Van      AZL Van   Equity       Kampen        AZL Van     Kampen
                                                        Kampen       Kampen    and          Global        Kampen    Growth and
                                                      Aggressive    Comstock   Income      Franchise   Global Real    Income
                                                      Growth Fund     Fund       Fund        Fund      Estate Fund     Fund
                                                      --------------------------------------------------------------------------

 Investment Income:
    Dividends reinvested in fund shares                        $-           88        28             -           11          69
                                                      --------------------------------------------------------------------------

 Expenses:
    Mortality and expense risk and administrative
charges (note 2)                                               35          162        45           165           71         151
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
               Investment Income (loss), net                 (35)         (74)      (17)         (165)         (60)        (82)
                                                      --------------------------------------------------------------------------
 Realized gains (losses) and unrealized
    appreciation (depreciation) on investments:
    Realized capital gain distributions from
underlying portfolios                                         950          152        42           116            9         234
    Realized gains (losses) on sales of investments,
net                                                         (462)          215        61           320          318         324
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
               Realized gains (losses) on                     488          367       103           436          327         558
investments, net
                                                      --------------------------------------------------------------------------
    Net change in unrealized appreciation
      (depreciation) on investments                          (56)        (792)      (84)           135        (384)       (664)
                                                      --------------------------------------------------------------------------
               Total realized gains (losses) &
unrealized
                 appreciation (depreciation) on
investments                                                   432        (425)        19           571         (57)       (106)
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
 Net increase (decrease) in net assets from                  $397        (499)         2           406        (117)       (188)
operations
                                                      --------------------------------------------------------------------------


                 See accompanying notes to financial statements
                                       27

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (continued)

Statements of Operations  (continued)
  For the Year Ended December 31, 2007
  (In thousands)
                                                                                                                     Dreyfus
                                                       AZL Van      AZL Van                 Davis VA                 IP Small
                                                      Kampen Mid     Kampen     Davis VA      Real       Davis VA    Cap Stock
                                                      Cap Growth   Strategic    Financial    Estate       Value        Index
                                                         Fund     Growth Fund   Portfolio   Portfolio   Portfolio    Portfolio
                                                      --------------------------------------------------------------------------

 Investment Income:
    Dividends reinvested in fund shares                        $1            -          22           -            8          28
                                                      --------------------------------------------------------------------------

 Expenses:
    Mortality and expense risk and administrative
charges (note 2)                                              167           28          55           -           22         127
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
               Investment Income (loss), net                (166)         (28)        (33)           -         (14)        (99)
                                                      --------------------------------------------------------------------------
 Realized gains (losses) and unrealized
    appreciation (depreciation) on investments:
    Realized capital gain distributions from
underlying portfolios                                         258          252         112           -           30         301
    Realized gains (losses) on sales of investments,
net                                                           297          141         182          16          223         359
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
               Realized gains (losses) on                     555          393         294          16          253         660
investments, net
                                                      --------------------------------------------------------------------------
    Net change in unrealized appreciation
      (depreciation) on investments                           503        (151)       (389)        (14)        (202)       (497)
                                                      --------------------------------------------------------------------------
               Total realized gains (losses) &
unrealized
                 appreciation (depreciation) on
investments                                                 1,058          242        (95)           2           51         163
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
 Net increase (decrease) in net assets from                  $892          214       (128)           2           37          64
operations
                                                      --------------------------------------------------------------------------


                 See accompanying notes to financial statements
                                       28

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (continued)

Statements of Operations  (continued)
  For the Year Ended December 31, 2007
  (In thousands)
                                                                    Franklin     Franklin    Franklin                 Franklin
                                                                     Global     Growth and     High      Franklin    Large Cap
                                                         Dreyfus   Communications Income      Income      Income       Growth
                                                      Stock Index  Securities   Securities  Securities  Securities   Securities
                                                          Fund        Fund         Fund        Fund        Fund         Fund
                                                      ---------------------------------------------------------------------------

 Investment Income:
    Dividends reinvested in fund shares                        $93           -          831         726       1,704           96
                                                      ---------------------------------------------------------------------------

 Expenses:
    Mortality and expense risk and administrative
charges (note 2)                                               141         266          531         184         845          194
                                                      ---------------------------------------------------------------------------
                                                      ---------------------------------------------------------------------------
               Investment Income (loss), net                  (48)       (266)          300         542         859         (98)
                                                      ---------------------------------------------------------------------------
 Realized gains (losses) and unrealized
    appreciation (depreciation) on investments:
    Realized capital gain distributions from
underlying portfolios                                            -           -        1,873           -         309           81
    Realized gains (losses) on sales of investments,
net                                                            497       (233)          361       (542)       1,336          370
                                                      ---------------------------------------------------------------------------
                                                      ---------------------------------------------------------------------------
               Realized gains (losses) on                      497       (233)        2,234       (542)       1,645          451
investments, net
                                                      ---------------------------------------------------------------------------
    Net change in unrealized appreciation
      (depreciation) on investments                          (203)       3,599      (3,985)           8     (1,625)          210
                                                      ---------------------------------------------------------------------------
               Total realized gains (losses) &
unrealized
                 appreciation (depreciation) on
investments                                                    294       3,366      (1,751)       (534)          20          661
                                                      ---------------------------------------------------------------------------
                                                      ---------------------------------------------------------------------------
 Net increase (decrease) in net assets from                   $246       3,100      (1,451)           8         879          563
operations
                                                      ---------------------------------------------------------------------------


                 See accompanying notes to financial statements
                                       29

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (continued)

Statements of Operations  (continued)
  For the Year Ended December 31, 2007
  (In thousands)
                                                                                                                     Franklin
                                                                                                                     Templeton
                                                                                Franklin    Franklin     Franklin       VIP
                                                       Franklin                  Rising     Small Cap   Small-Mid    Founding
                                                         Money      Franklin    Dividends     Value     Cap Growth     Funds
                                                        Market    Real Estate  Securities  Securities   Securities  Allocation
                                                         Fund         Fund        Fund        Fund         Fund        Fund
                                                      --------------------------------------------------------------------------

 Investment Income:
    Dividends reinvested in fund shares                      $269          343         861          29            -           -
                                                      --------------------------------------------------------------------------

 Expenses:
    Mortality and expense risk and administrative
charges (note 2)                                               85          258         584          76          138           2
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
               Investment Income (loss), net                  184           85         277        (47)        (138)         (2)
                                                      --------------------------------------------------------------------------
 Realized gains (losses) and unrealized
    appreciation (depreciation) on investments:
    Realized capital gain distributions from
underlying portfolios                                           -        1,003         501         259          597           -
    Realized gains (losses) on sales of investments,
net                                                             -          591       1,600         316          469         (9)
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
               Realized gains (losses) on                       -        1,594       2,101         575        1,066         (9)
investments, net
                                                      --------------------------------------------------------------------------
    Net change in unrealized appreciation
      (depreciation) on investments                           (1)      (4,935)     (3,643)       (641)        (124)         (9)
                                                      --------------------------------------------------------------------------
               Total realized gains (losses) &
unrealized
                 appreciation (depreciation) on
investments                                                   (1)      (3,341)     (1,542)        (66)          942        (18)
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
 Net increase (decrease) in net assets from                  $183      (3,256)     (1,265)       (113)          804        (20)
operations
                                                      --------------------------------------------------------------------------


                 See accompanying notes to financial statements
                                       30

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (continued)

Statements of Operations  (continued)
  For the Year Ended December 31, 2007
  (In thousands)
                                                                                            J.P.
                                                                                J.P.         Morgan
                                                       Franklin                  Morgan    U.S. Large                Mutual
                                                         U.S.       Franklin   InternationasCap Core     Jennison    Discovery
                                                      Government  Zero Coupon  Opportunitie  Equity    20/20 Focus  Securities
                                                         Fund      2010 Fund    Portfolio   Portfolio   Portfolio      Fund
                                                      --------------------------------------------------------------------------

 Investment Income:
    Dividends reinvested in fund shares                    $1,166          224           -           -            2         390
                                                      --------------------------------------------------------------------------

 Expenses:
    Mortality and expense risk and administrative
charges (note 2)                                              395           83           -           -           37         508
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
               Investment Income (loss), net                  771          141           -           -         (35)       (118)
                                                      --------------------------------------------------------------------------
 Realized gains (losses) and unrealized
    appreciation (depreciation) on investments:
    Realized capital gain distributions from
underlying portfolios                                           -            -           -           -          143         309
    Realized gains (losses) on sales of investments,
net                                                         (127)          (4)           -           -           91       1,878
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
               Realized gains (losses) on                   (127)          (4)           -           -          234       2,187
investments, net
                                                      --------------------------------------------------------------------------
    Net change in unrealized appreciation
      (depreciation) on investments                           543          159           -           -         (79)          25
                                                      --------------------------------------------------------------------------
               Total realized gains (losses) &
unrealized
                 appreciation (depreciation) on
investments                                                   416          155           -           -          155       2,212
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
 Net increase (decrease) in net assets from                $1,187          296           -           -          120       2,094
operations
                                                      --------------------------------------------------------------------------


                 See accompanying notes to financial statements
                                        31

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (continued)

Statements of Operations  (continued)
  For the Year Ended December 31, 2007
  (In thousands)

                                                    Mutual               Oppenheimer Oppenheimer Oppenheimer
                                                   Shares      OpCap Mid  Global        High      Main        PIMCO VIT
                                                   Securities     Cap     Securities   Income     Street      All Asset
                                                      Fund     Portfolio   Fund/VA     Fund/VA    Fund/VA     Portfolio
                                                   ---------------------------------------------------------------------

 Investment Income:
    Dividends reinvested in fund shares                  $447           1         39          81         31         172
                                                   ---------------------------------------------------------------------

 Expenses:
    Mortality and expense risk and administrative
charges (note 2)                                          575          11         57          20         62          55
                                                   ---------------------------------------------------------------------
                                                   ---------------------------------------------------------------------
               Investment Income (loss), net            (128)        (10)       (18)          61       (31)         117
                                                   ---------------------------------------------------------------------
 Realized gains (losses) and unrealized
    appreciation (depreciation) on investments:
    Realized capital gain distributions from
underlying portfolios                                   1,046          13        142           -          -           -
    Realized gains (losses) on sales of
investments, net                                        1,551         (1)        316        (16)        276          11
                                                   ---------------------------------------------------------------------
                                                   ---------------------------------------------------------------------
               Realized gains (losses) on               2,597          12        458        (16)        276          11
investments, net
                                                   ---------------------------------------------------------------------
    Net change in unrealized appreciation
      (depreciation) on investments                   (2,189)        (10)      (303)        (54)      (143)           1
                                                   ---------------------------------------------------------------------
               Total realized gains (losses) &
unrealized
                 appreciation (depreciation) on
investments                                               408           2        155        (70)        133          12
                                                   ---------------------------------------------------------------------
                                                   ---------------------------------------------------------------------
 Net increase (decrease) in net assets from              $280         (8)        137         (9)        102         129
operations
                                                   ---------------------------------------------------------------------


                 See accompanying notes to financial statements
                                        32

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (continued)

Statements of Operations  (continued)
  For the Year Ended December 31, 2007
  (In thousands)
                                                    PIMCO                  PIMCO
                                                   VIT         PIMCO VIT  VIT                                PIMCO VIT
                                                   Commodity   Emerging   Global                  PIMCO     StocksPLUS
                                                   RealReturn   Markets   Bond        PIMCO VIT  VIT Real   Growth and
                                                   Strategy      Bond     Portfolio  High Yield  Return       Income
                                                   Portfolio   Portfolio  (Unhedged)  Portfolio  Portfolio   Portfolio
                                                   ---------------------------------------------------------------------

 Investment Income:
    Dividends reinvested in fund shares                   $79          57         23         239        314          16
                                                   ---------------------------------------------------------------------

 Expenses:
    Mortality and expense risk and administrative
charges (note 2)                                           39          23         16          76        153           4
                                                   ---------------------------------------------------------------------
                                                   ---------------------------------------------------------------------
               Investment Income (loss), net               40          34          7         163        161          12
                                                   ---------------------------------------------------------------------
 Realized gains (losses) and unrealized
    appreciation (depreciation) on investments:
    Realized capital gain distributions from
underlying portfolios                                       -          22          2           -         15           -
    Realized gains (losses) on sales of
investments, net                                            4           -          8          17       (92)          40
                                                   ---------------------------------------------------------------------
                                                   ---------------------------------------------------------------------
               Realized gains (losses) on                   4          22         10          17       (77)          40
investments, net
                                                   ---------------------------------------------------------------------
    Net change in unrealized appreciation
      (depreciation) on investments                       275        (23)         42       (129)        441        (40)
                                                   ---------------------------------------------------------------------
               Total realized gains (losses) &
unrealized
                 appreciation (depreciation) on
investments                                               279         (1)         52       (112)        364           -
                                                   ---------------------------------------------------------------------
                                                   ---------------------------------------------------------------------
 Net increase (decrease) in net assets from              $319          33         59          51        525          12
operations
                                                   ---------------------------------------------------------------------


                 See accompanying notes to financial statements
                                        33

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (continued)

Statements of Operations  (continued)
  For the Year Ended December 31, 2007
  (In thousands)
                                                                                      SP
                                                                                      Strategic
                                                    PIMCO      Seligman    Seligman   Partners    SP         Templeton
                                                   VIT Total    Global    Small-Cap    Focused   International Asset
                                                   Return     Technology  Value        Growth    Growth      Strategy
                                                   Portfolio   Portfolio  Portfolio   Portfolio  Portfolio     Fund
                                                   ---------------------------------------------------------------------
  Investment Income:
    Dividends reinvested in fund shares                  $425           -          -           -          2         134
                                                   ---------------------------------------------------------------------
 Expenses:
    Mortality and expense risk and administrative
charges (note 2)                                          178           -         40           9         10          11
                                                   ---------------------------------------------------------------------
                                                   ---------------------------------------------------------------------
               Investment Income (loss), net              247           -       (40)         (9)        (8)         123
                                                   ---------------------------------------------------------------------
 Realized gains (losses) and unrealized
    appreciation (depreciation) on investments:
    Realized capital gain distributions from
underlying portfolios                                       0           -        171          14         72         173
    Realized gains (losses) on sales of
investments, net                                         (32)           -         94          25         58          13
                                                   ---------------------------------------------------------------------
                                                   ---------------------------------------------------------------------
               Realized gains (losses) on                (32)           -        265          39        130         186
investments, net
                                                   ---------------------------------------------------------------------
    Net change in unrealized appreciation
      (depreciation) on investments                       350           1      (165)          15       (55)       (240)
                                                   ---------------------------------------------------------------------
               Total realized gains (losses) &
unrealized
                 appreciation (depreciation) on
investments                                               318           1        100          54         75        (54)
                                                   ---------------------------------------------------------------------
                                                   ---------------------------------------------------------------------
 Net increase (decrease) in net assets from              $565           1         60          45         67          69
operations
                                                   ---------------------------------------------------------------------


                 See accompanying notes to financial statements
                                        34

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (continued)

Statements of Operations  (continued)
  For the Year Ended December 31, 2007
  (In thousands)

                                                   Templeton              Templeton               Van        Van
                                                   Developing  Templeton  Global      Templeton  Kampen     Kampen LIT
                                                   Markets      Foreign   Income       Growth    LIT        Growth and
                                                   Securities Securities  Securities Securities  Enterprise   Income
                                                      Fund       Fund        Fund       Fund     Portfolio   Portfolio
                                                   ---------------------------------------------------------------------
  Investment Income:
    Dividends reinvested in fund shares                  $242         470         97         337          -           -
                                                   ---------------------------------------------------------------------
 Expenses:
    Mortality and expense risk and administrative
charges (note 2)                                          209         357         51         443          -           -
                                                   ---------------------------------------------------------------------
                                                   ---------------------------------------------------------------------
               Investment Income (loss), net               33         113         46       (106)          -           -
                                                   ---------------------------------------------------------------------
 Realized gains (losses) and unrealized
    appreciation (depreciation) on investments:
    Realized capital gain distributions from
underlying portfolios                                     768         993          -       1,013          -           1
    Realized gains (losses) on sales of
investments, net                                        1,061       1,167        136         737          -           -
                                                   ---------------------------------------------------------------------
                                                   ---------------------------------------------------------------------
               Realized gains (losses) on               1,829       2,160        136       1,750          -           1
investments, net
                                                   ---------------------------------------------------------------------
    Net change in unrealized appreciation
      (depreciation) on investments                       438         599        133     (1,622)          -         (1)
                                                   ---------------------------------------------------------------------
               Total realized gains (losses) &
unrealized
                 appreciation (depreciation) on
investments                                             2,267       2,759        269         128          -           -
                                                   ---------------------------------------------------------------------
                                                   ---------------------------------------------------------------------
 Net increase (decrease) in net assets from            $2,300       2,872        315          22          -           -
operations
                                                   ---------------------------------------------------------------------


                 See accompanying notes to financial statements
                                        35

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (continued)

Statements of Operations  (continued)
  For the Year Ended December 31, 2007
  (In thousands)
                                                    Van
                                                   Kampen
                                                   LIT
                                                   Strategic
                                                   Growth
                                                   Portfolio     Total
                                                   -----------------------
 Investment Income:
    Dividends reinvested in fund shares                    $-      12,112
                                                   -----------------------
 Expenses:
    Mortality and expense risk and administrative
charges (note 2)                                            -      11,756
                                                   -----------------------
                                                   -----------------------
               Investment Income (loss), net                -         356
                                                   -----------------------
 Realized gains (losses) and unrealized
    appreciation (depreciation) on investments:
    Realized capital gain distributions from
underlying portfolios                                       -      17,255
    Realized gains (losses) on sales of
investments, net                                            1      19,201
                                                   -----------------------
                                                   -----------------------
               Realized gains (losses) on                   1      36,456
investments, net
                                                   -----------------------
    Net change in unrealized appreciation
      (depreciation) on investments                         -    (20,223)
                                                   -----------------------
               Total realized gains (losses) &
unrealized
                 appreciation (depreciation) on
investments                                                 1      16,233
                                                   -----------------------
                                                   -----------------------
 Net increase (decrease) in net assets from                $1      16,589
operations
                                                   -----------------------


                 See accompanying notes to financial statements

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (continued)

Statements of Changes in Net Assets
  For the Years Ended December 31, 2007 and 2006
  (In thousands)

                                                          AIM V.I. Capital       AIM V.I. Core Equity   Alger American Growth
                                                         Appreciation Fund              Fund                  Portfolio
                                                      --------------------------------------------------------------------------
                                                         2007         2006        2007        2006         2007        2006
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                          $(7)          (8)         (2)           1          (4)         (5)
      Realized gains (losses) on investments, net               6        (514)           8           4         (43)        (55)
      Net change in unrealized appreciation
        (depreciation) on investments                          46          547           3          14          104          69
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
          from operations                                      45           25           9          19           57           9
                                                      --------------------------------------------------------------------------

    Contract Transactions-All Products (note 5)
      Purchase payments                                         -            -           -           -            -           -
      Transfers between funds  (note 2)                      (11)         (82)           -           -            -        (12)
      Surrenders and terminations, net                       (71)        (151)        (47)        (34)        (158)        (90)
      Rescissions                                               -            -           -           -            -           -
      Bonus                                                     -            -           -           -            -           -
      Contract maintenance charges (note 2)                     -            -           -           -            -           -
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
resulting
           from contract transactions                        (82)        (233)        (47)        (34)        (158)       (102)
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                           (37)        (208)        (38)        (15)        (101)        (93)
 Net assets at beginning of period                            469          677         136         151          380         473
                                                      --------------------------------------------------------------------------
 Net assets at end of period                                 $432          469          98         136          279         380
                                                      --------------------------------------------------------------------------


                 See accompanying notes to financial statements
                                        37

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (continued)

Statements of Changes in Net Assets (continued)
  For the Years Ended December 31, 2007 and 2006
  (In thousands)
                                                            Alger American                               Alger American Small
                                                          Leveraged AllCap      Alger American MidCap       Capitalization
                                                              Portfolio           Growth Portfolio            Portfolio
                                                       -------------------------------------------------------------------------
                                                          2007        2006        2007        2006         2007        2006
                                                       -------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                          $(4)          (4)         (1)         (4)            -           -
      Realized gains (losses) on investments, net             (5)         (46)          21         (5)            -           -
      Net change in unrealized appreciation
        (depreciation) on investments                          86           95           6          86            1           -
                                                       -------------------------------------------------------------------------
        Net increase (decrease) in net assets
          from operations                                      77           45          26          77            1           -
                                                       -------------------------------------------------------------------------

    Contract Transactions-All Products (note 5)
      Purchase payments                                         -            -           -           -            -           -
      Transfers between funds  (note 2)                         -         (66)           -           -            -           -
      Surrenders and terminations, net                       (71)         (23)        (33)        (71)            -           -
      Rescissions                                               -            -           -           -            -           -
      Bonus                                                     -            -           -           -            -           -
      Contract maintenance charges (note 2)                     -            -           -           -            -           -
                                                       -------------------------------------------------------------------------
        Net increase (decrease) in net assets
resulting
           from contract transactions                        (71)         (89)        (33)        (71)            -           -
                                                       -------------------------------------------------------------------------
 Increase (decrease) in net assets                              6         (44)         (7)           6            1           -
 Net assets at beginning of period                            269          313          92         269            1           1
                                                       -------------------------------------------------------------------------
 Net assets at end of period                                 $275          269          85         275            2           1
                                                       -------------------------------------------------------------------------


                 See accompanying notes to financial statements
                                        38

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (continued)

Statements of Changes in Net Assets (continued)
  For the Years Ended December 31, 2007 and 2006
  (In thousands)
                                                                                AZL AIM International        AZL Columbia
                                                      AZL AIM Basic Value Fund       Equity Fund           Technology Fund
                                                      --------------------------------------------------------------------------
                                                         2007         2006        2007        2006         2007        2006
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                         $(55)         (95)        (94)        (72)         (75)        (24)
      Realized gains (losses) on investments, net             915          208         894         137          350          12
      Net change in unrealized appreciation
        (depreciation) on investments                       (719)          328       (244)         744          176          16
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
          from operations                                     141          441         556         809          451           4
                                                      --------------------------------------------------------------------------

    Contract Transactions-All Products (note 5)
      Purchase payments                                       182          544       1,155       2,451          964         394
      Transfers between funds  (note 2)                   (4,792)        (218)     (2,742)       2,019          225         155
      Surrenders and terminations, net                      (314)         (84)       (631)        (98)        (392)        (32)
      Rescissions                                             (2)         (92)         (1)        (38)         (46)           -
      Bonus                                                     7           17          50          69           28          14
      Contract maintenance charges (note 2)                     -          (1)         (1)           -            -           -
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
resulting
           from contract transactions                     (4,919)          166     (2,170)       4,403          779         531
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                        (4,778)          607     (1,614)       5,212        1,230         535
 Net assets at beginning of period                          4,778        4,171       6,720       1,508        1,314         779
                                                      --------------------------------------------------------------------------
 Net assets at end of period                                   $-        4,778       5,106       6,720        2,544       1,314
                                                      --------------------------------------------------------------------------


                 See accompanying notes to financial statements
                                        39

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (continued)

Statements of Changes in Net Assets (continued)
  For the Years Ended December 31, 2007 and 2006
  (In thousands)
                                                        AZL Davis NY Venture     AZL Dreyfus Founders     AZL Dreyfus Premier
                                                                Fund             Equity Growth Fund      Small Cap Value Fund
                                                      --------------------------------------------------------------------------
                                                         2007         2006        2007        2006         2007        2006
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                        $(253)        (177)        (71)        (40)         (64)        (50)
      Realized gains (losses) on investments, net             950          150         179         132          221         142
      Net change in unrealized appreciation
        (depreciation) on investments                       (488)        1,072          42         101        (455)         128
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
          from operations                                     209        1,045         150         193        (298)         220
                                                      --------------------------------------------------------------------------

    Contract Transactions-All Products (note 5)
      Purchase payments                                     4,353        4,975         939         651          699       1,134
      Transfers between funds  (note 2)                   (4,858)          601       1,978         155        (256)        (14)
      Surrenders and terminations, net                    (1,620)        (304)       (534)        (95)        (507)        (40)
      Rescissions                                           (103)        (140)           -        (32)         (12)        (46)
      Bonus                                                    94          141          18          11           18          41
      Contract maintenance charges (note 2)                   (1)          (1)           -           -            -           -
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
resulting
           from contract transactions                     (2,135)        5,272       2,401         690         (58)       1,075
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                        (1,926)        6,317       2,551         883        (356)       1,295
 Net assets at beginning of period                         12,450        6,133       2,326       1,443        2,739       1,444
                                                      --------------------------------------------------------------------------
 Net assets at end of period                              $10,524       12,450       4,877       2,326        2,383       2,739
                                                      --------------------------------------------------------------------------


                 See accompanying notes to financial statements
                                       40

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (continued)

Statements of Changes in Net Assets (continued)
  For the Years Ended December 31, 2007 and 2006
  (In thousands)
                                                       AZL First Trust Target     AZL Franklin Small      AZL Fusion Balanced
                                                          Double Play Fund         Cap Value Fund                Fund
                                                      --------------------------------------------------------------------------
                                                         2007         2006        2007        2006         2007        2006
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                          $(3)            -       (130)       (118)         (66)        (71)
      Realized gains (losses) on investments, net               -            -         383         450          250          27
      Net change in unrealized appreciation
        (depreciation) on investments                           -            -       (732)         239          127         324
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
          from operations                                     (3)            -       (479)         571          311         280
                                                      --------------------------------------------------------------------------

    Contract Transactions-All Products (note 5)
      Purchase payments                                       228            -       1,425       2,626        4,935       3,382
      Transfers between funds  (note 2)                       186            -       (936)       (304)          769         125
      Surrenders and terminations, net                        (1)            -     (1,165)       (294)      (1,285)        (61)
      Rescissions                                               -            -        (12)        (21)         (20)           -
      Bonus                                                     2            -          31          99          116         108
      Contract maintenance charges (note 2)                     -            -         (1)         (1)          (1)           -
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
resulting
           from contract transactions                         415            -       (658)       2,105        4,514       3,554
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                            412            -     (1,137)       2,676        4,825       3,834
 Net assets at beginning of period                              -            -       6,507       3,831        5,492       1,658
                                                      --------------------------------------------------------------------------
 Net assets at end of period                                 $412            -       5,370       6,507       10,317       5,492
                                                      --------------------------------------------------------------------------

                 See accompanying notes to financial statements
                                       41

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (continued)

Statements of Changes in Net Assets (continued)
  For the Years Ended December 31, 2007 and 2006
  (In thousands)
                                                                                 AZL Fusion Moderate      AZL Jennison 20/20
                                                       AZL Fusion Growth Fund           Fund                  Focus Fund
                                                      --------------------------------------------------------------------------
                                                         2007         2006        2007        2006         2007        2006
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                        $(444)        (282)       (259)       (219)         (71)        (55)
      Realized gains (losses) on investments, net             804          115         651         107          251          37
      Net change in unrealized appreciation
        (depreciation) on investments                         147        1,393         257       1,060           35         226
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
          from operations                                     507        1,226         649         948          215         208
                                                      --------------------------------------------------------------------------

    Contract Transactions-All Products (note 5)
      Purchase payments                                     8,535       10,179       8,289       6,891        1,203       1,883
      Transfers between funds  (note 2)                       361        1,343         151         557         (59)       (293)
      Surrenders and terminations, net                    (1,585)        (244)     (2,535)       (207)        (367)        (54)
      Rescissions                                           (497)        (585)       (289)        (56)            -        (47)
      Bonus                                                   226          363         196         233           40          61
      Contract maintenance charges (note 2)                   (2)          (1)         (2)         (1)            -           -
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
resulting
           from contract transactions                       7,038       11,055       5,810       7,417          817       1,550
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                          7,545       12,281       6,459       8,365        1,032       1,758
 Net assets at beginning of period                         17,222        4,941      14,699       6,334        2,684         926
                                                      --------------------------------------------------------------------------
 Net assets at end of period                              $24,767       17,222      21,158      14,699        3,716       2,684
                                                      --------------------------------------------------------------------------


                 See accompanying notes to financial statements
                                       42

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (continued)

Statements of Changes in Net Assets (continued)
  For the Years Ended December 31, 2007 and 2006
  (In thousands)
                                                         AZL Jennison Growth    AZL Legg Mason Growth    AZL Legg Mason Value
                                                                Fund                    Fund                     Fund
                                                      --------------------------------------------------------------------------
                                                         2007         2006        2007        2006         2007        2006
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                         $(33)         (20)        (54)        (31)        (135)       (118)
      Realized gains (losses) on investments, net              40          (4)         142          52          261          89
      Net change in unrealized appreciation
        (depreciation) on investments                         100           35          17        (14)        (572)         262
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
          from operations                                     107           11         105           7        (446)         233
                                                      --------------------------------------------------------------------------

    Contract Transactions-All Products (note 5)
      Purchase payments                                       617          758       1,259         843          542       1,374
      Transfers between funds  (note 2)                       254           41       2,668         347        (231)          87
      Surrenders and terminations, net                      (146)         (17)       (300)        (44)        (919)       (171)
      Rescissions                                               -            -           -       (184)            -        (13)
      Bonus                                                    18           32          24          25            8          53
      Contract maintenance charges (note 2)                     -            -           -           -          (1)         (1)
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
resulting
           from contract transactions                         743          814       3,651         987        (601)       1,329
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                            850          825       3,756         994      (1,047)       1,562
 Net assets at beginning of period                          1,156          331       1,755         761        5,846       4,284
                                                      --------------------------------------------------------------------------
 Net assets at end of period                               $2,006        1,156       5,511       1,755        4,799       5,846
                                                      --------------------------------------------------------------------------


                 See accompanying notes to financial statements
                                       43

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (continued)

Statements of Changes in Net Assets (continued)
  For the Years Ended December 31, 2007 and 2006
  (In thousands)
                                                          AZL LMP Large Cap                             AZL NACM International
                                                            Growth Fund         AZL Money Market Fund            Fund
                                                      --------------------------------------------------------------------------
                                                         2007         2006        2007        2006         2007        2006
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                         $(90)         (79)         553         365            -           -
      Realized gains (losses) on investments, net             153          113           -           -            -           -
      Net change in unrealized appreciation
        (depreciation) on investments                          34           32           -        (63)          (4)           -
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
          from operations                                      97           66         553         302          (4)           -
                                                      --------------------------------------------------------------------------

    Contract Transactions-All Products (note 5)
      Purchase payments                                       260          355       7,681      10,965           70           -
      Transfers between funds  (note 2)                        37           37       9,051     (4,582)           21           -
      Surrenders and terminations, net                      (654)        (144)    (14,000)     (4,113)            -           -
      Rescissions                                             (4)          (5)       (212)       (938)            -           -
      Bonus                                                     7           15         210         377            -           -
      Contract maintenance charges (note 2)                     -            -         (3)         (3)            -           -
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
resulting
           from contract transactions                       (354)          258       2,727       1,706           91           -
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                          (257)          324       3,280       2,008           87           -
 Net assets at beginning of period                          3,584        3,260      16,635      14,627            -           -
                                                      --------------------------------------------------------------------------
 Net assets at end of period                               $3,327        3,584      19,915      16,635           87           -
                                                      --------------------------------------------------------------------------


                 See accompanying notes to financial statements
                                       44

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (continued)

Statements of Changes in Net Assets (continued)
  For the Years Ended December 31, 2007 and 2006
  (In thousands)
                                                        AZL Neuberger Berman     AZL OCC Opportunity
                                                            Regency Fund                Fund           AZL OCC Renaissance Fund
                                                      --------------------------------------------------------------------------
                                                         2007         2006        2007        2006         2007        2006
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                         $(18)          (3)        (99)        (83)         (36)        (99)
      Realized gains (losses) on investments, net               4            -         874         176          440         454
      Net change in unrealized appreciation
        (depreciation) on investments                        (16)           37       (526)         276         (81)          45
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
          from operations                                    (30)           34         249         369          323         400
                                                      --------------------------------------------------------------------------

    Contract Transactions-All Products (note 5)
      Purchase payments                                       556          213         864       2,218          444         347
      Transfers between funds  (note 2)                        44          151     (2,559)       1,212      (5,399)       (761)
      Surrenders and terminations, net                       (17)            -       (487)        (84)        (281)       (225)
      Rescissions                                             (1)            -         (1)        (58)            -         (1)
      Bonus                                                     8            7          27          62           14          12
      Contract maintenance charges (note 2)                     -            -           -           -          (1)         (1)
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
resulting
           from contract transactions                         590          371     (2,156)       3,350      (5,223)       (629)
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                            560          405     (1,907)       3,719      (4,900)       (229)
 Net assets at beginning of period                            405            -       5,832       2,113        4,900       5,129
                                                      --------------------------------------------------------------------------
 Net assets at end of period                                 $965          405       3,925       5,832            -       4,900
                                                      --------------------------------------------------------------------------


                 See accompanying notes to financial statements
                                       45

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (continued)

Statements of Changes in Net Assets (continued)
  For the Years Ended December 31, 2007 and 2006
  (In thousands)
                                                                                                            AZL Oppenheimer
                                                                                   AZL Oppenheimer       International Growth
                                                         AZL OCC Value Fund          Global Fund                 Fund
                                                      --------------------------------------------------------------------------
                                                         2007         2006        2007        2006         2007        2006
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                         $(78)         (74)       (172)       (124)         (81)        (53)
      Realized gains (losses) on investments, net             549          474         790         158          357          82
      Net change in unrealized appreciation
        (depreciation) on investments                     (1,256)          472       (427)         621           48         541
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
          from operations                                   (785)          872         191         655          324         570
                                                      --------------------------------------------------------------------------

    Contract Transactions-All Products (note 5)
      Purchase payments                                       165          420       2,173       1,469        1,591         838
      Transfers between funds  (note 2)                     4,135        (209)       (774)         378          816         646
      Surrenders and terminations, net                    (1,796)        (399)       (945)        (83)        (517)        (77)
      Rescissions                                               -         (13)        (46)        (29)          (7)        (79)
      Bonus                                                     5           14          60          53           37          31
      Contract maintenance charges (note 2)                   (1)          (1)         (1)         (1)          (1)           -
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
resulting
           from contract transactions                       2,508        (188)         467       1,787        1,919       1,359
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                          1,723          684         658       2,442        2,243       1,929
 Net assets at beginning of period                          5,949        5,265       6,398       3,956        3,349       1,420
                                                      --------------------------------------------------------------------------
 Net assets at end of period                               $7,672        5,949       7,056       6,398        5,592       3,349
                                                      --------------------------------------------------------------------------


                 See accompanying notes to financial statements
                                       46

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (continued)

Statements of Changes in Net Assets (continued)
  For the Years Ended December 31, 2007 and 2006
  (In thousands)
                                                                                AZL PIMCO Fundamental
                                                        AZL Oppenheimer Main   IndexPLUS Total Return
                                                            Street Fund                 Fund            AZL S&P 500 Index Fund
                                                      --------------------------------------------------------------------------
                                                         2007         2006        2007        2006         2007        2006
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                        $(102)         (79)           8           7            4           -
      Realized gains (losses) on investments, net             500          130         (4)           6            1           -
      Net change in unrealized appreciation
        (depreciation) on investments                       (310)          436           2         (6)         (25)           -
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
          from operations                                      88          487           6           7         (20)           -
                                                      --------------------------------------------------------------------------

    Contract Transactions-All Products (note 5)
      Purchase payments                                       937        1,206         149          48          615           -
      Transfers between funds  (note 2)                     (363)          136       (210)         151          108           -
      Surrenders and terminations, net                      (993)        (137)        (15)           -          (1)           -
      Rescissions                                               -        (109)         (1)           -            -           -
      Bonus                                                    18           20           4           1            2           -
      Contract maintenance charges (note 2)                   (1)          (1)           -           -            -           -
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
resulting
           from contract transactions                       (402)        1,115        (73)         200          724           -
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                          (314)        1,602        (67)         207          704           -
 Net assets at beginning of period                          5,154        3,552         207           -            -           -
                                                      --------------------------------------------------------------------------
 Net assets at end of period                               $4,840        5,154         140         207          704           -
                                                      --------------------------------------------------------------------------


                 See accompanying notes to financial statements
                                       47

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (continued)

Statements of Changes in Net Assets (continued)
  For the Years Ended December 31, 2007 and 2006
  (In thousands)
                                                        AZL Schroder Emerging   AZL Schroder Emerging        AZL Schroder
                                                       Markets Equity Fund CL  Markets Equity Fund CL  International Small Cap
                                                                 1                        2                      Fund
                                                      --------------------------------------------------------------------------
                                                         2007         2006        2007        2006         2007        2006
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                            $-            -       (126)        (18)          (2)           -
      Realized gains (losses) on investments, net               5            -         492          10          (1)           -
      Net change in unrealized appreciation
        (depreciation) on investments                         (1)            -         484         422         (16)           -
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
          from operations                                       4            -         850         414         (19)           -
                                                      --------------------------------------------------------------------------

    Contract Transactions-All Products (note 5)
      Purchase payments                                       418            -       2,459       2,110          310           -
      Transfers between funds  (note 2)                     (327)            -       6,997       1,341           49           -
      Surrenders and terminations, net                       (69)            -       (404)        (22)            -           -
      Rescissions                                            (15)            -        (86)        (15)            -           -
      Bonus                                                    12            -          70          52            1           -
      Contract maintenance charges (note 2)                     -            -           -           -            -           -
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
resulting
           from contract transactions                          19            -       9,036       3,466          360           -
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                             23            -       9,886       3,880          341           -
 Net assets at beginning of period                              -            -       3,880           -            -           -
                                                      --------------------------------------------------------------------------
 Net assets at end of period                                  $23            -      13,766       3,880          341           -
                                                      --------------------------------------------------------------------------


                 See accompanying notes to financial statements
                                       48

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (continued)

Statements of Changes in Net Assets (continued)
  For the Years Ended December 31, 2007 and 2006
  (In thousands)
                                                         AZL Small Cap Stock        AZL TargetPLUS       AZL TargetPLUS Equity
                                                             Index Fund             Balanced Fund                Fund
                                                      --------------------------------------------------------------------------
                                                         2007         2006        2007        2006         2007        2006
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                            $-            -           5           -          (9)           -
      Realized gains (losses) on investments, net              11            -           -           -            9           -
      Net change in unrealized appreciation
        (depreciation) on investments                        (29)            -         (7)           -         (30)           -
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
          from operations                                    (18)            -         (2)           -         (30)           -
                                                      --------------------------------------------------------------------------

    Contract Transactions-All Products (note 5)
      Purchase payments                                       570            -         296           -        1,270           -
      Transfers between funds  (note 2)                      (98)            -          73           -          445           -
      Surrenders and terminations, net                          2            -        (11)           -        (129)           -
      Rescissions                                               -            -           -           -            -           -
      Bonus                                                     7            -          10           -           57           -
      Contract maintenance charges (note 2)                     -            -           -           -            -           -
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
resulting
           from contract transactions                         481            -         368           -        1,643           -
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                            463            -         366           -        1,613           -
 Net assets at beginning of period                              -            -           -           -            -           -
                                                      --------------------------------------------------------------------------
 Net assets at end of period                                 $463            -         366           -        1,613           -
                                                      --------------------------------------------------------------------------


                 See accompanying notes to financial statements
                                       49

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (continued)

Statements of Changes in Net Assets (continued)
  For the Years Ended December 31, 2007 and 2006
  (In thousands)
                                                                                                              AZL Turner
                                                        AZL TargetPLUS Growth       AZL TargetPLUS      Quantitative Small Cap
                                                                Fund                Moderate Fund            Growth Fund
                                                      --------------------------------------------------------------------------
                                                         2007         2006        2007        2006         2007        2006
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                            $6            -           2           -         (25)        (14)
      Realized gains (losses) on investments, net             (3)            -         (2)           -           65           3
      Net change in unrealized appreciation
        (depreciation) on investments                        (16)            -         (8)           -          (1)          67
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
          from operations                                    (13)            -         (8)           -           39          56
                                                      --------------------------------------------------------------------------

    Contract Transactions-All Products (note 5)
      Purchase payments                                       777            -         466           -          302         409
      Transfers between funds  (note 2)                       173            -        (56)           -         (52)          71
      Surrenders and terminations, net                          -            -         (6)           -        (162)        (19)
      Rescissions                                               -            -        (69)           -          (9)         (6)
      Bonus                                                    12            -           -           -           10          14
      Contract maintenance charges (note 2)                     -            -           -           -            -           -
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
resulting
           from contract transactions                         962            -         335           -           89         469
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                            949            -         327           -          128         525
 Net assets at beginning of period                              -            -           -           -          824         299
                                                      --------------------------------------------------------------------------
 Net assets at end of period                                 $949            -         327           -          952         824
                                                      --------------------------------------------------------------------------


                 See accompanying notes to financial statements
                                       50

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (continued)

Statements of Changes in Net Assets (continued)
  For the Years Ended December 31, 2007 and 2006
  (In thousands)
                                                           AZL Van Kampen           AZL Van Kampen       AZL Van Kampen Equity
                                                       Aggressive Growth Fund       Comstock Fund          and Income Fund
                                                      --------------------------------------------------------------------------
                                                         2007         2006        2007        2006         2007        2006
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                         $(35)         (31)        (74)        (63)         (17)        (19)
      Realized gains (losses) on investments, net             488          239         367         365          103          83
      Net change in unrealized appreciation
        (depreciation) on investments                        (56)         (69)       (792)         323         (84)          76
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
          from operations                                     397          139       (499)         625            2         140
                                                      --------------------------------------------------------------------------

    Contract Transactions-All Products (note 5)
      Purchase payments                                       478        1,173       1,111         885          597         452
      Transfers between funds  (note 2)                   (1,885)      (1,008)       3,979         347        (108)          77
      Surrenders and terminations, net                      (131)         (69)     (2,148)       (237)        (415)        (33)
      Rescissions                                               -            -           -        (19)          (1)       (122)
      Bonus                                                    11           24          34          29           12           5
      Other transactions (note 2)                               -            -         (1)         (1)            -           -
                                                      --------------------------------------------------------------------------
      Contract maintenance charges (note 2)
           from contract transactions                     (1,527)          120       2,975       1,004           85         379
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                        (1,130)          259       2,476       1,629           87         519
 Net assets at beginning of period                          1,130          871       5,814       4,185        1,689       1,170
                                                      --------------------------------------------------------------------------
 Net assets at end of period                                   $-        1,130       8,290       5,814        1,776       1,689
                                                      --------------------------------------------------------------------------


                 See accompanying notes to financial statements
                                       51

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (continued)

Statements of Changes in Net Assets (continued)
  For the Years Ended December 31, 2007 and 2006
  (In thousands)
                                                        AZL Van Kampen Global   AZL Van Kampen Global    AZL Van Kampen Growth
                                                           Franchise Fund         Real Estate Fund         and Income Fund
                                                      --------------------------------------------------------------------------
                                                         2007         2006        2007        2006         2007        2006
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                        $(165)         (41)        (60)           7         (82)        (64)
      Realized gains (losses) on investments, net             436          250         327          10          558         346
      Net change in unrealized appreciation
        (depreciation) on investments                         135          553       (384)         176        (664)         297
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
          from operations                                     406          762       (117)         193        (188)         579
                                                      --------------------------------------------------------------------------

    Contract Transactions-All Products (note 5)
      Purchase payments                                     2,716        2,517       2,769         937        1,077         739
      Transfers between funds  (note 2)                     (914)        (630)     (3,954)       2,233        (824)         695
      Surrenders and terminations, net                      (712)         (84)       (140)         (6)      (1,339)       (140)
      Rescissions                                            (38)         (30)        (35)           -         (40)        (34)
      Bonus                                                    58           73          66          31           36          24
      Other transactions (note 2)                             (1)            -           -           -          (1)         (1)
                                                      --------------------------------------------------------------------------
      Contract maintenance charges (note 2)
           from contract transactions                       1,109        1,846     (1,294)       3,195      (1,091)       1,283
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                          1,515        2,608     (1,411)       3,388      (1,279)       1,862
 Net assets at beginning of period                          5,452        2,844       3,388           -        5,701       3,839
                                                      --------------------------------------------------------------------------
 Net assets at end of period                               $6,967        5,452       1,977       3,388        4,422       5,701
                                                      --------------------------------------------------------------------------


                 See accompanying notes to financial statements
                                       52

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (continued)

Statements of Changes in Net Assets (continued)
  For the Years Ended December 31, 2007 and 2006
  (In thousands)
                                                       AZL Van Kampen Mid Cap      AZL Van Kampen         Davis VA Financial
                                                            Growth Fund         Strategic Growth Fund         Portfolio
                                                      --------------------------------------------------------------------------
                                                         2007         2006        2007        2006         2007        2006
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                        $(166)         (82)        (28)        (33)         (33)        (24)
      Realized gains (losses) on investments, net             555          196         393          42          294          43
      Net change in unrealized appreciation
        (depreciation) on investments                         503           91       (151)        (18)        (389)         232
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
          from operations                                     892          205         214         (9)        (128)         251
                                                      --------------------------------------------------------------------------

    Contract Transactions-All Products (note 5)
      Purchase payments                                     1,846        1,254         214         191          470         648
      Transfers between funds  (note 2)                    11,352          429     (1,802)          58           75          50
      Surrenders and terminations, net                      (746)        (115)       (157)       (130)        (542)        (42)
      Rescissions                                            (53)         (75)           -           -         (20)       (128)
      Bonus                                                    40           44           4          10           10          14
      Contract maintenance charges (note 2)                   (1)          (1)           -           -            -           -
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
resulting
           from contract transactions                      12,438        1,536     (1,741)         129          (7)         542
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                         13,330        1,741     (1,527)         120        (135)         793
 Net assets at beginning of period                          4,145        2,404       1,527       1,407        2,030       1,237
                                                      --------------------------------------------------------------------------
 Net assets at end of period                              $17,475        4,145           -       1,527        1,895       2,030
                                                      --------------------------------------------------------------------------


                 See accompanying notes to financial statements
                                       53

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (continued)

Statements of Changes in Net Assets (continued)
  For the Years Ended December 31, 2007 and 2006
  (In thousands)
                                                        Davis VA Real Estate        Davis VA Value       Dreyfus IP Small Cap
                                                             Portfolio                Portfolio         Stock Index Portfolio
                                                      --------------------------------------------------------------------------
                                                         2007         2006        2007        2006         2007        2006
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                            $-            1        (14)        (15)         (99)        (79)
      Realized gains (losses) on investments, net              16            4         253          52          660         196
      Net change in unrealized appreciation
        (depreciation) on investments                        (14)            4       (202)         124        (497)         285
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
          from operations                                       2            9          37         161           64         402
                                                      --------------------------------------------------------------------------

    Contract Transactions-All Products (note 5)
      Purchase payments                                         -            -           4          19        1,620       1,486
      Transfers between funds  (note 2)                         -            -       (229)        (62)      (1,796)       (497)
      Surrenders and terminations, net                       (39)            -       (441)        (99)        (717)       (190)
      Rescissions                                               -            -           -         (1)         (34)        (39)
      Bonus                                                     -            -           -           -           38          45
      Contract maintenance charges (note 2)                     -            -           -           -          (1)           -
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
resulting
           from contract transactions                        (39)            -       (666)       (143)        (890)         805
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                           (37)            9       (629)          18        (826)       1,207
 Net assets at beginning of period                             37           28       1,348       1,330        4,279       3,072
                                                      --------------------------------------------------------------------------
 Net assets at end of period                                   $-           37         719       1,348        3,453       4,279
                                                      --------------------------------------------------------------------------


                 See accompanying notes to financial statements
                                       54

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (continued)

Statements of Changes in Net Assets (continued)
  For the Years Ended December 31, 2007 and 2006
  (In thousands)
                                                                                   Franklin Global
                                                       Dreyfus Stock Index          Communications         Franklin Growth and
                                                                Fund               Securities Fund        Income Securities Fund
                                                      --------------------------------------------------------------------------
                                                         2007         2006        2007        2006         2007        2006
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                         $(48)         (41)       (266)       (152)          300         379
      Realized gains (losses) on investments, net             497          161       (233)     (1,283)        2,234       1,790
      Net change in unrealized appreciation
        (depreciation) on investments                       (203)          601       3,599       4,217      (3,985)       2,841
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
          from operations                                     246          721       3,100       2,782      (1,451)       5,010
                                                      --------------------------------------------------------------------------

    Contract Transactions-All Products (note 5)
      Purchase payments                                       376          657         972         585          714         516
      Transfers between funds  (note 2)                     (504)           72       2,502          63        (893)         243
      Surrenders and terminations, net                    (1,555)        (362)     (2,297)     (1,834)      (5,183)     (4,911)
      Rescissions                                             (4)         (25)        (62)       (120)         (60)         (5)
      Bonus                                                     8           21          37          19           20          21
      Contract maintenance charges (note 2)                   (1)          (1)        (10)        (10)         (15)        (17)
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
resulting
           from contract transactions                     (1,680)          362       1,142     (1,297)      (5,417)     (4,153)
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                        (1,434)        1,083       4,242       1,485      (6,868)         857
 Net assets at beginning of period                          6,692        5,609      14,260      12,775       36,601      35,744
                                                      --------------------------------------------------------------------------
 Net assets at end of period                               $5,258        6,692      18,502      14,260       29,733      36,601
                                                      --------------------------------------------------------------------------


                 See accompanying notes to financial statements
                                       55

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (continued)

Statements of Changes in Net Assets (continued)
  For the Years Ended December 31, 2007 and 2006
  (In thousands)
                                                        Franklin High Income       Franklin Income        Franklin Large Cap
                                                          Securities Fund          Securities Fund      Growth Securities Fund
                                                      --------------------------------------------------------------------------
                                                         2007         2006        2007        2006         2007        2006
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                          $542          456         859         830         (98)        (95)
      Realized gains (losses) on investments, net           (542)        (430)       1,645       1,146          451           3
      Net change in unrealized appreciation
        (depreciation) on investments                           8          693     (1,625)       4,466          210       1,075
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
          from operations                                       8          719         879       6,442          563         983
                                                      --------------------------------------------------------------------------

    Contract Transactions-All Products (note 5)
      Purchase payments                                     1,286          959       5,996       4,862          272         615
      Transfers between funds  (note 2)                   (1,304)        1,732         308       1,113        (480)       (422)
      Surrenders and terminations, net                    (1,751)      (1,883)     (7,750)     (6,784)      (1,998)     (1,913)
      Rescissions                                            (15)          (1)        (31)       (527)            -           -
      Bonus                                                    27           13         138          81            6          11
      Contract maintenance charges (note 2)                   (4)          (4)        (14)        (16)          (4)         (5)
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
resulting
           from contract transactions                     (1,761)          816     (1,353)     (1,271)      (2,204)     (1,714)
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                        (1,753)        1,535       (474)       5,171      (1,641)       (731)
 Net assets at beginning of period                         11,308        9,773      45,754      40,583       11,306      12,037
                                                      --------------------------------------------------------------------------
 Net assets at end of period                               $9,555       11,308      45,280      45,754        9,665      11,306
                                                      --------------------------------------------------------------------------


                 See accompanying notes to financial statements
                                       56

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (continued)

Statements of Changes in Net Assets (continued)
  For the Years Ended December 31, 2007 and 2006
  (In thousands)
                                                                                                            Franklin Rising
                                                        Franklin Money Market    Franklin Real Estate    Dividends Securities
                                                                Fund                    Fund                     Fund
                                                      --------------------------------------------------------------------------
                                                         2007         2006        2007        2006         2007        2006
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                          $184          174          85          51          277       (164)
      Realized gains (losses) on investments, net               -            -       1,594       2,149        2,101       2,139
      Net change in unrealized appreciation
        (depreciation) on investments                         (1)            -     (4,935)         582      (3,643)       3,361
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
          from operations                                     183          174     (3,256)       2,782      (1,265)       5,336
                                                      --------------------------------------------------------------------------

    Contract Transactions-All Products (note 5)
      Purchase payments                                        17           17         173       1,000          203       1,575
      Transfers between funds  (note 2)                      (95)        1,592     (1,289)       (555)      (1,113)       (881)
      Surrenders and terminations, net                    (1,057)      (1,297)     (2,413)     (1,852)      (4,239)     (5,204)
      Rescissions                                               -            -        (26)        (27)          (2)        (56)
      Bonus                                                     -            -           4          42            3          34
      Contract maintenance charges (note 2)                   (2)          (2)         (4)         (5)         (14)        (15)
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
resulting
           from contract transactions                     (1,137)          310     (3,555)     (1,397)      (5,162)     (4,547)
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                          (954)          484     (6,811)       1,385      (6,427)         789
 Net assets at beginning of period                          6,374        5,890      17,030      15,645       37,380      36,591
                                                      --------------------------------------------------------------------------
 Net assets at end of period                               $5,420        6,374      10,219      17,030       30,953      37,380
                                                      --------------------------------------------------------------------------


                 See accompanying notes to financial statements
                                       57

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (continued)

Statements of Changes in Net Assets (continued)
  For the Years Ended December 31, 2007 and 2006
  (In thousands)
                                                                                  Franklin Small-Mid    Franklin Templeton VIP
                                                         Franklin Small Cap     Cap Growth Securities       Founding Funds
                                                       Value Securities Fund            Fund               Allocation Fund
                                                      --------------------------------------------------------------------------
                                                         2007         2006        2007        2006         2007        2006
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                         $(47)         (50)       (138)       (149)          (2)           -
      Realized gains (losses) on investments, net             575          416       1,066         357          (9)           -
      Net change in unrealized appreciation
        (depreciation) on investments                       (641)          238       (124)         381          (9)           -
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
          from operations                                   (113)          604         804         589         (20)           -
                                                      --------------------------------------------------------------------------

    Contract Transactions-All Products (note 5)
      Purchase payments                                        33           49          80         169        1,101           -
      Transfers between funds  (note 2)                     (428)        (209)       (224)       (246)          317           -
      Surrenders and terminations, net                      (483)        (466)     (1,640)     (1,704)          (3)           -
      Rescissions                                            (20)            -           -           -            -           -
      Bonus                                                     1            1           3           4           39           -
      Contract maintenance charges (note 2)                   (1)          (1)         (4)         (4)            -           -
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
resulting
           from contract transactions                       (898)        (626)     (1,785)     (1,781)        1,454           -
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                        (1,011)         (22)       (981)     (1,192)        1,434           -
 Net assets at beginning of period                          4,125        4,147       8,316       9,508            -           -
                                                      --------------------------------------------------------------------------
 Net assets at end of period                               $3,114        4,125       7,335       8,316        1,434           -
                                                      --------------------------------------------------------------------------


                 See accompanying notes to financial statements
                                       58

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (continued)

Statements of Changes in Net Assets (continued)
  For the Years Ended December 31, 2007 and 2006
  (In thousands)
                                                                                                              J.P. Morgan
                                                            Franklin U.S.        Franklin Zero Coupon       International
                                                          Government Fund             2010 Fund        Opportunities Portfolio
                                                      --------------------------------------------------------------------------
                                                         2007         2006        2007        2006         2007        2006
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                          $771          772         141         116            -           -
      Realized gains (losses) on investments, net           (127)        (204)         (4)        (34)            -           -
      Net change in unrealized appreciation
        (depreciation) on investments                         543           54         159        (45)            -           2
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
          from operations                                   1,187          622         296          37            -           2
                                                      --------------------------------------------------------------------------

    Contract Transactions-All Products (note 5)
      Purchase payments                                       504          666          83         172            -           -
      Transfers between funds  (note 2)                      (19)      (1,516)          66         715            -           -
      Surrenders and terminations, net                    (4,369)      (4,612)       (440)       (945)            -           -
      Rescissions                                             (3)            -           -           -            -           -
      Bonus                                                     5           21           -           6            -           -
      Contract maintenance charges (note 2)                  (10)         (12)         (1)         (1)            -           -
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
resulting
           from contract transactions                     (3,892)      (5,453)       (292)        (53)            -           -
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                        (2,705)      (4,831)           4        (16)            -           2
 Net assets at beginning of period                         25,641       30,472       4,577       4,593           12          10
                                                      --------------------------------------------------------------------------
 Net assets at end of period                              $22,936       25,641       4,581       4,577           12          12
                                                      --------------------------------------------------------------------------


                 See accompanying notes to financial statements
                                       59

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (continued)

Statements of Changes in Net Assets (continued)
  For the Years Ended December 31, 2007 and 2006
  (In thousands)

                                                       J.P. Morgan U.S. Large
                                                          Cap Core Equity        Jennison 20/20 Focus      Mutual Discovery
                                                             Portfolio                Portfolio            Securities Fund
                                                      --------------------------------------------------------------------------
                                                         2007         2006        2007        2006         2007        2006
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                            $-            -        (35)        (35)        (118)       (106)
      Realized gains (losses) on investments, net               -            -         234         142        2,187       1,112
      Net change in unrealized appreciation
        (depreciation) on investments                           -            2        (79)          54           25       1,864
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
          from operations                                       -            2         120         161        2,094       2,870
                                                      --------------------------------------------------------------------------

    Contract Transactions-All Products (note 5)
      Purchase payments                                         -            -           8          60        6,187       1,988
      Transfers between funds  (note 2)                         -            -           1        (26)      (2,058)       1,200
      Surrenders and terminations, net                          -            -       (214)        (43)      (2,959)     (1,136)
      Rescissions                                               -            -           -         (1)        (190)        (61)
      Bonus                                                     -            -           -           -          136          60
      Contract maintenance charges (note 2)                     -            -           -           -          (4)         (4)
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
resulting
           from contract transactions                           -            -       (205)        (10)        1,112       2,047
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                              -            2        (85)         151        3,206       4,917
 Net assets at beginning of period                             15           13       1,624       1,473       17,577      12,660
                                                      --------------------------------------------------------------------------
 Net assets at end of period                                  $15           15       1,539       1,624       20,783      17,577
                                                      --------------------------------------------------------------------------


                 See accompanying notes to financial statements
                                       60

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (continued)

Statements of Changes in Net Assets (continued)
  For the Years Ended December 31, 2007 and 2006
  (In thousands)
                                                            Mutual Shares           OpCap Mid Cap         Oppenheimer Global
                                                          Securities Fund             Portfolio           Securities Fund/VA
                                                      --------------------------------------------------------------------------
                                                         2007         2006        2007        2006         2007        2006
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                        $(128)        (105)        (10)         (1)         (18)        (30)
      Realized gains (losses) on investments, net           2,597        1,755          12           2          458         241
      Net change in unrealized appreciation
        (depreciation) on investments                     (2,189)        1,815        (10)           9        (303)         191
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
          from operations                                     280        3,465         (8)          10          137         402
                                                      --------------------------------------------------------------------------

    Contract Transactions-All Products (note 5)
      Purchase payments                                     5,709        5,361         622          98            7          26
      Transfers between funds  (note 2)                     (185)        1,020          77          20        (448)        (82)
      Surrenders and terminations, net                    (4,259)      (2,684)        (12)         (2)        (454)        (80)
      Rescissions                                            (29)        (400)           -           -            -           -
      Bonus                                                   138          119           9           4            -           1
      Contract maintenance charges (note 2)                   (6)          (7)           -           -            -           -
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
resulting
           from contract transactions                       1,368        3,409         696         120        (895)       (135)
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                          1,648        6,874         688         130        (758)         267
 Net assets at beginning of period                         26,308       19,434         130           -        2,918       2,651
                                                      --------------------------------------------------------------------------
 Net assets at end of period                              $27,956       26,308         818         130        2,160       2,918
                                                      --------------------------------------------------------------------------


                 See accompanying notes to financial statements
                                       61

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (continued)

Statements of Changes in Net Assets (continued)
  For the Years Ended December 31, 2007 and 2006
  (In thousands)

                                                          Oppenheimer High         Oppenheimer Main       PIMCO VIT All Asset
                                                           Income Fund/VA          Street Fund/VA             Portfolio
                                                      --------------------------------------------------------------------------
                                                         2007         2006        2007        2006         2007        2006
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                           $61          120        (31)        (30)          117          68
      Realized gains (losses) on investments, net            (16)           15         276         123           11           -
      Net change in unrealized appreciation
        (depreciation) on investments                        (54)            1       (143)         283            1        (35)
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
          from operations                                     (9)          136         102         376          129          33
                                                      --------------------------------------------------------------------------

    Contract Transactions-All Products (note 5)
      Purchase payments                                         -           10          14          28          305         668
      Transfers between funds  (note 2)                     (319)      (1,033)       (223)       (341)         (43)     (1,477)
      Surrenders and terminations, net                      (150)        (178)       (679)       (217)        (397)        (94)
      Rescissions                                               -          (5)           -           -          (8)           -
      Bonus                                                     -            1           -           1            7          10
      Contract maintenance charges (note 2)                     -            -           -           -            -           -
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
resulting
           from contract transactions                       (469)      (1,205)       (888)       (529)        (136)       (893)
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                          (478)      (1,069)       (786)       (153)          (7)       (860)
 Net assets at beginning of period                          1,141        2,210       3,095       3,248        2,200       3,060
                                                      --------------------------------------------------------------------------
 Net assets at end of period                                 $663        1,141       2,309       3,095        2,193       2,200
                                                      --------------------------------------------------------------------------


                 See accompanying notes to financial statements
                                       62

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (continued)

Statements of Changes in Net Assets (continued)
  For the Years Ended December 31, 2007 and 2006
  (In thousands)
                                                              PIMCO VIT
                                                        CommodityRealReturn       PIMCO VIT Emerging     PIMCO VIT Global Bond
                                                         Strategy Portfolio    Markets Bond Portfolio    Portfolio (Unhedged)
                                                      --------------------------------------------------------------------------
                                                         2007         2006        2007        2006         2007        2006
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                           $40           31          34          14            7           3
      Realized gains (losses) on investments, net               4         (16)          22          13           10           -
      Net change in unrealized appreciation
        (depreciation) on investments                         275        (118)        (23)          14           42           2
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
          from operations                                     319        (103)          33          41           59           5
                                                      --------------------------------------------------------------------------

    Contract Transactions-All Products (note 5)
      Purchase payments                                       580          880         425         289          301         173
      Transfers between funds  (note 2)                      (30)         (97)          69         285          297         172
      Surrenders and terminations, net                      (224)         (48)       (115)         (8)         (83)         (1)
      Rescissions                                             (1)         (15)         (9)           -            -           -
      Bonus                                                    23           39          16          11           11           8
      Contract maintenance charges (note 2)                     -            -           -           -            -           -
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
resulting
           from contract transactions                         348          759         386         577          526         352
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                            667          656         419         618          585         357
 Net assets at beginning of period                          1,479          823         816         198          420          63
                                                      --------------------------------------------------------------------------
 Net assets at end of period                               $2,146        1,479       1,235         816        1,005         420
                                                      --------------------------------------------------------------------------


                 See accompanying notes to financial statements
                                       63

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (continued)

Statements of Changes in Net Assets (continued)
  For the Years Ended December 31, 2007 and 2006
  (In thousands)
                                                                                                         PIMCO VIT StocksPLUS
                                                        PIMCO VIT High Yield    PIMCO VIT Real Return     Growth and Income
                                                             Portfolio                Portfolio               Portfolio
                                                      --------------------------------------------------------------------------
                                                         2007         2006        2007        2006         2007        2006
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                          $163          171         161         135           12           9
      Realized gains (losses) on investments, net              17            3        (77)         150           40          16
      Net change in unrealized appreciation
        (depreciation) on investments                       (129)           49         441       (417)         (40)          17
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
          from operations                                      51          223         525       (132)           12          42
                                                      --------------------------------------------------------------------------

    Contract Transactions-All Products (note 5)
      Purchase payments                                       328          354         870       1,395            2           1
      Transfers between funds  (note 2)                     (255)           16       (596)       (432)        (112)          17
      Surrenders and terminations, net                      (574)        (494)     (1,180)       (428)         (32)        (53)
      Rescissions                                             (1)            -        (11)        (12)            -           -
      Bonus                                                    11           14          11          69            -           -
      Contract maintenance charges (note 2)                     -          (1)         (1)         (1)            -           -
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
resulting
           from contract transactions                       (491)        (111)       (907)         591        (142)        (35)
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                          (440)          112       (382)         459        (130)           7
 Net assets at beginning of period                          3,630        3,518       6,778       6,319          323         316
                                                      --------------------------------------------------------------------------
 Net assets at end of period                               $3,190        3,630       6,396       6,778          193         323
                                                      --------------------------------------------------------------------------


                 See accompanying notes to financial statements
                                       64

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (continued)

Statements of Changes in Net Assets (continued)
  For the Years Ended December 31, 2007 and 2006
  (In thousands)
                                                       PIMCO VIT Total Return      Seligman Global       Seligman Smaller-Cap
                                                             Portfolio          Technology Portfolio       Value Portfolio
                                                      --------------------------------------------------------------------------
                                                         2007         2006        2007        2006         2007        2006
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                          $247          205           -           -         (40)        (38)
      Realized gains (losses) on investments, net            (32)            3           -           -          265         186
      Net change in unrealized appreciation
        (depreciation) on investments                         350         (72)           1           1        (165)         174
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
          from operations                                     565          136           1           1           60         322
                                                      --------------------------------------------------------------------------

    Contract Transactions-All Products (note 5)
      Purchase payments                                       955        1,571           -           -            3          11
      Transfers between funds  (note 2)                       440          263           -           -        (214)        (54)
      Surrenders and terminations, net                    (1,835)        (798)         (2)           -        (234)        (62)
      Rescissions                                             (9)        (604)           -           -            -           -
      Bonus                                                    30           24           -           -            -           1
      Contract maintenance charges (note 2)                   (1)          (1)           -           -            -           -
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
resulting
           from contract transactions                       (420)          455         (2)           -        (445)       (104)
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                            145          591         (1)           1        (385)         218
 Net assets at beginning of period                          8,883        8,292           9           8        1,964       1,746
                                                      --------------------------------------------------------------------------
 Net assets at end of period                               $9,028        8,883           8           9        1,579       1,964
                                                      --------------------------------------------------------------------------


                 See accompanying notes to financial statements
                                       65

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (continued)

Statements of Changes in Net Assets (continued)
  For the Years Ended December 31, 2007 and 2006
  (In thousands)
                                                        SP Strategic Partners
                                                           Focused Growth          SP International         Templeton Asset
                                                             Portfolio            Growth Portfolio          Strategy Fund
                                                      --------------------------------------------------------------------------
                                                         2007         2006        2007        2006         2007        2006
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                          $(9)         (10)         (8)         (2)          123          48
      Realized gains (losses) on investments, net              39           52         130          40          186          65
      Net change in unrealized appreciation
        (depreciation) on investments                          15         (62)        (55)          26        (240)          36
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
          from operations                                      45         (20)          67          64           69         149
                                                      --------------------------------------------------------------------------

    Contract Transactions-All Products (note 5)
      Purchase payments                                         6            2           8           1            -           -
      Transfers between funds  (note 2)                      (71)         (84)         213           9          (1)        (28)
      Surrenders and terminations, net                       (58)         (13)       (167)        (33)        (106)       (117)
      Rescissions                                               -            -           -           -            -           -
      Bonus                                                     -            -           -           -            -           -
      Contract maintenance charges (note 2)                     -            -           -           -            -         (1)
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
resulting
           from contract transactions                       (123)         (95)          54        (23)        (107)       (146)
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                           (78)        (115)         121          41         (38)           3
 Net assets at beginning of period                            448          563         408         367          819         816
                                                      --------------------------------------------------------------------------
 Net assets at end of period                                 $370          448         529         408          781         819
                                                      --------------------------------------------------------------------------


                 See accompanying notes to financial statements
                                       66

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (continued)

Statements of Changes in Net Assets (continued)
  For the Years Ended December 31, 2007 and 2006
  (In thousands)
                                                        Templeton Developing      Templeton Foreign        Templeton Global
                                                      Markets Securities Fund      Securities Fund      Income Securities Fund
                                                      --------------------------------------------------------------------------
                                                         2007         2006        2007        2006         2007        2006
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                           $33         (80)         113        (39)           46          62
      Realized gains (losses) on investments, net           1,829          782       2,160         628          136          80
      Net change in unrealized appreciation
        (depreciation) on investments                         438        1,336         599       3,078          133         248
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
          from operations                                   2,300        2,038       2,872       3,667          315         390
                                                      --------------------------------------------------------------------------

    Contract Transactions-All Products (note 5)
      Purchase payments                                       165        1,175         445         811          634           -
      Transfers between funds  (note 2)                   (1,016)           53       (464)         193          424        (16)
      Surrenders and terminations, net                    (1,340)      (1,265)     (2,936)     (2,128)        (443)       (497)
      Rescissions                                               -        (186)         (9)        (22)            -           -
      Bonus                                                     6           49          16          31           17           -
      Contract maintenance charges (note 2)                   (2)          (3)         (9)        (10)          (2)         (2)
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
resulting
           from contract transactions                     (2,187)        (177)     (2,957)     (1,125)          630       (515)
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                            113        1,861        (85)       2,542          945       (125)
 Net assets at beginning of period                          9,775        7,914      21,679      19,137        3,501       3,626
                                                      --------------------------------------------------------------------------
 Net assets at end of period                               $9,888        9,775      21,594      21,679        4,446       3,501
                                                      --------------------------------------------------------------------------


                 See accompanying notes to financial statements
                                       67

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (continued)

Statements of Changes in Net Assets (continued)
  For the Years Ended December 31, 2007 and 2006
  (In thousands)
                                                          Templeton Growth          Van Kampen LIT       Van Kampen LIT Growth
                                                          Securities Fund       Enterprise Portfolio     and Income Portfolio
                                                      --------------------------------------------------------------------------
                                                         2007         2006        2007        2006         2007        2006
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                        $(106)         (66)           -           -            -           -
      Realized gains (losses) on investments, net           1,750        1,220           -           -            1           1
      Net change in unrealized appreciation
        (depreciation) on investments                     (1,622)        2,370           -        (12)          (1)           1
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
          from operations                                      22        3,524           -        (12)            -           2
                                                      --------------------------------------------------------------------------

    Contract Transactions-All Products (note 5)
      Purchase payments                                     4,650        3,910           -           -            -           -
      Transfers between funds  (note 2)                   (1,125)          718           -           -            -           -
      Surrenders and terminations, net                    (2,922)      (3,046)           -           -            -           -
      Rescissions                                            (11)        (325)           -           -            -           -
      Bonus                                                   116           74           -           -            -           -
      Contract maintenance charges (note 2)                   (7)          (8)           -           -            -           -
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
resulting
           from contract transactions                         701        1,323           -           -            -           -
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                            723        4,847           -        (12)            -           2
 Net assets at beginning of period                         21,966       17,119           -          12           15          13
                                                      --------------------------------------------------------------------------
 Net assets at end of period                              $22,689       21,966           -           -           15          15
                                                      --------------------------------------------------------------------------


                 See accompanying notes to financial statements
                                       68

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (continued)

Statements of Changes in Net Assets (continued)
  For the Years Ended December 31, 2007 and 2006
  (In thousands)
                                                        Van Kampen LIT
                                                        Strategic Growth
                                                             Portfolio             Total All Funds
                                                      -------------------------------------------------
                                                         2007         2006        2007        2006
                                                      -------------------------------------------------
 Increase (decrease) in net assets:
    Operations:

      Investment income (loss), net                            $-            -         356         365

      Realized gains (losses) on investments, net               1            -      36,456      17,313
      Net change in unrealized appreciation

        (depreciation) on investments                           -          (3)    (20,223)      40,905
                                                      -------------------------------------------------
        Net increase (decrease) in net assets

          from operations                                       1          (3)      16,589      58,583
                                                      -------------------------------------------------

    Contract Transactions-All Products (note 5)

      Purchase payments                                         -            -     104,634      99,637

      Transfers between funds  (note 2)                         -            -        (83)       6,702

      Surrenders and terminations, net                        (5)            -    (97,251)    (55,693)

      Rescissions                                               -            -     (2,155)     (5,347)

      Bonus                                                     -            -       2,594       3,014

      Contract maintenance charges (note 2)                     -            -       (138)       (147)
                                                      -------------------------------------------------
        Net increase (decrease) in net assets
resulting

           from contract transactions                         (5)            -       7,601      48,166
                                                      -------------------------------------------------
 Increase (decrease) in net assets                            (4)          (3)
                                                                                    24,190     106,749

 Net assets at beginning of period                              9           12     547,998     441,249
                                                      -------------------------------------------------

 Net assets at end of period                                   $5            9     572,188     547,998
                                                      -------------------------------------------------


                 See accompanying notes to financial statements

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements
December 31, 2007

1. ORGANIZATION

     Allianz Life of New York Variable Account C (Variable Account) is a segregated investment account of Allianz Life Insurance Company of New York (Allianz Life of New York) and is registered with the Securities and Exchange Commission as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940 (as amended). The Variable Account was established by Allianz Life of New York on February 26, 1988 and commenced operations September 6, 1991. Accordingly, it is an accounting entity wherein all segregated account transactions are reflected.

     The Variable Account's assets are the property of Allianz Life of New York and are held for the benefit of the owners and other persons entitled to payments under variable annuity contracts issued through the Variable Account and underwritten by Allianz Life of New York. The assets of the Variable Account, equal to the reserves and other liabilities of the Variable Account, are not chargeable with liabilities that arise from any other business which Allianz Life of New York may conduct.

     The Variable Account's sub-accounts invest, at net asset values, in one or more of select portfolios of AIM Variable Insurance Funds, Inc., The Alger American Fund, Allianz Investment Management, LLC, LLC, Davis Variable Account Fund, Inc., Dreyfus Service Corporation, Franklin Templeton Variable Insurance Products Trust (formerly, Franklin Valuemark Funds), J.P. Morgan Series Trust II, Oppenheimer Variable Account Funds, Pacific Investment Management Company, Prudential Investments Fund Management, LLC, Seligman Portfolios, Inc., LLC, Van Kampen Life Investment Trust and William Blair & Company LLC, in accordance with the selection made by the contract owner. Not all portfolios are available as investment options for the products which comprise the Variable Account. The investment advisers and specialist manager for each portfolio is listed in the following table.

     Portfolio                                     Investment Adviser          Specialist Manager \ Adviser
     AIM V.I. Capital Appreciation Fund            AIM Advisors, Inc.          N\A
     AIM V.I. Core Equity Fund                     AIM Advisors, Inc.          N\A
     Alger American Growth Portfolio               Fred Alger Management, Inc. N\A
     Alger American Leveraged AllCap Portfolio     Fred Alger Management, Inc. N\A
     Alger American MidCap Growth Portfolio        Fred Alger Management, Inc. N\A
     Alger American Small Capitalization Portfolio Fred Alger Management, Inc. N\A
     AZL AIM International Equity Fund *+          Allianz Investment          A I M Capital Management, Inc.
                                                   Management, LLC
     AZL Columbia Technology Fund *+               Allianz Investment          Columbia Management Advisors,
                                                   Management, LLC             LLC
     AZL Davis NY Venture Fund *+                  Allianz Investment          Davis Selected Advisers, L.P.
                                                   Management, LLC
     AZL Dreyfus Founders Equity Growth Fund *+    Allianz Investment          Founders Asset Management, LLC
                                                   Management, LLC
     AZL Dreyfus Premier Small Cap Value Fund *+   Allianz Investment          The Dreyfus Corporation
                                                   Management, LLC
     AZL First Trust Target Double Play Fund       Allianz Investment          First Trust, Inc.
                                                   Management, LLC
     AZL Franklin Small Cap Value Fund *+          Allianz Investment          Franklin Advisory Services LLC
                                                   Management, LLC
     AZL Fusion Balanced Fund +                    Allianz Investment          Allianz Investment Management,
                                                   Management, LLC             LLC
     AZL Fusion Growth Fund +                      Allianz Investment          Allianz Investment Management,
                                                   Management, LLC             LLC
     AZL Fusion Moderate Fund +                    Allianz Investment          Allianz Investment Management,
                                                   Management, LLC             LLC
     AZL Jennison 20/20 Focus Fund *+              Allianz Investment          Jennison Associates LLC
                                                   Management, LLC
     AZL Jennison Growth Fund *+                   Allianz Investment          Jennison Associates LLC
                                                   Management, LLC
     AZL Legg Mason Growth Fund *+                 Allianz Investment          Legg Mason Funds Management,
                                                   Management, LLC             Inc.
     AZL Legg Mason Value Fund *+                  Allianz Investment          Legg Mason Funds Management,
                                                   Management, LLC             Inc.
     AZL LMP Large Cap Growth Fund *+              Allianz Investment          Legg Mason Funds Management,
                                                   Management, LLC             Inc.
     AZL Money Market Fund *+                      Allianz Investment          Prudential Investment
                                                   Management, LLC             Management, Inc.
     AZL NACM International Fund                   Allianz Investment          Nicholas Applegate Management,
                                                   Management, LLC             Inc.
     AZL Neuberger Berman Regency Fund *+          Allianz Investment          Neuberger Berman Management Inc.
                                                   Management, LLC
     AZL OCC Opportunity Fund *+                   Allianz Investment          Oppenheimer Capital, LLC
                                                   Management, LLC
     AZL OCC Value Fund *+                         Allianz Investment          Oppenheimer Capital, LLC
                                                   Management, LLC
     AZL Oppenheimer Global Fund *+                Allianz Investment          OppenheimerFunds, Inc.
                                                   Management, LLC
     AZL Oppenheimer International Growth Fund *+  Allianz Investment          OppenheimerFunds, Inc.
                                                   Management, LLC
     AZL Oppenheimer Main Street Fund *+           Allianz Investment          OppenheimerFunds, Inc.
                                                   Management, LLC
     AZL PIMCO Fundamental IndexPLUS Total Return  Allianz Investment          Pacific Investment Management
     Fund *+                                       Management, LLC             Company


                                       70

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements (continued)
December 31, 2007


     1. ORGANIZATION (continued)

     Portfolio                                  Investment Adviser                 Specialist Manager \ Adviser

     AZL S&P 500 Index Fund                     Allianz Investment Management, LLC The Dreyfus Corporation
     AZL Schroder Emerging Markets Equity Fund  Allianz Investment Management, LLC Schroder Management
     CL 1
     AZL Schroder Emerging Markets Equity Fund  Allianz Investment Management, LLC Schroder Management
     CL 2
     AZL Schroder International Small Cap Fund  Allianz Investment Management, LLC Schroder Management
     AZL Small Cap Stock Index Fund             Allianz Investment Management, LLC The Dreyfus Corporation
     AZL TargetPLUS Balanced Fund               Allianz Investment Management, LLC The Dreyfus Corporation
     AZL TargetPLUS Equity Fund                 Allianz Investment Management, LLC The Dreyfus Corporation
     AZL TargetPLUS Growth Fund                 Allianz Investment Management, LLC The Dreyfus Corporation
     AZL TargetPLUS Moderate Fund               Allianz Investment Management, LLC The Dreyfus Corporation
     AZL Turner Quantitative Small Cap Growth   Allianz Investment Management, LLC Turner Investment Partners
     Fund
     AZL Van Kampen Comstock Fund *+            Allianz Investment Management, LLC Van Kampen Asset Management,
                                                                                   Inc.
     AZL Van Kampen Equity and Income Fund *+   Allianz Investment Management, LLC Van Kampen Asset Management,
                                                                                   Inc
     AZL Van Kampen Global Franchise Fund *+    Allianz Investment Management, LLC Van Kampen Asset Management,
                                                                                   Inc
     AZL Van Kampen Global Real Estate Fund *+  Allianz Investment Management, LLC Van Kampen Asset Management,
                                                                                   Inc
     AZL Van Kampen Growth and Income Fund  *+  Allianz Investment Management, LLC Van Kampen Asset Management,
                                                                                   Inc.
     AZL Van Kampen Mid Cap Growth Fund *+      Allianz Investment Management, LLC Van Kampen Investment
                                                                                   Advisory Corp.
     Davis VA Financial Portfolio               Davis Selected Advisers, LP        N\A
     Davis VA Real Estate Portfolio             Davis Selected Advisers, LP        N\A
     Davis VA Value Portfolio                   Davis Selected Advisers, LP        N\A
     Dreyfus IP Small Cap Stock Index           The Dreyfus Corporation            N\A
     Portfolio *
     Dreyfus Stock Index Fund *                 The Dreyfus Corporation            N\A
     Franklin Global Communications Securities  Franklin Advisers, Inc.            N\A
     Fund *
     Franklin Growth and Income Securities      Franklin Advisers, Inc.            N\A
     Fund *
     Franklin High Income Securities Fund *     Franklin Advisers, Inc.            N\A
     Franklin Income Securities Fund *          Franklin Advisers, Inc.            N\A
     Franklin Large Cap Growth Securities Fund* Franklin Advisers, Inc.            N\A
     Franklin Money Market Fund *               Franklin Advisers, Inc.            N\A
     Franklin Real Estate Fund *                Franklin Advisers, Inc.            N\A
     Franklin Rising Dividends Securities Fund* Franklin Advisory Services, LLC    N\A
     Franklin Small Cap Value Securities Fund * Franklin Advisory Services, LLC    N\A
     Franklin Small-Mid Cap Growth Securities   Franklin Advisers, Inc.            N\A
     Fund *
     Franklin Templeton VIP Founding Funds      Franklin Advisers, Inc.            N\A
     Allocation Fund
     Franklin U.S. Government Fund *            Franklin Advisory Services, LLC    N\A
     Franklin Zero Coupon 2010 Fund             Franklin Advisers, Inc.            N\A
     J.P. Morgan International Opportunities    J.P. Morgan Investment Management  N\A
     Portfolio                                  Inc.
     J.P. Morgan U.S. Large Cap Core Equity     J.P. Morgan Investment Management  N\A
     Portfolio                                  Inc.
     Jennison 20/20 Focus Portfolio *           Prudential Investments Fund        N/A
                                                Management, LLC
     Mutual Discovery Securities Fund *         Franklin Mutual Advisers, LLC      N\A
     Mutual Shares Securities Fund *            Franklin Mutual Advisers, LLC      N\A
     OpCap Mid Cap Portfolio                    OpCap Advisors, LLC                N\A
     Oppenheimer Global Securities Fund/VA      OppenheimerFunds, Inc.             N\A
     Oppenheimer High Income Fund/VA            OppenheimerFunds, Inc.             N\A
     Oppenheimer Main Street Fund/VA            OppenheimerFunds, Inc.             N\A
     PIMCO VIT All Asset Portfolio +            Pacific Investment Management      N\A
                                                Company
     PIMCO VIT CommodityRealReturn Strategy     Pacific Investment Management      N\A
     Portfolio +                                Company
     PIMCO VIT Emerging Markets Bond Portfolio+ Pacific Investment Management      N\A
                                                Company


                                       71

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements (continued)
December 31, 2007

1.   ORGANIZATION (continued)

     Portfolio                                  Investment Adviser                   Specialist Manager \ Adviser

     PIMCO VIT Global Bond Portfolio (Unhedged)+Pacific Investment Management        N\A
                                                Company
     PIMCO VIT High Yield Portfolio +           Pacific Investment Management        N\A
                                                Company
     PIMCO VIT Real Return Portfolio +          Pacific Investment Management        N\A
                                                Company
     PIMCO VIT StocksPLUS Growth and Income     Pacific Investment Management        N\A
     Portfolio +                                Company
     PIMCO VIT Total Return Portfolio +         Pacific Investment Management        N\A
                                                Company
     Seligman Global Technology Portfolio       J & W Seligman & Co. Inc.            N\A
     Seligman Smaller-Cap Value Portfolio       J & W Seligman & Co. Inc.            N\A
     SP Strategic Partners Focused Growth       Prudential Investments Fund          N\A
     Portfolio *                                Management , LLC
     SP International Growth Portfolio *        William Blair & Company, LLC         N\A
     Templeton Asset Strategy Fund *            Templeton Global Advisors Limited    N\A
     Templeton Developing Markets Securities    Templeton Asset Management Ltd.      N\A
     Fund *
     Templeton Foreign Securities Fund *        Franklin Advisers, Inc.              N\A
     Templeton Global Income Securities Fund *  Franklin Advisers, Inc.              N\A
     Templeton Growth Securities Fund *         Templeton Global Advisors Limited    N\A
     Van Kampen LIT Enterprise Portfolio        Van Kampen Asset Management, Inc.    N\A
     Van Kampen LIT Growth and Income Portfolio Van Kampen Asset Management, Inc.    N\A
     Van Kampen LIT Strategic Growth Portfolio* Van Kampen Asset Management, Inc.    N\A

    *   Portfolio contains class 2 shares which assess 12b-1 fees.
    + The investment adviser of this fund is an affiliate of Allianz Life of New York and is paid an investment management fee by the fund.

2. SIGNIFICANT ACCOUNTING POLICIES

     Use of Estimates

     The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     Investments

     Investments of the Variable Account are valued each day the markets are open at fair value using net asset values provided by the investment advisers of the portfolios after the 4 PM Eastern market close.

     Realized investment gains include realized gain distributions received from the respective portfolios and gains on the sale of portfolio shares as determined by the average cost method. Realized gain distributions are reinvested in the respective portfolios. Dividend distributions received from the portfolios are reinvested in additional shares of the portfolios and are recorded as income to the Variable Account on the ex-dividend date.

     A Flexible Fixed Account investment option and a Dollar Cost Averaging Fixed Account investment option are available to deferred annuity contract owners. These accounts are comprised of equity and fixed income investments which are part of the general assets of Allianz Life of New York. The liabilities of the Fixed Account, including the guaranteed minimum rate of return on the Fixed Account of 3%, are part of the general obligations of Allianz Life of New York and are not included in the Variable Account.

     Certain of the sub-accounts invest in Investment Options that invest in various forms of fixed income securities, including mortgage backed securities. These types of securities may present a variety of potential risks, including credit risk, extension and prepayment risk, and interest rate risk. Recently, certain types of mortgage backed securities, such as structured investment vehicles (SIVs), subprime mortgage backed bonds, and commercial paper backed by mortgage backed securities have experienced losses as a result of defaults on underlying mortgages and a lack of liquidity. These securities have also been subject to price declines resulting from lack of a trading market for the securities. As a result of the lack of liquidity, it is possible that certain securities may become more difficult to value. It is possible that these types of securities may continue to experience price declines as a result of defaults and lack of liquidity.

     Available investment options, including the date the investment option was available for each product, as of December 31, 2007 are listed in the following table.

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements (continued)
December 31, 2007

                                           Allianz     Allianz     Allianz         Allianz      Allianz     Allianz
  Portfolio                               Advantage  Charter II NY High Five NY  Opportunity  Valuemark II   Vision

  AZL AIM International Equity Fund        5/1/2002    5/3/2004    3/19/2007      10/4/2002     N/A         5/1/2007
  AZL Columbia Technology Fund             11/5/2001   5/3/2004    3/19/2007      10/4/2002     11/5/2001   5/1/2007
  AZL Davis NY Venture Fund                11/15/2001  5/3/2004    3/19/2007      3/8/2004      3/8/2004    5/1/2007
  AZL Dreyfus Founders Equity Growth Fund  11/15/2001  5/3/2004    3/19/2007      3/8/2004      3/8/2004    5/1/2007
  AZL Dreyfus Premier Small Cap Value Fund 5/3/2004    5/3/2004    3/19/2007      5/3/2004      N/A         5/1/2007
  AZL First Trust Target Double Play Fund  12/28/2006  12/28/2006  3/19/2007      12/28/2006    12/28/2006  12/28/2006
  AZL Franklin Small Cap Value Fund        5/1/2003    5/3/2004    3/19/2007      5/1/2003      N/A         5/1/2007
  AZL Fusion Balanced Fund                 5/2/2005    5/2/2005    3/19/2007      5/2/2005      N/A         5/1/2007
  AZL Fusion Growth Fund                   5/2/2005    5/2/2005    3/19/2007      5/2/2005      N/A         5/1/2007
  AZL Fusion Moderate Fund                 5/2/2005    5/2/2005    3/19/2007      5/2/2005      N/A         5/1/2007
  AZL Jennison 20/20 Focus Fund            5/2/2005    5/2/2005    3/19/2007      5/2/2005      N/A         5/1/2007
  AZL Jennison Growth Fund                 5/2/2005    5/2/2005    3/19/2007      5/2/2005      N/A         5/1/2007
  AZL Legg Mason Growth Fund               5/1/2002    5/3/2004    3/19/2007      10/4/2002     N/A         5/1/2007
  AZL Legg Mason Value Fund                11/5/2001   5/3/2004    3/19/2007      10/4/2002     11/5/2001   5/1/2007
  AZL LMP Large Cap Growth Fund            5/1/2002    5/3/2004    3/19/2007      10/4/2002     N/A         5/1/2007
  AZL Money Market Fund                    1/22/2001   5/3/2004    3/19/2007      10/4/2002     11/5/2001   5/1/2007
  AZL NACM International Fund              5/1/2007    5/1/2007    3/19/2007      5/1/2007      5/1/2007    5/1/2007
  AZL Neuberger Berman Regency Fund        5/1/2006    5/1/2006    3/19/2007      5/1/2006      5/1/2006    5/1/2007
  AZL OCC Opportunity Fund                 5/1/2002    5/3/2004    3/19/2007      10/4/2002     N/A         5/1/2007
  AZL OCC Value Fund                       11/5/2001   5/3/2004    3/19/2007      10/4/2002     11/5/2001   5/1/2007
  AZL Oppenheimer Global Fund              5/3/2004    5/3/2004    3/19/2007      5/3/2004      N/A         5/1/2007
  AZL Oppenheimer International Growth Fund3/8/2004    5/3/2004    3/19/2007      3/8/2004      3/8/2004    5/1/2007
  AZL Oppenheimer Main Street Fund         5/3/2004    5/3/2004    3/19/2007      5/3/2004      N/A         5/1/2007
  AZL PIMCO Fundamental IndexPLUS Total
    Return Fund                            5/1/2006    5/1/2006    3/19/2007      5/1/2006      5/1/2006    5/1/2007
  AZL S&P 500 Index Fund                   5/1/2007    5/1/2007    3/19/2007      5/1/2007      5/1/2007    5/1/2007
  AZL Schroder Emerging Markets Equity Fund5/1/2006    5/1/2006    3/19/2007      5/1/2006      5/1/2006    5/1/2007
  AZL Schroder International Small Cap Fund5/1/2007    5/1/2007    3/19/2007      5/1/2007      5/1/2007    5/1/2007
  AZL Small Cap Stock Index Fund           5/1/2007    5/1/2007    3/19/2007      5/1/2007      5/1/2007    5/1/2007
  AZL TargetPLUS Balanced Fund             5/1/2007    5/1/2007    3/19/2007      5/1/2007      5/1/2007    5/1/2007
  AZL TargetPLUS Equity Fund               5/1/2007    5/1/2007    3/19/2007      5/1/2007      5/1/2007    5/1/2007
  AZL TargetPLUS Growth Fund               5/1/2007    5/1/2007    3/19/2007      5/1/2007      5/1/2007    5/1/2007
  AZL TargetPLUS Moderate Fund             5/1/2007    5/1/2007    3/19/2007      5/1/2007      5/1/2007    5/1/2007
  AZL Turner Quantitative Small Cap
    Growth Fund                            5/2/2005    5/2/2005    3/19/2007      5/2/2005      N/A         5/1/2007
  AZL Van Kampen Comstock Fund             5/1/2001    5/3/2004    3/19/2007      10/4/2002     5/1/2001    5/1/2007
  AZL Van Kampen Equity and Income Fund    5/3/2004    5/3/2004    3/19/2007      5/3/2004      N/A         5/1/2007
  AZL Van Kampen Global Franchise Fund     5/1/2003    5/3/2004    3/19/2007      5/3/2004      N/A         5/1/2007
  AZL Van Kampen Global Real Estate Fund   5/1/2006    5/1/2006    3/19/2007      5/1/2006      5/1/2006    5/1/2007
  AZL Van Kampen Growth and Income Fund    5/1/2001    5/3/2004    3/19/2007      10/4/2002     5/1/2001    5/1/2007
  AZL Van Kampen Mid Cap Growth Fund       5/1/2001    5/3/2004    3/19/2007      10/4/2002     5/1/2001    5/1/2007
  Davis VA Financial Portfolio             11/5/2001   5/3/2004    3/19/2007      10/4/2002     N/A         5/1/2007
  Franklin Global Communications
   Securities Fund                         1/22/2001   5/3/2004   3/19/2007       10/4/2002     9/6/1991    5/1/2007


                                       73

 ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements (continued)
December 31, 2007

                                           Allianz     Allianz     Allianz         Allianz      Allianz     Allianz
  Portfolio                               Advantage  Charter II NY High Five NY  Opportunity  Valuemark II   Vision

  Franklin High Income Fund                1/22/2001   5/3/2004    3/19/2007      10/4/2002     9/6/1991    5/1/2007
  Franklin Templeton VIP Founding
   Funds Allocation Fund                   9/25/2007   9/25/2007   3/19/2007      9/25/2007     9/25/2007   9/25/2007
  Franklin U.S. Government Fund            1/22/2001   5/3/2004    3/19/2007      10/4/2002     9/6/1991    5/1/2007
  Franklin Zero Coupon 2010 Fund           11/5/2001   5/3/2004    3/19/2007      10/4/2002     9/6/1991    5/1/2007
  Mutual Discovery Securities Fund         1/22/2001   5/3/2004    3/19/2007      10/4/2002     11/8/1996   5/1/2007
  Mutual Shares Securities Fund            1/22/2001   5/3/2004    3/19/2007      10/4/2002     11/8/1996   5/1/2007
  OpCap Mid Cap Portfolio                  5/1/2006    5/1/2006    3/19/2007      5/1/2006      5/1/2006    5/1/2007
  PIMCO VIT All Asset Portfolio            5/3/2004    5/3/2004    3/19/2007      5/3/2004      N/A         5/1/2007
  PIMCO VIT CommodityRealReturn
   Strategy Portfolio                      5/2/2005    5/2/2005    3/19/2007      5/2/2005      N/A         5/1/2007
  PIMCO VIT Emerging Markets Bond
   Portfolio                               5/2/2005    5/2/2005    3/19/2007      5/2/2005      N/A         5/1/2007
  PIMCO VIT Global Bond Portfolio
  (Unhedged)                               5/2/2005    5/2/2005    3/19/2007      5/2/2005      N/A         5/1/2007
  PIMCO VIT High Yield Portfolio           1/22/2001   5/3/2004    3/19/2007      10/4/2002     11/5/2001   5/1/2007
  PIMCO VIT Real Return Portfolio          5/1/2003    5/3/2004    3/19/2007      5/1/2003      N/A         5/1/2007
  PIMCO VIT Total Return Portfolio         1/22/2001   5/3/2004    3/19/2007      10/4/2002     11/5/2001   5/1/2007
  Templeton Global Income Securities Fund  11/5/2001   5/3/2004    3/19/2007      10/4/2002     1/24/1992   5/1/2007
  Templeton Growth Securities Fund         11/5/2001   5/3/2004    3/19/2007      10/4/2002     7/31/1994   5/1/2007

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements (continued)
December 31, 2007

2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     Investments (continued)

     For the Years Ended December 31, 2007 and 2006, several portfolios were closed to new money. The portfolio names and effective date of the closures are summarized in the following table.


     Portfolio                                              Date Closed
     Franklin Real Estate Fund                              May 1, 2006
     Franklin Rising Dividends Securities Fund              May 1, 2006
     Franklin Small-Mid Cap Growth Securities Fund          May 1, 2006
     Templeton Developing Markets Securities Fund           May 1, 2006


     For the Years Ended December 31, 2007 and 2006, several portfolios merged. The portfolio names and effective date of the mergers are summarized in the following table.



     Closed Portfolio                                 Receiving Portfolio                              Date Merged
     AIM V.I. Premier Equity Fund                     AIM V.I. Core Equity Fund                        May 1, 2006
     AIM V.I. Growth Fund                             AIM V.I. Capital Appreciation Fund               May 1, 2006
     AZL Aim Basic Value Fund                         AZL Van Kampen Comstock Fund                     September 21, 2007
     AZL Van Kampen Strategic Equity Growth Fund      AZL Dreyfus Founders Equity Growth Fund          September 21, 2007
     AZL OCC Renaissance Fund                         AZL OCC Value Fund                               September 21, 2007
     AZL Van Kampen Aggressive Growth Fund            AZL Van Kampen Mid Cap Growth Fund               September 21, 2007


     For the Years Ended December 31, 2007 and 2006, several portfolios changed their name as summarized, with the effective date of the change, in the following table.


     Current Portfolio                                  Prior Portfolio Name                          Effective Date
     AZL AIM Basic Value Fund                           USAZ AIM Basic Value Fund                     May 1, 2006
     AZL AIM International Equity Fund                  USAZ AIM International Equity Fund            May 1, 2006
     AZL Davis NY Venture Fund                          USAZ Davis NY Venture Fund                    May 1, 2006
     AZL Dreyfus Founders Equity Growth Fund            USAZ Dreyfus Founders Equity Growth Fund      May 1, 2006
     AZL Dreyfus Premier Small Cap Value Fund           USAZ Dreyfus Premier Small Cap Value Fund     May 1, 2006
     AZL Franklin Small Cap Value Fund                  USAZ Franklin Small Cap Value Fund            May 1, 2006
     AZL Fusion Balance Fund                            USAZ Fusion Balance Fund                      May 1, 2006
     AZL Fusion Growth Fund                             USAZ Fusion Growth Fund                       May 1, 2006
     AZL Fusion Moderate Fund                           USAZ Fusion Moderate Fund                     May 1, 2006
     AZL Jennison 20/20 Focus Fund                      USAZ Jennison 20/20 Focus Fund                May 1, 2006
     AZL Jennison Growth Fund                           USAZ Jennison Growth Fund                     May 1, 2006
     AZL Legg Mason Growth Fund                         USAZ Legg Mason Growth Fund                   May 1, 2006
     AZL Legg Mason Value Fund                          USAZ Legg Mason Value Fund                    May 1, 2006
     AZL Money Market Fund                              USAZ Money Market Fund                        May 1, 2006
     AZL OCC Renaissance Fund                           USAZ OCC Renaissance Fund                     May 1, 2006
     AZL OCC Value Fund                                 USAZ OCC Value Fund                           May 1, 2006
     AZL Oppenheimer Emerging Growth Fund               USAZ Oppenheimer Emerging Growth Fund         May 1, 2006
     AZL Oppenheimer Emerging Technologies Fund         USAZ Oppenheimer Emerging Technologies Fund   May 1, 2006
     AZL Oppenheimer Global Fund                        USAZ Oppenheimer Global Fund                  May 1, 2006



                                       75

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements (continued)
December 31, 2007


2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     Investments (continued)

     AZL Oppenheimer International Growth Fund          USAZ Oppenheimer International Growth Fund    May 1, 2006
     AZL Oppenheimer Main Street Fund                   USAZ Oppenheimer Main Street Fund             May 1, 2006
     AZL Salomon Brothers Large Cap Growth Fund         USAZ Salomon Brothers Large Cap Growth Fund   May 1, 2006
     AZL Salomon Brothers Small Cap Growth Fund         USAZ Salomon Brothers Small Cap Growth Fund   May 1, 2006
     AZL Van Kampen Aggressive Growth Fund              USAZ Van Kampen Aggressive Growth Fund        May 1, 2006
     AZL Van Kampen Comstock Fund                       USAZ Van Kampen Comstock Fund                 May 1, 2006
     AZL Van Kampen Emerging Growth Fund                USAZ Van Kampen Emerging Growth Fund          May 1, 2006
     AZL Van Kampen Equity and Income Fund              USAZ Van Kampen Equity and Income Fund        May 1, 2006
     AZL Van Kampen Global Franchise Fund               USAZ Van Kampen Global Franchise Fund         May 1, 2006
     AZL Van Kampen Growth and Income Fund              USAZ Van Kampen Growth and Income Fund        May 1, 2006
     AZL Van Kampen Mid Cap Growth Fund                 USAZ Van Kampen Mid Cap Growth Fund           May 1, 2006
     AZL Columbia Technology Fund                       AZL Oppenheimer Emerging Technologies Fund    July 7, 2006
     AZL OCC Opportunity Fund                           AZL Oppenheimer Emerging Growth Fund          August 28, 2006
     AZL LMP Large Cap Growth Fund                      AZL Salomon Brothers Large Cap Growth Fund    September 26, 2006
     AZL LMP Small Cap Growth Fund                      AZL Salomon Brothers Small Cap Growth Fund    September 26, 2006
     AZL Van Kampen Strategic Growth Fund               AZL Van Kampen Emerging Growth Fund           November 5, 2006
     AZL Turner Quantitative Small Cap Growth Fund      AZL LMP Small Cap Growth Fund                 June 26, 2007
     AZL Schroder Emerging Markets Equity Fund CL 2     AZL Oppenheimer Developing Markets Fund       December 7, 2007

     Contracts in Annuity Payment Period

     Annuity reserves are computed for currently payable contracts according to the 1983 and 2000 Individual Annuity Mortality Tables, using an assumed investment return (AIR) equal to the AIR of the specific contracts, either 3%, 4.5% or 5%. Charges to annuity reserves for mortality and risk expense are reimbursed to Allianz Life of New York if the reserves required are less than originally estimated. If additional reserves are required, Allianz Life of New York reimburses the account.

     Premium Bonus

     A premium bonus is awarded to the contract owner of the Allianz Opportunity product at the time of deposit. The bonus credited is 6% of the purchase payment.

     Expenses

     Asset Based Expenses

     A mortality and expense risk charge and an administrative charge are deducted from the Variable Account based on invested assets. The charges, on an annual basis, are summarized in the following table.

     Contract                                          Mortality and Expense                  Administrative
                                                            Risk Charge                           Charge
     Allianz Advantage - Option 1                              1.34%                              0.15%
     Allianz Advantage - Option 2                              1.50%                              0.15%
     Allianz Advantage - Option 3                              1.70%                              0.15%
     Allianz Advantage - Option 4                              1.70%                              0.15%
     Allianz Advantage - Option 5                              1.85%                              0.15%
     Allianz Advantage - Option 6                              2.20%                              0.15%
     Allianz Advantage - Option 7                              2.35%                              0.15%
     Allianz Charter II - NY - Option 1                        1.75%                              0.00%
     Allianz Charter II - NY - Option 2                        1.95%                              0.00%
     Allianz Charter II - NY - Option 3                        1.95%                              0.00%
     Allianz Charter II - NY - Option 4                        2.10%                              0.00%
     Allianz Charter II - NY - Option 5                        2.45%                              0.00%
     Allianz Charter II - NY - Option 6                        2.60%                              0.00%
     Allianz Opportunity - Option 1                            1.90%                              0.00%
     Allianz Opportunity - Option 2                            2.10%                              0.00%
     Allianz Opportunity - Option 3                            2.10%                              0.00%
     Allianz Opportunity - Option 4                            2.25%                              0.00%
     Allianz Opportunity - Option 5                            2.60%                              0.00%
     Allianz Opportunity - Option 6                            2.75%                              0.00%
     Allianz Valuemark II                                      1.25%                              0.15%
     Allianz Valuemark IV                                      1.34%                              0.15%
     Allianz Vision Bonus - Option 1                           1.90%                              0.15%
     Allianz Vision Bonus - Option 2                           2.20%                              0.15%
     Allianz Vision Bonus - Option 3                           2.60%                              0.15%
     Allianz Vision Bonus - Option 4                           2.90%                              0.15%
     Allianz Vision Bonus - Option 5                           2.75%                              0.15%
     Allianz Vision B - Option 6                               3.05%                              0.15%
     Allianz Vision B - Option 1                               1.40%                              0.15%
     Allianz Vision B - Option 2                               1.70%                              0.15%
     Allianz Vision B - Option 3                               2.10%                              0.15%
     Allianz Vision B - Option 4                               2.40%                              0.15%
     Allianz Vision B - Option 5                               2.25%                              0.15%
     Allianz Vision B - Option 6                               2.55%                              0.15%
     Allianz Vision L - Option 1                               1.65%                              0.15%
     Allianz Vision L- Option 2                                1.95%                              0.15%
     Allianz Vision L- Option 3                                2.35%                              0.15%
     Allianz Vision L- Option 4                                2.65%                              0.15%
     Allianz Vision L- Option 5                                2.50%                              0.15%
     Allianz Vision L- Option 6                                2.80%                              0.15%

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements (continued)
December 31, 2007

The M&E charge and administrative charge for Allianz Advantage can be summarized as follows:

The Advantage Original Contract was available from January 2001 to February 19, 2004 (Original Contract). For Original Contracts without an Enhanced Death Benefit (EDB) endorsement the death benefit is equal to the contract value. For Original Contracts with an EDB endorsement if the owner was age 80 or older at issue the death benefit is the greater of contract value, or total purchase payments less withdrawals. For Original Contracts with an EDB endorsement if the owner was age 79 or younger at issue the death benefit is the contract value or the greater of: a) total purchase payments less withdrawals, or b) the highest contract anniversary value.

The currently offered Contract replaced the Original Contract beginning in February 20004. The currently offered Contract automatically provides a Traditional Guaranteed Minimum Death Benefit (Traditional GMDB) where the death benefit is based on the greater of contract value or total purchase payments adjusted for partial withdrawals. For an additional charge, the owner can instead elect either the optional Enhanced Guaranteed Minimum Death Benefit (Enhanced GMDB) where the death benefit is the greater of the current contract value or the highest contract anniversary value.

Currently offered contracts also offer a choice of either the Traditional Guaranteed Benefit Package (Traditional GBP) or the Enhanced Guaranteed Benefit Package (Enhanced GBP) for an additional charge. The GBPs include a Guaranteed Minimum Income Benefit (GMIB) and a Guaranteed Partial Withdrawal Benefit
(GPWB). The GBPs provide guarantees on future income that can be accessed through partial withdrawals under the GPWB or through annuity payments under the GMIB. Under the Traditional GBP income is based on total purchase payments adjusted for partial withdrawals. Under the Enhanced GBP income is based on the greater of: a) the highest contract anniversary value, or b) total purchase payments adjusted for partial withdrawals increased annually by 7%. For Advantage Contracts issued from February 19, 2004 to April 28, 2007 income under the Enhanced GBP is based on the greater of: a) the highest contract anniversary value, or b) total purchase payments adjusted for partial withdrawals increased annually by either 3% or 5%.

                                                               Charges
                               Currently Currently
                                                   offered       offered Contract      Currently offered
  (includes a 0.15%             Original          Contract           with the          Contract with the
  administrative charge)        Contract        without a GBP     Traditional GBP        Enhanced GBP
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
                                 1.49%                -                  -                     -

Traditional GMDB                   -                1.65%               1.85%                 2.35%

 Enhanced GMDB                      -               1.85%               2.00%                 2.50%


                                       78



2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

      Expenses (continued)

The M&E charge for Allianz Charter II can be summarized as follows:

The Charter II contract automatically provides a Traditional Guaranteed Minimum
Death Benefit (Traditional GMDB) where the death benefit is based on the greater of contract value or total purchase payments adjusted for partial withdrawals.
For an additional charge, the owner can instead elect either the optional
Enhanced Guaranteed Minimum Death Benefit (Enhanced GMDB) where the death benefit is the greater of the current contract value or the highest contract anniversary value.

Charter II contracts also offer a choice of either the Traditional Guaranteed
Benefit Package (Traditional GBP) or the Enhanced Guaranteed Benefit Package
(Enhanced GBP) for an additional charge. The GBPs include a Guaranteed Minimum
Income Benefit (GMIB) and a Guaranteed Partial Withdrawal Benefit (GPWB). The
GBPs provide guarantees on future income that can be accessed through partial withdrawals under the GPWB or through annuity payments under the GMIB. Under the Traditional GBP income is based on total purchase payments adjusted for partial withdrawals. Under the Enhanced GBP income is based on the greater of: a) the highest contract anniversary value, or b) total purchase payments adjusted for partial withdrawals increased annually by 7%. For Charter II contracts issued from February 19, 2004 to April 28, 2007 income under the Enhanced GBP is based on the greater of: a) the highest contract anniversary value, or b) total purchase payments adjusted for partial withdrawals increased annually by either
3% or 5%.

                                                      Charges
                                                Contracts with
                                Contracts       the Traditional     Contracts with the
                              without a GBP           GBP              Enhanced GBP
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Traditional GMDB                  1.75%               1.95%                 2.45%

 Enhanced GMDB                    1.95%               2.10%                 2.60%

The M&E charge for Allianz High 5 New York can be summarized as follows:

The Allianz High 5 New York Contract automatically provides a Traditional
Guaranteed Minimum Death Benefit (Traditional GMDB) where the death benefit is based on the greater of contract value or total purchase payments adjusted for partial withdrawals. For an additional charge, the owner can instead elect the optional Enhanced Guaranteed Minimum Death Benefit (Enhanced GMDB) where the death benefit is the greater of: a) current contract value, b) total purchase payments adjusted for partial withdrawals, or c) the highest contract anniversary value.

Allianz High 5 New York also automatically provides Living Guarantees unless the owner elects otherwise at Contract issue. The Living Guarantees include the Guaranteed Account Value Benefit (GAV Benefit), and the Guaranteed Withdrawal
Benefit (GWB). There are no additional fees or charges associated with the Living Guarantees. However, we monitor the Contract Value daily and systematically transfer amounts between the selected Investment Options and the Fixed Period Accounts (FPAs) to support the Living Guarantees.

The GAV Benefit guarantees that beginning on your fifth Contract Anniversary, and on each subsequent Contract Anniversary until the Contract terminates or you begin receiving Annuity Payments, your Contract Value will be at least equal to an amount we call the Guaranteed Account Value (GAV) from five years ago, reduced by subsequent withdrawals. The GAV is initially equal to the Purchase
Payments received within 90 days of Contract issue. The GAV is recalculated on each Contract Anniversary to equal the greater of: a) the previous GAV adjusted for subsequent Purchase Payments and partial withdrawals, or b) the current
Contract Value. The GAV Benefit does not provide any protection until the fifth and subsequent Contract Anniversaries, and does not lock in any investment gains until at least five years after they occur. The GWB guarantees a minimum level of income through partial withdrawals.


Traditional GMDB                       1.25%

Enhanced GMDB                          1.45%


                                       79

2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

      Expenses (continued)

The M&E charge for Allianz Opportunity can be summarized as follows:

The Opportunity contract automatically provides a Traditional Guaranteed Minimum
Death Benefit (Traditional GMDB) where the death benefit is based on the greater of contract value or total purchase payments adjusted for partial withdrawals.
For an additional charge, the owner can instead elect either the optional
Enhanced Guaranteed Minimum Death Benefit (Enhanced GMDB) where the death benefit is the greater of the current contract value or the highest contract anniversary value.

Currently offered contracts also offer a choice of either the Traditional
Guaranteed Benefit Package (Traditional GBP) or the Enhanced Guaranteed Benefit
Package (Enhanced GBP) for an additional charge. The GBPs include a Guaranteed
Minimum Income Benefit (GMIB) and a Guaranteed Partial Withdrawal Benefit
(GPWB). The GBPs provide guarantees on future income that can be accessed through partial withdrawals under the GPWB or through annuity payments under the GMIB. Under the Traditional GBP income is based on total purchase payments adjusted for partial withdrawals. Under the Enhanced GBP income is based on the greater of: a) the highest contract anniversary value, or b) total purchase payments adjusted for partial withdrawals increased annually by 7%. For
Opportunity contracts issued from February 19, 2004 to April 28, 2007 income under the Enhanced GBP is based on the greater of: a) the highest contract anniversary value, or b) total purchase payments adjusted for partial withdrawals increased annually by either 3% or 5%.

                                                      Charges
                                                Contracts with
                                Contracts       the Traditional     Contracts with the
                              without a GBP           GBP              Enhanced GBP
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Traditional GMDB                  1.90%               2.10%                 2.60%

 Enhanced GMDB                    2.10%               2.25%                 2.75%

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements (continued)
December 31, 2007


2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

      Expenses (continued)

The M&E charge and administrative charge for Valuemark II can be summarized as follows:

The Valuemark II contract was available from September 1991 to August 1998. Valuemark II contracts provided a death benefit of the greater of: a) total purchase payments less withdrawals, or b) the highest contract value from any fifth contract anniversary.

  (includes a 0.15%
  administrative charge)        Charges
                                 1.40%



The M&E charge and administrative charge for Valuemark IV can be summarized as follows:

The Valuemark IV contract was available from August 1998 to January 2001. For Valuemark IV contracts without an Enhanced Death Benefit (EDB) endorsement the death benefit is equal to the contract value. For Valuemark IV contracts with an EDB endorsement if the owner was age 80 or older at issue the death benefit is the greater of contract value, or total purchase payments less withdrawals. For Valuemark IV contracts with an EDB endorsement if the owner was age 79 or younger at issue the death benefit is the contract value or the greater of: a) total purchase payments less withdrawals, or b) the highest contract anniversary value.

  (includes a 0.15%
  administrative charge)        Charges
                                 1.49%

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements (continued)
December 31, 2007

The M&E charge for Allianz Vision New York can be summarized as follows:

The Allianz Vision New York Base Contract provides a Traditional Death Benefit or the owner can instead select the Quarterly Value Death Benefit., which locks in the highest Contract Value from any Quarterly Anniversary. The Contract also allows the owner to select at issue either a Bonus Option (which provides an immediately vested 6% bonus, but extends the withdrawal charge period from seven years to nine years) or a Short Withdrawal Charge Option (which shortens the withdrawal charge period from seven years to four years). The Contract also offers the Lifetime Plus Benefit, which is designed for those who want lifetime income and continued access to Contract Value.


                              Traditional Quarterly
                                Death Value Death
                                Benefit t Benefit
------------------------------------------------ -------------- --------------
------------------------------------------------ -------------- --------------
Base Contract                                        1.40%          1.70%
                                                     (xxx)          (xxx)
Contract with the Bonus Option                       1.90%          2.20%
                                                     (xxx)          (xxx)
Contract with the Short Withdrawal Charge            1.65%          1.95%
Option                                               (xxx)          (xxx)
Contract with the Lifetime Plus Benefit              2.10%          2.40%
(single Lifetime Plus Payments)                      (xxx)          (xxx)
Contract with the Lifetime Plus Benefit (joint       2.25%          2.55%
Lifetime Plus Payments)                              (xxx)          (xxx)
Contract with the with the Bonus Option and          2.60%          2.90%
Lifetime Plus Benefit (single Lifetime Plus          (xxx)          (xxx)
Payments)
Contract with the with the Bonus Option and          2.75%          3.05%
Lifetime Plus Benefit (joint Lifetime Plus           (xxx)          (xxx)
Payments)
Contract with the Short Withdrawal Charge            2.35%          2.65%
Option and Lifetime Plus Benefit (single             (xxx)          (xxx)
Lifetime Plus Payments)
Contract with the Short Withdrawal Charge            2.50%          2.80%
Option and Lifetime Plus Benefit (joint              (xxx)          (xxx)
Lifetime Plus Payments)

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements (continued)
December 31, 2007

2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     Contract Based Expenses

     A contract maintenance charge is paid by the contract owner annually from each contract by liquidating contract units at the end of the contract year and at the time of full surrender. The amount of the charge is $30 each year. Contract maintenance charges deducted during the years ended December 31, 2007 and 2006 were $138,000 and $147,000, respectively. These contract charges are reflected in the Statements of Changes in Net Assets as contract maintenance charges.

     A contingent deferred sales charge is deducted from the contract value at the time of surrender. This charge applies only to a surrender of purchase payments received within five years of the date of surrender for Valuemark II contracts, within seven years of the date of surrender for Allianz Advantage, Valuemark IV contracts, within nine years of the date of surrender for Allianz Opportunity contracts and within two years of the date of surrender for Charter II - NY. The amount of the contingent deferred sales charge is shown below.

          Years Since                    Contingent Deferred Sales Charge
            Payment          Advantage    Charter II -    Allianz High   Opportunity   Valuemark        Vision
                                               NY           Five NY                       II

     ---------------------- ------------- -------------- --------------- ------------ ------------ ------------------
     ---------------------- ------------- -------------- --------------- ------------ ------------ ------------------
              0-1                6%            8%              8%           8.50%         5%             8.50%
              1-2                6%            7%            7.50%          8.50%         5%             7.50%
              2-3                6%            0%              7%           8.50%         4%             5.50%
              3-4                5%            0%              6%            8%           3%             3.00%
              4-5                4%            0%              5%            7%          1.50%            0%
              5-6                3%            0%              4%            6%           0%              0%
              6-7                2%            0%              3%            5%           0%              0%
              7-8                0%            0%              0%            4%           0%              0%
              8-9                0%            0%              0%            3%           0%              0%
        9 years or more          0%            0%              0%            0%           0%              0%

     Total contingent deferred sales charges paid by the contract owners during the years ended December 31, 2007 and 2006 were $833,786 and $752,896, respectively.

     On Valuemark II deferred annuity contracts, a systematic withdrawal plan is available which allows an owner to withdraw up to nine percent (9%) of purchase payments less prior surrenders annually, paid monthly or quarterly, without incurring a contingent deferred sales charge. The systematic withdrawal plan available to Allianz Advantage and Valuemark IV deferred annuity contract owners allows up to fifteen percent (15%) of the contract value withdrawn annually, paid monthly or quarterly, without incurring a contingent deferred sales charge. The systematic withdrawal plan available to Allianz Opportunity deferred annuity contract owners allows up to ten percent (10%) of the contract value withdrawn annually, paid monthly or quarterly, without incurring a contingent deferred sales charge. The exercise of the systematic withdrawal plan in any contract year replaces the 15% penalty free privilege for that year for Valuemark II, Allianz Advantage and Valuemark IV deferred annuity contracts, and the 10% penalty free privilege for that year for Allianz Opportunity deferred annuity contracts.

     Currently, twelve transfers are permitted each contract year. Thereafter, the fee is $25 per transfer, or 2% of the amount transferred for Valuermark II and Advantage, if less. Currently, transfers associated with the dollar cost averaging program are not counted. Total transfer charges during the years ended December 31, 2007 and 2006 were $125 and $25, respectively. Net transfers from the Fixed Accounts were $(83,000) and $6,702,000, years ended December 31, 2007 and 2006, respectively.

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements (continued)
December 31, 2007

2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     Contract Based Expenses (continued)

     Premium taxes or other taxes payable to a state or other governmental entity will be charged against the contract values. Allianz Life of New York may, at its sole discretion, pay taxes when due and deduct that amount from the contract value at a later date. Payment at an earlier date does not waive any right Allianz Life of New York may have to deduct such amounts at a later date.

     A rescission is defined as a contract that is returned to Allianz Life of New York and canceled within the free-look period, generally within 10 days.

3. FEDERAL INCOME TAXES

     Operations of the Variable Account form a part of, and are taxed with, operations of Allianz Life of New York.

     Allianz Life of New York does not expect to incur any federal income taxes in the operation of the Variable Account. If, in the future, Allianz Life of New York determines that the Variable Account may incur federal income taxes, it may then assess a charge against the Variable Account for such taxes.

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements (continued)
December 31, 2007

 4. PURCHASES AND SALES OF INVESTMENTS (IN THOUSANDS)

     The cost of purchases and proceeds from sales of investments for the year ended December 31, 2007 are as follows:

                                                                           Cost of       Proceeds
                                                                           Purchases    from Sales
                                                                          ---------------------------
     AIM V.I. Capital Appreciation Fund                                             1             90
     AIM V.I. Core Equity Fund                                                      1             50
     Alger American Growth Portfolio                                                1            163
     Alger American Leveraged AllCap Portfolio                                      -             75
     Alger American MidCap Growth Portfolio                                        13             34
     Alger American Small Capitalization Portfolio                                  -              -
     AZL AIM Basic Value Fund                                                     997          5,341
     AZL AIM International Equity Fund                                          2,656          4,707
     AZL Columbia Technology Fund                                               7,081          6,374
     AZL Davis NY Venture Fund                                                  5,695          8,083
     AZL Dreyfus Founders Equity Growth Fund                                    3,555          1,140
     AZL Dreyfus Premier Small Cap Value Fund                                   1,133          1,071
     AZL First Trust Target Double Play Fund                                      417              5
     AZL Franklin Small Cap Value Fund                                          2,251          2,788
     AZL Fusion Balanced Fund                                                   6,852          2,288
     AZL Fusion Growth Fund                                                    11,291          4,314
     AZL Fusion Moderate Fund                                                   9,951          4,089
     AZL Jennison 20/20 Focus Fund                                              1,957          1,100
     AZL Jennison Growth Fund                                                   1,165            455
     AZL Legg Mason Growth Fund                                                 5,059          1,421
     AZL Legg Mason Value Fund                                                    920          1,563
     AZL LMP Large Cap Growth Fund                                                557          1,001
     AZL Money Market Fund                                                     43,109         39,829
     AZL NACM International Fund                                                  103             12
     AZL Neuberger Berman Regency Fund                                          1,054            483
     AZL OCC Opportunity Fund                                                   2,302          4,039
     AZL OCC Renaissance Fund                                                   1,922          5,870
     AZL OCC Value Fund                                                         5,858          3,034
     AZL Oppenheimer Global Fund                                                5,686          5,154
     AZL Oppenheimer International Growth Fund                                  3,560          1,641
     AZL Oppenheimer Main Street Fund                                           1,417          1,656
     AZL PIMCO Fundamental IndexPLUS Total Return Fund                            164            229
     AZL S&P 500 Index Fund                                                       759             30
     AZL Schroder Emerging Markets Equity Fund CL 1                                71             52
     AZL Schroder Emerging Markets Equity Fund CL 2                            13,391          4,481
     AZL Schroder International Small Cap Fund                                    403             46
     AZL Small Cap Stock Index Fund                                               635            150
     AZL TargetPLUS Balanced Fund                                                 413             40
     AZL TargetPLUS Equity Fund                                                 1,801            164
     AZL TargetPLUS Growth Fund                                                 1,044             75
     AZL TargetPLUS Moderate Fund                                                 424             87
     AZL Turner Quantitative Small Cap Growth Fund                                776            686
     AZL Van Kampen Aggressive Growth Fund                                      5,590          6,201
     AZL Van Kampen Comstock Fund                                               6,525          3,471


                                       85

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements (continued)
December 31, 2007

4. PURCHASES AND SALES OF INVESTMENTS (IN THOUSANDS) (CONTINUED)

     The cost of purchases and proceeds from sales of investments for the year ended December 31, 2007 are as follows:

                                                                           Cost of       Proceeds
                                                                           Purchases    from Sales
                                                                          ---------------------------
     AZL Van Kampen Equity and Income Fund                                      1,120          1,010
     AZL Van Kampen Global Franchise Fund                                       3,281          2,221
     AZL Van Kampen Global Real Estate Fund                                     3,496          4,841
     AZL Van Kampen Growth and Income Fund                                      6,111          7,049
     AZL Van Kampen Mid Cap Growth Fund                                        14,851          2,321
     AZL Van Kampen Strategic Growth Fund                                         621          2,138
     Davis VA Financial Portfolio                                               1,709          1,637
     Davis VA Real Estate Portfolio                                                 -             40
     Davis VA Value Portfolio                                                      31            679
     Dreyfus IP Small Cap Stock Index Portfolio                                 4,998          5,687
     Dreyfus Stock Index Fund                                                     609          2,353
     Franklin Global Communications Securities Fund                             6,327          5,451
     Franklin Growth and Income Securities Fund                                 3,749          6,992
     Franklin High Income Fund                                                  5,571          6,790
     Franklin Income Securities Fund                                           12,232         12,417
     Franklin Large Cap Growth Securities Fund                                    776          2,997
     Franklin Money Market Fund                                                   170          1,125
     Franklin Real Estate Fund                                                  1,977          4,445
     Franklin Rising Dividends Securities Fund                                  1,835          6,219
     Franklin Small Cap Value Securities Fund                                     373          1,060
     Franklin Small-Mid Cap Growth Securities Fund                                975          2,300
     Franklin Templeton VIP Founding Funds Allocation Fund                      1,889            437
     Franklin U.S. Government Fund                                              5,005          8,125
     Franklin Zero Coupon Fund 2010                                             1,047          1,198
     J.P. Morgan International Opportunities Portfolio                              -              -
     J.P. Morgan U.S. Large Cap Core Equity Portfolio                               -              -
     Jennison 20/20 Focus Portfolio                                               212            309
     Mutual Discovery Securities Fund                                          13,568         12,265
     Mutual Shares Securities Fund                                             11,362          9,075
     OpCap Mid Cap Portfolio                                                      783             85
     Oppenheimer Global Securities Fund/VA                                        328          1,099
     Oppenheimer High Income Fund/VA                                              365            774
     Oppenheimer Main Street Fund/VA                                               71            990
     PIMCO VIT All Asset Portfolio                                                800            820
     PIMCO VIT Commodity Portfolio                                                869            481
     PIMCO VIT Emerging Markets Bond Portfolio                                    883            440
     PIMCO VIT Global Bond Portfolio                                              721            187
     PIMCO VIT High Yield Portfolio                                             1,132          1,459
     PIMCO VIT Real Return Portfolio                                            1,605          2,336
     PIMCO VIT StocksPLUS Growth and Income Portfolio                              30            160
     PIMCO VIT Total Return Portfolio                                           2,477          2,649
     Seligman Global Technology Portfolio                                           -              2
     Seligman Small-Cap Value Portfolio                                           190            505
     SP Strategic Partners Focused Growth Portfolio                                30            162
     SP William Blair International Growth Portfolio                              317            199
     Templeton Asset Strategy Fund                                                307            118

                                       86

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements (continued)
December 31, 2007

4. PURCHASES AND SALES OF INVESTMENTS (IN THOUSANDS) (CONTINUED)

     The cost of purchases and proceeds from sales of investments for the year ended December 31, 2007 are as follows:

                                                                           Cost of       Proceeds
                                                                           Purchases    from Sales
                                                                          ---------------------------
     Templeton Developing Markets Securities Fund                               2,067          3,453
     Templeton Foreign Securities Fund                                          2,326          4,177
     Templeton Global Income Securities Fund                                    1,370            694
     Templeton Growth Securities Fund                                           8,196          6,587
     Van Kampen LIT Enterprise Portfolio                                            -              -
     Van Kampen LIT Growth and Income Portfolio                                     1              -
     Van Kampen LIT Strategic Growth Portfolio                                      -              5

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements (continued)
December 31, 2007

5. CONTRACT TRANSACTIONS - ALL PRODUCTS ACCUMULATION UNIT ACTIVITY
   (IN THOUSANDS)

     Transactions in units for each subaccount for the years ended December 31, 2007 and 2006 were as follows:


                                                          AIM V.I. Capital      AIM V.I. Core Equity    Alger American Growth
                                                         Appreciation Fund             Fund                   Portfolio
                                                      --------------------------------------------------------------------------
                                                         2007        2006         2007        2006        2007         2006
                                                      --------------------------------------------------------------------------
      Contract Transactions
           Purchase payments                                    -           -            -           -           -            -
           Transfers between funds                            (1)        (42)            -         (6)           -          (1)
           Surrenders and terminations                        (8)        (21)          (4)         (3)        (17)         (12)
           Rescissions                                          -           -            -           -           -            -
           Bonus                                                -           -            -           -           -            -
           Other transactions                                   -           -            -           -           -            -
                                                      --------------------------------------------------------------------------
      Total Net Contract Transactions                         (9)        (63)          (4)         (9)        (17)         (13)
                                                      --------------------------------------------------------------------------


                                                           Alger American      Alger American MidCap     Alger American Small
                                                           Leveraged AllCap
                                                             Portfolio           Growth Portfolio     Capitalization Portfolio
                                                      --------------------------------------------------------------------------
                                                         2007        2006         2007        2006        2007         2006
                                                      --------------------------------------------------------------------------
      Contract Transactions
           Purchase payments                                    -           -            -           -           -            -
           Transfers between funds                              -         (8)            -           -           -            -
           Surrenders and terminations                        (6)         (3)          (2)         (1)           -            -
           Rescissions                                          -           -            -           -           -            -
           Bonus                                                -           -            -           -           -            -
           Other transactions                                   -           -            -           -           -            -
                                                      --------------------------------------------------------------------------
      Total Net Contract Transactions                         (6)        (11)          (2)         (1)           -            -
                                                      --------------------------------------------------------------------------


                                                        AZL AIM Basic Value    AZL AIM International   AZL Columbia Technology
                                                               Fund                 Equity Fund                 Fund
                                                      --------------------------------------------------------------------------
                                                         2007        2006         2007        2006        2007         2006
                                                      --------------------------------------------------------------------------
      Contract Transactions
           Purchase payments                                   14          49           64         162         108           51
           Transfers between funds                          (387)        (19)        (163)         133          43           19
           Surrenders and terminations                       (26)         (8)         (34)         (7)        (44)          (4)
           Rescissions                                          -         (8)            -         (3)         (5)            -
           Bonus                                                1           1            3           5           3            2
           Other transactions                                   -           -            -           -           -            -
                                                      --------------------------------------------------------------------------
      Total Net Contract Transactions                       (398)          15        (130)         290         105           68
                                                      --------------------------------------------------------------------------


                                       88

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements (continued)
December 31, 2007

5. CONTRACT TRANSACTIONS - ALL PRODUCTS ACCUMULATION UNIT ACTIVITY (IN THOUSANDS) (CONTINUED)

     Transactions in units for each subaccount for the years ended December 31, 2007 and 2006 were as follows:


                                                        AZL Davis NY Venture    AZL Dreyfus Founders     AZL Dreyfus Premier
                                                               Fund             Equity Growth Fund      Small Cap Value Fund
                                                      --------------------------------------------------------------------------
                                                         2007        2006         2007        2006        2007         2006
                                                      --------------------------------------------------------------------------
      Contract Transactions
           Purchase payments                                  335         426           87          66          51           90
           Transfers between funds                          (382)          49          178          17        (19)          (1)
           Surrenders and terminations                      (124)        (25)         (48)         (9)        (39)          (3)
           Rescissions                                        (8)        (12)            -         (3)         (1)          (4)
           Bonus                                                7          13            2           1           1            3
           Other transactions                                   -           -            -           -           -            -
                                                      --------------------------------------------------------------------------
      Total Net Contract Transactions                       (172)         452          219          73         (7)           85
                                                      --------------------------------------------------------------------------


                                                          AZL First Trust        AZL Franklin Small      AZL Fusion Balanced
                                                        Target Double Play
                                                               Fund               Cap Value Fund                Fund
                                                      --------------------------------------------------------------------------
                                                         2007        2006         2007        2006        2007         2006
                                                      --------------------------------------------------------------------------
      Contract Transactions
           Purchase payments                                   21           -           76         155         422          315
           Transfers between funds                             17           -         (54)        (20)          64           12
           Surrenders and terminations                          -           -         (66)        (17)       (108)          (6)
           Rescissions                                          -           -          (1)         (1)         (2)            -
           Bonus                                                -           -            2           6          10           10
           Other transactions                                   -           -            -           -           -            -
                                                      --------------------------------------------------------------------------
      Total Net Contract Transactions                          38           -         (43)         123         386          330
                                                      --------------------------------------------------------------------------


                                                         AZL Fusion Growth      AZL Fusion Moderate       AZL Jennison 20/20
                                                               Fund                    Fund                  Focus Fund
                                                      --------------------------------------------------------------------------
                                                         2007        2006         2007        2006        2007         2006
                                                      --------------------------------------------------------------------------
      Contract Transactions
           Purchase payments                                  678         904          684         631          84          152
           Transfers between funds                             27         119           11          49         (6)         (24)
           Surrenders and terminations                      (125)        (21)        (208)        (19)        (25)          (5)
           Rescissions                                       (38)        (53)         (24)         (5)           -          (4)
           Bonus                                               18          33           17          21           3            5
           Other transactions                                   -           -            -           -           -            -
                                                      --------------------------------------------------------------------------
      Total Net Contract Transactions                         560         981          480         678          56          125
                                                      --------------------------------------------------------------------------



                                       89

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements (continued)
December 31, 2007

5. CONTRACT TRANSACTIONS - ALL PRODUCTS ACCUMULATION UNIT ACTIVITY (IN THOUSANDS) (CONTINUED)

     Transactions in units for each subaccount for the years ended December 31, 2007 and 2006 were as follows:


                                                        AZL Jennison Growth    AZL Legg Mason Growth     AZL Legg Mason Value
                                                               Fund                    Fund                     Fund
                                                      --------------------------------------------------------------------------
                                                         2007        2006         2007        2006        2007         2006
                                                      --------------------------------------------------------------------------
      Contract Transactions
           Purchase payments                                   49          66           96          80          44          122
           Transfers between funds                             20           3          205          30        (20)            4
           Surrenders and terminations                       (11)         (1)         (24)         (4)        (77)         (15)
           Rescissions                                          -           -            -        (18)           -          (1)
           Bonus                                                1           3            2           3           1            5
           Other transactions                                   -           -            -           -           -            -
                                                      --------------------------------------------------------------------------
      Total Net Contract Transactions                          59          71          279          90        (52)          115
                                                      --------------------------------------------------------------------------


                                                         AZL LMP Large Cap     AZL Money Market Fund    AZL NACM International
                                                            Growth Fund                                         Fund
                                                      --------------------------------------------------------------------------
                                                         2007        2006         2007        2006        2007         2006
                                                      --------------------------------------------------------------------------
      Contract Transactions
           Purchase payments                                   24          35          764       1,141           7            -
           Transfers between funds                              3           2          934       (481)           2            -
           Surrenders and terminations                       (57)        (14)      (1,412)       (405)           -            -
           Rescissions                                          -         (1)         (21)        (97)           -            -
           Bonus                                                1           1           21          39           -            -
           Other transactions                                   -           -            -           -           -            -
                                                      --------------------------------------------------------------------------
      Total Net Contract Transactions                        (29)          24          286         198           9            -
                                                      --------------------------------------------------------------------------


                                                        AZL Neuberger Berman    AZL OCC Opportunity      AZL OCC Renaissance
                                                           Regency Fund                Fund                     Fund
                                                      --------------------------------------------------------------------------
                                                         2007        2006         2007        2006        2007         2006
                                                      --------------------------------------------------------------------------
      Contract Transactions
           Purchase payments                                   54          23           55         158          29           26
           Transfers between funds                              2          17        (171)          88       (355)         (56)
           Surrenders and terminations                        (2)           -         (31)         (6)        (19)         (16)
           Rescissions                                          -           -            -         (4)           -            -
           Bonus                                                1           1            2           5           1            1
           Other transactions                                   -           -            -           -           -            -
                                                      --------------------------------------------------------------------------
      Total Net Contract Transactions                          55          40        (145)         240       (344)         (45)
                                                      --------------------------------------------------------------------------


                                       90

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements (continued)
December 31, 2007

5. CONTRACT TRANSACTIONS - ALL PRODUCTS ACCUMULATION UNIT ACTIVITY (IN THOUSANDS) (CONTINUED)

     Transactions in units for each subaccount for the years ended December 31, 2007 and 2006 were as follows:


                                                         AZL OCC Value Fund       AZL Oppenheimer          AZL Oppenheimer
                                                                                                        International Growth
                                                                                    Global Fund                 Fund
                                                      --------------------------------------------------------------------------
                                                         2007        2006         2007        2006        2007         2006
                                                      --------------------------------------------------------------------------
      Contract Transactions
           Purchase payments                                   11          31          147         111          81           55
           Transfers between funds                            264        (18)         (53)          29          41           42
           Surrenders and terminations                      (119)        (28)         (64)         (6)        (26)          (5)
           Rescissions                                          -         (1)          (3)         (2)           -          (5)
           Bonus                                                -           1            4           4           2            2
           Other transactions                                   -           -            -           -           -            -
                                                      --------------------------------------------------------------------------
      Total Net Contract Transactions                         156        (15)           31         136          98           89
                                                      --------------------------------------------------------------------------


                                                                                     AZL PIMCO
                                                            AZL Oppenheimer     Fundamental IndexPLUS
                                                           Main Street Fund     Total Return  Fund      AZL S&P 500 Index Fund
                                                      --------------------------------------------------------------------------
                                                         2007        2006         2007        2006        2007         2006
                                                      --------------------------------------------------------------------------
      Contract Transactions
           Purchase payments                                   73         105           13           5          61            -
           Transfers between funds                           (28)          12         (18)          14          10            -
           Surrenders and terminations                       (77)        (12)          (1)           -           -            -
           Rescissions                                          -        (10)            -           -           -            -
           Bonus                                                1           2            -           -           -            -
           Other transactions                                   -           -            -           -           -            -
                                                      --------------------------------------------------------------------------
      Total Net Contract Transactions                        (31)          97          (6)          19          71            -
                                                      --------------------------------------------------------------------------


                                                       AZL Schroder Emerging   AZL Schroder Emerging         AZL Schroder
                                                      Markets Equity Fund CL 1  Markets Equity Fund CL 2  International Small Cap
                                                                                                                  Fund
                                                      --------------------------------------------------------------------------
                                                         2007        2006         2007        2006        2007         2006
                                                      --------------------------------------------------------------------------
      Contract Transactions
           Purchase payments                                    -           -          204         226          32            -
           Transfers between funds                              2           -          498         145           5            -
           Surrenders and terminations                          -           -         (32)         (2)           -            -
           Rescissions                                          -           -          (7)         (2)           -            -
           Bonus                                                -           -            6           6           -            -
           Other transactions                                   -           -            -           -           -            -
                                                      --------------------------------------------------------------------------
      Total Net Contract Transactions                           2           -          669         373          37            -
                                                      --------------------------------------------------------------------------



                                       91

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements (continued)
December 31, 2007

5. CONTRACT TRANSACTIONS - ALL PRODUCTS ACCUMULATION UNIT ACTIVITY (IN THOUSANDS) (CONTINUED)


     Transactions in units for each subaccount for the years ended December 31, 2007 and 2006 were as follows:


                                                        AZL Small Cap Stock        AZL TargetPLUS       AZL TargetPLUS Equity
                                                            Index Fund             Balanced Fund                Fund
                                                      --------------------------------------------------------------------------
                                                         2007        2006         2007        2006        2007         2006
                                                      --------------------------------------------------------------------------
      Contract Transactions
           Purchase payments                                   59           -           29           -         119            -
           Transfers between funds                           (10)           -            7           -          42            -
           Surrenders and terminations                          -           -          (1)           -        (12)            -
           Rescissions                                          -           -            -           -           -            -
           Bonus                                                1           -            1           -           5            -
           Other transactions                                   -           -            -           -           -            -
                                                      --------------------------------------------------------------------------
      Total Net Contract Transactions                          50           -           36           -         154            -
                                                      --------------------------------------------------------------------------


                                                       AZL TargetPLUS Growth       AZL TargetPLUS      AZL Turner Quantitative
                                                               Fund                Moderate Fund        Small Cap Growth Fund
                                                      --------------------------------------------------------------------------
                                                         2007        2006         2007        2006        2007         2006
                                                      --------------------------------------------------------------------------
      Contract Transactions
           Purchase payments                                   78           -           46           -          25           36
           Transfers between funds                             17           -          (6)           -         (4)            6
           Surrenders and terminations                          -           -          (1)           -        (13)          (2)
           Rescissions                                          -           -          (7)           -         (1)          (1)
           Bonus                                                1           -            -           -           1            1
           Other transactions                                   -           -            -           -           -            -
                                                      --------------------------------------------------------------------------
      Total Net Contract Transactions                          96           -           32           -           8           40
                                                      --------------------------------------------------------------------------


                                                           AZL Van Kampen          AZL Van Kampen       AZL Van Kampen Equity
                                                      Aggressive Growth Fund       Comstock Fund           and Income Fund
                                                      --------------------------------------------------------------------------
                                                         2007        2006         2007        2006        2007         2006
                                                      --------------------------------------------------------------------------
      Contract Transactions
           Purchase payments                                   51         139           91          80          47           39
           Transfers between funds                          (166)       (108)          315          29        (10)            6
           Surrenders and terminations                       (14)         (8)        (174)        (21)        (33)          (3)
           Rescissions                                          -           -            -         (2)           -         (10)
           Bonus                                                1           3            3           3           1            -
           Other transactions                                   -           -            -           -           -            -
                                                      --------------------------------------------------------------------------
      Total Net Contract Transactions                       (128)          26          235          89           5           32
                                                      --------------------------------------------------------------------------

                                       92

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements (continued)
December 31, 2007

5. CONTRACT TRANSACTIONS - ALL PRODUCTS ACCUMULATION UNIT ACTIVITY (IN THOUSANDS) (CONTINUED)


     Transactions in units for each subaccount for the years ended December 31, 2007 and 2006 were as follows:


                                                       AZL Van Kampen Global   AZL Van Kampen Global    AZL Van Kampen Growth
                                                          Franchise Fund         Real Estate Fund          and Income Fund
                                                      --------------------------------------------------------------------------
                                                         2007        2006         2007        2006        2007         2006
                                                      --------------------------------------------------------------------------
      Contract Transactions
           Purchase payments                                  149         161          223          85          77           59
           Transfers between funds                           (51)        (36)        (312)         196        (76)           53
           Surrenders and terminations                       (39)         (5)         (12)         (1)        (97)         (11)
           Rescissions                                        (2)         (2)          (3)           -         (3)          (3)
           Bonus                                                3           5            5           3           3            2
           Other transactions                                   -           -            -           -           -            -
                                                      --------------------------------------------------------------------------
      Total Net Contract Transactions                          60         123         (99)         283        (96)          101
                                                      --------------------------------------------------------------------------


                                                         AZL Van Kampen Mid        AZL Van Kampen         Davis VA Financial
                                                          Cap Growth Fund      Strategic Growth Fund          Portfolio
                                                      --------------------------------------------------------------------------
                                                         2007        2006         2007        2006        2007         2006
                                                      --------------------------------------------------------------------------
      Contract Transactions
           Purchase payments                                  125         103           26          24          36           57
           Transfers between funds                            758          32        (195)           6           9            5
           Surrenders and terminations                       (49)         (9)         (18)        (17)        (42)          (4)
           Rescissions                                        (4)         (6)            -           -         (2)         (11)
           Bonus                                                3           4            1           1           1            1
           Other transactions                                   -           -            -           -           -            -
                                                      --------------------------------------------------------------------------
      Total Net Contract Transactions                         833         124        (186)          14           2           49
                                                      --------------------------------------------------------------------------


                                                        Davis VA Real Estate       Davis VA Value        Dreyfus IP Small Cap
                                                             Portfolio               Portfolio          Stock Index Portfolio
                                                      --------------------------------------------------------------------------
                                                         2007        2006         2007        2006        2007         2006
                                                      --------------------------------------------------------------------------
      Contract Transactions
           Purchase payments                                    -           -            -           2         110          112
           Transfers between funds                              -           -         (18)         (5)       (112)         (38)
           Surrenders and terminations                        (1)           -         (35)         (8)        (49)         (14)
           Rescissions                                          -           -            -           -         (3)          (3)
           Bonus                                                -           -            -           -           3            4
           Other transactions                                   -           -            -           -           -            -
                                                      --------------------------------------------------------------------------
      Total Net Contract Transactions                         (1)           -         (53)        (11)        (51)           60
                                                      --------------------------------------------------------------------------

                                       93

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements (continued)
December 31, 2007

5. CONTRACT TRANSACTIONS - ALL PRODUCTS ACCUMULATION UNIT ACTIVITY (IN THOUSANDS) (CONTINUED)


     Transactions in units for each subaccount for the years ended December 31, 2007 and 2006 were as follows:


                                                        Dreyfus Stock Index       Franklin Global        Franklin Growth and
                                                                                  Communications
                                                               Fund               Securities Fund      Income Securities Fund
                                                      --------------------------------------------------------------------------
                                                         2007        2006         2007        2006        2007         2006
                                                      --------------------------------------------------------------------------
      Contract Transactions
           Purchase payments                                   29          55           40          32          22           17
           Transfers between funds                           (38)           7          101           4        (26)            9
           Surrenders and terminations                      (116)        (30)         (81)        (80)       (133)        (138)
           Rescissions                                          -         (2)          (3)         (7)         (2)            -
           Bonus                                                1           2            2           1           1            1
           Other transactions                                   -           -            -           -           -            -
                                                      --------------------------------------------------------------------------
      Total Net Contract Transactions                       (124)          32           59        (49)       (138)        (111)
                                                      --------------------------------------------------------------------------


                                                        Franklin High Income      Franklin Income         Franklin Large Cap
                                                          Securities Fund         Securities Fund      Growth Securities Fund
                                                      --------------------------------------------------------------------------
                                                         2007        2006         2007        2006        2007         2006
                                                      --------------------------------------------------------------------------
      Contract Transactions
           Purchase payments                                   55          45          139         130          14           36
           Transfers between funds                           (61)          77            3          30        (24)         (24)
           Surrenders and terminations                       (74)        (82)        (168)       (157)        (97)        (100)
           Rescissions                                        (1)           -          (1)        (15)           -            -
           Bonus                                                1           1            3           2           -            1
           Other transactions                                   -           -            -           -           -            -
                                                      --------------------------------------------------------------------------
      Total Net Contract Transactions                        (80)          41         (24)        (10)       (107)         (87)
                                                      --------------------------------------------------------------------------


                                                       Franklin Money Market    Franklin Real Estate       Franklin Rising
                                                                                                        Dividends Securities
                                                               Fund                    Fund                     Fund
                                                      --------------------------------------------------------------------------
                                                         2007        2006         2007        2006        2007         2006
                                                      --------------------------------------------------------------------------
      Contract Transactions
           Purchase payments                                    -           -            3          20           5           47
           Transfers between funds                            (6)         100         (24)         (9)        (31)         (24)
           Surrenders and terminations                       (63)        (81)         (40)        (31)       (111)        (144)
           Rescissions                                          -           -            -         (1)           -          (2)
           Bonus                                                -           -            -           1           -            1
           Other transactions                                   -           -            -           -           -            -
                                                      --------------------------------------------------------------------------
      Total Net Contract Transactions                        (69)          19         (61)        (20)       (137)        (121)
                                                      --------------------------------------------------------------------------

                                       94

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements (continued)
December 31, 2007

5. CONTRACT TRANSACTIONS - ALL PRODUCTS ACCUMULATION UNIT ACTIVITY (IN THOUSANDS) (CONTINUED)

     Transactions in units for each subaccount for the years ended December 31, 2007 and 2006 were as follows:


                                                         Franklin Small Cap      Franklin Small-Mid     Franklin Templeton VIP
                                                                               Cap Growth Securities       Founding Funds
                                                       Value Securities Fund           Fund                Allocation Fund
                                                      --------------------------------------------------------------------------
                                                         2007        2006         2007        2006        2007         2006
                                                      --------------------------------------------------------------------------
      Contract Transactions
           Purchase payments                                    2           3            3           8         119            -
           Transfers between funds                           (23)        (11)         (11)        (11)          33            -
           Surrenders and terminations                       (26)        (26)         (65)        (76)           -            -
           Rescissions                                        (1)           -            -           -           -            -
           Bonus                                                -           -            -           -           4            -
           Other transactions                                   -           -            -           -           -            -
                                                      --------------------------------------------------------------------------
      Total Net Contract Transactions                        (48)        (34)         (73)        (79)         156            -
                                                      --------------------------------------------------------------------------


                                                           Franklin U.S.        Franklin Zero Coupon         J.P. Morgan
                                                                                                            International
                                                          Government Fund            2010 Fund         Opportunities Portfolio
                                                      --------------------------------------------------------------------------
                                                         2007        2006         2007        2006        2007         2006
                                                      --------------------------------------------------------------------------
      Contract Transactions
           Purchase payments                                   21          32            3           5           -            -
           Transfers between funds                            (3)        (68)            3          21           -            -
           Surrenders and terminations                      (177)       (189)         (12)        (26)           -            -
           Rescissions                                          -           -            -           -           -            -
           Bonus                                                -           1            -           -           -            -
           Other transactions                                   -           -            -           -           -            -
                                                      --------------------------------------------------------------------------
      Total Net Contract Transactions                       (159)       (224)          (6)           1           -            -
                                                      --------------------------------------------------------------------------

                                                           J.P. Morgan
                                                           U.S. Large             Jennison 20/20 Focus      Mutual Discovery
                                                       Cap Core Equity Portfolio       Portfolio             Securities Fund
                                                       --------------------------------------------------------------------------
                                                         2007        2006         2007        2006        2007         2006
                                                      --------------------------------------------------------------------------
      Contract Transactions
           Purchase payments                                    -           -            1           4         232           89
           Transfers between funds                              -           -            -         (2)        (67)           51
           Surrenders and terminations                          -           -         (13)         (3)       (107)         (47)
           Rescissions                                          -           -            -           -         (7)          (3)
           Bonus                                                -           -            -           -           5            3
           Other transactions                                   -           -            -           -           -            -
                                                      --------------------------------------------------------------------------
      Total Net Contract Transactions                           -           -         (12)         (1)          56           94
                                                      --------------------------------------------------------------------------

                                       95

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements (continued)
December 31, 2007

5. CONTRACT TRANSACTIONS - ALL PRODUCTS ACCUMULATION UNIT ACTIVITY (IN THOUSANDS) (CONTINUED)

     Transactions in units for each subaccount for the years ended December 31, 2007 and 2006 were as follows:


                                                           Mutual Shares           OpCap Mid Cap          Oppenheimer Global
                                                          Securities Fund            Portfolio           Securities Fund/VA
                                                      --------------------------------------------------------------------------
                                                         2007        2006         2007        2006        2007         2006
                                                      --------------------------------------------------------------------------
      Contract Transactions
           Purchase payments                                  249         271           59          11           -            2
           Transfers between funds                           (14)          52            7           2        (31)          (6)
           Surrenders and terminations                      (180)       (124)          (1)           -        (30)          (6)
           Rescissions                                        (1)        (21)            -           -           -            -
           Bonus                                                6           6            1           -           -            -
           Other transactions                                   -           -            -           -           -            -
                                                      --------------------------------------------------------------------------
      Total Net Contract Transactions                          60         185           66          13        (61)          (9)
                                                      --------------------------------------------------------------------------

                                                          Oppenheimer High        Oppenheimer Main       PIMCO VIT All Asset
                                                          Income Fund/VA          Street Fund/VA              Portfolio
                                                      --------------------------------------------------------------------------
                                                         2007        2006         2007        2006        2007         2006
                                                      --------------------------------------------------------------------------
      Contract Transactions
           Purchase payments                                    -           1            1           3          24           55
           Transfers between funds                           (25)        (83)         (20)        (33)         (4)        (123)
           Surrenders and terminations                       (12)        (14)         (60)        (22)        (31)          (8)
           Rescissions                                          -           -            -           -         (1)            -
           Bonus                                                -           -            -           -           1            1
           Other transactions                                   -           -            -           -           -            -
                                                      --------------------------------------------------------------------------
      Total Net Contract Transactions                        (37)        (96)         (79)        (52)        (11)         (75)
                                                      --------------------------------------------------------------------------


                                                             PIMCO VIT           PIMCO VIT Emerging     PIMCO VIT Global Bond
                                                        CommodityRealReturn
                                                        Strategy Portfolio    Markets Bond Portfolio    Portfolio (Unhedged)
                                                      --------------------------------------------------------------------------
                                                         2007        2006         2007        2006        2007         2006
                                                      --------------------------------------------------------------------------
      Contract Transactions
           Purchase payments                                   51          82           36          26          31           18
           Transfers between funds                            (4)        (12)            5          26          30           19
           Surrenders and terminations                       (20)         (4)         (10)         (1)         (8)            -
           Rescissions                                          -         (1)          (1)           -           -            -
           Bonus                                                2           4            1           1           1            1
           Other transactions                                   -           -            -           -           -            -
                                                      --------------------------------------------------------------------------
      Total Net Contract Transactions                          29          68           31          52          54           38
                                                      --------------------------------------------------------------------------

                                       96

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements (continued)
December 31, 2007

5. CONTRACT TRANSACTIONS - ALL PRODUCTS ACCUMULATION UNIT ACTIVITY (IN THOUSANDS) (CONTINUED)

     Transactions in units for each subaccount for the years ended December 31, 2007 and 2006 were as follows:


                                                         PIMCO VIT High         PIMCO VIT Real Return     PIMCO VIT StocksPLUS
                                                         Yield Portfolio            Portfolio        Growth and Income Portfolio
                                                      --------------------------------------------------------------------------
                                                         2007        2006         2007        2006        2007         2006
                                                      --------------------------------------------------------------------------
      Contract Transactions
           Purchase payments                                   25          28           77         126           -            -
           Transfers between funds                           (19)           -         (53)        (42)        (10)            2
           Surrenders and terminations                       (44)        (39)        (104)        (39)         (3)          (5)
           Rescissions                                          -           -          (1)         (1)           -            -
           Bonus                                                1           1            1           6           -            -
           Other transactions                                   -           -            -           -           -            -
                                                      --------------------------------------------------------------------------
      Total Net Contract Transactions                        (37)        (10)         (80)          50        (13)          (3)
                                                      --------------------------------------------------------------------------



                                                          PIMCO VIT Total         Seligman Global         Seligman Small-Cap
                                                         Return Portfolio      Technology Portfolio        Value Portfolio
                                                      --------------------------------------------------------------------------
                                                         2007        2006         2007        2006        2007         2006
                                                      --------------------------------------------------------------------------
      Contract Transactions
           Purchase payments                                   76         133            -           -           -            1
           Transfers between funds                             34          19            -           -        (11)          (3)
           Surrenders and terminations                      (145)        (64)            -           -        (11)          (4)
           Rescissions                                        (1)        (52)            -           -           -            -
           Bonus                                                3           2            -           -           -            -
           Other transactions                                   -           -            -           -           -            -
                                                      --------------------------------------------------------------------------
      Total Net Contract Transactions                        (33)          38            -           -        (22)          (6)
                                                      --------------------------------------------------------------------------

                                                       SP Strategic Partners      SP International         Templeton Asset
                                                           Focused Growth
                                                             Portfolio           Growth Portfolio           Strategy Fund
                                                      --------------------------------------------------------------------------
                                                         2007        2006         2007        2006        2007         2006
                                                      --------------------------------------------------------------------------
      Contract Transactions
           Purchase payments                                    1           -            1           -           -            -
           Transfers between funds                           (10)        (13)           23           1           -          (1)
           Surrenders and terminations                        (8)         (2)         (18)         (4)         (4)          (6)
           Rescissions                                          -           -            -           -           -            -
           Bonus                                                -           -            -           -           -            -
           Other transactions                                   -           -            -           -           -            -
                                                      --------------------------------------------------------------------------
      Total Net Contract Transactions                        (17)        (15)            6         (2)         (4)          (7)
                                                      --------------------------------------------------------------------------


                                       97

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements (continued)
December 31, 2007

5. CONTRACT TRANSACTIONS - ALL PRODUCTS ACCUMULATION UNIT ACTIVITY (IN THOUSANDS) (CONTINUED)

     Transactions in units for each subaccount for the years ended December 31, 2007 and 2006 were as follows:


                                                        Templeton Developing     Templeton Foreign     Templeton Global Income
                                                         Markets Securities
                                                               Fund               Securities Fund          Securities Fund
                                                      --------------------------------------------------------------------------
                                                         2007        2006         2007        2006        2007         2006
                                                      --------------------------------------------------------------------------
      Contract Transactions
           Purchase payments                                    7          69           17          37          22            -
           Transfers between funds                           (48)           4         (16)           8          15          (1)
           Surrenders and terminations                       (56)        (65)        (100)        (82)        (15)         (18)
           Rescissions                                          -        (11)            -         (1)           -            -
           Bonus                                                -           3            1           1           1            -
           Other transactions                                   -           -            -           -           -            -
                                                      --------------------------------------------------------------------------
      Total Net Contract Transactions                        (97)         (1)         (98)        (37)          23         (19)
                                                      --------------------------------------------------------------------------

                                                          Templeton Growth         Van Kampen LIT       Van Kampen LIT Growth
                                                          Securities Fund      Enterprise Portfolio     and Income Portfolio
                                                      --------------------------------------------------------------------------
                                                         2007        2006         2007        2006        2007         2006
                                                      --------------------------------------------------------------------------
      Contract Transactions
           Purchase payments                                  170         168            -           -           -            -
           Transfers between funds                           (48)          31            -           -           -            -
           Surrenders and terminations                      (101)       (117)            -           -           -            -
           Rescissions                                          -        (14)            -           -           -            -
           Bonus                                                4           3            -           -           -            -
           Other transactions                                   -           -            -           -           -            -
                                                      --------------------------------------------------------------------------
      Total Net Contract Transactions                          25          70            -           -           -            -
                                                      --------------------------------------------------------------------------
                                                           Van Kampen LIT               Total
                                                          Strategic Growth
                                                              Portfolio
                                                      -------------------------------------------------
                                                         2007        2007         2007        2006
                                                      -------------------------------------------------
      Contract Transactions
           Purchase payments                                    -           -        7,195       7,641
           Transfers between funds                              -           -          485         253
           Surrenders and terminations                        (1)           -      (5,671)     (2,614)
           Rescissions                                          -           -        (155)       (403)
           Bonus                                                -           -          184         241
           Other transactions                                   -           -            -           -
                                                      -------------------------------------------------
                                                                              -------------------------
      Total Net Contract Transactions                         (1)           -        2,038       5,118
                                                      -------------------------------------------------

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements (continued)
December 31, 2007

6. FINANCIAL HIGHLIGHTS

     A summary of units outstanding (thousands), unit values, net assets (thousands), ratios, and total returns for variable annuity contracts for the years ended December 31, 2007, 2006, 2005, 2004 and 2003 is as follows:

                                                      At December 31                   For the year ended December 31
                                           -----------------------------------------------------------------------------------
                                              Units      Unit Fair      Net Assets Investment  Expense Ratio     Total Return
                                           Outstanding Value lowest                  Income      lowest to        lowest to
                                                       to highest                    Ratio*      highest**        highest***
     AIM V.I. Capital Appreciation Fund
        2007                                        48  $8.37to $9.17       432       0.00%  1.40%to  1.49% 10.35%to   10.45%
        2006                                        57  $7.58to $8.30       469       0.00%  1.40%to  1.49% -1.09%to    4.73%
        2005                                       119  $7.24to $7.24       265       0.00%  1.49%to  1.49%  7.23%to    7.23%
        2004                                       159  $6.75to $6.75       343       0.00%  1.49%to  1.49%  5.04%to    5.04%
        2003                                       189  $6.43to $6.43       402       0.00%  1.49%to  1.49% 27.60%to   27.60%
     AIM V.I. Core Equity Fund
        2007                                         8 $11.57to$11.57        98       0.75%  1.40%to  1.49%  6.51%to    6.51%
        2006                                        12 $10.87to$10.87       136       2.00%  1.49%to  1.49%  8.22%to    8.22%
        2005                                        22  $6.83to $6.83       151       0.67%  1.49%to  1.49%  4.10%to    4.10%
        2004                                        23  $6.56to $6.56       150       0.70%  1.49%to  1.49%  4.20%to    4.20%
        2003                                        23  $6.30to $6.30       145       0.00%  1.49%to  1.49% 23.23%to   23.23%
     Alger American Growth Portfolio
        2007                                        28  $9.84to $9.91       279       0.29%  1.40%to  1.49% 18.16%to   18.27%
        2006                                        45  $8.32to $8.38       380       0.24%  1.40%to  1.49%  3.60%to    3.69%
        2005                                        59  $8.03to $8.08       473       0.21%  1.40%to  1.49% 10.38%to   10.48%
        2004                                        68  $7.28to $7.31       499       0.00%  1.40%to  1.49%  3.93%to    4.03%
        2003                                        80  $7.00to $7.03       563       0.00%  1.40%to  1.49% 33.16%to   33.28%
     Alger American Leveraged AllCap
     Portfolio
        2007                                        23 $11.97to$12.06       275       0.00%  1.40%to  1.49% 31.55%to   31.67%
        2006                                        29  $9.10to $9.16       269       0.00%  1.40%to  1.49% 17.50%to   17.61%
        2005                                        40  $7.75to $7.79       313       0.00%  1.40%to  1.49% 12.76%to   12.86%
        2004                                        53  $6.87to $6.90       368       0.00%  1.40%to  1.49%  6.58%to    6.68%
        2003                                        62  $6.45to $6.47       399       0.00%  1.40%to  1.49% 32.73%to   32.85%
     Alger American MidCap Growth Portfolio
        2007                                         5 $16.98to$16.98        85       0.00%  1.40%to  1.49% 29.60%to   29.60%
        2006                                         7 $13.11to$13.11        92       0.00%  1.49%to  1.49%  8.52%to    8.52%
        2005                                         8 $12.08to$12.08        94       0.00%  1.49%to  1.49%  8.20%to    8.20%
        2004                                         8 $11.16to$11.16        92       0.00%  1.49%to  1.49% 11.37%to   11.37%
        2003                                         9 $10.02to$10.02        87       0.00%  1.49%to  1.49% 45.61%to   45.61%


                                       99

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements (continued)
December 31, 2007

6. FINANCIAL HIGHLIGHTS (CONTINUED)

     A summary of units outstanding (thousands), unit values, net assets
     (thousands), ratios, and total returns for variable annuity contracts for the years ended December 31, 2007, 2006, 2005, 2004 and 2003 is as follows:

                                                       At December 31                   For the year ended December 31
                                           -----------------------------------------------------------------------------------
                                              Units      Unit Fair      Net Assets Investment  Expense Ratio     Total Return
                                           Outstanding Value lowest                  Income      lowest to        lowest to
                                                       to highest                    Ratio*      highest**        highest***
     Alger American Small Capitalization
     Portfolio
        2007                                        -  $9.34to  $9.34         2      0.00%  1.40%to  1.49%  15.50%to   15.50%
        2006                                        -  $8.09to  $8.09         1      0.00%  1.49%to  1.49%  18.25%to   18.25%
        2005                                        -  $6.84to  $6.84         1      0.00%  1.49%to  1.49%  15.16%to   15.16%
        2004                                        -  $5.94to  $5.94         1      0.00%  1.49%to  1.49%  14.84%to   14.84%
        2003                                        -  $5.17to  $5.17         1      0.00%  1.49%to  1.49%  40.24%to   40.24%
     AZL AIM International Equity Fund
        2007                                      272 $18.37to $20.00     5,106      0.54%  1.25%to  3.05%  10.92%to   14.04%
        2006                                      402 $16.47to $17.47     6,720      0.24%  1.49%to  2.75%  23.61%to   25.17%
        2005                                      112 $13.33to $13.96     1,508      0.27%  1.49%to  2.75%  13.22%to   14.65%
        2004                                       62 $11.77to $12.18       731      0.00%  1.49%to  2.75%  18.80%to   20.31%
        2003                                        8 $10.02to $10.12        82      0.00%  1.49%to  2.10%  24.50%to   25.26%
     AZL Columbia Technology Fund
        2007                                      271  $9.21to $10.11     2,544      0.00%  1.25%to  3.05%  18.78%to   22.30%
        2006                                      166  $7.72to  $8.27     1,314      0.00%  1.40%to  2.75%  -0.22%to    1.14%
        2005                                       98  $7.73to  $8.18       779      0.00%  1.40%to  2.75%  -2.02%to   -0.69%
        2004                                       78  $7.89to  $8.24       631      0.00%  1.40%to  2.75%  -6.93%to   -5.66%
        2003                                       53  $8.60to  $8.73       456      0.00%  1.40%to  2.10%  39.01%to   39.98%
     AZL Davis NY Venture Fund
        2007                                      821 $12.47to $13.68    10,524      0.40%  1.25%to  3.05%   0.78%to    3.77%
        2006                                      994 $12.31to $13.20    12,450      0.30%  1.40%to  2.75%  10.83%to   12.33%
        2005                                      543 $11.11to $11.75     6,133      0.14%  1.40%to  2.75%   6.72%to    8.16%
        2004                                      260 $10.41to $10.86     2,767      0.27%  1.40%to  2.75%   7.55%to    9.02%
        2003                                       99  $9.82to  $9.97       980      0.84%  1.40%to  2.10%  26.74%to   27.63%
     AZL Dreyfus Founders Equity Growth
     Fund
        2007                                      446 $10.61to $11.63     4,877      0.06%  1.25%to  3.05%   5.24%to    8.36%
        2006                                      227 $10.03to $10.75     2,326      0.00%  1.40%to  2.75%   9.87%to   11.36%
        2005                                      155  $9.12to  $9.65     1,443      0.31%  1.40%to  2.75%   1.73%to    3.11%
        2004                                      112  $8.97to  $9.36     1,032      0.00%  1.40%to  2.75%   4.79%to    6.22%
        2003                                       75  $8.68to  $8.81       657      0.00%  1.40%to  2.10%  21.66%to   22.52%
     AZL Dreyfus Premier Small Cap Value
     Fund
        2007                                      199 $11.84to $12.42     2,383      0.28%  1.25%to  3.05% -11.20%to   -9.25%
        2006                                      205 $13.26to $13.72     2,739      0.10%  1.49%to  2.75%  10.33%to   11.73%
        2005                                      120 $12.02to $12.28     1,444      0.00%  1.49%to  2.75%   0.59%to    1.70%
        2004(3)                                      39 $11.95to $12.04       471      0.00%  1.65%to  2.75%  18.80%to   19.67%


                                      100

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements (continued)
December 31, 2007

6. FINANCIAL HIGHLIGHTS (CONTINUED)

     A summary of units outstanding (thousands), unit values, net assets
     (thousands), ratios, and total returns for variable annuity contracts for the years ended December 31, 2007, 2006, 2005, 2004 and 2003 is as follows:

                                                       At December 31                   For the year ended December 31
                                           -----------------------------------------------------------------------------------
                                              Units      Unit Fair      Net Assets Investment  Expense Ratio     Total Return
                                           Outstanding Value lowest                  Income      lowest to        lowest to
                                                       to highest                    Ratio*      highest**        highest***
     AZL First Trust Target Double Play
     Fund
        2007?                                      39 $10.48to $10.62       412      0.00%  1.25%to  3.05%   3.74%to    5.50%
     AZL Franklin Small Cap Value Fund
        2007                                      322 $16.42to $17.61     5,370      0.54%  1.25%to  3.05%  -7.46%to   -5.14%
        2006                                      365 $17.65to $18.48     6,507      0.30%  1.49%to  2.75%  12.29%to   13.71%
        2005                                      242 $15.72to $16.25     3,831      0.59%  1.49%to  2.75%   4.14%to    5.45%
        2004                                      100 $15.09to $15.41     1,519      0.00%  1.49%to  2.75%  19.75%to   21.27%
        2003                                       21 $12.66to $12.71       262      0.88%  1.49%to  2.10%  26.59%to   27.10%
     AZL Fusion Balanced Fund
        2007                                      873 $11.69to $12.17    10,317      1.61%  1.25%to  3.05%   3.65%to    5.78%
        2006                                      488 $11.22to $11.46     5,492      0.31%  1.49%to  2.75%   6.53%to    7.87%
        2005(3)                                     157 $10.53to $10.61     1,658      0.00%  1.49%to  2.75%   5.36%to    6.25%
     AZL Fusion Growth Fund
        2007                                    1,990 $12.36to $12.86    24,767      0.51%  1.25%to  3.05%   2.34%to    4.43%
        2006                                    1,430 $12.01to $12.27    17,222      0.07%  1.49%to  2.75%   9.17%to   10.55%
        2005(3)                                     448 $11.00to $11.10     4,941      0.00%  1.49%to  2.75%  10.07%to   11.00%
     AZL Fusion Moderate Fund
        2007                                    1,748 $11.96to $12.45    21,158      1.04%  1.25%to  3.05%   3.10%to    5.21%
        2006                                    1,268 $11.54to $11.75    14,699      0.23%  1.49%to  2.75%   7.72%to    9.08%
        2005(3)                                     590 $10.71to $10.79     6,334      0.00%  1.49%to  2.75%   7.13%to    8.03%
     AZL Jennison 20/20 Focus Fund
        2007                                      257 $14.34to $14.93     3,716      0.19%  1.25%to  3.05%   7.15%to    9.35%
        2006                                      201 $13.32to $13.60     2,684      0.00%  1.49%to  2.75%   9.73%to   11.12%
        2005(3)                                      76 $12.14to $12.24       926      0.25%  1.49%to  2.75%  21.38%to   22.40%
     AZL Jennison Growth Fund
        2007                                      157 $12.65to $13.16     2,006      0.00%  1.25%to  3.05%   7.34%to    9.54%
        2006                                       98 $11.72to $11.97     1,156      0.00%  1.49%to  2.75%  -1.18%to    0.07%
        2005(3)                                      28 $11.86to $11.96       331      0.00%  1.49%to  2.75%  18.62%to   19.61%
     AZL Legg Mason Growth Fund
        2007                                      436 $12.37to $13.47     5,511      0.00%  1.25%to  3.05%  11.30%to   14.44%
        2006                                      157 $11.06to $11.73     1,755      0.00%  1.49%to  2.75%  -2.03%to   -0.79%
        2005                                       67 $11.28to $11.82       761      0.00%  1.49%to  2.75%   8.05%to    9.42%
        2004                                       29 $10.44to $10.80       306      0.00%  1.49%to  2.75%   5.14%to    6.47%
        2003                                        7 $10.04to $10.14        66      0.00%  1.49%to  2.10%  33.65%to   34.46%

                                      101

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements (continued)
December 31, 2007

6. FINANCIAL HIGHLIGHTS (CONTINUED)

     A summary of units outstanding (thousands), unit values, net assets
     (thousands), ratios, and total returns for variable annuity contracts for the years ended December 31, 2007, 2006, 2005, 2004 and 2003 is as follows:

                                                      At December 31                   For the year ended December 31
                                           -----------------------------------------------------------------------------------
                                              Units      Unit Fair      Net Assets Investment  Expense Ratio     Total Return
                                           Outstanding Value lowest                  Income      lowest to        lowest to
                                                       to highest                    Ratio*      highest**        highest***
     AZL Legg Mason Value Fund
        2007                                      435 $10.73to $11.77     4,799      0.00%  1.25%to  3.05%  -9.22%to   -6.53%
        2006                                      487 $11.76to $12.61     5,846      0.00%  1.40%to  2.75%   3.82%to    5.23%
        2005                                      372 $11.33to $11.98     4,284      0.00%  1.40%to  2.75%   3.39%to    4.79%
        2004                                      123 $10.95to $11.43     1,367      0.42%  1.40%to  2.75%  12.02%to   13.55%
        2003                                       42  $9.92to $10.07       418      1.56%  1.40%to  2.10%  23.27%to   24.14%
     AZL LMP Large Cap Growth Fund
        2007                                      303 $10.76to $11.58     3,327      0.00%  1.25%to  3.05%   1.32%to    4.17%
        2006                                      334 $10.56to $11.20     3,584      0.00%  1.49%to  2.75%   1.41%to    2.69%
        2005                                      309 $10.42to $10.91     3,260      0.34%  1.49%to  2.75%   6.73%to    8.08%
        2004                                      162  $9.76to $10.10     1,604      0.00%  1.49%to  2.75%   1.53%to    2.83%
        2003                                       32  $9.72to  $9.82       313      0.00%  1.49%to  2.10%  21.80%to   22.55%
     AZL Money Market Fund
        2007                                    1,968  $9.73to $11.24    19,915      4.70%  1.25%to  3.05%   1.64%to    3.49%
        2006                                    1,683  $9.54to $10.70    16,635      4.41%  1.40%to  2.75%   1.62%to    2.99%
        2005                                    1,485  $9.39to $10.45    14,627      2.61%  1.40%to  2.75%  -0.20%to    1.15%
        2004                                      679  $9.41to $10.29     6,670      0.74%  1.40%to  2.75%  -2.06%to   -0.73%
        2003                                      491  $9.79to $10.37     4,897      0.32%  1.40%to  2.10%  -1.74%to   -1.05%
     AZL NACM International Fund
        2007?                                       9  $9.39to  $9.48        87      0.00%  1.25%to  3.05%  -6.43%to   -5.19%
     AZL Neuberger Berman Regency Fund
        2007                                       95 $10.09to $10.34       965      0.00%  1.25%to  3.05%   0.50%to    2.56%
        2006?                                      40  $9.99to $10.06       405      0.42%  1.49%to  2.75%  -0.12%to    0.72%
     AZL OCC Opportunity Fund
        2007                                      250 $15.44to $16.81     3,925      0.00%  1.25%to  3.05%   5.37%to    8.33%
        2006                                      396 $14.58to $15.46     5,832      0.00%  1.49%to  2.75%   8.66%to   10.03%
        2005                                      156 $13.42to $14.05     2,113      0.00%  1.49%to  2.75%   2.24%to    3.53%
        2004                                      117 $13.12to $13.57     1,548      0.00%  1.49%to  2.75%   4.83%to    6.17%
        2003                                       14 $12.66to $12.79       184      0.00%  1.49%to  2.10%  58.66%to   59.64%
     AZL OCC Value Fund
        2007                                      546 $13.66to $14.85     7,672      1.09%  1.25%to  3.05%  -8.81%to   -6.11%
        2006                                      390 $14.90to $15.98     5,949      0.87%  1.40%to  2.75%  16.86%to   18.44%
        2005                                      405 $12.75to $13.49     5,265      0.26%  1.40%to  2.75%  -0.11%to    1.24%
        2004                                      294 $12.77to $13.33     3,826      0.17%  1.40%to  2.75%  13.35%to   14.90%
        2003                                       88 $11.42to $11.60     1,010      0.89%  1.40%to  2.10%  42.19%to   43.19%

                                      102

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements (continued)
December 31, 2007

6. FINANCIAL HIGHLIGHTS (CONTINUED)

     A summary of units outstanding (thousands), unit values, net assets
     (thousands), ratios, and total returns for variable annuity contracts for the years ended December 31, 2007, 2006, 2005, 2004 and 2003 is as follows:

                                                      At December 31                   For the year ended December 31
                                           -----------------------------------------------------------------------------------
                                              Units      Unit Fair      Net Assets Investment  Expense Ratio     Total Return
                                           Outstanding Value lowest                  Income      lowest to        lowest to
                                                       to highest                    Ratio*      highest**        highest***
     AZL Oppenheimer Global Fund
        2007                                      482 $14.50to $15.32     7,056      0.45%  1.25%to  3.05%   2.34%to    4.59%
        2006                                      452 $14.09to $14.58     6,398      0.06%  1.49%to  2.75%  13.15%to   14.58%
        2005                                      317 $12.46to $12.72     3,956      0.00%  1.49%to  2.75%   9.57%to   10.96%
        2004(2)                                     130 $11.37to $11.45     1,482      0.00%  1.65%to  2.75%  13.71%to   14.54%
     AZL Oppenheimer International Growth
     Fund
        2007                                      288 $18.87to $20.69     5,592      0.61%  1.25%to  3.05%   8.66%to   11.88%
        2006                                      190 $17.27to $18.52     3,349      0.00%  1.40%to  2.75%  25.49%to   27.20%
        2005                                      102 $13.76to $14.56     1,420      0.00%  1.40%to  2.75%  11.09%to   12.49%
        2004                                       30 $12.39to $12.89       378      0.65%  1.49%to  2.75%  11.37%to   12.79%
        2003                                        4 $11.33to $11.43        50      0.00%  1.49%to  1.90%  31.26%to   31.80%
     AZL Oppenheimer Main Street Fund
        2007                                      388 $12.31to $13.01     4,840      0.54%  1.25%to  3.05%   0.44%to    2.65%
        2006                                      420 $12.20to $12.61     5,154      0.56%  1.49%to  2.75%  11.49%to   12.90%
        2005                                      323 $10.94to $11.17     3,552      0.00%  1.49%to  2.75%   2.60%to    3.90%
        2004(2)                                     195 $10.66to $10.75     2,088      0.98%  1.49%to  2.75%   6.64%to    7.54%
     AZL PIMCO Fundamental IndexPLUS Total
     Return Fund
        2007                                       12 $11.39to $11.61       140      8.69%  1.25%to  3.05%   3.22%to    5.33%
        2006?                                      19 $10.98to $11.04       207     12.24%  1.49%to  2.75%   9.84%to   10.76%
     AZL S&P 500 Index Fund
        2007?                                      72  $9.79to  $9.90       704      4.97%  1.25%to  3.05%  -2.38%to   -1.03%
     AZL Schroder Emerging Markets Equity
     Fund CL 1
        2007?                                       2 $13.65to $13.65        23      0.00%  1.40%to  1.49%  20.98%to   21.05%
     AZL Schroder Emerging Markets Equity
     Fund CL 2
        2007                                    1,042 $13.15to $13.49    13,766      0.02%  1.25%to  3.05%  26.10%to   28.69%
        2006?                                     373 $10.38to $10.47     3,880      0.30%  1.49%to  2.75%   3.79%to    4.67%
     AZL Schroder International Small Cap
     Fund
        2007?                                      37  $9.16to  $9.25       341      0.00%  1.25%to  3.05%  -8.69%to   -7.48%
     AZL Small Cap Stock Index Fund
        2007?                                      50  $9.25to  $9.34       463      1.54%  1.25%to  3.05%  -7.84%to   -6.61%
     AZL TargetPLUS Balanced Fund
        2007?                                      36 $10.04to $10.13       366      6.06%  1.25%to  3.05%   0.04%to    1.37%

                                      103

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements (continued)
December 31, 2007

6. FINANCIAL HIGHLIGHTS (CONTINUED)

     A summary of units outstanding (thousands), unit values, net assets
     (thousands), ratios, and total returns for variable annuity contracts for the years ended December 31, 2007, 2006, 2005, 2004 and 2003 is as follows:
                                                      At December 31                   For the year ended December 31
                                           -----------------------------------------------------------------------------------
                                              Units      Unit Fair      Net Assets Investment  Expense Ratio     Total Return
                                           Outstanding Value lowest                  Income      lowest to        lowest to
                                                       to highest                    Ratio*      highest**        highest***
AZL TargetPLUS Equity Fund
   2007?                                       155$10.38 to $10.54     1,613      1.03% 1.25% to  3.05%   3.01%to   4.77%
AZL TargetPLUS Growth Fund
   2007?                                        96 $9.86 to  $9.95       949      3.14% 1.25% to  3.05%  -1.81%to  -0.50%
AZL TargetPLUS Moderate Fund
   2007?                                        33$10.00 to $10.09       327      3.17% 1.25% to  3.05%  -0.42%to   0.90%
AZL Turner Quantitative Small Cap
Growth Fund
   2007                                         77$12.32 to $12.82       952      0.00% 1.25% to  3.05%   2.64%to   4.75%
   2006                                         69$11.94 to $12.19       824      0.00% 1.49% to  2.75%   8.30%to   9.67%
AZL Van Kampen Comstock Fund
   2007                                        712$11.32 to $12.51     8,290      1.29% 1.25% to  3.05%  -5.38%to  -2.42%
   2006                                        478$11.90 to $12.85     5,814      1.09% 1.40% to  2.75%  12.63%to  14.16%
   2005                                        388$10.57 to $11.25     4,185      0.43% 1.40% to  2.75%   1.11%to   2.48%
   2004                                        248$10.45 to $10.98     2,647      0.44% 1.40% to  2.75%  13.93%to  15.48%
   2003                                         66 $9.33 to  $9.51       620      1.10% 1.40% to  2.10%  27.82%to  28.72%
AZL Van Kampen Equity and Income Fund
   2007                                        143$12.21 to $12.90     1,776      1.45% 1.25% to  3.05%  -0.27%to   1.92%
   2006                                        137$12.18 to $12.60     1,689      1.02% 1.49% to  2.75%   9.48%to  10.86%
   2005                                        105$11.13 to $11.33     1,170      0.00% 1.65% to  2.75%   3.86%to   5.18%
   2004(2)                                        26$10.71 to $10.77       274      0.91% 1.90% to  2.75%   7.15%to   7.75%
AZL Van Kampen Global Franchise Fund
   2007                                        378$18.18 to $19.50     6,967      0.00% 1.25% to  3.05%   6.27%to   8.93%
   2006                                        318$17.01 to $17.82     5,452      1.59% 1.49% to  2.75%  17.97%to  19.47%
   2005                                        196$14.42 to $14.92     2,844      0.00% 1.49% to  2.75%   8.62%to  10.00%
   2004                                         58$13.28 to $13.56       772      0.00% 1.49% to  2.75%   9.15%to  10.54%
   2003                                          5$12.22 to $12.27        58      0.00% 1.49% to  2.10%  22.17%to  22.67%
AZL Van Kampen Global Real Estate Fund
   2007                                        185$10.61 to $10.88     1,977      0.39% 1.25% to  3.05% -11.63%to  -9.82%
   2006?                                       283$11.94 to $12.04     3,388      2.72% 1.49% to  2.75%  19.46%to  20.46%
AZL Van Kampen Growth and Income Fund
   2007                                        328$13.06 to $14.29     4,422      1.07% 1.25% to  3.05%  -0.68%to   2.43%
   2006                                        424$13.08 to $14.12     5,701      0.83% 1.40% to  2.75%  12.76%to  14.29%
   2005                                        324$11.60 to $12.35     3,839      0.38% 1.40% to  2.75%   6.28%to   7.72%
   2004                                        187$10.91 to $11.47     2,091      0.36% 1.40% to  2.75%  10.72%to  12.23%
   2003                                         93$10.03 to $10.22       944      1.15% 1.40% to  2.10%  24.81%to  25.69%

                                      104

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements (continued)
December 31, 2007

6. FINANCIAL HIGHLIGHTS (CONTINUED)

     A summary of units outstanding (thousands), unit values, net assets
     (thousands), ratios, and total returns for variable annuity contracts for the years ended December 31, 2007, 2006, 2005, 2004 and 2003 is as follows:

                                                      At December 31                   For the year ended December 31
                                           -----------------------------------------------------------------------------------
                                              Units      Unit Fair      Net Assets Investment  Expense Ratio     Total Return
                                           Outstanding Value lowest                  Income      lowest to        lowest to
                                                       to highest                    Ratio*      highest**        highest***
     AZL Van Kampen Mid Cap Growth Fund
        2007                                    1,158 $14.80to $16.36    17,475      0.01%  1.25%to  3.05%  18.24%to   21.93%
        2006                                      325 $12.45to $13.44     4,145      0.00%  1.40%to  2.75%   6.25%to    7.69%
        2005                                      201 $11.72to $12.48     2,404      0.00%  1.40%to  2.75%  14.36%to   15.91%
        2004                                      117 $10.25to $10.77     1,225      0.00%  1.40%to  2.75%  17.94%to   19.54%
        2003                                       27  $8.84to  $9.01       240      0.00%  1.40%to  2.10%  25.76%to   26.65%
     Davis VA Financial Portfolio
        2007                                      161 $11.33to $16.00     1,895      0.97%  1.25%to  3.05%  -8.88%to   -7.22%
        2006                                      158 $12.39to $16.98     2,030      0.75%  1.49%to  2.75%  15.30%to   16.76%
        2005                                      111 $10.75to $14.55     1,237      0.65%  1.49%to  2.75%   5.45%to    6.78%
        2004                                       65 $10.19to $13.62       705      0.43%  1.49%to  2.75%   7.32%to    8.68%
        2003                                       22  $9.68to $12.53       232      0.92%  1.49%to  2.10%  29.41%to   30.20%
     Davis VA Real Estate Portfolio
        2007                                        -  $0.00to  $0.00         -      0.00%  1.40%to  1.49% -16.74%to  -16.74%
        2006                                        1 $35.48to $35.48        37      3.08%  1.49%to  1.49%  32.39%to   32.39%
        2005                                        1 $26.80to $26.80        28      3.88%  1.49%to  1.49%  11.46%to   11.46%
        2004                                        1 $24.04to $24.04        25      4.28%  1.49%to  1.49%  31.35%to   31.35%
        2003                                        1 $18.30to $18.30        22      5.30%  1.49%to  1.49%  34.77%to   34.77%
     Davis VA Value Portfolio
        2007                                       55 $11.93to $14.16       719      0.70%  1.40%to  2.75%   1.78%to    3.08%
        2006                                      108 $11.72to $13.73     1,348      0.77%  1.49%to  2.75%  11.89%to   13.30%
        2005                                      120 $10.48to $12.12     1,330      0.96%  1.49%to  2.75%   6.48%to    7.83%
        2004                                      138  $9.84to $11.24     1,434      0.86%  1.49%to  2.75%   9.28%to   10.66%
        2003                                      112  $9.18to $10.16     1,069      1.38%  1.49%to  2.10%  27.06%to   27.84%
     Dreyfus IP Small Cap Stock Index
     Portfolio
        2007                                      251 $13.44to $14.63     3,453      0.53%  1.25%to  2.75%  -3.36%to   -1.90%
        2006                                      302 $13.91to $14.75     4,279      0.36%  1.49%to  2.75%  11.32%to   12.72%
        2005                                      243 $12.49to $13.09     3,072      0.00%  1.49%to  2.75%   4.33%to    5.65%
        2004                                      165 $11.98to $12.39     2,003      0.71%  1.49%to  2.75%  18.57%to   20.08%
        2003                                       31 $10.21to $10.31       322      1.19%  1.49%to  2.10%  34.92%to   35.74%

                                      105

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements (continued)
December 31, 2007

6. FINANCIAL HIGHLIGHTS (CONTINUED)

     A summary of units outstanding (thousands), unit values, net assets
     (thousands), ratios, and total returns for variable annuity contracts for the years ended December 31, 2007, 2006, 2005, 2004 and 2003 is as follows:

                                                      At December 31                   For the year ended December 31
                                           -----------------------------------------------------------------------------------
                                              Units      Unit Fair      Net Assets Investment  Expense Ratio     Total Return
                                           Outstanding Value lowest                  Income      lowest to        lowest to
                                                       to highest                    Ratio*      highest**        highest***

     Dreyfus Stock Index Fund
        2007                                      403 $12.58to $13.77     5,258      1.47%  1.25%to  2.75%   2.13%to    3.78%
        2006                                      528 $12.31to $13.27     6,692      1.47%  1.40%to  2.75%  12.09%to   13.90%
        2005                                      497 $10.99to $11.65     5,609      1.39%  1.40%to  2.75%   1.61%to    3.24%
        2004                                      489 $10.81to $11.29     5,409      1.79%  1.40%to  2.75%   7.35%to    9.10%
        2003                                      247 $10.18to $10.35     2,537      1.46%  1.40%to  2.10%  25.39%to   26.58%
     Franklin Global Communications
     Securities Fund
        2007                                      615 $24.33to $32.04    18,502      0.00%  1.25%to  3.05%  20.23%to   28.74%
        2006                                      557 $20.13to $26.08    14,260      0.34%  1.40%to  2.75%  21.19%to   22.96%
        2005                                      606 $16.61to $21.21    12,775      2.75%  1.40%to  2.75%  12.66%to   14.51%
        2004                                      699 $14.75to $18.52    12,935      1.02%  1.40%to  2.75%  11.07%to   13.06%
        2003                                      773 $14.62to $16.38    12,649      0.92%  1.40%to  2.10%  37.52%to   38.51%
     Franklin Growth and Income Securities
     Fund
        2007                                      809 $28.40to $37.40    29,733      2.39%  1.25%to  2.75%  -6.33%to   -4.81%
        2006                                      948 $30.32to $39.29    36,601      2.57%  1.40%to  2.75%  13.60%to   15.43%
        2005                                    1,059 $26.70to $34.04    35,744      2.72%  1.40%to  2.75%   0.71%to    2.27%
        2004                                    1,184 $26.51to $33.29    39,356      2.60%  1.40%to  2.75%   7.61%to    9.36%
        2003                                    1,332 $27.12to $30.44    40,473      3.23%  1.40%to  2.10%  23.08%to   24.31%
     Franklin High Income Securities Fund
        2007                                      398 $19.70to $26.12     9,555      6.97%  1.25%to  3.05%  -0.60%to    6.44%
        2006                                      478 $19.72to $25.54    11,308      6.14%  1.40%to  2.75%   6.41%to    7.96%
        2005                                      436 $18.53to $23.66     9,773      6.30%  1.40%to  2.75%   0.52%to    2.29%
        2004                                      582 $18.44to $23.13    12,925      5.49%  1.40%to  2.75%   6.89%to    8.50%
        2003                                      505 $18.99to $21.32    10,611      8.91%  1.40%to  2.10%  28.45%to   29.67%
     Franklin Income Securities Fund
        2007                                      983 $37.63to $49.89    45,280      3.56%  1.25%to  3.05%   0.40%to    7.51%
        2006                                    1,008 $37.29to $48.33    45,754      3.63%  1.40%to  2.75%  15.04%to   16.83%
        2005                                    1,019 $32.41to $41.37    40,583      3.53%  1.40%to  2.75%  -1.14%to    0.42%
        2004                                      978 $32.79to $41.20    39,699      3.19%  1.40%to  2.75%  10.76%to   12.54%
        2003                                      935 $32.59to $36.61    34,141      5.24%  1.40%to  2.10%  28.98%to   30.26%

                                      106

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements (continued)
December 31, 2007

6. FINANCIAL HIGHLIGHTS (CONTINUED)

     A summary of units outstanding (thousands), unit values, net assets
     (thousands), ratios, and total returns for variable annuity contracts for the years ended December 31, 2007, 2006, 2005, 2004 and 2003 is as follows:

                                                       At December 31                   For the year ended December 31
                                           -----------------------------------------------------------------------------------
                                              Units      Unit Fair      Net Assets Investment  Expense Ratio     Total Return
                                           Outstanding Value lowest                  Income      lowest to        lowest to
                                                       to highest                    Ratio*      highest**        highest***
     Franklin Large Cap Growth Securities
     Fund
        2007                                      469 $18.01to $21.58     9,665      0.87%  1.25%to  2.75%   3.33%to    5.04%
        2006                                      576 $17.43to $20.54    11,306      0.86%  1.40%to  2.75%   7.90%to    9.63%
        2005                                      662 $16.15to $18.74    12,037      0.68%  1.40%to  2.75%  -1.68%to   -0.10%
        2004                                      655 $16.43to $18.76    12,084      0.54%  1.40%to  2.75%   5.00%to    6.72%
        2003                                      644 $16.45to $17.58    11,290      0.73%  1.40%to  2.10%  24.31%to   25.37%
     Franklin Money Market Fund
        2007                                      322 $16.51to $16.79     5,420      4.45%  1.40%to  1.49%   2.97%to    3.06%
        2006                                      390 $16.03to $16.29     6,374      4.32%  1.40%to  1.49%   2.84%to    2.93%
        2005                                      372 $15.59to $15.83     5,890      2.50%  1.40%to  1.49%   1.04%to    1.13%
        2004                                      423 $15.43to $15.65     6,624      0.72%  1.40%to  1.49%  -0.76%to   -0.67%
        2003                                      501 $15.55to $15.76     7,899      0.53%  1.40%to  1.49%  -0.96%to   -0.87%
     Franklin Real Estate Fund
        2007                                      203 $41.56to $54.76    10,219      2.44%  1.25%to  2.75% -23.02%to  -21.76%
        2006                                      265 $53.99to $69.99    17,030      2.11%  1.40%to  2.75%  17.32%to   19.20%
        2005                                      284 $46.01to $58.72    15,645      1.49%  1.40%to  2.75%  10.40%to   12.16%
        2004                                      275 $41.68to $52.35    14,022      1.96%  1.40%to  2.75%  28.22%to   30.34%
        2003                                      238 $35.78to $40.16     9,513      2.58%  1.40%to  2.10%  32.93%to   34.19%
     Franklin Rising Dividends Securities
     Fund
        2007                                      855 $29.92to $37.84    30,953      2.47%  1.25%to  2.75%  -5.34%to   -3.78%
        2006                                      992 $31.61to $39.32    37,380      1.20%  1.40%to  2.75%  13.95%to   15.80%
        2005                                    1,114 $27.74to $33.96    36,591      0.98%  1.40%to  2.75%   0.63%to    2.24%
        2004                                    1,119 $27.56to $33.21    36,526      0.71%  1.40%to  2.75%   7.98%to    9.70%
        2003                                    1,058 $27.59to $30.28    31,911      0.97%  1.40%to  2.10%  22.00%to   23.14%
     Franklin Smaller Cap Value Securities
     Fund
        2007                                      181 $15.87to $18.50     3,114      0.76%  1.40%to  2.75%  -5.04%to   -3.50%
        2006                                      228 $16.71to $19.17     4,125      0.74%  1.40%to  2.75%  13.82%to   15.68%
        2005                                      263 $14.68to $16.57     4,147      0.87%  1.40%to  2.75%   5.82%to    7.48%
        2004                                      247 $13.87to $15.42     3,695      0.27%  1.40%to  2.75%  20.38%to   22.36%
        2003                                      149 $11.96to $12.60     1,865      0.28%  1.40%to  2.10%  29.38%to   30.63%


                                      107

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements (continued)
December 31, 2007

6. FINANCIAL HIGHLIGHTS (CONTINUED)

     A summary of units outstanding (thousands), unit values, net assets
     (thousands), ratios, and total returns for variable annuity contracts for the years ended December 31, 2007, 2006, 2005, 2004 and 2003 is as follows:
                                                      At December 31                   For the year ended December 31
                                           -----------------------------------------------------------------------------------
                                              Units      Unit Fair      Net Assets Investment  Expense Ratio     Total Return
                                           Outstanding Value lowest                  Income      lowest to        lowest to
                                                       to highest                    Ratio*      highest**        highest***
     Franklin Small-Mid Cap Growth
     Securities Fund
        2007                                      292 $21.49to $25.81     7,335      0.00%  1.25%to  2.75%   8.21%to    9.95%
        2006                                      365 $19.86to $23.47     8,316      0.00%  1.40%to  2.75%   5.75%to    7.44%
        2005                                      444 $18.78to $21.84     9,508      0.00%  1.40%to  2.75%   1.95%to    3.63%
        2004                                      473 $18.42to $21.08     9,938      0.00%  1.40%to  2.75%   8.44%to   10.15%
        2003                                      507 $17.91to $19.14     9,680      0.00%  1.40%to  2.10%  34.39%to   35.69%
     Franklin Templeton VIP Founding Funds
     Allocation Fund
        2007                                      156  $9.18to  $9.25     1,434      0.00%  1.25%to  3.05%  -8.36%to   -7.47%
     Franklin U.S. Government Fund
        2007                                      898 $20.29to $26.96    22,936      4.79%  1.25%to  3.05%   3.16%to   10.40%
        2006                                    1,058 $19.56to $25.37    25,641      4.47%  1.40%to  2.75%   1.20%to    2.86%
        2005                                    1,282 $19.33to $24.67    30,472      4.28%  1.40%to  2.75%  -0.37%to    1.22%
        2004                                    1,304 $19.40to $24.37    30,923      5.07%  1.40%to  2.75%   0.66%to    2.27%
        2003                                    1,348 $21.22to $23.83    31,969      5.16%  1.40%to  2.10%   0.09%to    1.01%
     Franklin Zero Coupon 2010 Fund
        2007                                      124 $31.02to $39.98     4,581      4.95%  1.25%to  3.05%   5.11%to   12.43%
        2006                                      132 $29.36to $37.33     4,577      4.23%  1.40%to  2.75%  -0.07%to    1.29%
        2005                                      131 $29.38to $36.85     4,593      3.94%  1.40%to  2.75%  -1.21%to    0.13%
        2004                                      126 $29.74to $36.80     4,542      4.75%  1.40%to  2.75%   1.87%to    3.26%
        2003                                      131 $32.14to $35.64     4,627      3.70%  1.40%to  2.10%   1.44%to    2.15%
     J.P. Morgan International
     Opportunities Portfolio
        2007                                        1 $12.17to $12.17        12      0.00%  1.40%to  1.49%   7.71%to    7.71%
        2006                                        1 $11.30to $11.30        12      0.00%  1.49%to  1.49%  20.24%to   20.24%
        2005                                        1  $9.40to  $9.40        10      0.00%  1.49%to  1.49%   9.06%to    9.06%
        2004                                        1  $8.62to  $8.62         9      0.00%  1.49%to  1.49%  16.61%to   16.61%
        2003                                        1  $7.39to  $7.39         8      0.00%  1.49%to  1.49%  30.48%to   30.48%
     J.P. Morgan U.S. Large Cap Core Equity Portfolio
        2007                                        2  $9.35to  $9.35        15      0.00%  1.40%to  1.49%   0.15%to    0.15%
        2006                                        2  $9.33to  $9.33        15      0.00%  1.49%to  1.49%  14.85%to   14.85%
        2005                                        2  $8.13to  $8.13        13      0.00%  1.49%to  1.49%  -0.14%to   -0.14%
        2004                                        2  $8.14to  $8.14        13      0.00%  1.49%to  1.49%   7.86%to    7.86%
        2003                                        2  $7.54to  $7.54        12      0.00%  1.49%to  1.49%  26.24%to   26.24%
                                      108

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements (continued)
December 31, 2007

6. FINANCIAL HIGHLIGHTS (CONTINUED)

     A summary of units outstanding (thousands), unit values, net assets
     (thousands), ratios, and total returns for variable annuity contracts for the years ended December 31, 2007, 2006, 2005, 2004 and 2003 is as follows:

                                                       At December 31                   For the year ended December 31
                                           -----------------------------------------------------------------------------------
                                              Units      Unit Fair      Net Assets Investment  Expense Ratio     Total Return
                                           Outstanding Value lowest                  Income      lowest to        lowest to
                                                       to highest                    Ratio*      highest**        highest***
     Jennison 20/20 Focus Portfolio
        2007                                       94 $15.95to $17.13     1,539      0.12%  1.25%to  2.75%   7.12%to    8.74%
        2006                                      107 $14.89to $15.80     1,624      0.00%  1.49%to  2.75%  10.54%to   11.93%
        2005                                      107 $13.47to $14.11     1,473      0.00%  1.49%to  2.75%  17.98%to   19.47%
        2004                                       85 $11.42to $11.81       984      0.00%  1.49%to  2.75%  12.24%to   13.67%
        2003                                       31 $10.29to $10.39       318      0.00%  1.49%to  2.10%  26.12%to   26.89%
     Mutual Discovery Securities Fund
        2007                                      732 $25.68to $30.42    20,783      1.57%  1.25%to  3.05%   8.23%to   13.23%
        2006                                      676 $23.61to $27.51    17,577      1.12%  1.40%to  2.75%  19.73%to   21.61%
        2005                                      582 $19.72to $22.62    12,660      1.33%  1.40%to  2.75%  12.83%to   14.66%
        2004                                      512 $17.47to $19.73     9,929      1.13%  1.40%to  2.75%  14.98%to   16.90%
        2003                                      460 $15.92to $16.88     7,736      1.83%  1.40%to  2.10%  26.31%to   27.40%
     Mutual Shares Securities Fund
        2007                                    1,224 $20.79to $24.65    27,956      1.55%  1.25%to  3.05%   0.13%to    4.75%
        2006                                    1,165 $20.65to $24.10    26,308      1.37%  1.40%to  2.75%  15.18%to   17.02%
        2005                                      980 $17.93to $20.60    19,434      0.97%  1.40%to  2.75%   7.56%to    9.29%
        2004                                      879 $16.67to $18.85    16,326      0.88%  1.40%to  2.75%   9.57%to   11.31%
        2003                                      889 $15.94to $16.93    14,987      1.17%  1.40%to  2.10%  22.55%to   23.74%
     OpCap Mid Cap Portfolio
        2007                                       79 $10.35to $10.61       818      0.22%  1.25%to  3.05%   3.99%to    5.89%
        2006?                                      13  $9.92to $10.00       130      0.00%  1.49%to  2.75%  -1.24%to   -0.41%
     Oppenheimer Global Securities Fund/VA
        2007                                      150 $13.78to $15.60     2,160      1.49%  1.40%to  2.75%   3.42%to    4.74%
        2006                                      210 $13.32to $14.89     2,918      1.02%  1.49%to  2.75%  14.51%to   15.96%
        2005                                      220 $11.63to $12.84     2,651      1.05%  1.49%to  2.75%  11.21%to   12.62%
        2004                                      232 $10.46to $11.40     2,504      0.90%  1.49%to  2.75%  15.92%to   17.40%
        2003                                       92  $9.20to  $9.71       869      0.52%  1.49%to  2.10%  40.05%to   40.90%
     Oppenheimer High Income Fund/VA
        2007                                       53 $11.71to $12.90       663      8.16%  1.25%to  2.75%  -2.83%to   -1.35%
        2006                                       90 $12.05to $13.11     1,141      7.80%  1.49%to  2.75%   6.46%to    7.81%
        2005                                      188 $11.32to $12.16     2,210      7.61%  1.49%to  2.75%  -0.45%to    0.80%
        2004                                      246 $11.37to $12.06     2,898      8.74%  1.49%to  2.75%   6.00%to    7.35%
        2003                                      171 $10.94to $11.23     1,886      3.62%  1.49%to  2.10%  21.38%to   22.12%

                                      109

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements (continued)
December 31, 2007

6. FINANCIAL HIGHLIGHTS (CONTINUED)

     A summary of units outstanding (thousands), unit values, net assets
     (thousands), ratios, and total returns for variable annuity contracts for the years ended December 31, 2007, 2006, 2005, 2004 and 2003 is as follows:

                                                      At December 31                   For the year ended December 31
                                           -----------------------------------------------------------------------------------
                                              Units      Unit Fair      Net Assets Investment  Expense Ratio     Total Return
                                           Outstanding Value lowest                  Income      lowest to        lowest to
                                                       to highest                    Ratio*      highest**        highest***
     Oppenheimer Main Street Fund/VA
        2007                                      213 $10.48to $11.31     2,309      1.07%  1.40%to  2.75%   1.58%to    2.87%
        2006                                      291 $10.31to $11.01     3,095      1.16%  1.49%to  2.75%  11.91%to   13.33%
        2005                                      344  $9.22to  $9.73     3,248      1.35%  1.49%to  2.75%   3.11%to    4.41%
        2004                                      365  $8.94to  $9.34     3,330      0.68%  1.49%to  2.75%   6.48%to    7.84%
        2003                                      146  $8.32to  $8.61     1,240      0.74%  1.49%to  2.10%  24.08%to   24.84%
     PIMCO VIT All Asset Portfolio
        2007                                      166 $12.83to $13.67     2,193      7.39%  1.25%to  3.05%   5.06%to    6.97%
        2006                                      176 $12.39to $12.81     2,200      5.13%  1.49%to  2.75%   1.83%to    3.12%
        2005                                      250 $12.17to $12.42     3,060      5.55%  1.49%to  2.75%   3.35%to    4.66%
        2004(2)                                      57 $11.77to $11.87       668      5.90%  1.49%to  2.75%  10.24%to   11.16%
     PIMCO VIT CommodityRealReturn
     Strategy Portfolio
        2007                                      172 $12.36to $12.87     2,146      4.84%  1.25%to  3.05%  19.52%to   21.70%
        2006                                      143 $10.31to $10.53     1,479      4.70%  1.49%to  2.75%  -5.72%to   -4.53%
        2005(3)                                      75 $10.94to $11.03       823      3.40%  1.49%to  2.75%   9.20%to   10.11%
     PIMCO VIT Emerging Markets Bond
     Portfolio
        2007                                      103 $11.85to $12.34     1,235      5.76%  1.25%to  3.05%   2.63%to    4.50%
        2006                                       70 $11.51to $11.76       816      5.25%  1.49%to  2.75%   6.32%to    7.66%
        2005(3)                                      18 $10.83to $10.92       198      3.24%  1.49%to  2.75%   8.22%to    9.12%
     PIMCO VIT Global Bond Portfolio
     (Unhedged)
        2007                                       99 $10.07to $10.48     1,005      3.39%  1.25%to  3.05%   6.43%to    8.38%
        2006                                       44  $9.43to  $9.61       420      3.46%  1.49%to  2.75%   1.82%to    3.11%
        2005(3)                                       7  $9.26to  $9.33        63      0.00%  1.65%to  2.75%  -7.27%to   -6.49%
     PIMCO VIT High Yield Portfolio
        2007                                      239 $12.85to $14.14     3,190      7.00%  1.25%to  3.05%   0.39%to    2.22%
        2006                                      276 $12.76to $13.86     3,630      6.93%  1.40%to  2.75%   6.15%to    7.59%
        2005                                      286 $12.02to $12.88     3,518      6.58%  1.40%to  2.75%   1.31%to    2.68%
        2004                                      226 $11.86to $12.54     2,750      6.54%  1.40%to  2.75%   6.58%to    8.04%
        2003                                       98 $11.27to $11.61     1,111      7.21%  1.40%to  2.10%  20.35%to   21.20%

                                      110

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements (continued)
December 31, 2007

6. FINANCIAL HIGHLIGHTS (CONTINUED)

     A summary of units outstanding (thousands), unit values, net assets
     (thousands), ratios, and total returns for variable annuity contracts for the years ended December 31, 2007, 2006, 2005, 2004 and 2003 is as follows:

                                                      At December 31                   For the year ended December 31
                                           -----------------------------------------------------------------------------------
                                              Units      Unit Fair      Net Assets Investment  Expense Ratio     Total Return
                                           Outstanding Value lowest                  Income      lowest to        lowest to
                                                       to highest                    Ratio*      highest**        highest***
PIMCO VIT Real Return Portfolio
   2007                                       540$11.57 to $12.30    6,396       4.70% 1.25% to  3.05%  7.33% to   9.29%
   2006                                       621$10.75 to $11.26    6,778       4.26% 1.49% to  2.75% -2.01% to  -0.77%
   2005                                       570$10.97 to $11.34    6,319       2.84% 1.49% to  2.75% -0.66% to   0.59%
   2004                                       382$11.02 to $11.28    4,257       1.09% 1.49% to  2.75%  5.96% to   7.30%
   2003(1)                                       58$10.47 to $10.51      607       0.72% 1.49% to  2.10%  4.30% to   4.73%
PIMCO VIT StocksPLUS Growth and Income
Portfolio
   2007                                        17$10.72 to $11.57      193       7.18% 1.25% to  2.75%  3.94% to   5.52%
   2006                                        30$10.30 to $10.98      323       4.95% 1.40% to  2.75% 11.79% to  13.31%
   2005                                        33 $9.20 to  $9.69      316       2.43% 1.40% to  2.60%  0.84% to   2.05%
   2004                                        38 $9.10 to  $9.50      357       1.66% 1.40% to  2.60%  7.96% to   9.27%
   2003                                        45 $8.33 to  $8.69      385       2.57% 1.40% to  2.10% 27.67% to  28.57%
PIMCO VIT Total Return Portfolio
   2007                                       682$12.44 to $14.75    9,028       4.82% 1.25% to  3.05%  5.48% to   7.40%
   2006                                       716$11.76 to $13.52    8,883       4.44% 1.40% to  2.75%  1.04% to   2.41%
   2005                                       678$11.64 to $13.21    8,292       3.44% 1.40% to  2.75% -0.32% to   1.03%
   2004                                       588$11.67 to $13.09    7,202       1.89% 1.40% to  2.75%  2.04% to   3.43%
   2003                                       413$11.66 to $12.67    4,965       2.80% 1.40% to  2.10%  2.86% to   3.58%
Seligman Global Technology Portfolio
   2007                                         1 $7.68 to  $7.68        8       0.00% 1.40% to  1.49% 13.73% to  13.73%
   2006                                         1 $6.75 to  $6.75        9       0.00% 1.49% to  1.49% 16.18% to  16.18%
   2005                                         1 $5.81 to  $5.81        8       0.00% 1.49% to  1.49%  6.54% to   6.54%
   2004                                         1 $5.45 to  $5.45        7       0.00% 1.49% to  1.49%  2.44% to   2.44%
   2003                                         1 $5.32 to  $5.32        7       0.00% 1.49% to  1.49% 34.10% to  34.10%
Seligman Small-Cap Value Portfolio
   2007                                        79$18.64 to $28.05    1,579       0.00% 1.40% to  2.75%  1.30% to   2.59%
   2006                                       100$18.40 to $27.35    1,964       0.00% 1.49% to  2.75% 17.97% to  19.46%
   2005                                       106$15.60 to $22.89    1,746      10.45% 1.49% to  2.75% -6.58% to  -5.39%
   2004                                       113$16.69 to $24.20    1,993       0.00% 1.49% to  2.75% 16.69% to  18.17%
   2003                                        56$14.58 to $20.48      872       0.00% 1.49% to  2.10% 46.83% to  47.72%



                                      111

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements (continued)
December 31, 2007

6. FINANCIAL HIGHLIGHTS (CONTINUED)

     A summary of units outstanding (thousands), unit values, net assets
     (thousands), ratios, and total returns for variable annuity contracts for the years ended December 31, 2007, 2006, 2005, 2004 and 2003 is as follows:

                                                      At December 31                   For the year ended December 31
                                           -----------------------------------------------------------------------------------
                                              Units      Unit Fair      Net Assets Investment  Expense Ratio     Total Return
                                           Outstanding Value lowest                  Income      lowest to        lowest to
                                                       to highest                    Ratio*      highest**        highest***
     SP Strategic Partners Focused Growth
     Portfolio
        2007                                       48  $7.38to  $8.12       370      0.00%  1.25%to  2.75%  11.55%to   13.24%
        2006                                       65  $6.62to  $7.18       448      0.00%  1.40%to  2.75%  -3.78%to   -2.48%
        2005                                       80  $6.88to  $7.36       563      0.00%  1.40%to  2.75%  11.72%to   13.23%
        2004                                       49  $6.16to  $6.50       311      0.00%  1.40%to  2.75%   6.91%to    8.37%
        2003                                       28  $5.87to  $6.00       165      0.00%  1.40%to  2.10%  22.84%to   23.71%
     SP International Growth Portfolio
        2007                                       55  $9.26to $10.19       529      0.43%  1.25%to  2.75%  15.88%to   17.64%
        2006                                       49  $7.99to  $8.67       408      1.54%  1.40%to  2.75%  16.92%to   18.51%
        2005                                       52  $6.84to  $7.32       367      0.29%  1.40%to  2.75%  12.66%to   14.19%
        2004                                       54  $6.07to  $6.41       340      0.00%  1.40%to  2.75%  12.96%to   14.50%
        2003                                       23  $5.48to  $5.60       128      0.00%  1.40%to  2.10%  36.25%to   37.21%
     Templeton Asset Strategy Fund
        2007                                       33 $23.23to $23.49       781     16.91%  1.40%to  1.49%   8.38%to    8.78%
        2006                                       38 $21.37to $21.60       819      7.26%  1.40%to  1.49%  19.32%to   19.71%
        2005                                       45 $17.87to $18.04       816      3.97%  1.40%to  1.49%   2.32%to    2.41%
        2004                                       49 $17.46to $17.62       870      2.94%  1.40%to  1.49%  14.00%to   14.32%
        2003                                       56 $15.29to $15.41       855      2.85%  1.40%to  1.49%  30.00%to   30.47%
     Templeton Developing Markets
     Securities Fund
        2007                                      383 $23.43to $28.71     9,888      2.44%  1.25%to  2.75%  25.27%to   27.28%
        2006                                      480 $18.71to $22.56     9,775      1.17%  1.40%to  2.75%  24.62%to   26.65%
        2005                                      479 $15.01to $17.81     7,914      1.28%  1.40%to  2.75%  23.98%to   25.99%
        2004                                      353 $12.11to $14.14     4,770      1.82%  1.40%to  2.75%  21.32%to   23.09%
        2003                                      283 $10.64to $11.48     3,231      1.29%  1.40%to  2.10%  49.81%to   51.60%
     Templeton Foreign Securities Fund
        2007                                      678 $25.97to $33.00    21,594      2.14%  1.25%to  2.75%  12.31%to   14.17%
        2006                                      777 $23.12to $28.90    21,679      1.38%  1.40%to  2.75%  18.16%to   20.01%
        2005                                      814 $19.57to $24.08    19,137      1.29%  1.40%to  2.75%   7.19%to    8.94%
        2004                                      885 $18.26to $22.11    19,411      1.16%  1.40%to  2.75%  15.30%to   17.22%
        2003                                      937 $17.11to $18.86    17,644      1.88%  1.40%to  2.10%  29.46%to   30.71%

                                      112

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements (continued)
December 31, 2007

6. FINANCIAL HIGHLIGHTS (CONTINUED)

     A summary of units outstanding (thousands), unit values, net assets
     (thousands), ratios, and total returns for variable annuity contracts for the years ended December 31, 2007, 2006, 2005, 2004 and 2003 is as follows:

                                                       At December 31                   For the year ended December 31
                                           -----------------------------------------------------------------------------------
                                              Units      Unit Fair      Net Assets Investment  Expense Ratio     Total Return
                                           Outstanding Value lowest                  Income      lowest to        lowest to
                                                       to highest                    Ratio*      highest**        highest***
     Templeton Global Income Securities
     Fund
        2007                                      140 $25.30to $33.35     4,446      2.76%  1.25%to  3.05%   7.48%to   15.16%
        2006                                      115 $29.91to $30.40     3,501      3.17%  1.40%to  1.49%  11.11%to   11.57%
        2005                                      133 $26.83to $27.24     3,626      6.34%  1.40%to  1.49%  -4.51%to   -4.26%
        2004                                      145 $28.05to $28.46     4,136     11.01%  1.40%to  1.49%  13.04%to   13.49%
        2003                                      165 $24.74to $25.07     4,126      7.83%  1.40%to  1.49%  20.90%to   21.01%
     Templeton Growth Securities Fund
        2007                                      812 $24.54to $30.17    22,689      1.44%  1.25%to  3.05%  -0.96%to    4.43%
        2006                                      787 $24.64to $29.84    21,966      1.40%  1.40%to  2.75%  18.51%to   20.51%
        2005                                      717 $20.80to $24.76    17,119      1.19%  1.40%to  2.75%   5.92%to    7.55%
        2004                                      761 $19.63to $23.02    17,190      1.25%  1.40%to  2.75%  12.87%to   14.63%
        2003                                      727 $18.54to $20.08    14,581      1.67%  1.40%to  2.10%  29.39%to   30.78%
     Van Kampen LIT Growth and Income
     Portfolio
        2007                                        1 $16.81to $16.81        15      0.00%  1.40%to  1.49%   1.27%to    1.27%
        2006                                        1 $16.60to $16.60        15      0.00%  1.49%to  1.49%  14.52%to   14.52%
        2005                                        1 $14.49to $14.49        13      0.00%  1.49%to  1.49%   8.36%to    8.36%
        2004                                        1 $13.37to $13.37        12      0.00%  1.49%to  1.49%  12.68%to   12.68%
        2003                                        1 $11.87to $11.87        10      0.00%  1.49%to  1.49%  26.14%to   26.14%
     Van Kampen LIT Strategic Growth
     Portfolio
        2007                                        1  $8.84to  $8.84         5      0.00%  1.40%to  1.49%  14.91%to   15.01%
        2006                                        1  $7.69to  $7.73         9      0.00%  1.40%to  1.49%   1.11%to    1.20%
        2005                                        2  $7.61to  $7.64        12      0.00%  1.40%to  1.49%   6.05%to    6.15%
        2004                                        2  $7.18to  $7.20        14      0.00%  1.40%to  1.49%   5.19%to    5.29%
        2003                                        2  $6.82to  $6.84        16      0.00%  1.40%to  1.49%  25.16%to   25.27%

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements (continued)
December 31, 2007

6. FINANCIAL HIGHLIGHTS (CONTINUED)


     * These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense risk and administrative charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

     ** These ratios represent the annualized contract expenses of the separate account, consisting of mortality and expense risk and administrative charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

     *** These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect contract expenses of the separate account. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.


1. Period from May 1, 2003 (fund commencement) to December 31, 2003
2. Period from May 3, 2004 (fund commencement) to December 31, 2004
3. Period from May 2, 2005 (fund commencement) to December 31, 2005
4. Period from May 2, 2006 (fund commencement) to December 31, 2006
5. Period from May 1, 2007 (fund commencement) to December 31, 2007


                                      114




                   ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK


                              Financial Statements
                           and Supplemental Schedules

                           December 31, 2007 and 2006


     (With Report of Independent Registered Public Accounting Firm Thereon)

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors and Stockholder
Allianz Life Insurance Company of New York:

We have audited the accompanying balance sheets of Allianz Life Insurance Company of New York (the Company) as of December 31, 2007 and 2006, and the related statements of operations, comprehensive income, stockholder's equity, and cash flows for each of the years in the three-year period ended December 31, 2007. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Allianz Life Insurance Company of New York as of December 31, 2007 and 2006, and the results of its operations and its cash flows for each of the years in the three-year period ended December 31, 2007, in conformity with U.S. generally accepted accounting principles.

Our audits were made for the purpose of forming an opinion on the basic financial statements taken as a whole. The supplementary information included in Schedules I, III, and IV is presented for purposes of additional analysis and is not a required part of the basic financial statements. Such information has been subjected to the auditing procedures applied in the audits of the basic financial statements and, in our opinion, is fairly stated in all material respects in relation to the basic financial statements taken as a whole.

Minneapolis, Minnesota
April 16, 2008

                   ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK

                                 Balance Sheets

                           December 31, 2007 and 2006
                        (In thousands, except share data)



                                      Assets                                     2007              2006
------------------------------------------------------------------------------------------------------------
Investments:
      Fixed-maturity securities, at fair value
           (amortized cost of $278,599 and $279,334, respectively)         $      288,549    $      282,932
      Short-term securities                                                         1,218             8,315
      Policy loans                                                                     96                68
------------------------------------------------------------------------------------------------------------
                Total investments                                                 289,863           291,315

Cash                                                                                1,921             3,970
Accrued investment income                                                           3,766             3,761
Income tax receivable from affiliates                                               1,333                 -
Receivables, non-affiliated (net of allowance for uncollectible
      accounts of $0 in 2007 and 2006)                                              2,465             2,010
Receivable from parent and affiliates                                              10,568                 -
Reinsurance recoverable:
      Recoverable on policyholder liabilities                                       4,448            13,726
      Receivable on policyholder liabilities                                           27                55
Deferred acquisition costs                                                         38,741            32,170
Deferred sales inducements                                                         10,992             9,763
Other assets                                                                          372               136
------------------------------------------------------------------------------------------------------------
                Assets, exclusive of separate account assets                      364,496           356,906

Separate account assets                                                           572,186           547,993
------------------------------------------------------------------------------------------------------------
                Total assets                                               $      936,682    $      904,899
------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.    2


                   ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK

                                 Balance Sheets

                           December 31, 2007 and 2006
                        (In thousands, except share data)



           Liabilities and Stockholder's Equity                                   2007                2006
----------------------------------------------------------------------------------------------------------------

Policyholder liabilities:
      Policy and contract account balances                                  $       263,300    $        246,121
      Policy and contract claims                                                      7,298              16,750
      Future policy benefit reserves                                                  5,147               4,383
      Other policyholder funds                                                        1,191                 771
      Unearned premiums                                                                 737                 366
----------------------------------------------------------------------------------------------------------------
                Total policyholder liabilities                                      277,673             268,391

Payable to parent and affiliates                                                          -               1,766
Deferred gain on reinsurance                                                            748               8,704
Amounts drawn in excess of bank balances                                              1,045               1,464
Income tax payable to affiliate                                                           -               2,762
Deferred income taxes                                                                 5,390                  17
Other liabilities                                                                     1,688               5,461
----------------------------------------------------------------------------------------------------------------
                Liabilities, exclusive of separate account liabilities              286,544             288,565
Separate account liabilities                                                        572,186             547,993
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
                Total liabilities                                                   858,730             836,558
----------------------------------------------------------------------------------------------------------------


Stockholder's equity:
      Common stock, $10 par value; 200,000 shares
           authorized, issued, and outstanding at
           December 31, 2007 and 2006                                                 2,000               2,000
      Additional paid-in capital                                                     15,500              15,500
      Retained earnings                                                              57,147              49,337
      Accumulated other comprehensive income                                          3,305               1,504
----------------------------------------------------------------------------------------------------------------
                Total stockholder's equity                                           77,952              68,341

----------------------------------------------------------------------------------------------------------------
                Total liabilities and stockholder's equity                  $       936,682    $        904,899
----------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.    3

                   ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK

                            Statements of Operations

                  Years Ended December 31, 2007, 2006, and 2005
                                 (In thousands)

                                                                   2007             2006             2005
--------------------------------------------------------------------------------------------------------------

Revenue:
      Annuity considerations and policy fees                 $       11,017   $       10,200   $        8,110
      Accident and health premiums                                    5,034           16,632           18,701
      Life insurance premiums                                         1,529            1,780            2,086
--------------------------------------------------------------------------------------------------------------
               Total premiums and considerations                     17,580           28,612           28,897

      Premiums ceded                                                  4,824            8,278            8,095
--------------------------------------------------------------------------------------------------------------
               Net premiums and considerations                       12,756           20,334           20,802

      Net investment income                                          19,893           12,127            9,930
      Realized investment (losses) gains, net                        (6,035)          (5,522)              23
      Amortization of deferred gain on reinsurance                    7,955            4,246                -
      Other                                                             583              507              462
--------------------------------------------------------------------------------------------------------------
               Total revenue                                         35,152           31,692           31,217
--------------------------------------------------------------------------------------------------------------

Benefits and expenses:
      Interest credited to policyholder account values                8,022            5,744            5,454
      Life insurance benefits                                           926              597            1,171
      Annuity benefits                                                2,023              834            1,461
      Accident and health insurance benefits                          5,134           16,292           13,956
--------------------------------------------------------------------------------------------------------------
               Total benefits                                        16,105           23,467           22,042
                                                                                                            -
      Benefit recoveries                                              5,196            5,941            5,493
--------------------------------------------------------------------------------------------------------------
               Net benefits                                          10,909           17,526           16,549

      Commissions and other agent compensation                        9,764            8,238            9,349
      General and administrative expenses, affiliated                 4,958            7,912            8,261
      General and administrative expenses, non-affiliated             6,919            3,836            1,164
      Taxes, licenses, and fees                                       1,226              900              491
      Change in deferred acquisition costs, net                      (9,650)          (8,153)          (7,833)
--------------------------------------------------------------------------------------------------------------
               Total benefits and expenses                           24,126           30,259           27,981
--------------------------------------------------------------------------------------------------------------

               Income from operations before
                    income taxes                                     11,026            1,433            3,236
--------------------------------------------------------------------------------------------------------------

Income tax (benefit) expense:
      Current                                                        (1,537)           1,333            1,439
      Deferred                                                        4,753           (1,356)          (1,085)
--------------------------------------------------------------------------------------------------------------
               Total income tax expense (benefit)                     3,216              (23)             354
--------------------------------------------------------------------------------------------------------------
               Net income                                    $        7,810   $        1,456   $        2,882
--------------------------------------------------------------------------------------------------------------

 See accompanying notes to financial statements.    4

                   ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK

                       Statements of Comprehensive Income

                  Years Ended December 31, 2007, 2006, and 2005
                                 (In thousands)


                                                                                2007           2006          2005

----------------------------------------------------------------------------------------------------------------------
Net income                                                                 $       7,810 $        1,456 $       2,882
----------------------------------------------------------------------------------------------------------------------

Other comprehensive income (loss):
     Unrealized losses on fixed-maturity and equity securities:
         Unrealized holding losses arising during the period,
            net of effect of shadow adjustments of $3,581,
            $1,061 and $224, in 2007, 2006, and 2005, respectively
            and net of tax benefit of $1,143, $1,866, and
            $1,282 in 2007, 2006, and 2005, respectively                          (2,122)        (3,467)       (2,381)
         Decrease (increase) in unrealized holding losses due to
            reclassification adjustment for realized (losses) gains
            included in net income, net of tax (benefit) expense of
            $(2,112), $(1,932), and $7 in 2007, 2006, and 2005, respectively       3,923          3,590           (15)
----------------------------------------------------------------------------------------------------------------------
                    Total other comprehensive income (loss)                        1,801            123        (2,396)
----------------------------------------------------------------------------------------------------------------------
                    Total comprehensive income                             $       9,611 $        1,579 $         486
----------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.    5

                   ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK

                       Statements of Stockholder's Equity

                  Years Ended December 31, 2007, 2006, and 2005
                                 (In thousands)


                                                                                                    Accumulated
                                                           Additional                                  other               Total
                                         Common              paid in            Retained           comprehensive       stockholder's
                                         stock               capital            earnings           income (loss)          equity
                                   -------------------  ------------------  ------------------   ------------------  ---------------

2005:
Balance, beginning of year            $ 2,000            $ 15,500            $ 44,999              $ 3,777            $ 66,276
Comprehensive income:
Net income                                  -                   -               2,882                    -               2,882
Net unrealized loss on
investments, net of
shadow adjustments
and deferred taxes                          -                   -                   -               (2,396)             (2,396)
                                                                                                             ------------------
Total comprehensive
income                                                                                                                     486
                           -------------------  ------------------  ------------------   ------------------  ------------------
                           -------------------  ------------------  ------------------   ------------------  ------------------
Balance, end of year                    2,000              15,500              47,881                1,381              66,762
                           ===================  ==================  ==================   ==================  ==================

2006:
Balance, beginning of year              2,000              15,500              47,881                1,381              66,762
Comprehensive income:
Net income                                  -                   -               1,456                    -               1,456
Net unrealized gain on
investments, net of
shadow adjustments
and deferred taxes                          -                   -                   -                  123                 123
                                                                                                             ------------------
Total comprehensive
income                                                                                                                   1,579
                           -------------------  ------------------  ------------------   ------------------  ------------------
                           -------------------  ------------------  ------------------   ------------------  ------------------
Balance, end of year                    2,000              15,500              49,337                1,504              68,341
                           ===================  ==================  ==================   ==================  ==================

2007:
Balance, beginning of year              2,000              15,500              49,337                1,504              68,341
Comprehensive income:
Net income                                  -                   -               7,810                    -               7,810
Net unrealized gain on
investments, net of
shadow adjustments
and deferred taxes                          -                   -                   -                1,801               1,801
                                                                                                             ------------------
Total comprehensive
income                                                                                                                   9,611
                           -------------------  ------------------  ------------------   ------------------  ------------------
                           -------------------  ------------------  ------------------   ------------------  ------------------
Balance, end of year                  $ 2,000            $ 15,500            $ 57,147              $ 3,305            $ 77,952
                           ===================  ==================  ==================   ==================  ==================



See accompanying notes to financial statements.    6

                   ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK

                            Statements of Cash Flows

                Years ended December 31, 2007, 2006, and 2005 (In
                 thousands except security holdings quantities)


                                                                              2007            2006            2005
-----------------------------------------------------------------------------------------------------------------------

Cash flows provided by (used in) operating activities:
      Net income                                                        $        7,810  $        1,456   $       2,882
-----------------------------------------------------------------------------------------------------------------------

      Adjustments to reconcile net income to net
         cash provided by (used in) operating activities:
          Realized investment losses (gains)                                     6,035           5,522             (23)
          Unrealized (loss) gain on annuity-related reserves                    (3,197)          4,928              42
          Deferred federal income tax expense (benefit)                          4,753          (1,356)         (1,085)
          Charges to policy account balances                                      (327)            (16)            (19)
          Interest credited to policy account balances                           8,022           5,744           5,454
          Amortization of (discount) premium , net                                (367)            450             456
          Change in:
               Receivables and other assets                                     (1,045)         (1,280)         (1,098)
               Reinsurance recoverable                                           9,306          (8,500)           (806)
               Deferred gain on reinsurance                                     (7,956)          8,704               -
               Deferred acquisition costs                                       (9,649)         (8,153)         (7,833)
               Deferred sales inducements                                       (1,733)         (2,863)         (2,591)
               Future policy benefit reserves                                      764             240             295
               Policy and contract claims                                       (9,452)             67           2,638
               Unearned premiums                                                   371             259              12
               Other policyholder funds                                            420          (2,174)          2,010
               Reinsurance payable                                                (285)            (36)            429
               Accrued expenses and other liabilities                           (3,955)          4,717            (265)
               Commissions due and accrued                                         469            (313)           (117)
               Current tax payable (recoverable)                                (4,095)          1,170            (428)
               (Receivable) payable (from) to parent                           (12,334)          2,228          (1,893)
-----------------------------------------------------------------------------------------------------------------------
                         Total adjustments                                     (24,255)          9,338          (4,822)
-----------------------------------------------------------------------------------------------------------------------

               Net cash provided by (used in) operating activities             (16,445)         10,794          (1,940)
-----------------------------------------------------------------------------------------------------------------------

Cash flows provided by (used in) investing activities:
      Purchase of fixed-maturity securities                                    (69,585)        (59,334)       (130,395)
      Purchase of equity securities                                                  -              (9)           (150)
      Sale and other redemptions of fixed-maturity securities                   64,649          20,696          43,001
      Sale of equity securities, tax free exchanges, and spin-offs                   -           1,088             143
      Change in securities held under agreements to repurchase                       -            (879)            878
      Net change in short-term securities                                        7,097          (1,425)         (1,508)
      Other, net                                                                   (28)            (32)             44
-----------------------------------------------------------------------------------------------------------------------
      Net cash provided by (used in) investing activities                        2,133         (39,895)        (87,987)
-----------------------------------------------------------------------------------------------------------------------

Cash flows provided by financing activities:
      Policyholders' deposits to account balances                               57,756          50,045         100,884
      Policyholders' withdrawals from account balances                         (44,823)        (13,651)        (10,453)
      Policyholders' net transfers between account balances                       (251)         (6,760)           (641)
      Change in amounts drawn in excess of bank balances                          (419)           (353)          1,171
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
      Net cash provided by financing activities                                 12,263          29,281          90,961
-----------------------------------------------------------------------------------------------------------------------

               Net change in cash                                               (2,049)            180           1,034

Cash at beginning of year                                                        3,970           3,790           2,756
-----------------------------------------------------------------------------------------------------------------------

Cash at end of year                                                    $         1,921 $         3,970  $        3,790
-----------------------------------------------------------------------------------------------------------------------


See accompanying notes to financial statements.    7

                   ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK

                          Notes to Financial Statements

                        December 31, 2007, 2006 and 2005
               (in thousands except security holdings quantities)


(1) ORGANIZATION

     Allianz Life Insurance Company of New York (the Company) is a wholly owned subsidiary of Allianz Life Insurance Company of North America (Allianz
     Life), a wholly owned subsidiary of Allianz of America, Inc. (AZOA), a wholly owned subsidiary of Allianz Societas Europaea (Allianz SE), a European company incorporated in Germany.

     The Company is a life insurance company licensed to sell annuity, group accident and health, group life, and long-term care policies in six states and the District of Columbia. Based on 2007 statutory net premium written, 99%, 1%, and less than 1% of the Company's business is annuity, accident and health, and life insurance, respectively. The annuity business consists of variable, fixed-indexed, five-year deferred, and one-year deferred annuities representing 65%, 20%, 15%, and less than 1% of 2007 statutory net premium written, respectively. As a result of the 2006 sale of certain health business discussed in note 9, going forward accident and health business is comprised primarily of long-term care. Life business is comprised of both traditional and group life and consists principally of term insurance policies. The Company's primary distribution channels are through independent agents and third-party marketing organizations.

(2)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     BASIS OF PRESENTATION

     The accompanying financial statements have been prepared in accordance with U.S. generally accepted accounting principles (GAAP), which vary in certain respects from accounting practices prescribed or permitted by state insurance regulatory authorities.

     USE OF ESTIMATES

     The preparation of the accompanying financial statements in conformity with GAAP requires management to make certain estimates and assumptions that affect reported amounts of assets and liabilities, including reporting or disclosure of contingent assets and liabilities as of the balance sheet date and the reported amounts of revenues and expenses during the reporting period. Future events, including changes in mortality, morbidity, interest rates, capital markets, and asset valuations, could cause actual results to differ from the estimates used in the accompanying financial statements. Such changes in estimates are recorded in the period they are determined.

     INVESTMENT PRODUCTS BUSINESS

     Investment products consist primarily of fixed-indexed, variable, and deferred annuity products. Premium receipts are reported as deposits to the contractholders' accounts. Annuity considerations and policy fees on the accompanying Statements of Operations represent asset fees, cost of insurance charges, administrative fees, and surrender charges for investment products. These fees have been earned and assessed against contractholders on a daily or monthly basis throughout the contract period and are recognized as revenue when assessed and earned. Amounts assessed that represent compensation to the insurance enterprise for services to be provided in future periods are not earned in the period assessed. Such amounts shall be reported as unearned premiums and recognized in income over the period benefited using the same assumptions and factors used to amortize capitalized acquisition costs. Surrender charges are recognized upon surrender of a contract in accordance with contractual terms. The change in fair value of embedded derivatives in fixed-indexed and variable products is included in net investment income. Benefits consist of interest credited to contractholders' accounts and claims incurred in excess of the contractholders' account balance and are included in annuity benefits on the accompanying Statements of Operations.



                                        8                            (Continued)

                   ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK

                          Notes to Financial Statements

                        December 31, 2007, 2006 and 2005
               (in thousands except security holdings quantities)

     LIFE AND ACCIDENT AND HEALTH INSURANCE

     Premiums on traditional life products are recognized as earned when due. Benefits and expenses are associated with earned premiums so as to result in recognition of profits over the life of the contracts. This association is accomplished by establishing provisions for future policy benefits and deferring and amortizing related acquisition costs (see next section below for further information).

     Accident and health premiums are recognized as earned on a pro-rata basis over the risk coverage periods. Benefits and expenses are recognized as incurred.

     DEFERRED ACQUISITION COSTS

     Acquisition costs, consisting of commissions and other costs that vary with and are primarily related to production of new business, are deferred to the extent recoverable from future policy revenues and gross profits. For investment products, acquisition costs are amortized in relation to the present value of expected future gross profits from investment margins and mortality, morbidity, and expense charges. Acquisition costs for accident and health insurance policies are deferred and amortized over the lives of the policies in the same manner as premiums are earned. For traditional life and group life products, such costs are amortized over the projected earnings pattern of the related policies using the same actuarial assumptions used in computing future policy benefit reserves. Deferred acquisition costs (DAC) are reviewed for recoverability, at least annually, and adjusted when necessary.

     Adjustments to DAC are made to reflect the corresponding impact on the present value of expected future gross profits from unrealized gains and losses on available-for-sale investments used to support policyholder liabilities (commonly known as shadow DAC). These adjustments are included in accumulated other comprehensive income and are explained further in the investments section of this note.

     Changes in assumptions can have an impact on the amount of DAC reported for annuity and life insurance products and their related amortization patterns. In the event experience differs from assumptions or assumptions are revised, the Company is required to record an increase or decrease in DAC amortization expense (DAC unlocking). In general, increases in the estimated investment spreads and fees result in increased expected future profitability and may lower the rate of DAC amortization, while increases in lapse/surrender and mortality assumptions reduce the expected future profitability of the underlying business and may increase the rate of DAC amortization.

     The Company formally evaluates the appropriateness of the best-estimate assumptions on an annual basis. If the economic environment or policyholder behavior changes quickly and substantially, assumptions will be reviewed more frequently to affirm best estimates. Any resulting DAC unlocking is reflected currently on the accompanying Statements of Operations.

     Adjustments may also be made to the estimated gross profits related to DAC that correspond with deferred annuities for investment activity, such as bond defaults on fixed-maturity securities, write-downs on other-than-temporarily impaired fixed-maturity securities, and trading gains and losses. Management action may include assumption changes in the DAC models, such as adjustments to expected future gross profits used, as well as policyholder changes, such as credited rate or cap changes. This approach applies to fixed-maturity securities purchased as investment grade only and not noninvestment grade items that were purchased with other yield considerations.


                                        9                            (Continued)

                   ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK

                          Notes to Financial Statements

                        December 31, 2007, 2006 and 2005
               (in thousands except security holdings quantities)

     The Company assesses internal replacements on insurance contracts to determine whether such modifications significantly change the contract terms. An internal replacement represents a modification in product benefits, features, rights, or coverages that occurs by the exchange of an insurance contract for a new insurance contract, or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract. If the modification substantially changes the contract, the remaining DAC on the original contract are immediately expensed and any new DAC on the replacement contract are deferred. If the contract modification does not substantially change the contract, DAC amortization on the original contract continues and any new acquisition costs associated with the modification are immediately expensed.

     DEFERRED SALES INDUCEMENTS

     Sales inducements are product features that enhance the investment yield to the contractholder on the contract. The Company offers two types of sales inducements on certain annuity contracts. The first type, an immediate bonus, increases the account value at inception, and the second type, a persistency bonus, increases the account value at the end of a specified period.

     Sales inducements are deferred as paid or credited to contract holders. Deferred sales inducements (DSI) are amortized over the expected life of the contract in a manner similar to DAC and are reviewed annually for recoverability. Amortization is recorded in annuity benefits on the Statements of Operations. DSI related to a persistency bonus are recorded in life insurance benefits on the accompanying Statements of Operations. DSI related to an immediate bonus are shown as a reduction of premium within annuity considerations and policy fees on the accompanying Statements of Operations.

     Adjustments to DSI are made to reflect the corresponding impact on the present value of expected future gross profits from unrealized gains and losses on available-for-sale investments used to support policyholder liabilities (commonly known as shadow DSI). These adjustments are included in accumulated other comprehensive income and are explained further in the Investments section of this note.

     Adjustments may also be made to DSI related to deferred annuities for investment activity, such as bond defaults on fixed-maturity securities, write-downs on other-than-temporarily impaired fixed-maturity securities, and trading gains and losses. Management action may include assumption changes in the DSI models, such as adjustments to expected future gross profits used, as well as policyholder changes, such as credited rate changes. This approach applies to fixed-maturity securities purchased as investment grade only and not non-investment grade items that were purchased with other yield considerations.

     FUTURE POLICY BENEFIT RESERVES

     Future policy benefit reserves on traditional life products are computed by the net level-premium method based upon estimated future investment yield, mortality, and withdrawal assumptions, commensurate with the Company's experience, modified as necessary to reflect anticipated trends, including possible unfavorable deviations. Most life reserve interest assumptions range from 4.0% to 6.0%.

     POLICY AND CONTRACT ACCOUNT BALANCES

     Policy and contract account balances for investment products, which include fixed deferred annuities, are generally carried at accumulated contract values. For fixed-indexed products, the policyholder obligation is divided into two parts - one part representing the value of the underlying base contract (host contract) and the second part representing the fair value of the expected index benefit over the life of the contract. The host contract is valued using principles consistent with similar deferred annuity contracts without an index benefit. The index benefit is valued at fair value using current capital market assumptions, along with estimates of future policyholder behavior. The fair value determination of the index benefit is sensitive to the economic market and


                                       10                            (Continued)

                   ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK

                          Notes to Financial Statements

                        December 31, 2007, 2006 and 2005
               (in thousands except security holdings quantities)

     interest rate environment, as it is discounted at current market interest rates. There is volatility in this liability due to these external market sensitivities.

     Policy and contract account balances for variable annuity products are carried at accumulated contract values. Any additional reserves for any death and income benefits that may exceed the accumulated contract values are established using a range of economic scenarios and are accrued for using assumptions consistent with those used in estimating gross profits for purposes of amortizing DAC.

     POLICY AND CONTRACT CLAIMS

     Policy and contract claims include the liability for claims reported but not yet paid, claims incurred but not yet reported (IBNR), and claim settlement expenses as of December 31 on the Company's accident and health business. Development methods are generally used in the determination of IBNR. In cases of limited experience or lack of credible claims data, loss ratios are used to determine an appropriate IBNR. Claim and IBNR liabilities of a short-term nature are not discounted, but those claim liabilities resulting from disability income or long-term care benefits include interest and mortality discounting.

     REINSURANCE

     The Company assumes and cedes business with other insurers. Reinsurance premium and benefits paid or provided are accounted for in a manner consistent with the basis used in accounting for original policies issued and the terms of the reinsurance contracts. Insurance liabilities are reported before the effects of reinsurance. Future policy benefit reserves, policy and contract account balances, and unpaid claims covered under reinsurance contracts are recorded as a reinsurance recoverable. Amounts paid or deemed to have been paid for claims covered by reinsurance contracts are recorded as a reinsurance receivable. Reinsurance recoverables are recognized in a manner consistent with the liabilities related to the underlying reinsured contracts. Amounts due to other insurers on assumed business is recorded as a reinsurance payable.

     The gain recognized when the Company enters into a coinsurance agreement with a third-party reinsurer is deferred and recorded in deferred gain on reinsurance on the accompanying Balance Sheets. The gains are amortized into operations over either the revenue-producing period or the claims run-off period, as appropriate, of the related reinsured policies.

     INVESTMENTS

     The Company classifies certain fixed-maturity securities as "available-for-sale," and accordingly, the securities are carried at fair value, and related unrealized gains and losses are credited or charged directly to accumulated other comprehensive income in stockholder's equity, net of tax and related adjustments to DAC and DSI (commonly referred to as shadow adjustments). The adjustments to DAC and DSI represent the change in amortization that would have been required as a charge or credit to operations had such unrealized amounts been realized. Dividends are accrued on the date they are declared. Interest is accrued as earned.

     Prepayment assumptions for loan-backed securities are obtained from various external sources or internal estimates. Premiums or discounts on fixed-maturity securities are amortized using the constant yield method. Short-term securities, which include certificates of deposit, are carried at amortized cost. Policy loans are reflected at their unpaid principal balances.

     For mortgage-backed securities and structured securities, the Company recognizes income using a constant effective-yield method based on prepayment assumptions and the estimated economic life of the securities. When estimated prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments. Any resulting adjustment is


                                       11                            (Continued)

                   ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK

                          Notes to Financial Statements

                        December 31, 2007, 2006 and 2005
               (in thousands except security holdings quantities)

     included in net investment income on the accompanying Statements of Operations.

     The fair value of fixed-maturity securities, equity securities, and securities held under agreements to repurchase are obtained from third-party pricing sources wherever possible, except for short-term securities, which are priced at amortized cost. In certain cases, including private assets as well as certain difficult to price securities, internal pricing models may be used that are based on market proxies. The internal pricing models use yield spreads versus U.S. Treasury Bonds to estimate a market price, approximately 0.3% of the fixed maturity securities are valued using this method. The models use market yields of corporate securities with credit and maturity characteristics similar to the security being priced to derive a spread to treasuries, approximately 0.2% of the fixed maturity securities are valued using this method. All prices that are not supplied by pricing vendors are reviewed and approved by the AZOA Head of Fixed Income and further reviewed and approved by the AZOA Chief Operating Officer or AZOA Compliance Officer. Short-term securities, which include certificates of deposit, are carried at amortized cost, which approximates fair value. Policy loan balances, which are supported by the underlying cash value of the policies, approximate fair value.

     Realized gains and losses are computed based on sale lots with the highest cost basis on the trade date. Those lots are sold first. The Company adjusts DAC and DSI for unrealized gains and losses on available-for-sale investments that support policyholder liabilities. Changes in the fair value of available-for-sale investments are reflected as a direct charge or credit to accumulated other comprehensive income in stockholder's equity, net of related adjustments for DAC, DSI, and deferred taxes that would have been recorded if these investments had been sold as of the Balance Sheet date.

     The Company reviews the entire available-for-sale investment portfolio each quarter to determine whether declines in fair value are other-than-temporary. The Company views equity securities that have a fair value of at least 20% below average cost at the end of a quarter or are in an unrealized loss position for nine consecutive months as other-than-temporarily impaired. However, other factors, including market analysis, current events, and management's judgment, are also used to determine whether equity securities are considered other-than-temporarily impaired and may result in an equity security being impaired. All previously impaired equity securities will also incur additional impairments should the fair value fall below the book value.

     For the year ended December 31, 2006, the Company adopted Financial Accounting Standard Board (FASB), FASB Staff Position (FSP) FSP FAS 115-1 and FAS 124-1, THE MEANING OF OTHER-THAN-TEMPORARY IMPAIRMENT AND ITS APPLICATION TO CERTAIN INVESTMENTS (FSP FAS 115-1). The Company continues to evaluate factors in addition to average cost and fair value, including credit quality, market analysis, current events, and management's judgment, to determine whether fixed-maturity securities are considered other-than-temporarily impaired. In addition, FSP FAS 115-1 requires that the Company evaluate other-than-temporary impairments on available-for-sale fixed-income securities based on additional factors. Specifically, declines in value resulting from changes in risk-free interest rates must also be considered. If a fixed-maturity security's fair market value is less than its amortized cost value, an impairment loss must be recorded unless management can assert its ability and intent to hold until recovery. The Company's absence of control over the investment manager's decision to sell (or hold) renders the Company unable to assert ability to hold to recovery and will therefore require the Company to classify all impairments as other-than-temporary and recognize an impairment loss in the period of the decline. In periods subsequent to the recognition of an other-than-temporary impairment loss, the impaired fixed-maturity security must be accounted for as if it had been purchased on the date of the impairment. That is, the discount or reduced premium recorded from the fixed-maturity security would be accreted over its remaining life in a prospective manner.

     Impairments in the value of securities held by the Company, considered to be other-than-temporary, are recorded as a reduction of the cost of the security, and a corresponding realized loss is recognized on the accompanying Statements of Operations. The Company may adjust DAC and DSI for impairments on fixed-maturity securities, as discussed in their respective sections of this note.


                                       12                            (Continued)

                   ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK

                          Notes to Financial Statements

                        December 31, 2007, 2006 and 2005
               (in thousands except security holdings quantities)

     ACCOUNTING FOR FUTURES CONTRACTS

     The Company provides additional benefits through certain life and annuity products which may increase the policy annuitization value based on the growth in the Standard and Poor's (S&P) 500 Index and the NASDAQ 100 Index. The Company has analyzed the characteristics of these benefits and, beginning in July 2006, has entered into exchange-traded futures contracts in order to economically hedge these risks. Management monitors correlation of in-force amounts and futures contract values to ensure satisfactory matching. If persistency assumptions were to deviate significantly from anticipated rates, management would purchase or sell futures contracts as deemed appropriate or take other actions.

     Futures contracts do not require an initial cash outlay and the Company has agreed to daily net settlement based on movements of the representative index. Therefore, no asset or liability is recorded on the accompanying Balance Sheets. Gains and/or losses on futures contracts are included in net investment income on the accompanying Statements of Operations. The Company is required by the Chicago Mercantile Exchange (CME) to post collateral for futures contracts. The Company retains ownership of the collateral but the collateral resides in an account designated by the CME and the collateral is subject to the CME exchange rules regarding rehypothecation. Collateral posted at December 31, 2007 and 2006 were U.S. Treasury Bonds with a fair value of $4,655 and $4,854, respectively, and included in fixed-maturity securities on the accompanying Balance Sheets.

     RECEIVABLES

     Receivable balances (contractual amount less allowance for doubtful accounts) approximate estimated fair values. This is based on pertinent information available to management as of year-end, including the financial condition and creditworthiness of the parties underlying the receivables. Receivable balances are monitored and allowances for doubtful accounts are maintained based on the nature of the receivable.

     INCOME TAXES

     The Company and the Company's parent, Allianz Life, file a consolidated federal income tax return with AZOA. The consolidated tax allocation agreement stipulates that each company participating in the return will bear its share of the tax liability pursuant to certain tax allocation elections under the Internal Revenue Code and its related regulations, and then reimbursement will be in accordance with an intercompany tax reimbursement arrangement. The Company generally will be paid for the tax benefit on its losses and any other tax attributes to the extent it could have obtained a benefit against the Company's post-1990 separate return tax liability.

     The Company provides for federal income taxes based on amounts the Company believes it ultimately will owe. Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits. In the event the ultimate deductibility of certain items or the realization of certain tax credits differs from estimates, the Company may be required to significantly change the provision for federal income taxes recorded on the accompanying Balance Sheets. Any such change could significantly affect the amounts reported on the accompanying Statements of Operations. Management uses best estimates to establish reserves based on current facts and circumstances regarding tax exposure items where the ultimate deductibility is open to interpretation. Quarterly, management evaluates the appropriateness of such reserves based on any new developments specific to their fact patterns. Information considered includes results of completed tax examinations, Technical Advice Memorandums, and other rulings issued by the Internal Revenue Service (IRS) or the tax courts.

     The Company utilizes the asset and liability method of accounting for income tax. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets

                                       12                            (Continued)

                   ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK

                          Notes to Financial Statements

                        December 31, 2007, 2006 and 2005
               (in thousands except security holdings quantities)

     and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in operations in the period that includes the enactment date. Valuation allowances are established when it is determined that it is more likely than not that the deferred tax asset will not be fully realized (see further discussion in note 10).

     SEPARATE ACCOUNTS

     The Company issues variable annuity and life contracts through its separate accounts for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contractholder. The Company recognizes gains or losses on transfers from the general account to the separate accounts at fair value to the extent of contractholder interests in separate accounts, which are offset by changes in contractholder liabilities. The Company also issues variable annuity and life contracts through its separate accounts, where the Company provides certain contractual guarantees to the contractholder. These guarantees are in the form of a guaranteed minimum death benefit (GMDB), a guaranteed minimum income benefit (GMIB), a guaranteed minimum accumulation benefit
     (GMAB), and a guaranteed minimum withdrawal benefit (GMWB). These guarantees provide for benefits that are payable to the contractholder in the event of death or annuitization.

     Separate account assets supporting variable annuity contracts represent funds for which investment income and investment gains and losses accrue directly to contractholders. Each fund has specific investment objectives, and the assets are carried at fair value. The assets of each account are legally segregated and are not subject to claims that arise out of any of other business of the Company. Separate account assets and liabilities are reported as summary totals on the accompanying Balance Sheets. Amounts charged to the contractholders for mortality and contract maintenance are included in annuity considerations and policy fees on the accompanying Statements of Operations. These fees have been earned and assessed against contractholders on a daily or monthly basis throughout the contract period and are recognized as revenue when assessed and earned. Changes in the liabilities for minimum guarantees are included in annuity benefits on the accompanying Statements of Operations.

     The GMDB net amount at risk is defined as the guaranteed amount that would be paid upon death, less the current accumulated policyholder account value. The GMIB net amount at risk is defined as the current amount that would be needed to fund expected future guaranteed payments less the current policyholder account value, assuming that all benefit selections occur as of the valuation date.

     The GMDB provides a specified minimum return upon death. The survivor has the option to terminate the contract or continue it and have the death benefit paid into the contract. The Company's GMDB options have the following definitions:

     o RETURN OF PREMIUM: Provides the greater of account value or total deposits made to the contract, less any partial withdrawals and assessments.
     o RESET: Provides the greater of a return of premium death benefit or the most recent five-year anniversary (prior to age 81) account value, adjusted for withdrawals.
     o RATCHET: Provides the greater of a return of premium death benefit or the highest specified "anniversary" account value (prior to age 81), adjusted for withdrawals. Currently, there are three versions of ratchet, with the difference based on the definition of anniversary: quarter - evaluated quarterly, annual - evaluated annually, and six-year - evaluated every sixth year.

                                       14                            (Continued)

                   ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK

                          Notes to Financial Statements

                        December 31, 2007, 2006 and 2005
               (in thousands except security holdings quantities)

     The GMIB is a living benefit that provides the contractholder with a guaranteed annuitization value. The GMIB types are:

     o RETURN OF PREMIUM: Provides the greater of account value or total deposits made to the contract, less any partial withdrawals and assessments.
     o RATCHET: Provides an annuitization value equal to the greater of account value, net premiums, or the highest one-year anniversary account value (prior to age 81), adjusted for withdrawals.
     o ROLLUP: Provides an annuitization value equal to the greater of account value and premiums, adjusted for withdrawals accumulated with a compound interest rate.

     The GMAB is a living benefit that provides the contract holder with a guaranteed value that was established at least five years prior at each contract anniversary. This benefit is first available at the fifth contract anniversary. Depending on the contract holder's selection at issue, this value may be either a return of premium or may reflect market gains, adjusted at least proportionately for withdrawals. The contract holder also has the option to reset this benefit.

     The GMWB is a living benefit that provides the contract holder with a guaranteed amount of income in the form of partial withdrawals. The benefit is payable provided the covered person is between the ages of 50 and 90. The benefit is a fixed rate (depending on the age of the covered person) multiplied by the benefit base in the first year the benefit is taken and contract value in following years. The benefit does not decrease if the contract value decreases due to market losses. The benefit can decrease if the contract value is reduced by withdrawals. The benefit base used to calculate the initial benefit is the maximum of: the contract value, the quarterly anniversary value, or the 5% annual increase of purchase payments (capped at twice the total purchase payments).

                                       15                            (Continued)

                   ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK

                          Notes to Financial Statements

                        December 31, 2007, 2006 and 2005
               (in thousands except security holdings quantities)

     Guaranteed minimums for the respective years ended December 31 are summarized as follows (note that the amounts listed are not mutually exclusive, as many products contain multiple guarantees):


                                                   December 31, 2007                               December 31, 2006
                                      --------------------------------------------   -------------------------------------------
                                      --------------------------------------------   -------------------------------------------
Guaranteed Minimum Death                Account        Net Amount      Weighted        Account        Net Amount     Weighted
   Benefits (GMDB)                       Value          at Risk           Age           Value           at Risk         Age
----------------------------------    -------------   -------------   ------------   -------------    ------------  ------------
----------------------------------    -------------   -------------   ------------   -------------    ------------  ------------
   Return of premium                $      164,072  $          209      61.1           $  148,380  $            -        62.1
   Ratchet & return of premium             272,151           4,443      67.2              249,071             840        60.5
   Reset                                   191,531           1,520      71.4              216,451             968        69.9
                                      -------------   -------------                  -------------    ------------
                                      -------------   -------------                  -------------    ------------
          Total                     $      627,754  $        6,172                 $      613,902  $        1,808
                                      =============   =============                  =============    ============
                                      =============   =============                  =============    ============

Guaranteed Minimum Income               Account        Net Amount      Weighted        Account        Net Amount     Weighted
   Benefits (GMIB)                       Value          at Risk           Age           Value           at Risk         Age
----------------------------------    -------------   -------------   ------------   -------------    ------------  ------------
----------------------------------    -------------   -------------   ------------   -------------    ------------  ------------
   Return of premium                $      113,908  $            -      59.2           $   13,412   $           -        65.5
   Ratchet & rollup                        268,398              39      69.3              208,346              29        58.7
                                      -------------   -------------                  -------------    ------------
                                      -------------   -------------                  -------------    ------------
          Total                     $      382,306  $           39                 $      221,758   $          29
                                      =============   =============                  =============    ============
                                      =============   =============                  =============    ============


Guaranteed Minimum Accumulation         Account        Net Amount      Weighted        Account         Net Amount    Weighted
   Benefits (GMAB)                       Value          at Risk           Age           Value           at Risk         Age
----------------------------------    -------------   -------------   ------------   -------------    ------------  ------------
----------------------------------    -------------   -------------   ------------   -------------    ------------  ------------
   5 year                           $       16,336  $          274       n/a       $            -   $           -         n/a
                                      -------------   -------------                  -------------    ------------
                                      -------------   -------------                  -------------    ------------
          Total                     $       16,336  $          274                 $            -   $           -
                                      =============   =============                  =============    ============
                                      =============   =============                  =============    ============

Guaranteed Minimum Withdrawal           Account        Net Amount      Weighted        Account         Net Amount    Weighted
   Benefits (GMWB)                       Value          at Risk           Age           Value           at Risk         Age
----------------------------------    -------------   -------------   ------------   -------------    ------------  ------------
----------------------------------    -------------   -------------   ------------   -------------    ------------  ------------
No living benefit                   $        2,238               -       n/a       $            -   $           -         n/a
Life benefit with optional reset             9,705               -       n/a                    -               -         n/a
                                      -------------   -------------   ------------   -------------    ------------  ------------
          Total                     $       11,943  $            -                 $            -   $           -
                                      =============   =============                  =============    ============
                                      =============   =============                  =============    ============

    At December 31, 2007 and 2006, variable annuity account balances were invested in separate account funds with the following investment objectives. Balances are presented at fair value:

          Investment Type                         2007              2006
-----------------------------------------------------------     ------------
-----------------------------------------------------------     ------------
Mutual Funds:
    Bond                                   $      58,55          $   63,161
    Domestic equity                             221,609             230,015
    International equity                         93,134              87,148
    Specialty                                   172,252             143,192
                                             --------------     ------------
                                             --------------     ------------
       Total mutual fund                        545,552             523,516
Money market funds                               25,319              22,991
                                             --------------     ------------
                                             --------------     ------------
                        Total funds             570,871             546,507
                                             --------------     ------------
                                             --------------     ------------

Other                                             1,315               1,486
                                             --------------     ------------
                                             --------------     ------------
                        Total              $    572,186          $   547,993
                                             ==============     ============
                                             ==============     ============



                                       16                            (Continued)

                   ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK

                          Notes to Financial Statements

                        December 31, 2007, 2006 and 2005
               (in thousands except security holdings quantities)


     The following table summarizes the liabilities for variable contract guarantees that are reflected in the general account and shown in future policy benefit reserves on the accompanying Balance Sheets:


                                                             GMDB               GMIB             Totals
------------------------------------------------------------------------------------------------------------
Balance as of December 31, 2005                       $             433   $           123   $           556
      Incurred guaranteed benefits                                  150               171               321
      Paid guaranteed benefits                                        8                 -                 8
                                                        ----------------    --------------    --------------
Balance as of December 31, 2006                                     591               294               885
                                                        ----------------    --------------    --------------
      Incurred guaranteed benefits                                   65                74               139
      Paid guaranteed benefits                                      (40)                -               (40)
                                                        ----------------    --------------    --------------
Balance as of December 31, 2007                       $             616   $           368   $           984
                                                        ================    ==============    ==============

     The GMDB and GMIB liabilities are determined each period by estimating the expected future claims in excess of the associated account balances. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to annuity benefits on the accompanying Statements of Operations, if actual experience or other evidence suggests that earlier assumptions should be revised.

     The GMAB and GMWB liabilities are determined each period by estimating the expected future claims and the expected future profits and taking the difference. One result of this calculation is that these liabilities can be negative (contra-liability). The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to annuity benefits on the accompanying Statements of Operations, if actual experience or other evidence suggests that earlier assumptions should be revised. Products featuring these benefits were first issued in 2007. In the calendar year that a product launches, the reserves are set to $0. Thus, at December 31, 2007, there were no reserves established for these products.

     The following assumptions were used to determine the GMDB and GMIB liabilities as of December 31, 2007 and 2006:

          o    100 stochastically-generated investment performance scenarios.
          o    Mean investment performance assumption was 7.96%.
          o    Volatility assumption was 13.69%.
          o Mortality is assumed to be 60% of the 1994 MGDB Mortality Table as of December 31, 2007 and 2006, respectively.
          o Lapse rates vary by contract type and duration. Spike rates could approach 45%, with an ultimate rate around 20%.
          o GMIB contracts have dynamic lapse and benefit utilization assumptions. For example, if the contract is projected to have a large additional benefit, then it becomes more likely to elect the GMIB benefit and less likely to lapse.
          o Discount rates vary by contract type and are equal to an assumed long-term investment return (8.6%), less the applicable mortality and expense rate.

     PERMITTED STATUTORY ACCOUNTING PRACTICES

     The Company is required to file annual statements with insurance regulatory authorities, which are prepared on an accounting basis prescribed or permitted by such authorities. Prescribed statutory accounting practices include state laws, regulations, and general administrative rules, as well as a variety of publications of the National Association of Insurance Commissioners (NAIC). Permitted statutory accounting practices encompass all accounting practices that are not prescribed; such practices differ from state to state, may differ from company to company within a state, and may change in the future. The Company currently has no permitted practices.

                                       17                            (Continued)

                   ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK

                          Notes to Financial Statements

                        December 31, 2007, 2006 and 2005
               (in thousands except security holdings quantities)

     RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS - ADOPTED

     In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation (FIN) No. 48, ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES, AN INTERPRETATION OF FASB STATEMENT NO. 109, ACCOUNTING FOR INCOME TAXES (FIN
     48). FIN 48 clarifies the accounting for uncertainty in income taxes recognized in an enterprise's financial statements in accordance with FASB Statement No. 109, ACCOUNTING FOR INCOME TAXES. FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, and additional disclosure. Upon adoption, the cumulative effect of applying FIN 48 is reported as an adjustment to the opening balance of retained earnings (or other appropriate components of equity or net assets in the balance sheet). This pronouncement was adopted January 1, 2007 and did not have a material impact on the accompanying Financial Statements.

     In May 2007, the FASB issued FASB Staff Position (FSP) FIN 48-1, DEFINITION OF SETTLEMENT IN FASB INTERPRETATION NO. 48 (FSP FIN 48-1). The FSP addresses whether it is appropriate for a company to recognize a previously unrecognized tax benefit when the only factor that has changed, since determining that a benefit should not be recognized, was the completion of an examination or audit by a taxing authority. The FSP is effective January 1, 2007, the date of the Company's initial adoption of FIN 48. The adoption of this interpretation did not have a material impact on the accompanying Financial Statements.

     In February 2006, the FASB issued Statement of Financial Accounting Standards (SFAS) No. 155, ACCOUNTING FOR CERTAIN HYBRID FINANCIAL INSTRUMENTS, AN AMENDMENT OF FASB STATEMENTS NO. 133, ACCOUNTING FOR DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES, AND NO. 140, ACCOUNTING FOR TRANSFERS AND SERVICING OF FINANCIAL ASSETS AND EXTINGUISHMENTS OF LIABILITIES, A REPLACEMENT OF SFAS NO. 125. This Statement resolves issues addressed in Statement 133 Implementation Issue No. D1, APPLICATION OF STATEMENT 133 TO BENEFICIAL INTERESTS IN SECURITIZED FINANCIAL ASSETS. This Statement is effective for all financial instruments acquired or issued after the beginning of an entity's first fiscal year that begins after September 15, 2006. The Company adopted this guidance effective January 1, 2007, and the adoption did not have a material effect on the Company's accompanying financial statements.

     In September 2005, the AcSEC issued SOP 05-1, DEFERRED ACQUISITION COSTS
     (DAC) ON INTERNAL REPLACEMENTS (SOP 05-1), which expands the definition of internal replacements and changes the accounting for DAC on replacements in connection with modifications or exchanges of insurance contracts. An internal replacement, as defined in the guidance, is a policy revision that changes the nature of the investment rights or insurance risk between the Company and contractholder. The result of the SOP 05-1 methodology change for contracts that are substantially different would result in writing off the existing DAC balance. This Statement was effective for fiscal years beginning after December 15, 2006. The Company adopted SOP 05-1 on January 1, 2007 and the adoption did not have a material impact on the Company's accompanying Financial Statements.

     In September 2006, the Securities and Exchange Commission (SEC) published Staff Accounting Bulletin (SAB) No. 108, CONSIDERING THE EFFECTS OF PRIOR YEAR MISSTATEMENTS WHEN QUANTIFYING MISSTATEMENTS IN CURRENT YEAR FINANCIAL STATEMENTS. This Bulletin addresses quantifying the financial statement effects of misstatements, specifically, how the effects of prior year uncorrected errors must be considered in quantifying misstatements in the current year financial statements. This Bulletin is effective for fiscal years ending after November 15, 2006. The adoption of this bulletin did not have a material impact on the accompanying financial statements.

     In November 2005, the FASB issued FASB Staff Position (FSP) FAS 115-1 and FAS 124-1, THE MEANING OF OTHER-THAN-TEMPORARY IMPAIRMENT AND ITS APPLICATION TO CERTAIN INVESTMENTS, effective for reporting periods beginning after December 15, 2005. The FSP FAS 115-1 and FAS 124-1 addresses determination as to when an investment is considered impaired, whether that impairment is other-than-temporary, subsequent recognition of

                                       18                            (Continued)

                   ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK

                          Notes to Financial Statements

                        December 31, 2007, 2006 and 2005
               (in thousands except security holdings quantities)

     other-than-temporary impairment, and disclosures on unrealized losses. The Company adopted FSP FAS 115-1 and FAS 124-1 effective December 31, 2006 which resulted in realizing $5,315 of additional losses from interest-related impairments on investments managed by a third party where the investment manager has the discretion to sell securities in a loss position. The realized investment losses impact the current and estimated future gross profits and assessments used in determining the amortization of DAC and DSI. The investment losses were offset by increases of $293 in DAC and $320 in DSI.

     In May 2005, the FASB issued SFAS No. 154, ACCOUNTING CHANGES AND ERROR CORRECTIONS - A REPLACEMENT OF APB OPINION NO. 20 AND SFAS NO. 3. SFAS No. 154 was effective for fiscal years beginning after December 15, 2005 and applies to voluntary accounting changes and corrections of error made in fiscal years beginning after December 15, 2005. It also applies to changes required by new accounting pronouncements if the pronouncement does not include specific transition provisions. The standard requires retrospective application of changes in accounting principle, unless it is impracticable to determine either the period-specific effect of an accounting change or the cumulative effect of the change. Adoption of SFAS No. 154 did not have a material impact on the accompanying financial statements.

     RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS - TO BE ADOPTED

     In February 2007, the FASB issued SFAS No. 159, THE FAIR VALUE OPTION FOR FINANCIAL ASSETS AND FINANCIAL LIABILITIES, AN AMENDMENT OF SFAS NO. 115 (SFAS No. 159). This Statement provides companies with an option to report selected financial assets and liabilities at fair value, with the associated changes in fair value reflected in the accompanying Statements of Operations. This Statement is effective for fiscal years beginning after November 15, 2007 with early adoption permitted. The Company is currently evaluating the effect of this statement on its results of operations or financial position.

     In September 2006, the FASB issued SFAS No. 157, FAIR VALUE MEASUREMENTS (SFAS No. 157). For financial statement elements currently required to be measured at fair value, this Statement defines fair value, establishes a framework for measuring fair value under GAAP, and enhances disclosures about fair value measurements. The definition focuses on the price that would be received to sell the asset or paid to transfer the liability (an exit price), not the price that would be paid to acquire the asset or received to assume the liability (an entry price). SFAS 157 provides guidance on how to measure fair value when required under existing accounting standards. In February 2008, the FASB issued FSP FAS 157-1, APPLICATION OF FASB STATEMENT NO. 157 TO FASB STATEMENT NO. 13 AND OTHER ACCOUNTING PRONOUNCEMENTS THAT ADDRESS FAIR VALUE MEASUREMENTS FOR PURPOSES OF LEASE CLASSIFICATION OR MEASUREMENT UNDER STATEMENT 13 and FSP FAS 157-2, EFFECTIVE DATE OF FASB STATEMENT NO. 157. FSP FAS 157-1 amends SFAS No. 157 to exclude SFAS No. 13, ACCOUNTING FOR LEASES (SFAS No. 13), and other accounting pronouncements that address fair value measurements under SFAS No. 13. FSP FAS 157-2 delays the effective date of SFAS No. 157 for certain nonfinancial assets and nonfinancial liabilities. The two FSPs will not have an impact on the Company's adoption of SFAS 157. This Statement is effective for fiscal years beginning after November 15, 2007 with early adoption permitted. The Company plans to adopt this guidance effective January 1, 2008. The Company is currently evaluating the effect of this statement on its results of operations or financial position.

     RECLASSIFICATIONS AND IMMATERIAL CORRECTIONS

     Certain prior year balances have been reclassified to conform to the current year presentation.

     During 2007, following the issuance of the 2006 and 2005 Financial Statements and Supplemental Schedules, the Company identified a reclassification item in the accompanying Balance Sheet, which also impacted the Statement of Cash Flows. The adjustment amounts, and reporting implications, are detailed below:

                                       19                            (Continued)

                   ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK

                          Notes to Financial Statements

                        December 31, 2007, 2006 and 2005
               (in thousands except security holdings quantities)

     The adjustment is related to the classification of negative cash balances, where the right of set off exists. Additional analysis performed on the cash accounts resulted in the determination that certain negative cash accounts met the conditions of the right to set off, and therefore, $1,560 and $1,816 were reclassified from amounts drawn in excess of bank balances to cash for 2006 and 2005, respectively. Additionally, the Company determined $4,926 should be reclassified from amounts drawn in excess of bank balances to payable to parent and affiliates in 2006 due to an unrelated journal entry error.

     As a result of the correction of this classification, the Company has adjusted certain items within the accompanying Balance Sheet and Statement of Cash Flows. The adjusted items are presented in the tables below:

                                  Balance Sheet
                             As of December 31, 2006

                                                              As originally reporAdjustment      As adjusted
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Assets
        Cash                                                           $ 5,530        $ (1,560)        $ 3,970
        Receivable from parent and affiliates                            3,160          (3,160)              -
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
            Total assets                                               909,619          (4,720)        904,899
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Liabilities and Stockholder's Equity
        Payable to parent and affiliates                                     -           1,766           1,766
        Amounts drawn in excess of bank balances                         7,950          (6,486)          1,464
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
            Total liabilities                                          841,278          (4,720)        836,558
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
            Total liabilities and stockholder's equity               $ 909,619        $ (4,720)      $ 904,899
---------------------------------------------------------------------------------------------------------------

                       Statement of Cash Flow
                For the year ended December 31, 2006

                                                                     As originally report Adjustment      As adjusted
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
Adjustments to reconcile net income to net
     cash (used in) provided by operating activities:
        (Receivable) payable (from) to parent                         $ (2,698)        $ 4,926         $ 2,228
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
                   Total adjustments                                     4,412           4,926           9,338
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
        Net cash provided by operating activities                        5,868           4,926          10,794
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------

Cash flows provided by (used in) financing activities:
        Change in amounts drawn in excess of bank balances               4,317          (4,670)          (353)
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
        Net cash provided by (used in) financing actvities              33,951          (4,670)         29,281
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
            Net change in cash                                            (76)             256             180
Cash at beginning of year                                                5,606          (1,816)          3,790
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
Cash at end of year                                                    $ 5,530        $ (1,560)        $ 3,970
----------------------------------------------------------------------------------------------------------------------


                                       20                            (Continued)

                   ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK

                          Notes to Financial Statements

                        December 31, 2007, 2006 and 2005
               (in thousands except security holdings quantities)

                       Statement of Cash Flow
                For the year ended December 31, 2005

                                                                     As originally report Adjustment      As adjusted
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
Cash flows provided by (used in) financing activities:
        Change in amounts drawn in excess of bank balances             $ 2,152           $ (981)       $ 1,171
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
        Net cash provided by (used in) financing activities             91,942             (981)        90,961
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
            Net change in cash                                           2,015             (981)         1,034
Cash at beginning of year                                                3,591             (835)         2,756
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
Cash at end of year                                                    $ 5,606         $ (1,816)       $ 3,790
----------------------------------------------------------------------------------------------------------------------

(3)  RISK DISCLOSURES

     The following is a description of the most significant risks facing the Company and how the Company attempts to mitigate those risks:

     CREDIT RISK: The risk that issuers of fixed- and variable-rate income securities or transactions with other parties, such as reinsurers and derivative counterparties, default on their contractual obligations. The Company attempts to mitigate this risk by adhering to investment policies that provide portfolio diversification on an asset class, creditor, and industry basis, and by complying with investment limitations governed by state insurance laws and regulations, as applicable. The Company actively monitors and manages exposures, and determines whether any securities are impaired. The aggregate credit risk taken in the investment portfolio is influenced by management's risk/return preferences, the economic and credit environment, and the relationship of credit risk in the asset portfolio to liabilities.

     For derivative counterparties, the Company attempts to minimize credit risk by establishing relationships with counterparties rated A- and higher. The Company has executed Credit Support Annexes (CSA) with all active counterparties and requires a CSA from all new counterparties added to the counterparty pool. The CSA agreement further limits credit risk by requiring counterparties to post collateral to a trust account based on their current credit rating. The Company reviews the credit rating of the counterparties at least quarterly.

     CREDIT CONCENTRATION RISK: The risk of increased exposure to major asset defaults (of a single security issuer or class of security issuers); economic conditions (if business is concentrated in a certain industry sector or geographic area); or adverse regulatory or court decisions (if concentrated in a single jurisdiction) affecting credit.

     The Company's Asset Liability Management Committee (ALM) specifies the asset allocation among major asset classes and a benchmark for each asset class. ALM provides investment guidelines that document the constraints and limits under which the asset manager must operate, including limits in regard to credit concentration. These internal guidelines comply, at a minimum, with state statute. ALM is also responsible for implementing internal controls and procedures to ensure compliance with these investment guidelines. Deviations from these guidelines are monitored and addressed. ALM, and subsequently the board of directors, review and approve the mandated investment guidelines at least annually.

     Mitigation controls include a monthly report from the asset manager that shows the fixed income risk profile, including sector allocation, credit rating distribution, and other credit statistics. The Company performs a quarterly calculation to ensure compliance with the State of New York basket clause.

                                       21                            (Continued)

                   ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK

                          Notes to Financial Statements

                        December 31, 2007, 2006 and 2005
               (in thousands except security holdings quantities)

     LIQUIDITY RISK: The risk that unexpected timing or amounts of cash needed will require liquidation of assets in a market that will result in loss of realized value or an inability to sell certain classes of assets such that an insurer will be unable to meet its obligations and contractual guarantees. Market or Company conditions may preclude access to, or cause disruption of, outside sources of liquidity (e.g., through borrowing, affiliate advances, reinsurance, or securitization) upon which an insurance company typically relies on in the normal course of business. Additionally, the Company may not be able to sell large blocks of assets at current market prices. Liquidity risk also arises from uncertain or unusual cash demands from catastrophic events.

     The Company designs products with features that attempt to help mitigate the risk of high levels of product surrenders when interest rates change.

     INTEREST RATE RISK: The risk that interest rates will change and cause a decrease in the value of an insurer's investments relative to the value of its liabilities and/or an unfavorable change in prepayment activity, resulting in compressed interest margins.

     The Company attempts to mitigate risk by offering products that transfer interest rate risk to the policyholder and by attempting to approximately match the maturity schedule of its assets with the expected payouts of its liabilities, both at inception and on an ongoing basis. Asset and liability matching models used by the Company to mitigate interest rate risk due to the close relationship between its interest rate sensitive assets and liabilities. The Company considers both the maturity and duration of the asset portfolio as compared to the expected duration of the liability reserves. The Company also attempts to mitigate interest rate risk through asset/liability risk controls, including product development and pricing, product management, and investment asset management. In certain situations, the Company accepts some interest rate risk in exchange for a higher yield on the investment.

     EQUITY MARKET RISK: The risk that movements in the equity markets will result in losses to assets held within the Company's surplus portfolio or that product features tied to equity markets will increase in value by more than held assets. Fixed-indexed annuity (FIA) products increase the policy value based on the growth of market indexes (S&P 500 and NASDAQ 100). The Company uses exchange-traded futures to assist in managing potential policyholder benefit obligations.

     An additional risk is that some variable annuity products have guarantees, GMWB, GMIB, and GMDB, which provide a guaranteed level of payments irrespective of market movements. The risk here is of a market downturn. The Company has adopted an economic hedging program using derivative instruments (S&P 500 index futures) to attempt to manage this risk and provide for these excess guarantee payments in those situations when the separate account assets are not sufficient to provide for them. For products with GMAB, policyholder contracts allow the Company to employ an automatic investment allocation process to move policyholder funds into fixed accounts during a market downturn to help mitigate this risk.

     LEGAL/REGULATORY RISK: The risk that changes in the legal or regulatory environment in which the Company operates may result in reduced demand for the Company's products or additional expenses not assumed in product pricing. Additionally, the Company is exposed to risk related to how the Company conducts itself in the market and the suitability of its product sales to contract holders.

     The Company attempts to mitigate risk by actively monitoring all market-related exposure and have members that participate in national and international discussions relating to legal, regulatory, and accounting changes that may impact the business. The Company has defined suitability standards that are as at least as rigorous, and usually exceeding, the requirements of regulators.

                                       22                            (Continued)

                   ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK

                          Notes to Financial Statements

                        December 31, 2007, 2006 and 2005
               (in thousands except security holdings quantities)

     RATINGS RISK: The risk that rating agencies change their outlook or rating of the Company or a subsidiary of the Company. The rating agencies generally utilize proprietary capital adequacy models in the process of establishing ratings for the Company. The Company is at risk to changes in these models and the impact that changes in the underlying business that the Company is engaged in can have on such models. In an attempt to mitigate this risk, the Company maintains regular communications with the rating agencies and evaluates the impact of significant transactions on such capital adequacy models and considers the same in the design of transactions to minimize the adverse impact of this risk. Stress tests are performed on a quarterly basis to assess how rating agency capital adequacy models would be impacted by severe economic events.


(4)  INVESTMENTS

     At December 31, 2007 and 2006, the amortized cost, gross unrealized gains, gross unrealized losses, and estimated fair values of available-for-sale securities are as shown in the following table.

                                                                     Gross           Gross         Estimated
                                                   Amortized       unrealized      unrealized         fair
                                                     cost            gains           losses          value
---------------------------------------------------------------------------------------------------------------

2007:
    Fixed-maturity securities:
        U.S. government                        $        29,790  $        2,762  $            -  $       32,552
        States and political subdivisions                2,204              99               -           2,303
        Foreign government                               1,571             103               -           1,674
        Public utilities                                14,917             296               -          15,213
        Corporate securities                           162,985           4,464               -         167,449
        Mortgage-backed securities                      67,132           2,226               -          69,358
---------------------------------------------------------------------------------------------------------------
           Total                               $       278,599  $        9,950  $            -  $      288,549
---------------------------------------------------------------------------------------------------------------

2006:
    Fixed-maturity securities:
        U.S. government                        $        59,242  $          462  $            -  $       59,704
        States and political subdivisions                2,277               -               -           2,277
        Foreign government                               1,622               -               -           1,622
        Public utilities                                10,221             101               -          10,322
        Corporate securities                           138,711           2,897               -         141,608
        Mortgage-backed securities                      67,261             138               -          67,399
---------------------------------------------------------------------------------------------------------------
           Total                               $       279,334  $        3,598  $            -  $      282,932
---------------------------------------------------------------------------------------------------------------



                                       23                            (Continued)

                   ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK

                          Notes to Financial Statements

                        December 31, 2007, 2006 and 2005
               (in thousands except security holdings quantities)


     The net unrealized gains (losses) on securities included in stockholder's equity consist of the following at December 31:

                                                          2007               2006               2005
----------------------------------------------------------------------------------------------------------

     Fixed-maturities                            $            9,950  $           3,598  $           2,090
     Securities held under agreements
         to repurchase                                            -                  -                 13
     Equities                                                     -                  -                245
     Adjustments for:
         DAC                                                 (4,278)            (1,200)              (116)
         DSI                                                   (589)               (85)              (108)
         Deferred taxes                                      (1,778)              (809)              (743)
----------------------------------------------------------------------------------------------------------

              Net unrealized gains               $            3,305  $           1,504  $           1,381
----------------------------------------------------------------------------------------------------------

     The changes in net unrealized gains (losses) on fixed-maturity securities and securities held under agreements to repurchase, before adjustments for deferred taxes, DAC, and DSI, were $6,352, $1,495, and $(3,478) in each of the years ended December 31, 2007, 2006, and 2005, respectively.

     The changes in net unrealized (losses) gains from equity investments, before deferred taxes, was $0, $(245), and $17 for the years ended December 31, 2007, 2006, and 2005, respectively.

     The amortized cost and estimated fair value of fixed-maturity securities at December 31, 2007, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties. The amortized cost of fixed-maturity securities with rights to call or prepay without penalty is $68,652 as of December 31, 2007.

                                                                             Amortized             Estimated
                                                                                cost              fair value
----------------------------------------------------------------------------------------------------------------

       Due in one year or less                                         $            1,638  $              1,661
       Due after one year through five years                                       17,345                18,021
       Due after five years through ten years                                     106,777               109,401
       Due after ten years                                                         85,707                90,108
       Mortgage-backed securities                                                  67,132                69,358
----------------------------------------------------------------------------------------------------------------
                Totals                                                 $          278,599  $            288,549
----------------------------------------------------------------------------------------------------------------

     Proceeds from sales of fixed-maturity securities investments were $36,712, $13,358, and $13,095 during 2007, 2006, and 2005, respectively. Proceeds from tax-free and taxable exchanges on fixed-maturity securities were $0 and $(110) during 2007 and 2006, respectively. The negative proceeds of $110 in 2006 were the result of a reclassification related to an exchange of notes and were immaterial in nature. Gross gains of $2,330, $6, and $259 and gross losses of $1,246, $457, and $210 were realized on those sales and tax-free exchanges of securities in 2007, 2006, and 2005, respectively. Forward commitments of $0, $0, and $11,022 were purchased and $0, $0, and $11,022 were sold by the Company during 2007, 2006, and 2005, respectively.


                                       24                            (Continued)

                   ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK

                          Notes to Financial Statements

                        December 31, 2007, 2006 and 2005
               (in thousands except security holdings quantities)

     Proceeds from the sale of equity securities were $0, $1,079, and $115 during 2007, 2006, and 2005, respectively. Proceeds from tax-free exchanges, redemptions, and spin-offs from equity securities were $0, $9, and $28 during 2007, 2006 and 2005, respectively. Gross gains of $0, $256, and $17 and gross losses of $0, $11, and $6 were realized on those sales in 2007, 2006, and 2005, respectively. In 2007, 2006, and 2005, losses of $0,
     $0, and $37, respectively, were recognized on equity securities for other-than-temporary impairment.

     As of December 31, 2007, the Company held futures contracts, which do not require an initial investment; therefore, no asset or liability is recorded. The Company is required to settle cash daily based on movements of the representative index.

     As of December 31, 2007 and 2006, investments with a carrying value of $1,698 and $1,673, respectively, were pledged to the New York Superintendent of Insurance, as required by statutory regulation.

     Net realized investment (losses) gains for the years ended December 31, are summarized as follows:


                                                                   2007                 2006                2005
-----------------------------------------------------------------------------------------------------------------------

Fixed-maturity securities - sales                          $            1,084  $              (451) $               49
Fixed-maturity securities - other
      than temporary impairments                                       (7,119)              (5,316)                  -
Equity securities                                                           -                  245                 (26)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
           Net (losses) gains                              $           (6,035) $            (5,522) $               23
-----------------------------------------------------------------------------------------------------------------------

     The increase in other-than-temporary impairments beginning in 2006 related to the adoption of FSP FAS 115-1 and FAS 124-1 is discussed further in the Recently Issued Accounting Pronouncements section in note 2.

     Major categories of net investment income for the respective years ended
     December 31 are shown below. Net investment income related to securities held under repurchase agreements is shown with fixed-maturity securities and was $0, $8, and $52 in 2007, 2006, and 2005, respectively.

                                                                  2007              2006              2005
----------------------------------------------------------------------------------------------------------------

Interest:
      Fixed-maturity securities                           $         16,445  $         14,446  $           9,764
      Short-term securities                                            233               209                247
      Policy loans                                                       3                 4                  5
Dividends:
      Equity securities                                                  -                 -                 22
(Loss) gain on exercise of equity-indexed annuity and
      guaranteed benefit-related futures                              (314)            2,494                  -
Change in fair value of equity-indexed annuity
      and guaranteed benefit-related options                         3,467            (4,928)               (42)
Other invested assets                                                  178                (1)                 -
----------------------------------------------------------------------------------------------------------------
           Total investment income                                  20,012            12,224              9,996

Investment expenses                                                    119                97                 66
----------------------------------------------------------------------------------------------------------------

           Net investment income                          $         19,893  $         12,127  $           9,930
----------------------------------------------------------------------------------------------------------------


     As of December 31, 2007 and 2006, the number of investment holdings that was in an unrealized loss position was 0 and 0, respectively, for fixed-maturity securities.
                                       25                            (Continued)

                   ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK

                          Notes to Financial Statements

                        December 31, 2007, 2006 and 2005
               (in thousands except security holdings quantities)

     There were no fixed-maturity securities that were in an unrealized loss position less than 12 months at December 31, 2007.

     The Company's investment portfolio includes mortgage-backed securities. Due to the high quality of these securities and the lack of sub-prime loans within the securities, the Company does not have a material exposure to sub-prime mortgages.

(5)  SUMMARY TABLE OF FAIR VALUE DISCLOSURES

                                                                 2007                           2006
                                                ----------------------------   ----------------------------
                                                 Carrying          Fair         Carrying          Fair
                                                  amount           value         amount           value
                                                ------------    ------------   ------------    ------------
Financial assets
      Fixed-maturity securities:
           U.S. government                    $      32,552   $      32,552  $      59,704   $      59,704
           States and political subdivisions          2,303           2,303          2,277           2,277
           Foreign governments                        1,674           1,674          1,622           1,622
           Public utilities                          15,213          15,213         10,322          10,322
           Corporate securities                     167,449         167,449        141,608         141,608
           Mortgage-backed securities                69,358          69,358         67,399          67,399
      Short-term securities                           1,218           1,218          8,315           8,315
      Policy loans                                       96              96             68              68
      Cash                                            1,921           1,921          3,970           3,970
      Separate account assets                       572,186         572,186        547,993         547,993

Financial liabilities
      Investment contracts                          206,301         193,159        178,485         161,349
      Separate account liabilities                  572,186         555,804        547,993         533,023

-----------------------------------------------------------------------------------------------------------

     Investment contracts include certain reserves related to deferred annuity products. These reserves are included in the future policy benefit reserves and the policy and contract claims balances on the Balance Sheets. Fair value of investment contracts, which include deferred annuities and other annuities without significant mortality risk, are determined by testing amounts payable on demand against discounted cash flows using interest rates commensurate with the risks involved. Fair values of investment contracts are based on the amount payable on demand at December 31.

     Fair values of separate account assets were determined using the fair value of the underlying investments held in segregated mutual funds. Fair values of separate account liabilities were determined using the cash surrender values of the contractholders' accounts.

     Changes in market conditions subsequent to year-end may cause fair values calculated subsequent to year-end to differ from the amounts presented herein.


                                       26                            (Continued)

                   ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK

                          Notes to Financial Statements

                        December 31, 2007, 2006 and 2005
               (in thousands except security holdings quantities)

(6)  DEFERRED ACQUISITION COSTS

     DAC at December 31, 2007, 2006, and 2005, and the changes in the balance for the years then ended are as follows:

                                                                   2007             2006             2005
--------------------------------------------------------------------------------------------------------------

Balance, beginning of year                                  $         32,170 $        25,101  $        17,383

     Capitalization                                                   11,154          11,210           11,270
     Interest                                                          2,099           1,615            1,280
     Amortization                                                     (3,604)         (4,672)          (4,717)
     Change in shadow DAC                                             (3,078)         (1,084)            (115)

------------------------------------------------------------   --------------   -------------    -------------
--------------------------------------------------------------------------------------------------------------
Balance, end of year                                        $         38,741 $        32,170  $        25,101
--------------------------------------------------------------------------------------------------------------


     The Company reviews its best estimate assumptions each year and typically records "unlocking" as appropriate. During 2007, the Company completed a comprehensive study of assumptions underlying estimated gross profits
     (EGP), resulting in an "unlocking". This study was based on recent changes in the organization and businesses of the Company and actual and expected performance of in-force policies. The study included all assumptions, including mortality, lapses, expenses, and separate account returns. The revised best estimate assumptions were applied to the current in-force policies to project future gross profits.

(7)  DEFERRED SALES INDUCEMENTS

     DSI at December 31, 2007, 2006, and 2005, and the changes in the balance for the years then ended are as follows:

                                                                   2007             2006             2005
--------------------------------------------------------------------------------------------------------------

Balance, beginning of year                                  $          9,763 $         6,878  $         4,396

     Capitalization                                                    3,369           3,268            3,385
     Interest                                                            609             490              372
     Amortization                                                     (2,245)           (896)          (1,166)
     Change in shadow DSI                                               (504)             23             (109)

------------------------------------------------------------   --------------   -------------    -------------
--------------------------------------------------------------------------------------------------------------
Balance, end of year                                        $         10,992 $         9,763  $         6,878
--------------------------------------------------------------------------------------------------------------

(8)  ACCIDENT AND HEALTH CLAIM RESERVES

     Accident and health claim reserves are based on estimates that are subject to uncertainty. Uncertainty regarding reserves of a given accident year is gradually reduced as new information emerges each succeeding year, thereby allowing more reliable re-evaluations of such reserves. While management believes that reserves as of December 31, 2007 are appropriate, uncertainties in the reserving process could cause such reserves to develop favorably or unfavorably in the near term as new or additional information emerges. Any adjustments to reserves are reflected in the operating results of the periods in which they are made. Movements in reserves, which are small relative to the amount of such reserves, could significantly impact the Company's future reported earnings.

                                       27                            (Continued)

                   ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK

                          Notes to Financial Statements

                        December 31, 2007, 2006 and 2005
               (in thousands except security holdings quantities)

     Activity in the accident and health claim reserves is summarized as follows:


                                                                         2007              2006               2005
-----------------------------------------------------------------------------------------------------------------------

Balance at January 1, net of reinsurance recoverables
      of $13,293, $4,782, and $4,026, respectively                 $        3,076    $       11,476     $        9,376

Commutations                                                                    -            (3,221)                 -

Incurred related to:
      Current year                                                             87             2,720              9,283
      Prior years                                                              99             1,287               (170)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Total incurred                                                                186             4,007              9,113
-----------------------------------------------------------------------------------------------------------------------

Paid related to:
      Current year                                                             49               630              1,873
      Prior years                                                             175             8,556              5,140
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Total paid                                                                    224             9,186              7,013
-----------------------------------------------------------------------------------------------------------------------

Balance at December 31, net of reinsurance recoverables
      of $3,832, $13,293, and $4,782, respectively                 $        3,038    $        3,076     $       11,476
-----------------------------------------------------------------------------------------------------------------------

     Prior year incurreds for 2007 reflect increased loss ratios due to unfavorable claim development in the group accident and health business. Prior year incurreds for 2006 reflect increased loss ratios due to unfavorable claim development in both group accident and health business and medical excess of loss business. Incurred losses related to prior years during 2005 were due to unanticipated favorable claim development in both group accident and health business and medical excess of loss business. The significant decrease in total incurred and total paid claims from 2006 to 2007 is a result of the exiting of the Health Products business on October 1, 2006 as discussed in note 9.

(9)  REINSURANCE

     In the normal course of business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding risks under excess coverage and coinsurance contracts. The Company has a maximum retention level of $1,500 on excess yearly renewal term coverage, and on Long-Term Care business the Company retains 90% of Limited Benefit Plans, and 90% on claims years one through eight, and 20% on claims years eight and beyond for Lifetime Benefit Plans.

     Reinsurance contracts do not relieve the Company from its obligations to policyholders. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk to minimize its exposure to significant losses from reinsurer insolvencies. A contingent liability exists to the extent that the Company's reinsurers are unable to meet their contractual obligations under reinsurance contracts. Management is of the opinion that no liability will accrue to the Company with respect to this contingency.

     During 2006, the Company made the decision to exit the health products business. On October 1, 2006, the Company entered into a 100% quota share agreement with an unrelated insurance company, Houston Casualty Company
     (HCC), to reinsure the health block of business. Related to this transaction, the Company received a ceding commission of $12,950 for the recapture of $13,510 in reserves. The Company recorded a deferred gain of

                                       28                            (Continued)

                   ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK

                          Notes to Financial Statements

                        December 31, 2007, 2006 and 2005
               (in thousands except security holdings quantities)

     $12,950, which is being amortized into operations through 2009. The Company amortized $7,956 and $4,246 for 2007 and 2006, respectively, and is included on the accompanying Statements of Operations. The remaining deferred gain was $748 and $8,704 as of December 31, 2007 and 2006, respectively. Offsetting the gain on sale, total incremental expenses of $1,877 were incurred in 2006 including $1,327 for commutation of reinsurance agreements in contemplation of the agreement with HCC, and $550 for employee-related termination benefits. The commutation of reinsurance agreements expense is included in benefit recoveries and termination benefits expense is included in general and administrative expenses on the accompanying Statements of Operations. As of December 31, 2006, all of these incremental costs have been paid.

     Included in reinsurance recoverables at December 31, 2007 is a $3,726 recoverable from HCC who, as of December 31, 2007, was rated A+ by A.M. Best's Insurance Reports. At December 31, 2007 and 2006, the Company had reinsurance recoverables of $1 and $0, respectively, on paid claims, unpaid claims, future benefit reserves, and policy and contract account balances from Allianz Life. The Company mitigates risk by arranging trust accounts or letters of credit with certain insurers. Insurers with ratings lower than A-, and without a trust account or letter of credit, account for less than 4% of the total reinsurance recoverable as of December 31, 2007.

     Effective June 30, 2006, the Company recaptured certain health business previously ceded to R.W. Morey. Related to this transaction, the Company paid a ceding commission of $1,327 for the recapture of $4,988 in reserves.

     The Company entered into numerous reinsurance arrangements with unrelated insurance companies to reinsure group life and accident and health reinsurance-assumed, and excess of loss health insurance business as well as business produced through the broker administrator distribution channel. In connection with these agreements, the Company had ceded premiums of $4,132, $3,466, and $33 and received expense allowances of $363, $133, and $1 in 2007, 2006, and 2005, respectively.

     Of the amounts assumed from and ceded to other companies, accident and health insurance assumed from and ceded to Allianz Life on a statutory basis is as follows:

                                                     Assumed                                Ceded
                                       -----------------------------------    ------------------------------------
                                         2007         2006        2005          2007         2006         2005
------------------------------------------------------------------------------------------------------------------

Premiums:
    Accident and health                      $ 2         $ (5)       $ 37           $ -         $ 12          $ 7
------------------------------------------------------------------------------------------------------------------

              Total premiums                 $ 2         $ (5)       $ 37           $ -         $ 12          $ 7
------------------------------------------------------------------------------------------------------------------

     Effective January 1, 2005, the Company entered into a new multiline ceded reinsurance agreement with Allianz Life whereby Allianz Life assumes risk related to excess of loss medical coverage. The agreement ended in 2006.

                                       29                            (Continued)

                   ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK

                          Notes to Financial Statements

                        December 31, 2007, 2006 and 2005
               (in thousands except security holdings quantities)

(10) INCOME TAXES

     INCOME TAX EXPENSE (BENEFIT)

     Total income tax expense (benefit) for the years ended December 31 is as follows:

                                                                            2007            2006           2005
-------------------------------------------------------------------------------------------------------------------

Income tax expense (benefit) attributable to operations:
      Current tax (benefit) expense                                   $       (1,537) $        1,333 $       1,439
      Deferred tax expense (benefit)                                           4,753          (1,356)       (1,085)
-------------------------------------------------------------------------------------------------------------------
          Total income tax expense (benefit)
                  attributable to operations                                   3,216             (23)          354

Income tax effect on equity:
      Attributable to unrealized
          gains (losses) for the year                                            969              66        (1,290)
-------------------------------------------------------------------------------------------------------------------
           Total income tax effect on equity                           $        4,185  $           43 $        (936)
-------------------------------------------------------------------------------------------------------------------


     COMPONENTS OF INCOME TAX EXPENSE (BENEFIT)

     Income tax expense (benefit) computed at the statutory rate of 35% varies from income tax expense (benefit) reported in the accompanying Statements of Operations for the respective years ended December 31 as follows:

                                                                            2007          2006           2005
-----------------------------------------------------------------------------------------------------------------

Income tax expense computed at the statutory rate                   $         3,859 $         502 $        1,132
Dividends-received deductions and tax-exempt interest                          (728)         (677)          (646)
Other                                                                            85           152           (132)
-----------------------------------------------------------------------------------------------------------------

           Income tax expense (benefit) as reported                 $         3,216 $         (23)$          354
-----------------------------------------------------------------------------------------------------------------

                                       30                            (Continued)

                   ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK

                          Notes to Financial Statements

                        December 31, 2007, 2006 and 2005
               (in thousands except security holdings quantities)

     COMPONENTS OF DEFERRED TAX ASSETS AND LIABILITIES ON THE BALANCE SHEET

     Tax effects of temporary differences giving rise to the significant components of the net deferred tax liabilities at December 31 are as follows:


                                                                               2007                  2006
----------------------------------------------------------------------------------------------------------------
Deferred tax assets:
       Future benefit reserves                                         $            5,263   $             5,999
       Coinsurance deferred income                                                    262                 3,046
       Expense accruals                                                               644                   250
       Other-than-temporarily impaired assets                                       3,713                 1,861
       Impaired assets                                                                  -                     1
----------------------------------------------------------------------    --------------------------------------
----------------------------------------------------------------------------------------------------------------
             Total deferred tax assets                                              9,882                11,157
----------------------------------------------------------------------------------------------------------------

Deferred tax liabilities:
       Deferred acquisition costs                                                  11,608                 9,726
       Due and deferred premium                                                        15                    82
       Net unrealized gains on investments                                          3,483                 1,260
       Investment income                                                              156                   106
       Other                                                                           10                     -
----------------------------------------------------------------------------------------------------------------

             Total deferred tax liabilities                                        15,272                11,174
----------------------------------------------------------------------------------------------------------------
-------
             Net deferred tax liability                                $            5,390   $                17
----------------------------------------------------------------------------------------------------------------

     Although realization is not assured, the Company believes it is not necessary to establish a valuation allowance for the deferred tax asset, as it is more likely than not the deferred tax asset will be realized principally through future reversals of existing taxable temporary differences and future taxable income. The amount of the deferred tax asset considered realizable, however, could be reduced in the near term if estimates of future reversals of existing taxable temporary differences and future taxable income are reduced.

     Income taxes paid by the Company were $2,906, $162, and $1,867 in 2007, 2006 and 2005, respectively. At December 31, 2007 and 2006, the Company had a tax (receivable) payable to AZOA of $(1,333) and $2,762, respectively, reported in income tax (receivable) payable on the accompanying Balance Sheets.

     The Company and the Company's parent, Allianz Life, file a consolidated federal income tax return with AZOA and all of its wholly owned subsidiaries. With few exceptions, the Company is no longer subject to U.S. federal, state and local, or non-U.S. income tax examinations by tax authorities for years before 2003. AZOA had net operating losses in 2000 through 2003 that were carried forward and used to offset taxable income in 2005 through 2007. Although the statute has closed for these years, they remain open to the extent that net operating losses utilized in future years can be adjusted. The years in which the net operating losses were used to offset taxable income will be open for examination for three years after the tax return for the given year was filed. Tax years 2005 through 2007 will close in 2009 through 2011, respectively. The 2004 tax year will close in 2008. The IRS has notified AZOA of its intent to initiate an audit of tax year 2006 during the calendar year 2008. At this time, the Company is not aware of any adjustments that may be proposed by the IRS.

                                       31                            (Continued)

                   ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK

                          Notes to Financial Statements

                        December 31, 2007, 2006 and 2005
               (in thousands except security holdings quantities)

     The Company adopted the provisions of FIN 48 on January 1, 2007. As a result of the implementation of FIN 48, the Company recognized approximately a $349 increase in the liability for unrecognized tax benefits, which was accounted for as an increased current tax liability and an increased deferred tax asset as of January 1, 2007. It is reasonably expected that the amount of unrecognized tax benefits will increase in 2008 by approximately the same amount as it did in year 2007. A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:



   Balance at January 1, 2007                  $ 349
   Additions based on tax positions
       related to the current year               189
                                        -------------
                                        -------------
   Balance at December 31, 2007                $ 538
                                        =============

     Included in the balance at December 31, 2007 are $538 of tax positions for which the deductibility is more likely than not, however, there is uncertainty with respect to the timing of the deduction. Because of the impact of deferred tax accounting, other than interest and penalty, the disallowance would not affect the annual effective tax rate but would accelerate the payment of cash to the taxing authority to an earlier period.

     The Company recognizes interest and penalties accrued related to unrecognized tax benefits in federal income tax expense. During the years ended December 31, 2007, 2006 and 2005, the Company recognized approximately $8, $29, and $0 in interest and penalties, respectively. The Company had approximately $37 and $29 for the payment of interest and penalties accrued at December 31, 2007 and 2006, respectively.

(11)  RELATED-PARTY TRANSACTIONS

     During 2005, the Company entered into an agreement to sublease office space from Fireman's Fund Insurance Company (an affiliate). In connection with this agreement, the Company incurred rent expense of $157, $150 and $64 in 2007, 2006, and 2005, respectively, which is included in general and administrative expenses, affiliated on the accompanying Statements of Operations.

     Allianz Life performs certain administrative services for us and the Company has incurred fees for these services of $4,801, $7,762, and $8,197 in 2007, 2006, and 2005, respectively. At December 31, 2007 and 2006, the Company had an overpayment for service fees of $8,733 and $3,170, which is recorded in receivable from parent and affiliates on the accompanying Balance Sheets.

     The Company incurred fees for certain investment advisory services provided by affiliated companies. The Company incurred fees of $90, $95, and $5 in 2007, 2006, and 2005, respectively. The Company's liability for these charges was $0 and $10 as of December 31, 2007 and 2006, respectively, and is included in receivable from parent and affiliates on the accompanying Balance Sheets.

     The Company reinsured a portion of its group accident and health business with Allianz Life. See note 9 for further details.

     The Company has agreements with Pacific Investment Management Company (PIMCO) and Oppenheimer Capital, affiliates of the Company, related to its separate accounts, where the policyholders of variable annuity products may choose to invest in specific investment options managed by these affiliates. Income recognized by the Company from these affiliates for distribution and in-force related costs as a result of providing investment options to the policyholders was $77, $49, and $38 during 2007, 2006, and 2005, respectively, which is

                                       32                            (Continued)

                   ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK

                          Notes to Financial Statements

                        December 31, 2007, 2006 and 2005
               (in thousands except security holdings quantities)


     included in other on the Statements of Operations. The receivable for these fees at December 31, 2007 and 2006 was $14 and $14, respectively, which are included in receivables, non-affiliated on the accompanying Balance Sheets.

(12) EMPLOYEE BENEFIT PLANS

     The Company participates in the Allianz Asset Accumulation Plan (AAAP), a defined contribution plan sponsored by AZOA. Eligible employees are immediately enrolled in the AAAP upon their first day of employment. The AAAP will accept participants' pre-tax or after-tax contributions up to 80% of the participants' eligible compensation, although contributions remain subject to annual limitations set by the Employee Retirement Income Security Act (ERISA). Under the eligible employees' provisions, the Company will match 100% of contributions up to a maximum of 6%. Participants are 100% vested in the Company's matching contribution after three years of service.

     The Company may decide to declare a profit-sharing contribution under the AAAP based on the discretion of Company management. The Company has not yet determined if there will be a profit-sharing contribution under the AAAP for the plan year ended December 31, 2007. The Company declared a profit-sharing contribution of 1.5% of employees' salaries for the plan year ended December 31, 2006 and 2.5% of employees' salaries for the plan year ended December 31, 2005, reported in general and administrative expenses on the accompanying Statements of Operations and funded in 2007 and 2006, respectively. Employees are not required to participate in the AAAP to be eligible for the profit-sharing contribution.

     The expenses of administration of the AAAP and the trust fund, including all fees of the trustee, investment manager, and auditors, are payable from the trust fund, but may, at the Company's discretion, be paid by the Company. Any counsel fees are not paid from the trust fund, but are instead paid by the Company. It is the Company's policy to fund the AAAP costs as incurred. The Company has expensed $96, $182, and $134 in 2007, 2006, and 2005, respectively, toward the AAAP matching contributions and administration expenses.

     In addition to the AAAP, the Company offers certain benefits to eligible employees, including a comprehensive medical, dental, and vision plan and a flexible spending plan.

     In 2005, the Company started an Employee Severance Pay Plan for the benefit of eligible employees. The plan may provide severance benefits on account of an employee's termination of employment from the Company. To become a participant in the plan, an employee must be involuntarily terminated. In addition, the Company must determine if it wishes to provide the employee with a severance payment and must issue a written Severance Pay Award. The plan is unfunded, meaning no assets of the Company's have been segregated or defined to represent the liability for payments under the plan. The Company expensed $55, $550, and $0 in 2007, 2006, and 2005, respectively, toward severance payments.

(13) STATUTORY FINANCIAL DATA AND DIVIDEND RESTRICTIONS

     Statutory accounting practices prescribed or permitted by the Company's state of domicile are directed toward insurer solvency and protection of policyholders. Accordingly, certain items recorded in financial statements prepared under GAAP are excluded or vary in calculation in determining statutory policyholders' surplus and gain from operations. Currently, these items include, among others, DAC, furniture and fixtures, deferred taxes, accident and health premiums receivable which are more than 90 days past due, reinsurance, certain investments, and undeclared dividends to policyholders. Additionally, future policy benefit reserves and policy and contract account balances calculated for statutory reporting do not include provisions for withdrawals.

                                       33                            (Continued)

                   ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK

                          Notes to Financial Statements

                        December 31, 2007, 2006 and 2005
               (in thousands except security holdings quantities)


     The Company's statutory capital and surplus as of December 31, 2007 and 2006 were $50,337 and $62,528, respectively. The Company's statutory net income for the years ended December 31, 2007, 2006, and 2005 was $2,172, $3,160, and $3,031, respectively.

     The Company is required to meet minimum statutory capital and surplus requirements. The Company's statutory capital and surplus as of December 31, 2007 and 2006 were in compliance with these requirements. In accordance with New York statutes, the Company may not pay a stockholder dividend without prior approval by the Superintendent of Insurance. The Company paid no dividends in 2007, 2006, and 2005.

     REGULATORY RISK-BASED CAPITAL

     An insurance enterprise's state of domicile imposes minimum risk-based capital requirements that were developed by the NAIC. The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of an enterprise's regulatory total adjusted capital to its authorized control-level risk-based capital, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. This ratio for the Company was 1,734% and 1,703% as of December 31, 2007 and 2006, respectively. Regulatory action level against a company may begin when this ratio falls below 200%.

(14)  COMMITMENTS AND CONTINGENCIES

     The Company is or may become subject to claims and lawsuits that arise in the ordinary course of business. In the opinion of management, the ultimate resolution of such litigation will not have a material adverse effect on the Company's financial position. The Company is contingently liable for possible future assessments under regulatory requirements pertaining to insolvencies and impairments of unaffiliated insurance companies. Provision has been made for assessments currently received and assessments anticipated for known insolvencies.

     The financial services industry, including mutual fund, variable and fixed annuity, life insurance, and distribution companies, has been the subject of increasing scrutiny by regulators, legislators, and the media over the past few years. Many regulators, including the U.S. Securities and Exchange Commission (SEC), the Financial Industry Regulatory Authority (FINRA) (formerly known as National Association of Securities Dealers), and state Attorneys General, commenced industry-wide investigations regarding late trading and market timing in connection with mutual funds and variable insurance contracts, and commenced enforcement actions against some mutual fund and life insurance companies on those issues. Like others in the industry, the Company, and/or its affiliates, has been contacted by the SEC, which is investigating market timing in certain mutual funds or in variable insurance products. The Company, and/or its affiliates, has responded to these requests, and no further information requests have been received with respect to these matters.

     In addition, state and federal regulators have commenced investigations or other proceedings relating to compensation and bidding arrangements and possible anti-competitive activities between insurance producers and brokers and issuers of insurance products. Also under investigation are compensation and revenue-sharing arrangements between the issuers of variable insurance contracts and mutual funds or their affiliates, the use of side agreements and finite reinsurance agreements, and funding agreements. Related investigations and proceedings may be commenced in the future. Like others in the industry, the Company and/or its affiliates has been contacted by state and federal regulatory agencies for information relating to certain of these investigations. The Company, and/or its affiliates, is cooperating with regulators in responding to these requests.


                                       34                            (Continued)

                   ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK

                          Notes to Financial Statements

                        December 31, 2007, 2006 and 2005
               (in thousands except security holdings quantities)

     Federal and state regulators are also investigating various selling practices in the annuity industry, including suitability reviews, product exchanges, and sales to seniors. In certain instances, these investigations have led to regulatory enforcement proceedings. In February 2007, the Company entered into a stipulated order with the New York Department of Insurance (DOI) resolving allegations made by the DOI that the Company did not comply with certain New York laws or regulations during the period January 1, 2002 through December 31, 2004. The impact of these settlements was not material to the accompanying Financial Statements.

     A model regulation has been approved by the NAIC regarding the suitability of sales to seniors, and now has been expanded to include purchasers of all ages. In addition, the SEC has recently approved a proposed FINRA regulation governing the suitability of sales of variable annuities. It can be expected that annuity sales practices will be an ongoing source of litigation and rulemaking. Similarly, private litigation regarding sales practices is ongoing against a number of insurance companies.

     In addition, federal regulators have commenced a number of inquiries into the FIA industry and have issued various regulatory pronouncements. Among these are inquiries by the SEC and FINRA and a regulatory pronouncement by FINRA. In the SEC inquiry, the staff of the SEC inquired of a number of issuers of unregistered FIAs as to how modern FIA products are structured; how the products are distributed; and whether certain FIAs should be required to register as securities. Like other FIA issuers, the Company, and/or its affiliates, was contacted regarding this matter. The Company, and/or its affiliates, responded and there has been no further public action by the SEC. The North American Securities Administrators Association (NASAA) has identified attempting to get FIA's classified as securities as one of its top legislative priorities for 2008. In addition, FINRA has initiated various inquiries regarding transactions that involve exchanges from variable annuities into FIA's. Like other FIA issuers, the Company, and/or its affiliates, was contacted regarding this matter, and is responding. In addition, FINRA in 2005 issued a regulatory Notice to Members advising member firms of the unique issues raised by FIA's, and suggesting that broker-dealers consider taking various actions when their registered representatives sell FIA's as an outside business activity. As a result of this Notice to Members, certain firms have instituted enhanced procedures regarding FIA sales by the representatives, and some firms have placed restrictions on these sales.

     These proceedings are expected to continue in the future and could result in legal precedents and new industry-wide legislation, rules, and regulations that could significantly affect the financial services industry, including life insurance and annuity companies. It is unclear at this time whether any such litigation or regulatory actions will have a material adverse effect on the Company in the future.

     The Company leases office space. Expense for the operating lease was $157, $150, and $119 in 2007, 2006, and 2005, respectively. The future minimum lease payments required under this operating lease are as follows:

                                                                 Operating Lease
                   -------------------------------------------------------------
                   -------------------------------------------------------------

                   2008                                          $          157
                   2009                                                     157
                   2010                                                     157
                   2011                                                     177
                   2012 and beyond                                        1,622
                   -------------------------------------------------------------
                   -------------------------------------------------------------
                             Total                               $        2,270
                   -------------------------------------------------------------
                   -------------------------------------------------------------

                                       35                            (Continued)

                   ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK

  Schedule I- Summary of Investments- Other Than Investments in Related Parties
                                December 31, 2007

                                                                                         Amount
                                                                                        shown on
                                                      Amortized                         Balance
Type of Investment                                    Cost (1)        Fair Value         Sheet
---------------------------------------------------------------------------------------------------

Fixed-maturity securities:
      U.S. government                            $         29,790 $        32,552  $        32,552
      States and political subdivisions                     2,204           2,303            2,303
      Foreign government                                    1,571           1,674            1,674
      Public utilities                                     14,917          15,213           15,213
      Corporate securities                                162,985         167,449          167,449
      Mortgage-backed securities                           67,132          69,358           69,358
---------------------------------------------------------------------------------------------------

           Total fixed-maturity securities                278,599         288,549          288,549
---------------------------------------------------------------------------------------------------

Other investments:
      Short-term securities                                 1,218                            1,218
      Policy loans                                             96                               96
------------------------------------------------------------------                -----------------

           Total other investments                          1,314                            1,314
------------------------------------------------------------------                -----------------

                  Total investments              $        279,913                  $       289,863
------------------------------------------------------------------                -----------------


(1) Original cost of fixed maturities reduced by repayments and adjusted for amortization of premiums or accrual discounts.


    See accompanying report of independent registered public accounting firm.


                   ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK

                Schedule III- Supplementary Insurance Information


                     As of December 31                                                    For the year ended December 31
           -------------------------------------------------------  ----------------------------------------------------------------
           -------------------------------------------------------  ----------------------------------------------------------------
                                      Future                        Net premium                      Net change Net change
                                  benefit reserves         Policy      revenue                           in        in
             Deferred   Deferred and policy and             and      and other     Net                deferred   deferred    Other
           acquisition   sales  contract account Unearned contract    contract   investment  Net       sales   acquisition operating
              costs   inducements    balances    premiums  claims  considerations income   benefits inducements*  costs**   expenses
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

2007:
Life            $ 273      $ -    $ 1,169          $ 53      $ 428      $ 273      $ 71     $ 122        $ -     $ (273)      $ 503
Annuities      36,862   10,992    265,652             -          -     11,017    19,493    11,777     (1,732)    (8,470)     20,394
Accident        1,606        -      1,626           684      6,870      1,466       329       742          -       (907)      1,970
 and health  ------------------ ----------  ------------  ---------  ---------  -------- --------- ----------  ---------  ----------
             --------- -------- ----------  ------------  ---------  ---------  -------- --------- ----------  ---------  ----------

             $ 38,741  $10,992  $ 268,447         $ 737   $  7,298   $ 12,756   $ 19,893  $ 12,641   $ (1,732)  $ (9,650)   $ 22,867
             --------- -------- ----------  ------------  ---------  ---------  -------- --------- ----------  ---------  ----------
             --------- -------- ----------  ------------  ---------  ---------  -------- --------- ----------  ---------  ----------

2006:
Life              $ -      $ -    $ 1,034          $ 54      $ 380      $ 410      $ 81     $ 112        $ -        $ -       $ 169
Annuities      31,470    9,763    248,548             -          -     10,200    11,315     9,441     (2,862)    (7,454)     17,677
Accident          700        -        922           312     16,370      9,724       731    10,835          -       (699)      3,040
 and health  --------- -------- ----------  ------------  ---------  ---------  -------- --------- ----------  ---------  ----------
             --------- -------- ----------  ------------  ---------  ---------  -------- --------- ----------  ---------  ----------

             $ 32,170  $ 9,763  $ 250,504         $ 366   $ 16,750   $ 20,334   $ 12,127  $ 20,388   $ (2,862)  $ (8,153)   $ 20,886
             --------- -------- ----------  ------------  ---------  ---------  -------- --------- ----------  ---------  ----------
             --------- -------- ----------  ------------  ---------  ---------  -------- --------- ----------  ---------  ----------

2005:
Life              $ -      $ -    $ 1,506          $ 67      $ 424    $ 1,164     $ 110     $ 570        $ -        $ -       $ 295
Annuities      25,101    6,878    207,945             -          -      8,110     9,052     9,506     (2,591)    (7,833)     16,345
Accident            -        -        523            40     16,259     11,528       768     9,064          -          -       2,625
  and health --------- -------- ----------  ------------  ---------  ---------  -------- --------- ----------  ---------  ----------
             --------- -------- ----------  ------------  ---------  ---------  -------- --------- ----------  ---------  ----------

             $ 25,101  $ 6,878  $ 209,974         $ 107   $ 16,683   $ 20,802   $ 9,930  $ 19,140   $ (2,591)  $ (7,833)    $ 19,265
             --------- -------- ----------  ------------  ---------  ---------  -------- --------- ----------  ---------  ----------
             --------- -------- ----------  ------------  ---------  ---------  -------- --------- ----------  ---------  ----------

*     See note 7 for aggregate gross amortization of deferred sales inducements.
**    See note 6 for aggregate gross amortization of deferred acquisition costs.


    See accompanying report of independent registered public accounting firm.

                   ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK

                            Schedule IV- Reinsurance

                                                                                                         Percentage
                                                            Assumed          Ceded                        of amount
                                             Direct        from other       to other         Net           assumed
        Year ended                           amount        companies       companies        amount         to net
----------------------------------------  --------------  -------------   -------------  -------------   ------------

December 31, 2007:

Life insurance in force                        $ 94,658            $ -        $ 83,342       $ 11,317           0.0%
                                          --------------  -------------   -------------  -------------   ------------

Premiums:
     Life                                       $ 1,529            $ -         $ 1,256          $ 273           0.0%
     Annuities                                   11,017              -               -         11,017           0.0%
     Accident and health                          3,729          1,305           3,568          1,466          89.0%
                                          --------------  -------------   -------------  -------------   ------------

        Total premiums                         $ 16,275        $ 1,305         $ 4,824       $ 12,756          10.2%
----------------------------------------  --------------  -------------   -------------  -------------   ------------

December 31, 2006:


Life insurance in force                        $ 91,453            $ -        $ 78,095       $ 13,358           0.0%
                                          --------------  -------------   -------------  -------------   ------------

Premiums:
     Life                                       $ 1,780            $ -         $ 1,370          $ 410           0.0%

     Annuities                                   10,200              -               -         10,200           0.0%
     Accident and health                         10,102          6,530           6,908          9,724          67.2%
                                          --------------  -------------   -------------  -------------   ------------

        Total premiums                         $ 22,082        $ 6,530         $ 8,278       $ 20,334          32.1%
----------------------------------------  --------------  -------------   -------------  -------------   ------------

December 31, 2005:


Life insurance in force                        $139,707            $ -        $ 83,338       $ 56,369           0.0%
                                          --------------  -------------   -------------  -------------   ------------

Premiums:
     Life                                       $ 2,086            $ -           $ 922        $ 1,164           0.0%

     Annuities                                    8,110              -               -          8,110           0.0%
     Accident and health                         10,207          8,494           7,173         11,528          73.7%
                                          --------------  -------------   -------------  -------------   ------------

        Total premiums                         $ 20,403        $ 8,494         $ 8,095       $ 20,802          40.8%
----------------------------------------  --------------  -------------   -------------  -------------   ------------


    See accompanying report of independent registered public accounting firm.
                                       38



                           PART C - OTHER INFORMATION
ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS
a.  Financial Statements

The following financial statements of the Company are included in Part B hereof:
    1.     Report of Independent Registered Public Accounting Firm.
    2.     Balance Sheets as of December 31, 2007 and 2006.
    3.     Statements of Operations for the years ended December 31, 2007, 2006 and 2005.
    4.     Statements of Comprehensive Income for the years ended December 31, 2007, 2006 and 2005.
    5.     Statements of Stockholder's Equity for the years ended December 31, 2007, 2006 and 2005.
    6.     Statements of Cash Flows for the years ended December 31, 2007, 2006 and 2005.
    7.     Notes to Financial Statements
    8.     Supplemental Schedules:
           -   Schedule I - Summary of Investments - Other Than Investments in Related Parties.
           -   Schedule III - Supplemental Insurance Information.
           -   Schedule IV - Reinsurance

The following financial statements of the Variable Account are included in Part B hereof:
    1.     Report of Independent Registered Public Accounting Firm.
    2.     Statements of Assets and Liabilities as of December 31, 2007.
    3.     Statements of Operations for the year or period ended December 31, 2007.
    4.     Statements of Changes in Net Assets for the years or periods ended December 31, 2007 and 2006.
    5.     Notes to Financial Statements - December 31, 2007.

b.  Exhibits

     1. Resolution of Board of Directors of the Company authorizing the establishment of the Separate Account, dated February 26, 1988(1) incorporated by reference as exhibit EX-99.B.1.
     2.   Not Applicable
     3.a. Principal Underwriter Agreement by and between Preferred Life
          Insurance Company of New York on behalf of Preferred Life Variable
          Account C and NALAC Financial Plans, Inc. (2) incorporated by reference as exhibit EX-99.B3.a. Preferred Life Insurance Company of
          New York is the predecessor to Allianz Life Insurance Company of New
          York. Preferred Life Variable Account C is the predecessor to Allianz
          Life of NY Variable Account C. NALAC Financial Plans, Inc., is the predecessor to USAllianz Investor Services, LLC, which is the predecessor to Allianz Life Financial Services, LLC.
     b.   Copy of Broker-Dealer Agreement between Preferred Life Insurance
          Company of New York and NALAC Financial Plans, Inc. (predecessor to
          Allianz Life Financial Services, LLC)(10) incorporated by reference as exhibit EX-99.B3.b.
     c.   Form of General Agency Agreement with Allianz Life Financial Services,
          LLC. (8) incorporated by reference as exhibit EX-99.B3.b.
     4.a. Individual Variable Annuity Contract - P40059 (5-03)(5) incorporated by reference as exhibit EX-99.B4.b.
     b. Contract Schedule Page - P40087-AA through P40087-FF(10) incorporated by reference as exhibit EX-99.B4.b.
     c. Traditional GMDB Endorsement - S40496(5) incorporated by reference as exhibit EX-99.B4.f.
     d. Enhanced GMDB Endorsement - S40497(5) incorporated by reference as exhibit EX-99.B4.f.
     e. Traditional GMIB Endorsement - S40499(5) incorporated by reference as exhibit EX-99.B4.e.
     f. Enhanced GMIB Endorsement - S40723(10) incorporated by reference as exhibit EX-99.B4.f.
     g. Traditional GPWB Endorsement - S40501(5) incorporated by reference as exhibit EX-99.B4.g.
     h. Enhanced GPWB Endorsement - S40724(10) incorporated by reference as exhibit EX-99.B4.h.
     i. DCA Fixed Account Endorsement - S40498(10) incorporated by reference as exhibit EX-99.B4.i.
     j.   Unisex Endorsement - P20031(10) incorporated by reference as exhibit
          EX-99.B4.j.
     k. Pension Plan and Profit Sharing Plan Endorsement - S40690(10) incorporated by reference as exhibit EX-99.B4.k.
     l.   403(b) Endorsement - S40687(10) incorporated by reference as exhibit
          EX-99.B4.l.
     m.   IRA Endorsement - P30012-NY(10) incorporated by reference as exhibit
          EX-99.B4.m.
     n. Roth IRA Endorsement - S40688-NY(10) incorporated by reference as exhibit EX-99.B4.n.
     o. Inherited IRA/Roth IRA Endorsement - S40714-NY(7) incorporated by reference as exhibit EX-99.B4.j.
     p. Waiver of CDSC Endorsement - S30077(10) incorporated by reference as exhibit EX-99.B4.p.
     q. Blanket Endorsement - S40689-NY(10) incorporated by reference as exhibit EX-99.B4.q.
     5. Application for Annuity Contract - P40058 (5-06)(10) incorporated by reference as exhibit EX-99.B5.
     6.(i)Copy of Certificate of the Amendment of Charter of the Company dated
          October 5, 1988 and the Declaration of Intention and Charter dated
          August 26, 1996(8) incorporated by reference as exhibit EX-99.B6.i.
      (ii)Copy of the Restated Bylaws of the Company (as amended on October 2,
          1996)(8) incorporated by reference as exhibit EX-99.B6.ii.
    7.     Not Applicable

     8.a. 22c-2 Agreements*

     b.   Form of Participation Agreement between BlackRock Series Fund, Inc.,
          BlackRock Distributors, Inc., Allianz Life Insurance Co. of New York, and Allianz Life Financial Services, LLC*
     c.   Form of Adminstrative Service Agreement between BlackRock Advisors,
          LLC and Allianz Life*

     d.   Copy of Participation Agreement between Davis Variable Account Fund,
          Inc., Davis Distributors, LLC and Preferred Life Insurance Company of
          New York, dated 11/1/1999(3) incorporated by reference as exhibit
          EX-99.B8.e.
     e.   Copy of Amendment to Participation Agreement between Davis Variable
          Account Fund, Inc., Davis Distributors, LLC and Allianz Life Insurance
          Company of New York, dated 5/1/07.*

     f.   Copy of Administrative Services Agreement between The Dreyfus
          Corporation and Preferred Life Insurance Company of New York, dated
          5/1/2002(10) incorporated by reference as exhibit EX-99.B8.f.
     g.   Copy of Amendments to Administrative Services Agreement between The
          Dreyfus Corporation and Allianz Life Insurance Company of New York
          (formerly Preferred Life Insurance Company of New York), dated 8/7/02,
          10/16/06(10) incorporated by reference as exhibit EX-99.B8.g.
     h.   Copy of Disribution/12 b-1 Letter Agreement between Dreyfus Service
          Corporation and USAllianz Investor Services, LLC (predecessor to
          Allianz Life Financial Services, LLC.), dated 5/1/2002(10) incorporated by reference as exhibit EX-99.B8.h.
     i.   Copy of Fund Participation Agreement between Preferred Life Insurance
          Company of New York, Dreyfus Investment Portfolios and The Dreyfus
          Life and Annuity Index Fund, dated 5/1/2002(5) incorporated by reference as exhibit EX-99.B8.q.
     j.   Copy of Amendment to Fund Participation Agreement between Allianz Life
          Insurance Company of New York, Dreyfus Investment Portfolios and the
          Dreyfus Stock Index Fund, Inc., dated 5/1/07.*

     k.   Copy of Administrative Services Agreement between Franklin Templeton
          Services LLC and Preferred Life Insurance Company of New York, dated
          10/1/2003(7) incorporated by reference as exhibit EX-99.B8.ac.
     l.   Copy of Amendment to Administrative Services Agreement between
          Franklin Templeton Services, LLC and Allianz Life Insurance Company of
          New York, dated 7/31/2007.*
     m.   Copy of Participation Agreement between Franklin Templeton Variable
          Insurance Products Trust, Franklin/Templeton Distributors, Inc.,
          Allianz Life Insurance Company of New York and USAllianz Investor
          Services, LLC (the predecessor to Allianz Life Financial Services,
          LLC.), and dated 10/1/2003(7) incorporated by reference as exhibit
          EX-99.B8.m.
     n.   Copy of Amendments to Participation Agreement between Franklin
          Templeton Variable Insurance Products Trust, Franklin/Templeton
          Distributors, Inc., Allianz Life Insurance Company of New York and
          USAllianz Investor Services, LLC (the predecessor to Allianz Life
          Financial Services, LLC.), dated 5/1/2007 and 12/11/2007.*

     o.   Copy of Participation Agreement between Premier VIT, Allianz Life of
          New York and Allianz Global Investors Distributors LLC, dated
          5/1/2006(9) incorporated by reference as exhibit EX-99.B8.i.
     p. Copy of Administrative Service Agreement between OpCap Advisors LLC and Allianz Life of New York, dated 5/1/2006(9) incorporated by reference as exhibit EX-99.B8.p.
     q.   Copy of Administrative Support Service Agreement between
          OppenheimerFunds, Inc. and Preferred Life Insurance Company of New
          York, dated 12/1/1999(6) incorporated by reference as exhibit
          EX-99.B8.q.
     r.   Copy of Amendment to Administrative Support Service Agreement between
          OppenheimerFunds, Inc. and Preferred Life Insurance Company of New
          York, dated 2/1/2000(10) incorporated by reference as exhibit
          EX-99.B8.r.
     s.   Copy of Participation Agreement between Oppenheimer Variable Account
          Funds, OppenheimerFunds, Inc. and Preferred Life Insurance Company of
          New York, dated 12/1/1999(3) incorporated by reference as exhibit
          EX-99.B8.h.
     t.   Copy of Amendments to Participation Agreement between Oppenheimer
          Variable Account Funds, OppenheimerFunds, Inc. and Allianz Life
          Insurance Company of New York (formerly Preferred Life Insurance
          Company of New York), dated 2/1/00, 5/1/02, 4/30/04, 5/1/06(10)
          incorporated by reference as exhibit EX-99.B8.t.

     u.   Copy of Amended and Restated Services Agreement between Pacific
          Investment Management Company LLC and Allianz Life Insurance Company of New York, dated 01/01/2007(10) incorporated by reference as exhibit
          EX-99.B8.u.
     v.   Copy of Participation Agreement between Preferred Life Insurance
          Company of New York, PIMCO Variable Insurance Trust, and PIMCO Funds
          Distributors LLC, dated 12/1/1999(3) incorporated by reference as exhibit EX-99.B8.v.
     w.   Copy of Amendments to Participation Agreement between Allianz Life
          Insurance Company of New York (formerly Preferred Life Insurance
          Company of New York), PIMCO Variable Insurance Trust, and Allianz
          Global Investors Distributors LLC (formerly PIMCO Funds Distributors
          LLC), dated 4/1/00, 5/1/02, 5/1/03, 4/30/04, 4/29/05(10) incorporated by reference as exhibit EX-99.B8.w.
     x.   Copy of Distribution Services Agreement between Allianz Life Insurance
          Company of New York and Allianz Global Investors Distributors, LLC, dated 01/01/2007(10) incorporated by reference as exhibit EX-99.B8.x.

     y.   Copy of Services Agreement between Prudential Investment Management
          Services LLC and Preferred Life Insurance Company of New York, dated
          12/15/2000(6) incorporated by reference as exhibit EX-99.B8.w.
     z.   Copy of Amendment to Services Agreement between Prudential Investment
          Management Services LLC and Preferred Life Insurance Company of New
          York, dated 9/9/2002(10) incorporated by reference as exhibit
          EX-99.B8.z.
     aa.  Copy of Fund Participation Agreement between Preferred Life Insurance
          Company of New York, The Prudential Series Fund, Inc., Prudential
          Investments Fund Management LLC, and Prudential Investment Management
          Services, LLC, dated 12/15/2000(4) incorporated by reference as exhibit EX-99.B8.e.
     ab.  Copy of Amendment to Participation Agreement between The Prudential
          Series Fund, Inc., The Prudential Insurance Company of America,
          Prudential Investment Management Services, LLC and Allianz Life
          Insurance Company of New York (formerly Preferred Life Insurance
          Company of New York), dated 5/1/2003(10) incorporated by reference as exhibit EX-99.B8.ab.

     ac. Copy of Service Agreement between J.&W. Seligman & Co. Incorporated and Preferred Life Insurance Company of New York, dated 12/16/1999(6) incorporated by reference as exhibit EX-99.B8.x.
     ad.  Copy of Fund Participation Agreement between Seligman Portfolios, Inc.
          and Preferred Life Insurance Company of New York, dated 12/1/1999(3) incorporated by reference as exhibit EX-99.B8.j.
     ae.  Copy of Amendments to Participation Agreement between Seligman
          Portfolios, Inc. and Allianz Life Insurance Company of New York
          (formerly Preferred Life Insurance Company of New York), dated 2/1/00,
          5/1/02, 5/1/03, 4/30/04, 5/1/06(10) incorporated by reference as exhibit EX-99.B8.ae.

     9.   Opinion and Consent of Counsel*
     10.  Consent of Independent Registered Public Accounting Firm*
     11.  Not Applicable
     12.  Not Applicable
     13.  Power of Attorney*

*   Filed herewith

(1) Incorporated by reference from Registrant's N-4 filing (File Nos. 333-19699 and 811-05716) electronically filed on January 13, 1997.
(2) Incorporated by reference from Registrant's Pre-Effective Amendment No. 1 to
    Form N-4 (File Nos. 333-19699 and 811-05716) electronically filed on May 12,
    1997.
(3) Incorporated by reference from Registrant's Post-Effective Amendment No. 8 to Form N-4 (File Nos.333-19699 and 811-05716) electronically filed on April
    28, 2000.
(4) Incorporated by reference from Registrant's Post-Effective Amendment No. 9 to Form N-4 (File Nos.333-19699 and 811-05716) electronically filed on December 15, 2000.
(5) Incorporated by reference from Registrant's Post Effective Amendment No. 21 to Form N-4 (File Nos.333-19699 and 811-05716) electronically filed on December 29, 2003.
(6) Incorporated by reference from Registrant's Post Effective Amendment No. 14 to Form N-4 (File Nos.333-75718 and 811-05716) electronically filed on April
    27, 2004.
(7) Incorporated by reference from Registrant's Post Effective Amendment No. 23 to Form N-4 (File Nos.333-19699 and 811-05716) electronically filed on April
    27, 2005.
(8) Incorporated by reference from the Initial Registration Statement to Allianz Life Variable Account B's Form N-4 (File Nos.333-134267 and
    811-05618) electronically filed on May 19, 2006.
(9) Incorporated by reference from Registrant's Post Effective Amendment No. 25 to Form N-4 (File Nos. 333-19699 and 811-05716) electronically filed on
    December 28, 2006.
(10)Incorporated by reference from Registrant's Post Effective Amendment No. 26 to Form N-4 (File Nos. 333-19699 and 811-05716) electronically filed on
    April 23, 2007.

ITEM 25. OFFICERS AND DIRECTORS OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK. Unless noted otherwise, all officers and directors have the following principal business address:
                             5701 Golden Hills Drive
                           Minneapolis, MN 55416-1297

The following are the Officers and Directors of the Company:
     -------------------------------------------------- ------------------------------------------------------
            NAME AND PRINCIPAL BUSINESS ADDRESS                 POSITIONS AND OFFICES WITH DEPOSITOR
     -------------------------------------------------- ------------------------------------------------------
     Jill E. Paterson                                   Chief Financial Officer
     -------------------------------------------------- ------------------------------------------------------
     Vincent G. Vitiello                                Director, Chairman of the Board, Chief Executive
                                                        Officer and President
     -------------------------------------------------- ------------------------------------------------------
     Dennis J. Marion                                   Director
     39 Westview Road
     Wayne, NJ 07470
     -------------------------------------------------- ------------------------------------------------------
     Eugene T. Wilkinson                                Director
     31A Mountain Blvd
     Warren, NJ 07059
     -------------------------------------------------- ------------------------------------------------------
     Stephen R. Herbert                                 Director
     900 Third Avenue
     New York, NY 10022
     -------------------------------------------------- ------------------------------------------------------
     Jack F. Rockett                                    Director
     140 East 95th Street, Ste 6A
     New York, NY 10129
     -------------------------------------------------- ------------------------------------------------------
     Suzanne Pepin                                      Director
     -------------------------------------------------- ------------------------------------------------------
     Martha Clark Goss                                  Director
     -------------------------------------------------- ------------------------------------------------------
     Gary A. Smith                                      Director
     -------------------------------------------------- ------------------------------------------------------
     Thomas P. Burns                                    Director
     -------------------------------------------------- ------------------------------------------------------
     John Esch                                          Director & Vice President - Actuarial
     -------------------------------------------------- ------------------------------------------------------
     Yvonne Franzese                                    Director
     Fireman's Fund Insurance Co.
     777 San Marin Drive
     Novato, CA 94998
     -------------------------------------------------- ------------------------------------------------------
     William Gaumond                                    Director
     -------------------------------------------------- ------------------------------------------------------

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

                         ALLIANZ SE AFFILIATED COMPANIES
                                as of 12-31-2007

The numbers in the list below indicate levels of ownership. Each company is either wholly-owned or majority-owned by the company that numerically proceeds it on the list. For example, a level (2) company either wholly-owns or majority-owns all the level (3) companies listed below it. Therefore, Allianz of America, Inc. either wholly-owns or majority-owns Allianz Investment Company, LLC; Allianz Private Equity Partners, Inc; Allianz Technical Service, Inc.; Allianz Life Insurance Company of North America, etc. The state or other sovereign power under which each company is organized is listed in parenthesis at the end of the company name unless the state or sovereign power is not part of the name. If a company is organized in the United States, only the abbreviated state code is included in the parenthesis.

(1) Allianz SE (European Company)
    Allianz Finanzbeteiligungs GmbH
        Allianz-Agros 6 Vermogensverwaltungsgesellschaft mbH
    Allianz Global Investors Aktiengesellschaft
        Allianz Global Investors of America Holdings Inc.
    (2) Allianz of America, Inc. (DE)
    (2) Allianz Finance Corporation Delaware
    (2) Allianz Foundation of North America
        (3)Allianz Investment Company, LLC (DE)
        (3)Allianz Private Equity Partners, Inc (DE)
        (3)Allianz Technical Service, Inc (DE)
        (3)Allianz Life Insurance Company of North America (MN)
           (4) Allianz Advisers, LLC (MN)**
           (4) Allianz Life Financial Services LLC (MN)*
           (4) AZL PF Investments, Inc. (MN)**
           (4) Associated Group Benefits, Ltd. (Canadian Federal Corp)**
           (4) North American London Underwriters, Ltd. (Bermuda)**
           (4) Allianz Life and Annuity Company (MN)**
           (4) Allianz Individual Insurance Group, LLC (MN)**
               (5)CFC Insurance Marketing, LLC (CA) **
               (5)Personalized Brokerage Services, LLC (KS)**
               (5)Sunderland Insurance Services, Inc. (ND)**
               (5)Roster Financial, LLC (NJ)**
               (5)The Annuity Store Fin. & Ins. Services, LLC (CA)**
               (5)AdvisorsIG, LLC (FL)**
               (5)Pinnacle USA, LLC (NJ)**
               (5)Ann Arbor Annuity Exchange, LLC (MI)**
               (5)Professional Planners Marketing Group, LLC (FL)**
               (5)American Financial Marketing, LLC (MN)**
               (5)Game Plan Financial Marketing, LLC (GA)**
           (4) Yorktown Financial Companies, Inc. (IN)**
               (5)Questar Capital Corporation (MN)**
               (5)Questar Asset Management (MI)**
               (5)Questar Agency, Inc. (MN)**
               (5)Questar Agency of Colorado, Inc. (CO)**
               (5)Questar Agency of Alabama, Inc. (AL)**
               (5)Questar Agency of Texas, Inc. (TX)**
               (5)Questar Agency of Ohio, Inc. (OH)**
               (5)Questar Agency of Wyoming, Inc. (WY)**
               (5)Questar Agency of Massachusetts, Inc.(MA)**
               (5)Questar Agency of New Mexico, Inc, (NM)**
           (4) Allianz Life Insurance Company of New York (NY)*
           (4) Delaware Valley Financial Services, LLC (PA)**
           (4) 5557 Green Farms Road, LLC (DE)**
           (4) Turnpike Crossing I, LLC (DE)**
           (4) Turnpike Crossing II, LLC (DE)**
           (4) Turnpike Crossing III, LLC (DE)**
        (3)Allianz Income Management Services, Inc. (MN)
        (3)Allianz of America Corporation (NY)
        (3)Allianz Global Risks US Insurance Company (CA)
           (4) Allianz Underwriters Insurance Company (CA)
           (4) 1738778 Ontario, Inc. (A Canadian Corporation)
           (4) AIM Underwriting Ltd (A Canadian Corporation)
           (4) Fireman's Fund Insurance Company (CA)
               (5)Fireman's Fund Foundation
               (5)Allianz Cash Pool, LLC (DE)
               (5)Par Holdings LTD (Bermuda) (5)Life Sales LLC (CA)
               (5)International Film Guarantors, LLC (CA)
               (5)International Film Guarantors Reinsurance LTD (Bermuda)
               (5)International Film Guarantors LTD (UK)
               (5)Wm. H. McGee & Co. Inc. (NY)
               (5)Wm. H. McGee & Company of Puerto Rico, Inc. (Puerto Rico)
               (5)Wm. H. McGee & Company LTD (Bermuda)
               (5)Fireman's Fund Insurance Company Bermuda (SAC)Limited(Bermuda)
               (5)Interstate Fire & Casualty Company (IL)
               (5)Interstate Indemnity Company (IL)
               (5)Chicago Insurance Company(IL)
               (5)Fireman's Fund Plus, LLC (DE)
               (5)Fireman's Fund Financial Services, LLC (DE)
               (5)The American Insurance Company (OH)
                  (6) Fireman's Fund Insurance Company of Georgia (GA)
                  (6) Fireman's Fund Insurance Company of Hawaii, Inc. (HI)
                  (6) Fireman's Fund Insurance Company of Louisiana (LA)
                  (6) Fireman's Fund Insurance Company of Ohio (OH)
               (5)American Yonkers Realty Development, Inc. (NY)
               (5)Fireman's Fund Indemnity Corporation (NJ)
               (5)American Automobile Insurance Co. (MO)
                  (6) Associated Indemnity Corporation (CA)
               (5)Vintage Insurance Company (CA)
               (5)San Francisco Reinsurance Company (CA)
               (5)National Surety Corporation (IL)
               (5)Standard General Agency, Inc. (TX)
                  (6) Fireman's Fund County Mutual Insurance Co. (TX)
                  (6) American Standard Lloyds Insurance Co. (TX)
           (4) Allianz Risk Consultants, LLC (CA)
           (4) Allianz Aviation Managers, LLC (NY)
        (3)Allianz Mexico, S.A. Compania De Seguros (Mexico)
        (3)Allianz Global Investors of America LLC (DE)
           (4) Allianz Global Investors U. S. Holding LLC
           (4) Allianz Global Investors U. S. Partners G. P.
               (5)Allianz-PacLife Partners LLC
                  (6) Pacific Mutual Holding Company
                  (6) Pacific Life Insurance Company
                  (6) Pacific Asset  Management LLC
                  (6) Pacific Financial Products, Inc.
               (5)Allianz Global Investors of America L.P.
                  (6) Allianz Global Investors U.S. Equities LLC
                      (7)  Vision Holdings LLC
                            (8) Alpha Vision LLC
                               (9) Alpha Vision Capital Advisors LLC
                               (9) Alpha Vision Capital Management LLC
                      (7)  NFJ Management Inc. (8) NFJ Investment Group L.P.
                      (7)  Nicholas-Applegate Holdings LLC
                            (8) Nicholas-Applegate Capital Management LLC
                               (9) Nicholas-Applegate Capital Management Limited
                            (8) Nicholas-Applegate Securities LLC
                      (7)  Allianz Global Investors NY Holdings LLC
                            (8) Oppenheimer Capital LLC
                            (8) OpCap Advisors LLC
                      (7)  Allianz Hedge Fund Partners Holding L.P.
                            (8) Allianz Hedge Fund Partners
                            (8) AHFP Capital
                               (9) Allianz Hedge Fund Partners (Caymen) LLC
                  (6) Allianz Global Investors U.S. Retail LLC
                      (7) Allianz Global Investors Managed Accounts LLC
                      (7) Allianz Global Investors Distributors LLC
                           (8) Allianz Global Investors Advertising Agency Inc.
                      (7) Allianz Global Investors Fund Management LLC
                  (6) PIMCO Japan Ltd.
                  (6) PIMCO Global Advisors (Ireland) Limited
                  (6) PIMCO Global Advisors LLC
                      (7) PIMCO Global Advisors (Resources) Limited
                      (7) PIMCO Australia PTY Ltd.
                      (7) PIMCO Asia PTE Ltd.
                      (7) PIMCO Europe Limited
                      (7) PIMCO Asia Limited (Hong Kong)
                  (6) Pacific Investment Management Company LLC
                      (7) StocksPLUS Management Inc.
                      (7) PIMCO Partners LLC
                      (7) PIMCO Canada Management Inc.
                      (7) PIMCO Canada Holding LLC
                           (8) PIMCO Canada Corp.
                  (6) PIMCO Luxembourg SA
                  (6) Oppenheimer Group, Inc.

          *    Filed separate financial statements with the SEC.

          ** Not required to file financial statements with the SEC because they to not sell securities products.

ITEM 27. NUMBER OF CONTRACT OWNERS
As of March 31, 2008 there were 840 qualified Contract Owners and 571 non-qualified Contract Owners with Contracts in the Separate Account.

ITEM 28. INDEMNIFICATION
The Bylaws of the Insurance Company provide:
    ARTICLE XI. INDEMNIFICATION OF DIRECTORS, OFFICERS AND EMPLOYEES
        SECTION 1. RIGHT TO INDEMNIFICATION:
        (a)Subject to the conditions of this Article and any conditions or limitations imposed by applicable law, the Corporation shall indemnify any employee, director or officer of the Corporation (an "Indemnified Person") who was, is, or in the sole opinion of the Corporation, may reasonably become a party to or otherwise involved in any Proceeding by reason of the fact that such Indemnified Person is or was:
           (i) a director of the Corporation; or
           (ii) acting in the course and scope of his or her duties as an officer or employee of the Corporation; or (iii) rendering Professional Services at the request of and for the benefit of the Corporation; or (iv) serving at the request of the Corporation as an officer, director, fiduciary or member of another corporation, association, committee, partnership, joint venture, trust, employee benefit plan or other enterprise (an "Outside Organization").
        (b)Notwithstanding the foregoing, no officer, director or employee shall be indemnified pursuant to these bylaws under the following circumstances: (i) in connection with a Proceeding initiated by such person, in his or her own personal capacity, unless such initiation was authorized by the Board of Directors; (ii) if a court of competent jurisdiction finally determines that any indemnification hereunder is unlawful; (iii) for acts or omissions involving intentional misconduct or knowing and culpable violation of law; (iv) for acts or omissions that the Indemnified Person believes to be contrary to the best interests of the Corporation or its shareholders or that involve the absence of good faith on the part of the Indemnified Person; (v) for any transaction for which the Indemnified Person derived an improper personal benefit; (vi) for acts or omissions that show a reckless disregard for the Indemnified Person's duty to the Corporation or its shareholders in circumstances in which the Indemnified Person was aware or should have been aware, in the ordinary course of performing the Indemnified Person's duties, of the risk of serious injury to the Corporation or its shareholders; (vii) for acts or omissions that constitute an unexcused pattern of inattention that amounts to an abdication of the Indemnified Person's duties to the Corporation or its shareholders; (viii) in circumstances where indemnification is prohibited by applicable law;
           (ix) in the case of service as an officer, director, fiduciary or member of an Outside Organization, where the Indemnified Person was aware or should have been aware that the conduct in question was outside the scope of the assignment as contemplated by the Corporation.
        SECTION 2. SCOPE OF INDEMNIFICATION:
        (a)Indemnification provided pursuant to Section 1(a)(iv) shall be secondary and subordinate to indemnification or insurance provided to an Indemnified Person by an Outside Organization or other source, if any.
        (b)Indemnification shall apply to all reasonable expenses, liability and losses, actually incurred or suffered by an Indemnified Person in connection with a Proceeding, including without limitation, attorneys' fees and any expenses of establishing a right to indemnification or advancement under this article, judgments, fines, ERISA excise taxes or penalties, amounts paid or to be paid in settlement and all interest, assessments and other charges paid or payable in connection with or in respect of such expense, liability and loss.
        (c)Such indemnification shall continue as to any Indemnified Person who has ceased to be an employee, director or officer of the Corporation and shall inure to the benefit of his or her heirs, estate, executors and administrators.
        SECTION 3. DEFINITIONS:
        (a)"Corporation" for the purpose of Article XI shall mean Allianz Life Insurance Company of New York and all of its subsidiaries.
        (b)"Proceeding" shall mean any threatened, pending, or completed action, suit or proceeding whether civil, criminal, administrative, investigative or otherwise, including actions by or in the right of the Corporation to procure a judgment in its favor.
        (c)"Professional Services" shall mean services rendered pursuant to (i) a professional actuarial designation, (ii) a license to engage in the practice of law issued by a State Bar Institution or (iii) a Certified Public Accountant designation issued by the American Institute of Certified Public Accountants.
Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted for directors and officers or controlling persons of the Insurance Company pursuant to the foregoing, or otherwise, the Insurance Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Insurance Company of expenses incurred or paid by a director, officer or controlling person of the Insurance Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITERS
a. Allianz Life Financial Services, LLC (previously USAllianz Investor Services, LLC) is the principal underwriter for the Contracts. It also is the principal underwriter for:
                         Allianz Life Variable Account A
                         Allianz Life Variable Account B

b. The following are the officers (managers) and directors (Board of Governors) of Allianz Life Financial Services, LLC. All officers and directors have the following principal business address:
                             5701 Golden Hills Drive
                           Minneapolis, MN 55416-1297

         -------------------------------------- -----------------------------------------------------------------
                         NAME                                POSITIONS AND OFFICES WITH UNDERWRITER
         -------------------------------------- -----------------------------------------------------------------
         Robert DeChellis                       Chief Manager, Chief Executive Officer, President and Governor
         -------------------------------------- -----------------------------------------------------------------
         Thomas Burns                           Governor
         -------------------------------------- -----------------------------------------------------------------
         Angela Wilson                          Chief Financial Officer and Vice President
         -------------------------------------- -----------------------------------------------------------------
         Catherine Q. Farley                    Senior Vice President
         -------------------------------------- -----------------------------------------------------------------
         Corey J. Walther                       Senior Vice President
         -------------------------------------- -----------------------------------------------------------------
         Jeffrey W. Kletti                      Senior Vice President
         -------------------------------------- -----------------------------------------------------------------
         Wayne Peterson                         Chief Compliance Officer and Vice President
         -------------------------------------- -----------------------------------------------------------------

c.
For the period 1-1-2007 to 12-31-2007:
------------------------------------ --------------------- --------------------- --------------------- ---------------------
   NAME OF PRINCIPAL UNDERWRITER       NET UNDERWRITING      COMPENSATION ON          BROKERAGE            COMPENSATION
                                        DISCOUNTS AND
                                         COMMISSIONS            REDEMPTION           COMMISSIONS
------------------------------------ --------------------- --------------------- --------------------- ---------------------
------------------------------------ --------------------- --------------------- --------------------- ---------------------
Allianz Life Financial Services,
LLC                                     $5,838,450.54               $0                    $0                    $0
------------------------------------ --------------------- --------------------- --------------------- ---------------------

The $5,838,450.54 that Allianz Life Financial Services, LLC received from Allianz Life of New York as commissions on the sale of Contracts issued under Allianz Life of NY Variable Account C was subsequently paid entirely to the third party broker/dealers that perform the retail distribution of the Contracts and, therefore, no commission or compensation was retained by Allianz Life Financial Services, LLC.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS
5701 Golden Hills Drive, Minneapolis, Minnesota 55416 and Delaware Valley Financial Services, Allianz Service Center, 300 Berwyn Park, Berwyn, Pennsylvania 19312, maintain physical possession of the accounts, books or documents of the Variable Account required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder.

ITEM 31. MANAGEMENT SERVICES
Not Applicable

ITEM 32. UNDERTAKINGS
a. Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen (16) months old for so long as payment under the variable annuity contracts may be accepted.
b. Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or
    (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.
c. Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

                                 REPRESENTATIONS
Allianz Life Insurance Company of New York ("Company") hereby represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.

The Company hereby represents that it is relying upon a No-Action Letter issued to the American Council of Life Insurance, dated November 28, 1988 (Commission ref. IP-6-88), and that the following provisions have been complied with:

1. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;
2. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;
3. Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by
    Section 403(b)(11) to the attention of the potential participants;
4. Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restrictions on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his contract value.

                                   SIGNATURES
As required by the Securities Act of 1933 and the Investment Company Act of 1940, as amended, Allianz Life Insurance Company of New York on behalf of the Registrant certifies that it meets the requirements of the Securities Act Rule 485(b) for effectiveness of this Registration Statement and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized in the City of Minneapolis and State of Minnesota, on this 24th day of April, 2008.

                      ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
                                  (Registrant)

                 By: ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
                                   (Depositor)

                            BY: /S/ STEWART D. GREGG

                                Stewart D. Gregg
                            Senior Securities Counsel

                   ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK

                                   (Depositor)

                          BY: /S/ VINCENT G. VITIELLO*

                               Vincent G. Vitiello
                      Chief Executive Officer and President

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities indicated on the 24th of April, 2008.

       SIGNATURE                              TITLE
       Vincent G. Vitiello*                   Director, Chairman of the Board, President &
       Vincent G. Vitiello                    Chief Executive Officer

       Jill E. Paterson*                      Chief Financial Officer
       Jill E. Paterson

       Suzanne Pepin*                         Director
       Suzanne Pepin

       Dennis Marion*                         Director
       Dennis Marion

       Eugene T. Wilkinson*                   Director
       Eugene T. Wilkinson

       Stephen R. Herbert*                    Director
       Stephen R. Herbert

       Gary A. Smith*                         Director
       Gary A. Smith

       Martha Clark Goss*                     Director
       Martha Clark Goss

       Thomas P. Burns*                       Director
       Thomas P. Burns

       John Esch*                             Director & Vice President-Actuary
       John Esch

       Yvonne Franzese*                       Director
       Yvonne Franzese

       William Gaumond*                       Director
       William Gaumond



   * By Power of Attorney filed as Exhibit 13 to this Registration Statement.


                            BY /S/ STEWART D. GREGG
                                Stewart D. Gregg
                            Senior Securities Counsel

                   EXHIBITS TO POST-EFFECTIVE AMENDMENT NO. 28
                                       TO
                                    FORM N-4
                       (FILE NOS. 333-19699 AND 811-05716)
                      ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
                   ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
                                INDEX TO EXHIBITS

EX-99.B8.a. 22c-2 Agreements
EX-99.B8.b. Form of PA-BlackRock
EX-99.B8.c. Form of ASA-BlackRock
EX-99.B8.e. Davis-Amendment to PA dated 5/1/2007
EX-99.B8.j. Dreyfus-Amendment to PA dated 5/1/2007
EX-99.B8.l. Franklin-Amendment to ASA dated 7/31/2007
EX-99.B8.n. Franklin-Amendments to PA dated 5/1/2007 and 12/11/20007
EX-99.B9    Opinion and Consent of Counsel
EX-99.B10   Consent of Independent Registered Public Accounting Firm
EX-99.B13   Powers of Attorney